UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2013

Date of reporting period: March 31, 2013

Item 1.	Reports to Stockholders.

March 31, 2013

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

† Large Cap Fund

† Large Cap Value Fund

† Large Cap Growth Fund

† Tax-Managed Large Cap Fund

† S&P 500 Index Fund

† Small Cap Fund

† Small Cap Value Fund

† Small Cap Growth Fund

† Tax-Managed Small/Mid Cap Fund

† Mid-Cap Fund

† U.S. Managed Volatility Fund

† Global Managed Volatility Fund

† Tax-Managed Managed Volatility Fund

† Real Estate Fund

† Enhanced Income Fund

† Core Fixed Income Fund

† U.S. Fixed Income Fund

† High Yield Bond Fund

† Real Return Fund

† Multi-Strategy Alternative Fund

† Multi-Asset Accumulation Fund

† Multi-Asset Income Fund

† Multi-Asset Inflation Managed Fund

† Multi-Asset Capital Stability Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 12.2%
Harley-Davidson, Cl A	0.5%	170,354	$9,080
Nike, Cl B	0.8	236,301	13,944
Target, Cl A	0.7	176,094	12,054
Other Securities	10.2		184,576

			219,654

Consumer Staples — 9.8%
Anheuser-Busch InBev ADR	0.6	114,122	11,361
Costco Wholesale	1.0	164,300	17,434
CVS Caremark	0.9	303,843	16,708
Estee Lauder, Cl A	1.1	317,012	20,298
Mead Johnson Nutrition, Cl A	0.7	165,196	12,795
Walgreen	0.7	245,375	11,700
Other Securities	4.8		86,149

			176,445

Energy — 10.3%
Chevron	1.4	210,000	24,952
ConocoPhillips	0.8	247,660	14,884
EOG Resources	0.7	91,925	11,773
Exxon Mobil	1.7	346,500	31,223
Kinder Morgan	0.6	279,903	10,827
Marathon Petroleum	0.6	125,800	11,272
Phillips 66	0.6	153,570	10,745
Schlumberger, Cl A	0.6	140,563	10,527
Other Securities	3.3		59,669

			185,872

Financials — 15.7%
Bank of America	0.6	833,200	10,148
Capital One Financial*	0.5	171,010	9,397
Charles Schwab (A)	0.6	597,996	10,579
Citigroup	0.6	265,000	11,724
Discover Financial Services	0.5	206,400	9,255
Goldman Sachs Group	0.5	65,700	9,668
JPMorgan Chase	1.8	692,370	32,860

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo*	0.9%	439,200	$16,246
Other Securities	9.7		172,935

			282,812

Health Care — 13.6%
Allergan	0.8	120,700	13,474
Amgen, Cl A	0.9	165,613	16,977
Biogen Idec*	0.6	55,510	10,708
Celgene, Cl A*	0.8	118,467	13,732
Express Scripts Holding*	1.0	299,615	17,273
Johnson & Johnson (A)	0.8	178,991	14,593
Merck	0.7	277,200	12,260
Mondelez International, Cl A	0.6	327,498	10,025
Pfizer	1.7	1,041,000	30,043
Other Securities	5.7		106,272

			245,357

Industrials — 8.8%
Fluor	0.5	142,552	9,456
Northrop Grumman	0.5	129,500	9,085
Pall	0.5	130,940	8,952
Union Pacific	0.6	73,290	10,437
Other Securities	6.7		122,050

			159,980

Information Technology — 18.4%
Accenture, Cl A	0.5	117,128	8,898
Adobe Systems*	1.1	456,906	19,880
Apple	1.5	60,968	26,986
Cisco Systems	0.6	544,200	11,379
Google, Cl A*	1.0	22,876	18,164
International Business Machines	0.6	46,697	9,961
Mastercard, Cl A	1.6	51,729	27,992
Oracle, Cl B	0.5	275,984	8,925
Qualcomm*	1.6	417,545	27,955
Visa, Cl A	0.8	87,025	14,780
Other Securities	8.6		156,954

			331,874

Materials — 3.6%
Other Securities	3.6		65,213

Telecommunication Services — 2.0%
AT&T	0.6	273,200	10,024
Crown Castle International*	1.1	272,847	19,001
Other Securities	0.3		6,552

			35,577

Utilities — 1.9%
Other Securities	1.9		34,413

Total Common Stock (Cost $1,358,672) ($ Thousands)			1,737,197

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANT — 0.0%
Other Securities	0.0%		$506

Total Warrant (Cost $188) ($ Thousands)			506

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P 0.120%**† (B)	4.1	73,761,768	73,762

Total Affiliated Partnership (Cost $73,762) ($ Thousands)			73,762

CASH EQUIVALENTS — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	5.6	100,824,286	100,824
Other Securities	0.0		874

Total Cash Equivalents (Cost $101,698) ($ Thousands)			101,698

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,333

Total U.S. Treasury Obligations (Cost $3,332) ($ Thousands)			3,333

Total Investments — 106.2% (Cost $1,537,652) ($ Thousands)			$1,916,496

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	188	Jun-2013	$323
S&P Mid 400 Index E-MINI	16	Jun-2013	67

			$390

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,804,724 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $72,640 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2013 was $73,762 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depository Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,737,197	$—	$—	$1,737,197
Warrant	506	—	—	506
Affiliated Partnership	—	73,762	—	73,762
Cash Equivalents	101,698	—	—	101,698
U.S. Treasury Obligations	—	3,333	—	3,333

Total Investments in Securities	$1,839,401	$77,095	$—	$1,916,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$390	$—	$—	$390

Total Other Financial Instruments	$390	$—	$—	$390

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 7.5%
Macy’s	0.8%	267,400	$11,188
Whirlpool	0.6	75,700	8,967
Other Securities	6.1		86,082

			106,237

Consumer Staples — 7.4%
CVS Caremark	0.7	176,900	9,728
Kroger	0.7	293,700	9,733
PepsiCo	0.9	158,910	12,571
Wal-Mart Stores	0.6	112,050	8,385
Other Securities	4.5		63,963

			104,380

Energy — 15.2%
Apache	0.6	102,125	7,880
Chevron	2.7	319,600	37,975
ConocoPhillips	1.1	258,400	15,530
Exxon Mobil	3.5	553,295	49,857
Marathon Petroleum	1.1	170,700	15,295
Murphy Oil	0.9	190,510	12,141
Valero Energy	0.7	231,800	10,545
Other Securities	4.6		67,058

			216,281

Financials — 24.1%
Aflac	0.7	190,555	9,913
Allstate	0.7	216,200	10,609
American Express	0.6	129,500	8,736
Ameriprise Financial	0.7	129,700	9,552
Bank of America	0.9	1,053,700	12,834
Citigroup	1.8	567,960	25,127
Discover Financial Services	0.7	220,000	9,865
Everest Re Group	0.9	98,485	12,789
Fifth Third Bancorp (A)	0.8	688,800	11,234

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Goldman Sachs Group	0.9%	85,000	$12,508
Huntington Bancshares*	0.5	1,025,300	7,577
JPMorgan Chase	2.4	730,900	34,688
KeyCorp*	0.5	751,100	7,481
MetLife	0.8	287,000	10,912
PNC Financial Services Group	0.6	119,700	7,960
Regions Financial*	0.5	846,800	6,935
Travelers	0.7	112,400	9,463
Wells Fargo*	2.1	814,300	30,121
Other Securities	7.3		102,941

			341,245

Health Care — 12.8%
Aetna, Cl A (A)	0.7	186,100	9,513
Amgen, Cl A	1.0	135,000	13,839
Humana	0.5	102,800	7,104
Johnson & Johnson (A)	1.1	198,195	16,159
McKesson	0.6	75,800	8,183
Merck	0.9	286,600	12,676
Pfizer	2.9	1,420,200	40,987
Zimmer Holdings (A)	0.5	92,700	6,973
Other Securities	4.6		66,541

			181,975

Industrials — 10.3%
General Electric	1.2	750,875	17,360
Ingersoll-Rand	0.6	146,240	8,045
L-3 Communications Holdings	0.7	116,800	9,452
Lockheed Martin	0.5	80,600	7,780
Northrop Grumman (A)	1.1	214,130	15,021
Other Securities	6.2		88,712

			146,370

Information Technology — 9.4%
Cisco Systems	1.6	1,107,100	23,150
Microsoft	0.8	413,860	11,841
Other Securities	7.0		97,813

			132,804

Materials — 5.0%
E.I. Du Pont de Nemours	0.5	154,870	7,613
Owens-Illinois*	0.6	304,990	8,128
Other Securities	3.9		54,584

			70,325

Telecommunication Services — 1.5%
AT&T	1.1	437,800	16,063
Other Securities	0.4		5,348

			21,411

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
American Electric Power	0.6%	164,800	$8,014
Other Securities	2.4		35,070

			43,084

Total Common Stock (Cost $1,152,322) ($ Thousands)			1,364,112

EXCHANGE TRADED FUND — 0.5%
Other Securities	0.5		6,459

Total Exchange Traded Fund (Cost $6,116) ($ Thousands)			6,459

AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P. 0.120%**† (B)	6.8	97,048,940	97,049

Total Affiliated Partnership (Cost $97,049) ($ Thousands)			97,049

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	3.5	49,725,905	49,726

Total Cash Equivalent (Cost $49,726) ($ Thousands)			49,726

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		1,473

Total U.S. Treasury Obligations (Cost $1,472) ($ Thousands)			1,473

Total Investments — 107.1% (Cost $1,306,685) ($ Thousands)			$1,518,819

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	3	Jun-2013	$1
S&P 500 Index EMINI	30	Jun-2013	21

			$22

For the period ended March 31, 2013, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,417,631 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2012 was $95,086 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of March 31, 2013 was $97,049 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,364,112	$—	$—	$1,364,112
Exchange Traded Fund	6,459	—	—	6,459
Affiliated Partnership	—	97,049	—	97,049
Cash Equivalent	49,726	—	—	49,726
U.S. Treasury Obligations	—	1,473	—	1,473

Total Investments in Securities	$1,420,297	$98,522	$—	$1,518,819

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$22	$—	$—	$22

Total Other Financial Instruments	$22	$—	$—	$22

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%‡

Consumer Discretionary — 14.5%
Comcast, Cl A	1.0%	333,600	$14,014
Fossil, Cl A* (A)	0.7	102,236	9,876
Home Depot	1.3	257,900	17,996
Liberty Media*	0.0	4,200	469
Liberty Media - Interactive, Cl A*	1.3	844,710	18,060
priceline.com*	1.1	22,275	15,324
Starbucks	1.2	280,813	15,995
Time Warner Cable, Cl A	0.9	128,500	12,344
Other Securities	7.0		96,046

			200,124

Consumer Staples — 7.3%
Costco Wholesale	1.0	131,058	13,907
Estee Lauder, Cl A	1.1	228,809	14,651
Mead Johnson Nutrition, Cl A	1.0	181,698	14,072
Philip Morris International	0.8	123,697	11,468
Walgreen	1.4	413,450	19,713
Other Securities	2.0		27,442

			101,253

Energy — 7.2%
Core Laboratories (A)	0.9	95,778	13,210
EOG Resources	1.7	184,925	23,683
FMC Technologies* (A)	1.1	270,129	14,692
Kinder Morgan	1.6	554,269	21,439
Schlumberger, Cl A	1.0	180,025	13,482
Other Securities	0.9		12,682

			99,188

Financials — 6.3%
Charles Schwab (A)	1.2	903,026	15,975
IntercontinentalExchange* (A)	1.0	85,225	13,898
Progressive (A)	1.1	612,836	15,486
Other Securities	3.0		41,634

			86,993

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 15.6%
Allergan	1.5%	190,775	$21,296
Amgen, Cl A	1.1	154,300	15,817
Celgene, Cl A*	1.3	158,400	18,360
Covance* (A)	0.7	135,374	10,061
DaVita HealthCare Partners*	1.2	141,946	16,833
Express Scripts Holding*	1.3	313,507	18,074
Intuitive Surgical*	1.0	27,953	13,730
Novo Nordisk ADR	0.8	69,907	11,290
Other Securities	6.7		90,046

			215,507

Industrials — 6.4%
Danaher, Cl A (A)	1.1	227,561	14,143
Fluor	1.3	260,638	17,288
Roper Industries	1.0	105,751	13,463
Stericycle, Cl A* (A)	1.0	126,266	13,407
Other Securities	2.0		30,820

			89,121

Information Technology — 31.2%
Accenture, Cl A	0.9	167,369	12,715
Adobe Systems*	1.5	470,975	20,492
Amphenol, Cl A	0.9	169,304	12,639
Apple	5.0	157,044	69,512
BMC Software	1.1	330,450	15,310
Cognizant Technology Solutions, Cl A*	0.8	154,524	11,838
Google, Cl A*	3.0	52,875	41,984
Intuit	1.2	258,275	16,956
Mastercard, Cl A	2.7	68,266	36,941
NetApp*	0.8	319,913	10,928
Qualcomm*	2.8	574,560	38,467
Teradata*	0.9	205,075	11,999
VeriSign* (A)	0.8	223,475	10,566
Visa, Cl A	3.0	241,275	40,978
Other Securities	5.8		79,489

			430,814

Materials — 4.1%
Ecolab	0.8	141,397	11,337
Sherwin-Williams, Cl A	0.7	58,000	9,796
Syngenta ADR	0.8	126,446	10,590
Other Securities	1.8		24,290

			56,013

Telecommunication Services — 3.2%
Crown Castle International*	2.5	487,925	33,979
Other Securities	0.7		9,684

			43,663

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.2%
Other Securities	0.2%		$2,968

Total Common Stock (Cost $1,106,320) ($ Thousands)			1,325,644

WARRANT — 0.1%
Other Securities	0.1		965

Total Warrant (Cost $358) ($ Thousands)			965

AFFILIATED PARTNERSHIP — 7.2%
SEI Liquidity Fund, L.P. 0.120%**† (B)	7.2	99,291,832	99,292

Total Affiliated Partnership (Cost $99,292) ($ Thousands)			99,292

CASH EQUIVALENTS — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	3.8	52,613,205	52,613
Other Securities	0.2		2,040

Total Cash Equivalents (Cost $54,653) ($ Thousands)			54,653

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		1,709

Total U.S. Treasury Obligations (Cost $1,709) ($ Thousands)			1,709

Total Investments — 107.4% (Cost $1,262,332) ($ Thousands)			$1,482,263

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	9	Jun-2013	$6
S&P 500 Index EMINI	399	Jun-2013	740

			$746

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,380,218 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013

†	Investment in Affiliated Security (see Note 6).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $97,828 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2013 was $99,292 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,325,644	$—	$—	$1,325,644
Warrant	965	—	—	965
Affiliated Partnership	—	99,292	—	99,292
Cash Equivalents	54,653	—	—	54,653
U.S. Treasury Obligations	—	1,709	—	1,709

Total Investments in Securities	$1,381,262	$101,001	$—	$1,482,263

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$746	$—	$—	$746

Total Other Financial Instruments	$746	$—	$—	$746

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 11.9%
Nike, Cl B	0.8%	293,208	$17,302
Target, Cl A	0.8	238,820	16,347
Other Securities	10.3		222,863

			256,512

Consumer Staples — 10.3%
Anheuser-Busch InBev ADR	0.5	116,303	11,578
Costco Wholesale	1.0	192,687	20,446
CVS Caremark	0.8	329,617	18,126
Estee Lauder, Cl A	1.1	363,863	23,298
Mead Johnson Nutrition, Cl A	0.7	193,536	14,989
Philip Morris International	0.5	120,354	11,158
Procter & Gamble	0.6	151,347	11,663
Walgreen	0.6	281,641	13,429
Other Securities	4.5		95,442

			220,129

Energy — 10.4%
Chevron	1.5	277,584	32,982
ConocoPhillips	0.8	290,712	17,472
EOG Resources	0.6	105,210	13,474
Exxon Mobil	2.0	472,196	42,550
Kinder Morgan	0.5	302,468	11,699
Marathon Petroleum	0.7	168,109	15,063
Phillips 66	0.5	155,912	10,909
Schlumberger, Cl A	0.5	146,396	10,963
Valero Energy	0.5	241,616	10,991
Other Securities	2.8		57,211

			223,314

Financials — 15.8%
Bank of America	0.5	900,352	10,966
Charles Schwab (A)	0.6	687,641	12,164
Citigroup	0.7	348,160	15,403
Discover Financial Services	0.5	261,621	11,731

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Goldman Sachs Group	0.5%	71,669	$10,546
JPMorgan Chase	1.8	808,204	38,357
Travelers	0.5	127,328	10,720
Wells Fargo*	1.0	602,129	22,273
Other Securities	9.7		206,561

			338,721

Health Care — 13.2%
Allergan	0.7	133,287	14,879
Amgen, Cl A	1.1	222,828	22,842
Biogen Idec*	0.5	58,978	11,378
Celgene, Cl A*	0.9	168,007	19,474
Express Scripts Holding*	0.9	351,227	20,248
Johnson & Johnson (A)	0.8	219,119	17,865
Merck	0.7	330,791	14,631
Pfizer	1.7	1,231,786	35,549
Other Securities	5.9		126,082

			282,948

Industrials — 9.0%
Fluor	0.5	165,875	11,002
Northrop Grumman (A)	0.5	156,994	11,013
Union Pacific	0.5	79,400	11,307
Other Securities	7.5		158,784

			192,106

Information Technology — 18.4%
Accenture, Cl A	0.5	140,841	10,700
Adobe Systems*	1.1	544,064	23,672
Apple	1.6	77,028	34,095
Cisco Systems	0.6	634,204	13,261
Google, Cl A*	1.0	27,477	21,818
International Business Machines	0.6	62,681	13,370
Mastercard, Cl A	1.5	60,101	32,523
Oracle, Cl B	0.6	366,447	11,851
Qualcomm*	1.5	479,497	32,102
Visa, Cl A	0.8	101,051	17,163
Other Securities	8.6		185,318

			395,873

Materials — 3.6%
Other Securities	3.6		77,687

Telecommunication Services — 2.2%
AT&T	0.6	359,177	13,178
Crown Castle International*	1.0	321,932	22,419
Other Securities	0.6		10,662

			46,259

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 1.8%
Other Securities	1.8%		$39,243

Total Common Stock (Cost $1,437,726) ($ Thousands)			2,072,792

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P. 0.120%**† (B)	5.0	108,362,750	108,363

Total Affiliated Partnership (Cost $108,363) ($ Thousands)			108,363

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	3.3	70,860,878	70,861

Total Cash Equivalent (Cost $70,861) ($ Thousands)			70,861

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,373

Total U.S. Treasury Obligations (Cost $3,373) ($ Thousands)			3,373

Total Investments — 105.1% (Cost $1,620,323) ($ Thousands)			$2,255,389

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	339	Jun-2013	$513
S&P Mid 400 Index E-MINI	29	Jun-2013	107

			$620

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,146,907 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $106,688 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of March 31, 2013 was $108,363 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,072,792	$—	$—	$2,072,792
Affiliated Partnership	—	108,363	—	108,363
Cash Equivalent	70,861	—	—	70,861
U.S. Treasury Obligations	—	3,373	—	3,373

Total Investments in Securities	$2,143,653	$111,736	$—	$2,255,389

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$620	$—	$—	$620

Total Other Financial Instruments	$620	$—	$—	$620

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 11.6%
Amazon.com, Cl A	0.7%	71,700	$19,107
Comcast, Cl A	0.8	520,422	21,863
Home Depot	0.7	294,796	20,571
McDonald’s	0.7	197,770	19,716
News, Cl A	0.4	394,333	12,035
Walt Disney	0.7	356,027	20,222
Other Securities	7.6		210,452

			323,966

Consumer Staples — 10.4%
Altria Group	0.5	396,256	13,627
Coca-Cola	1.1	755,706	30,561
CVS Caremark	0.5	242,735	13,348
PepsiCo	0.9	304,185	24,064
Philip Morris International	1.0	324,865	30,118
Procter & Gamble	1.5	538,601	41,505
Wal-Mart Stores	0.9	329,844	24,682
Other Securities	4.0		113,539

			291,444

Energy — 10.7%
Chevron	1.6	383,078	45,517
ConocoPhillips	0.5	240,743	14,469
Exxon Mobil	2.8	883,498	79,612
Occidental Petroleum	0.4	158,859	12,450
Schlumberger, Cl A	0.7	261,943	19,617
Other Securities	4.7		129,336

			301,001

Financials — 15.6%
American Express	0.4	189,515	12,785
Bank of America	0.9	2,133,528	25,987
Berkshire Hathaway, Cl B	1.3	359,647	37,475
Citigroup	0.9	599,208	26,509
Goldman Sachs Group	0.5	86,256	12,693

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.3%	754,657	$35,816
US Bancorp	0.4	367,406	12,466
Wells Fargo*	1.3	966,563	35,753
Other Securities	8.6		239,438

			438,922

Health Care — 12.7%
AbbVie	0.4	311,646	12,709
Amgen, Cl A	0.5	147,555	15,126
Bristol-Myers Squibb	0.5	322,875	13,299
Gilead Sciences* (A)	0.5	300,144	14,686
Johnson & Johnson (A)	1.6	551,182	44,938
Merck	0.9	595,944	26,359
Pfizer	1.5	1,417,576	40,911
Other Securities	6.8		188,154

			356,182

Industrials — 9.8%
3M	0.5	125,182	13,308
General Electric	1.7	2,050,374	47,404
Union Pacific	0.4	92,494	13,172
United Parcel Service, Cl B	0.4	141,011	12,113
United Technologies	0.6	166,332	15,540
Other Securities	6.2		172,740

			274,277

Information Technology — 17.8%
Apple	2.9	185,131	81,945
Cisco Systems	0.8	1,051,404	21,985
eBay*	0.4	230,132	12,478
Google, Cl A*	1.5	52,663	41,816
Intel (A)	0.8	975,215	21,309
International Business Machines	1.6	206,537	44,054
Microsoft	1.5	1,486,493	42,528
Oracle, Cl B	0.8	728,188	23,550
Qualcomm*	0.8	338,832	22,685
Visa, Cl A	0.6	101,672	17,268
Other Securities	6.1		168,256

			497,874

Materials — 3.4%
Other Securities	3.4		94,538

Telecommunication Services — 2.9%
AT&T	1.4	1,082,840	39,730
Verizon Communications	1.0	563,548	27,698
Other Securities	0.5		14,442

			81,870

Utilities — 3.4%
Other Securities	3.4		96,669

Total Common Stock (Cost $1,546,546) ($ Thousands)			2,756,743

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P. 0.120%**† (B)	6.0%	168,660,713	$168,661

Total Affiliated Partnership (Cost $168,661) ($ Thousands)			168,661

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	1.6	44,738,474	44,738

Total Cash Equivalent (Cost $44,738) ($ Thousands)			44,738

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		3,110

Total U.S. Treasury Obligations (Cost $3,110) ($ Thousands)			3,110

Total Investments — 106.0% (Cost $1,763,055) ($ Thousands)			$2,973,252

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	666	Jun-2013	$779

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,805,230 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $164,716 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of March 31, 2013 was $168,661 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S &P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,756,743	$—	$—	$2,756,743
Affiliated Partnership	—	168,661	—	168,661
Cash Equivalent	44,738	—	—	44,738
U.S. Treasury Obligations	—	3,110	—	3,110

Total Investments in Securities	$2,801,481	$171,771	$—	$2,973,252

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$779	$—	$—	$779

Total Other Financial Instruments	$779	$—	$—	$779

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 14.0%
Conn’s* (A)	0.4%	34,477	$1,238
Francesca’s Holdings (A)	0.5	50,268	1,441
HomeAway* (A)	0.3	30,298	985
Krispy Kreme Doughnuts	0.3	67,210	971
Lumber Liquidators Holdings* (A)	0.3	15,640	1,098
MDC Partners, Cl A	0.3	61,000	986
Pier 1 Imports (A)	0.4	59,304	1,364
Vitamin Shoppe	0.3	21,524	1,051
Other Securities	11.2		35,756

			44,890

Consumer Staples — 2.3%
Other Securities	2.3		7,273

Energy — 5.9%
Dril-Quip*	0.3	11,468	1,000
Forum Energy Technologies* (A)	0.4	40,435	1,163
Gulfport Energy*	0.4	23,571	1,080
Helix Energy Solutions Group*	0.4	52,310	1,197
Oasis Petroleum	0.7	53,846	2,050
Other Securities	3.7		12,472

			18,962

Financials — 20.9%
Amtrust Financial Services (A)	0.4	35,989	1,247
Bancorpsouth, Cl A (A)	0.4	71,153	1,160
Banner	0.3	35,624	1,134
CNO Financial Group	0.6	153,520	1,758
EastGroup Properties†	0.3	16,859	981
Lexington Realty Trust† (A)	0.4	96,753	1,142
Netspend Holdings	0.4	74,320	1,181
PacWest Bancorp (A)	0.3	33,173	966
Susquehanna Bancshares	0.4	100,922	1,254
Western Alliance Bancorp	0.4	83,687	1,158
Other Securities	17.0		54,782

			66,763

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.6%
Acadia Healthcare, Cl A*	0.6%	63,857	$1,877
HealthSouth	0.4	46,235	1,219
MEDNAX (A)	0.3	10,908	978
WellCare Health Plans	0.4	20,237	1,173
Other Securities	10.9		35,150

			40,397

Industrials — 17.1%
Actuant, Cl A	0.6	58,314	1,786
Advisory Board	0.3	18,197	956
Carlisle	0.3	15,393	1,043
Dycom Industries	0.3	56,575	1,114
EMCOR Group	0.5	34,269	1,453
Genesee & Wyoming, Cl A	0.5	17,721	1,650
Hexcel, Cl A	0.6	68,543	1,988
Middleby*	0.4	8,018	1,220
Old Dominion Freight Line, Cl A	0.4	35,510	1,357
Swift Transportation, Cl A	0.4	80,840	1,146
Other Securities	12.8		41,084

			54,797

Information Technology — 16.3%
Aruba Networks (A)	0.4	51,319	1,270
Aspen Technology*	0.4	37,236	1,202
Cadence Design Systems (A)	0.3	70,275	979
Cavium (A)	0.6	49,565	1,924
CoStar Group (A)	0.3	9,472	1,037
Dealertrack Technologies	0.5	49,060	1,441
Fairchild Semiconductor International	0.3	70,572	998
Guidewire Software, Cl Z	0.4	30,101	1,157
Infoblox* (A)	0.4	54,221	1,177
Integrated Device Technology*	0.3	130,215	973
PTC*	0.4	55,592	1,417
Other Securities	12.0		38,741

			52,316

Materials — 3.3%
PolyOne	0.6	78,763	1,923
Other Securities	2.7		8,602

			10,525

Telecommunication Services — 0.2%
Other Securities	0.2		583

Utilities — 2.1%
Other Securities	2.1		6,566

Total Common Stock (Cost $248,033) ($ Thousands)			303,072

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Value Index Fund (A)	0.5%	19,200	$1,609
Other Securities	0.2		656

Total Exchange Traded Funds (Cost $1,977) ($ Thousands)			2,265

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 19.3%
SEI Liquidity Fund, L.P. 0.120%**†† (B)	19.3	61,621,197	61,621

Total Affiliated Partnership (Cost $61,621) ($ Thousands)			61,621

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**††	6.3	20,334,735	20,335

Total Cash Equivalent (Cost $20,335) ($ Thousands)			20,335

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		658

Total U.S. Treasury Obligations (Cost $658) ($ Thousands)			658

Total Investments — 121.2% (Cost $332,624) ($ Thousands)			$387,951

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	90	Jun-2013	$302

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $320,045 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $59,978 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2013 was $61,621 ($ Thousands).
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

L.P.	— Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$302,882	$190	$—	$303,072
Exchange Traded Funds	2,265	—	—	2,265
Warrants	—	—	—	—
Affiliated Partnership	61,621	—	—	61,621
Cash Equivalent	20,335	—	—	20,335
U.S. Treasury Obligations	—	658	—	658

Total Investments in Securities	$387,103	$848	$—	$387,951

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$302	$—	$—	$302

Total Other Financial Instruments	$302	$—	$—	$302

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%‡

Consumer Discretionary — 10.4%
Libbey	0.5%	98,900	$1,912
Matthews International, Cl A (A)	0.6	63,244	2,207
MDC Partners, Cl A	0.6	135,000	2,183
Rent-A-Center	0.4	45,300	1,673
Other Securities	8.3		31,764

			39,739

Consumer Staples — 2.8%
Other Securities	2.8		10,569

Energy — 5.4%
Gulfmark Offshore, Cl A	0.4	42,402	1,652
Unit	0.4	33,900	1,544
World Fuel Services (A)	0.4	37,800	1,501
Other Securities	4.2		16,047

			20,744

Financials — 33.6%
American Equity Investment Life Holding (A)	0.3	90,000	1,340
Bancorpsouth, Cl A (A)	0.4	99,984	1,630
Campus Crest Communities†	0.4	99,300	1,380
CNO Financial Group	0.8	276,280	3,163
Employers Holdings	0.4	62,326	1,462
Endurance Specialty Holdings	0.4	32,941	1,575
Equity Residential† (A)	0.4	25,450	1,401
First Midwest Bancorp	0.4	119,243	1,584
Hanover Insurance Group, Cl A	0.5	39,853	1,980
Kennedy-Wilson Holdings	0.5	136,600	2,119
Lexington Realty Trust† (A)	0.5	151,808	1,791
Meadowbrook Insurance Group	0.5	271,200	1,912
Nelnet, Cl A	0.5	56,000	1,893
Ocwen Financial*	0.6	54,950	2,084

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Old National Bancorp, Cl A	0.4%	98,634	$1,356
PacWest Bancorp (A)	0.4	52,226	1,520
Platinum Underwriters Holdings	0.7	51,157	2,855
Simon Property Group†	0.5	12,144	1,926
Susquehanna Bancshares	0.5	147,294	1,831
Western Alliance Bancorp	0.4	95,560	1,323
Other Securities	24.1		92,234

			128,359

Health Care — 4.8%
Alere* (A)	0.4	56,100	1,432
Other Securities	4.4		16,812

			18,244

Industrials — 17.6%
Belden	0.4	27,991	1,446
Curtiss-Wright	0.4	46,091	1,599
EMCOR Group	0.8	69,128	2,930
FTI Consulting (A)	0.8	87,015	3,277
G&K Services	0.4	31,990	1,456
Orion Marine Group* (A)	0.4	147,187	1,463
Ryder System	0.5	34,910	2,086
Scorpio Tankers* (A)	0.4	169,800	1,514
Tetra Tech*	0.6	76,629	2,336
Towers Watson, Cl A	0.4	22,585	1,566
Tutor Perini	0.5	109,800	2,119
Other Securities	12.0		45,348

			67,140

Information Technology — 11.2%
Adtran (A)	0.5	98,183	1,929
CACI International, Cl A (A)	0.5	31,416	1,818
Diebold	0.5	66,171	2,006
Tech Data	0.4	34,900	1,592
Ultratech	0.4	39,800	1,573
Other Securities	8.9		34,027

			42,945

Materials — 5.0%
H.B. Fuller	0.5	51,990	2,032
Sensient Technologies	0.4	37,228	1,455
Other Securities	4.1		15,747

			19,234

Telecommunication Services — 0.5%
Other Securities	0.5		2,004

Utilities — 3.2%
Cleco	0.4	29,115	1,369
Portland General Electric	0.5	65,991	2,001
Other Securities	2.3		8,728

			12,098

Total Common Stock (Cost $322,327) ($ Thousands)			361,076

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Index Fund (A)	0.4%	14,480	$1,365
iShares Russell 2000 Value Index Fund (A)	0.8	37,200	3,118

Total Exchange Traded Funds (Cost $4,043) ($ Thousands)			4,483

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 17.9%
SEI Liquidity Fund, L.P. 0.120%**†† (B)	17.9	68,371,773	68,372

Total Affiliated Partnership (Cost $68,372) ($ Thousands)			68,372

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**††	4.2	16,228,138	16,228

Total Cash Equivalent (Cost $16,228) ($ Thousands)			16,228

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		734

Total U.S. Treasury Obligation (Cost $734) ($ Thousands)			734

Total Investments — 118.0% (Cost $411,704) ($ Thousands)			$450,893

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	72	Jun-2013	$227

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $382,165 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust

††	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $66,440 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2013 was $68,372 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$361,076	$—	$—	$361,076
Exchange Traded Funds	4,483	—	—	4,483
Warrants	—	—	—	—
Affiliated Partnership	68,372	—	—	68,372
Cash Equivalent	16,228	—	—	16,228
U.S. Treasury Obligation	—	734	—	734

Total Investments in Securities	$450,159	$734	$—	$450,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$227	$—	$—	$227

Total Other Financial Instruments	$227	$—	$—	$227

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 16.3%
Arctic Cat*	0.6%	39,031	$1,706
Conn’s* (A)	0.6	52,101	1,870
Francesca’s Holdings (A)	0.6	63,868	1,831
Grand Canyon Education*	0.4	53,145	1,349
Hibbett Sports* (A)	0.7	40,378	2,272
HomeAway*	0.5	45,599	1,482
K12* (A)	0.4	53,700	1,295
Lumber Liquidators Holdings* (A)	0.5	23,118	1,623
National CineMedia	0.7	131,230	2,071
Wolverine World Wide (A)	0.9	60,782	2,697
Other Securities	10.4		32,538

			50,734

Consumer Staples — 2.9%
Casey’s General Stores (A)	0.5	25,333	1,477
Other Securities	2.4		7,420

			8,897

Energy — 5.3%
Dresser-Rand Group*	0.4	21,492	1,325
Dril-Quip*	0.7	25,538	2,226
Laredo Petroleum Holdings* (A)	0.4	68,253	1,248
Oasis Petroleum (A)	0.8	67,513	2,570
Other Securities	3.0		9,199

			16,568

Financials — 6.4%
Financial Engines (A)	0.5	44,459	1,610
Signature Bank NY, Cl B*	0.4	15,954	1,257
Other Securities	5.5		16,631

			19,498

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 18.9%
Acadia Healthcare, Cl A*	0.7%	77,467	$2,277
Cubist Pharmaceuticals (A)	0.4	28,371	1,328
ExamWorks Group*	0.4	76,757	1,330
Other Securities	17.4		54,089

			59,024

Industrials — 20.9%
Acuity Brands	0.5	20,163	1,398
Carlisle	0.5	23,070	1,564
Dycom Industries	0.5	69,508	1,369
Genesee & Wyoming, Cl A	0.6	21,103	1,965
Heico, Cl A	0.5	41,216	1,414
Hexcel, Cl A	0.6	65,373	1,897
Kirby*	0.4	16,877	1,296
Middleby*	0.6	12,042	1,832
Old Dominion Freight Line, Cl A	0.6	45,686	1,745
Polypore International* (A)	0.5	40,015	1,608
Ritchie Bros. Auctioneers (A)	0.4	58,820	1,276
Trex* (A)	0.4	27,707	1,363
TrueBlue*	0.5	70,865	1,498
Wabtec	0.6	18,114	1,850
WESCO International* (A)	0.4	17,573	1,276
Other Securities	13.3		41,884

			65,235

Information Technology — 22.7%
Aruba Networks (A)	0.6	76,681	1,897
Aspen Technology*	0.6	61,899	1,999
Blackbaud, Cl A	0.5	50,216	1,488
Broadridge Financial Solutions	0.6	81,005	2,012
Cavium* (A)	0.7	56,689	2,200
CoStar Group* (A)	0.5	15,691	1,718
Dealertrack Technologies	0.6	64,940	1,908
Envestnet*	0.7	128,349	2,247
Guidewire Software, Cl Z*	0.5	39,805	1,530
International Rectifier* (A)	0.5	79,628	1,684
LivePerson*	0.4	98,037	1,331
Measurement Specialties	0.4	31,304	1,245
RealPage* (A)	0.5	67,316	1,394
SS&C Technologies Holdings* (A)	0.6	58,914	1,766
Other Securities	15.0		46,371

			70,790

Materials — 2.3%
Intrepid Potash (A)	0.5	82,480	1,547
Other Securities	1.8		5,948

			7,495

Telecommunication Services — 0.2%
Other Securities	0.2		699

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.1%
Other Securities	0.1%		$253

Total Common Stock (Cost $266,168) ($ Thousands)			299,193

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1		381

Total Exchange Traded Fund (Cost $375) ($ Thousands)			381

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 25.8%
SEI Liquidity Fund, L.P. 0.120%**† (B)	25.8	80,541,894	80,542

Total Affiliated Partnership (Cost $80,542) ($ Thousands)			80,542

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	3.9	12,023,075	12,023

Total Cash Equivalent (Cost $12,023) ($ Thousands)			12,023

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		471

Total U.S. Treasury Obligations (Cost $471) ($ Thousands)			471

Total Investments — 126.0% (Cost $359,579) ($ Thousands)			$392,610

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	83	Jun-2013	$41

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $311,682 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013

†	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $78,442 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2013 was $80,542 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NY — New York

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$298,723	$395	$75	$299,193
Exchange Traded Fund	381	—	—	381
Warrants	—	—	—	—
Affiliated Partnership	80,542	—	—	80,542
Cash Equivalent	12,023	—	—	12,023
U.S. Treasury Obligations	—	471	—	471

Total Investments in Securities	$391,669	$866	$75	$392,610

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$41	$—	$—	$41

Total Other Financial Instruments	$41	$—	$—	$41

*	Futures contracts are valued at unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 15.3%
Buffalo Wild Wings	0.3%	14,821	$1,297
Cabela’s	0.4	28,208	1,715
DSW, Cl A	0.3	18,504	1,181
Francesca’s Holdings	0.5	63,654	1,824
Hanesbrands	0.4	32,212	1,468
Hibbett Sports*	0.3	21,809	1,227
HomeAway*	0.2	31,002	1,008
Pandora Media	0.3	79,070	1,120
Pier 1 Imports	0.3	52,852	1,216
Whirlpool	0.4	12,210	1,446
Other Securities	11.9		47,632

			61,134

Consumer Staples — 3.3%
Other Securities	3.3		13,080

Energy — 5.9%
Dril-Quip*	0.3	15,109	1,317
Oasis Petroleum	0.3	34,398	1,310
Tesoro	0.3	19,200	1,124
Other Securities	5.0		20,060

			23,811

Financials — 17.5%
CNO Financial Group	0.3	93,883	1,075
Hanover Insurance Group, Cl A	0.4	27,565	1,369
Pebblebrook Hotel Trust†	0.4	54,666	1,410
Unum Group	0.3	41,349	1,168
Other Securities	16.1		65,355

			70,377

Health Care — 10.6%
Cubist Pharmaceuticals	0.3	23,095	1,081
Jazz Pharmaceuticals*	0.3	24,353	1,362
MEDNAX*	0.5	22,920	2,054

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Onyx Pharmaceuticals*	0.5%	23,176	$2,059
PerkinElmer	0.3	32,063	1,079
Salix Pharmaceuticals	0.3	24,696	1,264
Team Health Holdings*	0.3	28,828	1,049
Other Securities	8.1		32,429

			42,377

Industrials — 16.6%
Actuant, Cl A	0.3	40,286	1,234
DigitalGlobe*	0.3	35,895	1,038
G&K Services	0.3	23,474	1,068
Genesee & Wyoming, Cl A	0.3	12,353	1,150
Interface, Cl A	0.4	70,811	1,361
ITT	0.3	39,041	1,110
Middleby*	0.3	7,440	1,132
Moog, Cl A*	0.3	29,311	1,343
Tetra Tech*	0.3	33,174	1,012
United Rentals	0.4	30,439	1,673
Other Securities	13.4		54,586

			66,707

Information Technology — 16.3%
Alliance Data Systems*	0.3	6,517	1,055
Aruba Networks	0.5	82,576	2,043
Cadence Design Systems	0.5	142,925	1,991
CoStar Group*	0.4	13,522	1,480
Dealertrack Technologies	0.4	49,771	1,462
FleetMatics Group*	0.3	41,775	1,013
IPG Photonics	0.3	16,272	1,081
PTC*	0.5	75,410	1,922
Semtech	0.4	47,057	1,665
SolarWinds*	0.3	19,502	1,153
Other Securities	12.4		50,616

			65,481

Materials — 5.7%
PolyOne	0.4	71,495	1,745
Silgan Holdings	0.3	23,629	1,116
Other Securities	5.0		20,022

			22,883

Telecommunication Services — 0.6%
tw telecom, Cl A*	0.3	41,598	1,048
Other Securities	0.3		1,504

			2,552

Utilities — 3.3%
Cleco	0.3	22,496	1,058
Great Plains Energy	0.3	55,011	1,276
Portland General Electric	0.4	48,049	1,457
Other Securities	2.3		9,639

			13,430

Total Common Stock (Cost $306,477) ($ Thousands)			381,832

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.4%
Other Securities	0.2%		$1,458

Total Exchange Traded Funds (Cost $1,284) ($ Thousands)			1,458

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**††	4.3	17,520,655	17,521

Total Cash Equivalent (Cost $17,521) ($ Thousands)			17,521

U.S. TREASURY OBLIGATIONS (A) — 0.1%
Other Securities	0.1		640

Total U.S. Treasury Obligations (Cost $640) ($ Thousands)			640

Total Investments — 99.9% (Cost $325,922) ($ Thousands)			$401,451

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	71	Jun-2013	$198
S&P Mid 400 Index E-MINI	52	Jun-2013	230

			$428

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $401,654 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

Amounts	designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$381,596	$236	$—	$381,832
Exchange Traded Funds	1,458	—	—	1,458
Rights	—	—	—	—
Warrants	—	—	—	—
Cash Equivalent	17,521	—	—	17,521
U.S. Treasury Obligations	—	640	—	640

Total Investments in Securities	$400,575	$876	$—	$401,451

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$428	$—	$—	$428

Total Other Financial Instruments	$428	$—	$—	$428

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%

Consumer Discretionary — 14.8%
Harley-Davidson, Cl A	1.1%	22,149	$1,181
Marriott International, Cl A	0.6	14,350	606
Michael Kors Holdings*	0.6	10,900	619
O’Reilly Automotive*	0.7	7,500	769
PetSmart	0.8	12,895	801
Urban Outfitters*	0.5	14,600	566
Other Securities	10.5		10,846

			15,388

Consumer Staples — 4.8%
JM Smucker	0.6	5,791	574
Kroger	0.9	27,446	910
Tyson Foods, Cl A	0.6	26,396	655
Other Securities	2.7		2,799

			4,938

Energy — 7.0%
Pioneer Natural Resources	0.6	4,688	583
Range Resources (A)	0.7	9,151	742
Spectra Energy	0.6	20,461	629
Other Securities	5.1		5,311

			7,265

Financials — 15.1%
Allstate	0.6	12,818	629
Ameriprise Financial	0.6	8,667	638
Digital Realty Trust, Cl A† (A)	0.6	9,219	617
Fifth Third Bancorp	0.8	52,520	857
Liberty Property Trust†	0.5	14,173	563
SunTrust Banks*	0.6	20,985	605
T. Rowe Price Group	0.8	11,325	848
Unum Group (A)	0.9	32,394	915
Other Securities	9.7		10,041

			15,713

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.0%
Actavis*	0.6%	7,000	$645
Agilent Technologies	0.6	13,500	567
CareFusion*	0.8	22,071	772
Humana	0.5	8,350	577
Other Securities	8.5		8,806

			11,367

Industrials — 14.3%
Carlisle	0.7	10,075	683
Dover	0.5	7,832	571
Flowserve	0.7	4,229	709
Fluor	0.9	14,674	973
Fortune Brands Home & Security*	0.5	15,300	573
JB Hunt Transport Services	0.6	8,200	611
MSC Industrial Direct, Cl A	0.6	7,300	626
Parker Hannifin, Cl A	0.6	6,663	610
Rockwell Automation	0.7	8,005	691
Stanley Black & Decker	0.6	7,343	594
Other Securities	7.9		8,166

			14,807

Information Technology — 15.0%
Alliance Data Systems* (A)	0.6	4,120	667
Amphenol, Cl A	0.5	7,750	579
Avago Technologies, Cl A	0.6	16,800	603
Diebold	0.6	19,565	593
Fidelity National Information Services, Cl B	0.6	16,673	661
FleetCor Technologies*	0.7	9,200	705
Juniper Networks*	0.6	31,147	577
Symantec, Cl A*	0.8	31,861	786
Synopsys*	0.9	24,701	886
Other Securities	9.1		9,455

			15,512

Materials — 7.1%
Allegheny Technologies	0.6	19,317	613
PPG Industries	0.6	4,700	630
Sherwin-Williams, Cl A	1.0	6,020	1,017
Other Securities	4.9		5,162

			7,422

Telecommunication Services — 0.0%
Other Securities	0.0		14

Utilities — 4.9%
AGL Resources	0.6	14,879	624
Edison International	0.6	11,751	591
Great Plains Energy	0.7	29,580	686
Xcel Energy	0.6	20,660	614
Other Securities	2.4		2,526

			5,041

Total Common Stock (Cost $84,720) ($ Thousands)			97,467

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.6%
SEI Liquidity Fund, L.P. 0.120%**†† (B)	10.6%	.11,046,342	$11,046

Total Affiliated Partnership (Cost $11,046) ($ Thousands)			11,046

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**††	5.4	5,563,454	5,564

Total Cash Equivalent (Cost $5,564) ($ Thousands)			5,564

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		346

Total U.S. Treasury Obligations (Cost $346) ($ Thousands)			346

Total Investments — 110.3% (Cost $101,676) ($ Thousands)			$114,423

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	41	Jun-2013	$57

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $103,695 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2012 was $10,834 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2013 was $11,046 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$97,467	$—	$—	$97,467
Affiliated Partnership	—	11,046	—	11,046
Cash Equivalent	5,564	—	—	5,564
U.S. Treasury Obligations	—	346	—	346

Total Investments in Securities	$103,031	$11,392	$—	$114,423

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$57	$—	$—	$57

Total Other Financial Instruments	$57	$—	$—	$57

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 6.5%
DIRECTV*	0.8%	103,000	$5,831
H&R Block	0.8	198,300	5,834
Target, Cl A	1.2	136,425	9,338
Other Securities	3.7		28,593

			49,596

Consumer Staples — 20.1%
Altria Group	0.6	145,075	4,989
Church & Dwight	0.7	77,329	4,998
Clorox	1.0	86,656	7,672
ConAgra Foods	0.6	136,700	4,895
CVS Caremark	0.7	95,700	5,263
Hershey	1.0	86,951	7,611
Hormel Foods	1.5	274,706	11,351
Kimberly-Clark	1.3	102,831	10,075
Kroger	0.7	168,500	5,584
Philip Morris International	0.7	55,798	5,173
Safeway	0.7	189,400	4,991
Walgreen	0.7	115,700	5,517
Wal-Mart Stores	1.5	152,618	11,420
Other Securities	8.4		64,850

			154,389

Energy — 3.3%
Chevron	0.9	62,200	7,391
Exxon Mobil	1.2	102,100	9,200
Other Securities	1.2		8,761

			25,352

Financials — 15.7%
Allied World Assurance Holdings*	0.8	66,438	6,160
Arch Capital Group*	0.7	102,073	5,366
Everest Re Group	1.1	64,731	8,406
PartnerRe	1.5	122,516	11,408

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RenaissanceRe Holdings	0.8%	65,724	$6,046
Other Securities	10.8		82,861

			120,247

Health Care — 16.8%
Abbott Laboratories	0.7	160,647	5,674
AbbVie	0.9	160,647	6,551
AmerisourceBergen	1.0	145,973	7,510
Amgen, Cl A	1.7	124,463	12,759
Becton Dickinson	0.8	63,664	6,087
Cardinal Health	0.9	166,085	6,912
Johnson & Johnson	1.0	97,200	7,925
McKesson	1.3	92,562	9,993
Merck	1.0	179,100	7,922
Pfizer	1.1	286,400	8,265
Techne, Cl A	0.6	72,783	4,939
Other Securities	5.8		44,186

			128,723

Industrials — 5.6%
L-3 Communications Holdings	0.7	68,400	5,535
Northrop Grumman	0.7	71,000	4,981
Raytheon	0.8	107,900	6,343
Other Securities	3.4		25,831

			42,690

Information Technology — 9.3%
Amdocs	0.9	185,641	6,729
International Business Machines	1.0	37,687	8,039
Microsoft	0.7	196,700	5,628
SAIC	0.6	366,700	4,969
Other Securities	6.1		46,063

			71,428

Materials — 1.6%
Other Securities	1.6		12,159

Telecommunication Services — 3.1%
AT&T	0.8	169,400	6,215
Other Securities	2.3		17,574

			23,789

Utilities — 14.7%
American Electric Power	0.8	129,459	6,296
American Water Works	0.9	172,385	7,143
Consolidated Edison	0.9	111,133	6,783
DTE Energy	1.2	131,934	9,016
PG&E	0.8	142,100	6,328
PPL	1.0	251,433	7,872
Public Service Enterprise Group	0.7	148,400	5,096

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wisconsin Energy	0.6%	114,466	$4,909
Other Securities	7.8		59,408

			112,851

Total Common Stock (Cost $593,107) ($ Thousands)			741,224

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	3.0	.22,725,742	22,726

Total Cash Equivalent (Cost $22,726) ($ Thousands)			22,726

U.S. TREASURY OBLIGATIONS (A) — 0.1%
Other Securities	0.1		1,135

Total U.S. Treasury Obligations (Cost $1,135) ($ Thousands)			1,135

Total Investments — 99.8% (Cost $616,968) ($ Thousands)			$765,085

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	204	Jun-2013	$304

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $766,759 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

S&P	— Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$741,224	$—	$—	$741,224
Cash Equivalent	22,726	—	—	22,726
U.S. Treasury Obligations	—	1,135	—	1,135

Total Investments in Securities	$763,950	$1,135	$—	$765,085

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$304	$—	$—	$304

Total Other Financial Instruments	$304	$—	$—	$304

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%

Australia — 5.9%
Coca-Cola Amatil	0.8%	662,108	$10,053
CSL	0.7	154,054	9,502
Other Securities	4.4		60,113

			79,668

Austria — 0.1%
Other Securities	0.1		1,168

Belgium — 0.3%
Other Securities	0.3		4,252

Canada — 12.1%
BCE	1.1	301,381	14,074
Bell Aliant	0.6	328,969	8,722
Manitoba Telecom Services	0.6	244,900	7,953
Metro, Cl A	0.8	181,400	11,363
National Bank of Canada	0.6	111,000	8,150
Rogers Communications, Cl B	0.9	239,800	12,245
Saputo	1.0	244,500	12,411
Yamana Gold	0.7	568,800	8,760
Other Securities	5.8		79,203

			162,881

Denmark — 2.8%
Coloplast A/S, Cl B	0.8	203,720	10,958
Novo Nordisk, Cl B	0.8	63,617	10,335
TDC	0.6	1,085,849	8,342
Other Securities	0.6		7,617

			37,252

Finland — 0.3%
Other Securities	0.3		4,543

France — 0.3%
Other Securities	0.3%		4,304

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Germany — 0.7%
Other Securities	0.7		$9,011

Guernsey — 0.6%
Other Securities	0.6		7,559

Hong Kong — 2.7%
CLP Holdings, Cl B	0.8	1,218,000	10,670
Link†	0.8	1,840,500	10,029
Power Assets Holdings	0.8	1,087,500	10,262
Other Securities	0.3		4,727

			35,688

Ireland — 0.4%
Other Securities	0.4		4,953

Israel — 0.7%
Other Securities	0.7		8,918

Italy — 0.1%
Other Securities	0.1		1,842

Japan — 16.1%
Kao	1.1	440,400	14,407
McDonald’s Holdings Japan	0.6	283,600	7,717
Osaka Gas	0.6	1,978,000	8,698
Otsuka Holdings	1.4	527,500	18,489
Takeda Pharmaceutical	0.6	146,100	7,805
Yamazaki Baking	0.7	696,000	9,462
Other Securities	11.1		149,756

			216,334

Luxembourg — 0.0%
Other Securities	0.0		295

Netherlands — 0.1%
Other Securities	0.1		801

New Zealand — 0.7%
Other Securities	0.7		9,847

Norway — 0.1%
Other Securities	0.1%		1,462

Portugal — 0.3%
Other Securities	0.3		4,524

Singapore — 2.1%
Singapore Telecommunications	0.6	2,891,000	8,366
Other Securities	1.5		19,417

			27,783

Spain — 0.4%
Other Securities	0.4		5,316

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Sweden — 0.9%
Other Securities	0.9		$11,621

Switzerland — 4.2%
Swisscom	0.6	18,110	8,374
Other Securities	3.6		47,505

			55,879

United Kingdom — 11.3%
Associated British Foods	0.6	271,546	7,843
AstraZeneca	1.2	328,771	16,482
Centrica	0.7	1,636,918	9,145
Imperial Tobacco Group	0.6	226,702	7,918
J Sainsbury	0.7	1,612,426	9,273
National Grid	0.7	775,987	9,019
Reckitt Benckiser Group	0.7	124,252	8,907
Unilever	1.3	396,949	16,790
WM Morrison Supermarkets	0.8	2,710,503	11,374
Other Securities	4.0		55,271

			152,022

United States — 30.0%
American Capital Agency, Cl A†	0.7	297,441	9,750
Amgen, Cl A	1.0	131,103	13,439
Annaly Capital Management†	0.9	749,794	11,914
Autozone*	0.7	25,422	10,086
Campbell Soup	0.8	224,628	10,189
Church & Dwight	0.6	119,701	7,736
Clorox	0.6	90,449	8,008
Edison International	0.9	241,581	12,156

General Mills, Cl A	1.0%	268,780	13,254
Hormel Foods	0.9	283,835	11,728
Johnson & Johnson	1.2	200,967	16,385
Kimberly-Clark	1.1	153,952	15,084
PepsiCo	0.6	96,902	7,666
Phillips 66	0.7	135,593	9,488
Pinnacle West Capital	0.6	148,268	8,583
PPL	0.6	267,032	8,361
Southern	1.3	376,461	17,664
Other Securities	15.8		211,531

			403,022

Total Common Stock (Cost $1,075,836) ($ Thousands)			1,250,945

PREFERRED STOCK — 0.0%

Germany — 0.0%
Other Securities	0.0		77

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

United States — 0.0%
Other Securities	0.0		$140

Total Preferred Stock (Cost $207) ($ Thousands)			217

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**††	6.1	.81,597,119	81,597

Total Cash Equivalent (Cost $81,597) ($ Thousands)			81,597

TIME DEPOSITS — 1.5%
Other Securities	1.5	.	20,729

Total Time Deposits (Cost $20,729) ($ Thousands)			20,729

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		3,115

Total U.S. Treasury Obligations (Cost $3,115) ($ Thousands)			3,115

Total Investments — 101.0% (Cost $1,181,484) ($ Thousands)			$1,356,603

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	229	Jun-2013	$(207)
FTSE 100 Index	72	Jun-2013	(20)
Hang Seng Index	11	Apr-2013	9
S&P 500 Index E-MINI	379	Jun-2013	797
SPI 200 Index	24	Jun-2013	(57)
Topix Index	44	Jun-2013	187

			$709

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/24/13	AUD	99,139	USD	103,366	$329
4/24/13	CAD	172,554	USD	168,808	(991)
4/24/13	CHF	54,998	USD	58,053	96
4/24/13	DKK	233,050	USD	40,288	204
4/24/13	EUR	40,393	USD	52,050	271
4/24/13	GBP	102,966	USD	156,334	(77)
4/24/13	HKD	301,782	USD	38,883	1
4/24/13	JPY	21,629,034	USD	229,343	(474)

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/24/13	NOK	1,576	USD	270	$—
4/24/13	NZD	13,097	USD	10,907	(34)
4/24/13	SEK	86,169	USD	13,209	(11)
4/24/13	SGD	31,815	USD	25,574	(82)
4/24/13	USD	484	AUD	463	(3)
4/24/13	USD	859	CAD	873	1
4/24/13	USD	291	CHF	275	(1)
4/24/13	USD	136	DKK	790	—
4/24/13	USD	172	EUR	134	—
4/24/13	USD	567	GBP	374	1
4/24/13	USD	70	HKD	544	—
4/24/13	USD	1,620	JPY	152,405	(1)
4/24/13	USD	1	NOK	7	—
4/24/13	USD	83	NZD	99	—
4/24/13	USD	98	SEK	638	—
4/24/13	USD	142	SGD	176	—

					$(771)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	$(902,375)	$901,604	$(771)

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,343,015 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,250,945	$—	$—	$1,250,945
Preferred Stock	217	—	—	217
Cash Equivalent	81,597	—	—	81,597
Time Deposits	20,729	—	—	20,729
U.S. Treasury Obligations	—	3,115	—	3,115

Total Investments in Securities	$1,353,488	$3,115	$—	$1,356,603

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$709	$—	$—	$709
Forwards Contracts*	—	(771)	—	(771)

Total Other Financial Instruments	$709	$(771)	$—	$(62)

*	Futures and Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 6.0%
DIRECTV*	0.7%	65,500	$3,708
McDonald’s	0.6	33,235	3,313
Other Securities	4.7		25,664

			32,685

Consumer Staples — 22.7%
Altria Group	0.6	105,712	3,635
Church & Dwight	0.9	80,373	5,195
Colgate-Palmolive	0.7	32,072	3,785
Costco Wholesale	0.8	38,401	4,075
CVS Caremark	0.7	68,900	3,789
General Mills, Cl A	0.8	85,908	4,236
Hershey	1.0	64,957	5,686
Hormel Foods	1.4	179,066	7,399
JM Smucker	0.7	39,207	3,888
Kimberly-Clark	1.4	76,239	7,470
Kroger	0.8	138,516	4,590
Lorillard	0.9	117,936	4,759
McCormick	0.7	54,314	3,995
Philip Morris International	0.7	39,997	3,708
Procter & Gamble	0.6	43,424	3,346
Safeway	0.6	128,800	3,394
Walgreen	0.7	74,500	3,552
Wal-Mart Stores	1.3	94,332	7,059
Other Securities	7.4		40,614

			124,175

Energy — 3.4%
Chevron	0.9	42,900	5,097
Exxon Mobil	1.2	75,400	6,794
Other Securities	1.3		6,518

			18,409

Financials — 15.0%
PartnerRe	1.0	60,269	5,612
People’s United Financial	0.7	282,729	3,800

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RenaissanceRe Holdings	1.3%	78,252	$7,198
Other Securities	12.0		65,590

			82,200

Health Care — 14.4%
AbbVie	0.6	85,760	3,497
AmerisourceBergen	0.7	76,437	3,933
Amgen, Cl A	0.8	43,900	4,500
Johnson & Johnson	1.7	115,063	9,381
McKesson	0.7	35,000	3,779
Merck	0.9	114,200	5,051
Perrigo	0.6	27,513	3,267
Pfizer	0.9	169,600	4,895
Other Securities	7.5		40,875

			79,178

Industrials — 6.5%
L-3 Communications Holdings	0.7	46,100	3,730
Northrop Grumman	0.6	51,500	3,613
Raytheon	0.8	73,000	4,292
Stericycle, Cl A*	0.6	30,482	3,236
Other Securities	3.8		20,812

			35,683

Information Technology — 9.7%
Amdocs	0.7	105,300	3,817
Google, Cl A*	0.7	5,105	4,054
IAC	0.6	72,920	3,258
International Business Machines	0.8	21,818	4,654
Other Securities	6.9		37,560

			53,343

Materials — 1.7%
Other Securities	1.7		9,164

Telecommunication Services — 2.8%
AT&T	0.7	110,400	4,051
Other Securities	2.1		11,606

			15,657

Utilities — 13.8%
American Electric Power	0.6	68,000	3,307
Consolidated Edison	0.8	71,815	4,383
Duke Energy	0.7	52,680	3,824
Northeast Utilities	0.6	81,630	3,548
PG&E	0.9	103,600	4,613
PPL	0.7	116,000	3,632
Southern	0.6	71,689	3,364
Wisconsin Energy	0.9	119,983	5,146

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	8.0%		$43,800

			75,617

Total Common Stock (Cost $412,827) ($ Thousands)			526,111

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	3.6	19,522,806	19,523

Total Cash Equivalent (Cost $19,523) ($ Thousands)			19,523

U.S. TREASURY OBLIGATIONS — 0.1%
Other Securities	0.1		826

Total U.S. Treasury Obligations (Cost $826) ($ Thousands)			826

Total Investments — 99.7% (Cost $433,176) ($ Thousands)			$546,460

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	157	Jun-2013	$297

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $547,856 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$526,111	$—	$—	$526,111
Cash Equivalent	19,523	—	—	19,523
U.S. Treasury Obligations	—	826	—	826

Total Investments in Securities	$545,634	$826	$—	$546,460

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$297	$—	$—	$297

Total Other Financial Instruments	$297	$—	$—	$297

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	27

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%‡

Consumer Discretionary — 0.6%
Starwood Hotels & Resorts Worldwide	20,900	$1,332

Financials — 93.4%
Alexandria Real Estate Equities†	7,360	522
American Campus Communities† (A)	27,400	1,242
Apartment Investment & Management, Cl A†	129,934	3,984
Ashford Hospitality Trust†	18,600	230
AvalonBay Communities	73,011	9,248
Aviv*†	10,940	263
BioMed Realty Trust† (A)	177,730	3,839
Boston Properties†	94,790	9,579
BRE Properties, Cl A†	28,760	1,400
Camden Property Trust†	26,990	1,854
Campus Crest Communities†	70,030	973
CapLease†	23,300	148
Colonial Properties Trust† (A)	125,550	2,839
CubeSmart† (A)	43,340	685
CyrusOne†	30,120	688
DDR† (A)	102,260	1,781
Digital Realty Trust, Cl A† (A)	26,860	1,797
Douglas Emmett†	68,750	1,714
Duke Realty†	149,390	2,537
EPR Properties, Cl A†	7,210	375
Equity Lifestyle Properties†	12,360	949
Equity One, Cl A† (A)	9,880	237
Equity Residential† (A)	226,740	12,484
Essex Property Trust† (A)	13,950	2,101
Excel Trust†	35,110	479
Extra Space Storage†	44,300	1,740
Federal Realty Investment Trust†	10,400	1,124
First Industrial Realty Trust†	41,690	714
General Growth Properties†	328,519	6,531
HCP†	191,350	9,541
Health Care† (A)	141,590	9,615
Highwoods Properties† (A)	33,930	1,343
Hospitality Properties Trust†	4,920	135
Host Hotels & Resorts†	427,834	7,483
Hudson Pacific Properties†	8,350	182
Kilroy Realty† (A)	19,280	1,010
Kimco Realty† (A)	263,930	5,912
LaSalle Hotel Properties†	62,110	1,576
Liberty Property Trust†	27,990	1,113

Description	Shares	Market Value ($ Thousands)

Macerich†	123,239	$7,934
Mack-Cali Realty† (A)	94,150	2,694
Omega Healthcare Investors† (A)	31,520	957
Parkway Properties†	10,560	196
Pebblebrook Hotel Trust†	12,870	332
Post Properties†	17,890	843
ProLogis†	326,026	13,034
Public Storage†	74,591	11,362
Regency Centers†	41,550	2,198
Retail Opportunity Investments†	13,630	191
Retail Properties of America, Cl A† (A)	16,930	251
RLJ Lodging Trust†	33,930	772
Simon Property Group†	121,738	19,303
SL Green Realty† (A)	62,660	5,396
Sovran Self Storage†	18,090	1,167
Spirit Realty Capital†	27,640	525
STAG Industrial†	12,360	263
Sunstone Hotel Investors*†	218,790	2,693
Tanger Factory Outlet Centers†	61,850	2,238
Taubman Centers†	8,270	642
UDR† (A)	301,530	7,294
Ventas†	111,570	8,167
Vornado Realty Trust†	80,920	6,768
Weingarten Realty Investors† (A)	76,650	2,418

		207,605

Total Common Stock (Cost $142,572) ($ Thousands)		208,937

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P. 0.120%**†† (B)	29,539,351	29,539

Total Affiliated Partnership (Cost $29,539) ($ Thousands)		29,539

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**††	7,317,601	7,318

Total Cash Equivalent (Cost $7,318) ($ Thousands)		7,318

Total Investments — 110.6% (Cost $179,429) ($ Thousands)		$245,794

Percentages are based on Net Assets of $222,234 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 6).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2013 (see Note 10). The total market value of securities on loan at March 31, 2013 was $28,873 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2013 was $29,539 ($ Thousands)

Cl	— Class

L.P.	— Limited Partnership

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$208,937	$—	$—	$208,937
Affiliated Partnership	—	29,539	—	29,539
Cash Equivalent	7,318	—	—	7,318

Total Investments in Securities	$216,255	$29,539	$—	$245,794

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 31.4%
Acquisitions Cogeco Cable II, Term Loan B
4.500%, 09/20/2019	$125	$126
Advantage Sales and Marketing, Term Loan
8.250%, 12/12/2017	386	391
Affinion Group Holdings
5.000%, 10/08/2016	486	475
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	600	613
Alliance Holdings, Term Loan
5.000%, 12/07/2019	750	759
Alliance Laundry Systems, Term Loan, 1st Lien
4.500%, 12/07/2018	597	601
American Renal Holdings
4.500%, 08/14/2019	550	551
American Rock Salt, Term Loan B
5.500%, 04/19/2017	492	491
Aramark
3.704%, 07/26/2016	120	121
Aramark, 1st Lien Term Loan
0.096%, 07/26/2016	32	32
Aramark, Term Loan C
3.784%, 07/26/2016	280	281
Arris Group, Term Loan B, 1st Lien
0.000%, 02/07/2020 (A)	295	295
Asurion
4.500%, 05/24/2019	881	889
August Lux UK Holding, Term Loan
6.250%, 04/27/2018	197	200
August US Holding, Term Loan
6.250%, 04/27/2018	152	154
Avaya, Term Loan B1
3.038%, 10/24/2014	81	82

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya, Term Loan B3
4.788%, 10/26/2017	$327	$308
Berry Plastics
3.500%, 02/08/2020	700	698
BJS Wholesale Club, Term Loan
4.250%, 09/26/2019	499	503
BOOZ Allen Hamilton, Term Loan B
4.500%, 07/27/2019	299	303
Boyd Acquisition, Sub Peninsula Gaming, Term Loan
5.750%, 11/14/2017	200	203
Calpine, Term Loan
4.000%, 04/01/2018	197	199
Cedar Fair
4.000%, 12/15/2016	300	304
3.250%, 03/06/2020	300	304
Cengage Learning Holding
2.710%, 07/03/2014	622	478
Ceridian, Extended Term Loan
5.953%, 05/09/2017	292	297
Commscope
4.250%, 01/14/2018	294	297
Commscope, Term Loan
4.250%, 01/14/2018	1	1
ConvaTec, Term Loan
5.750%, 12/30/2016	679	688
Cristal Inorganic Chemicals
6.061%, 11/15/2014	452	452
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	412	418
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	500	506
Davitia, Term Loan B2
4.000%, 08/21/2019	500	505
Del Monte Foods, Term Loan
4.000%, 03/08/2018	384	387
Dex Media West LLC
7.250%, 10/24/2014	582	443
Dupont Performance Coatings, Term Loan
4.750%, 01/18/2020	750	760
Eagle Parent
5.000%, 05/16/2018	595	602
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	231	233
4.000%, 05/25/2018	120	122
Endurance International, 1st Lien Term Loan
6.250%, 11/09/2019	364	366
Endurance International, 2nd Lien Term Loan
10.250%, 11/06/2019	130	131
EP Energy, Term Loan
5.000%, 05/24/2018	500	506

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equinox Fitness Club, 1st Lien
5.500%, 11/16/2019	$750	$762
Essential Power LLC
5.500%, 08/07/2019	385	390
First Data, Term Loan
4.202%, 03/24/2018	624	621
Firth Rixson Limited, Term Loan
5.500%, 06/30/2017	500	503
Fortescue Metals Group, Term Loan Cov-Lite
5.250%, 10/12/2017	499	504
Freescale Semiconductor, Extended Maturity Term Loan
4.454%, 12/01/2016	691	692
Genpact International, Term Loan B
4.250%, 08/17/2019	499	506
Gibson Energy
4.750%, 06/16/2018	493	499
Global Cash Access, Term Loan
7.000%, 03/01/2016	228	229
Gray Television, Term Loan B
4.750%, 10/11/2019	578	585
Greeneden U.S. Holdings II, Term Loan B
0.000%, 01/31/2020 (A)	200	201
Guitar Center, Extended Term Loan
5.560%, 04/09/2017	600	596
H.J. Heinz, Term Loan B2
0.000%, 03/27/2020 (A)	920	928
Harbor Freights Tools USA, Term Loan
5.500%, 11/14/2017	249	252
Harron Communications, L.P., Term Loan B
5.500%, 10/05/2017	418	421
Hologic, Term Loan B
4.500%, 07/19/2019	249	252
Hub International, Extended Term Loan
4.704%, 06/14/2017	698	702
IMS Health
3.750%, 09/01/2017	582	588
Ineos Holdings Limited
6.500%, 04/27/2018	397	403
Integra Telecom, Term Loan
6.000%, 02/22/2019	155	157
6.000%, 02/19/2019	155	157
Intelsat Jackson Holdings, Term Loan B1
4.500%, 04/02/2018	300	304
Inventiv Health, Term Loan B
6.500%, 08/04/2016	339	336
ISS, Term Loan B
0.000%, 04/18/2018 (A)	139	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

J. Crew Group, Term Loan
4.750%, 01/26/2018	$590	$596
JHT Holding, 2nd Lien Term Loan
12.500%, 10/24/2013 (B) (C)	50	17
Korons, 1st Lien
4.500%, 10/26/2019	1,000	1,012
Lamar Media
4.000%, 10/01/2016	17	17
Language Line LLC, Term Loan B
6.250%, 06/20/2016	460	457
Lawson Software, Term Loan B2
5.250%, 04/05/2018	647	657
Leslie’s Poolmart, Term Loan B
5.250%, 10/16/2019	98	99
2.000%, 10/11/2019	2	—
Level 3 Communications
5.250%, 08/01/2019	750	760
Live Nation, Term Loan
4.500%, 10/20/2016	243	245
Medimedia USA, Term Loan B
6.250%, 08/15/2014	143	131
Meg Energy, Initial Term Loan
4.000%, 03/18/2018	642	648
MTL Publishing LLC, Term Loan B
5.500%, 03/05/2018	498	502
Navistar International
7.000%, 08/17/2017	387	390
Neiman Marcus Group, Term Loan
4.000%, 05/10/2018	327	330
Nelson Education Limited, Term Loan B1
2.961%, 07/05/2014	489	374
NEP Supershooters
5.250%, 01/18/2020	100	101
Newpage, Term Loan
7.750%, 11/16/2018	300	307
NRG Energy, Term Loan
3.250%, 07/01/2018	495	501
NXP BV/Commitment, Term Loan
4.500%, 03/07/2017	393	401
Ocwen Financial
5.000%, 02/15/2018	250	254
Penn National Gaming, Term Loan B
3.750%, 06/14/2018	499	503
Progressive Waste Solutions, Term Loan B
0.000%, 10/22/2019 (A)	150	151
Quintiles Transnational, Term Loan B
5.000%, 05/26/2018	429	434
Raycom TV Broadcasting LLC, Tranche B Term Loan
4.250%, 05/31/2017	396	397
Realogy, Extended Term Loan
4.400%, 10/10/2016	61	62

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Remax International LLC, Term Loan
5.500%, 03/11/2016	$439	$443
Riverbed Technology
4.000%, 12/13/2019	201	203
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019	348	346
5.750%, 02/13/2019	148	147
Ruby Western Pipeline
3.500%, 03/22/2020	720	728
Schaeffler AG, Term Loan C, 1st Lien
0.000%, 01/20/2017 (A)	425	430
Sealed Air, Term Loan B
4.000%, 10/03/2018	296	299
Sedgwick Claims Management
4.000%, 12/31/2016	118	119
Serta Simmons Holdings, Term Loan B
5.000%, 09/19/2019	550	556
Sheridan Healthcare, Term Loan, 1st Lien
4.500%, 06/29/2018	498	501
Sheridan Holdings, Term Loan
9.000%, 06/29/2019	150	152
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	450	453
Smart & Final, Term Loan
5.750%, 11/15/2019	500	507
Standard Aero, Term Loan B2
6.250%, 10/19/2018	187	189
Surgical Care Affiliates, Term Loan B
4.311%, 12/29/2017	598	598
Telesat Canada, Term Loan B
4.250%, 03/26/2019	398	401
Terex
4.500%, 04/28/2017	247	251
Texas Competitive Electric Holdings, Extending Term Loan
4.792%, 10/10/2017	90	63
4.699%, 10/10/2017	557	395
The Pantry, Term Loan B
5.750%, 07/31/2019	748	754
Ti Automotive, Term Loan B
5.500%, 03/27/2019	506	510
Trans Union LLC, Term Loan
5.500%, 02/26/2018	389	394
Transdigm, Term Loan
4.000%, 02/14/2017	490	495
Transdigm, Term Loan B2
4.000%, 02/14/2017	299	302
Tribune
4.000%, 12/31/2019	400	403
TWCC Holding, Term Loan
4.250%, 02/11/2017	488	494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Telepacific, Term Loan
5.750%, 02/23/2017	$492	$490
United Surgical Partners, Term Loan
5.250%, 04/30/2017	392	392
Univision Communications, Extended Term Loan B
4.452%, 03/31/2017	554	556
Valeant Pharmaceuticals International, Term Loan B
4.250%, 09/27/2019	500	505
3.500%, 02/13/2019	112	113
Vanguard Health, Term Loan
5.000%, 01/15/2016	684	692
Verint Systems, Term Loan B, 1st Lien
4.000%, 09/16/2019	400	402
Virgin Media Investment Holdings, Term Loan B
0.000%, 02/15/2020 (A)	600	597
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/2010	2,000	—
Walter Energy, Term Loan B
5.750%, 04/02/2018	52	52
4.000%, 04/02/2018	351	354
Warner Chilcott, Term Loan B1
4.250%, 03/15/2018	91	92
Warner Chilcott, Term Loan B2
4.250%, 03/15/2018	20	21
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	45	46
Waste Industries, Term Loan B
4.000%, 03/17/2017	488	492
WCA Waste Systems, Term B Loan
5.500%, 03/23/2018	1	1
WCA Waste, Term Loan
5.500%, 03/23/2018	248	249
Weight Watchers International, Term Loan F
3.750%, 03/12/2019	496	498
West, Term Loan B
4.250%, 06/30/2018	337	343
WideOpenWest Finance LLC
6.250%, 07/12/2018	149	151
Windstream, Term Loan B4
3.500%, 01/10/2020	600	606
Yankee Candle
5.250%, 04/02/2019	451	454
Zayo Group LLC, Term Loan B
4.500%, 07/02/2019	684	691

Total Loan Participations (Cost $55,734) ($ Thousands)		54,078

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.0%

Consumer Discretionary — 3.9%
Amazon.com
0.650%, 11/27/2015	$450	$450
Cequel Communications Holdings I
6.375%, 09/15/2020 (D)	600	623
Comcast
5.850%, 11/15/2015	400	452
Daimler Finance North America
1.250%, 01/11/2016 (D)	600	602
Daimler Finance North America LLC
2.300%, 01/09/2015 (D)	250	255
ERAC USA Finance
1.400%, 04/15/2016 (D)	115	116
NBCUniversal Enterprise
0.965%, 04/15/2018 (D) (E)	550	548
Newell Rubbermaid
2.000%, 06/15/2015	450	458
Penske Truck Leasing
2.500%, 07/11/2014 (D)	60	61
President and Fellows of Harvard College
3.700%, 04/01/2013	1,060	1,060
Reynolds Group
6.875%, 02/15/2021	185	197
Reynolds Group Issuer
5.750%, 10/15/2020	210	214
Sinclair Television Group
5.375%, 04/01/2021 (D)	500	496
United Rentals North America
5.750%, 07/15/2018	50	54
Volkswagen International Finance
1.071%, 04/01/2014 (D) (E)	475	476
Walt Disney MTN
0.450%, 12/01/2015	600	599

		6,661

Consumer Staples — 3.5%
Anheuser-Busch InBev Worldwide
0.851%, 01/27/2014 (E)	250	251
0.800%, 07/15/2015	350	350
BAT International Finance
1.400%, 06/05/2015 (D)	500	506
Bottling Group
6.950%, 03/15/2014	350	371
Coca-Cola Enterprises
0.590%, 02/18/2014 (E)	600	602
ConAgra Foods
1.300%, 01/25/2016	375	378
Costco Wholesale
0.650%, 12/07/2015	750	751
Heineken
0.800%, 10/01/2015 (D)	325	325

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kellogg
0.522%, 02/13/2015 (E)	$550	$551
Kraft Foods Group
1.625%, 06/04/2015	500	508
PepsiCo
0.800%, 08/25/2014	385	387
0.372%, 05/10/2013 (E)	325	325
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
1.850%, 01/15/2015 (D)	500	508

		6,053

Energy — 0.9%
Enterprise Products Operating
1.250%, 08/13/2015	40	40
Kinder Morgan Energy Partners
5.000%, 12/15/2013	410	423
MEG Energy
6.375%, 01/30/2023 (D)	500	520
Total Capital Canada
0.683%, 01/15/2016 (E)	170	171
TransCanada PipeLines
0.750%, 01/15/2016	325	324

		1,478

Financials — 16.2%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	500	502
American Express Credit MTN
1.380%, 06/12/2015 (E)	616	625
American Honda Finance
1.850%, 09/19/2014 (D)	500	509
Bank of America
1.500%, 10/09/2015	300	301
Bank of Montreal MTN
0.751%, 09/11/2015 (E)	650	654
Bank of New York Mellon MTN
0.723%, 03/06/2018 (E)	650	651
Bank of Nova Scotia
0.950%, 03/15/2016	400	402
0.721%, 09/11/2015 (E)	375	375
BB&T
1.001%, 04/28/2014 (E)	600	604
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	527
Capital One
1.500%, 03/22/2018	550	545
Caterpillar Financial Services MTN
1.375%, 05/20/2014	140	142
1.100%, 05/29/2015	500	506

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
0.838%, 08/25/2036 (E)	$1,500	$1,185
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.760%, 03/18/2016 (E)	550	550
Danske Bank
1.355%, 04/14/2014 (D) (E)	650	654
General Electric Capital MTN
1.162%, 05/09/2016 (E)	600	600
Goldman Sachs Group MTN
1.600%, 11/23/2015	850	858
Hartford Financial Services Group
4.625%, 07/15/2013	330	334
HSBC USA
2.375%, 02/13/2015	295	303
Hyundai Capital America
1.625%, 10/02/2015 (D)	150	151
ILFC E-Capital Trust I
4.680%, 12/21/2065 (D) (E)	500	437
ING Bank
1.681%, 06/09/2014 (D) (E)	400	404
International Lease Finance
6.500%, 09/01/2014 (D)	450	479
Intesa Sanpaolo
3.125%, 01/15/2016	300	293
John Deere Capital
0.950%, 06/29/2015	350	353
JPMorgan Chase Capital XXI, Ser U
1.248%, 02/02/2037 (E)	1,300	1,041
MassMutual Global Funding II
0.685%, 01/14/2014 (D) (E)	526	528
Merrill Lynch
1.040%, 09/15/2036 (E)	700	588
Metropolitan Life Global Funding I
2.000%, 01/09/2015 (D)	275	282
1.700%, 06/29/2015 (D)	500	510
1.500%, 01/10/2018 (D)	220	221
Monumental Global Funding III
0.504%, 01/15/2014 (D) (E)	500	500
Morgan Stanley
1.538%, 02/25/2016 (E)	900	904
National Rural Utilities Cooperative Finance MTN
0.381%, 02/18/2014 (E)	575	575
NCUA Guaranteed Notes
0.222%, 06/12/2013 (E)	295	295
New York Life Global Funding
1.300%, 01/12/2015 (D)	500	507
Principal Life Global Funding II
1.000%, 12/11/2015 (D)	250	251
0.905%, 07/09/2014 (D) (E)	120	121
Private Export Funding
4.974%, 08/15/2013	1,315	1,339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RHP Hotel Properties
5.000%, 04/15/2021 ‡ (D)	$217	$219
Royal Bank of Canada MTN
0.650%, 03/08/2016 (E)	600	600
0.510%, 01/06/2015 (E)	300	300
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	210	216
Simon Property Group ‡
6.750%, 05/15/2014	500	526
Societe Generale
2.200%, 09/14/2013 (D)	600	604
Standard Chartered PLC
1.242%, 05/12/2014 (D) (E)	600	605
State Street
0.631%, 03/07/2014 (E)	421	422
State Street Capital Trust IV
1.280%, 06/15/2037 (E)	375	301
Svenska Handelsbanken
0.732%, 03/21/2016 (E)	550	550
Toronto-Dominion Bank
0.605%, 07/14/2014 (E)	310	311
Toyota Motor Credit
0.875%, 07/17/2015	500	503
Unitrin
6.000%, 05/15/2017	670	740
Wells Fargo
1.500%, 07/01/2015	750	762
Westpac Banking
0.546%, 01/29/2015 (D) (E)	550	550

		27,815

Health Care — 1.4%
AbbVie
1.056%, 11/06/2015 (D) (E)	550	558
Biomet
6.500%, 08/01/2020 (D)	225	239
CHS
7.125%, 07/15/2020	450	488
McKesson
0.950%, 12/04/2015	235	235
Sanofi
0.594%, 03/28/2014 (E)	750	752
WellPoint
1.250%, 09/10/2015	210	212

		2,484

Industrials — 1.3%
Ceridian
8.875%, 07/15/2019 (D)	150	175
Clean Harbors
5.250%, 08/01/2020	350	362
Continental Airlines, Ser 061G
0.637%, 06/02/2013 (E)	569	568

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Danaher
1.300%, 06/23/2014	$400	$404
Pentair Finance
1.350%, 12/01/2015 (D)	285	285
Precision Castparts
0.700%, 12/20/2015	135	135
United Technologies
1.200%, 06/01/2015	215	218

		2,147

Information Technology — 1.5%
Fidelity National Information Services
7.625%, 07/15/2017	500	535
Hewlett-Packard
0.687%, 05/30/2014 (E)	600	597
Texas Instruments
0.470%, 05/15/2013 (E)	600	600
TSMC Global
0.950%, 04/03/2016 (D)	250	250
Western Union
2.375%, 12/10/2015	85	87
Xerox
1.110%, 05/16/2014 (E)	595	594

		2,663

Materials — 1.2%
Ardagh Packaging Finance
4.875%, 11/15/2022 (D)	375	370
E.I. du Pont de Nemours
0.704%, 03/25/2014 (E)	705	708
FMG Resources August 2006 Pty
8.250%, 11/01/2019 (D)	250	270
Packaging Dynamics
8.750%, 02/01/2016 (D)	500	523
Walter Energy
8.500%, 04/15/2021 (D)	250	256

		2,127

Telecommunication Services — 1.0%
AT&T
0.800%, 12/01/2015	450	449
0.677%, 02/12/2016 (E)	450	452
Intelsat Luxembourg
7.750%, 06/01/2021 (D)	325	330
Verizon Communications
1.250%, 11/03/2014	550	557

		1,788

Utilities — 0.2%
DTE Energy
0.987%, 06/03/2013 (E)	255	255

Total Corporate Obligations (Cost $53,891) ($ Thousands)		53,471

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 22.3%

Automotive — 12.5%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (D)	$379	$383
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	650	662
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	143	143
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	405	406
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	325	325
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (D)	480	480
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	350	350
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	576	580
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	275	276
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	55	55
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	50	50
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	525	525
ARI Fleet Lease Trust, Ser 2012- B, Cl A
0.503%, 01/15/2021 (D) (E)	217	217
ARI Fleet Lease Trust, Ser 2013- A, Cl A2
0.700%, 12/15/2015 (D)	305	305
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	201	202

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	$63	$64
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	115
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	128	128
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	566
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	210	211
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	325	325
Chesapeake Funding, Ser 2012-1A, Cl A
0.953%, 11/07/2023 (D) (E)	240	241
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (D)	660	669
Enterprise Fleet Financing, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (D)	246	247
Enterprise Fleet Financing, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (D)	515	514
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	500	500
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (D)	240	240
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	154	155
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	550	555
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	411	411
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	400	400
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	182	182

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2012-A, Cl A2
0.620%, 09/15/2014	$45	$45
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	487
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	132	132
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	643	645
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	64	64
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	145	145
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (D)	445	454
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	145	145
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	325	325
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	456	456
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (D)	495	497
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/2015	415	417
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	220	221
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/2014 (D)	46	46
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	143	144
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	455	455
Mercedes-Benz Master Owner Trust, Ser 2012-AA
0.790%, 11/15/2017 (D)	310	310
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (D)	212	212

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motor PLC, Ser 2012-12A, Cl A1B
0.704%, 02/25/2020 (D) (E)	$650	$651
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	502	503
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	295	295
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/2014	238	238
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	500	502
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	490	490
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (D)	335	335
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/2014 (D)	59	59
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	345	356
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	300	300
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	180	181
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	401	402
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	480	480
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/2014	36	36
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	265	266
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/2016	257	258
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	64	64

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	$181	$181
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	81	81
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.602%, 02/15/2018 (D) (E)	235	235

		21,595

Credit Cards — 2.4%
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	495	498
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	675	675
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.953%, 08/15/2018 (D) (E)	500	518
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.413%, 11/16/2015 (E)	300	300
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	220	221
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	201	202
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	439
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	478
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (D)	525	526
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (D)	330	330

		4,187

Other Asset-Backed Securities — 7.3%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (D)	750	751
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	547
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	607

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	37

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	$440	$443
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.653%, 02/15/2018 (E)	280	280
Apidos CDO, Ser 2013-12A
1.380%, 04/15/2025 (D) (E)	550	550
CIFC Funding, Ser 2013-1A, Cl A1
1.432%, 04/16/2025 (D) (E)	485	485
CNH Equipment Trust, Ser 2010-A, Cl A4
2.490%, 01/15/2016	336	338
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/2015	99	99
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	220	221
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	280
Ford Credit Floorplan Master Owner Trust, Ser 2011-2, Cl A1
1.320%, 09/15/2015	240	241
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.673%, 01/15/2016 (E)	720	722
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.553%, 09/15/2016 (E)	505	506
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.583%, 01/15/2018 (E)	330	330
GE Business Loan Trust, Ser 2003-2A, Cl B
1.203%, 11/15/2031 (D) (E)	48	42
GE Business Loan Trust, Ser 2004-2A, Cl A
0.423%, 12/15/2032 (D) (E)	68	65
GE Business Loan Trust, Ser 2004-2A, Cl B
0.683%, 12/15/2032 (D) (E)	51	46
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.773%, 02/20/2017 (E)	640	644
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.693%, 06/20/2017 (E)	455	457
GE Equipment Midticket, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Small Ticket, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (D)	$330	$330
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/2019	250	251
GE Equipment Transportation, Ser 2012-2, Cl A3
0.620%, 07/25/2016	391	391
GE Equipment Transportation, Ser 2013-1, Cl A2
0.500%, 11/24/2015	260	260
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (D)	170	171
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
Katonah, Ser 2005-7A, Cl B 0.710%, 11/15/2017 (C) (D) (E)	700	674
MMAF Equipment Finance, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (D)	577	578
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.401%, 10/25/2016 (E)	121	122
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.724%, 03/25/2026 (E)	457	459
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.053%, 12/16/2024 (D) (E)	250	251
Triton Container Finance, Ser 2006-1A, Cl N
0.370%, 11/26/2021 (D) (E)	275	270
Volvo Financial Equipment, Ser 2013-1A
0.740%, 03/15/2017 (D)	320	320

		12,606

Total Asset-Backed Securities (Cost $38,383) ($ Thousands)		38,388

MORTGAGE-BACKED SECURITIES — 19.4%

Agency Mortgage-Backed Obligations — 10.8%
FHLB
4.875%, 12/13/2013	1,000	1,033
0.320%, 12/11/2013	1,500	1,501
FHLMC
6.000%, 09/01/2026	187	205
2.500%, 01/07/2014	1,500	1,527
FHLMC TBA
2.500%, 04/15/2027	1,200	1,242

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
6.500%, 09/01/2026	$139	$154
6.000%, 11/01/2026 to 04/01/2040	1,196	1,317
5.000%, 02/01/2023 to 03/01/2025	337	364
1.000%, 09/23/2013	1,000	1,004
FNMA TBA
3.500%, 04/01/2041	1,900	2,006
3.000%, 04/25/2026	3,100	3,259
2.500%, 04/25/2027	3,025	3,138
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.653%, 10/07/2020 (E)	486	488
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.653%, 01/08/2020 (E)	614	616
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.602%, 03/11/2020 (E)	219	220
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.583%, 03/06/2020 (E)	228	228
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.583%, 05/07/2020 (E)	205	206

		18,508

Non-Agency Mortgage-Backed Obligations — 8.6%
Arkle Master Issuer PLC, Ser 2011-1A, Cl 2A
1.540%, 05/17/2060 (D) (E)	400	401
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.692%, 11/25/2034 (E)	151	150
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.860%, 04/25/2035 (E)	470	417
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
5.240%, 10/25/2035 (E)	317	293
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (E)	475	523
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	424	424
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.838%, 09/25/2034 (E)	105	105
Commercial Mortgage Pass- Through Certificates, Ser 2006-FL12, Cl A2
0.303%, 12/15/2020 (D) (E)	91	90

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass- Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (D)	$478	$501
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	638	643
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	262	261
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	401	401
Commercial Mortgage Pass- Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	313	314
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (D)	477	512
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.434%, 11/15/2021 (D) (E)	810	768
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (E)	169	171
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (D)	472	508
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	290	290
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.724%, 04/25/2035 (E)	264	248
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (D)	494	523
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (D)	209	211
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	145	145
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	210	210

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	39

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	$278	$278
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.689%, 10/25/2036 (E)	577	522
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (E)	160	160
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.002%, 12/25/2034 (E)	227	225
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	169	168
Morgan Stanley Capital I Trust, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (E)	433	449
Morgan Stanley, Ser 12
1.000%, 03/27/2051	496	491
MortgageIT Trust, Ser 2005-5, Cl A1
0.464%, 12/25/2035 (E)	819	735
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.523%, 11/20/2034 (E)	194	191
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.503%, 12/20/2034 (E)	160	152
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.423%, 03/20/2035 (E)	92	86
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	479	479
Wachovia Bank Commercial Mortgage Trust, Ser 2005 C18, Cl A4
4.935%, 04/15/2042	295	315
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.241%, 10/15/2044 (E)	285	311
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.283%, 12/15/2044 (E)	300	329
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.478%, 03/25/2036 (E)	356	321
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	484	484

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/2035 (E)	$340	$332
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (D)	241	246
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	489	488

		14,871

Total Mortgage-Backed Securities (Cost $33,555) ($ Thousands)		33,379

MUNICIPAL BONDS — 1.0%
New Jersey, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	455	455
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	375	387
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	350	360
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	230	231
1.044%, 04/01/2014	220	221

Total Municipal Bonds (Cost $1,652) ($ Thousands)		1,654

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	8,216,464	8,216

Total Cash Equivalent (Cost $8,216) ($ Thousands)		8,216

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT (F) — 0.3%
Goldman Sachs 0.230%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $500,013 (collateralized by various FNMA obligations, ranging in par value $97,359-$634,033, 2.542%-6.500%, 10/01/38-11/01/40; total market value $508,062)	$500	$500

Total Repurchase Agreement (Cost $500) ($ Thousands)		500

Total Investments — 110.1% (Cost $191,931) ($ Thousands)		$189,686

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(47)	Jun-2013	$(18)
U.S. 2-Year Treasury Note	(31)	Jun-2013	(1)
U.S. 5-Year Treasury Note	1	Jun-2013	—

			$(19)

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $172,234 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities considered illiquid and restricted. The total value of such securities as of March 31, 2013 was $17 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $691 and represented 0.40% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013. The date reported on the Schedule of Investments is the next reset date.

(F)	Tri-Party Repurchase Agreement

AMBAC — American Municipal Bond Assurance Corporation

CDO — Collateralized Debt Obligation

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Loan Participations	$—	$54,061	$17	$54,078
Corporate Obligations	—	53,471	—	53,471
Asset-Backed Securities	—	37,164	1,224	38,388
Mortgage-Backed Securities	—	33,379	—	33,379
Municipal Bonds	—	1,654	—	1,654
Common Stock	—	—	—	—
Cash Equivalent	8,216	—	—	8,216
Repurchase Agreement	—	500	—	500

Total Investments in Securities	$8,216	$180,229	$1,241	$189,686

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(19)	$—	$—	$(19)

Total Other Financial Instruments	$(19)	$—	$—	$(19)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures Contracts are valued at the unrealized depreciation on the instrument.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.0%

Agency Mortgage-Backed Obligations — 31.7%
FHLMC
7.500%, 11/01/2029 to 09/01/2032	$831	$1,008
7.000%, 06/01/2015 to 12/01/2031	154	180
6.500%, 06/01/2017 to 09/01/2039	1,581	1,725
6.000%, 03/01/2020 to 07/01/2037	5,335	5,864
5.500%, 03/01/2014 to 08/01/2038	13,075	14,319
5.000%, 10/01/2018 to 04/01/2042	30,231	33,131
4.500%, 07/01/2026 to 09/01/2042	2,444	2,635
4.000%, 04/01/2019 to 03/01/2043	23,598	25,606
3.500%, 12/01/2025 to 04/01/2043	17,391	18,581
3.000%, 07/01/2032 to 04/01/2043	4,373	4,529
2.500%, 11/01/2027	6,335	6,586
1.350%, 04/29/2014	560	567
0.500%, 09/14/2015	6,880	6,879
FHLMC ARM
5.566%, 10/01/2038 (A)	—	—
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	49	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	$1,010	$1,139
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	602	687
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	242	285
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,513	1,740
FHLMC CMO, Ser 2002-48, Cl 1A
6.106%, 07/25/2033 (A)	17	20
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	223	259
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	183	217
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	251	298
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	264	312
FHLMC CMO, Ser 2005-2945, Cl SA
11.928%, 03/15/2020 (A)	1,143	1,325
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	901	1,019
FHLMC CMO, Ser 2006-3256, Cl S, IO
6.487%, 12/15/2036 (A)	1,691	304
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,996	3,358
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	1,626	1,736
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.827%, 05/15/2038 (A)	457	47
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	1,286	1,454
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.027%, 01/15/2040 (A)	251	37
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	1,066	1,220
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	451	491
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.747%, 10/15/2041 (A)	1,309	316
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.397%, 11/15/2041 (A)	1,098	256
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.849%, 08/15/2039 (A)	2,874	432

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.847%, 04/15/2039 to 09/15/2039 (A)	$2,399	$536
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.747%, 06/15/2042 (A)	190	48
FHLMC CMO, Ser 2012-4073, Cl SB, IO
5.786%, 07/15/2042 (A)	2,132	511
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,394	154
FHLMC CMO, Ser 2012-4102, Cl MS, IO
6.397%, 09/15/2042 (A)	1,070	315
FHLMC CMO, Ser 2012-4116, Cl AS, IO
5.947%, 10/15/2042 (A)	586	150
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.947%, 10/15/2042 (A)	592	158
FHLMC CMO, Ser 2012-4136, Cl SG
5.947%, 11/15/2042 (A)	790	234
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.785%, 09/25/2022 (A)	1,319	89
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	3,540	3,557
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	857	951
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.045%, 01/25/2020 (A)	2,681	156
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.227%, 04/25/2020 (A)	8,657	569
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.673%, 06/25/2020 (A)	9,012	832
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.504%, 08/25/2020 (A)	3,082	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.674%, 07/25/2021 (A)	$3,168	$353
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.581%, 10/25/2021 (A)	1,273	138
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.454%, 12/25/2021 (A)	1,634	161
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.556%, 02/25/2018 (A)	10,171	668
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.094%, 05/25/2018 (A)	5,749	530
FHLMC TBA
3.500%, 05/01/2041	2,600	2,730
3.000%, 05/15/2043 to 06/15/2043	24,000	24,558
2.500%, 04/15/2027 to 04/15/2043	7,600	7,710
FNMA
7.000%, 09/01/2026 to 02/01/2039	3,368	3,992
6.500%, 05/01/2017 to 10/01/2036	931	1,013
6.000%, 10/01/2019 to 06/15/2043	27,007	29,920
5.500%, 06/01/2014 to 04/01/2040	8,768	9,674
5.000%, 01/01/2020 to 05/01/2042	45,332	49,935
4.500%, 04/01/2025 to 12/01/2041	23,020	24,986
4.338%, 11/01/2021	2,992	3,437
4.303%, 07/01/2021	3,082	3,545
4.000%, 08/01/2020 to 04/15/2043	42,043	45,717
3.762%, 12/01/2020	3,128	3,498
3.665%, 10/01/2020	1,864	2,064
3.632%, 12/01/2020	2,133	2,355
3.500%, 08/01/2032 to 05/25/2043	33,698	35,775
3.000%, 02/01/2033 to 04/25/2043	59,654	61,436
2.500%, 10/01/2022 to 10/01/2042	39,121	40,575
0.000%,04/25/2023	3,420	3,449
FNMA ARM (A)
2.155%, 10/01/2035	3,396	3,576
2.151%, 11/01/2035	406	427

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.139%, 11/01/2035	$561	$590
2.128%, 11/01/2035	449	473
2.125%, 11/01/2035	569	598
2.116%, 11/01/2035	1,846	1,937
2.113%, 11/01/2035	474	498
2.071%, 10/01/2035	2,476	2,598
2.069%, 10/01/2035	298	313
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	5,823	737
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,672	164
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,051	104
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,969	222
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	801	895
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	200	247
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	864	994
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	2,469	2,694
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	298	328
FNMA CMO, Ser 2006-112, Cl ST, IO
6.498%, 11/25/2036 (A)	5,509	834
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	173	196
FNMA CMO, Ser 2008-22, Cl SI, IO
6.226%, 03/25/2037 (A)	8,707	1,058
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/2039	890	977
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	5,182	4,951
FNMA CMO, Ser 2010-118, Cl YB, IO
6.296%, 10/25/2040 (A)	1,023	133
FNMA CMO, Ser 2010-136, Cl SA, IO
5.796%, 12/25/2040 (A)	2,618	461

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-142, Cl SM, IO
6.326%, 12/25/2040 (A)	$445	$65
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	1,382	192
FNMA CMO, Ser 2010-150, Cl SN, IO
6.291%, 01/25/2041 (A)	1,555	216
FNMA CMO, Ser 2011-117, Cl LS, IO
6.396%, 10/25/2040 (A)	2,222	534
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,863	2,240
FNMA CMO, Ser 2011-59, Cl SW, IO
6.438%, 07/25/2041 (A)	2,698	423
FNMA CMO, Ser 2011-63, Cl SW, IO
6.476%, 07/25/2041 (A)	1,256	189
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.746%, 09/25/2041 (A)	2,626	381
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,984	275
FNMA CMO, Ser 2011-96, Cl SA, IO
6.346%, 10/25/2041 (A)	4,012	746
FNMA CMO, Ser 2012-111, Cl JS, IO
5.896%, 07/25/2040 (A)	983	243
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	5,733	6,016
FNMA CMO, Ser 2012-133, Cl CS, IO
5.946%, 12/25/2042 (A)	394	107
FNMA CMO, Ser 2012-133, Cl GS, IO
5.946%, 12/25/2042 (A)	593	152
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	521	547
FNMA CMO, Ser 2012-17, Cl SA, IO
6.496%, 07/25/2026(A)	3,419	549
FNMA CMO, Ser 2012-17, Cl WS, IO
6.346%, 07/25/2039(A)	625	138
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	390	437

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	$907	$1,016
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.396%, 04/25/2042 (A)	465	84
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,887	2,075
FNMA CMO, Ser 2012-63, Cl DS, IO
6.346%, 03/25/2039 (A)	1,153	267
FNMA CMO, Ser 2012-66, Cl SA, IO
5.796%, 06/25/2042 (A)	501	90
FNMA CMO, Ser 2012-70, Cl YS, IO
6.446%, 02/25/2041 (A)	283	67
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	100	96
FNMA CMO, Ser 2012-74, Cl SA, IO
6.446%, 03/25/2042 (A)	1,300	247
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	200	192
FNMA CMO, Ser 2012-84, Cl KS, IO
5.796%, 08/25/2042 (A)	3,412	448
FNMA CMO, Ser 2012-93, Cl SG, IO
5.896%, 09/25/2042 (A)	488	120
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	4,714	4,937
FNMA CMO, Ser 2012-M15, Cl A
2.746%, 10/25/2022 (A)	3,634	3,739
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,500	1,793
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	8,100	9,357
FNMA CMO, Ser 2013-9, Cl SA, IO
5.946%, 03/25/2042 (A)	1,600	244
FNMA TBA
4.000%, 04/01/2039	10,900	11,620
3.500%, 04/01/2041	22,200	23,442
3.000%, 04/01/2042	6,300	6,480
2.500%, 04/25/2027	8,000	8,299

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO,
Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	$248	$275
GNMA
8.000%, 11/15/2029 to 09/15/2030	86	98
7.500%, 03/15/2029	116	142
7.000%, 08/15/2013	1	1
6.500%, 04/15/2026 to 09/15/2035	4,670	5,412
6.000%, 03/15/2014 to 10/20/2040	11,091	12,560
5.000%, 07/20/2040 to 11/20/2040	2,410	2,653
4.500%, 04/20/2041	3,543	3,919
3.000%, 04/20/2043	6,060	6,330
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/2031	2,758	3,174
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	353	385
GNMA CMO, Ser 2007-17, Cl IB, IO
6.049%, 04/20/2037 (A)	1,357	306
GNMA CMO, Ser 2009-106, Cl SU, IO
5.997%, 05/20/2037 (A)	1,036	149
GNMA CMO, Ser 2010-113, Cl BS, IO
5.797%, 09/20/2040 (A)	992	164
GNMA CMO, Ser 2010-121, Cl SE, IO
5.797%, 09/20/2040 (A)	880	152
GNMA CMO, Ser 2010-14, Cl SH, IO
5.798%, 02/16/2040 (A)	482	91
GNMA CMO, Ser 2010-157, Cl SP, IO
4.049%, 12/20/2040 (A)	3,155	417
GNMA CMO, Ser 2010-167, Cl US, IO
6.427%, 11/20/2038 (A)	341	40
GNMA CMO, Ser 2010-20, Cl SC, IO
5.947%, 02/20/2040 (A)	3,332	613
GNMA CMO, Ser 2010-3, Cl MS, IO
6.347%, 11/20/2038 (A)	488	63
GNMA CMO, Ser 2010-31, Cl GS, IO
6.297%, 03/20/2039 (A)	426	63
GNMA CMO, Ser 2010-35, Cl DS, IO
5.477%, 03/20/2040 (A)	3,062	461

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-4, Cl NS, IO
6.187%, 01/16/2040 (A)	$13,914	$2,237
GNMA CMO, Ser 2010-47, Cl XN, IO
6.348%, 04/16/2034 (A)	303	15
GNMA CMO, Ser 2010-85, Cl HS, IO
6.447%, 01/20/2040 (A)	329	52
GNMA CMO, Ser 2010-H27, Cl FA
0.588%, 12/20/2060 (A)	1,926	1,924
GNMA CMO, Ser 2010-H28, Cl FE
0.602%, 12/20/2060 (A)	1,187	1,185
GNMA CMO, Ser 2011-11, Cl SA, IO
5.797%, 01/20/2041 (A)	613	97
GNMA CMO, Ser 2011-141, Cl HS, IO
5.899%, 10/20/2041 (A)	1,088	231
GNMA CMO, Ser 2011-146, Cl YS, IO
6.448%, 11/16/2041 (A)	417	103
GNMA CMO, Ser 2011-32, Cl S, IO
5.798%, 03/16/2041 (A)	138	16
GNMA CMO, Ser 2011-32, Cl SD, IO
5.797%, 03/20/2041 (A)	314	50
GNMA CMO, Ser 2011-40, Cl SA, IO
5.928%, 02/16/2036 (A)	1,389	140
GNMA CMO, Ser 2011-70, Cl BS, IO
6.498%, 12/16/2036 (A)	609	81
GNMA CMO, Ser 2011-H08, Cl FG
0.682%, 03/20/2061 (A)	1,191	1,196
GNMA CMO, Ser 2011-H09, Cl AF
0.702%, 03/20/2061 (A)	830	834
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,048	159
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	894	215
GNMA TBA
4.000%, 04/01/2040	2,500	2,725
3.500%, 04/15/2041	5,500	5,881
3.000%, 04/15/2043 to 04/18/2043	7,000	7,315

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	$899	$947
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.573%, 11/06/2017 (A)	2,231	2,240
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.673%, 11/05/2020 (A)	1,608	1,615

		686,139

Non-Agency Mortgage-Backed Obligations — 6.3%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.461%, 06/25/2045 (A)	3,170	2,965
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.211%, 11/25/2045 (A)	2,932	2,412
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	525	582
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.964%, 05/10/2045 (A)	80	90
Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl A4
5.451%, 01/15/2049	949	1,077
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033	13	14
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.373%, 07/20/2036 (A)	1,689	1,669
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	65	65
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	3,280	3,518
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	253	279
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	714	805
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.592%, 06/10/2049 (A)	1,360	1,360

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.297%, 05/25/2034 (A)	$496	$482
Bear Stearns Commercial Mortgage Securities Trust, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	4	4
Bear Stearns Commercial Mortgage Securities Trust, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	589	595
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	32	32
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A4A
5.146%, 10/12/2042 (A)	3,875	4,246
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.715%, 06/11/2040 (A)	110	126
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AM
5.893%, 06/11/2050 (A)	210	242
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.218%, 07/15/2044 (A)	585	640
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4 4.961%,
04/15/2044 (A) (B)	729	844
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	656	699
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.698%, 12/10/2049 (A)	276	321
COMM Mortgage Trust, Ser 2012-CR2, Cl ASB
2.752%, 08/15/2045	673	698
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	390	396
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	24	25
Commercial Mortgage Pass-Through Certificates, Ser 2007-C2, Cl AM
5.550%, 01/15/2049 (A)	582	649
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	263	277

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (C)	$3,557	$3,657
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	1,343	1,370
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	1,660	1,812
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
5.866%, 07/10/2038 (A)	400	448
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	140	143
Commerical Mortgage Pass-Through Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	245	275
Commerical Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	1,476	1,653
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	823	869
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	170	174
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.274%, 08/25/2035 (A)	343	213
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.535%, 11/20/2035 (A)	3,711	2,652
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF 0.604%,
09/25/2035 (A) (B)	2,600	2,187
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.681%, 10/25/2033 (A)	2,285	2,235
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	131	138
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	216	220
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	939	996
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	521	562
DBRR Trust, Ser 2011-LC2, Cl A4A 4.537%, 07/12/2044 (A)(B)	1,320	1,504

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	$2,612	$2,619
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (B)	2,472	2,471
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	277	316
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.457%, 08/10/2044 (A) (B)	2,881	127
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 7AR2
0.652%, 06/20/2034 (A)	527	494
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	738	765
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.603%, 11/19/2044 (A)	1,761	966
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	230	233
Fund America Investors II, Ser 1993-A, Cl A2
3.445%, 06/25/2023 (A)	86	87
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	1,916	2,024
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	283	288
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	489	529
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,535	4,946
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.751%, 08/10/2044 (A) (B)	1,216	102
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	46	47
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.418%, 10/25/2033 (A)	898	920
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.763%, 07/25/2035 (A)	7,000	6,283

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.554%, 08/25/2036 (A)	$445	$431
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,415	1,595
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007- CB19, Cl A4
5.714%, 02/12/2049 (A)	631	728
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	1,487	1,556
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	79	80
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	2,485	2,782
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	343	383
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	169	178
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	480	540
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
5.902%, 02/12/2051 (A)	500	587
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	317	338
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	494	546
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	451	455
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C10, Cl ASB
2.702%, 12/15/2047	1,007	1,031

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.884%, 07/15/2044 (A)	$303	$315
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	75	76
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	110	115
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/2040	824	888
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	76	78
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (A)	1,361	1,566
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.179%, 09/15/2045 (A)	50	59
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,526	2,604
Merrill Lynch Commecial Mortgage, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	150	167
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.146%, 02/25/2034 (A)	949	974
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	371	387
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	377	410
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.273%, 11/12/2037 (A)	263	287
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.850%, 06/12/2050 (A)	803	928
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.307%, 05/25/2029 (A)	682	694
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	460	475
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.933%, 08/15/2045 (A) (B)	2,152	239

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	$921	$933
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	270	273
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	394	399
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	293	296
Morgan Stanley Capital I, Ser 2003-IQ6, Cl A4
4.970%, 12/15/2041	665	676
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	510	531
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	60	60
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	135	145
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.186%, 11/14/2042 (A)	43	43
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	3,230	3,490
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,600	1,831
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	765	818
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	504
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	14	14
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.314%, 02/25/2047 (A)	79	72
Motel 6 Trust, Ser MTL6, Cl A2
1.948%, 10/05/2025 (B)	1,105	1,107
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	273	282

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	$271	$279
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.770%, 12/25/2034 (A)	714	713
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	50	50
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	80	81
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.524%, 10/25/2035 (A)	1,079	882
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.970%, 08/25/2015 (A)	5,954	4,738
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	2,044	1,958
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	555	570
UBS-Barclays Commercial Mortgage Trust, Ser 2012C4, Cl AAB
2.459%, 12/10/2045	1,332	1,351
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	380	381
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	525	538
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	120	132
Wachovia Commercial Mortgage Securities Pass-Through Certificates, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	682	693
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	240	243
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.494%, 10/25/2047 (A)	2,974	2,757
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
2.451%, 05/25/2035 (A)	9,220	8,634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 1A
1.054%, 10/25/2046 (A)	$2,875	$2,236
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.615%, 06/25/2034 (A)	1,591	1,628
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.147%, 02/15/2044 (A) (B)	3,537	167
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,380
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.768%, 06/15/2045 (A) (B)	335	36
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,722

		135,572

Total Mortgage-Backed Securities (Cost $807,679) ($ Thousands)		821,711

CORPORATE OBLIGATIONS — 27.0%

Consumer Discretionary — 1.6%
Boyd Gaming
9.000%, 07/01/2020 (B) (C)	380	395
CityCenter Holdings
7.625%, 01/15/2016	160	172
Comcast
6.500%, 01/15/2015	885	976
6.500%, 01/15/2017	2,385	2,850
5.300%, 01/15/2014	2,340	2,430
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,220	1,849
Daimler Finance North America
6.500%, 11/15/2013	1,320	1,369
1.875%, 09/15/2014 (B)	1,310	1,329
1.875%, 01/11/2018 (B)	547	551
1.300%, 07/31/2015 (B)	1,435	1,445
DIRECTV Holdings
6.000%, 08/15/2040	950	1,013
3.800%, 03/15/2022	400	409
Discovery Communications
4.875%, 04/01/2043	595	609
DISH DBS
7.875%, 09/01/2019	690	818
6.750%, 06/01/2021	320	355
Echostar DBS
7.750%, 05/31/2015	30	33

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERAC USA Finance (B)
5.625%, 03/15/2042	$609	$679
3.300%, 10/15/2022	198	199
Ford Motor
4.750%, 01/15/2043	1,030	959
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	939	950
Mohawk Industries
3.850%, 02/01/2023	625	635
NBCUniversal Enterprise
1.974%, 04/15/2019 (B)	575	577
NBCUniversal Media
4.450%, 01/15/2043	452	446
News America
6.650%, 11/15/2037	180	222
6.200%, 12/15/2034	65	77
6.150%, 03/01/2037	875	1,027
Omnicom Group
3.625%, 05/01/2022	230	235
Pearson Funding Four
3.750%, 05/08/2022 (B)	326	340
Reynolds Group
6.875%, 02/15/2021	180	192
Reynolds Group Issuer
7.125%, 04/15/2019	1,290	1,385
Time Warner
6.250%, 03/29/2041	525	621
4.750%, 03/29/2021	730	826
Time Warner Cable
8.250%, 04/01/2019	2,465	3,209
6.550%, 05/01/2037	1,645	1,898
5.875%, 11/15/2040	540	576
5.500%, 09/01/2041	405	416
4.500%, 09/15/2042 (C)	420	382
4.000%, 09/01/2021	260	277
United Business Media
5.750%, 11/03/2020 (B)	550	582
University of Pennsylvania
4.674%, 09/01/2112	415	442
WPP Finance 2010
5.125%, 09/07/2042	124	122
WPP Finance UK
8.000%, 09/15/2014	240	264

		34,141

Consumer Staples — 1.7%
Altria Group
9.250%, 08/06/2019	1,250	1,742
4.750%, 05/05/2021	720	815
2.850%, 08/09/2022	830	816
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,960	3,890
5.375%, 01/15/2020	1,360	1,640

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.050%, 10/15/2016	$940	$1,069
5.000%, 04/15/2020	560	664
2.500%, 07/15/2022	330	325
1.375%, 07/15/2017	1,072	1,081
Avon Products
5.000%, 03/15/2023	195	200
4.600%, 03/15/2020	195	203
Coca-Cola
1.150%, 04/01/2018	345	345
ConAgra Foods
3.200%, 01/25/2023	522	520
1.900%, 01/25/2018	795	803
1.300%, 01/25/2016	435	438
Diageo Capital
4.828%, 07/15/2020	1,580	1,848
Diageo Investment
2.875%, 05/11/2022	190	192
Heineken
1.400%, 10/01/2017 (B)	655	652
HJ Heinz
5.350%, 07/15/2013	510	515
Imperial Tobacco Finance
2.050%, 02/11/2018 (B)	1,120	1,127
Kraft Foods Group
6.500%, 02/09/2040	555	712
5.375%, 02/10/2020	1,015	1,211
5.000%, 06/04/2042	180	193
3.500%, 06/06/2022	2,025	2,117
Lorillard Tobacco
8.125%, 06/23/2019	20	25
Molson Coors Brewing
3.500%, 05/01/2022	100	104
Mondelez International
6.500%, 02/09/2040	655	851
5.375%, 02/10/2020	925	1,101
PepsiCo
2.750%, 03/05/2022	1,250	1,274
1.250%, 08/13/2017 (C)	1,030	1,033
0.700%, 08/13/2015	1,090	1,092
Pernod-Ricard (B)
5.750%, 04/07/2021 (C)	244	290
4.450%, 01/15/2022	1,050	1,154
4.250%, 07/15/2022	580	628
2.950%, 01/15/2017	360	378
Philip Morris International
4.500%, 03/20/2042	530	545
4.125%, 03/04/2043	370	357
2.900%, 11/15/2021	1,030	1,063
2.625%, 03/06/2023	445	438
2.500%, 08/22/2022	460	454
Reynolds American
6.750%, 06/15/2017	1,260	1,516
3.250%, 11/01/2022	340	336

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Safeway
4.750%, 12/01/2021 (C)	$550	$592
3.950%, 08/15/2020	70	72
Tyson Foods
4.500%, 06/15/2022	735	800
Wal-Mart Stores
5.625%, 04/15/2041 (C)	315	394

		37,615

Energy — 3.3%
Access Midstream Partners
4.875%, 05/15/2023	60	59
Anadarko Finance, Ser B
7.500%, 05/01/2031	910	1,206
Anadarko Petroleum
6.375%, 09/15/2017	410	489
Apache
6.000%, 09/15/2013	1,670	1,711
4.250%, 01/15/2044	196	186
Arch Coal
7.000%, 06/15/2019 (C)	920	830
Baker Hughes
7.500%, 11/15/2018	1,230	1,614
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	1,001
BP Capital Markets
5.250%, 11/07/2013	1,790	1,840
3.875%, 03/10/2015	210	223
3.561%, 11/01/2021	100	106
3.245%, 05/06/2022	230	238
2.500%, 11/06/2022	510	496
Canadian Oil Sands (B)
6.000%, 04/01/2042 (C)	598	681
4.500%, 04/01/2022	344	371
Chesapeake Energy
6.875%, 11/15/2020	450	491
6.500%, 08/15/2017 (C)	275	303
Chesapeake Midstream Partners
6.125%, 07/15/2022 (C)	680	729
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	110	113
Concho Resources
5.500%, 10/01/2022 (C)	560	582
Conoco Funding
7.250%, 10/15/2031	50	71
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	790	986
Consol Energy
8.250%, 04/01/2020 (C)	660	731
DCP Midstream Operating
4.950%, 04/01/2022	772	843
3.875%, 03/15/2023	525	528
2.500%, 12/01/2017	905	919

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon Energy
5.600%, 07/15/2041	$1,325	$1,448
3.250%, 05/15/2022 (C)	630	631
Devon Financing
7.875%, 09/30/2031	260	353
El Paso
6.950%, 06/01/2028	6,750	6,577
El Paso Pipeline Partners Operating
4.100%, 11/15/2015	615	660
Encana
6.500%, 02/01/2038	440	516
Energen
4.625%, 09/01/2021	630	649
Energy Transfer Partners
6.500%, 02/01/2042	102	117
5.150%, 02/01/2043	155	153
3.600%, 02/01/2023	430	428
Enterprise Products Operating
9.750%, 01/31/2014	1,910	2,052
6.125%, 10/15/2039	50	59
5.950%, 02/01/2041	120	139
5.250%, 01/31/2020	30	35
4.850%, 03/15/2044	475	485
3.350%, 03/15/2023	700	713
Hess
7.875%, 10/01/2029 (C)	1,070	1,380
7.300%, 08/15/2031	450	559
Husky Energy
7.250%, 12/15/2019	204	263
Kerr-McGee
7.875%, 09/15/2031	670	878
6.950%, 07/01/2024	1,580	1,979
Key Energy Services
6.750%, 03/01/2021	1,290	1,345
Kinder Morgan Energy Partners
6.000%, 02/01/2017	505	587
5.000%, 12/15/2013	720	742
5.000%, 08/15/2042	99	100
5.000%, 03/01/2043	520	528
Marathon Petroleum
6.500%, 03/01/2041	282	351
MarkWest Energy Partners
6.250%, 06/15/2022	128	138
5.500%, 02/15/2023	320	335
Murphy Oil
3.700%, 12/01/2022	735	714
Noble Energy
4.150%, 12/15/2021	1,370	1,506
Occidental Petroleum
3.125%, 02/15/2022	780	820
2.700%, 02/15/2023	660	661
ONEOK Partners
2.000%, 10/01/2017	480	485

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Peabody Energy
6.500%, 09/15/2020 (C)	$630	$671
Pemex Project Funding Master Trust
6.625%, 06/15/2035 (C)	1,667	1,996
Petrobras International Finance
6.125%, 10/06/2016	655	732
5.750%, 01/20/2020	574	632
5.375%, 01/27/2021	2,080	2,245
3.875%, 01/27/2016 (C)	600	628
3.500%, 02/06/2017	1,360	1,404
2.875%, 02/06/2015	540	551
Petro-Canada
6.800%, 05/15/2038	1,665	2,171
Petroleos Mexicanos
5.500%, 06/27/2044 (B)	390	402
QEP Resources
6.875%, 03/01/2021	520	592
Range Resources
5.000%, 03/15/2023 (B)	330	337
Rowan
5.400%, 12/01/2042	311	311
Schlumberger Investment
1.950%, 09/14/2016 (B)	810	836
SESI
7.125%, 12/15/2021	180	201
Shell International Finance
4.375%, 03/25/2020	1,700	1,970
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	490	511
Southern Natural Gas
8.000%, 03/01/2032	170	240
Statoil
1.200%, 01/17/2018	842	845
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	126	124
Talisman Energy
7.750%, 06/01/2019	427	541
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,638	2,320
Total Capital Canada
1.450%, 01/15/2018	1,595	1,609
Transocean
6.375%, 12/15/2021	831	968
5.050%, 12/15/2016	300	333
Western Gas Partners
5.375%, 06/01/2021	170	192
Williams
7.875%, 09/01/2021	588	751
7.750%, 06/15/2031	861	1,073
WPX Energy
6.000%, 01/15/2022	290	304

		71,236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 13.1%
ACE INA Holdings
4.150%, 03/13/2043	$145	$146
2.700%, 03/13/2023	1,390	1,383
Allstate
7.450%, 05/16/2019	1,085	1,426
American Campus Communities Operating Partnership
3.750%, 04/15/2023	595	598
American Express
6.800%, 09/01/2066 (A)	1,970	2,123
American Express Credit MTN
1.750%, 06/12/2015	1,346	1,375
American Honda Finance MTN (B)
3.875%, 09/21/2020	1,065	1,166
1.000%, 08/11/2015	1,010	1,014
American International Group
6.400%, 12/15/2020	385	477
6.250%, 03/15/2037	1,670	1,850
5.850%, 01/16/2018	860	1,007
4.875%, 06/01/2022	515	583
3.750%, 11/30/2013 (B)	170	173
American Tower‡
5.050%, 09/01/2020	234	260
4.500%, 01/15/2018	815	896
3.500%, 01/31/2023 (C)	547	543
ANZ National International
1.850%, 10/15/2015 (B) (C)	470	480
Assurant
4.000%, 03/15/2023	445	439
2.500%, 03/15/2018	890	884
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (B)	665	668
Bank of America
6.000%, 09/01/2017	715	830
5.875%, 01/05/2021	255	301
5.750%, 12/01/2017	1,580	1,828
5.650%, 05/01/2018	270	312
5.625%, 10/14/2016	3,135	3,532
5.420%, 03/15/2017	4,400	4,876
5.000%, 05/13/2021	90	101
4.500%, 04/01/2015	180	191
3.875%, 03/22/2017 (C)	280	301
3.625%, 03/17/2016	2,275	2,413
3.300%, 01/11/2023	785	774
2.000%, 01/11/2018	2,610	2,598
1.500%, 10/09/2015	2,081	2,088
Bank of Nova Scotia
0.750%, 10/09/2015	146	146

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	$350	$369
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	420	468
BBVA US Senior SAU
4.664%, 10/09/2015	1,310	1,343
3.250%, 05/16/2014	1,220	1,228
Bear Stearns
6.400%, 10/02/2017	70	84
4.650%, 07/02/2018	995	1,123
Berkshire Hathaway
4.500%, 02/11/2043	205	207
3.200%, 02/11/2015	950	997
3.000%, 02/11/2023	575	583
1.550%, 02/09/2018	895	906
Berkshire Hathaway Finance
5.400%, 05/15/2018	615	735
3.000%, 05/15/2022	146	149
BNP Paribas MTN
2.375%, 09/14/2017	750	761
Boeing Capital
4.700%, 10/27/2019	490	574
Boston Properties‡
3.850%, 02/01/2023	645	682
Chase Capital VI
0.924%, 08/01/2028 (A)	1,750	1,453
Citigroup
6.875%, 03/05/2038	2,775	3,641
6.125%, 05/15/2018	3,970	4,730
6.000%, 12/13/2013	1,320	1,368
5.950%, 12/29/2049 (A)	440	457
5.900%, 12/29/2049 (A)	290	301
5.875%, 01/30/2042	145	173
5.000%, 09/15/2014	3,245	3,407
4.500%, 01/14/2022	336	374
4.450%, 01/10/2017	896	986
2.650%, 03/02/2015	420	432
0.551%, 06/09/2016 (A)	3,650	3,520
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,770
Commonwealth Bank of Australia MTN (B)
5.000%, 10/15/2019	10	12
3.750%, 10/15/2014	1,060	1,111
0.750%, 01/15/2016	1,440	1,438
Commonwealth Bank of Australia NY
1.250%, 09/18/2015 (C)	1,200	1,212
Cooperatieve Centrale Raiffeisen-Boerenleenbank MTN
11.000%, 12/31/2049 (A) (B)	1,390	1,859
3.950%, 11/09/2022	545	549
3.875%, 02/08/2022	545	575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Financial
6.250%, 05/15/2016	$1,080	$1,203
Credit Agricole
8.375%, 12/31/2049 (A) (B) (C)	1,760	1,925
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,513
Credit Suisse NY
6.000%, 02/15/2018	846	981
DDR‡
4.625%, 07/15/2022	605	654
Equity One‡
3.750%, 11/15/2022	258	257
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	4,129
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	634	798
Farmers Insurance Exchange
8.625%, 05/01/2024 (B)	3,017	4,075
FDIC Structured Sale Guaranteed Notes, Ser A-3
1.487%, 10/25/2013 (B) (D)	470	469
Federal Realty Investment Trust‡
3.000%, 08/01/2022	300	296
First Industrial L.P. MTN
7.500%, 12/01/2017	970	1,097
Ford Motor Credit
5.750%, 02/01/2021	220	249
Ford Motor Credit LLC
8.125%, 01/15/2020 (C)	1,440	1,818
5.875%, 08/02/2021	2,108	2,411
2.750%, 05/15/2015	580	592
General Electric Capital MTN
6.875%, 01/10/2039	710	930
6.375%, 11/15/2019 (A) (C)	5,870	6,222
6.150%, 08/07/2037	600	724
5.875%, 01/14/2038 (C)	1,780	2,075
5.625%, 05/01/2018	4,535	5,367
4.375%, 09/16/2020	2,460	2,747
3.100%, 01/09/2023 (C)	1,279	1,266
1.625%, 07/02/2015	1,243	1,264
0.676%, 05/05/2026 (A)	3,950	3,575
0.419%, 03/20/2014 (A)	1,900	1,898
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	168
Goldman Sachs Group
7.500%, 02/15/2019	950	1,189
6.750%, 10/01/2037	258	289
6.250%, 02/01/2041	2,050	2,436
6.150%, 04/01/2018 (C)	2,470	2,911
6.000%, 05/01/2014	180	190

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.950%, 01/18/2018	$260	$303
5.750%, 01/24/2022	110	128
5.375%, 03/15/2020	2,860	3,258
5.350%, 01/15/2016	660	730
5.250%, 10/15/2013	390	400
5.250%, 07/27/2021	240	272
4.750%, 07/15/2013	40	40
3.625%, 01/22/2023 (C)	388	391
2.375%, 01/22/2018 (C)	2,890	2,929
Goodman Funding Pty Ltd.
6.000%, 03/22/2022 (B)	250	285
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	500	444
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,334
HCP‡
6.300%, 09/15/2016	1,075	1,245
6.000%, 01/30/2017	1,800	2,084
5.650%, 12/15/2013	844	873
3.750%, 02/01/2019	1,920	2,070
2.625%, 02/01/2020	270	272
Health Care‡
6.500%, 03/15/2041	710	836
5.250%, 01/15/2022	900	1,015
4.950%, 01/15/2021	2,820	3,135
Highwoods Properties‡
7.500%, 04/15/2018	1,142	1,381
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	2,012
HSBC Holdings PLC
6.800%, 06/01/2038	180	230
4.000%, 03/30/2022	720	775
HSBC USA
2.375%, 02/13/2015	790	813
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	272
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	377
ING US
2.900%, 02/15/2018 (B)	150	152
Inter-American Development Bank MTN
3.875%, 10/28/2041	664	709
International Lease Finance (B)
7.125%, 09/01/2018	1,080	1,269
6.500%, 09/01/2014	2,530	2,694
Intesa Sanpaolo
3.125%, 01/15/2016	390	381
Intesa Sanpaolo SPA MTN
3.625%, 08/12/2015 (B)	500	500
Itau Unibanco Holding
5.125%, 05/13/2023 (B)	444	452
John Deere Capital
2.250%, 04/17/2019	540	558

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.000%, 01/15/2018	$135	$160
5.400%, 01/06/2042	147	169
4.750%, 05/01/2013	510	512
4.500%, 01/24/2022 (C)	180	197
4.400%, 07/22/2020	210	233
4.350%, 08/15/2021	215	237
4.250%, 10/15/2020	330	362
3.450%, 03/01/2016	2,785	2,961
1.100%, 10/15/2015	1,670	1,672
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,635
6.000%, 10/01/2017	2,295	2,703
0.610%, 06/13/2016 (A)	1,300	1,279
JPMorgan Chase Capital XIII
1.234%, 09/30/2034 (A)	1,750	1,453
JPMorgan Chase Capital XXIII
1.290%, 05/15/2047 (A)	1,900	1,496
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	830	827
Lazard Group LLC
7.125%, 05/15/2015	877	970
6.850%, 06/15/2017	1,232	1,417
Liberty Mutual Group
6.500%, 05/01/2042 (B)	351	400
M&T Bank
6.875%, 12/29/2049 (B)	1,740	1,861
Markel
5.000%, 03/30/2043	240	240
4.900%, 07/01/2022	375	416
3.625%, 03/30/2023	265	266
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	1,125	1,739
Merrill Lynch
8.950%, 05/18/2017 (A)	1,790	2,056
8.680%, 05/02/2017 (A)	3,160	3,595
6.050%, 05/16/2016	350	389
5.700%, 05/02/2017	1,300	1,451
MetLife
6.750%, 06/01/2016	375	441
6.400%, 12/15/2036	220	241
4.750%, 02/08/2021	540	618
4.125%, 08/13/2042	205	192
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	1,002
Metropolitan Life Global Funding I (B)
5.125%, 04/10/2013	1,260	1,261
5.125%, 06/10/2014	1,600	1,687
2.500%, 09/29/2015	1,090	1,133
Morgan Stanley MTN
7.300%, 05/13/2019	660	817
6.625%, 04/01/2018	1,640	1,960
6.000%, 04/28/2015 (C)	630	686

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 07/28/2021 (C)	$669	$767
4.750%, 03/22/2017	140	154
3.750%, 02/25/2023	265	268
1.750%, 02/25/2016	936	943
0.753%, 10/18/2016 (A) (C)	5,965	5,811
Murray Street Investment Trust I
4.647%, 03/09/2017 (C) (E)	2,141	2,341
National Australia Bank
5.350%, 06/12/2013 (B)	2,500	2,524
1.600%, 08/07/2015	450	458
Nationwide Mutual Insurance
5.810%, 12/15/2024 (A) (B)	2,975	2,968
New York Life Insurance
6.750%, 11/15/2039 (B)	415	557
Nordea Bank MTN (B)
4.875%, 05/13/2021	1,725	1,867
3.700%, 11/13/2014	440	461
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	755	948
Pacific LifeCorp
5.125%, 01/30/2043 (B)	400	388
PNC Bank
2.700%, 11/01/2022	760	738
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	3,400	3,597
Prime Property Fund ‡
5.500%, 01/15/2014 (B)	1,850	1,901
Prudential Financial
5.625%, 05/12/2041	166	189
5.200%, 03/15/2044 (A)	430	431
Prudential Holdings
8.695%, 12/18/2023 (B)	1,300	1,669
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	100	104
7.640%, 09/29/2017 (A)	300	267
6.400%, 10/21/2019	280	334
6.125%, 12/15/2022	550	569
5.000%, 10/01/2014	490	505
2.550%, 09/18/2015	1,321	1,358
Santander US Debt Unipersonal (B)
3.781%, 10/07/2015	100	102
3.724%, 01/20/2015	1,100	1,112
Simon Property Group L.P.‡
5.750%, 12/01/2015	910	1,016
1.500%, 02/01/2018 (B)	1,230	1,226
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	1,230	1,229
SLM MTN
5.625%, 08/01/2033	145	134
5.000%, 04/15/2015	120	127
3.875%, 09/10/2015	1,070	1,114
Stadshypotek
1.875%, 10/02/2019 (B)	2,071	2,077

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Standard Chartered
3.950%, 01/11/2023 (B)	$735	$732
State Street
4.956%, 03/15/2018	1,380	1,568
Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	570	597
3.100%, 01/14/2016	200	211
SunTrust Preferred Capital I
4.000%, 02/13/2012 (A)	259	223
Svensk Exportkredit
1.750%, 10/20/2015	1,820	1,871
Svenska Handelsbanken
1.625%, 03/21/2018	1,310	1,306
Swedbank
1.750%, 03/12/2018 (B)	995	991
Swedbank Hypotek
1.375%, 03/28/2018 (B)	1,435	1,434
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,735
Temasek Financial I
2.375%, 01/23/2023 (B)	690	664
Toyota Motor Credit MTN
3.400%, 09/15/2021	810	868
1.250%, 10/05/2017	1,150	1,149
UBS MTN
2.250%, 01/28/2014	611	619
Ventas Realty L.P.‡
4.000%, 04/30/2019	1,750	1,910
3.250%, 08/15/2022	580	577
2.700%, 04/01/2020	740	742
2.000%, 02/15/2018	575	578
Vesey Street Investment Trust I
4.404%, 09/01/2016 (E)	350	380
Wachovia
5.250%, 08/01/2014	2,570	2,719
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,639
WEA Finance LLC (B)
7.125%, 04/15/2018	3,000	3,701
6.750%, 09/02/2019	1,230	1,521
Wells Fargo
4.600%, 04/01/2021	160	183
3.676%, 06/15/2016 (E)	680	735
3.450%, 02/13/2023	600	604
2.100%, 05/08/2017	210	217
1.500%, 01/16/2018	420	419
Wells Fargo Capital X
5.950%, 12/15/2036	760	763
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A) (B)	500	253
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A) (B)	275	139

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WR Berkley
4.625%, 03/15/2022	$321	$348

		283,080

Health Care — 1.6%
AbbVie (B)
2.900%, 11/06/2022	2,315	2,317
2.000%, 11/06/2018	645	653
1.750%, 11/06/2017 (C)	1,220	1,235
1.200%, 11/06/2015	1,370	1,381
Actavis
1.875%, 10/01/2017	473	478
Amgen
6.375%, 06/01/2037	140	173
5.650%, 06/15/2042	475	549
5.375%, 05/15/2043 (C)	945	1,051
5.150%, 11/15/2041	985	1,057
Celgene
3.250%, 08/15/2022	1,040	1,052
Express Scripts Holding
3.500%, 11/15/2016	2,270	2,445
2.100%, 02/12/2015	865	884
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	979
2.850%, 05/08/2022	760	775
HCA
7.500%, 11/15/2095	3,800	3,420
Humana
7.200%, 06/15/2018	1,150	1,408
3.150%, 12/01/2022	280	277
Medtronic
4.450%, 03/15/2020	730	839
Roche Holdings
6.000%, 03/01/2019 (B)	730	908
St. Jude Medical
3.250%, 04/15/2023	595	598
Stryker
1.300%, 04/01/2018	925	921
Tenet Healthcare
8.875%, 07/01/2019 (C)	900	1,012
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	474	475
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	375	377
Thermo Fisher Scientific
3.600%, 08/15/2021	350	362
3.200%, 03/01/2016	435	461
UnitedHealth Group
6.000%, 06/15/2017	51	61
5.800%, 03/15/2036	280	333
5.700%, 10/15/2040	510	603
3.875%, 10/15/2020	530	581

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WellPoint
5.875%, 06/15/2017	$2,190	$2,578
4.625%, 05/15/2042	245	246
3.125%, 05/15/2022	265	267
1.250%, 09/10/2015	240	242
Wyeth
5.950%, 04/01/2037	1,100	1,405
Zoetis (B)
4.700%, 02/01/2043	271	276
3.250%, 02/01/2023	595	603
1.875%, 02/01/2018	410	413

		33,695

Industrials — 1.1%
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,504
Boeing
4.875%, 02/15/2020	1,380	1,637
Cedar Brakes I LLC
8.500%, 02/15/2014 (B)	197	202
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,419	2,655
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,521	1,730
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,490	2,879
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,307	1,481
Eaton (B)
4.150%, 11/02/2042	440	429
4.000%, 11/02/2032	205	205
2.750%, 11/02/2022	1,845	1,834
1.500%, 11/02/2017	430	431
0.950%, 11/02/2015	725	728
General Electric
0.850%, 10/09/2015	460	462
Hutchison Whampoa International 11
4.625%, 01/13/2022 (B)	640	698
JetBlue Airways, Ser 2004-2, Cl G1
0.665%, 08/15/2016 (A)	2,086	2,002
Kansas City Southern de Mexico
12.500%, 04/01/2016	522	555
Lockheed Martin
3.350%, 09/15/2021	1,035	1,086
Northrop Grumman
1.850%, 11/15/2015	845	863

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Owens Corning
4.200%, 12/15/2022	$380	$389
Penske Truck Leasing LP
2.875%, 07/17/2018 (B)	346	353
Raytheon
3.125%, 10/15/2020	430	454
United Air Lines
9.750%, 01/15/2017	178	207
United Technologies
4.500%, 06/01/2042	540	576
3.100%, 06/01/2022 (C)	50	52
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	1,000	1,043
Waste Management
7.375%, 05/15/2029	330	428

		24,883

Information Technology — 0.2%
Intel
4.000%, 12/15/2032	580	573
2.700%, 12/15/2022	335	332
International Business Machines
1.250%, 02/08/2018	635	638
National Semiconductor
6.600%, 06/15/2017	170	206
Oracle
1.200%, 10/15/2017	1,050	1,051
Rogers Communications
3.000%, 03/15/2023	390	391
TSMC Global
1.625%, 04/03/2018 (B)	875	874

		4,065

Materials — 1.1%
ArcelorMittal
4.500%, 02/25/2017	280	293
Barrick
3.850%, 04/01/2022	270	276
Barrick North America Finance LLC
4.400%, 05/30/2021 (C)	1,350	1,442
BHP Billiton Finance USA
3.250%, 11/21/2021	2,110	2,229
Celulosa Arauco y Constitucion
4.750%, 01/11/2022 (C)	520	541
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	120	118
4.800%, 10/01/2020 (C)	390	389
3.950%, 01/15/2018	930	934
CodelCo
4.750%, 10/15/2014 (B)	470	494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dow Chemical
5.250%, 11/15/2041	$375	$401
3.000%, 11/15/2022	1,265	1,243
Ecolab
4.350%, 12/08/2021	290	320
FMG Resources
6.375%, 02/01/2016 (B) (C)	120	124
Freeport-McMoRan Copper
3.550%, 03/01/2022	1,120	1,113
3.100%, 03/15/2020 (B)	420	421
2.375%, 03/15/2018 (B)	350	351
Goldcorp
3.700%, 03/15/2023	650	653
LyondellBasell Industries
6.000%, 11/15/2021	200	237
5.750%, 04/15/2024	200	235
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	321
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	1,740	2,136
3.750%, 09/20/2021	430	453
Rock Tenn
4.000%, 03/01/2023 (C)	160	162
3.500%, 03/01/2020	320	327
Southern Copper
5.250%, 11/08/2042	1,550	1,468
Vale
5.625%, 09/11/2042	406	402
Vale Overseas Limited (C)
6.875%, 11/21/2036	1,510	1,715
4.375%, 01/11/2022	1,789	1,836
Xstrata Finance Canada (B)
5.800%, 11/15/2016	160	182
4.000%, 10/25/2022	535	539
2.450%, 10/25/2017	810	821
1.800%, 10/23/2015	2,118	2,142

		24,318

Telecommunication Services — 1.3%
America Movil
5.625%, 11/15/2017	440	511
5.000%, 03/30/2020	750	844
3.125%, 07/16/2022 (C)	1,130	1,108
2.375%, 09/08/2016	415	427
AT&T
6.500%, 09/01/2037	1,360	1,668
6.450%, 06/15/2034	625	766
5.550%, 08/15/2041	360	397
5.500%, 02/01/2018	1,980	2,328
4.450%, 05/15/2021	190	214
4.300%, 12/15/2042 (B)	721	672
2.625%, 12/01/2022	920	888
2.500%, 08/15/2015	1,470	1,527

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.600%, 02/15/2017	$810	$820
0.800%, 12/01/2015	1,295	1,292
Cellco Partnership
8.500%, 11/15/2018	200	266
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,380	1,558
2.250%, 03/06/2017 (B)	905	927
Intelsat Jackson Holdings
7.500%, 04/01/2021	250	278
Rogers Communications
6.750%, 03/15/2015	1,015	1,128
Sprint Capital
8.750%, 03/15/2032 (C)	910	1,085
Telefonica Chile
3.875%, 10/12/2022 (B)	465	457
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	112
5.877%, 07/15/2019	90	99
5.462%, 02/16/2021	50	54
5.134%, 04/27/2020	460	484
Verizon Communications
8.750%, 11/01/2018	182	245
6.000%, 04/01/2041	70	81
5.500%, 02/15/2018	1,490	1,751
3.850%, 11/01/2042	455	394
3.500%, 11/01/2021	240	249
Verizon Global Funding
7.750%, 12/01/2030	1,060	1,448
Vodafone Group
4.375%, 02/19/2043	260	248
2.950%, 02/19/2023	1,015	1,011
1.500%, 02/19/2018	1,300	1,297
0.900%, 02/19/2016	1,299	1,296

		27,930

Utilities — 2.0%
Alabama Power
3.850%, 12/01/2042	130	125
Ameren
8.875%, 05/15/2014	615	664
Ameren Illinois
2.700%, 09/01/2022	790	796
American Electric Power
1.650%, 12/15/2017	775	778
APT Pipelines
3.875%, 10/11/2022 (B)	310	308
Calpine
7.500%, 02/15/2021 (B)	774	849
Carolina Power & Light
4.100%, 05/15/2042	310	310
CMS Energy
2.750%, 05/15/2014	370	376

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Edison of New York
3.950%, 03/01/2043	$390	$385
Dominion Resources
8.875%, 01/15/2019	665	905
1.950%, 08/15/2016	265	273
Duke Energy
1.625%, 08/15/2017	385	388
Duke Energy Indiana
4.200%, 03/15/2042	543	550
Electricite de France (B)
5.250%, 12/29/2049 (A)	115	114
4.600%, 01/27/2020	235	262
Energy Future Holdings
10.000%, 12/01/2020	686	778
Exelon
5.625%, 06/15/2035	1,060	1,174
FirstEnergy
4.250%, 03/15/2023	1,780	1,800
2.750%, 03/15/2018	280	283
FirstEnergy, Ser C
7.375%, 11/15/2031	1,735	2,033
Florida Gas Transmission
3.875%, 07/15/2022 (B)	1,700	1,823
Florida Power
3.850%, 11/15/2042	500	476
Georgia Power
4.300%, 03/15/2043	395	396
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,363
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,468
Midamerican Energy Holdings
6.500%, 09/15/2037	1,230	1,597
Niagara Mohawk Power
4.119%, 11/28/2042 (B)	305	297
Nisource Finance
6.800%, 01/15/2019	2,261	2,759
Oncor Electric Delivery
6.800%, 09/01/2018	1,075	1,338
4.550%, 12/01/2041	1,500	1,517
Pacific Gas & Electric
8.250%, 10/15/2018	280	376
5.800%, 03/01/2037	800	975
4.450%, 04/15/2042	700	732
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,098
Potomac Electric Power
4.150%, 03/15/2043	265	271
PPL Capital Funding
3.500%, 12/01/2022	565	569
Progress Energy
3.150%, 04/01/2022	276	281

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PSEG Power
2.750%, 09/15/2016	$320	$333
Public Service of Colorado
3.950%, 03/15/2043	330	331
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,573
PVNGS II Funding
8.000%, 12/30/2015	1,001	1,054
Southern Union
8.250%, 11/15/2029	1,315	1,675
Southwestern Electric Power
3.550%, 02/15/2022	530	552
Texas-New Mexico Power
9.500%, 04/01/2019 (B)	1,380	1,877
Westar Energy
4.100%, 04/01/2043	445	453

		43,335

Total Corporate Obligations (Cost $533,448) ($ Thousands)		584,298

ASSET-BACKED SECURITIES — 10.0%

Automotive — 1.1%
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	829	834
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	1,487	1,503
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,748	1,780
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	1,750	1,751
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	2,950	2,951
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	721	721
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	590	591
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	140	147
Avis Budget Rental Car Funding AESOP, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	475	499
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	600	611

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	$380	$383
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,305	1,304
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	522	522
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A2
0.570%, 01/15/2015	994	994
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	334	334
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	490	529
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	510	512
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A4
1.930%, 08/18/2016	344	346
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	1,297	1,300
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	524	524
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	1,748	1,748
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	324	328
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	329	329
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A3
1.290%, 02/16/2015	195	196
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
1.060%, 04/15/2015	356	356
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	378	378
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	294	295
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	312	312

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	$1,749	$1,747
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	631	631
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	536	536

		24,992

Credit Cards — 1.3%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.453%, 03/15/2017 (A)	637	647
American Express Credit Account Master Trust, Ser 2010-1, Cl A
0.453%, 11/16/2015 (A)	1,441	1,441
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.353%, 03/15/2018 (A)	539	536
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.443%, 05/15/2020 (A)	1,851	1,848
American Express Issuance Trust II, Ser 2013-1, Cl A
0.483%, 02/15/2019 (A)	1,985	1,985
BA Credit Card Trust, Ser 2007-A6, Cl A6
0.263%, 09/15/2016 (A)	2,870	2,871
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/2016	471	472
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.780%, 09/15/2015 (A)	1,597	1,608
Chase Issuance Trust, Ser 2011-A2, Cl A2
0.293%, 05/15/2015 (A)	3,687	3,687
Chase Issuance Trust, Ser 2012-A1, Cl A1
0.303%, 05/16/2016 (A)	1,162	1,162
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.463%, 12/16/2019 (A)	655	654
Chase Issuance Trust, Ser 2012-A6, Cl A
0.333%, 08/15/2017 (A)	5,303	5,309
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	650	649
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.553%, 08/15/2016 (A)	2,628	2,634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Card Master Trust, Ser 2013-A1, Cl A1
0.503%, 08/17/2020 (A)	$795	$795
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.753%, 01/15/2017 (A)	457	459
MBNA Credit Card Master Note Trust, Ser 2003-A10, Cl A10
0.463%, 03/15/2016 (A)	637	638

		27,395

Mortgage Related Securities — 1.5%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.472%, 04/25/2028 (A)	29	28
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.444%, 03/25/2030 (A)	2,631	1,500
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/2030	897	883
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.604%, 08/25/2043 (A)	2,140	2,102
Centex Home Equity, Ser 2006- A, Cl AV4
0.454%, 06/25/2036 (A)	4,917	4,177
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	356	357
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.674%, 05/25/2039 (A) (B)	957	881
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.463%, 01/20/2035 (A)	3,167	3,136
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.363%, 01/20/2036 (A)	2,675	2,623
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.431%, 03/20/2036 (A)	4,182	4,089
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.574%, 06/25/2035 (A)	2,272	2,227
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.634%, 06/25/2035 (A)	3,800	3,668
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.804%, 01/25/2032 (A)	183	180
RASC Trust, Ser 2005-AHL2, Cl A2
0.462%, 10/25/2035 (A)	2,024	2,013

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	$453	$449
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.362%, 01/25/2037 (A)	6,450	3,856

		32,169

Other Asset-Backed Securities — 6.1%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.302%, 12/27/2044 (A) (B)	2,100	1,952
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.509%, 06/14/2037 (A) (B)	2,038	1,903
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	445	451
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,541	1,563
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.003%, 02/15/2017 (A)	1,125	1,136
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	809
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.903%, 06/15/2017 (A)	730	732
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	975	980
Avalon IV Capital, Ser 2012-1A, Cl C
3.903%, 04/17/2023 (A) (B)	675	679
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A) (B)	1,944	1,730
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.294%, 12/26/2024 (A)	560	518
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.667%, 02/25/2035 (A)	2,200	2,252
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.301%, 10/27/2036 (A)	1,750	1,757
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.604%, 09/25/2035 (A)	2,045	2,005
CIT Education Loan Trust, Ser 2007-1, Cl A
0.374%, 03/25/2042 (A) (B)	1,901	1,760

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	$1,970	$1,847
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	313	307
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.804%, 06/25/2033 (A)	38	37
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.664%, 10/25/2035 (A)	1,454	1,440
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.002%, 10/25/2047 (A)	4,319	3,489
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.503%, 02/15/2034 (A)	699	589
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.351%, 11/15/2036 (A)	167	144
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	225	228
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	962	993
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	713	737
Educational Funding of the South, Ser 2011-1, Cl A2
0.951%, 04/25/2035 (A)	2,100	2,106
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	765	776
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,248
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.553%, 09/15/2016 (A)	2,082	2,086
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.583%, 01/15/2018 (A)	905	905
GE Seaco Finance, Ser 2005- 1A, Cl A
0.453%, 11/17/2020 (A) (B)	2,100	2,074
Genesis Funding, Ser 2006-1A, Cl G1
0.443%, 12/19/2032 (A) (B)	2,052	1,858
Green Tree Financial, Ser 1993- 4, Cl A5
7.050%, 01/15/2019	492	498

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Tree Financial, Ser 1996- 5, Cl A6
7.750%, 07/15/2027	$194	$196
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	2,136	2,305
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	1,700	1,858
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.968%, 03/18/2029 (A)	575	512
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,279	1,249
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.601%, 06/19/2029 (A)	325	290
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.702%, 02/20/2030 (A)	375	332
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.708%, 02/20/2032 (A)	475	405
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.701%, 03/13/2032 (A)	575	482
GSAMP Trust, Ser 2003-SEA, Cl A1
0.602%, 02/25/2033 (A)	1,998	1,727
GSAMP Trust, Ser 2006-SEA1, Cl A
0.502%, 05/25/2036 (A) (B)	330	325
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.494%, 11/25/2035 (A)	2,602	2,346
Latitude CLO II, Ser 2006-2A, Cl A2
0.610%, 12/15/2018 (A) (B)	1,000	955
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	1,360	1,467
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.502%, 11/25/2035 (A)	1,192	1,010
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,879	3,078
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.411%, 10/25/2033 (A)	1,709	1,650
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.384%, 03/23/2037 (A)	2,561	2,447
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.378%, 11/23/2022 (A)	2,154	2,149
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.381%, 10/26/2026 (A)	2,907	2,903

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.298%, 11/27/2018 (A)	$87	$87
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.358%, 05/27/2025 (A)	944	904
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.634%, 03/25/2026 (A) (B)	3,109	3,067
Neptune Finance CCS, Ser 2008-1A, Cl A
0.917%, 04/20/2020 (A) (B)	1,750	1,742
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.115%, 07/25/2025 (A)	1,000	1,009
Oak Hill Credit Partners, Ser 2012-7A, Cl A
1.760%, 11/20/2023 (A) (B)	1,750	1,752
Octagon Investment Partners XI, Ser 2007-1A, Cl A1B
0.548%, 08/25/2021 (A) (B)	1,700	1,643
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.884%, 10/15/2037 (A)	2,990	2,050
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
0.884%, 09/25/2034 (A)	3,621	3,563
Residential Asset Mortgage Products Trust, Ser 2003- RS11, Cl MII1
1.297%, 12/25/2033 (A)	188	146
Residential Asset Mortgage Products Trust, Ser 2003- RS2, Cl AII
0.882%, 03/25/2033 (A)	38	32
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	907
Scholar Funding Trust, Ser 2011-A, Cl A
1.200%, 10/28/2043 (A) (B)	1,510	1,515
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.690%, 05/15/2028 (A)	377	378
SLM Private Education Loan Trust, Ser 2013-1, Cl A2
0.454%, 09/25/2019 (A)	530	530
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.004%, 11/25/2043 (A)	411	397
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.570%, 12/15/2025 (A) (B)	850	840
SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.915%, 10/25/2023 (A) (B)	1,409	1,420

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.801%, 04/25/2024 (A) (B)	$2,813	$2,835
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.401%, 04/25/2025 (A)	123	122
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.501%, 07/27/2026 (A)	601	608
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.401%, 01/25/2023 (A)	271	271
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.411%, 01/25/2027 (A)	1,540	1,504
SLM Student Loan Trust, Ser 2006-6, Cl A2
0.381%, 10/25/2022 (A)	530	529
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.371%, 04/25/2022 (A)	377	376
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.301%, 07/25/2017 (A)	348	348
SLM Student Loan Trust, Ser 2007-2, Cl B
0.471%, 07/25/2025 (A)	391	339
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.361%, 01/25/2022 (A)	1,797	1,793
SLM Student Loan Trust, Ser 2008-9, Cl A
1.801%, 04/25/2023 (A)	1,254	1,305
SLM Student Loan Trust, Ser 2010-1, Cl A
0.604%, 03/25/2025 (A)	1,007	1,010
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.603%, 12/15/2023 (A) (B)	1,675	1,691
SLM Student Loan Trust, Ser 2012-3, Cl A
0.852%, 12/26/2025 (A)	—	—
SLM Student Loan Trust, Ser 2012-6, Cl B
1.204%, 04/27/2043 (A)	564	515
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.603%, 08/15/2025 (A) (B)	1,583	1,607
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.303%, 12/15/2021 (A) (B)	1,416	1,427
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.303%, 08/15/2023 (A) (B)	1,110	1,120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2012-E, Cl A1
0.953%, 10/16/2023 (A) (B)	$1,488	$1,490
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.951%, 06/15/2045 (A) (B)	1,344	1,389
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.803%, 08/15/2022 (A) (B)	1,210	1,210
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (B)	484	480
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.491%, 10/28/2028 (A)	579	578
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.501%, 04/28/2029 (A)	468	468
Sound Point CLO, Ser 2012-1A, Cl C
3.602%, 10/20/2023 (A) (B)	750	747
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.407%, 12/01/2020 (A)	1,850	1,834
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC2, Cl A2
0.294%, 03/25/2037 (A)	404	400
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.452%, 11/25/2037 (A)	1,916	1,853
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.421%, 01/30/2023 (A) (B)	2,100	2,077
Symphony CLO Ltd., Ser 2012- 9A, Cl C
3.554%, 04/16/2022 (A) (B)	750	751
TAL Advantage I LLC, Ser 2006-1A, Cl N
0.393%, 04/20/2021 (A) (B)	894	879
TAL Advantage I LLC, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (B)	1,194	1,228
TAL Advantage I LLC, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (B)	196	202
Textainer Marine Containers, Ser 2005-1A, Cl A
0.450%, 05/15/2020 (A) (B)	980	972
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	1,137	1,304
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	1,760	1,913

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Triton Container Finance LLC, Ser 2007-1A, Cl N
0.340%, 02/26/2019 (A) (B)	$743	$736
Triton Container Finance, Ser 2006-1A, Cl N
0.370%, 11/26/2021 (A) (B)	1,613	1,584
Wind River CLO, Ser 2004-1A, Cl B1
1.380%, 12/19/2016 (A) (B)	750	739

		131,491

Total Asset-Backed Securities (Cost $212,372) ($ Thousands)		216,047

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
FHLB
5.500%, 07/15/2036	1,580	2,116
1.000%, 11/15/2017	910	911
0.500%, 10/16/2015	6,225	6,225
FHLMC
7.000%, 04/01/2043	900	1,063
6.750%, 03/15/2031	1,170	1,759
FICO STRIPS
9.800%, 04/06/2018	850	1,207
9.700%, 04/05/2019	1,050	1,557
8.600%, 09/26/2019	2,490	3,593
2.770%, 12/27/2015 (D)	1,745	1,712
1.593%, 09/26/2019 (D)	100	90
1.524%, 06/06/2019 (D)	250	229
1.470%, 03/07/2019 (D)	770	708
1.386%, 11/02/2018 (D)	1,800	1,680
1.350%, 08/03/2018 (D)	4,890	4,588
1.315%, 05/11/2018 (D)	3,295	3,124
1.302%, 04/06/2018 (D)	1,550	1,474
1.281%, 02/08/2018 (D)	510	484
FNMA
6.250%, 05/15/2029	2,110	2,996
3.437%, 10/09/2019 (C) (D)	1,520	1,347
0.500%, 10/22/2015	3,480	3,483
0.125%, 05/15/2013	24,855	24,854
Tennessee Valley Authority
5.250%, 09/15/2039	880	1,123
4.625%, 09/15/2060	1,370	1,558
3.875%, 02/15/2021	1,510	1,751

Total U.S. Government Agency Obligations (Cost $64,502) ($ Thousands)		69,632

SOVEREIGN DEBT — 1.7%
Colombia Government International Bond
2.625%, 03/15/2023	490	470
FMS Wertmanagement AoeR
1.000%, 11/21/2017	640	640

Description	Face Amount ($ Thousands) (1)		Market Value ($ Thousands)
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	$2,072
Malaysia Government Bond
4.262%, 09/15/2016	MYR	9,750	3,271
Mexican Bonos
8.000%, 06/11/2020	MXP	71,870	6,937
6.500%, 06/09/2022	MXP	39,010	3,515
6.500%, 06/09/2022	MXP	46,999	4,234
Mexico Cetes (D)
4.220%, 04/04/2013	MXP	844,600	6,831
4.000%, 06/13/2013	MXP	4,538	36
Mexico Government International Bond
5.750%, 10/12/2110		1,174	1,288
4.750%, 03/08/2044		1,180	1,224
Province of Ontario Canada
0.950%, 05/26/2015		900	908
Province of Quebec Canada
2.625%, 02/13/2023		1,300	1,306
Slovakia Government International Bond
4.375%, 05/21/2022 (B)		1,430	1,509
Slovenia Government International Bond
5.500%, 10/26/2022 (B)		643	616
Spain Government International Bond MTN
4.000%, 03/06/2018 (B)		800	792
United Mexican States MTN
6.050%, 01/11/2040		248	307

Total Sovereign Debt (Cost $34,628) ($ Thousands)			35,956

MUNICIPAL BONDS — 1.1%
City of Houston, Ser A, GO
6.290%, 03/01/2032		1,850	2,333
County of Clark, Ser C, RB
6.820%, 07/01/2045		555	779
Florida, Educational Loan Marketing, Sub-Ser B, AMT, AGM, RB Callable 04/13/13 @ 100
0.480%, 12/01/2036 (A)		1,950	1,736
Los Angeles, Community College District, GO
6.750%, 08/01/2049		545	769
New Jersey State, Turnpike Authority, Ser C, RB
7.102%, 01/01/2041		683	964
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049		618	839

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio State University, Ser A, RB
4.800%, 06/01/2111	$210	$223
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB
7.630%, 05/01/2046 (A)	4,625	4,486
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	725	724
State of California, GO
7.600%, 11/01/2040	470	688
7.300%, 10/01/2039	790	1,096
6.650%, 03/01/2022	610	769
6.200%, 03/01/2019	1,775	2,158
State of Illinois, GO
5.877%, 03/01/2019	275	316
5.665%, 03/01/2018	2,295	2,622
5.365%, 03/01/2017	325	362
5.100%, 06/01/2033	2,725	2,683

Total Municipal Bonds (Cost $20,522) ($ Thousands)		23,547

LOAN PARTICIPATIONS — 0.8%
Aramark, Term Loan
3.561%, 07/26/2016	133	133
Aramark, Term Loan B
3.454%, 07/26/2016	285	286
Bausch & Lomb, Term Loan
5.250%, 05/17/2019	498	502
Brickman Group Holdings, Term Loan
5.500%, 10/14/2016	990	1,005
Charter Communications LLC
4.000%, 05/15/2019	496	500
Charter Communications, Term Loan C
3.490%, 09/06/2016	231	233
Crown Castle International, Term Loan B
4.000%, 01/31/2019	495	500
Del Monte Foods, Term Loan
4.000%, 03/08/2018	1,310	1,321
Dunkin Brands, Term Loan B-2
3.750%, 11/23/2017	744	752
First Data, 1st Lien Term Loan
5.202%, 09/30/2018	1,000	1,007
First Data, Term Loan
4.202%, 03/24/2018	1,515	1,508
Fortescue Metals Group, Term Loan Cov-Lite
5.250%, 10/12/2017	1,300	1,315
Hertz
3.750%, 03/11/2018	496	497
Intelsat, Term Loan B
5.250%, 04/03/2018	499	505

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Las Vegas Sands, Term Loan B
2.840%, 05/17/2014	$1,071	$1,071
Sungard Data Systems
3.918%, 02/28/2016	238	240
Sungard Data Systems, Term Loan B
3.827%, 02/28/2016	119	120
Sunguard Data Systems, Term Loan
3.829%, 02/28/2016	461	465
Telesat Canada, Term Loan B
4.250%, 03/26/2019	498	502
Univision Communications
2.204%, 09/29/2014	1,747	1,749
UPC Financing Partnership
3.704%, 12/30/2016	85	86
Virgin Media Investment Holdings, Term Loan B
0.000%, 02/15/2020 (G)	403	401
Virgin Media, Term Loan B
0.000%, 02/15/2020 (G)	740	736
Wendy’s / Arby’s Group
4.750%, 05/15/2019	1,040	1,050

Total Loan Participations (Cost $16,285) ($ Thousands)		16,484

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.88% (A)	24,750	707

Total Preferred Stock (Cost $647) ($ Thousands)		707

	Number of Warrants
WARRANTS — 0.0%
SemGroup Warrants, Expires 2014*	1,362	37

Total Warrants (Cost $—) ($ Thousands)		37

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bills (D)
0.133%, 05/16/2013 (C)	3,500	3,500
0.082%, 05/23/2013	105	105
0.054%, 04/04/2013	100	100
U.S. Treasury Bonds
7.625%, 02/15/2025	2,950	4,685
4.500%, 05/15/2038	2,577	3,283
4.375%, 05/15/2041	1,432	1,797
3.125%, 11/15/2041	22,300	22,432
3.125%, 02/15/2042	19,935	20,035
3.125%, 02/15/2043	690	691
3.000%, 05/15/2042	1,030	1,008
2.750%, 08/15/2042	34,622	32,123
2.750%, 11/15/2042	15,598	14,457
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2041	3,991	5,647
2.125%, 02/15/2040	906	1,276

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
2.000%, 01/15/2014	$2,655	$2,743
2.000%, 07/15/2014	2,236	2,366
1.250%, 04/15/2014	3,825	3,951
0.750%, 02/15/2042	1,284	1,340
0.500%, 04/15/2015	4,665	4,900
0.125%, 04/15/2016	4,867	5,170
0.125%, 04/15/2017	18,964	20,454
U.S. Treasury Notes
4.250%, 08/15/2013	4,205	4,270
3.500%, 02/15/2018	3,340	3,782
2.750%, 10/31/2013	36,085	36,275
2.750%, 11/30/2016	3,892	4,210
2.000%, 02/15/2023 (C)	22,157	22,437
1.750%, 03/31/2014	3,768	3,827
1.625%, 11/15/2022	19,035	18,697
1.500%, 12/31/2013	4,000	4,040
1.375%, 11/30/2015	6,466	6,645
1.375%, 01/31/2020	29,310	29,644
0.875%, 04/30/2017	18,470	18,691
0.875%, 01/31/2018	14,345	14,438
0.750%, 06/30/2017	27,475	27,634
0.750%, 10/31/2017	15	15
0.750%, 12/31/2017	28,580	28,618
0.750%, 02/28/2018	3,295	3,294
0.375%, 04/15/2015	6,228	6,242
0.375%, 06/15/2015	3,905	3,913
0.375%, 11/15/2015	100	100
0.375%, 03/15/2016	5,636	5,640
0.250%, 04/30/2014	12,046	12,055
0.250%, 01/31/2015	14,064	14,067
0.250%, 02/28/2015	7,219	7,220
0.250%, 03/31/2015	6,738	6,739
0.250%, 10/15/2015	13,676	13,654
U.S. Treasury STRIPS
2.642%, 11/15/2027 (D)	5,135	3,469

Total U.S. Treasury Obligations (Cost $448,202) ($ Thousands)		451,679

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	102,287,762	102,288

Total Cash Equivalent
(Cost $102,288) ($ Thousands)		102,288

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P. 0.120%**† (F)	56,868,154	56,868

Total Affiliated Partnership
(Cost $56,868) ($ Thousands)		56,868

COMMERCIAL PAPER — 0.6%
RBS Holdings USA
0.351%, 08/20/2013 (B) (D)	6,510	6,501

Description	Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)
UBS Finance Delaware
0.230%, 06/21/2013 (D)	$6,525	$6,522

Total Commercial Paper
(Cost $13,023) ($ Thousands)		13,023

Total Investments — 110.6%
(Cost $2,310,464) ($ Thousands)		$2,392,277

PURCHASED OPTIONS*†† — 0.0%
June 2017 Euribor 2-Year
Midcurve Call, Expires:
06/17/2017, Strike
Price:$99.75	65	11
June 2017 Euribor-Year
Midcurve Call, Expires:
06/17/2017, Strike
Price:$98.375,	156	82
June 2017 Eurodollar 2-Year
Midcurve Call, Expires:
06/17/2017, Strike
Price:$99.25,	81	6

Total Purchased Options (Cost $84) ($ Thousands)		99

PURCHASED SWAPTIONS*†† — 0.0%
March 2014, 3-Month LIBOR Put,
Expiration: 03/14/2014,
Strike Rate: 2.650%	3,650,000	70
March 2014, 3-Month LIBOR Put,
Expiration: 03/14/2014,
Strike Rate: 2.650%	3,650,000	69
March 2018, 3-Month LIBOR Put,
Expires: 03/15/2018,
Strike Rate: 4.500%	4,800,000	378
March 2018, 3-Month LIBOR Put,
Expires: 03/15/2018,
Strike Rate: 4.500%	4,800,000	378

Total Swaptions Purchased (Cost $851) ($ Thousands)		895

WRITTEN OPTIONS*†† — 0.0%
June 2013, Euribor 2-year
Midcurve Call,
Expires 06/22/2013,
Strike Price: $99.50	(156)	(23)
June 2013, Eurodollar 3-Year
Midcurve Put,
Expires: 06/22/2013,
Strike Price: $98.125	(81)	(2)
June 2013, JPY Currency Put,
Expires 05/18/2013,
Strike Price: $95.00	(6,910,000)	(84)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2013

Description	Contracts	Market Value ($ Thousands)
May 2013, U.S. 10-Year Bond
Future Call Option,
Expires: 05/24/2013,
Strike Price: $133.00	(86)	$(35)
November 2020 U.S. CPI
Consumers NSA Call,
Expires: 11/21/2020,
Strike Inflation: 0.00%	(3,990,000)	(4)
September 2013, Euribor
3- Month Call,
Expires: 09/16/2013,
Strike Price: $98.875	(65)	(4)

Total Written Options (Premiums Received $215) ($ Thousands)		(152)

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	60	Dec-2014	$(1)
90-Day Euro$	(60)	Dec-2015	(1)
90-Day Euro$	189	Sep-2014	7
90-Day Euro$	(189)	Sep-2015	(18)
Euro-Bund	(55)	Jun-2013	(174)
U.S. 10-Year Treasury Note	(400)	Jun-2013	(172)
U.S. 2-Year Treasury Note	(266)	Jun-2013	(8)
U.S. 5-Year Treasury Note	(88)	Jun-2013	(40)
U.S. Long Treasury Bond	(218)	Jun-2013	(371)
U.S. Ultra Long Treasury Bond	18	Jul-2013	(18)

			$(796)

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/4/13-6/13/13	MXP	129,840	USD	10,171	$(312)
5/8/13	USD	3,457	PHP	140,200	(17)
5/15/13	USD	3,485	BRL	6,950	(62)
5/16/13	EUR	16,061	USD	21,743	1,152
5/16/13	GBP	4,455	USD	6,963	197
5/16/13	JPY	869,918	USD	9,292	47
5/16/13	USD	4,192	EUR	3,185	(109)

					$896

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Capital	$(3,649)	$3,606	$(43)
Citigroup	(49,526)	50,666	1,140
JPMorgan Chase Bank	(5,046)	4,845	(201)

			$896

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding swap agreements held by the Fund at March 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	CDX.NA.HY.19 Index	BUY	0.05%	12/20/17	3,100	$(126)
Deutsche Bank	Metlife, Inc.	SELL	1.00%	06/20/18	(1,590)	30

						$(96)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barcalys Capital	3-Month LIBOR	3.49%	03/15/46	3,370	$65
Barcalys Capital	3-Month LIBOR	3.15%	03/15/26	7,520	92
Citigroup	2.71%	3-Month LIBOR	08/15/42	3,245	175
Deutsche Bank	REF: IOS.FN30.450.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	2,325	—
Morgan Stanley	REF: IOS.FN30.500.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	1,876	(5)

					$327

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Total Return Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barcalys Capital	2.42%	3 MonthLIBOR	11/15/27	1,620	$(10)
Barcalys Capital	2.48%	3 Month LIBOR	11/15/27	1,620	4

					$(6)

For the period ended March 31, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,162,557 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (See Note 6).

††	For the period ended March 31, 2013, the total amount of open purchased options, swaptions and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

‡	Real Estate Investment Trust.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $55,116 ($ Thousands).

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on March 31, 2013. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2013 was $56,868 ($ Thousands).

(G)	Unfunded bank loan. Interest rate not available.

ABS — Asset-Backed Security

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

NY — New York

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following and other financial instruments is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$821,711	$—	$821,711
Corporate Obligations	—	584,298	—	584,298
Asset-Backed Securities	—	216,047	—	216,047
U.S. Government Agency
Obligations	—	69,632	—	69,632
Sovereign Debt	—	35,956	—	35,956
Municipal Bonds	—	23,547	—	23,547
Loan Participations	—	16,484	—	16,484
Preferred Stock	707	—	—	707
Warrants	—	37	—	37
U.S. Treasury Obligations	—	451,679	—	451,679
Cash Equivalent	102,288	—	—	102,288
Affiliated Partnership	—	56,868	—	56,868
Commercial Paper	—	13,023	—	13,023

Total Investments in Securities	$102,995	$2,289,282	$—	$2,392,277

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$99	$—	$—	$99
Written Options	(64)	(88)	—	(152)
Purchased Swaptions	—	895	—	895
Future Contracts*	(796)	—	—	(796)
Forwards Contracts*	—	896	—	896
Credit Default Swaps*	—	(96)	—	(96)
Interest Rate Swaps*	—	327	—	327
Total Return Swap*	—	(6)	—	(6)

Total Other Financial Instruments	$(761)	$1,928	$—	$1,167

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	69

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.7%

Agency Mortgage-Backed Obligations — 32.6%
FHLMC
11.000%, 02/17/2021	$209	$218
10.000%, 03/17/2026 to 10/01/2030	907	1,028
7.500%, 01/01/2032 to 09/01/2038	978	1,182
6.500%, 10/01/2031 to 09/01/2038	1,647	1,865
6.000%, 08/01/2015 to 09/01/2038	2,706	2,971
5.500%, 06/01/2020 to 08/01/2038	6,294	6,870
5.000%, 03/01/2034 to 04/01/2042	8,226	9,033
4.500%, 04/01/2035 to 09/01/2042	4,186	4,595
4.000%, 11/01/2040 to 03/01/2043	11,799	12,939
3.500%, 08/01/2032 to 04/01/2043	3,129	3,341
3.000%, 07/01/2032 to 04/25/2043	4,870	5,029
2.500%, 11/01/2027	728	756
2.375%, 01/13/2022	1,300	1,353
0.500%, 09/14/2015	1,870	1,870
FHLMC ARM (A)
6.479%, 10/01/2037	214	235
6.407%, 02/01/2037	105	113
6.066%, 11/01/2036	87	94
6.012%, 04/01/2037	29	31
5.928%, 03/01/2037	—	—
5.566%, 10/01/2038	—	—
5.532%, 06/01/2037	200	216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.055%, 07/01/2036	$159	$172
4.989%, 01/01/2035	141	152
4.916%, 02/01/2036	429	462
3.511%, 03/01/2036	840	909
3.292%, 05/01/2037	541	570
3.204%, 03/01/2037	242	258
3.174%, 04/01/2037	118	125
3.091%, 05/01/2037	391	421
3.069%, 11/01/2036	50	53
3.021%, 05/01/2038	208	223
2.554%, 10/01/2037	64	68
2.300%, 04/01/2037	45	48
2.245%, 05/01/2037	306	323
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	892	992
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	401	458
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	379	436
FHLMC CMO, Ser 2002-48, Cl 1A
6.106%, 07/25/2033 (A)	7	8
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	77	91
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	106	125
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	111	131
FHLMC CMO, Ser 2005-2945, Cl SA
11.928%, 03/15/2020 (A)	61	70
FHLMC CMO, Ser 2005-2967, PO
0.000%, 04/15/2020	149	137
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	179	202
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	173	166
FHLMC CMO, Ser 2006-3117, PO
0.000%, 02/15/2036	183	174
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	129	121
FHLMC CMO, Ser 2006-3200, PO
0.000%, 08/15/2036	181	175
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	376	422
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/2037	45	42
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	400	455
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.797%, 11/15/2037 (A)	164	21
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.847%, 05/15/2038 (A)	214	29
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	134	150

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	$168	$159
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	111	126
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	298	280
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	179	156
FHLMC CMO, Ser 2010-3621, PO
0.000%, 01/15/2040	104	99
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,649	1,796
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	690	837
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	346	57
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	439	23
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	636	45
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	460	16
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	585	43
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	297	23
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	478	39
FHLMC CMO, Ser 2011-3804, Cl FN
0.653%, 03/15/2039 (A)	864	869
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,127	1,300
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	178	190
FHLMC CMO, Ser 2011-3925, Cl FL
0.653%, 01/15/2041 (A)	890	895
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.747%, 10/15/2041 (A)	1,122	271
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	887	951
FHLMC CMO, Ser 2012-279, Cl F6
0.653%, 09/15/2042 (A)	492	496
FHLMC CMO, Ser 2012-281, Cl F1
0.703%, 10/15/2042 (A)	493	500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	$163	$185
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	285	326
FHLMC CMO, Ser 239, Cl S30, IO
7.497%, 08/15/2036 (A)	403	62
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	336	384
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	249	288
FHLMC CMO, Ser 2631, Cl SA
14.477%, 06/15/2033 (A)	117	149
FHLMC CMO, Ser 2725, Cl SC
8.772%, 11/15/2033 (A)	45	49
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	75	72
FHLMC CMO, Ser 3001, Cl HP
21.187%, 05/15/2035 (A)	98	147
FHLMC CMO, Ser 3006, Cl QS
19.610%, 07/15/2035 (A)	228	336
FHLMC CMO, Ser 3012, Cl GK
23.836%, 06/15/2035 (A)	124	201
FHLMC CMO, Ser 3217, Cl CX, IO
6.387%, 09/15/2036 (A)	485	69
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	246	233
FHLMC CMO, Ser 3262, Cl SG, IO
6.197%, 01/15/2037 (A)	460	67
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/2023	300	309
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	66	63
FHLMC CMO, Ser 3383, Cl SA, IO
6.247%, 11/15/2037 (A)	463	68
FHLMC CMO, Ser 3422, Cl SE
16.942%, 02/15/2038 (A)	50	69
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	163	12
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	76	72
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	97	92
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	1,581	1,640
FHLMC CMO, Ser 3632, Cl BS
16.823%, 02/15/2040 (A)	100	151
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	616	65
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	749	897
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	188	214
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	124	149

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	71

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	$404	$490
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	508	590
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	584	694
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	196	225
FHLMC CMO, Ser T-76, Cl 2A
3.398%, 10/25/2037 (A)	287	290
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	315	357
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K021, IO
1.516%, 06/25/2022 (A)	379	41
FHLMC Multifamily Structured Pass- Through Certificates, Ser K024, Cl X1, IO
0.785%, 09/25/2022 (A)	340	23
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	905	909
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	342	380
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.055%, 01/25/2020 (A)	1,548	90
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, IO
1.673%, 06/25/2020 (A)	496	46
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.504%, 08/25/2020 (A)	515	42
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.454%, 12/25/2021 (A)	307	30
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.556%, 02/25/2018 (A)	1,293	85
FHLMC TBA
3.500%, 05/01/2041	1,100	1,155
3.000%, 05/15/2043 to 06/15/2043	10,100	10,334
2.500%, 05/01/2027 to 04/15/2043	3,300	3,347

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
7.500%, 10/01/2037 to 04/01/2039	$745	$876
7.000%, 04/01/2032 to 01/01/2039	465	546
6.500%, 05/01/2027 to 10/01/2038	1,729	1,987
6.000%, 10/01/2019 to 06/15/2043	10,230	11,375
5.500%, 02/01/2021 to 04/01/2040	5,137	5,675
5.000%, 01/01/2020 to 09/01/2041	26,278	28,985
4.640%, 01/01/2021	488	567
4.540%, 01/01/2020	480	553
4.530%, 12/01/2019	483	563
4.500%, 08/01/2021 to 12/01/2041	5,960	6,549
4.390%, 05/01/2021	250	288
4.380%, 01/01/2021 to 04/01/2021	1,473	1,691
4.369%, 02/01/2020	483	553
4.360%, 05/01/2021	1,000	1,149
4.317%, 07/01/2021	705	811
4.303%, 07/01/2021	1,171	1,347
4.301%, 01/01/2021	292	337
4.300%, 04/01/2021	250	286
4.290%, 06/01/2021	492	566
4.250%, 04/01/2021	750	857
4.240%, 06/01/2021	1,000	1,140
4.130%, 08/01/2021	979	1,110
4.066%, 07/01/2020	396	448
4.060%, 07/01/2021	1,000	1,129
4.000%, 06/01/2042 to 04/15/2043	7,904	8,621
3.632%, 12/01/2020	1,232	1,359
3.590%, 12/01/2020	482	530
3.505%, 09/01/2020	960	1,051
3.500%, 01/01/2026 to 05/25/2043	14,708	15,682
3.430%, 10/01/2020	967	1,052
3.290%, 10/01/2020	350	378
3.230%, 11/01/2020	348	375
3.000%, 03/01/2027 to 04/25/2043	24,850	25,726
2.680%, 07/01/2022	2,000	2,067
2.500%, 12/01/2022 to 10/01/2042	7,036	7,297
2.460%, 04/25/2023	940	948
2.110%, 01/12/2018	600	614
FNMA ARM (A)
6.200%, 08/01/2036	72	79
5.817%, 09/01/2037	141	152
5.647%, 04/01/2036	175	188

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.418%, 01/01/2023	$81	$89
3.438%, 03/01/2036	246	263
3.190%, 11/01/2036	168	179
3.123%, 09/01/2037	4	4
2.945%, 09/01/2036	94	100
2.935%, 12/01/2036	495	530
2.896%, 11/01/2036	150	162
2.885%, 07/01/2037	281	301
2.846%, 07/01/2037	163	174
2.821%, 04/01/2037	104	111
2.812%, 12/01/2036	157	169
2.577%, 11/01/2037	182	194
2.307%, 11/01/2037	301	322
1.841%, 07/01/2037	326	348
0.949%, 01/01/2019	197	198
0.650%, 01/01/2023	499	499
0.560%, 01/01/2023	199	200
0.555%, 01/01/2023	500	501
0.550%, 01/01/2023	498	502
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	647	82
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	200	224
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	92	86
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	176	205
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	84	104
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/2032	12	12
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	367	422
FNMA CMO, Ser 2003-131, Cl SK
15.792%, 01/25/2034 (A)	136	180
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,156
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	63	60
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	141	133
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	63	61
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	58	56
FNMA CMO, Ser 2004-89, Cl SM
17.313%, 09/25/2024 (A)	494	641
FNMA CMO, Ser 2005-106, Cl US
23.818%, 11/25/2035 (A)	610	957
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	960	1,047
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	123	135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-72, Cl SB
16.364%, 08/25/2035 (A)	$154	$201
FNMA CMO, Ser 2005-90, Cl ES
16.364%, 10/25/2035 (A)	143	198
FNMA CMO, Ser 2006-117, Cl GS, IO
6.446%, 12/25/2036 (A)	150	26
FNMA CMO, Ser 2006-118, Cl A2
0.272%, 12/25/2036 (A)	179	168
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	113	107
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	110	97
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	64	63
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	102	98
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	620	712
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	150	174
FNMA CMO, Ser 2007-100, Cl SM, IO
6.246%, 10/25/2037 (A)	385	59
FNMA CMO, Ser 2007-101, Cl A2
0.454%, 06/27/2036 (A)	146	145
FNMA CMO, Ser 2007-112, Cl SA, IO
6.246%, 12/25/2037 (A)	369	63
FNMA CMO, Ser 2007-114, Cl A6
0.404%, 10/27/2037 (A)	200	200
FNMA CMO, Ser 2007-116, Cl HI, IO
1.877%, 01/25/2038 (A)	243	15
FNMA CMO, Ser 2007-29, Cl SG
21.986%, 04/25/2037 (A)	62	88
FNMA CMO, Ser 2007-65, Cl KI, IO
6.416%, 07/25/2037 (A)	269	40
FNMA CMO, Ser 2007-72, Cl EK, IO
6.196%, 07/25/2037 (A)	367	52
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	74	73
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,108
FNMA CMO, Ser 2007-85, Cl SG
15.739%, 09/25/2037 (A)	101	135
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	434	4
FNMA CMO, Ser 2008-4, Cl SD, IO
5.796%, 02/25/2038 (A)	696	97
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	286
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/2039 (A)	246	265
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/2039	4	4
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	292	37

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	73

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	$263	$253
FNMA CMO, Ser 2009-84, Cl WS, IO
5.696%, 10/25/2039 (A)	220	28
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,844	1,762
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	143	18
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	216	203
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	608	26
FNMA CMO, Ser 2009-99, Cl SC, IO
5.976%, 12/25/2039 (A)	242	34
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/2039 (A)	329	373
FNMA CMO, Ser 2010-1, Cl WA
6.169%, 02/25/2040 (A)	137	152
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	156	179
FNMA CMO, Ser 2010-23, Cl KS, IO
6.896%, 02/25/2040 (A)	409	60
FNMA CMO, Ser 2010-35, Cl SB, IO
6.216%, 04/25/2040 (A)	284	36
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	105	98
FNMA CMO, Ser 2010-68, Cl SA, IO
4.796%, 07/25/2040 (A)	1,176	181
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	750	927
FNMA CMO, Ser 2012-101, IO
3.000%, 06/25/2027	1,315	164
FNMA CMO, Ser 2012-108, Cl F
0.704%, 10/25/2042 (A)	492	497
FNMA CMO, Ser 2012-112, Cl FD
0.704%, 10/25/2042 (A)	494	499
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,369	2,486
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	216	226
FNMA CMO, Ser 2012-14, Cl FG
0.604%, 07/25/2040 (A)	903	907
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	489	547
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	1,205	1,262
FNMA CMO, Ser 2012-M15, Cl A
2.746%, 10/25/2022 (A)	936	963
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	997	1,062
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	528	610

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	$304	$372
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	357	411
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	379	456
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	349	415
FNMA Interest CMO, Ser 1998-300, PO
0.000%, 09/01/2024	137	123
FNMA TBA
4.000%, 04/01/2039	5,300	5,650
3.500%, 04/01/2041	8,100	8,553
3.000%, 04/01/2042	2,900	2,983
2.500%, 04/25/2027 to 04/01/2043	8,400	8,686
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.896%, 06/25/2042 (A)	466	104
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.896%, 12/25/2042 (A)	255	305
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	219	235
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	81	90
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	227	264
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	435	519
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	546	643
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.424%, 03/25/2045 (A)	564	560
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	291	351
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.424%, 02/25/2036 (A)	239	237
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.464%, 11/25/2046 (A)	342	340

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA
7.500%, 10/15/2037	$177	$208
7.000%, 09/15/2031	85	105
6.500%, 12/15/2035	839	963
6.000%, 09/20/2038 to 01/15/2040	1,378	1,558
3.000%, 04/20/2043	1,855	1,938
GNMA ARM
1.625%, 02/20/2034 (A)	514	541
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	694	815
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	149	162
GNMA CMO, Ser 2003-97, Cl SA, IO
6.347%, 11/16/2033 (A)	466	92
GNMA CMO, Ser 2004-11, Cl SX
16.911%, 02/20/2034 (A)	37	60
GNMA CMO, Ser 2004-28, Cl SV
8.797%, 04/20/2034 (A)	258	282
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/2034	22	22
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	122	120
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	21	20
GNMA CMO, Ser 2004-87, Cl SB
7.439%, 03/17/2033 (A)	173	187
GNMA CMO, Ser 2005-28, PO
0.000%, 02/17/2033	352	342
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	489
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	57	54
GNMA CMO, Ser 2006-38, Cl SG, IO
6.447%, 09/20/2033 (A)	293	17
GNMA CMO, Ser 2007-26, Cl SW, IO
5.997%, 05/20/2037 (A)	530	75
GNMA CMO, Ser 2007-27, Cl SD, IO
5.997%, 05/20/2037 (A)	327	49
GNMA CMO, Ser 2007-72, Cl US, IO
6.347%, 11/20/2037 (A)	203	34
GNMA CMO, Ser 2007-78, Cl SA, IO
6.327%, 12/16/2037 (A)	2,069	304
GNMA CMO, Ser 2007-82, Cl SA, IO
6.327%, 12/20/2037 (A)	277	45
GNMA CMO, Ser 2007-9, Cl CI, IO
5.997%, 03/20/2037 (A)	451	69
GNMA CMO, Ser 2008-1, PO
0.000%, 01/20/2038	112	107
GNMA CMO, Ser 2008-10, Cl S, IO
5.627%, 02/20/2038 (A)	431	61
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	79	77
GNMA CMO, Ser 2008-33, Cl XS, IO
7.497%, 04/16/2038 (A)	192	27

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2008-55, Cl SA, IO
5.997%, 06/20/2038 (A)	$474	$71
GNMA CMO, Ser 2009-106, Cl AS, IO
6.197%, 11/16/2039 (A)	498	81
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	268	49
GNMA CMO, Ser 2009-24, Cl DS, IO
6.097%, 03/20/2039 (A)	585	67
GNMA CMO, Ser 2009-25, Cl SE, IO
7.397%, 09/20/2038 (A)	336	61
GNMA CMO, Ser 2009-43, Cl SA, IO
5.747%, 06/20/2039 (A)	365	50
GNMA CMO, Ser 2009-6, Cl SH, IO
5.837%, 02/20/2039 (A)	309	41
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	155	21
GNMA CMO, Ser 2009-65, Cl TS, IO
6.197%, 12/20/2038 (A)	621	79
GNMA CMO, Ser 2009-66, Cl XS, IO
6.597%, 07/16/2039 (A)	3,626	566
GNMA CMO, Ser 2009-67, Cl SA, IO
5.847%, 08/16/2039 (A)	249	29
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	598
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	360	341
GNMA CMO, Ser 2009-83, Cl TS, IO
5.897%, 08/20/2039 (A)	446	58
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	125	116
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	426	389
GNMA CMO, Ser 2010-4, Cl NS, IO
6.187%, 01/16/2040 (A)	4,522	727
GNMA CMO, Ser 2010-47, Cl PX, IO
6.497%, 06/20/2037 (A)	687	115
GNMA CMO, Ser 2010-H11, Cl FA
1.203%, 06/20/2060 (A)	589	606
GNMA CMO, Ser 2011-H08, Cl FD
0.702%, 02/20/2061 (A)	601	604
GNMA CMO, Ser 2012-H25, Cl FA
0.902%, 12/20/2061 (A)	989	1,001
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	501	505
GNMA TBA
3.500%, 04/15/2041	4,500	4,812
3.000%, 04/15/2043 to 04/18/2043	2,800	2,926
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	422	444

		315,055

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	75

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 7.1%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.436%, 02/02/2037 (A) (C)	$134	$129
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/2048 (A) (C)	28	28
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A) (C)	200	203
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (C)	300	319
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (C)	99	102
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (C)	190	200
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.473%, 02/25/2045 (A)	1,011	987
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.014%, 05/24/2036 (A) (C)	129	133
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.014%, 05/24/2036 (A) (C)	100	106
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.487%, 03/26/2037 (A) (C)	639	639
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.412%, 10/28/2036 (A) (C)	45	45
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	139	145
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	314	328
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	106	108
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	116	120
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	64	65
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	94	99
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.211%, 02/10/2051 (A)	220	264

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	$231	$256
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.964%, 05/10/2045 (A)	40	45
Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl A4
5.451%, 01/15/2049	410	465
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.373%, 07/20/2036 (A)	675	668
Banc of America Funding, Ser 2004-C, Cl 1A1
5.059%, 12/20/2034 (A)	66	66
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A) (C)	153	161
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	179	185
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	241	241
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	31	31
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	365	391
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	320
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	215	242
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	225	253
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	309	348
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.754%, 05/25/2018 (A)	69	66
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.654%, 08/25/2018 (A)	26	25

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	$152	$155
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	44	45
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	65	68
BB-UBS Trust, Ser SHOW, Cl A
3.430%, 11/05/2036 (C)	200	201
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	150
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (C)	116	118
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (C)	107	105
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	349	365
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (C)	151	156
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.268%, 04/26/2037 (A) (C)	263	266
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A) (C)	43	43
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.000%, 04/26/2035 (A) (C)	59	57
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.581%, 07/26/2045 (A) (C)	211	203
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.010%, 01/26/2036 (A) (C)	83	81
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.874%, 02/26/2047 (A) (C)	46	45
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (C)	174	172
BCAP LLC Trust, Ser 2011-RR5
0.365%, 05/28/2036 (A) (C)	183	168
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.902%, 07/26/2036 (A) (C)	93	93
BCAP Trust, Ser 2011-RR10, Cl 2A1
1.057%, 09/26/2037 (A) (C)	404	360

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP Trust, Ser 2012-RR10, Cl 3A1
0.394%, 05/26/2036 (A) (C)	$444	$411
BCAP Trust, Ser 2012-RR2, Cl 1A1
0.374%, 08/26/2036 (A) (C)	362	346
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.083%, 05/25/2034 (A)	72	73
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.240%, 08/25/2035 (A)	147	148
Bear Stearns Commercial Mortgage Securities Trust, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	2	2
Bear Stearns Commercial Mortgage Securities Trust, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	296	299
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	14	14
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A4A
5.146%, 10/12/2042 (A)	795	871
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.715%, 06/11/2040 (A)	40	46
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AM
5.893%, 06/11/2050 (A)	70	81
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.242%, 06/11/2041 (A) (C)	2,400	32
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.454%, 03/11/2039 (A)	100	111
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.218%, 07/15/2044 (A)	260	284
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.219%, 07/15/2044 (A)	100	107
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.351%, 01/15/2046 (A)	120	131
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (C)	249	288

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	77

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.989%, 02/25/2037 (A)	$105	$106
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.983%, 02/25/2037 (A)	51	52
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.070%, 07/25/2037 (A)	131	131
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
3.025%, 07/25/2037 (A)	134	136
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	265	282
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	129
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.698%, 12/10/2049 (A)	121	141
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	90	102
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	103	106
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.948%, 11/25/2038 (A) (C)	194	197
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (C)	74	74
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	950	985
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	458	485
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.284%, 02/25/2047 (A) (C)	58	58
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.391%, 02/25/2046 (A) (C)	115	107
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (C)	142	140
Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.144%, 12/11/2049 (A) (C)	12,012	93
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.079%, 01/15/2046 (A) (C)	14,061	24

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2012-CR2, IO
2.141%, 08/15/2045 (A)	$765	$96
COMM Mortgage Trust, Ser 2012-CR2, Cl ASB
2.752%, 08/15/2045	265	275
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	168	170
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	19	19
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.800%, 12/10/2049 (A)	400	469
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	194	204
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (D)	1,022	1,051
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	198	202
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	691	754
Commerical Mortgage Pass-Through Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	105	118
Commerical Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	664	744
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	235	244
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	349	361
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.509%, 08/25/2018 (A)	27	28
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	85	88
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	258	268
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	115	123

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	$120	$123
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.681%, 10/25/2033 (A)	979	958
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	58	61
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	235	239
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	378	401
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	229	247
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.686%, 03/15/2039 (A)	215	239
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.865%, 09/26/2046 (A) (C)	100	100
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/2037 (A) (C)	3	3
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A) (C)	100	98
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (C)	62	62
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	243	248
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.963%, 07/28/2036 (A) (C)	117	116
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.454%, 08/28/2047 (A) (C)	244	243
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.204%, 03/27/2046 (A) (C)	366	368
CSMC, Ser 2012-11R, Cl A6
1.203%, 06/28/2047 (A) (C)	476	456
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	215	240
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (C)	500	570
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (C)	675	677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (C)	$859	$858
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	222	253
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.627%, 02/25/2020 (A)	78	81
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.334%, 04/26/2037 (A) (C)	40	40
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (C)	322	335
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (C)	140	142
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (C)	234	245
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	78	80
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (C)	392	414
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	144	147
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	222	240
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.392%, 10/19/2033 (A)	179	184
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	142	144
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	199	205
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	172	183
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	80	82
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl A4
4.111%, 07/05/2035	10	10
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	46

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	79

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.614%, 11/10/2039 (A) (C)	$3,011	$55
GS Mortgage Securities II, Ser KING, Cl A
2.706%, 12/10/2027 (C)	123	126
GS Mortgage Securities Trust
2.318%, 01/10/2030	122	125
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,881
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.554%, 09/25/2035 (A) (C)	177	152
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.418%, 10/25/2033 (A)	299	307
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	206	215
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.704%, 06/25/2035 (A)	44	41
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	44	45
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.679%, 10/25/2034 (A)	1,341	1,319
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.304%, 01/25/2035 (A)	520	475
Impac CMB Trust, Ser 2007-A, Cl M1
0.604%, 05/25/2037 (A)	720	647
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	114	120
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.554%, 05/25/2036 (A)	105	103
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.454%, 04/25/2037 (A)	340	312
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.554%, 08/25/2036 (A)	134	129
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	681	767
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl A4
5.714%, 02/12/2049 (A)	277	319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	$628	$657
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	69	69
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.090%, 06/12/2043 (A)	12,453	85
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	1,132	1,267
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	72	76
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.358%, 05/15/2047 (A)	150	149
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
5.902%, 02/12/2051 (A)	100	117
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.807%, 06/15/2049 (A)	120	138
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	120	128
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	204	226
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	206	208
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C10, Cl ASB
2.702%, 12/15/2047	590	604
JPMorgan Chase Commercial Mortgage Securities, Ser LDP8, Cl A4
5.399%, 05/15/2045	915	1,035
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
3.044%, 07/25/2034 (A)	45	45

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
3.038%, 09/25/2034 (A)	$45	$46
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.011%, 08/25/2034 (A)	408	413
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.903%, 11/25/2033 (A)	210	214
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.993%, 08/25/2034 (A)	195	192
JPMorgan Reremic, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (C)	87	86
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.884%, 07/15/2044 (A)	129	134
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	26	26
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	45	47
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/2040	365	394
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	220
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.369%, 02/15/2041 (A) (C)	7,732	74
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.866%, 06/15/2038 (A)	125	142
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	38	39
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (A)	598	688
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/2037 (A) (C)	25	26
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	108	115
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (C)	68	54
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	308	321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	$31	$32
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	72	74
Merrill Lynch Commecial Mortgage, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	120	134
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.764%, 07/25/2033 (A)	43	44
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.146%, 02/25/2034 (A)	316	325
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	127	132
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	165	179
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.273%, 11/12/2037 (A)	119	130
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.369%, 01/12/2044 (A)	120	131
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.850%, 06/12/2050 (A)	317	366
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.203%, 12/12/2049 (A) (C)	2,965	35
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.947%, 04/25/2029 (A)	96	94
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	217	224
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	377	382
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	70	71
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	176	178
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	71	72

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	81

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	$225	$234
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	37	37
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	63	68
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.186%, 11/14/2042 (A)	22	22
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	840	908
Morgan Stanley Capital I, Ser 2007-HQ11, IO
0.235%, 02/12/2044 (A) (C)	7,910	47
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	266	310
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.649%, 06/11/2042 (A)	100	117
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	290	310
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	190
Morgan Stanley Capital I, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	628	636
Morgan Stanley Capital I, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	130	108
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	6	6
Morgan Stanley Re-Remic Trust, Ser 2009-IO, PO
0.000%, 07/17/2056 (C)	150	140
Morgan Stanley Re-Remic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/2056 (C)	169	171
Morgan Stanley Re-Remic Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043 (C)	44	44
Morgan Stanley Re-Remic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (C)	250	258
Morgan Stanley Re-Remic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (C)	344	347

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley, Ser 12
1.000%, 03/27/2051	$161	$159
Motel 6 Trust, Ser MTL6, Cl A2
1.948%, 10/05/2025 (C)	443	444
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.404%, 08/25/2029 (A) (C)	125	125
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	87	96
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	32	27
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (C)	182	188
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	242	249
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	120	123
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	325	302
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	508	523
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	54	56
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	96	100
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.770%, 12/25/2034 (A)	714	713
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.098%, 09/25/2033 (A)	136	138
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	20	20
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	33	34
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (C)	168	174
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (C)	300	316
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (C)	104	105

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (C)	$100	$103
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (C)	233	234
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.899%, 06/25/2034 (A)	104	107
Structured Asset Securities, Ser 2003-16, Cl A3
0.704%, 06/25/2033 (A)	68	66
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.543%, 07/25/2033 (A)	302	305
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.427%, 11/25/2033 (A)	70	74
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	171	173
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.910%, 12/25/2033 (A)	85	84
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	278	287
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	145	151
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, IO
1.821%, 05/10/2063 (A) (C)	773	80
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	130	137
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	224	230
UBS-Barclays Commercial Mortgage Trust, Ser 2012C4, Cl AAB
2.459%, 12/10/2045	589	598
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (C)	100	100
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	237	243
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	727	856
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A) (C)	303	306

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vericrest Opportunity Loan Trust, Ser 2013-1A, Cl A
3.105%, 11/25/2050 (A) (C)	$232	$232
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	101
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	50	55
Wachovia Commercial Mortgage Securities Pass-Thru Certificates, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	359	365
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.506%, 10/25/2033 (A)	208	213
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.323%, 08/25/2033 (A)	117	117
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.460%, 08/25/2033 (A)	54	55
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.434%, 09/25/2033 (A)	185	188
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	66	68
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.901%, 06/25/2033 (A)	32	40
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	487	510
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.565%, 06/25/2034 (A)	83	84
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.565%, 06/25/2034 (A)	125	127
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	161	168
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	414	434
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	259	269
Wells Fargo Commercial Mortgage Trust, Ser 120B, Cl A
2.800%, 03/18/2028 (A) (C)	200	203
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (C)	130	132

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	83

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/2018	$135	$139
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.423%, 10/25/2033 (A)	10	10
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.430%, 11/25/2033 (A)	90	92
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	35	36
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.626%, 12/25/2034 (A)	198	205
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.626%, 12/25/2034 (A)	198	205
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.048%, 12/25/2034 (A)	95	98
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.615%, 06/25/2034 (A)	350	359
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.791%, 07/25/2034 (A)	203	207
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.616%, 09/25/2034 (A)	345	348
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.654%, 10/25/2034 (A)	106	108
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.654%, 10/25/2034 (A)	212	218
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	48	51
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.748%, 06/25/2035 (A)	190	194

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	$790	$855
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.610%, 06/15/2045 (A) (C)	396	43
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/2044 (C)	125	141

		68,003

Total Mortgage-Backed Securities (Cost $367,855) ($ Thousands)		383,058

CORPORATE OBLIGATIONS — 23.2%

Consumer Discretionary — 1.4%
CBS
7.875%, 07/30/2030	90	119
5.750%, 04/15/2020	25	29
Comcast
7.050%, 03/15/2033	90	119
6.500%, 01/15/2017	1,280	1,530
Comcast Cable Communications Holdings
9.455%, 11/15/2022	200	303
Comcast Cable Holdings
10.125%, 04/15/2022	45	65
COX Communications
5.450%, 12/15/2014	22	24
Cox Enterprises
7.375%, 07/15/2027 (C)	50	66
Daimler Finance North America
6.500%, 11/15/2013	80	83
2.625%, 09/15/2016 (C)	150	156
1.875%, 09/15/2014 (C)	540	548
1.875%, 01/11/2018 (C)	302	304
1.300%, 07/31/2015 (C)	1,060	1,067
DIRECTV Holdings
6.000%, 08/15/2040	515	549
5.150%, 03/15/2042	25	24
4.600%, 02/15/2021	100	109
3.800%, 03/15/2022	280	286
Discovery Communications
4.950%, 05/15/2042	25	26
4.875%, 04/01/2043	270	276
4.375%, 06/15/2021	53	58
ERAC USA Finance (C)
6.700%, 06/01/2034	71	87
5.625%, 03/15/2042	305	340
3.300%, 10/15/2022	85	86
2.750%, 03/15/2017	16	17
Ford Motor
4.750%, 01/15/2043	260	242

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gap
5.950%, 04/12/2021	$133	$152
Historic TW
9.150%, 02/01/2023	200	291
Johnson Controls
5.250%, 12/01/2041	120	131
4.250%, 03/01/2021	65	71
3.750%, 12/01/2021	69	73
Kohl’s
4.000%, 11/01/2021	30	31
Lowe’s MTN
7.110%, 05/15/2037	110	148
5.125%, 11/15/2041	11	12
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	422	427
Macy’s Retail Holdings
7.450%, 07/15/2017	35	43
5.125%, 01/15/2042	14	15
McDonald’s MTN
5.350%, 03/01/2018	150	179
Mohawk Industries
3.850%, 02/01/2023	275	280
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	260	261
NBCUniversal Media
5.950%, 04/01/2041	50	60
4.450%, 01/15/2043	203	200
Newell Rubbermaid
4.700%, 08/15/2020	47	52
News America
7.300%, 04/30/2028	150	190
7.250%, 05/18/2018	50	63
6.650%, 11/15/2037	25	31
6.150%, 03/01/2037	465	546
6.150%, 02/15/2041	15	18
Omnicom Group
3.625%, 05/01/2022	100	102
Pearson Funding Four
3.750%, 05/08/2022 (C)	220	230
TCI Communications
8.750%, 08/01/2015	210	248
7.125%, 02/15/2028	200	271
Thomson Reuters
4.700%, 10/15/2019	75	85
3.950%, 09/30/2021	109	118
Time Warner
7.625%, 04/15/2031	385	521
5.375%, 10/15/2041	12	13
Time Warner Cable
8.250%, 04/01/2019	200	260
7.300%, 07/01/2038	110	137
6.750%, 07/01/2018	360	443
5.875%, 11/15/2040	370	394
5.500%, 09/01/2041	44	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 09/15/2042 (D)	$190	$173
4.000%, 09/01/2021	230	245
University of Pennsylvania
4.674%, 09/01/2112	185	197
Viacom
3.875%, 12/15/2021	75	80
3.250%, 03/15/2023	22	22
Walt Disney MTN
0.450%, 12/01/2015	21	21
WPP Finance 2010
5.125%, 09/07/2042	52	51

		13,443

Consumer Staples — 1.5%
Altria Group
4.750%, 05/05/2021	230	260
2.850%, 08/09/2022	460	452
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	430	420
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	915	1,202
2.500%, 07/15/2022	420	413
1.375%, 07/15/2017	576	581
0.800%, 07/15/2015	110	110
Avon Products
5.000%, 03/15/2023	90	92
4.600%, 03/15/2020	90	93
Bunge Finance
8.500%, 06/15/2019	120	155
Coca-Cola
1.800%, 09/01/2016	60	62
1.150%, 04/01/2018	155	155
ConAgra Foods
3.200%, 01/25/2023	237	236
2.100%, 03/15/2018	7	7
1.900%, 01/25/2018	395	399
1.300%, 01/25/2016	190	192
CVS Caremark
6.125%, 09/15/2039	40	49
2.750%, 12/01/2022	550	542
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	94	112
Diageo Capital
4.828%, 07/15/2020	90	105
Diageo Investment
2.875%, 05/11/2022	580	586
Heineken
1.400%, 10/01/2017 (C)	240	239
Imperial Tobacco Finance
2.050%, 02/11/2018 (C)	500	503
Kellogg
3.125%, 05/17/2022	35	36
1.750%, 05/17/2017	115	117

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	85

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kimberly-Clark
2.400%, 03/01/2022	$12	$12
Kraft Foods Group
6.500%, 02/09/2040	250	321
6.125%, 08/23/2018	225	274
5.375%, 02/10/2020	31	37
5.000%, 06/04/2042	125	134
3.500%, 06/06/2022	985	1,030
Kroger
7.500%, 04/01/2031	90	115
5.400%, 07/15/2040	14	15
2.200%, 01/15/2017	40	41
Lorillard Tobacco
8.125%, 06/23/2019	10	13
Mondelez International
6.500%, 02/09/2040	450	584
5.375%, 02/10/2020	60	71
PepsiCo
7.900%, 11/01/2018	11	15
3.000%, 08/25/2021	31	33
2.750%, 03/05/2022	605	617
2.500%, 05/10/2016	35	37
1.250%, 08/13/2017	532	534
0.700%, 08/13/2015	220	220
Pernod-Ricard (C)
5.750%, 04/07/2021	285	339
4.450%, 01/15/2022	370	406
4.250%, 07/15/2022	260	282
Philip Morris International
4.500%, 03/20/2042	240	247
4.125%, 03/04/2043	165	159
2.625%, 03/06/2023	205	202
2.500%, 08/22/2022	400	395
Reynolds American
3.250%, 11/01/2022	280	277
SABMiller
5.500%, 08/15/2013 (C)	90	92
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	262
Tyson Foods
4.500%, 06/15/2022 (D)	320	348
Wal-Mart Stores
5.625%, 04/15/2041 (D)	156	195

		14,425

Energy — 2.3%
Anadarko Finance, Ser B
7.500%, 05/01/2031	100	133
Anadarko Petroleum
7.625%, 03/15/2014	180	191
5.950%, 09/15/2016	60	69
Apache
5.625%, 01/15/2017	250	290
4.250%, 01/15/2044	85	81

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.250%, 04/15/2022	$150	$156
2.625%, 01/15/2023	19	18
Baker Hughes
7.500%, 11/15/2018	170	223
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	632
BP Capital Markets
3.561%, 11/01/2021	100	106
3.245%, 05/06/2022	510	527
2.500%, 11/06/2022	230	224
1.846%, 05/05/2017 (D)	172	176
Canadian Natural Resources
7.200%, 01/15/2032	50	65
6.450%, 06/30/2033	50	61
Canadian Oil Sands
6.000%, 04/01/2042 (C) (D)	242	276
4.500%, 04/01/2022 (C)	158	170
Cenovus Energy
4.450%, 09/15/2042	19	19
3.000%, 08/15/2022	8	8
CenterPoint Energy Resources
5.950%, 01/15/2014	70	73
Conoco Funding
7.250%, 10/15/2031	130	185
ConocoPhillips
6.000%, 01/15/2020	100	125
DCP Midstream Operating
4.950%, 04/01/2022	346	378
3.875%, 03/15/2023	230	231
2.500%, 12/01/2017	400	406
Devon Energy
6.300%, 01/15/2019	80	97
5.600%, 07/15/2041	370	404
4.750%, 05/15/2042	17	17
3.250%, 05/15/2022	327	327
Devon Financing
7.875%, 09/30/2031	40	54
El Paso Pipeline Partners Operating
4.100%, 11/15/2015	185	199
Encana
6.500%, 05/15/2019	100	122
6.500%, 02/01/2038	475	557
Energen
4.625%, 09/01/2021	255	263
Energy Transfer Partners
6.500%, 02/01/2042	69	79
5.150%, 02/01/2043	70	69
3.600%, 02/01/2023	190	189
ENI
5.700%, 10/01/2040 (C)	300	312
Enterprise Products Operating
5.700%, 02/15/2042	60	68
4.850%, 03/15/2044	185	189
3.350%, 03/15/2023	750	764

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Halliburton
6.150%, 09/15/2019	$80	$101
Hess
8.125%, 02/15/2019	260	336
Husky Energy
7.250%, 12/15/2019	88	113
Kerr-McGee
6.950%, 07/01/2024	773	968
Kinder Morgan Energy Partners
5.000%, 08/15/2042 (D)	45	46
5.000%, 03/01/2043	235	239
3.950%, 09/01/2022	210	223
Marathon Petroleum
6.500%, 03/01/2041	126	157
Murphy Oil
3.700%, 12/01/2022	335	325
Nabors Industries
9.250%, 01/15/2019	50	64
Noble Energy
4.150%, 12/15/2021	230	253
Noble Holding International
5.250%, 03/15/2042	40	40
3.950%, 03/15/2022	12	12
Occidental Petroleum
2.700%, 02/15/2023	519	519
1.750%, 02/15/2017	35	36
ONEOK Partners
2.000%, 10/01/2017	210	212
Pemex Project Funding Master Trust
6.625%, 06/15/2035	350	419
Petrobras International Finance
5.375%, 01/27/2021	1,170	1,262
3.500%, 02/06/2017	610	630
2.875%, 02/06/2015	230	235
Petro-Canada
6.800%, 05/15/2038	475	619
6.050%, 05/15/2018	115	139
Petroleos Mexicanos (C)
5.500%, 06/27/2044	175	180
3.500%, 01/30/2023	536	535
Phillips 66
5.875%, 05/01/2042	35	41
4.300%, 04/01/2022	26	29
2.950%, 05/01/2017	33	35
Rowan
5.400%, 12/01/2042	134	134
Schlumberger Investment
3.300%, 09/14/2021 (C)	47	50
Shell International Finance
4.375%, 03/25/2020	140	162
Spectra Energy Capital
8.000%, 10/01/2019	200	264
Statoil
5.250%, 04/15/2019	140	169

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 11/23/2041	$27	$28
3.150%, 01/23/2022	33	35
3.125%, 08/17/2017	50	54
1.200%, 01/17/2018	380	381
Suncor Energy
6.850%, 06/01/2039	50	66
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	55	54
Talisman Energy
7.750%, 06/01/2019	288	365
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,182
Tosco
7.800%, 01/01/2027	65	94
Total Capital
4.250%, 12/15/2021	50	57
Total Capital Canada
1.450%, 01/15/2018	775	782
Total Capital International
2.875%, 02/17/2022	37	38
1.550%, 06/28/2017	28	28
TransCanada Pipelines
7.125%, 01/15/2019	50	64
6.500%, 08/15/2018	175	218
Transocean
7.350%, 12/15/2041	9	11
6.500%, 11/15/2020	120	139
6.375%, 12/15/2021	331	385
5.050%, 12/15/2016	90	100
Union Pacific Resources Group
7.150%, 05/15/2028	52	63
Weatherford International
5.950%, 04/15/2042	22	23
4.500%, 04/15/2022	20	21
Western Gas Partners
5.375%, 06/01/2021	100	113
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021	366	468

		21,885

Financials — 11.5%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	325	339
ACE INA Holdings
5.600%, 05/15/2015	100	110
4.150%, 03/13/2043	70	70
2.700%, 03/13/2023	635	632
Aflac
8.500%, 05/15/2019	25	34
6.450%, 08/15/2040	25	31
4.000%, 02/15/2022	52	56
African Development Bank
8.800%, 09/01/2019	100	134

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	87

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	$30	$40
American Campus Communities Operating Partnership
3.750%, 04/15/2023	260	262
American Express
7.000%, 03/19/2018	170	212
American Express Credit MTN
7.300%, 08/20/2013	430	441
2.800%, 09/19/2016	44	47
1.750%, 06/12/2015	574	586
American Honda Finance MTN
3.875%, 09/21/2020 (C)	495	542
1.000%, 08/11/2015 (C)	210	211
American International Group
6.400%, 12/15/2020	165	204
5.850%, 01/16/2018	655	767
4.875%, 06/01/2022	256	290
American Tower‡
5.050%, 09/01/2020	104	115
4.500%, 01/15/2018	365	401
3.500%, 01/31/2023 (D)	240	238
American Tower Trust I‡
1.551%, 03/15/2018 (C)	25	25
Andina de Fomento
3.750%, 01/15/2016	90	95
ANZ National Int’l MTN
3.125%, 08/10/2015 (C)	100	104
AON
6.250%, 09/30/2040	19	24
3.500%, 09/30/2015	11	12
Associates Corp of North
America
6.950%, 11/01/2018	128	156
Assurant
4.000%, 03/15/2023	195	192
2.500%, 03/15/2018	390	387
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (C)	270	271
Bank of America
7.375%, 05/15/2014	400	428
6.500%, 08/01/2016	1,325	1,526
6.100%, 06/15/2017	2,600	3,004
6.000%, 09/01/2017	315	366
5.875%, 01/05/2021	110	130
5.875%, 02/07/2042	175	208
5.750%, 12/01/2017	70	81
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,540	1,781
5.625%, 07/01/2020	75	88
5.420%, 03/15/2017	200	222
5.000%, 05/13/2021	410	460

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.300%, 01/11/2023	$660	$651
2.000%, 01/11/2018	1,190	1,184
1.500%, 10/09/2015	889	892
Bank of Montreal MTN
1.400%, 09/11/2017	108	108
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	46
3.550%, 09/23/2021	34	37
2.950%, 06/18/2015 (D)	125	131
2.400%, 01/17/2017	129	135
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (C)	100	105
Barclays Bank
5.200%, 07/10/2014	150	158
5.000%, 09/22/2016	100	112
2.750%, 02/23/2015	110	114
BB&T
4.900%, 06/30/2017	200	225
3.950%, 04/29/2016	160	174
3.375%, 09/25/2013	70	71
BBVA US Senior SAU
4.664%, 10/09/2015	600	615
Bear Stearns
7.250%, 02/01/2018	1,500	1,864
Berkshire Hathaway
4.500%, 02/11/2043	90	91
3.750%, 08/15/2021 (D)	500	543
3.400%, 01/31/2022	65	69
3.000%, 02/11/2023	255	259
1.550%, 02/09/2018	405	410
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	131
4.400%, 05/15/2042	41	41
3.000%, 05/15/2022	62	63
BlackRock
6.250%, 09/15/2017 (D)	145	176
Blackstone Holdings Finance
5.875%, 03/15/2021 (C)	295	342
BNP Paribas MTN
2.375%, 09/14/2017	360	365
Boston Properties‡
3.850%, 02/01/2023	285	301
Capital One Financial
7.375%, 05/23/2014	225	242
6.750%, 09/15/2017	145	175
4.750%, 07/15/2021	50	56
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	142
5.850%, 09/01/2017	140	167
Charles Schwab
3.225%, 09/01/2022	20	21
Citigroup
8.125%, 07/15/2039 (D)	275	403
6.875%, 03/05/2038	775	1,017

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.375%, 08/12/2014	$300	$321
6.125%, 05/15/2018	160	191
6.010%, 01/15/2015 (D)	325	352
6.000%, 08/15/2017	620	724
5.875%, 01/30/2042	315	376
5.500%, 10/15/2014	115	123
5.500%, 02/15/2017	250	278
5.375%, 08/09/2020	340	398
5.300%, 01/07/2016	220	243
4.500%, 01/14/2022	533	593
4.450%, 01/10/2017	555	611
4.050%, 07/30/2022	100	103
2.650%, 03/02/2015	236	243
0.838%, 08/25/2036 (A)	1,500	1,185
CME Group
5.750%, 02/15/2014	46	48
CNA Financial
5.875%, 08/15/2020	72	85
Comerica
3.000%, 09/16/2015	35	37
CommonWealth‡
6.650%, 01/15/2018	60	69
Commonwealth Bank of Australia
2.250%, 03/16/2017 (C) (D)	250	261
0.750%, 01/15/2016 (C)	610	609
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	250	252
Cooperatieve Centrale Raiffeisen-Boerenleenbank MTN
3.950%, 11/09/2022 (D)	250	252
3.875%, 02/08/2022	275	290
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (C)	100	113
3.375%, 01/19/2017	370	396
Credit Suisse USA
5.125%, 08/15/2015	170	187
DDR‡
4.625%, 07/15/2022	265	287
Deutsche Bank MTN
3.875%, 08/18/2014	100	104
Discover Financial Services
6.450%, 06/12/2017	250	293
DnB Boligkreditt
2.100%, 10/14/2015 (C) (D)	400	414
Equity One‡
3.750%, 11/15/2022	113	113
ERAC USA Finance
2.250%, 01/10/2014 (C)	58	59
ERP Operating‡
5.750%, 06/15/2017	125	146
4.625%, 12/15/2021	64	72
Farmers Exchange Capital (C)
7.200%, 07/15/2048	1,021	1,220

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.050%, 07/15/2028	$80	$101
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/2013 (B) (C)	250	250
Federal Realty Investment Trust‡
3.000%, 08/01/2022	130	128
Ford Motor Credit LLC
5.875%, 08/02/2021	1,451	1,660
3.984%, 06/15/2016	200	212
2.750%, 05/15/2015	260	265
General Electric Capital MTN
6.875%, 01/10/2039	585	766
6.750%, 03/15/2032 (D)	965	1,228
6.375%, 11/15/2067 (A)	150	159
6.150%, 08/07/2037	885	1,068
6.000%, 08/07/2019	645	783
5.875%, 01/14/2038	645	752
5.625%, 09/15/2017 (D)	100	117
5.500%, 01/08/2020	180	213
5.400%, 02/15/2017	200	230
5.300%, 02/11/2021	580	665
4.625%, 01/07/2021	540	608
3.100%, 01/09/2023	560	554
2.300%, 04/27/2017	45	47
2.100%, 12/11/2019	30	30
1.625%, 07/02/2015	535	544
0.770%, 08/15/2036 (A)	850	704
0.676%, 05/05/2026 (A)	155	140
Goldman Sachs Group
7.500%, 02/15/2019	710	888
6.750%, 10/01/2037	112	126
6.250%, 09/01/2017	350	412
6.250%, 02/01/2041	360	428
6.150%, 04/01/2018 (D)	1,085	1,279
6.000%, 06/15/2020 (D)	880	1,039
5.750%, 01/24/2022	200	233
5.375%, 03/15/2020	950	1,082
3.625%, 01/22/2023	173	174
3.300%, 05/03/2015	55	57
2.375%, 01/22/2018 (D)	1,181	1,197
Goodman Funding Pty Ltd.‡
6.000%, 03/22/2022 (C)	260	297
GTP Acquisition Partners I
4.347%, 06/15/2016 (C)	144	153
HCP‡
6.300%, 09/15/2016 (D)	375	434
6.000%, 06/15/2014	500	529
5.650%, 12/15/2013	381	394
3.750%, 02/01/2019	1,068	1,151
2.625%, 02/01/2020	119	120
Health Care‡
6.500%, 01/17/2017	1,400	1,611
6.125%, 04/15/2020	1,775	2,099

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	89

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Bank
4.125%, 08/12/2020 (C)	$100	$110
HSBC Bank USA NY
4.625%, 04/01/2014	175	182
HSBC Finance
6.676%, 01/15/2021 (C)	850	1,006
5.500%, 01/19/2016	140	156
4.750%, 07/15/2013	160	162
HSBC Holdings
4.875%, 01/14/2022	100	114
HSBC Holdings PLC
4.000%, 03/30/2022	381	410
HSBC USA
2.375%, 02/13/2015	435	448
Hyundai Capital America
2.125%, 10/02/2017 (C)	60	60
ING Bank
3.750%, 03/07/2017 (C)	200	213
ING US
2.900%, 02/15/2018 (C)	40	41
Inter-American Development Bank MTN
3.875%, 10/28/2041	297	317
International Lease Finance (C)
7.125%, 09/01/2018	500	587
6.750%, 09/01/2016	500	565
Intesa Sanpaolo
3.125%, 01/15/2016	250	244
Itau Unibanco Holding
5.125%, 05/13/2023 (C)	310	316
Jackson National Life Global Funding MTN (C)
5.375%, 05/08/2013	200	201
4.700%, 06/01/2018	100	110
Jefferies Group
6.450%, 06/08/2027	160	177
6.250%, 01/15/2036	120	125
John Deere Capital MTN
5.750%, 09/10/2018	100	122
JPMorgan Chase
5.400%, 01/06/2042	93	107
4.650%, 06/01/2014	85	89
4.500%, 01/24/2022	660	723
3.450%, 03/01/2016	385	409
3.200%, 01/25/2023	100	100
3.150%, 07/05/2016	40	42
1.100%, 10/15/2015	390	391
JPMorgan Chase Bank
6.000%, 10/01/2017	3,077	3,625
JPMorgan Chase Capital XIII
1.234%, 09/30/2034 (A)	500	415
KeyBank
5.800%, 07/01/2014	250	265

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	$190	$189
Lazard Group LLC
7.125%, 05/15/2015	363	402
6.850%, 06/15/2017	499	574
Liberty Mutual Group
6.500%, 05/01/2042 (C)	154	175
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	365
Macquarie Bank
5.000%, 02/22/2017 (C)	170	188
Macquarie Group
7.625%, 08/13/2019 (C)	70	85
7.300%, 08/01/2014 (C)	120	129
7.300%, 08/01/2014	1,475	1,580
6.250%, 01/14/2021 (C)	96	107
6.000%, 01/14/2020 (C)	50	55
Markel
5.000%, 03/30/2043	105	105
4.900%, 07/01/2022	165	183
3.625%, 03/30/2023	120	120
Massachusetts Mutual Life Insurance (C)
8.875%, 06/01/2039	465	719
5.375%, 12/01/2041	49	56
MassMutual Global Funding II
2.875%, 04/21/2014 (C)	100	103
Merrill Lynch MTN
6.875%, 04/25/2018	100	121
6.400%, 08/28/2017	150	176
MetLife
6.750%, 06/01/2016	390	458
6.400%, 12/15/2036	945	1,034
5.700%, 06/15/2035	15	18
4.125%, 08/13/2042	89	83
1.756%, 12/15/2017	210	213
Metropolitan Life Global Funding I (C)
5.125%, 06/10/2014	100	105
2.500%, 09/29/2015	520	540
1.700%, 06/29/2015	213	217
1.500%, 01/10/2018	100	100
Monumental Global Funding
5.500%, 04/22/2013 (C)	65	65
Morgan Stanley MTN
7.300%, 05/13/2019	335	415
6.625%, 04/01/2018	2,050	2,451
6.250%, 08/28/2017	200	233
5.750%, 01/25/2021	100	116
5.625%, 09/23/2019	150	172
5.550%, 04/27/2017	100	113
5.500%, 07/28/2021 (D)	300	344
5.450%, 01/09/2017 (D)	470	526

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.200%, 11/20/2014	$156	$163
3.750%, 02/25/2023	120	121
1.750%, 02/25/2016	420	423
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	962	1,052
National Australia Bank (C)
3.750%, 03/02/2015	120	127
3.000%, 07/27/2016	180	190
National City
6.875%, 05/15/2019	50	62
National City Bank
0.651%, 06/07/2017 (A)	1,300	1,285
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	88
Nationwide Mutual Insurance
9.375%, 08/15/2039 (C)	165	239
6.600%, 04/15/2034 (C)	35	36
5.810%, 12/15/2024 (A) (C)	760	758
New York Life Global Funding
3.000%, 05/04/2015 (C)	50	53
New York Life Insurance
6.750%, 11/15/2039 (C)	255	342
Nomura Holdings
6.700%, 03/04/2020	54	65
5.000%, 03/04/2015	40	43
4.125%, 01/19/2016	60	64
Nordea Bank
4.875%, 05/13/2021(C)	480	520
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	470	590
Oversea-Chinese Banking
1.625%, 03/13/2015 (C)	200	203
PACCAR Financial MTN
1.600%, 03/15/2017	53	54
1.550%, 09/29/2014	35	36
Pacific Life Global Funding (C)
5.150%, 04/15/2013	100	100
5.000%, 05/15/2017	50	53
Pacific Life Insurance
9.250%, 06/15/2039 (C)	80	117
Pacific LifeCorp
5.125%, 01/30/2043 (C)	180	174
Pipeline Funding
7.500%, 01/15/2030 (C)	625	796
PNC Bank
2.700%, 11/01/2022	265	257
PNC Funding
5.125%, 02/08/2020	90	105
3.300%, 03/08/2022	76	78
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	780

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Principal Life Income Funding Trusts MTN
5.300%, 04/24/2013	$125	$125
5.100%, 04/15/2014	225	236
Prudential Financial
5.625%, 05/12/2041	79	90
5.200%, 03/15/2044 (A)	195	195
Prudential Holdings
8.695%, 12/18/2023 (C)	600	770
Prudential Insurance of America
8.300%, 07/01/2025 (C)	150	206
Rabobank Nederland
3.200%, 03/11/2015 (C)	200	209
Royal Bank of Canada
2.300%, 07/20/2016	120	125
1.200%, 09/19/2017	140	140
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015 (D)	815	838
Santander US Debt Unipersonal
3.724%, 01/20/2015 (C)	100	101
Simon Property Group ‡
10.350%, 04/01/2019	130	188
6.750%, 05/15/2014	50	53
5.650%, 02/01/2020	38	46
4.125%, 12/01/2021	27	30
2.150%, 09/15/2017 (D)	125	129
Simon Property Group L.P. ‡
1.500%, 02/01/2018 (C)	554	552
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (C)	450	450
SLM MTN
3.875%, 09/10/2015	390	406
Stadshypotek
1.875%, 10/02/2019 (C)	639	641
Standard Chartered (C)
5.300%, 01/09/2043	200	207
3.950%, 01/11/2023	310	309
State Street
4.956%, 03/15/2018	300	341
Svenska Handelsbanken
1.625%, 03/21/2018	595	593
Swedbank
1.750%, 03/12/2018 (C)	450	448
Swedbank Hypotek
1.375%, 03/28/2018 (C)	655	655
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	200
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	75
Toyota Motor Credit MTN
3.400%, 09/15/2021	510	546
1.250%, 10/05/2017	250	250

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	91

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelers Property Casualty
7.750%, 04/15/2026	$100	$138
UBS MTN
5.875%, 12/20/2017	120	142
5.750%, 04/25/2018	100	118
US Bancorp MTN
3.000%, 03/15/2022	33	34
2.950%, 07/15/2022	25	25
2.450%, 07/27/2015	75	78
Ventas Realty L.P. ‡
3.250%, 08/15/2022	260	259
2.700%, 04/01/2020	335	336
2.000%, 02/15/2018	245	246
Wachovia Bank MTN
6.000%, 11/15/2017	590	704
0.610%, 03/15/2016 (A)	400	395
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	502
WEA Finance LLC (C)
7.500%, 06/02/2014	1,140	1,225
7.125%, 04/15/2018	60	74
6.750%, 09/02/2019	70	87
4.625%, 05/10/2021	10	11
Wells Fargo MTN
3.500%, 03/08/2022	430	452
3.450%, 02/13/2023	570	574
Westpac Banking
4.875%, 11/19/2019	170	199
2.450%, 11/28/2016 (C) (D)	200	210
WR Berkley
4.625%, 03/15/2022	143	155

		111,530

Health Care — 1.1%
AbbVie (C)
2.900%, 11/06/2022	1,110	1,111
2.000%, 11/06/2018	285	288
1.750%, 11/06/2017	290	294
1.200%, 11/06/2015	605	610
Actavis
1.875%, 10/01/2017	67	68
Amgen
6.375%, 06/01/2037	75	93
5.750%, 03/15/2040	62	72
5.650%, 06/15/2042	227	262
5.375%, 05/15/2043 (D)	425	473
5.150%, 11/15/2041	830	891
4.500%, 03/15/2020	22	25
3.875%, 11/15/2021 (D)	100	109
3.450%, 10/01/2020	50	53
Celgene
3.250%, 08/15/2022	455	460
1.900%, 08/15/2017	63	64

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Express Scripts Holding
2.650%, 02/15/2017	$405	$424
2.100%, 02/12/2015	455	465
Gilead Sciences
5.650%, 12/01/2041	35	42
GlaxoSmithKline Capital
2.850%, 05/08/2022	170	173
1.500%, 05/08/2017	160	163
Humana
7.200%, 06/15/2018	159	195
3.150%, 12/01/2022	420	415
Medco Health Solutions
2.750%, 09/15/2015	35	36
Merck
2.400%, 09/15/2022	29	29
Pharmacia
6.500%, 12/01/2018	120	152
Roche Holdings
6.000%, 03/01/2019 (C)	150	187
St. Jude Medical
3.250%, 04/15/2023	270	271
Stryker
1.300%, 04/01/2018	505	503
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	190	202
2.950%, 12/18/2022	219	220
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	165	166
UnitedHealth Group
3.875%, 10/15/2020	180	197
3.375%, 11/15/2021	75	79
2.875%, 03/15/2023	50	50
1.625%, 03/15/2019	160	160
Watson Pharmaceuticals
3.250%, 10/01/2022	13	13
WellPoint
4.625%, 05/15/2042	146	147
3.125%, 05/15/2022	586	590
1.250%, 09/10/2015	50	50
Wyeth
5.950%, 04/01/2037	190	243
Zoetis (C)
4.700%, 02/01/2043	137	140
3.250%, 02/01/2023	384	389
1.875%, 02/01/2018	180	181

		10,755

Industrials — 1.2%
ABB Finance USA
4.375%, 05/08/2042	12	13
2.875%, 05/08/2022	23	23
1.625%, 05/08/2017	20	20
ADT (C)
4.875%, 07/15/2042	22	21
3.500%, 07/15/2022	21	21

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Airlines 2011-1 Cl A Pass-Through Trust
5.250%, 01/31/2021	$17	$19
American Airlines 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/2021	75	78
BAE Systems (C)
5.800%, 10/11/2041	20	23
4.750%, 10/11/2021	750	836
BAE Systems Holdings (C)
6.375%, 06/01/2019	100	120
5.200%, 08/15/2015	90	98
Boeing
4.875%, 02/15/2020	210	249
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	123
5.750%, 03/15/2018	950	1,142
5.400%, 06/01/2041	50	57
4.700%, 10/01/2019	75	87
3.450%, 09/15/2021	16	17
Canadian National Railway
5.850%, 11/15/2017	50	60
Cargill
7.350%, 03/06/2019 (C)	250	320
Caterpillar
0.950%, 06/26/2015	300	302
Continental Airlines Pass- Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	239	262
Continental Airlines Pass- Through Trust, Ser 2000-1
8.048%, 11/01/2020	359	416
Continental Airlines Pass- Through Trust, Ser 2009-2
7.250%, 11/10/2019	175	205
Continental Airlines Pass- Through Trust, Ser A, Cl A
5.983%, 04/19/2022	734	834
CSX
6.250%, 03/15/2018	155	188
Danaher
3.900%, 06/23/2021	22	25
Deere
3.900%, 06/09/2042	153	151
2.600%, 06/08/2022	15	15
Delta Air Lines 2012-1 Class A Pass-Through Trust
4.750%, 05/07/2020	21	23
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	138	156
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/2018 (D)	483	550

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/2019 (D)	$43	$47
Eaton
7.625%, 04/01/2024	75	97
4.150%, 11/02/2042 (C)	110	107
4.000%, 11/02/2032 (C)	90	90
2.750%, 11/02/2022 (C)	615	611
1.500%, 11/02/2017 (C)	100	100
0.950%, 11/02/2015 (C)	320	322
Fluor
3.375%, 09/15/2021	68	72
General Electric
0.850%, 10/09/2015	110	110
Hutchison Whampoa International 11
4.625%, 01/13/2022 (C)	200	218
JetBlue Airways 2004-1 G-1 Pass-Through Trust
0.655%, 12/15/2013 (A)	170	169
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	29
3.750%, 03/15/2022	127	136
Lockheed Martin
4.070%, 12/15/2042 (C)	91	83
3.350%, 09/15/2021	650	682
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	193
Northrop Grumman
1.850%, 11/15/2015	400	408
Owens Corning
4.200%, 12/15/2022	162	166
Penske Truck Leasing LP
2.875%, 07/17/2018 (C)	155	158
Pitney Bowes
5.600%, 03/15/2018	25	27
Republic Services
3.550%, 06/01/2022	29	30
Ryder System MTN
3.600%, 03/01/2016	35	37
2.500%, 03/01/2017	47	48
Union Pacific
4.300%, 06/15/2042	20	20
4.163%, 07/15/2022 (D)	131	148
United Parcel Service of America
8.375%, 04/01/2020	50	69
United Technologies
8.875%, 11/15/2019	110	150
4.500%, 06/01/2042	117	125
3.100%, 06/01/2022	50	52
Waste Management
4.750%, 06/30/2020	93	106
4.600%, 03/01/2021	90	102

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	93

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.600%, 09/01/2016	$180	$189

		11,393

Information Technology — 0.3%
Arrow Electronics
6.875%, 06/01/2018	95	112
6.000%, 04/01/2020	45	50
3.375%, 11/01/2015	5	5
Cisco Systems
5.900%, 02/15/2039	150	188
5.500%, 01/15/2040	100	119
eBay
4.000%, 07/15/2042	21	19
2.600%, 07/15/2022	19	19
Hewlett-Packard
6.000%, 09/15/2041	100	102
4.650%, 12/09/2021	39	40
4.375%, 09/15/2021	39	40
2.600%, 09/15/2017	83	84
HP Enterprise Services
7.450%, 10/15/2029	125	146
Intel
4.800%, 10/01/2041	65	69
4.000%, 12/15/2032	245	242
3.300%, 10/01/2021	70	73
2.700%, 12/15/2022 (D)	155	153
International Business Machines
4.000%, 06/20/2042	169	170
1.250%, 02/08/2018	285	286
Intuit
5.750%, 03/15/2017	75	86
Microsoft
4.500%, 10/01/2040	14	15
Oracle
6.125%, 07/08/2039	27	35
5.375%, 07/15/2040	17	20
1.200%, 10/15/2017	250	250
Rogers Communications
3.000%, 03/15/2023	170	171
Texas Instruments
1.650%, 08/03/2019	55	55
TSMC Global
1.625%, 04/03/2018 (C)	460	460
Xerox
4.500%, 05/15/2021	13	14
2.950%, 03/15/2017	27	28

		3,051

Materials — 0.9%
Barrick
3.850%, 04/01/2022	540	552
BHP Billiton Finance USA
6.500%, 04/01/2019	125	158

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.125%, 02/24/2042	$40	$40
3.250%, 11/21/2021	360	380
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	177
Cliffs Natural Resources
4.875%, 04/01/2021	30	30
4.800%, 10/01/2020	100	100
3.950%, 01/15/2018	260	261
CRH America
6.000%, 09/30/2016	31	35
Dow Chemical
8.550%, 05/15/2019	47	63
5.250%, 11/15/2041	240	257
4.125%, 11/15/2021	61	65
3.000%, 11/15/2022	630	619
Ecolab
1.450%, 12/08/2017	31	31
E.I. du Pont de Nemours
5.600%, 12/15/2036	80	98
4.900%, 01/15/2041	25	29
1.950%, 01/15/2016	40	41
Freeport-McMoRan Copper
3.550%, 03/01/2022	290	288
3.100%, 03/15/2020 (C)	120	120
2.375%, 03/15/2018 (C)	100	101
2.150%, 03/01/2017	81	82
Goldcorp
3.700%, 03/15/2023	285	286
Mosaic
4.875%, 11/15/2041	30	32
3.750%, 11/15/2021	25	26
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	62
PPG Industries
9.000%, 05/01/2021	145	201
Praxair
5.200%, 03/15/2017	70	81
Rio Tinto Finance USA Ltd.
8.950%, 05/01/2014	80	87
6.500%, 07/15/2018	300	368
3.750%, 09/20/2021	450	474
Southern Copper
5.250%, 11/08/2042	370	350
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	59
Vale
5.625%, 09/11/2042	183	181
Vale Overseas Limited
6.875%, 11/21/2036	190	216
4.375%, 01/11/2022	885	908
Xstrata Finance Canada (C)
4.000%, 10/25/2022	238	240

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.450%, 10/25/2017	$250	$254
1.800%, 10/23/2015	787	796

		8,153

Telecommunication Services — 1.2%
America Movil
5.625%, 11/15/2017	400	465
3.125%, 07/16/2022 (D)	535	525
2.375%, 09/08/2016	200	206
AT&T
6.300%, 01/15/2038	435	522
5.550%, 08/15/2041	180	198
5.500%, 02/01/2018	350	411
5.350%, 09/01/2040	423	453
4.350%, 06/15/2045 (C)	57	53
4.300%, 12/15/2042 (C)	470	438
3.875%, 08/15/2021	350	378
2.625%, 12/01/2022 (D)	170	164
1.600%, 02/15/2017	405	410
0.875%, 02/13/2015	75	75
0.800%, 12/01/2015	555	554
BellSouth Telecommunications
6.300%, 12/15/2015	96	100
British Telecommunications
5.950%, 01/15/2018	200	238
Cellco Partnership
8.500%, 11/15/2018	55	73
Centel Capital
9.000%, 10/15/2019	65	81
CenturyLink
7.650%, 03/15/2042	15	15
7.600%, 09/15/2039	80	78
6.450%, 06/15/2021	120	127
Deutsche Telekom International Finance
5.750%, 03/23/2016	170	192
2.250%, 03/06/2017 (C)	770	789
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	175	212
France Telecom
8.500%, 03/01/2031	50	70
2.750%, 09/14/2016	35	37
GTE
6.840%, 04/15/2018	150	185
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Qwest
6.750%, 12/01/2021	156	180
Telecom Italia Capital
6.999%, 06/04/2018	150	169
Telefonica Chile
3.875%, 10/12/2022 (C)	210	206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telefonica Emisiones SAU
6.221%, 07/03/2017	$130	$145
5.462%, 02/16/2021	23	25
5.134%, 04/27/2020	150	158
Verizon Communications
8.750%, 11/01/2018	117	157
5.500%, 02/15/2018	200	235
3.850%, 11/01/2042	225	195
3.500%, 11/01/2021	90	94
2.450%, 11/01/2022	140	132
Verizon Global Funding
7.750%, 12/01/2030	610	833
5.850%, 09/15/2035	40	46
Vodafone Group
5.450%, 06/10/2019	75	89
4.375%, 02/19/2043	115	110
2.950%, 02/19/2023	540	538
1.625%, 03/20/2017	80	81
1.500%, 02/19/2018	575	574
0.900%, 02/19/2016	575	574

		11,655

Utilities — 1.8%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	661
5.090%, 07/01/2015	1,300	1,366
AGL Capital
6.375%, 07/15/2016	50	58
5.250%, 08/15/2019	50	60
4.450%, 04/15/2013	120	120
Alabama Power
6.125%, 05/15/2038	18	23
5.875%, 12/01/2022	95	119
3.850%, 12/01/2042	60	58
Ameren
8.875%, 05/15/2014	255	275
Ameren Illinois
2.700%, 09/01/2022	350	353
American Electric Power
1.650%, 12/15/2017	363	364
American Water Capital
6.085%, 10/15/2017	100	119
Appalachian Power
6.700%, 08/15/2037	100	129
5.950%, 05/15/2033	100	116
APT Pipelines
3.875%, 10/11/2022 (C)	137	136
Arizona Public Service
5.050%, 09/01/2041	47	53
4.500%, 04/01/2042	15	16
Atmos Energy
4.950%, 10/15/2014	75	80
Boston Gas
4.487%, 02/15/2042 (C)	35	37

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	95

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carolina Power & Light
5.300%, 01/15/2019	$175	$210
4.100%, 05/15/2042	155	155
3.000%, 09/15/2021	194	204
2.800%, 05/15/2022	25	26
CenterPoint Energy
6.500%, 05/01/2018	50	61
CenterPoint Energy Resources
4.500%, 01/15/2021	81	92
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	211
Consolidated Edison of New York
5.700%, 06/15/2040	38	48
3.950%, 03/01/2043	175	173
Consumers Energy
6.700%, 09/15/2019	100	129
Detroit Edison
2.650%, 06/15/2022	26	26
Dominion Resources
8.875%, 01/15/2019 (D)	335	456
6.400%, 06/15/2018	180	222
5.250%, 08/01/2033	90	103
1.950%, 08/15/2016	165	170
Duke Energy
3.550%, 09/15/2021	76	81
1.625%, 08/15/2017	170	171
Duke Energy Carolinas
4.300%, 06/15/2020	39	45
4.250%, 12/15/2041	28	29
Duke Energy Indiana
4.200%, 03/15/2042	265	269
3.750%, 07/15/2020	52	57
Electricite de France
5.250%, 12/29/2049 (A) (C)	100	99
4.600%, 01/27/2020 (C)	105	117
Enel Finance International
5.125%, 10/07/2019 (C)	100	106
Exelon Generation
6.200%, 10/01/2017	100	117
4.000%, 10/01/2020	120	127
FirstEnergy
4.250%, 03/15/2023	480	485
2.750%, 03/15/2018	70	71
FirstEnergy, Ser C
7.375%, 11/15/2031	480	562
Florida Power
3.850%, 11/15/2042	665	633
Florida Power & Light
5.950%, 10/01/2033	35	45
5.125%, 06/01/2041	28	33
Georgia Power
4.300%, 03/15/2043	180	181
Jersey Central Power & Light
7.350%, 02/01/2019	100	127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Sevier Combined Cycle Generation
4.626%, 01/15/2042	$58	$65
Kansas City Power & Light
5.300%, 10/01/2041	100	111
Massachusetts Electric
5.900%, 11/15/2039 (C)	55	69
Metropolitan Edison
3.500%, 03/15/2023 (C)	350	356
MidAmerican Energy Holdings
6.500%, 09/15/2037	230	299
Nevada Power
7.125%, 03/15/2019	110	142
6.500%, 08/01/2018	40	50
5.450%, 05/15/2041	50	60
5.375%, 09/15/2040	12	14
Niagara Mohawk Power (C)
4.881%, 08/15/2019	80	93
4.119%, 11/28/2042	135	132
Nisource Finance
5.800%, 02/01/2042 (D)	149	167
Northern States Power
6.250%, 06/01/2036	100	134
5.350%, 11/01/2039	19	23
Oncor Electric Delivery
6.800%, 09/01/2018	460	573
Pacific Gas & Electric
8.250%, 10/15/2018	180	241
5.800%, 03/01/2037	100	122
5.625%, 11/30/2017	525	627
5.400%, 01/15/2040	42	50
4.500%, 12/15/2041	48	50
3.250%, 09/15/2021	12	13
Pacificorp
6.250%, 10/15/2037	90	120
5.650%, 07/15/2018	175	213
Potomac Electric Power
4.150%, 03/15/2043	120	122
PPL Capital Funding
3.500%, 12/01/2022 (D)	260	262
PPL Energy Supply
4.600%, 12/15/2021	55	59
Progress Energy
3.150%, 04/01/2022	403	411
PSEG Power
5.500%, 12/01/2015	100	111
5.320%, 09/15/2016	40	45
5.125%, 04/15/2020	45	51
4.150%, 09/15/2021	33	36
2.750%, 09/15/2016	200	208
Public Service Electric & Gas
5.375%, 11/01/2039	28	34
2.700%, 05/01/2015	45	47

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service of Colorado
3.950%, 03/15/2043	$145	$146
Public Service of Oklahoma
5.150%, 12/01/2019	83	97
San Diego Gas & Electric
6.000%, 06/01/2026	60	79
3.950%, 11/15/2041	14	14
Sempra Energy
8.900%, 11/15/2013	180	189
6.000%, 10/15/2039	50	62
Southern
1.950%, 09/01/2016	26	27
Southern California Edison
5.500%, 03/15/2040	50	62
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	59
3.875%, 06/01/2021	22	25
Southern Power
5.150%, 09/15/2041	11	12
Southern Union
8.250%, 11/15/2029	675	860
Southwestern Electric Power
3.550%, 02/15/2022	240	250
Southwestern Public Service
8.750%, 12/01/2018	90	121
Virginia Electric and Power
2.950%, 01/15/2022	330	346
Westar Energy
4.100%, 04/01/2043	205	208
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		17,459

Total Corporate Obligations (Cost $210,560) ($ Thousands)		223,749

ASSET-BACKED SECURITIES — 9.1%

Automotive — 1.4%
Ally Auto Receivables Trust,
Ser 2010-3, Cl A4
1.550%, 08/17/2015	89	90
Ally Auto Receivables Trust,
Ser 2010-4, Cl A4
1.350%, 12/15/2015	377	380
Ally Auto Receivables Trust,
Ser 2010-5, Cl A4
1.750%, 03/15/2016	980	991
Ally Auto Receivables Trust,
Ser 2011-1, Cl A4
2.230%, 03/15/2016	713	726
Ally Auto Receivables Trust,
Ser 2012-1, Cl A2
0.710%, 09/15/2014	198	198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust,
Ser 2012-4, Cl A2
0.480%, 05/15/2015	$708	$708
Ally Auto Receivables Trust,
Ser 2012-5, Cl A2
0.450%, 07/15/2015	955	955
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015 (C)	64	64
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (C)	84	84
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (C)	237	237
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	98	98
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	33	33
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	44	44
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	259	261
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/2016	239	242
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	54	54
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	291	291
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	236	236
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	150	150
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	48	48
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/2017 (C)	39	39
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (C)	91	91

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	97

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	$106	$106
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	558	558
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	223	223
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	99	103
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	63	63
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A2
0.570%, 01/15/2015	432	432
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	179	179
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	12	12
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A4
1.930%, 08/18/2016	153	154
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	534	535
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	212	212
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	869	869
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (C)	200	203
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	90	92
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	54	55
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	71	72
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (C)	31	32
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	145	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (C)	$200	$202
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	63	63
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	52	52
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	75	76
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	142	142
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl B
2.350%, 11/16/2015	100	101
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	155	155
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (C)	100	102
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A3
1.290%, 02/16/2015	85	85
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (C)	18	18
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/2017 (C)	35	35
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	63	63
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
1.060%, 04/15/2015	153	153
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	153	154
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	119	119
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	129	129
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	785	784
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (C)	40	40

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	$274	$275
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	125	126
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	72	72
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	227	227
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/2014 (C)	21	21
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	82	82

		13,343

Credit Cards — 1.2%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.453%, 03/15/2017 (A)	259	263
American Express Credit Account Master Trust, Ser 2010-1, Cl A
0.453%, 11/16/2015 (A)	642	642
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.353%, 03/15/2018 (A)	225	224
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.443%, 05/15/2020 (A)	773	772
American Express Issuance Trust II, Ser 2013-1, Cl A
0.483%, 02/15/2019 (A)	902	902
BA Credit Card Trust, Ser 2007-A6, Cl A6
0.263%, 09/15/2016 (A)	1,275	1,275
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (C)	200	205
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/2016	204	204
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.780%, 09/15/2015 (A)	641	646
Chase Issuance Trust, Ser 2011-A2, Cl A2
0.293%, 05/15/2015 (A)	1,503	1,503
Chase Issuance Trust, Ser 2012-A1, Cl A1
0.303%, 05/16/2016 (A)	523	523

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2012-A10, Cl A10
0.463%, 12/16/2019 (A)	$274	$274
Chase Issuance Trust, Ser 2012-A6, Cl A
0.333%, 08/15/2017 (A)	2,258	2,261
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	279	278
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.553%, 08/15/2016 (A)	1,066	1,068
Discover Card Master Trust, Ser 2013-A1, Cl A1
0.503%, 08/17/2020 (A)	349	349
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.753%, 01/15/2017 (A)	188	189
MBNA Credit Card Master Note Trust, Ser 2003-A10, Cl A10
0.463%, 03/15/2016 (A)	276	276

		11,854

Mortgage Related Securities — 1.8%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.824%, 04/25/2034 (A)	128	121
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.254%, 01/25/2034 (A)	505	471
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.179%, 12/25/2034 (A)	794	782
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.744%, 03/25/2035 (A)	556	555
Argent Securities, Ser 2003-W5, Cl M1
1.254%, 10/25/2033 (A)	894	889
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.864%, 06/25/2035 (A)	907	892
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.694%, 07/25/2035 (A)	273	272
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.179%, 12/25/2034 (A)	429	387
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.604%, 08/25/2043 (A)	861	846
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.545%, 08/25/2035 (A)	1,100	1,084

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	99

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.484%, 02/25/2036 (A)	$647	$639
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.454%, 11/25/2037 (A)	477	469
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	385
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/2028	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.473%, 01/20/2035 (A)	69	67
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.693%, 01/20/2035 (A)	86	82
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.363%, 01/20/2036 (A)	1,223	1,199
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.353%, 03/20/2036 (A)	76	75

HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/2036	24	24
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.383%, 03/20/2036 (A)	180	179
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.403%, 03/20/2036 (A)	83	81
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.683%, 03/20/2036 (A)	2,000	1,771
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.403%, 11/20/2036 (A)	686	686
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.921%, 06/25/2035 (A)	19	19
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.554%, 07/25/2034 (A) (C)	108	107
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.524%, 11/25/2035 (A)	801	794
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	111

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Century Home Equity Loan Trust, Ser 2005-3, Cl A2D
0.584%, 07/25/2035 (A)	$486	$484
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.574%, 09/25/2035 (A)	1,450	1,417
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.854%, 03/25/2035 (A)	520	502
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.574%, 10/25/2035 (A)	48	47
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (C)	108	111
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	79	78
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	58	59
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	73	73
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	187	185
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	981	1,010

		16,953

Other Asset-Backed Securities — 4.7%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.004%, 12/27/2022 (A) (C)	155	157
Access Group, Ser 2004-2, Cl A3
0.491%, 10/25/2024 (A)	400	368
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	733	743
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.003%, 02/15/2017 (A)	453	458
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	632
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.903%, 06/15/2017 (A)	286	287
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	495	497

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alm Loan Funding, Ser 2012-7A, Cl A1
1.701%, 10/19/2024 (A) (C)	$450	$452
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (C)	81	81
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.511%, 02/25/2035 (A)	850	870
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.301%, 10/27/2036 (A)	400	402
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	73	73
Centerpoint Energy Transition Bond II, Ser 2005-A
5.090%, 08/01/2015	706	726
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	65	66
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	125	123
CIT Education Loan Trust, Ser 2007-1, Cl A
0.374%, 03/25/2042 (A) (C)	767	710
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/2015	176	176
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	200	200
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.664%, 10/25/2035 (A)	362	359
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.343%, 07/15/2036 (A)	150	129
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (C)	275	284
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (C)	190	197
EFS Volunteer, Ser 2010-1, Cl A2
1.151%, 10/25/2035 (A) (C)	800	764
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2004-FF5, Cl A3C
1.204%, 08/25/2034 (A)	1,160	1,131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	$480	$487
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	625	626
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.553%, 09/15/2016 (A)	838	840
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.583%, 01/15/2018 (A)	507	507
GE Seaco Finance, Ser 2005-1A, Cl A
0.453%, 11/17/2020 (A) (C)	747	737
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043 (C)	186	186
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	146	149
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (C)	193	193
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	150	151
ING Investment Management, Ser 2012-4A, Cl A1
1.563%, 10/15/2023 (A) (C)	450	452
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	496	534
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (C)	200	200
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.454%, 03/25/2032 (A)	250	251
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	938	1,003
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (C)	100	100
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.411%, 10/25/2033 (A)	444	429
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.384%, 03/23/2037 (A)	1,121	1,071
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.378%, 11/23/2022 (A)	932	930

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	101

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.381%, 10/26/2026 (A)	$1,218	$1,216
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.298%, 11/27/2018 (A)	36	36
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.358%, 05/27/2025 (A)	433	415
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.634%, 03/25/2026 (A) (C)	1,289	1,272
Neptune Finance CCS, Ser 2008-1A, Cl A
0.917%, 04/20/2020 (A) (C)	450	448
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (C)	26	27
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.115%, 07/25/2025 (A)	450	454
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (C)	150	150
Oak Hill Credit Partners, Ser 2012-7A, Cl A
1.760%, 11/20/2023 (A) (C)	450	450
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-MHQ1, Cl M2
1.329%, 12/25/2034 (A)	460	452
Park Place Securities, Ser 2004-MCW1, Cl M1
1.142%, 10/25/2034 (A)	233	228
Park Place Securities, Ser 2004-WCW2, Cl M1
0.824%, 10/25/2034 (A)	996	994
PennyMac Loan Trust, Ser 2011-NPL1, Cl A
5.250%, 09/25/2051 (A) (C)	43	43
Real Estate Asset Trust, Ser 2012-3A, Cl A1
2.734%, 11/25/2042 (A) (C)	127	127
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (A)	327	339
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.544%, 10/25/2035 (A)	150	144
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.544%, 05/25/2035 (A)	590	582

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.504%, 03/25/2036 (A)	$350	$325
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (C)	128	128
Resort Finance Timeshare
6.250%, 08/06/2018	338	338
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	474
Scholar Funding Trust, Ser 2011-A, Cl A
1.200%, 10/28/2043 (A) (C)	465	466
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.690%, 05/15/2028 (A)	169	170
SLM Private Education Loan Trust, Ser 2013-1, Cl A2
0.454%, 09/25/2019 (A)	242	242
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.004%, 11/25/2043 (A)	180	174
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.570%, 12/15/2025 (A) (C)	350	346
SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.915%, 10/25/2023 (A) (C)	583	587
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.801%, 04/25/2024 (A) (C)	1,237	1,247
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.501%, 07/27/2026 (A)	289	293
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.401%, 01/25/2023 (A)	120	121
SLM Student Loan Trust, Ser 2006-6, Cl A2
0.381%, 10/25/2022 (A)	216	216
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.371%, 04/25/2022 (A)	119	119
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.301%, 07/25/2017 (A)	196	195
SLM Student Loan Trust, Ser 2007-2, Cl B
0.471%, 07/25/2025 (A)	178	154
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.361%, 01/25/2022 (A)	788	786

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-9, Cl A
1.801%, 04/25/2023 (A)	$564	$587
SLM Student Loan Trust, Ser 2010-1, Cl A
0.604%, 03/25/2025 (A)	443	444
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.603%, 12/15/2023 (A) (C)	887	895
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.954%, 05/26/2026 (A)	200	202
SLM Student Loan Trust, Ser 2012-6, Cl B
1.204%, 04/27/2043 (A)	249	227
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.603%, 08/15/2025 (A) (C)	872	885
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.303%, 12/15/2021 (A) (C)	584	589
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.303%, 08/15/2023 (A) (C)	442	446
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.953%, 10/16/2023 (A) (C)	119	119
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.951%, 06/15/2045 (A) (C)	541	559
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.803%, 08/15/2022 (A) (C)	540	540
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	216	214
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.491%, 10/28/2028 (A)	253	252
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.501%, 04/28/2029 (A)	340	340
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	350	346
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (C)	194	195
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (C)	313	314
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (C)	301	301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.474%, 06/25/2035 (A)	$46	$46
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC2, Cl A2
0.294%, 03/25/2037 (A)	133	132
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.504%, 05/25/2035 (A)	260	256
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.434%, 07/25/2035 (A)	612	607
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.354%, 07/25/2036 (A)	973	950
TAL Advantage I LLC, Ser 2006-1A, Cl N
0.393%, 04/20/2021 (A) (C)	324	318
TAL Advantage I LLC, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (C)	421	433
TAL Advantage I LLC, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (C)	196	202
Textainer Marine Containers, Ser 2005-1A, Cl A
0.450%, 05/15/2020 (A) (C)	217	215
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.603%, 10/15/2015 (A) (C)	137	140
Trinity Rail Leasing, Ser 2004- 1A, Cl A
5.270%, 08/14/2027 (C)	290	321
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (C)	692	752
Triton Container Finance, Ser 2006-1A, Cl N
0.370%, 11/26/2021 (A) (C)	550	540
VOLT, Ser 2012-1A, Cl A1
4.949%, 04/25/2017 (C)	323	323
VOLT, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (C)	274	274
VOLT, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (C)	111	114
VOLT, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017 (C)	104	104

		45,671

Total Asset-Backed Securities (Cost $85,258) ($ Thousands)		87,821

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	103

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands) (1)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FHLB
5.500%, 07/15/2036		300	$402
1.000%, 11/15/2017		210	210
0.110%, 07/17/2013		1,045	1,045
FICO STRIPS, PO
9.800%, 11/30/2017		875	1,229
9.700%, 04/05/2019		320	475
8.600%, 09/26/2019		845	1,219
3.208%, 12/06/2017 (B)		660	626
2.863%, 05/02/2016 (B)		515	504
2.210%, 12/06/2018 (B)		1,565	1,439
2.000%, 10/06/2017		360	343
1.593%, 09/26/2019 (B)		100	90
1.315%, 05/11/2018 (B)		560	531
FNMA
5.375%, 06/12/2017		50	60
3.460%, 06/01/2017 (B)		600	577
2.027%, 10/09/2019 (B)		1,000	886
0.500%, 01/29/2016		1,825	1,826
Resolution Funding STRIPS
2.857%, 07/15/2020 (B)		700	623
Tennessee Valley Authority
5.880%, 04/01/2036		250	342
5.250%, 09/15/2039		40	51
4.625%, 09/15/2060		60	68
U.S. Treasury STRIPS
2.875%, 05/15/2035		100	49
2.778%, 11/15/2034		200	100
1.460%, 02/15/2021 (B)		430	381

Total U.S. Government Agency Obligations (Cost $12,465) ($ Thousands)			13,076

SOVEREIGN DEBT — 0.8%
Colombia Government International Bond
2.625%, 03/15/2023		335	322
FMS Wertmanagement AoeR
1.000%, 11/21/2017		200	200
Israel Government AID Bond
2.400%, 11/15/2019		500	453
2.311%, 03/15/2019		1,000	926
Mexico Cetes (B)
4.220%, 04/04/2013	MXP	158,100	1,279
4.000%, 06/13/2013	MXP	124,600	1,000
Mexico Government International Bond
5.750%, 10/12/2110		529	580
4.750%, 03/08/2044		60	62
Province of Manitoba Canada
2.125%, 04/22/2013		46	46
Province of Quebec Canada
6.350%, 01/30/2026		70	95
2.625%, 02/13/2023		1,210	1,215

Description	Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

Slovakia Government International Bond
4.375%, 05/21/2022 (C)	705	$744
Slovenia Government International Bond
5.500%, 10/26/2022 (C)	200	192
Spain Government International Bond MTN
4.000%, 03/06/2018 (C)	595	589
United Mexican States MTN
6.050%, 01/11/2040	100	124

Total Sovereign Debt (Cost $7,653) ($ Thousands)		7,827

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/2050	80	108
City of Houston, Ser A, GO
6.290%, 03/01/2032	475	599
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	25	32
County of Clark, Ser C, RB
6.820%, 07/01/2045	240	337
Los Angeles, Community College District, GO
6.750%, 08/01/2049	220	310
New Jersey State, Turnpike Authority, Ser C, RB
7.102%, 01/01/2041	283	399
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	273	371
Ohio State University, Ser A, RB
4.800%, 06/01/2111	253	269
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB
13.224%, 05/01/2046 (A)	900	859
Port Authority of New York & New Jersey, RB
5.647%, 11/01/2040	105	128
4.458%, 10/01/2062	310	310
State of California, GO
7.600%, 11/01/2040	200	293
7.300%, 10/01/2039	220	305
6.650%, 03/01/2022	500	630
6.200%, 03/01/2019	300	365
State of Illinois, GO
5.877%, 03/01/2019	120	138
5.665%, 03/01/2018	730	834
5.365%, 03/01/2017	145	162
5.100%, 06/01/2033	1,310	1,290

Total Municipal Bonds (Cost $6,738) ($ Thousands)		7,739

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bonds
7.625%, 02/15/2025	$1,485	$2,358
6.375%, 08/15/2027	50	74
6.125%, 08/15/2029	50	74
5.000%, 05/15/2037	100	136
4.750%, 02/15/2037	100	132
4.500%, 05/15/2038	591	753
3.125%, 11/15/2041 to 02/15/2042	13,770	21,986
3.000%, 05/15/2042	1,210	1,185
2.750%, 08/15/2042 to 11/15/2042	17,174	15,930
2.625%, 11/15/2020	100	109
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	107	150
2.125%, 02/15/2040 to 02/15/2041	1,270	1,795
1.875%, 07/15/2013	1,034	1,055
1.250%, 04/15/2014	522	540
0.750%, 02/15/2042	214	223
0.500%, 04/15/2015	834	876
0.125%, 04/15/2016 to 04/15/2017	7,133	7,643
U.S. Treasury Notes
3.625%, 02/15/2021	400	466
3.500%, 05/15/2020	700	808
3.375%, 07/31/2013	2,500	2,527
3.125%, 05/15/2021	1,050	1,182
2.750%, 10/31/2013	14,060	14,165
2.750%, 11/30/2016	218	236
2.625%, 08/15/2020	400	437
2.000%, 02/15/2023	6,458	6,540
1.875%, 02/28/2014	500	508
1.750%, 03/31/2014	1,589	1,614
1.625%, 11/15/2022	11,860	11,650
1.500%, 12/31/2013 to 08/31/2018	2,575	2,606
1.375%, 11/30/2015 to 01/31/2020	16,602	16,834
1.250%, 03/15/2014 to 02/29/2020	11,754	11,785
1.125%, 06/15/2013	2,731	2,737
1.000%, 11/30/2019	800	792
0.875%, 04/30/2017 to 01/31/2018	9,755	9,824
0.750%, 06/30/2017 to 02/28/2018	37,057	37,154
0.375%, 04/15/2015 to 03/15/2016	7,575	7,587
0.250%, 04/30/2014 to 10/15/2015	26,959	26,949
0.125%, 12/31/2014	2,020	2,017

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury STRIPS (B)
6.292%, 05/15/2024	$200	$156
4.978%, 11/15/2027	1,520	1,026
4.917%, 05/15/2026	100	72
4.863%, 11/15/2031	50	28
4.789%, 08/15/2027	700	474
4.750%, 05/15/2027	515	353
4.741%, 05/15/2028	600	394
4.591%, 05/15/2036	100	47
4.589%, 08/15/2030	325	194
4.587%, 02/15/2024	75	59
4.576%, 05/15/2034	175	90
4.555%, 05/15/2029	100	63
4.536%, 02/15/2034	250	129
4.509%, 02/15/2028	653	433
4.453%, 08/15/2033	300	159
4.422%, 11/15/2030	950	562
4.390%, 05/15/2033	425	227
4.371%, 02/15/2030	1,000	610
4.287%, 02/15/2017	3,660	3,578
4.269%, 11/15/2024	150	114
4.264%, 11/15/2026	1,100	770
4.231%, 11/15/2029	400	247
4.221%, 05/15/2030	200	121
4.176%, 02/15/2032	150	84
4.147%, 11/15/2033	450	235
4.097%, 11/15/2020	820	734
4.050%, 05/15/2019	875	820
4.029%, 08/15/2019	1,350	1,257
3.964%, 11/15/2032	250	136
3.888%, 02/15/2027	1,350	935
3.720%, 05/15/2031	185	107
3.718%, 11/15/2017	650	628
3.704%, 08/15/2018	400	381
3.560%, 08/15/2020	3,550	3,206
3.301%, 11/15/2016	200	196
3.135%, 05/15/2018	250	239
3.087%, 02/15/2018	925	890
3.069%, 05/15/2020	4,274	3,890
2.890%, 08/15/2026	47	33
2.727%, 02/15/2035	100	50
2.721%, 02/15/2015	100	99
2.704%, 08/15/2021	250	218
2.088%, 11/15/2021	950	819
1.862%, 05/15/2021	2,550	2,242
1.800%, 02/15/2022	200	171
1.474%, 02/15/2020	1,700	1,559
U.S. Treasury Bills (B)
0.133%, 05/16/2013	700	700
0.080%, 05/23/2013	55	55
0.052%, 04/04/2013	10	10

Total U.S. Treasury Obligations (Cost $239,516) ($ Thousands)		243,037

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	105

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2013

Description	Shares/Face Amount ($ Thousands)/ Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 6.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	65,238,747	$65,239

Total Cash Equivalent (Cost $65,239) ($ Thousands)		65,239

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
0.120%**† (F)	9,349,087	9,349

Total Affiliated Partnership (Cost $9,349) ($ Thousands)		9,349

COMMERCIAL PAPER — 0.4%
RBS Holdings USA
0.351%, 08/20/2013 (B) (C)	$1,795	1,793
UBS Finance Delaware
0.230%, 06/21/2013 (B)	1,765	1,764

Total Commercial Paper (Cost $3,557) ($ Thousands)		3,557

Total Investments — 108.3% (Cost $1,008,190) ($ Thousands)		$1,044,452

PURCHASED OPTION*‡‡ — 0.0%
June 2017, Eurodollar 2-Year Midcurve Call, Expires: 06/17/2013, Strike Price: $98.375, Expires 06/22/13	21	2

Total Purchased Option (Cost $8) ($ Thousands)		2

WRITTEN OPTIONS*‡‡ — 0.0%
June 2013, Eurodollar 3-Year Midcurve Put, Expires: 06/14/2013, Strike Price: $98.125, Expires 06/22/13	(21)	—
May 2013, U.S.10-Year Bond Future Call Option, Expires: 05/24/2013, Strike Price: $133.00, Expires 05/18/13	(23)	(9)
November 2020, U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%, Expires 11/21/20	(1,490,000)	(2)

Total Written Options (Premiums Received $(29)) ($ Thousands)		(11)

The list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	52	Sep-2014	$2
90-Day Euro$	(52)	Sep-2015	(5)
U.S. 10-Year Treasury Note	(259)	Jun-2013	(191)
U.S. 10-Year Treasury Note	13	Jun-2013	14
U.S. 5-Year Treasury Note	(202)	Jun-2013	(91)
U.S. Long Treasury Bond	13	Jun-2013	27
U.S. Long Treasury Bond	(31)	Jun-2013	(89)
U.S. Ultra Long Treasury Bond	(50)	Jul-2013	64
U.S. Ultra Long Treasury Bond	6	Jul-2013	(4)

			$(273)

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/4/13-6/13/13	MXP	28,270	USD	2,218	$(63)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Barclays PLC	$(1,002)	$990	$(12)
JPMorgan Chase Bank	(1,279)	1,228	(51)

			$(63)

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

A list of outstanding swap agreements held by the Fund at March 31, 2013, is as follows

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/27	415	$(3)
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/27	420	1
Citigroup	2.71%	3-Month LIBOR	08/15/42	830	45

					$43

For the period ended March 31, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $964,147 ($ Thousands)

*	Non-Income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

‡	Real Estate Investment Trust.

‡‡	For the period ended March 31, 2013 the total amount of all open purchased options and written options, as presented in the schedule of investments, are representative of the volume of activity for these derivatives during the period.

†	Investment in Affiliated Security.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $9,106 ($ Thousands).

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2013 was $9,349 ($ Thousands)

ABS — Asset-Based Security

AID — Adjustable Rate Mortgage

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

Ltd — Limited

LIBOR — London Inter-Bank Offer Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Re-Remic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$383,058	$—	$383,058
Corporate Obligations	—	223,749	—	223,749
Asset-Backed Securities	—	87,821	—	87,821
U.S. Government Agency
Obligations	—	13,076	—	13,076
Sovereign Debt	—	7,827	—	7,827
Municipal Bonds	—	7,739	—	7,739
U.S. Treasury Obligations	—	243,037	—	243,037
Affiliated Partnership	—	9,349	—	9,349
Cash Equivalent	65,239	—	—	65,239
Commercial Paper	—	3,557	—	3,557

Total Investments in Securities	$65,239	$979,213	$—	$1,044,452

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2	$—	$—	$2
Written Options	(11)	—	—	(11)
Futures Contracts*	(273)	—	—	(273)
Forwards Contracts*	—	(63)	—	(63)
Interest Rate Swaps*	—	43	—	43

Total Other Financial Instruments	$(282)	$(20)	$—	$(302)

*	Futures contracts, Forwards contracts and Swaps are valued at the unrealized appreciation (depreciation) on the instruments.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	107

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS — 75.3%

Consumer Discretionary — 19.0%
Academy
9.250%, 08/01/2019 (A)	$655	$739
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)	150	1
0.000%, 01/15/2009 (B)	225	2
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/2004 (B)	25	—
Affinion Group
11.500%, 10/15/2015	525	458
Affinity Gaming
9.000%, 05/15/2018 (A)	2,570	2,743
Allison Transmission
7.125%, 05/15/2019 (A)	1,145	1,232
AMC Entertainment
9.750%, 12/01/2020	1,215	1,402
8.750%, 06/01/2019	520	571
AMC Networks
4.750%, 12/15/2022	745	741
American Axle & Manufacturing
6.250%, 03/15/2021	340	348
American Axle & Manufacturing Holdings
9.250%, 01/15/2017 (A)	80	88
7.750%, 11/15/2019	595	657
American Standard Americas
10.750%, 01/15/2016 (A)	1,915	1,987
AmeriGas Finance
7.000%, 05/20/2022	7,495	8,151
Ameristar Casinos
7.500%, 04/15/2021	1,225	1,343
Armored Autogroup
9.250%, 11/01/2018	2,935	2,619
Ashtead Capital
6.500%, 07/15/2022 (A)	3,110	3,378

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Aventine (Escrow Security) PIK
0.000%, 10/15/2049 (B) (E) (F) (J)	$2,750	$1

Avis Budget Car Rental
9.625%, 03/15/2018	100	113
8.250%, 01/15/2019	1,900	2,107
5.500%, 04/01/2023 (A)	1,730	1,726
4.875%, 11/15/2017 (A)	345	354
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	1,090	839
BC Mountain
7.000%, 02/01/2021 (A)	925	980
Beazer Homes USA
9.125%, 06/15/2018	2,820	3,031
7.250%, 02/01/2023 (A)	395	403
6.625%, 04/15/2018	1,775	1,917
Belo
7.750%, 06/01/2027	1,675	1,784
Block Communications
7.250%, 02/01/2020 (A)	655	712
Brands
6.625%, 04/01/2021	485	548
5.625%, 02/15/2022	1,275	1,351
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (A) (B)	2,175	674
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	9,625	10,684
Burlington Holdings
9.000%, 02/15/2018 (A)	270	274
Cablevision Systems
8.625%, 09/15/2017	605	705
7.750%, 04/15/2018	1,192	1,337
Caesars Entertainment Operating
9.000%, 02/15/2020 (A)	950	956
8.500%, 02/15/2020	3,710	3,664
Caesars Operating Escrow
9.000%, 02/15/2020 (A)	495	498
9.000%, 02/15/2020 (A)	365	367
Carmike Cinemas
7.375%, 05/15/2019	750	823
CCO Holdings
8.125%, 04/30/2020	653	730
7.875%, 04/30/2018	505	537
7.375%, 06/01/2020	930	1,031
7.000%, 01/15/2019	3,065	3,303
5.250%, 03/15/2021	365	363
5.250%, 09/30/2022	1,325	1,302
5.125%, 02/15/2023	750	727
CDR DB Sub
7.750%, 10/15/2020 (A)	1,590	1,634
Cedar Fair
5.250%, 03/15/2021 (A)	3,500	3,478
Cengage Learning Acquisitions
11.500%, 04/15/2020 (A)	270	202

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Cequel Communications Holdings I
6.375%, 09/15/2020 (A)	$3,180	$3,299
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	575	602
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,130	3,944
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (A)	963	905
Chrysler Group
8.250%, 06/15/2021	2,890	3,226
8.000%, 06/15/2019	820	899
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A) (B)	1,837	1,084
Cinemark USA
7.375%, 06/15/2021	565	631
5.125%, 12/15/2022 (A)	1,390	1,397
CityCenter Holdings
7.625%, 01/15/2016	1,086	1,166
CityCenter Holdings PIK
10.750%, 01/15/2017	670	740
CKE Holdings PIK
10.500%, 03/14/2016 (A)	2,817	2,979
Claire’s Stores
9.000%, 03/15/2019 (A)	1,550	1,751
8.875%, 03/15/2019	685	723
Clear Channel Communications
9.000%, 12/15/2019 (A)	529	509
9.000%, 03/01/2021	3,390	3,165
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,880	1,962
7.625%, 03/15/2020	225	233
6.500%, 11/15/2022 (A)	4,385	4,626
6.500%, 11/15/2022 (A)	895	933
Columbus International
11.500%, 11/20/2014 (A)	1,295	1,444
Continental Rubber of America
4.500%, 09/15/2019 (A)	1,045	1,069
CSC Holdings
8.625%, 02/15/2019	1,980	2,376
6.750%, 11/15/2021	2,225	2,495
Dana Holding
6.750%, 02/15/2021	1,108	1,213
6.500%, 02/15/2019	700	751
Dave & Buster’s
11.000%, 06/01/2018	2,665	3,015
Dave & Buster’s Parent
11.786%, 02/15/2016 (A)	8,130	6,250
DCP
10.750%, 08/15/2015 (A)	2,220	2,342
Delphi
6.125%, 05/15/2021	1,795	1,974

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Dex One PIK
12.000%, 01/29/2017 (B)	$1,032	$444
Diamond Resorts
12.000%, 08/15/2018	3,000	3,315
DineEquity
9.500%, 10/30/2018	3,435	3,916
DISH DBS
7.875%, 09/01/2019	3,315	3,928
6.750%, 06/01/2021	1,365	1,515
5.875%, 07/15/2022	2,505	2,627
5.000%, 03/15/2023 (A)	1,240	1,220
4.625%, 07/15/2017	295	306
Easton-Bell Sports
9.750%, 12/01/2016	1,535	1,654
Eldorado Resorts
8.625%, 06/15/2019(A)	4,615	4,552
Empire Today
11.375%, 02/01/2017 (A)	2,105	2,192
Entravision Communications
8.750%, 08/01/2017	793	860
Ferrellgas
9.125%, 10/01/2017	2,100	2,252
6.500%, 05/01/2021	325	336
FGI Operating
7.875%, 05/01/2020 (A)	695	730
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A) (B)	3,125	2
Goodyear Tire & Rubber
8.750%, 08/15/2020	390	447
8.250%, 08/15/2020	1,340	1,482
6.500%, 03/01/2021	1,695	1,748
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,700	4,144
GRD Holdings III
10.750%, 06/01/2019 (A)	3,465	3,643
Greektown Superholdings
13.000%, 07/01/2015	1,840	1,973
13.000%, 07/01/2015	2,740	2,939
Griffey Intermediate
7.000%, 10/15/2020 (A)	1,310	1,336
GWR Operating Partnership LLP
10.875%, 04/01/2017	465	525
Gymboree
9.125%, 12/01/2018	885	833
Hanesbrands
6.375%, 12/15/2020	1,240	1,350
Harrah’s Operating
11.250%, 06/01/2017	1,435	1,526
10.000%, 12/15/2018	2,658	1,811
HDTFS
5.875%, 10/15/2020 (A)	530	559
Hertz
7.500%, 10/15/2018	1,260	1,391

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	109

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

5.875%, 10/15/2020	$90	$95
Hillman Group
10.875%, 06/01/2018 (A)	2,040	2,244
10.875%, 06/01/2018	885	973
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,330	1,317
inVentiv Health (A)
11.000%, 08/15/2018	370	316
10.000%, 08/15/2018	555	475
9.000%, 01/15/2018	670	703
Isle Capri Casinos
5.875%, 03/15/2021	525	525
J. Crew Group
8.125%, 03/01/2019	995	1,070
Jaguar Land Rover
8.125%, 05/15/2021 (A)	1,305	1,468
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	310	322
Jarden
7.500%, 05/01/2017	580	656
7.500%, 01/15/2020	215	234
JC Penney
7.950%, 04/01/2017	335	316
6.375%, 10/15/2036	630	473
5.750%, 02/15/2018	795	676
Knowledge Learning
7.750%, 02/01/2015 (A)	1,000	980
Landry’s
9.375%, 05/01/2020 (A)	1,340	1,444
Laureate Education
9.250%, 09/01/2019 (A)	2,300	2,556
Lear
4.750%, 01/15/2023 (A)	888	866
Levi Strauss
6.875%, 05/01/2022	1,515	1,659
Libbey Glass
6.875%, 05/15/2020	560	604
Liberty Media LLC
8.250%, 02/01/2030 (A)	4,035	4,438
Lions Gate Entertainment
10.250%, 11/01/2016 (A)	3,565	3,890
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,700	1,828
Liz Claiborne
10.500%, 04/15/2019 (A)	1,595	1,796
M/I Homes
8.625%, 11/15/2018	1,820	2,020
Marina District Finance
9.875%, 08/15/2018	1,565	1,612
McClatchy
9.000%, 12/15/2022 (A)	2,370	2,571
MCE Finance
5.000%, 02/15/2021 (A)	600	606

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

McGraw-Hill Global Education Holdings
9.750%, 04/01/2021 (A)	$370	$366
MDC Partners
11.000%, 11/01/2016 (A)	4,820	5,350
6.750%, 04/01/2020 (A)	5,085	5,136
Meritage Homes
7.000%, 04/01/2022	290	323
MGM Resorts International
11.375%, 03/01/2018	2,930	3,728
8.625%, 02/01/2019	2,575	3,000
6.750%, 10/01/2020 (A)	1,055	1,118
6.625%, 12/15/2021	3,030	3,178
Michaels Stores
11.375%, 11/01/2016	280	293
7.750%, 11/01/2018	1,510	1,650
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
MTR Gaming Group
11.500%, 08/01/2019	5,545	5,753
Nara Cable Funding (A)
8.875%, 12/01/2018)	1,130	1,184
8.875%, 12/01/2018	440	454
NCL
5.000%, 02/15/2018 (A)	1,098	1,119
Netflix
5.375%, 02/01/2021 (A)	525	521
New Academy Finance PIK
8.000%, 06/15/2018 (A)	1,100	1,139
Nexstar Broadcasting
8.875%, 04/15/2017	605	666
6.875%, 11/15/2020 (A)	1,695	1,788
Nielsen Finance
4.500%, 10/01/2020 (A)	1,290	1,288
Norcraft
10.500%, 12/15/2015	865	906
Ono Finance II
10.875%, 07/15/2019 (A)	690	714
Party City Holdings
8.875%, 08/01/2020 (A)	2,675	2,936
Petco Animal Supplies
9.250%, 12/01/2018 (A)	830	915
Pinnacle Entertainment
7.750%, 04/01/2022	595	639
Quebecor Media
5.750%, 01/15/2023 (A)	680	694
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B) (I)	1,725	15
0.000%, 03/15/2016 (B) (I)	1,915	17
Quiksilver
6.875%, 04/15/2015	1,455	1,453
Radio Systems
8.375%, 11/01/2019 (A)	965	1,020

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Reynolds Group
6.875%, 02/15/2021	$2,000	$2,130
Reynolds Group Issuer
9.875%, 08/15/2019 (A)	7,645	8,381
9.000%, 04/15/2019	3,605	3,812
7.875%, 08/15/2019 (A)	210	232
5.750%, 10/15/2020	4,560	4,646
Roadhouse Financing
10.750%, 10/15/2017	4,270	3,992
RSC Equipment Rental
8.250%, 02/01/2021	3,806	4,310
RSI Home Products
6.875%, 03/01/2018 (A)	175	178
Sally Holdings
6.875%, 11/15/2019	3,251	3,600
5.750%, 06/01/2022	555	579
Sealy Mattress
10.875%, 04/15/2016 (A)	213	225
8.250%, 06/15/2014	3,486	3,499
Seneca Gaming
8.250%, 12/01/2018 (A)	3,905	4,178
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	3,735	3,880
Service International
7.625%, 10/01/2018	375	440
7.500%, 04/01/2027	625	694
7.000%, 05/15/2019	550	597
Seven Seas Cruises S de RL
9.125%, 05/15/2019	1,450	1,570
Sinclair Television Group
9.250%, 11/01/2017 (A)	725	786
8.375%, 10/15/2018	275	307
6.125%, 10/01/2022 (A)	625	655
5.375%, 04/01/2021 (A)	4,145	4,114
Sitel
11.000%, 08/01/2017 (A)	1,135	1,200
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,300	3,304
Spectrum Brands
6.750%, 03/15/2020	400	432
Spectrum Brands Escrow (A)
6.625%, 11/15/2022	1,385	1,503
6.375%, 11/15/2020	790	848
Stanadyne Holdings
12.000%, 02/15/2015 (C)	1,700	1,194
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,915	1,903
Standard Pacific
10.750%, 09/15/2016	445	552
Stewart Enterprises
6.500%, 04/15/2019	425	454
Suburban Propane Partners
7.500%, 10/01/2018	1,525	1,655

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Sugarhouse HSP Gaming
8.625%, 04/15/2016 (A)	$1,225	$1,311
Taylor Morrison Communities (A)
7.750%, 04/15/2020	1,315	1,410
7.750%, 04/15/2020	20	21
Tempur-Pedic International
6.875%, 12/15/2020 (A)	1,295	1,382
Tenneco
6.875%, 12/15/2020	480	527
Toys R Us
10.375%, 08/15/2017	1,245	1,262
Travelport LLC
11.875%, 09/01/2016	495	421
Truven Health Analytics
10.625%, 06/01/2020 (A)	495	564
TRW Automotive
4.500%, 03/01/2021 (A)	1,600	1,624
UCI International
8.625%, 02/15/2019	1,085	1,123
United Rentals North America
9.250%, 12/15/2019	420	479
8.375%, 09/15/2020	855	953
7.625%, 04/15/2022	720	805
7.375%, 05/15/2020	525	583
6.125%, 06/15/2023	260	278
5.750%, 07/15/2018	220	238
Unitymedia Hessen GmbH & KG (A)
7.500%, 03/15/2019	1,500	1,641
5.500%, 01/15/2023	3,655	3,756
Univision Communications (A)
8.500%, 05/15/2021	3,480	3,758
7.875%, 11/01/2020	2,350	2,585
6.875%, 05/15/2019	250	268
6.750%, 09/15/2022	3,000	3,240
Vail Resorts
6.500%, 05/01/2019	1,190	1,277
Videotron
5.000%, 07/15/2022 (A)	1,975	2,005
Viking Cruises
8.500%, 10/15/2022 (A)	160	176
Visant
10.000%, 10/01/2017	635	579
Visteon
6.750%, 04/15/2019	1,036	1,109
WMG Acquisition
11.500%, 10/01/2018	3,370	3,956
6.000%, 01/15/2021 (A)	835	875
Wok Acquisition
10.250%, 06/30/2020 (A)	2,930	3,135
Wolverine World Wide
6.125%, 10/15/2020 (A)	105	111
XM Satellite Radio
7.625%, 11/01/2018 (A)	2,225	2,456

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	111

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Yonkers Racing
11.375%, 07/15/2016 (A)	$1,350	$1,448

		386,176

Consumer Staples — 3.5%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	705	751
ARAMARK
5.750%, 03/15/2020 (A)	3,805	3,891
Beverages & More
9.625%, 10/01/2014 (A)	1,000	1,030
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,340
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,616	2,877
Central Garden and Pet
8.250%, 03/01/2018	5,020	5,171
Chiquita Brands International
7.875%, 02/01/2021 (A)	285	299
Cott Beverages
8.125%, 09/01/2018	950	1,038
Del Monte
7.625%, 02/15/2019	5,340	5,540
Dufry Finance SCA
5.500%, 10/15/2020 (A)	415	432
Elizabeth Arden
7.375%, 03/15/2021	200	222
Fleming
10.125%, 04/01/2008 (B)	1,043	—
Harbinger Group
7.875%, 07/15/2019 (A)	2,550	2,690
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	4,375	4,380
JBS USA
8.250%, 02/01/2020 (A)	1,315	1,437
Land O’ Lakes
6.000%, 11/15/2022 (A)	283	302
Michael Foods
9.750%, 07/15/2018	1,010	1,124
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	930	960
NBTY
9.000%, 10/01/2018	1,250	1,397
New Albertsons
8.000%, 05/01/2031	4,220	3,418
Pantry
8.375%, 08/01/2020 (A)	1,325	1,421
Pilgrim’s Pride
7.875%, 12/15/2018	935	1,011
Post Holdings
7.375%, 02/15/2022	1,255	1,373
Rite Aid
9.250%, 03/15/2020	5,665	6,394

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

8.000%, 08/15/2020	$4,645	$5,249
7.700%, 02/15/2027	2,345	2,275
7.500%, 03/01/2017	545	561
Spectrum Brands Holdings
9.500%, 06/15/2018	1,150	1,302
SuperValu
8.000%, 05/01/2016	6,045	6,287
US Foods
8.500%, 06/30/2019 (A)	4,005	4,250
Vector Group
7.750%, 02/15/2021 (A)		721

		70,143

Energy — 9.5%
Access Midstream Partners
4.875%, 05/15/2023	1,660	1,639
American Petroleum Tankers Parent
10.250%, 05/01/2015	878	906
Antero Resources Finance
6.000%, 12/01/2020 (A)	1,400	1,463
Arch Coal
8.750%, 08/01/2016	220	229
7.250%, 06/15/2021	880	790
7.000%, 06/15/2019	450	406
Atlas Pipeline Escrow
6.625%, 10/01/2020 (A)	1,779	1,855
Atlas Pipeline Partners (A)
6.625%, 10/01/2020	545	568
5.875%, 08/01/2023	2,860	2,846
Atwood Oceanics
6.500%, 02/01/2020	350	381
Berry Petroleum
6.375%, 09/15/2022	330	351
Bill Barrett
7.625%, 10/01/2019	2,200	2,337
7.000%, 10/15/2022	1,500	1,571
Bluewater Holding BV
3.303%, 07/17/2014 (A) (D)	1,200	1,167
BreitBurn Energy Partners
8.625%, 10/15/2020	950	1,050
7.875%, 04/15/2022 (A)	4,010	4,291
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,590	2,901
Carrizo Oil & Gas
7.500%, 09/15/2020	375	400
Chaparral Energy
8.250%, 09/01/2021	1,430	1,619
Chesapeake Energy
6.625%, 08/15/2020	2,340	2,556
6.125%, 02/15/2021	245	261
5.750%, 03/15/2023	990	1,004
5.375%, 06/15/2021	300	301

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Chesapeake Midstream Partners
6.125%, 07/15/2022	$225	$241
5.875%, 04/15/2021	1,280	1,357
Comstock Resources
7.750%, 04/01/2019	1,955	2,062
Consol Energy
8.250%, 04/01/2020	450	498
8.000%, 04/01/2017	650	702
Copano Energy
7.750%, 06/01/2018	635	666
7.125%, 04/01/2021	580	670
Crestwood Midstream Partners
7.750%, 04/01/2019	3,750	3,909
Crosstex Energy
8.875%, 02/15/2018	2,365	2,560
7.125%, 06/01/2022 (A)	650	689
Denbury Resources
8.250%, 02/15/2020	1,030	1,154
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,385	1,399
Eagle Rock Energy Partners
8.375%, 06/01/2019	7,010	7,396
El Paso
7.750%, 01/15/2032	295	330
7.250%, 06/01/2018	310	356
EP Energy
9.375%, 05/01/2020	1,540	1,779
7.750%, 09/01/2022	1,255	1,387
6.875%, 05/01/2019	3,000	3,285
EV Energy Partners
8.000%, 04/15/2019	1,310	1,382
Exterran Holdings
7.250%, 12/01/2018	4,140	4,450
Exterran Partners
6.000%, 04/01/2021 (A)	1,940	1,933
Foresight Energy
9.625%, 08/15/2017 (A)	1,790	1,938
Forest Oil
7.500%, 09/15/2020 (A)	7,840	8,271
7.250%, 06/15/2019	1,015	1,015
Genesis Energy
5.750%, 02/15/2021 (A)	1,585	1,636
Halcon Resources
8.875%, 05/15/2021 (A)	8,102	8,730
Hercules Offshore (A)
10.500%, 10/15/2017	1,890	2,051
10.250%, 04/01/2019	365	406
Hiland Partners
7.250%, 10/01/2020 (A)	844	922
Hilcorp Energy I (A)
8.000%, 02/15/2020	765	840
7.625%, 04/15/2021	505	555
Holly Energy Partners
6.500%, 03/01/2020 (A)	400	425

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

James River Coal
7.875%, 04/01/2019	$835	$401
Kodiak Oil & Gas
8.125%, 12/01/2019	2,235	2,526
5.500%, 01/15/2021 (A)	585	613
Laredo Petroleum
9.500%, 02/15/2019	3,601	4,069
7.375%, 05/01/2022	765	838
Legacy Reserves
8.000%, 12/01/2020 (A)	1,985	2,054
Linn Energy
8.625%, 04/15/2020	1,865	2,056
7.750%, 02/01/2021	1,300	1,394
6.500%, 05/15/2019	380	398
6.250%, 11/01/2019 (A)	2,430	2,485
Magnum Hunter Resources (A)
9.750%, 05/15/2020	1,710	1,795
9.750%, 05/15/2020	480	504
MarkWest Energy Partners
5.500%, 02/15/2023	730	765
4.500%, 07/15/2023	495	484
MEG Energy (A)
6.500%, 03/15/2021	616	656
6.375%, 01/30/2023	4,180	4,347
Midstates Petroleum
10.750%, 10/01/2020 (A)	4,573	5,076
Milagro Oil & Gas
10.500%, 05/15/2016	1,700	1,326
Millennium Offshore Services Superholdings
9.500%, 02/15/2018 (A)	925	934
Murray Energy
10.250%, 10/15/2015 (A)	1,020	1,024
Newfield Exploration
6.875%, 02/01/2020	625	670
Oasis Petroleum
7.250%, 02/01/2019	925	1,004
Ocean Rig
9.500%, 04/27/2016 (A)	5,500	5,775
Offshore Group Investment
7.125%, 04/01/2023 (A)	660	675
PDC Energy
7.750%, 10/15/2022 (A)	2,090	2,215
Peabody Energy
6.250%, 11/15/2021	1,725	1,794
6.000%, 11/15/2018	840	892
Penn Virginia
10.375%, 06/15/2016	400	425
7.250%, 04/15/2019	2,175	2,170
Penn Virginia Resource Partners
8.375%, 06/01/2020	485	509
8.375%, 06/01/2020 (A)	2,495	2,620
8.250%, 04/15/2018	1,000	1,060

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	113

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Pioneer Drilling
9.875%, 03/15/2018	$1,620	$1,774
Plains Exploration & Production
6.875%, 02/15/2023	800	906
6.500%, 11/15/2020	2,065	2,282
QR Energy
9.250%, 08/01/2020 (A)	665	705
Range Resources
5.000%, 08/15/2022	2,910	2,968
5.000%, 03/15/2023 (A)	3,595	3,676
Regency Energy Partners
6.875%, 12/01/2018	3,315	3,613
5.500%, 04/15/2023	665	712
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	1,820	1,784
Sabine Pass Liquefaction
5.625%, 02/01/2021 (A)	940	975
Samson Investment
9.750%, 02/15/2020 (A)	1,970	2,093
SandRidge Energy
8.125%, 10/15/2022	2,069	2,209
7.500%, 03/15/2021	4,006	4,166
7.500%, 02/15/2023	4,145	4,300
SESI
7.125%, 12/15/2021	3,000	3,356
Targa Resources Partners
7.875%, 10/15/2018	1,845	2,020
5.250%, 05/01/2023 (A)	1,775	1,846
Tesoro Logistics
5.875%, 10/01/2020 (A)	650	686
Trinidad Drilling
7.875%, 01/15/2019 (A)	795	863
Vanguard Natural Resources
7.875%, 04/01/2020	955	1,024
Western Refining
6.250%, 04/01/2021 (A)	250	256
WPX Energy
6.000%, 01/15/2022	780	817

		192,471

Financials — 8.0%
Ally Financial
8.000%, 11/01/2031	2,340	2,960
6.250%, 12/01/2017	3,450	3,858
5.500%, 02/15/2017	1,795	1,942
American International Group
8.175%, 05/15/2058 (D)	1,835	2,470
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	2,170	2,230
Bank of America
8.000%, 12/29/2049 (D)	1,675	1,882
Barclays Bank
7.625%, 11/21/2022	1,310	1,292

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Cemex Finance
9.500%, 12/14/2016 (A)	$1,720	$1,862
CEVA Group (A)
11.625%, 10/01/2016	2,925	3,042
11.500%, 04/01/2018	2,500	2,287
CIT Group
6.625%, 04/01/2018 (A)	250	285
5.500%, 02/15/2019 (A)	1,760	1,932
5.250%, 03/15/2018	1,360	1,469
5.000%, 05/15/2017	445	477
4.250%, 08/15/2017	2,040	2,132
City National Bank
9.000%, 08/12/2019	3,384	4,145
CNH Capital
6.250%, 11/01/2016	490	541
Corrections Corp of America ‡ (A)
4.625%, 05/01/2023	225	230
4.125%, 04/01/2020	225	229
Credit Acceptance
9.125%, 02/01/2017	4,700	5,111
E*TRADE Financial
6.375%, 11/15/2019	1,380	1,459
EPR Properties ‡
5.750%, 08/15/2022	790	863
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	950	969
Geo Group
5.125%, 04/01/2023 ‡ (A)	1,220	1,232
Global Investments Group Finance
11.000%, 09/24/2017 (A)	2,800	2,758
HBOS Capital Funding
0.948%, 06/30/2049 (A) (D)	5,725	5,088
Hub International
8.125%, 10/15/2018 (A)	5,340	5,620
Icahn Enterprises
8.000%, 01/15/2018	4,750	5,083
7.750%, 01/15/2016	1,940	2,020
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (D)	1,745	1,645
ING Groep
5.775%, 12/29/2049 (D)	2,890	2,746
Interactive Data
10.250%, 08/01/2018	930	1,056
Ironshore Holdings US
8.500%, 05/15/2020 (A)	4,600	5,266
Jefferies Finance
7.375%, 04/01/2020 (A)	765	778
Jefferies Group
8.500%, 07/15/2019	680	847
5.125%, 01/20/2023	1,125	1,191
Kennedy-Wilson
8.750%, 04/01/2019 (A)	1,015	1,096
8.750%, 04/01/2019	2,500	2,700

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Lancashire Holdings
5.700%, 10/01/2022 (A)	$1,040	$1,032
Liberty Mutual Group
7.000%, 03/15/2037 (A) (D)	1,365	1,406
Lloyds Banking Group
6.267%, 11/14/2016 (A) (D)	1,265	958
5.920%, 09/29/2049 (A) (D)	845	636
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,200	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,380	1,377
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,408
Nationstar Mortgage (A)
9.625%, 05/01/2019	4,230	4,822
7.875%, 10/01/2020	540	597
6.500%, 07/01/2021	4,525	4,717
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,100
Nuveen Investments (A)
9.500%, 10/15/2020	6,710	7,012
9.125%, 10/15/2017	4,010	4,140
Ohio Casualty
7.300%, 06/15/2014	905	963
Omega Healthcare Investors ‡
7.500%, 02/15/2020	1,495	1,659
6.750%, 10/15/2022	840	926
Onex USI Aquisition
7.750%, 01/15/2021 (A)	3,630	3,639
Oxford Finance
7.250%, 01/15/2018 (A)	1,025	1,056
Peninsula Gaming
8.375%, 02/15/2018 (A)	3,250	3,437
PHH
9.250%, 03/01/2016 (A)	670	782
7.375%, 09/01/2019	710	802
Pinnacle Foods Finance
9.250%, 04/01/2015	3,013	3,024
PNC Preferred Funding Trust II
1.503%, 03/29/2049 (A) (D)	5,870	5,136
RBS Capital Trust I
4.709%, 12/29/2049 (D)	1,985	1,519
RBS Capital Trust III
5.512%, 09/30/2049 (D)	335	263
Realogy (A)
7.875%, 02/15/2019	865	947
7.625%, 01/15/2020	530	598
RHP Hotel Properties ‡
5.000%, 04/15/2021 (A)	1,533	1,544
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	600	656
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/2015	2,125	2,125

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

4.223%, 02/01/2014 (D)	$500	$498
Spencer Spirit Holdings
11.000%, 05/01/2017 (A)	1,940	2,119
Springleaf Finance MTN
6.900%, 12/15/2017	1,995	2,005
Synovus Financial
7.875%, 02/15/2019	1,635	1,856
TransUnion Holding
9.625%, 06/15/2018	625	680
TransUnion Holding PIK
8.125%, 06/15/2018 (A)	1,850	1,975
UPCB Finance III
6.625%, 07/01/2020 (A)	650	699
USB Realty
1.451%, 12/29/2049 (A) (D)	5,800	5,024
Wilton Re Finance
5.875%, 03/30/2033 (A) (D)	1,900	1,919
XL Capital
6.500%, 12/31/2049 (D)	2,210	2,160
Yankee Acquisition, Ser B
9.750%, 02/15/2017	450	467

		161,476

Health Care — 6.9%
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,531
6.125%, 03/15/2021 (A)	1,000	1,033
Accellent
10.000%, 11/01/2017	905	801
8.375%, 02/01/2017	855	908
Alere
9.000%, 05/15/2016	2,477	2,604
7.250%, 07/01/2018 (A)	645	685
Amsurg
5.625%, 11/30/2020 (A)	1,795	1,889
Apria Healthcare Group
12.375%, 11/01/2014	3,700	3,774
11.250%, 11/01/2014	300	309
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,185	4,044
Biomet (A)
6.500%, 08/01/2020	6,266	6,650
6.500%, 10/01/2020	1,385	1,424
BioScrip
10.250%, 10/01/2015	1,610	1,699
CDRT Holding PIK
9.250%, 10/01/2017 (A)	670	695
CHS
8.000%, 11/15/2019	2,520	2,791
7.125%, 07/15/2020	4,305	4,671
5.125%, 08/15/2018	485	508
DaVita
6.625%, 11/01/2020	2,311	2,503
6.375%, 11/01/2018	235	250

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	115

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

5.750%, 08/15/2022	$910	$945
DJO Finance
9.875%, 04/15/2018	2,975	3,265
8.750%, 03/15/2018 (A)	2,225	2,481
7.750%, 04/15/2018	3,125	3,188
Endo Pharmaceuticals Holdings
7.000%, 07/15/2019	1,500	1,603
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,645	2,903
GCB Oncology (Escrow Security)
0.000%, 08/15/2017	1,525	31
HCA
7.500%, 02/15/2022	4,880	5,612
6.500%, 02/15/2020	385	434
5.875%, 03/15/2022	1,800	1,940
HCA Holdings
7.750%, 05/15/2021	3,175	3,538
6.250%, 02/15/2021	560	597
Health Management Associates
7.375%, 01/15/2020 (A)	2,600	2,854
6.125%, 04/15/2016	440	483
Healthsouth
8.125%, 02/15/2020	2,680	2,955
7.750%, 09/15/2022	540	587
7.250%, 10/01/2018	32	34
Hologic
6.250%, 08/01/2020 (A)	6,140	6,531
6.250%, 08/01/2020	150	160
Immucor
11.125%, 08/15/2019	5,465	6,230
IMS Health
6.000%, 11/01/2020 (A)	785	818
INC Research
11.500%, 07/15/2019 (A)	3,695	3,963
Jaguar Holding II
9.500%, 12/01/2019 (A)	2,500	2,869
Kindred Healthcare
8.250%, 06/01/2019	5,130	5,092
Kinetic Concepts (A)
12.500%, 11/01/2019	1,020	1,005
10.500%, 11/01/2018	2,530	2,739
Lantheus Medical Imaging
9.750%, 05/15/2017	1,210	1,201
Monitronics International
9.125%, 04/01/2020	3,885	4,108
Multiplan
9.875%, 09/01/2018 (A)	1,060	1,178
Mylan
7.875%, 07/15/2020 (A)	610	712
Physio-Control International
9.875%, 01/15/2019 (A)	350	395
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	1,377	1,325

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Radiation Therapy Services
9.875%, 04/15/2017	$985	$611
8.875%, 01/15/2017	610	595
Radnet Management
10.375%, 04/01/2018	975	1,016
Rural
10.125%, 07/15/2019 (A)	2,500	2,500
Sky Growth Acquisition
7.375%, 10/15/2020 (A)	2,090	2,210
STHI Holding
8.000%, 03/15/2018 (A)	1,080	1,180
Surgical Care Affiliates PIK
8.875%, 07/15/2015 (A)	1,254	1,270
Symbion PIK
11.000%, 08/23/2015	1,366	1,397
Tenet Healthcare
8.000%, 08/01/2020	2,395	2,643
4.750%, 06/01/2020 (A)	1,295	1,301
4.500%, 04/01/2021 (A)	1,000	980
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	3,900	3,861
United Surgical Partners International
9.000%, 04/01/2020	1,075	1,217
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,328	1,444
7.000%, 10/01/2020	1,477	1,591
6.750%, 10/01/2017	487	523
6.750%, 08/15/2021	645	687
Vanguard Health Holding II
7.750%, 02/01/2019 (A)	2,000	2,140
VPI Escrow
6.375%, 10/15/2020 (A)	720	759

		138,470

Industrials — 9.3%
ACL I PIK
10.625%, 02/15/2016	2,382	2,501
Actuant
5.625%, 06/15/2022	3,000	3,112
ADS Waste Holdings
8.250%, 10/01/2020 (A)	2,265	2,441
Air Canada
9.250%, 08/01/2015 (A)	3,560	3,791
Air Medical Group Holdings
9.250%, 11/01/2018 (A)	3,244	3,593
Aircastle
9.750%, 08/01/2018	585	668
7.625%, 04/15/2020	370	428
6.750%, 04/15/2017	240	264
Aleris International
10.000%, 12/15/2016 (B)	1,800	—

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Aleris International PIK
9.000%, 12/15/2014 (B)	$725	$—
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	2,785	2,882
8.500%, 10/15/2018 (A)	1,075	1,153
Alion Science & Technology
10.250%, 02/01/2015	1,000	560
Alion Science & Technology PIK
12.000%, 11/01/2014	2,143	2,191
Alliant Techsystems
6.875%, 09/15/2020	2,000	2,155
Alphabet Holding PIK
7.750%, 11/01/2017 (A)	3,710	3,868
American Airlines 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/2021	940	978
American Tire Distributors
9.750%, 06/01/2017	550	586
Amsted Industries
8.125%, 03/15/2018 (A)	320	344
Anixter
5.625%, 05/01/2019	455	483
Associated Materials
9.125%, 11/01/2017	565	603
Atkore International
9.875%, 01/01/2018	2,680	2,941
AWAS Aviation Capital
7.000%, 10/17/2016 (A)	404	426
BE Aerospace
6.875%, 10/01/2020	840	929
Belden
5.500%, 09/01/2022 (A)	745	764
Boart Longyear Management Pty
7.000%, 04/01/2021 (A)	3,300	3,407
Bombardier (A)
7.750%, 03/15/2020	275	316
6.125%, 01/15/2023	270	280
5.750%, 03/15/2022	1,335	1,370
Brickman Group Holdings
9.125%, 11/01/2018 (A)	69	75
Builders FirstSource
13.000%, 02/15/2016 (A) (D)	375	376
Building Materials Corp of America (A)
6.875%, 08/15/2018	1,585	1,700
6.750%, 05/01/2021	620	677
Case New Holland
7.875%, 12/01/2017	540	632
CDW
12.535%, 10/12/2017	586	629
8.500%, 04/01/2019	2,790	3,114
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,570	1,735

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

Ceridian
11.250%, 11/15/2015	$940	$971
11.000%, 03/15/2021(A)	300	322
8.875%, 07/15/2019 (A)	2,875	3,346
CEVA Group
8.375%, 12/01/2017 (A)	2,630	2,709
Clean Harbors
5.250%, 08/01/2020	3,670	3,789
Coleman Cable
9.000%, 02/15/2018	1,885	2,041
Commercial Barge Line
12.500%, 07/15/2017	1,000	1,089
Continental Airlines
7.339%, 04/19/2014	326	335
Continental Airlines 2009-2 Cl B Pass-Through Trust
9.250%, 05/10/2017	181	203
Delta Air Lines 2011-1 Cl B Pass-Through Trust
7.125%, 10/15/2014	1,800	1,845
DigitalGlobe
5.250%, 02/01/2021 (A)	1,805	1,794
DynCorp International
10.375%, 07/01/2017	2,020	1,990
Emergency Medical Services
8.125%, 06/01/2019	3,739	4,104
Esterline Technologies
7.000%, 08/01/2020	300	331
FTI Consulting
6.000%, 11/15/2022 (A)	485	513
GenCorp
7.125%, 03/15/2021 (A)	1,305	1,377
General Cable
5.750%, 10/01/2022 (A)	445	454
Geo Group
6.625%, 02/15/2021	500	549
Gibraltar Industries
6.250%, 02/01/2021 (A)	787	834
Great Lakes Dredge & Dock
7.375%, 02/01/2019	975	1,029
Griffon
7.125%, 04/01/2018	570	616
H&E Equipment Services
7.000%, 09/01/2022 (A)	1,975	2,172
HD Supply (A)
11.500%, 07/15/2020	685	812
11.000%, 04/15/2020	555	673
10.500%, 01/15/2021	765	796
8.125%, 04/15/2019	1,035	1,170
7.500%, 07/15/2020	4,815	5,068
Intcomex
13.250%, 12/15/2014	4,613	4,751
Interline Brands
7.500%, 11/15/2018	690	749

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	117

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

International Lease Finance
8.750%, 03/15/2017	$2,735	$3,217
6.250%, 05/15/2019	880	964
5.875%, 04/01/2019	1,740	1,879
5.750%, 05/15/2016	150	162
4.625%, 04/15/2021	660	658
Iron Mountain
7.750%, 10/01/2019	1,250	1,389
Isabelle Acquisition Sub PIK
10.000%, 11/15/2018 (A)	280	310
Kansas City Southern de Mexico
6.125%, 06/15/2021	500	565
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,205	1,326
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	3,725	3,688
Manitowoc
8.500%, 11/01/2020	785	887
Marquette Transportation
10.875%, 01/15/2017	1,152	1,233
Masonite International
8.250%, 04/15/2021 (A)	1,200	1,332
Mead Products
6.750%, 04/30/2020 (A)	280	299
Meritor
8.125%, 09/15/2015	675	714
Milacron
7.750%, 02/15/2021 (A)	1,375	1,421
Mueller Water Products
8.750%, 09/01/2020	468	532
7.375%, 06/01/2017	1,180	1,214
Navistar International
8.250%, 11/01/2021	1,110	1,131
Neehah Foundry PIK
15.000%, 07/29/2015	103	101
Niska Gas Storage US
8.875%, 03/15/2018	3,605	3,758
Nortek
8.500%, 04/15/2021	1,240	1,376
8.500%, 04/15/2021 (A)	1,700	1,883
Oshkosh
8.500%, 03/01/2020	2,413	2,703
Ply Gem Industries
8.250%, 02/15/2018	445	484
Polymer Group
7.750%, 02/01/2019	860	937
Polypore International
7.500%, 11/15/2017	640	686
Pulte Homes
6.000%, 02/15/2035	1,190	1,142
Quality Distribution
9.875%, 11/01/2018	4,000	4,400

Description	Face Amount ($ Thousands)	Market Value ($Thousands)

RBS Global
8.500%, 05/01/2018	$1,110	$1,217
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,540	1,625
7.500%, 11/30/2016	9,430	10,420
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (A)	250	270
6.535%, 10/01/2020 (A)	500	553
ServiceMaster
8.000%, 02/15/2020	2,365	2,536
7.450%, 08/15/2027	740	640
7.250%, 03/01/2038	1,515	1,257
7.100%, 03/01/2018	1,000	984
7.000%, 08/15/2020 (A)	3,005	3,110
Silver II Borrower
7.750%, 12/15/2020 (A)	1,630	1,736
Swift Services Holdings
10.000%, 11/15/2018	1,325	1,517
Syncreon Global Ireland
9.500%, 05/01/2018 (A)	3,112	3,307
Tempel Steel
12.000%, 08/15/2016 (A)	860	808
Terex
6.500%, 04/01/2020	995	1,061
6.000%, 05/15/2021	2,205	2,321
Tervita
8.000%, 11/15/2018 (A)	705	729
Thermadyne Holdings
9.000%, 12/15/2017	2,045	2,229
Titan International
7.875%, 10/01/2017 (A)	515	554
7.875%, 10/01/2017	3,420	3,681
TRAC Intermodal
11.000%, 08/15/2019 (A)	1,745	1,863
TransDigm
5.500%, 10/15/2020 (A)	1,600	1,668
Triumph Group
4.875%, 04/01/2021 (A)	545	550
United Air Lines, Ser 95A1
9.560%, 10/19/2018	442	133
9.020%, 04/19/2012 (B) (E) (F) (J)	282	73
USG
8.375%, 10/15/2018 (A)	1,255	1,387
6.300%, 11/15/2016	1,485	1,574
Watco
6.375%, 04/01/2023 (A)	2,205	2,268

		188,866

Information Technology — 6.2%
313 Group
6.375%, 12/01/2019 (A)	570	566
Advanced Micro Devices
7.500%, 08/15/2022 (A)	1,460	1,325

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alcatel-Lucent USA
6.500%, 01/15/2028	$1,170	$889
Amkor Technology
7.375%, 05/01/2018	575	602
Aspect Software
10.625%, 05/15/2017	3,365	3,365
Audatex North America
6.750%, 06/15/2018 (A)	632	678
Avaya
10.500%, 03/01/2021 (A)	2,498	2,379
9.750%, 11/01/2015	500	499
7.000%, 04/01/2019 (A)	1,330	1,300
Avaya PIK
10.125%, 11/01/2015	2,115	2,110
Brocade Communications Systems
4.625%, 01/15/2023 (A)	2,960	2,864
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	2,225	2,319
CommScope
8.250%, 01/15/2019 (A)	2,935	3,184
Epicor Software
8.625%, 05/01/2019	2,780	3,009
Equinix
5.375%, 04/01/2023	1,733	1,755
4.875%, 04/01/2020	3,082	3,105
First Data
12.625%, 01/15/2021	1,914	2,074
11.250%, 03/31/2016	1,360	1,367
11.250%, 01/15/2021 (A)	1,085	1,128
8.875%, 08/15/2020 (A)	1,270	1,419
8.250%, 01/15/2021 (A)	1,645	1,711
7.375%, 06/15/2019 (A)	745	792
6.750%, 11/01/2020 (A)	675	704
First Data PIK
8.750%, 01/15/2022 (A)	7,125	7,535
Freescale Semiconductor
9.250%, 04/15/2018 (A)	1,623	1,781
GXS Worldwide
9.750%, 06/15/2015	5,007	5,195
IAC
4.750%, 12/15/2022 (A)	1,955	1,911
iGate
9.000%, 05/01/2016	4,119	4,484
Infor US
11.500%, 07/15/2018 (A)	455	535
9.375%, 04/01/2019	5,250	5,952
j2 Global
8.000%, 08/01/2020	1,925	2,050
Lender Processing Services
5.750%, 04/15/2023	680	709
MagnaChip Semiconductor
10.500%, 04/15/2018	2,540	2,832

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mantech International
7.250%, 04/15/2018	$795	$843
MEMC Electronic Materials
7.750%, 04/01/2019	790	731
NCR
5.000%, 07/15/2022 (A)	1,675	1,679
NeuStar
4.500%, 01/15/2023 (A)	1,820	1,738
Nuance Communications
5.375%, 08/15/2020 (A)	2,280	2,308
NXP BV (A)
5.750%, 02/15/2021	2,530	2,625
5.750%, 03/15/2023	1,550	1,581
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (A)	348	397
Perstorp Holding
8.750%, 05/15/2017 (A)	2,545	2,691
Sabre
8.500%, 05/15/2019 (A)	3,375	3,662
Sabre Holdings
8.350%, 03/15/2016	1,380	1,518
Sensata Technologies BV
6.500%, 05/15/2019 (A)	4,093	4,410
Southern Graphics
8.375%, 10/15/2020 (A)	400	414
SSI Investments II
11.125%, 06/01/2018	1,055	1,171
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,206
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,364	2,420
Stream Global Services
11.250%, 10/01/2014	2,245	2,324
11.250%, 10/01/2014 (A)	735	761
SunGard Data Systems
7.625%, 11/15/2020	110	119
7.375%, 11/15/2018	810	867
6.625%, 11/01/2019 (A)	1,010	1,043
Taminco Global Chemical
9.750%, 03/31/2020 (A)	3,015	3,354
Travelport
9.875%, 09/01/2014	805	809
Viasystems
7.875%, 05/01/2019 (A)	3,285	3,433
WEX
4.750%, 02/01/2023 (A)	1,825	1,766
Zayo Group
10.125%, 07/01/2020	4,655	5,481
8.125%, 01/01/2020	2,260	2,531

		125,010

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	119

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 6.2%
AK Steel
8.750%, 12/01/2018 (A)	$1,250	$1,378
7.625%, 05/15/2020	720	630
AM Castle
12.750%, 12/15/2016	580	682
APERAM (A)
7.750%, 04/01/2018	1,995	1,985
7.375%, 04/01/2016	3,000	3,023
ArcelorMittal
6.125%, 06/01/2018	2,735	2,954
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,347	1,469
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,260	2,503
7.375%, 10/15/2017	500	548
7.000%, 11/15/2020	2,880	2,959
4.875%, 11/15/2022	1,050	1,037
Ashland (A)
4.750%, 08/15/2022	1,490	1,516
3.875%, 04/15/2018	2,140	2,167
Ball
5.000%, 03/15/2022	1,925	2,002
Berry Plastics
9.750%, 01/15/2021	2,035	2,378
BOE Merger
9.500%, 11/01/2017 (A)	995	1,071
BWAY Holding
10.000%, 06/15/2018	895	1,002
Chemtura
7.875%, 09/01/2018	1,085	1,172
Consolidated Container
10.125%, 07/15/2020 (A)	1,160	1,270
Crown Americas
4.500%, 01/15/2023 (A)	785	761
Edgen Murray
8.750%, 11/01/2020 (A)	2,850	2,957
Eldorado
6.125%, 12/15/2020 (A)	1,125	1,167
Essar Steel Algoma
9.375%, 03/15/2015 (A)	720	691
FMG Resources August 2006 Pty (A)
8.250%, 11/01/2019	1,525	1,645
6.875%, 02/01/2018	2,015	2,118
6.875%, 04/01/2022	1,415	1,482
Graphic Packaging International
7.875%, 10/01/2018	1,170	1,290
4.750%, 04/15/2021	1,154	1,168
Headwaters
7.625%, 04/01/2019	1,215	1,300
Hexion US Finance
9.000%, 11/15/2020	1,745	1,658

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.875%, 02/01/2018	$2,025	$2,096

6.625%, 04/15/2020 (A)	705	707
6.625%, 04/15/2020	480	481
Horsehead Holding
10.500%, 06/01/2017 (A)	870	931
Huntsman International
8.625%, 03/15/2020	435	486
8.625%, 03/15/2021	1,135	1,277
4.875%, 11/15/2020	335	338
4.875%, 11/15/2020	155	156
IAMGOLD
6.750%, 10/01/2020 (A)	5,310	5,111
Ineos Finance (A)
8.375%, 02/15/2019	1,620	1,792
7.500%, 05/01/2020	570	621
Ineos Group Holdings PLC
8.500%, 02/15/2016 (A)	3,280	3,329
Inmet Mining
8.750%, 06/01/2020 (A)	1,280	1,421
JMC Steel Group
8.250%, 03/15/2018 (A)	1,215	1,288
KGHM International
7.750%, 06/15/2019 (A)	1,590	1,670
Kinove German Bondco GmbH
9.625%, 06/15/2018 (A)	1,642	1,827
Longview Fibre Paper & Packaging
8.000%, 06/01/2016 (A)	1,300	1,362
MacDermid
9.500%, 04/15/2017 (A)	1,300	1,344
Midwest Vanadium Pty
11.500%, 02/15/2018 (A)	1,100	693
Mirabela Nickel
8.750%, 04/15/2018 (A)	2,420	2,208
Momentive Performance Materials PIK
0.000%, 06/04/2017 (E)(F)(J)	2,106	1,590
New (A)
7.000%, 04/15/2020	600	645
6.250%, 11/15/2022	2,290	2,399
Nexeo Solutions
8.375%, 03/01/2018	750	731
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	1,390	1,390
Noranda Aluminium Acquisition PIK
4.524%, 05/15/2015 (D)	1,162	1,162
Novelis
8.750%, 12/15/2020	120	135
8.375%, 12/15/2017	1,865	2,042
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,339	1,401
PolyOne
7.375%, 09/15/2020	690	762

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rain CII Carbon (A)
8.250%, 01/15/2021	$1,250	$1,350
8.000%, 12/01/2018	310	328
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,801	1,418
Rockwood Specialties Group
4.625%, 10/15/2020	1,680	1,722
Ryerson (A)
11.250%, 10/15/2018	1,625	1,686
9.000%, 10/15/2017	1,110	1,213
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,150	1,277
7.750%, 07/15/2017	300	332
Scotts Miracle-Gro
7.250%, 01/15/2018	35	37
6.625%, 12/15/2020	790	861
Sealed Air (A)
8.375%, 09/15/2021	1,810	2,072
6.500%, 12/01/2020	335	367
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,428
St. Barbara
8.875%, 04/15/2018 (A)	800	815
Standard Steel
12.000%, 05/01/2015 (A)	2,850	3,035
Steel Dynamics (A)
6.375%, 08/15/2022	680	734
6.125%, 08/15/2019	680	734
Tekni-Plex
9.750%, 06/01/2019 (A)	660	729
TPC Group
8.750%, 12/15/2020 (A)	4,925	5,134
US Coatings Acquisition
7.375%, 05/01/2021 (A)	1,365	1,437
Vertellus Specialties
9.375%, 10/01/2015 (A)	248	219
Vulcan Materials
7.500%, 06/15/2021	280	330
7.000%, 06/15/2018	450	511
Walter Energy (A)
9.875%, 12/15/2020	5,005	5,430
8.500%, 04/15/2021	2,675	2,742

		125,319

Telecommunication Services — 5.1%
CenturyLink
5.800%, 03/15/2022	1,720	1,741
5.625%, 04/01/2020	2,885	2,950
Cincinnati Bell
8.750%, 03/15/2018	3,170	3,146
Clearwire Communications
12.000%, 12/01/2015 (A)	2,040	2,201
Cogent Communications Group
8.375%, 02/15/2018 (A)	550	609

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crown Castle International
5.250%, 01/15/2023	$780	$794
Digicel Group (A)
10.500%, 04/15/2018	1,810	2,014
8.250%, 09/01/2017	2,714	2,870
8.250%, 09/30/2020	1,000	1,060
Eileme 2
11.625%, 01/31/2020 (A)	595	693
Frontier Communications
7.625%, 04/15/2024	610	610
GCI
8.625%, 11/15/2019	850	897
6.750%, 06/01/2021	65	61
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,723
6.500%, 06/15/2019	590	648
Intelsat Jackson Holdings
7.500%, 04/01/2021	130	145
7.250%, 04/01/2019	115	126
7.250%, 10/15/2020	2,275	2,500
6.625%, 12/15/2022 (A)	1,480	1,567
Intelsat Luxembourg
11.250%, 02/04/2017	1,565	1,667
8.125%, 06/01/2023 (A)	1,160	1,179
7.750%, 06/01/2021 (A)	4,000	4,070
Intelsat Luxembourg PIK
11.500%, 02/04/2017	3,007	3,193
ITC Deltacom
10.500%, 04/01/2016	658	694
Level 3 Communications
11.875%, 02/01/2019	1,675	1,964
8.875%, 06/01/2019 (A)	1,715	1,874
Level 3 Financing
9.375%, 04/01/2019	385	432
8.625%, 07/15/2020	710	792
8.125%, 07/01/2019	845	929
7.000%, 06/01/2020 (A)	655	686
Lucent Technologies
6.450%, 03/15/2029	4,300	3,311
Lynx I
5.375%, 04/15/2021 (A)	2,275	2,366
Lynx II
6.375%, 04/15/2023 (A)	200	209
MetroPCS Wireless
7.875%, 09/01/2018	565	617
6.625%, 04/01/2023 (A)	1,060	1,081
6.250%, 04/01/2021 (A)	1,720	1,750
Sable International Finance (A)
8.750%, 02/01/2020	68	77
7.750%, 02/15/2017	2,360	2,507
Satelites Mexicanos
9.500%, 05/15/2017	705	747
SBA Telecommunications
8.250%, 08/15/2019	363	400

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	121

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sprint Capital
8.750%, 03/15/2032	$5,955	$7,101
6.900%, 05/01/2019	1,250	1,372
Sprint Nextel
9.125%, 03/01/2017	1,205	1,425
9.000%, 11/15/2018 (A)	2,155	2,664
8.375%, 08/15/2017	535	623
7.000%, 03/01/2020 (A)	2,950	3,437
Telecom Italia Capital
6.000%, 09/30/2034	470	436
Telesat Canada
6.000%, 05/15/2017 (A)	1,800	1,881
tw telecom holdings
5.375%, 10/01/2022	1,010	1,053
UPCB Finance V
7.250%, 11/15/2021 (A)	3,105	3,431
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,312	2,514
Virgin Media Finance
4.875%, 02/15/2022	1,985	2,010
West
8.625%, 10/01/2018	2,755	2,989
7.875%, 01/15/2019	1,410	1,502
Wind Acquisition Finance (A)
11.750%, 07/15/2017	1,285	1,362
7.250%, 02/15/2018	3,180	3,311
7.250%, 02/15/2018	310	322
Windstream
8.125%, 09/01/2018	245	268
7.750%, 10/01/2021	1,470	1,602
7.500%, 06/01/2022	745	797
7.500%, 04/01/2023	1,220	1,293
6.375%, 08/01/2023 (A)	2,535	2,516

		102,809

Utilities — 1.6%
AES
9.750%, 04/15/2016	160	191
8.000%, 10/15/2017	800	941
8.000%, 06/01/2020	280	332
7.375%, 07/01/2021	3,175	3,683
Calpine (A)
7.875%, 07/31/2020	1,824	1,997
7.875%, 01/15/2023	198	220
7.500%, 02/15/2021	1,131	1,241
Elwood Energy
8.159%, 07/05/2026	677	705
Energy Future Holdings
10.000%, 12/01/2020	115	130
Energy Future Intermediate Holding
10.000%, 12/01/2020 (A)	4,385	4,933
6.875%, 08/15/2017 (A)	165	174
GenOn Energy
9.875%, 10/15/2020	1,375	1,574

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Homer City Generation
8.137%, 10/01/2019	$2,310	$2,512
Mirant (Escrow Security)
0.000%, 07/15/2004 (B)	450	5
Mirant Americas Generation LLC
8.500%, 10/01/2021	848	994
NRG Energy
8.250%, 09/01/2020	95	107
7.875%, 05/15/2021	3,785	4,211
7.625%, 01/15/2018	1,495	1,701
6.625%, 03/15/2023 (A)	2,513	2,664
Public Service of New Mexico
7.950%, 05/15/2018	2,600	3,233

		31,548

Total Corporate Obligations (Cost $1,446,324) ($ Thousands)		1,522,288

COLLATERALIZED DEBT OBLIGATIONS — 9.5%

Financials — 4.4%
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.599%, 08/01/2021 (A) (D)	5,290	4,946
Rockwall CDO, Ser 2006-1A, Cl A2L
0.948%, 08/01/2021 (A) (D)	3,247	2,728
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.799%, 08/01/2021 (A) (D)	20,459	18,106
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.548%, 08/01/2024 (A) (D)	68,184	62,730

		88,510

Other Asset-Backed Securities — 5.1%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/2022 (A)	2,419	2,250
AMMC CDO, Ser 2012-10A, Cl A
0.000%, 04/11/2022 (A)	2,934	2,817
AMMC CDO, Ser 2012-11A
0.000%, 10/30/2023 (A)	3,450	3,070
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,303	2,142
Claris III
0.599%, 08/04/2021	6,969	6,342
Crown Point CLO II
Warehouse	6,760	6,760
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	18,856
Grayson CLO, Ser 2006-1A, Cl B
0.998%, 11/01/2021 (A) (D)	5,563	4,506
Great Lakes CLO 2012-1, Ser 2012-1A, Cl E
6.074%, 01/15/2023 (A) (D) (J)	2,811	2,544

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Lakes CLO, Ser 2012-1A, Cl E
0.000%, 01/15/2023 (A)	$2,457	$2,477
ICE EM CLO, Ser 2007-1A, Cl A2
1.065%, 08/15/2022 (A) (D)	5,965	5,398
ICE EM CLO, Ser 2007-1A, Cl A3
1.315%, 08/15/2022 (A) (D)	2,438	2,072
KKR CLO Trust, Ser 2012-1A, Cl C
4.810%, 12/15/2024 (A) (D)	2,941	2,978
KVK CLO, Ser 2013-1A
0.000%, 04/14/2025 (A)	2,695	2,291
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,471	2,261
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.301%, 07/25/2023 (A) (D)	1,081	1,084
Neuberger Berman CLO, Ser 2012-12A
0.000%, 07/25/2023 (A)	3,580	3,079
Neuberger Berman CLO, Ser 2012-13A
0.000%, 01/23/2024 (A)	2,377	1,961
Newstar Trust, Ser 2007-1A, Cl A1
0.527%, 09/30/2022 (A) (D)	7,395	7,155
NXT Capital CLO, Ser 2012-1A, Cl E
7.802%, 07/20/2022 (A) (D)	2,417	2,411
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,615	2,432
Red River CLO, Ser 2006-1A, Cl C
1.019%, 07/27/2018 (A) (D)	5,456	4,556
Red River CLO, Ser 2006-1A, Cl D
1.949%, 07/27/2018 (A) (D)	6,177	4,787
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	1,819	1,764
Venture CDO, Ser 2012-11A
0.000%, 11/14/2022 (A)	4,181	3,711
Venture CDO, Ser 2013-12A
0.000%, 02/28/2024 (A)	2,693	2,450

		102,154

Total Collateralized Debt Obligations (Cost $173,216) ($ Thousands)		190,664

LOAN PARTICIPATIONS — 8.7%
ABC Supply Bridge Loan
0.000%, 09/30/2013 (H)	565	565
Academy Sports Limited, Term Loan
4.750%, 08/03/2018	557	564
Albertsons, Term Loan, 1st Lien
5.750%, 02/26/2016	1,345	1,367
Alcatel Lucent, Term Loan
7.250%, 01/29/2019	2,505	2,541
Alcatel Lucent, Term Loan B, 1st Lien
0.000%, 07/31/2016 (H)	965	978

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Renal Holdings, Term Loan, 2nd Lien
0.000%, 02/14/2020 (H)	$1,750	$1,750
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	450	457
Associated Partners
2.000%, 12/24/2015 (K)	2,250	—
Associated Partners, 1st Lien Term Loan
6.703%, 12/21/2015 (J)	2,250	2,250
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/2017	1,300	1,344
Asurion
4.500%, 05/24/2019	1,471	1,486
Asurion, 1st Lien Term Loan
5.500%, 05/24/2018	920	929
Asurion, Term Loan
11.000%, 09/02/2019	600	642
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	850	855
Bausch & Lomb, Bridge Loan
0.000%, 09/30/2013 (H)	4,250	4,208
Berling Packaging LLC, 2nd Lien Term Loan
0.000%, 03/28/2020 (H)	375	369
Brock Holdings
10.000%, 03/16/2018	390	393
Caribbean Restaurants, Term Loan B
9.000%, 02/15/2017	94	95
Centaur Acquisitions, Term Loan, 1st Lien
0.000%, 02/15/2019 (H)	685	694
Ceridian, Extended Term Loan
5.953%, 05/09/2017	1,000	1,017
CKX, Term Loan B
9.000%, 06/21/2017	485	420
Clear Channel
3.854%, 01/29/2016	2,449	2,169
Cleveland Unlimited, Term Loan
10.000%, 07/25/2016	573	579
Cleveland Unlimited, Term Loan A
10.000%, 01/25/2016	182	183
Cleveland Unlimited, Term Loan B
10.000%, 07/25/2016	164	165
Cole Haan LLC, Cov Lite, Term Loan, 1st Lien
5.750%, 01/30/2020	750	758
Constellation Brands, Bridge Loan (H)
0.000%, 12/30/2013 (K)	1,250	—
0.000%, 06/28/2020	1,460	1,460
CPM Holdings
10.250%, 02/16/2018	900	904

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	123

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crestwood Holdings, Term Loan
9.750%, 03/26/2018	$1,645	$1,687
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,510	1,533
Dex Media West LLC
7.000%, 10/24/2014	2,045	1,558
DJO Finance LLC, Term Loan
0.000%, 09/29/2017 (H)	1,785	1,811
Dupont Performance Coatings, Term Loan
4.750%, 01/18/2020	4,885	4,948
Dynegy Midwest Generation
9.250%, 08/05/2016	5,785	6,016
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/2016	305	317
Educate, Term Loan
0.000%, 06/16/2014 (H)	240	228
Endurance International, 2nd Lien Term Loan
10.250%, 11/06/2019	3,807	3,824
EP Energy, Term Loan
5.000%, 05/24/2018	3,610	3,653
Equipower Resources, 2nd Lien Term Loan
0.000%, 06/20/2019 (H)	515	527
Essential Power LLC
5.500%, 08/07/2019	4,993	5,056
EZE Castel Software, LLC, 2nd Lien Term Loan
0.000%, 03/14/2021 (H)	400	407
First Advantage, 2nd Lien Term Loan
10.500%, 02/13/2019 (J)	600	594
First Advantage, Term Loan B
6.250%, 02/13/2019	500	499
Fortescue Metals Group, Term Loan Cov-Lite
5.250%, 10/12/2017	2,394	2,421
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/2020	700	700
GETCO, 2nd Lien Bridge Loan
0.000%, 12/18/2013 (H) (K)	350	—
Global Aviation Holdings
10.000%, 07/13/2017	1,869	1,850
3.000%, 02/13/2018	593	207
Go Daddy Operating LLC, Term Loan
5.500%, 12/17/2018	1,795	1,803
GOGO LLC
11.250%, 06/21/2017	593	610
Graton Economic Development Authority, Term Loan
9.000%, 08/14/2018	2,890	3,013
Greeneden U.S. Holdings II, Term Loan B
0.000%, 01/31/2020 (H)	1,000	1,005

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

H.J. Heinz, Bridge Loan
0.000%, 02/15/2014 (H)	$1,720	$1,720
H.J. Heinz, Term Loan B2
0.000%, 03/27/2020 (H)	2,080	2,098
Harrah’s Entertainment, Extended Term Loan B-6
5.452%, 01/28/2018	5,144	4,761
Harrah’s Las Vegas
3.700%, 02/13/2015	4,870	4,585
Harrah’s Operating
9.500%, 01/28/2015	2,910	2,969
Harrah’s Property
3.700%, 02/13/2013	855	805
Heinz, Bridge Loan
0.000%, 11/14/2013 (H)	1,650	—
Hologic, Term Loan B
4.500%, 07/19/2019	1,197	1,212
Hostess Brands
0.000%, 03/12/2020 (H)	1,445	1,478
Inc Research
7.000%, 07/12/2018	932	940
Ineos Holdings Limited
6.500%, 04/27/2018	546	554
Integra Telecom
1.250%, 02/19/2020	620	636
Integra Telecom, Term Loan
6.000%, 02/22/2019	675	684
6.000%, 02/19/2019	675	684
Integra Telecom, Term Loan, 2nd Lien
0.000%, 02/19/2020 (H)	80	82
Intrawest ULC, 1st Lien Term Loan
7.000%, 12/03/2017	2,750	2,800
Kalispel Tribal Economic Authority
7.500%, 01/31/2017	2,538	2,557
Lawson Software, Term Loan B2
5.250%, 04/05/2018	514	522
LHP Hospital Group, 1st Lien Term Loan
9.000%, 06/29/2018	448	457
Medical Card
12.000%, 09/17/2015	1,364	1,227
MedQuist, Term Loan B
6.750%, 08/15/2019	2,137	2,061
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B) (K)	300	—
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
0.000%, 02/28/2016 (H)	230	237
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,089	2,093
Mohegan Tribal Gaming Authority, Term Loan B
9.000%, 03/31/2016	3,640	3,755

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NANA Development, Term Loan
8.000%, 03/13/2018	$350	$349
Navistar International
7.000%, 08/17/2017	3,903	3,941
Nelson Education Limited, Term Loan B1
2.811%, 07/05/2014	978	748
Nielson, Bridge Loan
0.000%, 10/01/2013 (H) (K)	4,600	—
Novell
11.000%, 11/22/2018	1,790	1,800
Nuveen Investments
5.204%, 05/13/2017	490	499
Nuveen Investments, 2nd Lien Term Loan
8.250%, 02/28/2019	935	955
NXP Semiconductors, Term Loan C
4.750%, 01/11/2020	439	448
0.000%, 01/11/2020 (H)	900	919
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,396	1,403
Ocwen Financial
5.000%, 02/15/2018	420	427
One Call Medical, Cove-Lite
5.500%, 08/22/2019	6	6
5.500%, 08/22/2019	2,239	2,254
Open Link Financial, Term Loan
7.750%, 10/26/2017	3	3
7.750%, 10/30/2017	988	988
Panda Sherman Power, Term Loan
9.000%, 09/13/2018	1,650	1,669
Panolam Industries International
7.250%, 08/23/2017	846	842
Patheon, Term Loan B
8.250%, 12/06/2018	3	3
7.250%, 12/06/2018	998	1,012
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	4,000	4,110
Plato Learning, Term Loan B, 1st Lien
0.000%, 05/09/2018 (H)	400	401
Playpower, Term Loan, 2nd Lien
0.000%, 06/30/2015 (H)	230	207
PRA International, 2nd Lien Term Loan
10.500%, 06/10/2019	450	455
Reynolds Group, Term Loan
4.750%, 09/20/2018	784	795
4.750%, 09/28/2018	567	575
Rite Aid, Term Loan, 2nd Lien
5.750%, 07/07/2020	727	752
Sabre Holdings
6.250%, 02/15/2019	1,930	1,954

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Schaeffler AG, Term Loan C, 1st Lien
0.000%, 01/20/2017 (H)	$2,050	$2,072
Sheridan Healthcare, Term Loan, 1st Lien
4.500%, 06/29/2018	746	751
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	1,400	1,379
Smart & Final, Cov-Lite 2nd Lien
10.500%, 11/08/2020	1,445	1,490
Sophos Public
6.500%, 05/10/2019	1,414	1,427
SpringLeaf Financial
5.500%, 05/06/2017	2,950	2,965
Standard Aero, Term Loan B2
6.250%, 10/19/2018	685	695
Supervalu
6.250%, 02/05/2019	4,000	4,065
Supervalu, Term Loan B
0.000%, 01/10/2019 (H)	2,590	2,632
Sutherland Global, 1st Lien
7.250%, 03/06/2019	344	340
Sutherland SGS
7.250%, 03/06/2019	156	154
Syniverse Holdings
9.125%, 01/15/2019	225	247
Targus Group International, Term Loan B
11.000%, 05/24/2016	396	398
Telx Group, Term Loan B, 1st Lien
6.250%, 09/25/2017	99	100
Texas Competitive Electric Holdings, Extending Term Loan
4.792%, 10/10/2017	694	492
4.699%, 10/10/2017	4,321	3,060
3.702%, 10/10/2014	4,027	2,951
Texas Competitive Electric Holdings, Term Loan
3.792%, 10/10/2014	2,061	1,510
The Pantry, Term Loan B
5.750%, 07/31/2019	1,583	1,595
Univision Communications, Extended Term Loan B
4.452%, 03/31/2017	1,001	1,005
Vertafore
9.750%, 10/27/2017	560	571
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 04/24/2020	2,000	2,010
Walter Investment Management, Term Loan
5.750%, 11/15/2017	2,128	2,162
WideOpenWest Finance LLC
6.250%, 07/12/2018	787	794

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	125

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wilton Brands, 1st Lien Term Loan
7.500%, 08/07/2019	$1,778	$1,795

Total Loan Participations (Cost $172,611) ($ Thousands)		176,501

PREFERRED STOCK — 0.8%
Ally Financial, 0.000% (A) (D)	29,845	10,272
Chesapeake Energy, 5.75% (A)	700	715
Dana Holding, 0.000% (A)	5,475	828
Regions Financial, 6.380%	131,800	3,365

Total Preferred Stock (Cost $12,370) ($ Thousands)		15,180

MUNICIPAL BONDS — 0.7%
Buckeye Tobacco Settlement Finance Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.375%, 06/01/2024	580	542
5.125%, 06/01/2024	865	793
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/2030	495	447
5.875%, 06/01/2047	290	260
Golden State Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,000	1,914
New Jersey Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/2041	7,710	6,947
4.750%, 06/01/2034	3,290	2,916

Total Municipal Bonds (Cost $10,811) ($ Thousands)		13,819

CONVERTIBLE BONDS — 0.4%
Leap Wireless International CV to 10.729
4.500%, 07/15/2014	2,135	2,175
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,300	2,881
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,785	1,245
Meritor
4.000%, 02/15/2019 (C)	914	727
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—
Vector Group CV to 48.8281
3.875%, 06/15/2026 (D)	373	395

Total Convertible Bonds (Cost $6,691) ($ Thousands)		7,423

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

COMMON STOCK — 0.1%
Aventine*	1,411	$30
Core-Mark Holding, Cl A	740	38
Dana Holding	67,046	1,195
Delta Air Lines, Cl A*	2,568	43
Global Aviation*	97,655	—
HMH Holdings Delaware Inc*	35,072	807
Neenah Enterprises* (E)	17,244	125
Quad	78	2
United Continental Holdings*	35	1
VSS AHC, Cl A* (E) (F) (J)	27,106	323

Total Common Stock (Cost $4,230) ($ Thousands)		2,564

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.753%, 03/15/2019 (D)	$1,214	668
Cajun Global LLC, Ser 2011-1A
5.955%, 02/20/2041 (A)	1,193	1,330
Dominos Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/2042 (A)	493	552

Total Asset-Backed Securities (Cost $2,507) ($ Thousands)		2,550

	Number of Warrants

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17*	1,790	—
CUI Acquisition, Expires (E) (F) (J)*	47,444	1,898

Total Warrants (Cost $4,033) ($ Thousands)		1,898

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.120%**† (G)	6,082	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**†	114,995,009	114,995

Total Cash Equivalent (Cost $114,995) ($ Thousands)		114,995

Total Investments — 101.3% (Cost $1,947,794) ($ Thousands)		$2,047,888

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

A summary of outstanding swap agreements held by the Fund at March 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1 Index	BUY	5.00	12/20/16	17,280	$(1,979)

Percentages are based on a Net Assets of $2,022,174 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(E)	Securities considered illiquid. The total value of such securities as of March 31,2013 was $4,010 ($ Thousands) and represented 0.20% of Net Assets.

(F)	Securities considered restricted. The total value of such securities as of March 31, 2013 was $3,885 ($ Thousands) and represented 0.19% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2013 was $6 ($ Thousands)

(H)	Unsettled bank loan. Interest rate not available.

(I)	This security or a partial position of this security is on loan at March 31, 2013 (See Note 10). The total value of securities on loan at March 31, 2012 was $6 ($ Thousands).

(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2013 was $9,273 ($ Thousands) and represented 0.46% of Net Assets.

(K) Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Corporate Obligations	$—	$1,519,327	$2,961	$1,522,288
Collateralized Debt
Obligations	—	—	190,664	190,664
Loan Participations	—	161,742	14,759	176,501
Preferred Stock	1,364	13,816	—	15,180
Municipal Bonds	—	13,819	—	13,819
Convertible Bonds	—	7,423	—	7,423
Common Stock	1,309	807	448	2,564
Asset-Backed Securities	—	2,550	—	2,550
Warrants	—	—	1,898	1,898
Affiliated Partnership	—	6	—	6
Cash Equivalent	114,995	—	—	114,995

Total Investments in Securities	$117,668	$1,719,490	$210,730	$2,047,888

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(1,979)	$—	$(1,979)

Total Other Financial Instruments	$—	$(1,979)	$—	$(1,979)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Common Stock	Asset-Backed Securities	Warrants	Auction Rate Preferred Securities
Beginning balance as of October 1, 2012	$2,777	$139,202	$14,574	$448	$3,435	$2,159	$1,127
Accrued discounts/premiums	17	1,174	4	—	(13)	—	—
Realized gain/(loss)	11	1,031	21	—	372	—	132
Change in unrealized appreciation/(depreciation)	60	12,116	50	—	(53)	(261)	(109)
Purchases	110	46,766	21,353	—	—	—	—
Sales	(14)	(9,625)	(22,548)	—	(3,741)	—	(1,150)
Transfer into Level 3	—	—	3,767	—	—	—	—
Transfer out of Level 3	—	—	(2,462)	—	—	—	—

Ending balance as of March 31, 2013	$2,961	$190,664	$14,759	$448	$—	$1,898	$—

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$60	$10,677	$—	$—	$—	$(261)	$—

(1)

Of the $210,730 in Level 3 securities as of March 31, 2013, $9,273 or 0.46% of Net Assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	127

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

March 31, 2013

Description	Face Amount ($Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$15,916	$19,147
2.500%, 07/15/2016	17,731	20,513
2.375%, 01/15/2017	15,815	18,448
2.000%, 01/15/2014	2,960	3,059
2.000%, 07/15/2014	19,761	20,915
2.000%, 01/15/2016	22,828	25,440
1.875%, 07/15/2015	20,422	22,402
1.625%, 01/15/2015	22,492	23,991
1.625%, 01/15/2018	15,856	18,486
1.250%, 04/15/2014	17,247	17,818
0.500%, 04/15/2015	20,562	21,599
0.125%, 04/15/2016	41,574	44,166
0.125%, 04/15/2017	47,120	50,819

Total U.S. Treasury Obligations (Cost $298,929) ($ Thousands)		306,803

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%*†	1,903,822	1,904

Total Cash Equivalent (Cost $1,904) ($ Thousands)		1,904

Total Investments — 99.7% (Cost $300,833) ($ Thousands)		$308,707

Percentages are based on a Net Assets of $309,551 ($ Thousands)

*	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security (see Note 6)

Cl — Class

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$306,803	$—	$306,803
Cash Equivalent	1,904	—	—	1,904

Total Investments in Securities	$1,904	$306,803	$—	$308,707

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 86.0%
AQR Diversified Arbitrage Fund, Cl I	4,434,681	$49,402
Blackrock Global Long/Short Credit Fund, Cl I	1,763,149	18,725
Driehaus Active Income Fund, Cl I	4,220,077	45,281
Driehaus Select Credit Fund	947,829	9,459
Eaton Vance Global Macro Absolute Return Fund, Cl I	4,956,329	48,969
Forward Long/Short Credit Analysis Fund, Cl I	2,414,100	21,534
MainStay Marketfield Fund, Cl I	1,638,897	27,304
Merger Fund	3,091,665	49,065
MutualHedge Frontier Legends Fund, Cl I	1,761,510	17,051
Robeco Boston Partners Long/Short Research Fund	1,287,611	16,585
TFS Market Neutral Fund	1,501,811	24,179

Total Registered Investment Companies (Cost $325,541) ($ Thousands)		327,554

COMMON STOCK — 7.9%

Consumer Discretionary — 0.6%
Autozone*	190	75
Best Buy	3,410	76
Dollar General*	2,860	145
GNC Holdings, Cl A	3,130	123
Harley-Davidson, Cl A	700	37
HomeAway*	1,430	47
Las Vegas Sands	2,990	169
Lennar, Cl A	10,420	432
Michael Kors Holdings*	3,070	174
Movado Group	1,450	49
Standard-Pacific*	23,090	200
Starbucks	830	47
Starwood Hotels & Resorts
Worldwide	1,090	69
Tata Motors ADR	2,760	67
Time Warner	1,830	105
Toyota Motor ADR	450	46
TRI Pointe Homes*	10,360	209
Walt Disney	830	47

		2,117

Consumer Staples — 0.1%
Colgate-Palmolive	330	39
Estee Lauder, Cl A	980	63

Description	Shares	Market Value ($ Thousands)

Hershey	790	$69
Hillshire Brands	3,880	136
JM Smucker	290	29
Walgreen	2,550	122

		458

Energy — 0.1%
Cabot Oil & Gas	420	28
Cobalt International Energy*	2,090	59
Concho Resources*	2,570	250
Prothena*	114	1
Schlumberger, Cl A	1,030	77
Southwestern Energy, Cl A*	1,760	66

		481

Financials — 3.0%
Affiliated Managers Group	4,260	654
AIA Group	102,277	448
Allstate	1,620	80
Alterra Capital Holdings	13,840	436
American Tower, Cl A†	5,320	409
Banco do Brasil	31,480	427
Bank of the Ozarks	8,480	376
Brown & Brown	9,830	315
Cardtronics*	5,710	157
Chubb	3,700	324
Citigroup	12,750	564
Countrywide*	37,891	225
Credito Real*	127,285	220
Donegal Group, Cl A	5,770	88
Education Realty Trust, Cl A†	35,510	374
eHealth*	11,150	199
Employers Holdings	7,740	182
Fortegra Financial*	30,533	267
Heritage Oaks Bancorp*	12,930	74
Hersha Hospitality Trust, Cl A†	22,950	134
Host Hotels & Resorts†	14,260	249
IntercontinentalExchange*	1,600	261
Invesco	12,730	369
MetLife	9,640	367
Metro Pacific Investments	3,011,861	412
MetroCorp Bancshares*	7,030	71
Metropolitan Bank & Trust	70,020	201
MGIC Investment*	29,710	147
NASDAQ OMX Group, Cl A	6,650	215
Ocwen Financial*	13,610	516
OmniAmerican Bancorp, Cl A*	9,800	248
ProAssurance	8,050	381
Raymond James Financial	12,700	585
SCBT Financial	4,810	242
Shinhan Financial Group ADR	3,450	124
Signature Bank NY, Cl B *	4,450	350
Tetragon Financial Group	19,340	211

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	129

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Texas Capital Bancshares *	7,500	$303
Tower Group International	16,050	296

		11,501

Health Care — 2.5%
Abbott Laboratories	6,580	232
AbbVie	3,790	155
ACADIA Pharmaceuticals *	18,760	149
Air Methods	2,520	122
Analogic	3,330	263
Ariad Pharmaceuticals *	6,580	119
ArthroCare	3,290	114
Auxilium Pharmaceuticals *	12,260	212
Baxter International	5,840	424
Biogen Idec *	800	154
BioMarin Pharmaceuticals *	1,490	93
Catamaran *	5,980	317
Cepheid *	3,670	141
Community Health Systems	4,280	203
Cooper, Cl A	3,850	415
Covance *	390	29
Cubist Pharmaceuticals *	2,620	123
Cynosure, Cl A *	3,920	103
Dr Reddy’s Laboratories ADR	1,410	46
Elan ADR *	9,980	118
Emeritus *	3,750	104
Express Scripts Holding *	8,060	465
Gilead Sciences *	5,810	284
HCA Holdings	7,550	307
Health Net, Cl A *	2,470	71
InterMune *	870	8
Laboratory Corp of America Holdings *	1,660	150
McKesson	2,500	270
Momenta Pharmaceuticals *	7,740	103
Neurocrine Biosciences *	9,480	115
NPS Pharmaceuticals *	7,480	76
Ono Pharmaceutical	3,540	215
Onyx Pharmaceuticals *	2,250	200
Patterson	6,530	248
Pfizer	35,010	1,010
QLT *	18,890	167
Roche Holding ADR	7,340	430
Roche Holding	240	56
Sanofi ADR	6,350	324
Sarepta Therapeutics *	950	35
Shire ADR	2,380	217
Synageva BioPharma, Cl A *	1,560	86
Takeda Pharmaceutical	1,410	75
Team Health Holdings *	7,180	261
Thermo Fisher Scientific	1,530	117
ThromboGenics *	910	44
Universal Health Services, Cl B	2,450	157
ViroPharma *	10,900	274
Warner Chilcott, Cl A	10,700	145

Description	Shares	Market Value ($ Thousands)

Wright Medical Group *	1,240	$30
XenoPort *	4,200	30
Zoetis *	1,870	62

		9,668

Industrials — 0.5%
Ametek	1,110	48
CAI International *	11,630	335
Clean Harbors *	2,690	156
Cummins	490	57
Equifax	5,750	331
Honeywell International	1,040	78
Nordson	2,300	152
Old Dominion Freight Line, Cl A *	2,000	77
Parker Hannifin, Cl A	840	77
TAL International Group	5,100	231
Teleflex	3,540	299

		1,841

Information Technology — 1.0%
Allot Communications *	2,890	34
Aruba Networks	1,840	45
Autodesk, Cl A	1,380	57
Bottomline Technologies *	10,230	292
Broadcom, Cl A	1,620	56
Ciena *	1,680	27
Cisco Systems	6,030	126
eBay *	9,010	489
EMC *	2,290	55
Facebook, Cl A *	2,190	56
Fidelity National Information Services, Cl B	8,290	328
Fusion-io *	4,520	74
Iron Mountain	10,330	375
Jabil Circuit	4,090	76
Juniper Networks *	7,280	135
Maxim Integrated Products	1,470	48
MAXIMUS	2,520	202
OSI Systems *	3,070	191
Qualcomm *	580	39
servicenow *	890	32
Skyworks Solutions *	3,570	79
Take-Two Interactive Software, Cl A *	4,290	69
TIBCO Software, Cl E *	6,990	141
Visa, Cl A	3,810	647
Xilinx	1,240	47
Zynga, Cl A *	44,280	149

		3,869

Materials — 0.1%
CF Industries Holdings	370	71
Eastman Chemical	520	36
Goldcorp	4,750	160

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares	Market Value ($ Thousands)

Monsanto	740	$78
PetroLogistics	5,660	78

		423

Telecommunication Services — 0.0%
SBA Communications, Cl A*	1,330	96

Total Common Stock (Cost $28,233) ($ Thousands)		30,454

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%**††	18,130,571	18,131

Total Cash Equivalent (Cost $18,131) ($ Thousands)		18,131

Total Investments — 98.7% (Cost $371,905) ($ Thousands)		$376,139

COMMON STOCK SOLD SHORT — (4.9)%

Consumer Discretionary — (0.5)%
Autoliv	(390)	(27)
Cabela’s*	(1,520)	(92)
Carnival	(1,080)	(37)
Columbia Sportswear	(520)	(30)
Daimler	(1,280)	(70)
Darden Restaurants	(740)	(38)
DineEquity	(1,450)	(100)
Discovery Communications, Cl A*	(630)	(50)
Hasbro	(1,760)	(77)
Lear	(480)	(26)
Lowe’s	(990)	(38)
MDC Holdings	(5,280)	(193)
NetFlix*	(595)	(113)
Nordstrom	(720)	(40)
NVR*	(190)	(205)
Omnicom Group	(2,040)	(120)
Panera Bread, Cl A*	(810)	(134)
Thomson Reuters	(12,060)	(392)
Time Warner Cable, Cl A	(410)	(39)
Under Armour, Cl A*	(1,460)	(75)
Wolverine World Wide	(2,150)	(95)

		(1,991)

Consumer Staples — (0.1)%
CVS Caremark	(1,340)	(74)
Kimberly-Clark	(1,310)	(128)
Rite Aid*	(20,540)	(39)

		(241)

Energy — (0.1)%
Baker Hughes	(820)	(38)
ConocoPhillips	(1,010)	(61)

Description	Shares	Market Value ($ Thousands)

Oasis Petroleum*	(4,060)	$(155)
Occidental Petroleum	(490)	(38)
Patterson-UTI Energy	(940)	(22)
Tenaris ADR	(1,850)	(75)
Ultra Petroleum*	(2,320)	(47)

		(436)

Financials — (2.3)%
Ameriprise Financial	(3,950)	(291)
Aon	(3,810)	(234)
Assurant	(10,230)	(460)
Aviva	(47,750)	(215)
Banco Bradesco ADR	(18,348)	(312)
Banco Santander Chile ADR	(1)	—
BanColombia ADR	(4,620)	(292)
Charles Schwab	(16,350)	(289)
Cincinnati Financial	(7,580)	(358)
City National	(3,410)	(201)
CME Group	(5,610)	(344)
Comerica	(11,230)	(404)
Commerzbank*	(51,960)	(76)
DuPont Fabros Technology†	(13,310)	(323)
Eaton Vance	(1,210)	(51)
Equity Residential†	(5,110)	(281)
First Horizon National	(17,400)	(186)
FXCM, Cl A	(12,380)	(169)
Green Dot, Cl A*	(9,680)	(162)
Grupo Financiero Banorte, Cl O	(47,020)	(376)
Janus Capital Group	(31,390)	(295)
Jones Lang LaSalle	(3,860)	(384)
LaSalle Hotel Properties†	(9,870)	(251)
Legg Mason	(10,710)	(344)
MarketAxess Holdings	(6,750)	(252)
Montpelier Re Holdings	(7,830)	(204)
MSCI, Cl A*	(7,140)	(242)
Nationstar Mortgage Holdings*	(7,900)	(292)
Progressive	(18,920)	(478)
Public Storage†	(1,710)	(260)
RLI	(3,780)	(272)
Stifel Financial*	(7,950)	(276)

		(8,574)

Health Care — (1.0)%
Agilent Technologies	(3,540)	(149)
Amarin ADR	(4,610)	(34)
AmerisourceBergen	(2,270)	(117)
Amgen, Cl A	(1,930)	(198)
Arena Pharmaceuticals*	(9,440)	(78)
Boston Scientific*	(5,750)	(45)
C.R. Bard	(2,980)	(300)
Chemed	(850)	(68)
Dentsply International	(6,400)	(272)
Eisai	(4,020)	(179)
Fresenius Medical Care & KGaA ADR	(3,160)	(107)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	131

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Greenway Medical Technologies*	(5,390)	$(86)
Henry Schein*	(1,240)	(115)
Hospira*	(1,290)	(42)
Immunogen*	(4,740)	(76)
Johnson & Johnson	(3,350)	(273)
Kindred Healthcare*	(5,270)	(56)
Medtronic	(5,750)	(270)
Mylan Laboratories*	(4,950)	(143)
Myriad Genetics*	(9,170)	(233)
Neogen, Cl B*	(1,090)	(54)
Novartis ADR	(2,680)	(191)
Select Medical Holdings	(5,710)	(51)
Stryker	(4,590)	(299)
UnitedHealth Group	(4,070)	(233)
Varian Medical Systems*	(3,650)	(263)
WellPoint	(430)	(28)

		(3,960)

Industrials — (0.1)%
Con-way	(2,870)	(101)
Dover	(1,680)	(122)
Emerson Electric	(510)	(28)
Ingersoll-Rand	(500)	(28)
Northrop Grumman	(570)	(40)
Southwest Airlines, Cl A	(6,060)	(82)

		(401)

Information Technology — (0.7)%
Adtran	(1,450)	(29)
ARM Holdings ADR	(4,370)	(185)
Avnet*	(2,220)	(80)
Check Point Software Technologies*	(590)	(28)
CoStar Group*	(790)	(87)
Factset Research Systems	(2,660)	(246)
Fiserv, Cl A*	(5,310)	(466)
Flir Systems	(3,780)	(98)
Freescale Semiconductor*	(1,840)	(28)
Global Payments	(8,700)	(432)
International Business Machines	(220)	(47)
Nvidia	(5,990)	(77)
Power Integrations	(1,780)	(77)
Rackspace Hosting*	(500)	(25)
Seagate Technology	(2,060)	(75)
SolarWinds*	(480)	(28)
Tech Data*	(750)	(34)
Texas Instruments	(2,640)	(94)
VeriSign*	(650)	(31)
VMware, Cl A*	(2,160)	(170)
Xoom*	(9,870)	(226)

		(2,563)

Materials — (0.1)%
Airgas	(480)	(48)
Barrick Gold	(2,770)	(81)

Description	Shares	Market Value ($ Thousands)

Compass Minerals International, Cl A	(1,040)	$(82)
E.I. Du Pont de Nemours	(1,150)	(56)
Solvay	(780)	(106)

		(373)

Total Common Stock Sold Short (Proceeds $(17,979)) ($ Thousands)		(18,539)

EXCHANGE TRADED FUNDS SOLD SHORT — (0.7)%
CurrencyShares Euro Trust	(2,430)	(309)
CurrencyShares Japanese Yen Trust	(1,110)	(115)
iShares NASDAQ Biotechnology Index
Fund	(3,230)	(517)
Market Vectors Biotech ETF	(5,900)	(383)
Market Vectors Pharmaceutical ETF	(8,840)	(398)
SPDR Health Care Select ETF	(19,950)	(917)
SPDR S&P 500 ETF Trust	(740)	(117)

Total Exchange Traded Funds Sold Short (Proceeds $(2,591)) ($ Thousands)		(2,756)

Total Securities Sold Short (Proceeds $(20,570)) ($ Thousands)		(21,295)

PURCHASED OPTIONS*@ — 0.0%
Baxter International Call, Expires 04/20/2013, Strike Price: $72.50	14	2
Baxter International Call, Expires 05/18/2013, Strike Price: $72.50	6	2
Humana Call, Expires: 04/20/2013, Strike Price: $70.00	14	4
Humana Call, Expires: 04/20/2013, Strike Price: $72.50	2	0
Humana Call, Expires: 04/20/2013, Strike Price: $75.00	3	0
Humana Call, Expires: 04/20/2013, Strike Price: $77.50	4	0
Humana Put, Expires: 04/20/2013, Strike Price: $67.50	10	2
Quest Diagnostic Call, Expires: 05/18/2013, Strike Price: $60.00	12	1
United Therapeutics Put, Expires: 04/20/2013, Strike Price: $60.00	13	2

Total Purchased Options (Cost $14) ($Thousands)		13

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Percentages are based on Net Assets of $380,969 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

@	For the period ended March 31, 2013, the total amount of all open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NASDAQ— National Association of Securities Dealers Automated Quotations

NY — New York

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositoy Receipt

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$327,554	$—	$—	$327,554
Common Stock	30,379	75	—	30,454
Cash Equivalent	18,131	—	—	18,131

Total Investments in Securities	$376,064	$75	$—	$376,139

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(18,463)	$(76)	$—	$(18,539)
Exchange Traded Funds	(2,756)	—	—	(2,756)
Purchased Options	13	—	—	13

Total Other Financial Instruments	$(21,206)	$(76)	$—	$(21,282)

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	133

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

March 31, 2013

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 22.9%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
2.250%, 04/15/2013	EUR	1,526	$1,959
0.750%, 04/15/2018	EUR	609	858
Canada Government
2.375%, 09/10/2014		500	515
0.875%, 02/14/2017		1,200	1,208
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	33,364	51,040
1.500%, 04/15/2016	EUR	34,040	56,257
0.100%, 04/15/2023	EUR	826	1,127
France Government Bond
1.100%, 07/25/2022	EUR	1,141	1,601
France Government Bond OAT
2.250%, 07/25/2020	EUR	527	808
1.800%, 07/25/2040	EUR	905	1,419
1.600%, 07/25/2015	EUR	1,308	1,803
1.300%, 07/25/2019	EUR	14,344	20,701
1.100%, 07/25/2022	EUR	26,523	37,218
0.250%, 07/25/2018	EUR	5,719	7,736
French Treasury Note
2.350%, 09/15/2035	EUR	1,004	1,088
2.100%, 07/25/2023	EUR	843	1,300
1.850%, 07/25/2027	EUR	597	895
0.450%, 07/25/2016	EUR	705	953
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/2023	EUR	1,086	1,305
2.350%, 09/15/2019	EUR	841	1,062
2.150%, 09/15/2014	EUR	1,043	1,373
2.100%, 09/15/2016	EUR	536	698
Province of British Columbia
2.000%, 10/23/2022		750	731
Province of Ontario Canada
2.450%, 06/29/2022		250	251
0.950%, 05/26/2015		250	252
United Kingdom GILT Inflation Linked Bond
2.500%, 08/16/2013 to 04/16/2020	GBP	624	3,088
2.000%, 01/26/2035	GBP	532	1,767
1.875%, 11/22/2022	GBP	37,076	76,668
1.250%, 11/22/2027 to 11/22/2055	GBP	2,613	5,596

Description	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

1.125%, 11/22/2037	GBP	455	$955
0.625%, 03/22/2040 to 11/22/2042	GBP	1,443	2,777
0.375%, 03/22/2062	GBP	305	576
0.125%, 03/22/2044	GBP	1,217	1,994

Total Sovereign Debt (Cost $282,697) ($ Thousands)			287,579

COMMON STOCK — 3.9%

Consumer Discretionary — 0.3%
Amazon.com, Cl A*		210	56
Apollo Group, Cl A		1,739	30
Autonation*		1,481	65
Autozone*		173	69
Bed Bath & Beyond*		871	56
Best Buy		2,789	62
Big Lots		1,646	58
BorgWarner		749	58
Cablevision Systems, Cl A		2,692	40
CarMax*		1,750	73
Chipotle Mexican Grill, Cl A*		191	62
Coach		821	41
Comcast, Cl A		1,635	69
Darden Restaurants		1,212	63
DIRECTV*		1,160	66
Discovery Communications, Cl A*		968	76
Dollar Tree*		1,222	59
DR Horton		2,237	54
Family Dollar Stores		827	49
Ford Motor		5,980	79
Fossil, Cl A*		484	47
GameStop, Cl A		2,362	66
Gannett		2,845	62
Gap		1,346	48
Genuine Parts		840	65
Goodyear Tire & Rubber*		3,113	39
H&R Block		4,943	146
Harley-Davidson, Cl A		750	40
Harman International Industries, Cl A		925	41
Hasbro		1,448	64
Home Depot		949	66
International Game Technology		1,882	31
J.C. Penney		1,558	23
Johnson Controls		1,798	63
Kohl’s		1,084	50
L Brands		1,100	49
Leggett & Platt		2,764	94
Lennar, Cl A		590	25
Lowe’s		1,747	66
Macy’s		1,140	48
Marriott International, Cl A		1,390	59
Mattel		1,486	65
McDonald’s		711	71

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares	Market Value ($ Thousands)

Newell Rubbermaid, Cl B	2,764	$72
News, Cl A	2,071	63
Nike, Cl B	1,076	63
Nordstrom	882	49
Omnicom Group	1,019	60
O’Reilly Automotive*	644	66
priceline.com*	94	64
PulteGroup*	1,493	30
Ralph Lauren, Cl A	318	54
Ross Stores	730	44
Scripps Networks Interactive, Cl A	899	58
Snap-on	825	68
Staples	5,184	70
Starbucks	1,059	60
Target, Cl A	839	57
Tiffany	835	58
Time Warner	1,564	90
Time Warner Cable, Cl A	597	57
TJX	1,183	55
TripAdvisor*	1,614	85
Urban Outfitters*	1,312	51
VF	337	57
Viacom, Cl B	1,140	70
Walt Disney	926	53
Washington Post, Cl B	157	70
Whirlpool	206	25
Wyndham Worldwide	853	55
Wynn Resorts	479	60
Yum! Brands	892	64

		4,241

Consumer Staples — 0.6%
Altria Group	3,188	110
Archer-Daniels-Midland	5,305	179
Avon Products	7,031	146
Beam	1,964	125
Brown-Forman, Cl B	1,857	133
Campbell Soup	4,050	184
Clorox	2,840	252
Coca-Cola	3,925	159
Coca-Cola Enterprises	4,535	167
Colgate-Palmolive	1,381	163
ConAgra Foods	6,251	224
Constellation Brands, Cl A*	3,236	154
Costco Wholesale	1,330	141
CVS Caremark	3,136	173
Dean Foods*	6,359	115
Dr Pepper Snapple Group	3,147	148
Estee Lauder, Cl A	2,334	149
General Mills, Cl A	4,345	214
Hershey	2,299	201
HJ Heinz	2,607	188
Hormel Foods	7,064	292
JM Smucker	2,116	210
Kellogg	3,288	212

Description	Shares	Market Value ($ Thousands)

Kimberly-Clark	1,728	$169
Kraft Foods	3,751	193
Kroger	5,775	191
Lorillard	4,029	162
McCormick	2,722	200
Mead Johnson Nutrition, Cl A	2,049	159
Molson Coors Brewing, Cl B	3,422	167
Monster Beverage*	1,788	85
PepsiCo	1,946	154
Philip Morris International	1,777	165
Procter & Gamble	2,246	173
Reynolds American	4,494	200
Safeway	6,783	179
SYSCO, Cl A	5,569	196
Tyson Foods, Cl A	3,978	99
Walgreen	3,817	182
Wal-Mart Stores	1,615	121
Whole Foods Market	1,676	145

		6,979

Energy — 0.3%
Anadarko Petroleum, Cl A	1,228	107
Apache	900	70
Baker Hughes	1,842	85
Cabot Oil & Gas	2,082	141
Cameron International*	1,419	93
Chesapeake Energy	3,960	81
Chevron	1,007	120
ConocoPhillips	1,874	113
Consol Energy	2,205	74
Denbury Resources*	4,420	82
Devon Energy	1,312	74
Diamond Offshore Drilling	1,139	79
EOG Resources	719	92
EQT	1,864	126
Exxon Mobil	1,276	115
FMC Technologies*	1,871	102
Halliburton	2,519	102
Helmerich & Payne	1,459	89
Hess	1,476	106
Kinder Morgan	2,406	93
Marathon Oil	2,995	101
Marathon Petroleum	1,863	167
Murphy Oil	1,713	109
Nabors Industries	3,968	64
National Oilwell Varco, Cl A	979	69
Newfield Exploration*	2,581	58
Noble Energy	969	112
Occidental Petroleum	1,154	91
Peabody Energy	2,384	50
Phillips 66	1,589	111
Pioneer Natural Resources	787	98
QEP Resources	2,701	86
Range Resources	1,288	104
Schlumberger, Cl A	1,075	80

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	135

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Southwestern Energy, Cl A*	2,367	$88
Spectra Energy	4,068	125
Tesoro	2,021	118
Valero Energy	2,734	124
Williams	3,163	119
WPX Energy*	6,300	101

		3,919

Financials — 0.3%
Aflac	1,061	55
Allstate	1,420	70
American Express	700	47
American International Group*	1,536	60
American Tower, Cl A†	1,028	79
Ameriprise Financial	933	69
Assurant	1,499	68
AvalonBay Communities	370	47
BB&T	1,475	46
Berkshire Hathaway, Cl B*	656	68
BlackRock	320	82
Boston Properties†	488	49
Capital One Financial*	700	38
Charles Schwab	3,688	65
Chubb	987	86
Cincinnati Financial	1,477	70
Citigroup	888	39
CME Group	1,236	76
Comerica	1,660	60
Discover Financial Services	1,159	52
Equity Residential†	941	52
Federated Investors, Cl B	2,220	53
First Horizon National	5,055	54
Franklin Resources	417	63
Goldman Sachs Group	456	67
Hartford Financial Services Group	2,758	71
HCP†	1,029	51
Health Care†	867	59
Host Hotels & Resorts†	3,192	56
Hudson City Bancorp, Cl A	6,688	58
Huntington Bancshares*	8,297	61
IntercontinentalExchange*	418	68
Invesco	1,859	54
KeyCorp*	6,046	60
Kimco Realty†	2,593	58
Legg Mason	2,144	69
Leucadia National	2,164	60
Loews	1,576	69
M&T Bank	649	67
Marsh & McLennan	2,416	92
McGraw-Hill	1,029	54
Moody’s	1,150	61
NASDAQ OMX Group, Cl A	2,397	78
Northern Trust*	1,195	65
NYSE Euronext	1,971	76
People’s United Financial	5,132	69

Description	Shares	Market Value ($ Thousands)

Plum Creek Timber†	1,119	$58
PNC Financial Services Group	887	59
Progressive	2,974	75
ProLogis†	1,370	55
Prudential Financial	1,193	70
Public Storage†	482	73
Regions Financial*	5,802	48
SLM	3,410	70
State Street	1,183	70
SunTrust Banks*	1,338	39
T. Rowe Price Group	868	65
Torchmark, Cl A	975	58
Travelers	849	72
US Bancorp	1,627	55
Ventas†	761	56
Vornado Realty Trust†	658	55
Wells Fargo*	1,755	65
Weyerhaeuser†	1,863	59
XL Group, Cl A	2,656	80

		4,053

Health Care — 0.5%
Abbott Laboratories	1,820	64
AbbVie	1,820	74
Actavis*	1,291	119
Aetna, Cl A	2,461	126
Agilent Technologies	1,940	81
Alexion Pharmaceuticals*	852	78
Allergan	1,152	129
AmerisourceBergen	2,680	138
Amgen, Cl A	1,258	129
Baxter International	1,766	128
Becton Dickinson	1,401	134
Biogen Idec*	733	141
Boston Scientific*	17,432	136
Bristol-Myers Squibb	3,457	142
C.R. Bard	1,009	102
Cardinal Health	2,291	95
CareFusion*	3,738	131
Celgene, Cl A*	1,455	169
Cerner*	1,484	141
Cigna	2,197	137
Coventry Health Care	1,546	73
DaVita HealthCare Partners*	907	108
Dentsply International	2,500	106
Edwards Lifesciences, Cl A*	1,030	85
Eli Lilly	2,783	158
Express Scripts Holding*	1,303	75
Forest Laboratories, Cl A*	2,885	110
Gilead Sciences*	1,936	95
Hospira*	2,090	69
Humana	1,442	100
Intuitive Surgical*	186	91
Johnson & Johnson	1,072	87
Laboratory Corp of America Holdings*	1,217	110

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares	Market Value ($ Thousands)

Life Technologies*	2,190	$142
McKesson	1,213	131
Medtronic	2,624	123
Merck	2,621	116
Mondelez International, Cl A	7,826	240
Mylan*	4,057	117
Patterson	3,605	137
PerkinElmer	1,796	60
Perrigo	1,019	121
Pfizer	4,762	138
Quest Diagnostics	1,743	98
St. Jude Medical	2,437	99
Stryker	1,985	129
Tenet Healthcare*	768	37
Thermo Fisher Scientific	1,490	114
UnitedHealth Group	1,892	108
Varian Medical Systems*	1,696	122
Waters*	1,268	119
WellPoint	1,548	102
Zimmer Holdings	1,580	119

		6,033

Industrials — 0.3%
3M	726	77
ADT, Cl A	2,574	126
Avery Dennison	2,325	100
Boeing	941	81
C.H. Robinson Worldwide	1,277	76
Caterpillar, Cl A	615	53
Cintas	1,538	68
CSX	2,876	71
Cummins	574	66
Danaher, Cl A	1,254	78
Deere	725	62
Dover	1,065	78
Dun & Bradstreet	901	75
Emerson Electric	1,518	85
Equifax	1,396	80
Expeditors International of Washington	1,894	68
Fastenal, Cl A	1,456	75
FedEx	744	73
Flowserve	424	71
Fluor	1,258	83
General Dynamics	1,129	80
General Electric	3,141	73
Honeywell International	1,077	81
Illinois Tool Works	945	58
Jacobs Engineering Group*	1,636	92
Joy Global	916	54
L-3 Communications Holdings	901	73
Lockheed Martin	749	72
Masco	888	18
Norfolk Southern	909	70
Northrop Grumman	1,025	72

Description	Shares	Market Value ($ Thousands)

PACCAR	1,498	$76
Pall	1,187	81
Parker Hannifin, Cl A	653	60
Pitney Bowes	10,297	153
Precision Castparts	428	81
Quanta Services*	2,414	69
Raytheon	1,181	69
Republic Services	3,418	113
Robert Half International	2,824	106
Rockwell Automation	815	70
Rockwell Collins	1,396	88
Roper Industries	566	72
RR Donnelley & Sons	5,437	66
Ryanair Holdings ADR*	2,000	83
Ryder System	1,399	83
Southwest Airlines, Cl A	8,061	109
Stanley Black & Decker	854	69
Stericycle, Cl A*	1,126	120
Textron	1,911	57
Union Pacific	568	81
United Parcel Service, Cl B	932	80
United Technologies	906	85
Waste Management	2,460	96
WW Grainger	352	79
Xylem	1,841	51

		4,386

Information Technology — 0.3%
Adobe Systems*	1,897	82
Advanced Micro Devices*	13,172	34
Akamai Technologies*	1,436	51
Altera	1,450	51
Amphenol, Cl A	891	67
Analog Devices	1,415	66
Apple	164	73
Applied Materials	4,859	66
Autodesk, Cl A	1,679	69
Automatic Data Processing	1,205	78
BMC Software	1,276	59
Broadcom, Cl A	1,628	56
CA	2,697	68
Cisco Systems	3,190	67
Citrix Systems*	761	55
Cognizant Technology Solutions, Cl A*	1,021	78
Computer Sciences	1,829	90
Corning, Cl B	3,400	45
Dell	5,156	74
eBay*	1,313	71
Electronic Arts*	3,677	65
EMC*	2,540	61
F5 Networks, Cl A*	557	50
Fidelity National Information Services, Cl B	1,868	74
First Solar*	1,438	39
Fiserv, Cl A*	858	76

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	137

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Flir Systems	2,420	$63
Google, Cl A*	100	79
Harris	1,195	55
Hewlett-Packard*	2,741	65
Intel	2,316	51
International Business Machines	351	75
Intuit	1,158	76
Iron Mountain	2,432	88
Jabil Circuit	2,109	39
JDS Uniphase*	5,294	71
KLA-Tencor	1,029	54
Lam Research*	2,123	88
Linear Technology	1,618	62
LSI Logic*	6,223	42
Mastercard, Cl A	146	79
Microchip Technology	1,617	59
Microsoft	2,162	62
Molex	2,060	60
Motorola Solutions	1,397	89
NetApp*	535	18
Nvidia	4,230	54
Oracle, Cl B	2,124	69
Paychex	2,096	74
Qualcomm*	1,313	88
Red Hat*	1,003	51
SAIC	5,161	70
Salesforce.com*	385	69
SanDisk*	1,210	66
Symantec, Cl A*	3,276	81
Teradata*	1,297	76
Teradyne*	3,211	52
Texas Instruments	1,935	69
Total System Services	2,623	65
VeriSign*	1,285	61
Visa, Cl A	495	84
Western Digital	1,193	60
Western Union	3,461	52
Xerox	7,571	65
Xilinx	1,704	65
Yahoo!*	4,262	100

		4,311

Materials — 0.3%
Air Products & Chemicals	1,634	142
Airgas	1,517	151
Alcoa	10,220	87
Allegheny Technologies	2,668	85
Ball	2,868	136
Bemis	3,331	134
CF Industries Holdings	537	102
Cliffs Natural Resources	2,339	44
Dow Chemical, Cl A	2,927	93
E.I. Du Pont de Nemours	1,930	95
Eastman Chemical	372	26
Ecolab	1,926	155

Description	Shares	Market Value ($ Thousands)

FMC	2,241	$128
Freeport-McMoRan Copper & Gold, Cl B	2,651	88
International Flavors & Fragrances	2,199	169
International Paper	2,839	132
MeadWestvaco	3,664	133
Monsanto	1,556	164
Mosaic	1,880	112
Newmont Mining	3,501	147
Nucor	2,972	137
Owens-Illinois*	5,285	141
PPG Industries	1,203	161
Praxair	1,319	147
Sealed Air	4,004	97
Sherwin-Williams, Cl A	699	118
Sigma-Aldrich	2,062	160
United States Steel	2,734	53
Vulcan Materials	1,120	58

		3,395

Telecommunication Services — 0.4%
AT&T	21,428	786
CenturyLink	21,071	740
Crown Castle International*	7,292	508
Frontier Communications	117,942	470
MetroPCS Communications*	34,943	381
Sprint Nextel*	51,203	318
Verizon Communications	16,358	804
Windstream	64,954	516

		4,523

Utilities — 0.6%
AES	15,830	199
AGL Resources	5,139	215
Ameren	6,576	230
American Electric Power	5,133	250
Centerpoint Energy	11,764	282
CMS Energy	8,716	243
Consolidated Edison	3,996	244
Dominion Resources	4,110	239
DTE Energy	3,292	225
Duke Energy	3,342	242
Edison International	4,613	232
Entergy	3,428	217
Exelon	8,391	289
FirstEnergy	4,658	196
Integrys Energy Group	4,663	271
NextEra Energy	3,278	255
NiSource	8,273	243
Northeast Utilities	6,388	278
NRG Energy	6,727	178
Oneok	5,320	254
Pepco Holdings	10,729	230
PG&E	4,858	216
Pinnacle West Capital	4,626	268

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares	Market Value ($ Thousands)

PPL	6,540	$205
Public Service Enterprise Group	8,057	277
SCANA	6,484	332
Sempra Energy	2,909	233
Southern	7,384	346
TECO Energy	13,122	234
Wisconsin Energy	8,255	354
Xcel Energy	9,995	297

		7,774

Total Common Stock (Cost $43,692) ($ Thousands)		49,614

FOREIGN COMMON STOCK — 3.5%

Australia — 0.2%
AGL Energy	7,537	124
Alumina	9,247	54
APA Group	20,222	126
Aurizon Holdings	14,446	61
BHP Billiton	934	32
Brambles	3,731	33
Caltex Australia	2,679	60
CFS Retail Property Trust Group†	17,960	37
Coca-Cola Amatil	6,171	94
Cochlear	948	67
Computershare	15,820	168
Crown	5,980	77
CSL	2,581	159
Echo Entertainment Group	14,750	53
Insurance Australia Group	7,664	46
Metcash, Cl A	17,072	74
Origin Energy	6,090	84
Qantas Airways*	27,446	51
Ramsay Health Care	4,727	159
Santos	5,343	69
Sonic Healthcare	6,780	98
SP AusNet, Cl Miscellaneous	122,879	153
Tabcorp Holdings	16,759	56
Tatts Group	26,867	89
Telstra, Cl B	40,064	188
Toll Holdings	6,200	38
Transurban Group	5,588	37
Wesfarmers	1,494	62
Westfield Group†	3,250	37
Woodside Petroleum	1,375	51
Woolworths	3,001	106

		2,543

Austria — 0.0%
Andritz	1,380	93
Erste Group Bank	1,783	50
OMV	2,820	120
Telekom Austria	11,739	77
Verbund	5,608	121

Description	Shares	Market Value ($ Thousands)

Vienna Insurance Group Wiener Versicherung Gruppe	974	$47
Voestalpine	2,043	63

		571

Belgium — 0.1%
Anheuser-Busch InBev	707	70
Belgacom	2,836	70
Colruyt	3,826	185
Delhaize Group	1,729	94
KBC Groep	1,237	43
Solvay	545	74
UCB, Cl A	2,678	171
Umicore	1,573	74

		781

Canada — 0.3%
Agnico-Eagle Mines	517	21
Alimentation Couche Tard, Cl B	1,403	76
Bank of Montreal	535	34
Bank of Nova Scotia, Cl C	668	39
Barrick Gold	750	22
BCE	3,420	160
Bell Aliant	4,261	113
CAE	3,370	33
Cameco	1,287	27
Canadian National Railway	534	54
Canadian Pacific Railway	510	66
Canadian Tire, Cl A	691	50
Canadian Utilities, Cl A	2,470	196
Catamaran*	5,018	266
Cenovus Energy	1,416	44
CGI Group, Cl A*	8,949	243
CI Financial	1,126	31
Crescent Point Energy, Cl F	1,225	46
Empire, Cl A	922	60
Enerplus	1,995	29
Finning International	1,508	38
Fortis, Cl Common Subscription Receipt	5,621	189
Franco-Nevada	472	22
George Weston	1,379	102
Gildan Activewear	1,192	47
Husky Energy	1,708	49
IAMGOLD	1,514	11
Intact Financial, Cl Common Subscription Receipt	300	18
Loblaw	1,424	60
Magna International, Cl A	1,023	60
Metro, Cl A	831	52
National Bank of Canada	329	24
Open Text*	2,266	134
PICC Property & Casualty, Cl H	907	29
Research In Motion*	6,342	94
RioCan†	971	27

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	139

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Ritchie Bros Auctioneers, Cl B	2,062	$45
Rogers Communications, Cl B	1,908	97
Saputo	1,119	57
Shaw Communications, Cl B	4,071	101
Shoppers Drug Mart, Cl B	995	43
SNC-Lavalin Group	961	40
TELUS	1,511	104
Thomson Reuters, Cl B	1,875	61
Tim Hortons	1,738	94
Toronto-Dominion Bank	372	31
TransAlta	8,569	125
Valeant Pharmaceuticals International*	2,357	177
Vermilion Energy	783	40

		3,581

China — 0.0%
Sands China	10,800	56

Denmark — 0.1%
AP Moeller - Maersk, Cl A	9	67
AP Moeller - Maersk, Cl B	9	70
Carlsberg, Cl B	863	84
Coloplast A/S, Cl B	4,395	236
Danske Bank*	2,438	44
Novo Nordisk, Cl B	833	135
Novozymes, Cl B	4,673	158
TDC	16,097	124
Tryg	1,050	85
William Demant Holding*	1,059	89

		1,092

Finland — 0.1%
Elisa	5,193	96
Fortum	6,658	134
Kesko, Cl B	3,330	104
Kone, Cl B	772	61
Neste Oil	6,929	98
Nokia	36,468	118
Nokian Renkaat	1,678	75
Orion, Cl B	6,940	182
Sampo, Cl A	1,991	76
Stora Enso, Cl R	8,191	53
UPM-Kymmene, Cl V	4,939	55
Wartsila OYJ Abp	1,289	58

		1,110

France — 0.2%
Accor	875	30
Aeroports de Paris, Cl A	373	31
Air Liquide	459	56
ArcelorMittal	3,162	41
Arkema	483	44
AtoS*	855	59
Bureau Veritas*	225	28

Description	Shares	Market Value ($ Thousands)

Capital Gemini	1,281	$58
Carrefour	1,886	52
Casino Guichard Perrachon	507	53
Christian Dior, Cl B	255	42
Cie Generale de Geophysique - Veritas, Cl Trust Unit*	1,774	40
Cie Generale d’Optique Essilor International	1,564	174
CNP Assurances	1,903	26
Danone	624	43
Dassault Systemes	711	82
Electricite de France	4,008	77
Eutelsat Communications	893	32
Fonciere Des Regions†	434	34
France Telecom	10,929	111
GDF Suez	2,949	57
Gemalto	756	66
Groupe Eurotunnel*	4,624	37
ICADE†	347	30
Iliad*	495	105
Klepierre†	731	29
L’Oreal	335	53
LVMH Moet Hennessy Louis Vuitton	241	42
Pernod-Ricard	333	42
Peugeot	3,248	24
Sanofi	1,412	143
Schneider Electric	577	42
Technip	584	60
Thales, Cl A	738	31
Total	1,483	71
Unibail-Rodamco†	139	32
Veolia Environnement	3,898	49
Vinci	1,013	46
Vivendi	3,157	65

		2,137

Germany — 0.1%
Allianz	347	47
Bayer	703	72
Beiersdorf	629	58
Brenntag	381	59
Celesio	2,792	52
Deutsche Bank	1,026	40
Deutsche Boerse	557	34
Deutsche Telekom	11,595	123
E.ON	3,987	70
Fraport Frankfurt Airport Services Worldwide	761	43
Fresenius	614	76
Fresenius Medical Care	1,080	73
Hannover Rueckversicherung	619	49
Henkel & KGaA	793	63
Infineon Technologies	6,667	53
Kabel Deutschland Holding	958	88

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares	Market Value ($ Thousands)

MAN	398	$43
Merck KGaA	517	78
Metro	1,246	35
Muenchener Rueckversicherungs	274	51
RWE	2,372	88
SAP	1,462	117
Siemens	424	46
Suedzucker	1,486	63
ThyssenKrupp	1,732	35
United Internet	4,008	97
Volkswagen	135	25

		1,678

Greece — 0.0%
Coca Cola Hellenic Bottling	4,709	126
OPAP	9,368	74

		200

Hong Kong — 0.2%
AIA Group	10,800	47
ASM Pacific Technology	7,500	83
Cathay Pacific Airways	27,000	46
Cheung Kong Infrastructure Holdings	67,000	460
CLP Holdings, Cl B	44,000	385
Genting Singapore*	45,000	54
HKT Trust	94,000	94
Hong Kong & China Gas	72,000	210
Hopewell Holdings	16,500	67
Hutchison Whampoa	5,000	52
Li & Fung	22,000	30
Link†	10,500	57
MGM China Holdings*	17,600	38
MTR	13,000	52
NWS Holdings	19,000	34
PCCW	396,000	184
Power Assets Holdings	58,512	552
Shangri-La Asia	16,000	31
SJM Holdings	12,000	30
Wing Hang Bank	3,500	37
Yue Yuen Industrial Holdings	13,000	43

		2,586

Ireland — 0.1%
Accenture, Cl A	1,785	136
Covidien	1,899	129
CRH	5,508	122
Eaton	294	18
Elan*	12,629	145
Ingersoll-Rand	1,075	59
Kerry Group, Cl A	3,404	203
Prothena*	308	2
Seagate Technology	1,869	68

		882

Description	Shares	Market Value ($ Thousands)

Israel — 0.1%
Bank Hapoalim*	9,043	$41
Bezeq The Israeli Telecommunication	120,783	168
Delek Group	450	126
Israel	81	61
Israel Chemicals	5,016	65
Mellanox Technologies*	2,243	124
Mizrahi Tefahot Bank*	6,105	65
NICE Systems*	3,658	135
Teva Pharmaceutical Industries	6,355	251

		1,036

Italy — 0.1%
Assicurazioni Generali	2,134	33
Atlantia	3,095	49
Enel	24,822	81
Enel Green Power	35,539	66
Eni	3,019	68
Fiat Industrial	5,980	67
Finmeccanica	7,633	37
Luxottica Group	1,251	63
Pirelli & C.	3,530	37
Prysmian	2,952	61
Saipem	1,268	39
Snam Rete Gas	25,202	115
Telecom Italia	166,772	109
Tenaris	2,393	48
Terna Rete Elettrica Nazionale	28,255	117

		990

Japan — 0.9%
ABC-Mart, Cl H	1,600	61
Acom	2,000	58
Aeon, Cl H	2,700	35
AEON Financial Service	500	14
Air Water	2,000	29
Ajinomoto	5,000	75
Alfresa Holdings	2,200	119
ANA Holdings	50,000	102
Asahi Group Holdings	1,900	45
Asahi Kasei	4,000	27
Astellas Pharma	1,000	54
Bank of Kyoto	3,000	29
Bank of Yokohama	4,000	23
Benesse, Cl A	600	26
Bridgestone	800	27
Calsonic Kansei	292	88
Canon	600	22
Central Japan Railway	400	42
Chiba Bank, Cl B	3,000	22
Chubu Electric Power	8,600	105
Chugai Pharmaceutical	2,500	57
Chugoku Bank	3,000	49

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	141

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Chugoku Electric Power	14,700	$196
Citizen Holdings	3,600	19
Coca-Cola West	2,500	44
Cosmo Oil	39,000	82
Daicel	3,000	24
Daiichi Sankyo	3,000	58
Dainippon Sumitomo Pharma	9,100	170
Daito Trust Construction	200	17
Daiwa House Industry	1,000	19
Dentsu	700	21
East Japan Railway	400	33
Eisai	1,000	45
Electric Power Development	9,200	242
FamilyMart, Cl H	1,100	51
Fast Retailing	100	33
FUJIFILM Holdings	1,500	29
Fukuoka Financial Group	5,000	26
Hachijuni Bank	5,000	30
Hakuhodo DY Holdings	310	24
Hamamatsu Photonics	700	28
Hankyu Hanshin Holdings	7,000	42
Hirose Electric	200	27
Hisamitsu Pharmaceutical	1,500	82
Hitachi	4,000	23
Hitachi High-Technologies	700	15
Hitachi Metals	2,000	19
Hokkaido Electric Power	22,000	232
Hokuriku Electric Power	19,000	234
Hoya	1,000	19
Idemitsu Kosan	900	78
Inpex	9	48
Isetan Mitsukoshi Holdings	1,800	26
Itochu Techno-Solutions	900	45
Iyo Bank	6,000	57
J Front Retailing	4,000	31
Japan Petroleum Exploration	1,400	55
Japan Prime Realty Investment, Cl A†	6	24
Japan Real Estate Investment†	4	55
Japan Retail Fund Investment, Cl A†	11	27
Japan Tobacco	1,200	38
Joyo Bank	5,000	28
Jupiter Telecommunications	21	27
JX Holdings	13,100	72
Kamigumi	3,000	28
Kaneka	4,000	23
Kansai Electric Power	20,900	206
Kansai Paint	3,000	33
Kao	1,500	49
KDDI	3,600	148
Keikyu	12,000	126
Keio	4,000	34
Keisei Electric Railway	2,000	21
Keyence	100	30
Kikkoman	3,000	53
Kinden	3,000	20
Kintetsu	15,000	70

Description	Shares	Market Value ($ Thousands)

Kirin Holdings	3,000	$48
Kuraray	2,000	30
Kyocera	300	28
Kyowa Hakko Kirin	3,000	34
Kyushu Electric Power	20,300	211
Lawson	2,500	192
LIXIL Group	800	16
Maruichi Steel Tube	1,300	30
McDonald’s Holdings Japan	3,900	106
Medipal Holdings	6,000	85
MEIJI Holdings	1,100	51
Miraca Holdings	1,800	88
Mitsubishi Chemical Holdings, Cl B	5,000	23
Mitsubishi Motors*	20,000	21
Mitsubishi Tanabe Pharma	3,800	58
Mitsui Chemicals	9,000	20
Murata Manufacturing	500	37
Namco Bandai Holdings	1,100	20
NEC	12,000	31
NGK Spark Plug	2,000	30
Nintendo	200	21
Nippon Building Fund, Cl REIT†	2	28
Nippon Electric Glass	4,000	20
Nippon Express	5,000	24
Nippon Meat Packers	3,000	50
Nippon Paper Industries*	2,500	39
Nippon Steel & Sumitomo Metal	18,555	46
Nippon Telegraph & Telephone	3,700	161
Nishi-Nippon City Bank	8,000	25
Nisshin Seifun Group	3,500	48
Nissin Food Products	1,700	79
Nitori	1,050	80
NOK	1,100	16
Nomura Real Estate Office Fund, Cl A†	3	22
Nomura Research Institute	1,800	46
NTT Data	8	27
NTT DOCOMO	143	216
Odakyu Electric Railway	3,033	101
Oji Holdings	10,000	37
Olympus	2,000	47
Omron, Cl JP	1,200	30
Ono Pharmaceutical	1,000	61
Oracle Japan	700	32
Oriental Land	1,700	277
Osaka Gas	40,000	176
Otsuka	400	43
Otsuka Holdings	10,500	368
Rakuten	1,900	19
Resona Holdings	11,900	62
Ricoh	2,000	21
Rinnai	600	43
Rohm	800	29
Sankyo	600	28
Sanrio	500	22
Santen Pharmaceutical	2,000	94

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares	Market Value ($ Thousands)

Sega Sammy Holdings	900	$18
Sekisui Chemical	3,000	33
Sekisui House	2,000	27
Seven & I Holdings	1,400	46
Seven Bank	37,400	121
Shikoku Electric Power	16,500	240
Shimadzu	4,000	29
Shimamura	200	24
Shimizu	6,000	20
Shin-Etsu Chemical, Cl A	400	26
Shionogi	2,100	43
Shiseido	3,100	44
Showa Denko	11,000	16
Showa Shell Sekiyu	17,200	127
Softbank	1,600	74
Square Enix Holdings	1,400	15
Sumitomo	1,400	17
Sumitomo Rubber Industries	1,500	26
Suruga Bank	2,000	32
Suzuken	1,900	70
Sysmex	1,000	62
Taisei	7,000	19
Taisho Pharmaceutical Holdings	500	36
Taiyo Nippon Sanso	4,000	27
Takashimaya	3,000	30
Takeda Pharmaceutical	1,200	64
Teijin	10,000	23
Terumo	800	34
Tobu Railway	7,000	40
Toho	1,600	33
Toho Gas	38,000	247
Tohoku Electric Power	17,600	142
Tokyo Electric Power	39,600	107
Tokyo Gas	43,000	235
Tokyu	4,000	30
TonenGeneral Sekiyu	22,000	216
Toray Industries	4,000	27
TOTO	2,000	17
Toyo Seikan Group Holdings	1,900	27
Toyo Suisan Kaisha	3,000	92
Toyota Industries	700	25
Toyota Motor	500	26
Tsumura	1,600	59
Ube Industries	8,000	16
Unicharm	1,500	89
USS	170	20
Watabe Wedding	3,600	32
West Japan Railway	700	34
Yahoo Japan	124	57
Yakult Honsha	1,000	40
Yamaguchi Financial Group	2,000	20
Yamato Holdings	1,400	26
Yamato Kogyo	600	18
Yamazaki Baking	14,000	190

		11,250

Description	Shares	Market Value ($ Thousands)

Netherlands — 0.1%
Admiral Group	1,523	$102
Aegon	7,219	43
Akzo Nobel	1,034	65
Corio†	1,083	51
Delta Lloyd	3,298	57
Fugro	1,155	64
Heineken	867	65
ING Groep	766	5
Koninklijke Ahold	4,613	71
Koninklijke DSM	1,235	72
Koninklijke Vopak	605	36
LyondellBasell Industries, Cl A	1,101	70
QIAGEN*	3,735	78
Reed Elsevier	7,150	123
Royal KPN	36,239	122
STMicroelectronics	7,564	58
TNT Express NV	3,349	25
Unilever	1,514	62
Wolters Kluwer	4,314	94
Ziggo NV	1,943	68

		1,331

New Zealand — 0.1%
Auckland International Airport	55,944	138
Contact Energy	38,507	184
Fletcher Building	20,746	149
Sky City Entertainment Group	30,711	113
Telecom Corp of New Zealand	89,948	176

		760

Norway — 0.0%
DNB, Cl A	4,057	59
Gjensidige Forsikring	3,894	64
Norsk Hydro	16,404	71
Orkla	8,472	68
Seadrill	1,310	48
Statoil	2,091	50
Subsea 7	2,038	48
Telenor	4,097	90

		498

Panama — 0.0%
Carnival	1,100	38

Portugal — 0.0%
Banco Espirito Santo	50,830	52
EDP - Energias de Portugal*	63,098	194
Galp Energia SGPS	6,993	110
Jeronimo Martins SGPS*	5,413	106
Portugal Telecom SGPS*	21,248	105

		567

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	143

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Singapore — 0.1%
CapitaLand	12,000	$34
CapitaMalls Asia	23,000	38
DBS Group Holdings	3,000	39
Global Logistic Properties	17,000	36
Golden Agri-Resources	97,000	45
Hutchison Port Holdings, Cl U	59,000	50
Jardine Cycle & Carriage	1,000	41
Olam International	29,000	40
Oversea-Chinese Banking	4,000	34
SembCorp Marine	6,000	22
Singapore Press Holdings	28,000	101
Singapore Telecommunications	40,000	116
StarHub	52,000	182
United Overseas Bank	2,000	33
Wilmar International	25,000	70

		881

Spain — 0.1%
Abertis Infraestructuras	3,168	53
Acciona	666	36
Amadeus IT Holding, Cl A*	6,898	186
Banco Santander	5,540	37
Bankia*	42,041	9
Distribuidora Internacional de Alimentacion*	17,806	123
Enagas*	2,650	62
Gas Natural SDG	4,251	75
Grifols*	4,255	158
Iberdrola	15,049	70
Inditex	917	121
International Consolidated Airlines Group*	21,224	82
Red Electrica, Cl B	1,399	71
Repsol, Cl A*	5,486	111
Telefonica	7,193	97
Zardoya Otis	3,490	47

		1,338

Sweden — 0.1%
Atlas Copco, Cl A	1,818	51
Atlas Copco, Cl B	1,891	48
Elekta, Cl B	8,720	132
Getinge, Cl B	3,536	108
Hennes & Mauritz, Cl B	1,697	61
Hexagon, Cl B	2,948	80
Husqvarna, Cl B	10,117	60
Industrivarden, Cl C	3,378	61
Investment Kinnevik, Cl B	1,565	38
Lundin Petroleum*	3,266	71
Millicom International Cellular	574	46
Nordea Bank	5,172	59
Skandinaviska Enskilda Banken, Cl A	4,577	46
Svenska Cellulosa, Cl B	3,663	94
Swedish Match	2,237	69

Description	Shares	Market Value ($ Thousands)

Tele2, Cl B	3,487	$61
Telefonaktiebolaget LM Ericsson, Cl B	13,321	166
TeliaSonera	16,045	115

		1,366

Switzerland — 0.2%
ABB	2,216	50
ACE	744	66
Actelion	1,453	79
Adecco	787	43
Aryzta	892	53
Baloise Holding	537	50
Barry Callebaut	52	50
Cie Financiere Richemont	954	75
Givaudan	59	72
Holcim	803	64
Kuehne & Nagel International	331	36
Lindt & Spruengli	17	106
Lonza Group	1,119	73
Noble	2,036	78
Novartis	1,376	97
Partners Group Holding	160	40
Pentair	279	15
Roche Holding	519	121
Schindler Holding	307	44
SGS, Cl B	17	42
Sika	28	68
Sonova Holding	687	82
Swatch Group*	806	81
Swatch Group, Cl B	139	81
Swisscom	463	214
Syngenta	167	70
TE Connectivity	1,887	79
Transocean*	1,794	93
Tyco International	1,163	37

		2,059

United Kingdom — 0.3%
Admiral Group	999	20
AMEC	3,233	52
Anglo American	1,410	36
Aon	1,040	64
ARM Holdings	16,396	229
Associated British Foods	1,929	56
AstraZeneca	2,421	121
BG Group	2,539	44
BHP Billiton	1,565	46
BP	6,015	42
British American Tobacco	862	46
British Sky Broadcasting Group	2,333	32
BT Group, Cl A	22,256	94
Bunzl	1,394	27
Burberry Group	1,376	28
Capita	2,265	31
Centrica	21,436	120

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Compass Group	2,787	$36
Diageo	1,208	38
Ensco, Cl A	1,382	83
Evraz	11,849	40
G4S	5,689	25
GlaxoSmithKline	5,929	139
Imperial Tobacco Group	919	32
Inmarsat	13,208	141
InterContinental Hotels Group	1,657	51
Intertek Group	544	28
J Sainsbury	7,007	40
Johnson Matthey	1,033	36
Marks & Spencer Group	4,422	26
National Grid	10,422	121
Next, Cl A	560	37
Pearson	1,667	30
Petrofac	1,826	40
Reckitt Benckiser Group	1,075	77
Reed Elsevier	3,034	36
Resolution	5,557	23
Rowan, Cl A*	2,081	73
Royal Dutch Shell, Cl A	1,470	47
Royal Dutch Shell, Cl B	1,430	47
SABMiller	864	46
Sage Group	30,277	158
Semen Gresik Persero	3,817	23
Serco Group	3,002	29
Severn Trent	4,928	128
Shire	3,257	99
Smith & Nephew	12,212	141
Smiths Group	1,958	37
SSE	4,666	105
Tesco	5,643	33
TUI Travel	8,063	40
Tullow Oil	1,901	36
Unilever	1,003	42
United Utilities Group, Cl B	11,669	126
Vodafone Group	34,449	98
WM Morrison Supermarkets	12,482	52
WPP	2,771	44

		3,571

Total Foreign Common Stock (Cost $37,917) ($ Thousands)		42,902

CORPORATE OBLIGATIONS — 2.5%
Consumer Discretionary — 0.0%
University of Southern California
5.250%, 10/01/2111	$100	120
Yale University MTN
2.900%, 10/15/2014	187	194

		314

Energy — 0.1%
Chevron
4.950%, 03/03/2019	150	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shell International Finance BV
3.250%, 09/22/2015	$250	$266
StatoilHydro
2.900%, 10/15/2014	250	260
Total Capital
3.000%, 06/24/2015	250	263
XTO Energy
6.750%, 08/01/2037	300	447

		1,415

Financials — 1.9%
African Development Bank
2.500%, 03/15/2016	250	264
1.250%, 09/02/2016	850	869
1.125%, 03/15/2017	200	203
Asian Development Bank MTN
2.750%, 05/21/2014	850	874
2.625%, 02/09/2015	1,000	1,041
1.125%, 03/15/2017	150	153
Australia & New Zealand Banking Group NY MTN
1.875%, 10/06/2017	250	256
Bank of Montreal MTN
1.400%, 09/11/2017	200	200
Bank of New York Mellon
3.550%, 09/23/2021	200	217
Bank of Nova Scotia
3.400%, 01/22/2015	300	315
Berkshire Hathaway Finance
5.400%, 05/15/2018	250	299
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	260
CME Group
5.750%, 02/15/2014	200	209
3.000%, 09/15/2022	100	101
Commonwealth Bank of Australia NY
1.900%, 09/18/2017	150	154
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/2017	250	268
Council of Europe MTN
1.500%, 02/22/2017	850	871
Development Bank of Japan
5.125%, 02/01/2017	200	231
European Bank for Reconstruction & Development
1.625%, 09/03/2015	300	308
1.000%, 02/16/2017	600	608
0.750%, 09/01/2017	200	199
European Investment Bank
1.125%, 09/15/2017	850	856
1.000%, 12/15/2017	150	150
Export Development Canada
2.250%, 05/28/2015	250	260

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	145

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.500%, 05/15/2014	$500	$507
0.500%, 09/15/2015	1,250	1,252
FMS Wertmanagement AoeR
1.000%, 11/21/2017	950	950
HSBC Holdings
5.100%, 04/05/2021	250	289
Inter-American Development Bank
4.500%, 09/15/2014	250	265
3.875%, 09/17/2019	350	407
1.125%, 03/15/2017	300	305
International Bank for Reconstruction & Development
2.375%, 05/26/2015	250	261
2.125%, 03/15/2016	300	315
0.875%, 04/17/2017	450	453
0.500%, 11/26/2013	1,000	1,002
International Finance
2.125%, 11/17/2017	750	793
1.000%, 04/24/2017	300	303
KFW
3.500%, 03/10/2014	1,250	1,288
1.000%, 01/12/2015	1,000	1,011
0.875%, 09/05/2017	200	200
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	570
0.875%, 09/12/2017	300	300
National Australia Bank
1.600%, 08/07/2015	350	356
Nordic Investment Bank
2.625%, 10/06/2014	250	259
1.000%, 03/07/2017	750	758
North American Development Bank
2.400%, 10/26/2022	200	191
Oesterreichische Kontrollbank MTN
1.125%, 07/06/2015	150	152
Royal Bank of Canada MTN
1.150%, 03/13/2015	250	253
Svensk Exportkredit
5.125%, 03/01/2017	150	174
Svenska Handelsbanken
2.875%, 04/04/2017	200	211
Toronto-Dominion Bank
2.375%, 10/19/2016	250	262
Toyota Motor Credit MTN
3.400%, 09/15/2021	150	161
3.200%, 06/17/2015	100	105
US Bancorp
4.200%, 05/15/2014	500	521
Westpac Banking
4.875%, 11/19/2019	200	234
3.000%, 08/04/2015	250	262

		23,536

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Health Care — 0.2%
Howard Hughes Medical Institute
3.450%, 09/01/2014	$1,250	$1,309
Johns Hopkins University
5.250%, 07/01/2019	75	91
Johnson & Johnson
5.950%, 08/15/2037	300	397
Merck Sharp & Dohme
6.400%, 03/01/2028	50	68
Novartis Securities Investment
5.125%, 02/10/2019	150	179
Sanofi-Aventis
4.000%, 03/29/2021	150	167

		2,211

Industrials — 0.1%
3M MTN
5.700%, 03/15/2037	150	194
General Electric
0.850%, 10/09/2015	500	502

		696

Information Technology — 0.2%
Google
3.625%, 05/19/2021	150	166
International Business Machines
6.500%, 10/15/2013	350	362
Microsoft
2.500%, 02/08/2016	350	368
1.625%, 09/25/2015	1,250	1,285

		2,181

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	201

Utilities — 0.0%
Hydro Quebec
2.000%, 06/30/2016	250	260
1.375%, 06/19/2017	150	152
Southern California Gas
5.125%, 11/15/2040	150	181

		593

Total Corporate Obligations (Cost $31,257) ($ Thousands)		31,147

EXCHANGE TRADED FUND — 0.8%
iShares iBoxx Investment Grade Corporate Bond Fund	80,892	9,699

Total Exchange Traded Fund (Cost $9,776) ($ Thousands)		9,699

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE	342	$25

Consumer Staples — 0.0%
Henkel	596	57

Utilities — 0.0%
RWE	2,420	87

Total Preferred Stock (Cost $165) ($ Thousands)		169

	Number of Warrants

WARRANTS — 0%
Olam International , Expires 12/31/2017* (B)	4,698	—

Total Warrants (Cost $—)($ Thousands)		—

CASH EQUIVALENT — 13.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020%**††	163,104,765	163,105

Total Cash Equivalent (Cost $163,105) ($ Thousands)		163,105

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Inflation Protected Securities
3.625%, 04/15/2028	$802	1,251
2.625%, 07/15/2017	26,444	31,811
2.500%, 07/15/2016	374	433
2.500%, 01/15/2029	1,025	1,432
2.375%, 01/15/2025	573	769
2.375%, 01/15/2027	392	533
2.125%, 02/15/2040	392	552
2.125%, 02/15/2041	805	1,140
2.000%, 01/15/2014	475	491
2.000%, 07/15/2014	461	488
2.000%, 01/15/2016	371	414
2.000%, 01/15/2026	1,375	1,789
1.875%, 07/15/2015	376	413
1.875%, 07/15/2019	1,299	1,590
1.750%, 01/15/2028	631	802
1.625%, 01/15/2015	527	562
1.625%, 01/15/2018	24,183	28,194
1.375%, 07/15/2018	23,029	26,973
1.375%, 01/15/2020	397	473
1.250%, 07/15/2020	585	699
1.125%, 01/15/2021	665	784
0.625%, 07/15/2021	695	795
0.500%, 04/15/2015	809	849

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.125%, 04/15/2016	$860	$913
0.125%, 04/15/2017	60,224	64,952
0.125%, 01/15/2022	106,423	115,793
0.125%, 07/15/2022	2,303	2,510
U.S. Treasury Bills
0.096%, 06/20/2013 (A)	85,650	85,638

Total U.S. Treasury Obligations (Cost $367,477) ($ Thousands)		373,043

Total Investments — 76.4% (Cost $936,086) ($ Thousands)		$957,258

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-Year E-MINI Future	308	Jun-2013	$345
Amsterdam Index	35	Apr-2013	(42)
Australian 10-Year Bond	244	Jun-2013	452
Brent Crude Penultimate	7	May-2013	(12)
Brent Crude Penultimate	291	May-2013	186
CAC40 10 Euro	333	Apr-2013	(369)
Canadian 10-Year Bond	318	Jun-2013	630
Cocoa	27	May-2013	1
Cocoa	46	Sep-2013	43
Coffee	75	May-2013	(137)
Copper	11	May-2013	(41)
Corn	23	Jul-2013	(91)
Corn	323	May-2013	(110)
Cotton	18	Jul-2013	52
Cotton	58	May-2013	96
Crude Oil	297	Apr-2013	253
Crude Oil	3	May-2013	—
Dax Index	35	Jun-2013	(202)
DJ Euro Stoxx 50 Index	875	Jun-2013	(938)
E-MINI MSCI Emerging Index	255	Jun-2013	(329)
E-MINI MSCI Future	187	Jun-2013	(85)
Euro-Bobl	26	Jun-2013	30
Euro-Bund	1,342	Jun-2013	3,229
Euro-Buxl 30 Year Bond	56	Jun-2013	214
Euro-Schatz	79	Jun-2013	14
Feeder Cattle	4	May-2013	4
FTSE 100 Index	388	Jun-2013	(388)
FTSE MIB Index	58	May-2013	(285)
FTSE/JSE Top 40 Index	313	Jun-2013	(219)
Gasoil Euro	8	Jun-2013	(25)
Gasoil Euro	137	May-2013	106
Gasoline	6	Jun-2013	(1)
GLOBEX Gasoline	56	May-2013	(324)
GLOBEX Heat Oil	54	Apr-2013	(309)
Gold	131	Jul-2013	(220)
Hang Seng Index	41	Apr-2013	23
Heating Oil	5	Nov-2013	14
H-shares Index	293	Apr-2013	(173)
IBEX 35 Plus Index	72	Apr-2013	(560)
Japanese 10-Year Bond	128	Jun-2013	646
KOSPI 200 Index	98	Jun-2013	(59)
Lead	38	Sep-2013	(95)
Lean Hogs	136	Jun-2013	(282)
Live Cattle	220	Jul-2013	(34)
LME Aluminum	2	Jun-2013	—
LME Aluminum	24	May-2013	(39)
LME Aluminum	139	Sep-2013	(149)
LME Copper	(4)	Jun-2013	5
LME Copper	56	Sep-2013	(268)
LME Lead	3	Jun-2013	1
LME Nickel	10	Jun-2013	(8)
LME Nickel	10	May-2013	4

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	147

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Concluded)

March 31, 2013

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
LME Nickel	32	Sep-2013	$(19)
LME Zinc	21	May-2013	(69)
LME Zinc	70	Sep-2013	(124)
Long Gilt 10-Year Bond	325	Jun-2013	1,882
Natural Gas	54	Apr-2013	319
Natural Gas	2,046	Apr-2013	2,905
Russell 2000 Index E-MINI	469	Jun-2013	439
S&P 500 Index EMINI	2,463	Jun-2013	2,038
S&P Composite Index	(11)	Jun-2013	(50)
S&P Mid 400 Index E-MINI	191	Jun-2013	416
S&P TSE 60 Index	18	Jun-2013	(19)
SGX S&P CNX Nifty Index	322	Apr-2013	24
Silver	28	May-2013	(166)
Soybean	14	Jul-2013	(9)
Soybean	202	May-2013	(133)
Soybean Meal	23	Jul-2013	(68)
Soybean Meal	66	May-2013	(57)
Soybean Oil	20	Dec-2013	(20)
Soybean Oil	128	May-2013	(121)
SPI 200 Index	91	Jun-2013	(120)
Sugar	218	Apr-2013	(173)
Sugar No. 11	38	Jun-2013	(77)
Taiwan Index	481	Apr-2013	(14)
Topix Index	368	Jun-2013	1,772
U.S. 10-Year Treasury Note	2,297	Jun-2013	1,197
U.S. 2-Year Treasury Note	71	Jun-2013	(1)
U.S. 5-Year Treasury Note	57	Jun-2013	7
U.S. Long Treasury Bond	184	Jun-2013	38
Wheat	22	Jul-2013	(121)
Wheat	126	May-2013	(325)

			$9,905

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/24/2013-6/19/2013	EUR	222,293	USD	289,065	$4,003
4/24/2013- 6/19/2013	GBP	63,443	USD	95,602	(745)
4/29/2013	AUD	2,400	USD	2,504	11
4/29/2013	CAD	3,600	USD	3,520	(23)
4/29/2013	HKD	20,000	USD	2,577	—
4/29/2013-6/19/2013	CHF	1,980	USD	2,091	4
4/30/2013-6/19/2013	JPY	1,026,200	USD	10,897	(8)
6/19/2013	BRL	6,000	USD	2,981	38
6/19/2013	KRW	5,138,400	USD	4,607	(4)
6/19/2013	MXP	7,600	USD	612	2
6/19/2013	RUB	228,452	USD	7,306	55
6/19/2013	SGD	3,500	USD	2,809	(14)
6/19/2013	TRY	800	USD	435	(2)
6/19/2013	TWD	23,300	USD	783	2
6/19/2013	USD	19,483	BRL	39,000	(357)
6/19/2013	USD	32,615	ILS	121,200	649
6/19/2013	USD	288	JPY	27,000	(1)
6/19/2013	USD	23,712	KRW	25,948,000	(427)
6/19/2013	USD	40,289	MXP	512,900	934
6/19/2013	USD	12,199	SGD	15,200	62
6/19/2013	USD	25,227	TRY	46,000	(55)
6/19/2013	USD	12,950	TWD	383,300	(109)
6/19/2013	USD	7,416	ZAR	68,200	(71)
6/19/2013	ZAR	51,500	USD	5,547	1

					$3,945

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays PLC	04/29/2013	$(2,577)	$2,577	$—
Royal Bank of Scotland	06/19/2013	(525,303)	529,199	3,895
State Street	04/24/2013-04/30/2013	(74,318)	74,368	50

				$3,945

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

A list of outstanding swap agreements held by the Fund at March 31, 2013, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	3-Month LIBOR	0.75%	06/20/18	$46,115	$77
JPMorgan Chase Bank	6-Month EURIBOR	1.00%	06/20/18	8,625	9
JPMorgan Chase Bank	3-Month LIBOR	0.50%	06/17/15	39,725	(51)
JPMorgan Chase Bank	6-Month EURIBOR	0.50%	06/17/15	117,300	(30)

					$5

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positve Price Return	04/18/2013	BRL 9,450	$(542)
BoA Merrill Lynch	Euro-Bund	Negative Price Return	Positve Price Return	06/06/2013	EUR 45,873	588
BoA Merrill Lynch	Mini Japanese 10-Year Treasury Bond	Negative Price Return	Positve Price Return	06/11/2013	JPY 189,006	1,142
BoA Merrill Lynch	Russian Trading Systems Index	Negative Price Return	Positve Price Return	06/17/2013	7,041	(453)
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	06/21/2013	CHF 14,496	38
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	06/28/2013	226,617	560
BoA Merrill Lynch	Soybeans	Negative Price Return	Positve Price Return	05/24/2013	1,194	5
BoA Merrill Lynch	Soybean Meal	Negative Price Return	Positve Price Return	05/31/2013	2,832	(51)
BoA Merrill Lynch	Wheat	Negative Price Return	Positve Price Return	05/31/2013	344	(28)
BoA Merrill Lynch	Corn Futures	Negative Price Return	Positive Price Return	05/31/2013	1,599	9

						$1,268

For the period ended March 31, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,253,297 ($Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2013 was $0 and represented 0.0% of Net Assets.

(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

IBEX — Spanish Exchange Index

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

NY — New York

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$1,543	$288,274	$—	$289,817
Common Stock	49,416	—	—	49,416
Foreign Common Stock	41,657	1,443	—	43,100
Corporate Obligations	—	28,909	—	28,909
Exchange Traded Fund	9,699	—	—	9,699
Preferred Stock	169	—	—	169
Warrants	—	—	—	—
Cash Equivalent	163,105	—	—	163,105
U.S. Treasury Obligations	—	373,043	—	373,043

Total Investments in Securities	$265,589	$691,669	$—	$957,258

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$9,905	$—	$—	$9,905
Forwards Contracts*	—	3,945	—	3,945
Interest Rate Swaps*	—	5	—	5
Total Return Swaps*	—	1,268	—	1,268

Total Other Financial Instruments	$9,905	$5,218	$—	$15,123

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or rounded to $0.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	149

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 40.9%

Consumer Discretionary — 8.5%
AmeriGas Finance
7.000%, 05/20/22	$100	$109
Armored Autogroup
9.250%, 11/01/18	400	357
Caesars Entertainment Operating
8.500%, 02/15/20 (A)	700	691
Caesars Operating Escrow
9.000%, 02/15/20 (A)	250	252
Checkers Drive-In Restaurants
11.000%, 12/01/17 (A)	125	131
Expedia
5.950%, 08/15/20	1,480	1,646
GRD Holdings III
10.750%, 06/01/19 (A)	900	946
Harrah’s Operating
10.000%, 12/15/18	350	239
Laureate Education
9.250%, 09/01/19 (A)	1,000	1,111
Live Nation Entertainment
7.000%, 09/01/20 (A)	110	118
Mastro’s Restaurants
12.000%, 06/01/17 (A)	274	300
MCE Finance
5.000%, 02/15/21 (A)	700	707
MDC Partners (A)
11.000%, 11/01/16	350	388
11.000%, 11/01/16	85	94
6.750%, 04/01/20	1,750	1,768
QVC
4.375%, 03/15/23 (A)	650	657
Sitel
11.000%, 08/01/17 (A)	650	688
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	250	249
Taylor Morrison Communities
7.750%, 04/15/20 (A)	350	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unitymedia Hessen GmbH & KG
5.500%, 01/15/23 (A)	$1,500	$1,541
Univision Communications
6.875%, 05/15/19 (A)	400	428
WMG Acquisition
11.500%, 10/01/18	825	968
6.000%, 01/15/21 (A)	150	157
Wok Acquisition
10.250%, 06/30/20 (A)	160	171

		14,091

Consumer Staples — 1.4%
Bumble Bee Holdings
9.000%, 12/15/17 (A)	389	428
Harbinger Group
7.875%, 07/15/19 (A)	600	633
US Foods
8.500%, 06/30/19 (A)	1,000	1,061
Vector Group
7.750%, 02/15/21 (A)	250	263

		2,385

Energy — 5.1%
Atlas Pipeline Partners
5.875%, 08/01/23 (A)	1,500	1,492
BreitBurn Energy Partners
7.875%, 04/15/22	600	642
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	450	469
7.750%, 04/01/19	110	115
Eagle Rock Energy Partners
8.375%, 06/01/19	1,020	1,076
Exterran Holdings
7.250%, 12/01/18	600	645
Exterran Partners
6.000%, 04/01/21 (A)	250	249
Inergy Midstream
6.000%, 12/15/20 (A)	600	624
Legacy Reserves
8.000%, 12/01/20 (A)	500	518
Magnum Hunter Resources
9.750%, 05/15/20 (A)	680	714
Penn Virginia Resource Partners
8.375%, 06/01/20 (A)	560	588
8.250%, 04/15/18	200	212
SandRidge Energy
8.125%, 10/15/22	300	320
7.500%, 03/15/21	500	520
7.500%, 02/15/23	200	208

		8,392

Financials — 14.4%
Blackstone Holdings Finance
4.750%, 02/15/23 (A)	250	276

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caribbean Development Bank
4.375%, 11/09/27 (A)	$1,000	$994
Citigroup
5.950%, 12/29/49 (B)	1,250	1,297
City National Bank
5.375%, 07/15/22	500	554
EPR Properties ‡
5.750%, 08/15/22	400	437
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21 (A)	650	663
General Electric Capital, Ser A
7.125%, 12/31/49 (B)	1,000	1,163
Hospitality Properties Trust ‡
5.000%, 08/15/22	1,000	1,065
Infinity Property & Casualty
5.000%, 09/19/22	300	312
ING US
5.500%, 07/15/22 (A)	900	996
Itau Unibanco Holding
5.125%, 05/13/23 (A)	250	255
Jefferies Group
6.875%, 04/15/21	1,000	1,167
5.125%, 01/20/23	1,200	1,271
Jones Lang LaSalle
4.400%, 11/15/22	550	566
Kennedy-Wilson
8.750%, 04/01/19 (A)	1,000	1,080
8.750%, 04/01/19	445	481
Macquarie Group
6.250%, 01/14/21 (A)	485	539
Nationstar Mortgage (A)
9.625%, 05/01/19	101	115
7.875%, 10/01/20	200	221
6.500%, 07/01/21	800	834
Penske Truck Leasing L.P. (A)
4.875%, 07/11/22	750	791
4.250%, 01/17/23	1,500	1,511
Prudential Financial (B)
5.875%, 09/15/42	600	639
5.625%, 06/15/43	1,250	1,294
Schahin II Finance SPV
5.875%, 09/25/22 (A)	1,472	1,523
StanCorp Financial Group
5.000%, 08/15/22	1,000	1,037
Susquehanna Bancshares
5.375%, 08/15/22	800	846
Wilton Re Finance
5.875%, 03/30/33 (A) (B)	2,000	2,020

		23,947

Health Care — 1.3%
Apria Healthcare Group
12.375%, 11/01/14	575	587
11.250%, 11/01/14	450	463

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Physiotherapy Associates Holdings
11.875%, 05/01/19 (A)	$740	$712
Symbion
8.000%, 06/15/16	350	370

		2,132

Industrials — 3.4%
AWAS Aviation Capital
7.000%, 10/17/16 (A)	1,212	1,279
CEVA Group
8.375%, 12/01/17 (A)	970	999
Coleman Cable
9.000%, 02/15/18	150	162
Dun & Bradstreet
4.375%, 12/01/22	750	763
FTI Consulting
6.000%, 11/15/22 (A)	250	264
Intcomex
13.250%, 12/15/14	77	79
Marquette Transportation
10.875%, 01/15/17	50	54
Princess Juliana International Airport Operating
5.500%, 12/20/27 (A)	989	984
ServiceMaster
7.000%, 08/15/20 (A)	550	569
Thermadyne Holdings
9.000%, 12/15/17	500	545

		5,698

Information Technology — 4.1%
Aspect Software
10.625%, 05/15/17	650	650
Avaya PIK
10.125%, 11/01/15	500	499
Brocade Communications Systems
4.625%, 01/15/23 (A)	500	484
CyrusOne
6.375%, 11/15/22 (A)	500	524
Equinix
5.375%, 04/01/23	500	506
4.875%, 04/01/20	300	303
First Data
6.750%, 11/01/20 (A)	480	500
Infor US
9.375%, 04/01/19	300	340
Sabre
8.500%, 05/15/19 (A)	500	542
Sabre Holdings
8.350%, 03/15/16	500	550
Southern Graphics
8.375%, 10/15/20 (A)	250	259

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	151

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stream Global Services
11.250%, 10/01/14 (A)	$620	$642
11.250%, 10/01/14	365	378
Zayo Group
10.125%, 07/01/20	600	706

		6,883

Materials — 2.7%
AngloGold Ashanti Holdings
5.125%, 08/01/22	200	203
APERAM
7.750%, 04/01/18 (A)	800	796
Eldorado
6.125%, 12/15/20 (A)	700	726
Goldcorp
3.700%, 03/15/23	1,000	1,004
Horsehead Holding
10.500%, 06/01/17 (A)	110	118
IAMGOLD
6.750%, 10/01/20 (A)	150	144
Kaiser Aluminum
8.250%, 06/01/20	225	252
KGHM International
7.750%, 06/15/19 (A)	100	105
Mirabela Nickel
8.750%, 04/15/18 (A)	261	238
TPC Group
8.750%, 12/15/20 (A)	800	834

		4,420

Total Corporate Obligations (Cost $65,176) ($ Thousands)		67,948

COLLATERALIZED DEBT OBLIGATIONS — 28.6%

Financials — 3.2%
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	750	518
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.849%, 08/01/24 (A) (B) (C)	3,200	2,536
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.799%, 08/01/21 (A) (B)	1,700	1,504
Rockwall CDO, Ser 2006-1A, Cl A2L
0.949%, 08/01/21 (A) (B)	200	168
Whitehorse II
0.000%, 06/15/17 (A) (B) (C)	1,100	638

		5,364

Other Asset-Backed Securities — 25.4%
ACA CLO, Ser 2007-1A, Cl C
1.254%, 06/15/22 (A) (B)	1,150	1,004
Acis CLO, Ser 2013-1A, Cl D
4.788%, 04/18/24 (A) (B) (C)	800	760

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ares XXV CLO, Ser 2012-25A, Cl SUB
0.000%, 01/17/24 (A) (C)	$750	$734
Ares XXV CLO, Ser 2013-26X, Cl SUB
0.000%, 04/15/25 (C)	1,500	1,228
Atlas Senior Loan Fund II, Ser 2012- 2A, Cl SUB
0.000%, 01/30/24 (A) (C)	950	910
Battalion CLO II, Ser 2012-2A, Cl B
3.054%, 11/15/19 (A) (B) (C)	500	497
Black Diamond CLO, Ser 2007-1A, Cl C
0.991%, 04/29/19 (A) (B)	1,100	982
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/16 (A) (C)	950	445
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.552%, 10/23/21 (A) (B) (C)	500	453
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/04/24 (A) (C)	750	706
Centurion CDO VII, Ser 2004-7A, Cl B2
1.702%, 01/30/16 (A) (B)	750	747
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.447%, 11/30/18 (A) (B) (C)	300	303
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.798%, 09/15/35 (A) (B) (C)	706	678
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/23 (A) (C)	1,000	1,006
FM Leveraged Capital Fund II, Ser 2006-2A, Cl C
1.140%, 11/15/20 (A) (B)	1,000	934
Gleneagles CLO, Ser 2005-1A, Cl B
0.849%, 11/01/17 (A) (B)	600	550
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
0.902%, 12/20/18 (A) (B) (C)	1,000	933
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.302%, 12/20/18 (A) (B)	1,550	1,342
Grayson CLO, Ser 2006-1A, Cl A2
0.709%, 11/01/21 (A) (B)	700	600
Great Lakes CLO, Ser 2012-1A, Cl E
0.000%, 01/15/23 (A) (C)	1,000	1,009
GSC Partners CDO Fund V, Ser 2004- 5X, Cl B
1.539%, 11/20/16 (B) (C)	1,000	965
GSC Partners CDO Fund VI, Ser 2005- 6A, Cl B
1.152%, 10/23/17 (A) (B)	750	729

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSC Partners CDO Fund VII, Ser 2006-7A, Cl C
1.288%, 05/25/20 (A) (B)	$750	$731
GSC Partners CDO Fund, Ser 2004-5A
0.000%, 11/20/16 (A) (B) (C)	2,000	688
GSC Partners CDO Fund, Ser 2004-5I
0.000%, 11/20/16 (B) (C)	100	38
Halcyon Structured Asset Management Long Secured / Short Unsecured CLO, Ser 2007-1A, Cl D
2.596%, 08/07/21 (A) (B)	1,350	1,276
Highland Park CDO, Ser 2006-1A, Cl A1
0.618%, 11/25/51 (A) (B) (C)	4,678	4,039
Kingsland CLO III, Ser 2006-3A, Cl C1
1.888%, 08/24/21 (A) (B)	1,100	916
KKR Financial CLO, Ser 2007-1A, Cl D
2.540%, 05/15/21 (A) (B)	2,100	1,985
Knightsbridge CLO, Ser 2007-1A, Cl C
3.055%, 01/11/22 (A) (B)	300	294
Knightsbridge CLO, Ser 2007-1A, Cl D
5.305%, 01/11/22 (A) (B)	300	300
Liberty CLO, Ser 2005-1A, Cl A3
0.799%, 11/01/17 (A) (B)	1,600	1,474
Marathon CLO II, Ser 2005-2A, Cl C
2.080%, 12/20/19 (A) (B) (C)	600	565
MKP CBO I, Ser 2004-3A, Cl A2
0.943%, 05/08/39 (A) (B) (C)	323	317
Newcastle CDO VII, Ser 2006-8A, Cl 1A
0.484%, 11/25/52 (A) (B) (C)	2,060	1,883
Newstar Trust CLO, Ser 2012-2A, Cl D
6.558%, 01/20/23 (A) (B) (C)	500	505
Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/20 (A) (C)	1,000	1,022
Shinnecock CLO, Ser 2006-1A, Cl C
1.204%, 07/15/18 (A) (B)	500	458
South Coast Funding CDO, Ser 2004-5A, Cl A1
0.656%, 08/06/39 (A) (B)	571	560
Stone Tower CDO, Ser 2004-1A, Cl A2L
1.551%, 01/29/40 (A) (B) (C)	750	706
Summit Lake CLO, Ser 2005-1A, Cl C1A
0.000%, 02/24/18 (C)	400	221
T2 Income Fund CLO, Ser 2007-1A, Cl C
1.804%, 07/15/19 (A) (B)	250	235
T2 Income Fund CLO, Ser 2007-1A, Cl D
3.054%, 07/15/19 (A) (B)	350	314
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.654%, 06/15/16 (A) (B) (C)	850	763
TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.937%, 09/01/17 (A) (B) (C)	1,250	1,178
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.137%, 09/01/17 (A) (B) (C)	500	434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telos CLO, Ser 2013-3A, Cl D
4.551%, 01/17/24 (A) (B) (C)	$800	$764
West Coast Funding, Ser 2006-1A, Cl A1A
0.424%, 11/02/41 (A) (B) (C)	1,697	1,609
Westchester CLO, Ser 2007-1A, Cl A1B
0.639%, 08/01/22 (A) (B)	1,000	899
Zais Investment Grade CDO VI, Ser 2004-6A, Cl A2A
1.477%, 07/27/18 (A) (B) (C)	432	425

		42,114

Total Collateralized Debt Obligations (Cost $45,440) ($ Thousands)		47,478

LOAN PARTICIPATIONS — 26.4%
ABC Supply, Bridge Loan
0.000%, 09/30/13 (E)	100	—
ACA Capital Holdings
5.500%, 08/15/16	750	761
Alcatel Lucent, 1st Lien Term Loan B
6.250%, 07/31/16	100	101
Alcatel Lucent, Term Loan
7.250%, 01/29/19	600	609
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/18	190	192
Ardent Health Systems LLC, Term Loan B
6.750%, 07/02/18	500	508
Aspect Software
7.000%, 05/07/16	36	36
Associated Partners
0.000%, 12/24/15 (E)	750	—
Associated Partners, 1st Lien Term Loan
6.703%, 12/21/15 (C)	750	750
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/17	200	207
Asurion, 1st Lien
5.500%, 05/24/18	500	505
Avaya, Extended Term Loan B-5
8.000%, 03/31/18	1,000	1,006
Avaya, Term Loan B3
4.788%, 10/26/17	250	236
Bausch & Lomb, Bridge Loan
0.000%, 09/30/13 (F)	1,250	1,238
Berling Packaging LLC, 2nd Lien Term Loan
0.000%, 03/28/20 (F)	150	148
California Pizza Kitchen, 1st Lien Term Loan
5.250%, 03/28/18	400	399
CCS Income Trust
6.250%, 05/14/18	75	76
Cengage Learning Holding
2.710%, 07/03/14	100	77

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	153

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cengage Learning, 1st Lien
7.500%, 07/03/14	$120	$91
Centaur, 1st Lien Term Loan
5.250%, 02/19/19	250	253
Ceridian, Extended Term Loan
5.953%, 05/09/17	639	650
CHG Healthcare
5.000%, 11/13/19	740	749
Confie Seguros Holding II, 1st Lien
6.500%, 11/08/18	150	151
Constellation Brands, Bridge Loan
0.000%, 12/30/13 (E)	250	—
CPM Holdings
10.250%, 02/16/18	200	201
6.250%, 08/16/17	339	341
Cunningham Lindsey, 1st Lien Cov-Lite
5.000%, 12/10/19	200	203
David’s Bridal, Initial Term Loan
5.000%, 10/05/19	550	557
Deltek Systems, 1st Lien Term Loan
6.000%, 10/04/18	399	402
Deltek Systems, 2nd Lien Term Loan
10.000%, 10/04/19	100	102
DJO Finance LLC, Term Loan
0.000%, 09/29/17	250	254
Eletek Systems, 1st Lien Term Loan
6.000%, 10/04/18	1	1
EMG Utica, LLC
0.000%, 03/26/20 (F)	140	141
Endurance International, 1st Lien Term Loan
6.250%, 11/09/19	450	452
Endurance International, 2nd Lien Term Loan
10.250%, 11/06/19	300	301
Entrust Ltd. Canada, Term Loan
5.311%, 10/31/18	109	108
Entrust, U.S., 1st Lien Term Loan
5.311%, 10/31/18	241	238
EP Energy, Term Loan
5.000%, 05/24/18	650	658
Equinox Fitness Club, 1st Lien
5.500%, 11/16/19	500	508
EquiPower Resource Holdings
5.500%, 12/21/18	225	229
Excelitas Technologies, Term Loan B
5.000%, 11/29/16	99	100
EZE Castel Software, LLC, 2nd Lien Term Loan
0.000%, 03/14/21 (F)	100	102
Fibertech Networks, LLC, Term Loan B
5.750%, 11/30/16	297	300
First Advantage, 2nd Lien Term Loan
10.500%, 02/13/19 (C)	150	148
First Advantage, Term Loan B
6.250%, 02/13/19	600	599

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
5.202%, 03/24/17	$500	$503
First Data, Term Loan
4.202%, 03/24/18	280	279
Fleetpride, 1st Lien
5.250%, 11/15/19	550	556
Fleetpride, 2nd Lien
9.250%, 05/15/20	310	310
Fly Leasing
5.750%, 08/07/18	507	513
GCA Services Group, 1st Lien Term Loan Cov-Lite
5.250%, 10/11/19	100	100
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/20	150	150
GETCO, 2nd Lien Bridge Loan
0.000%, 12/18/13 (E)	100	—
Go Daddy Operating LLC Term Loan
5.500%, 12/17/18	499	501
GOGO LLC
11.250%, 06/21/17	247	254
Grocery Outlet, 1st Lien
7.000%, 11/26/18	1,500	1,506
Guitar Center, Extended Term Loan
5.560%, 04/09/17	500	496
Harbourvest Partners LLC, 1st Lien
4.750%, 11/20/17	865	866
Harrah’s Entertainment, Extended Term Loan B-6
5.452%, 01/28/18	100	93
HD Supply, Term Loan
4.500%, 10/12/17	498	502
Heinz, Bridge Loan
0.000%, 11/14/13 (E)	500	—
Helm Financial, Term Loan
6.250%, 06/01/17	149	150
Hostess Brands
0.000%, 03/12/20 (F)	100	102
Intrawest ULC, 1st Lien Term Loan
7.000%, 12/03/17	1,500	1,527
IPC Information Systems
7.750%, 07/31/17	70	69
IPC Systems, 1st Lien
7.750%, 07/31/17	300	296
iStar Financial, Term Loan A-2
7.000%, 03/19/17	25	27
Jacons Entertainment, 1st Lien Term Loan
6.250%, 10/26/18	399	401
Keystone Automotive Operations, Term Loan
9.750%, 03/30/16	40	40
Kronos, Incremental Term Loan
4.500%, 10/30/19	800	809

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Laureate Education
5.250%, 06/15/18	$179	$181
Level 3 Communications
5.250%, 08/01/19	210	213
McJunkin Red Man, Term Loan
7.250%, 11/08/19	2	1
6.250%, 11/08/19	597	604
MedQuist, Term Loan B
6.750%, 08/15/19	436	420
Mirion Technologies, 1st Lien Term Loan B
6.250%, 03/30/18	100	100
MISYS PLC, 2nd Lien
12.000%, 06/12/19	250	281
Moneygram International, Term Loan
0.000%, 03/26/20 (F)	100	101
Multi-Packaging Solutions, 1st Lien
6.000%, 12/04/19	100	102
NAB Holdings LLC
7.000%, 04/24/18	244	246
NANA Development, Term Loan
0.000%, 03/13/18 (F)	150	150
Navistar International
7.000%, 08/17/17	370	373
Nielson, Bridge Loan
0.000%, 10/01/13 (E)	1,500	—
Nuveen Investments
5.810%, 05/13/17	250	254
One Call Medical, Cov-Lite
5.500%, 08/22/19	838	844
OSI Restaurant, Term Loan B 1st Lien
4.750%, 10/23/19	195	197
Osmose Holdings, 1st Lien
6.750%, 11/26/18	834	842
Osmose, Delayed Draw
0.000%, 11/26/18 (E)	1	—
P2ES Holdings
6.000%, 11/20/18	18	19
P2ES Holdings, 1st Lien
6.000%, 11/20/18	1,129	1,135
P2ES Holdings, 2nd Lien
10.000%, 05/20/19	200	200
Panolam Industries International
7.250%, 08/23/17	235	234
Paradigm
4.750%, 07/24/19	499	502
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/17	500	506
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/17	750	771
Plato Learning
0.000%, 05/17/18 (F)	100	100
Plato, 1st Lien
7.500%, 05/17/18	98	98
PRA International, 1st Lien Term Loan
6.500%, 12/10/17	500	507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PRA International, 2nd Lien Term Loan
10.500%, 06/10/19	$250	$252
Reddy Ice, 1st Lien Term Loan
0.000%, 03/28/19 (F)	250	248
Reddy Ice, 2nd Lien Term Loan
0.000%, 09/27/19 (F)	100	98
Regent Seven Seas Cruises, Term Loan B-1
4.750%, 12/21/18	494	499
RGIS Services
5.500%, 10/18/17	746	754
Rite Aid, Term Loan 2nd Lien
5.750%, 07/07/20	150	155
ROC Finance LLC, Incremental Term Loan B
8.500%, 08/19/17	13	13
ROC Finance LLC, Term Loan B
8.500%, 08/19/17	95	98
Rock Ohio Caesars
2.250%, 08/18/17	22	—
SABRE, Extended Term Loan
5.250%, 09/30/17	496	502
Shelf Drilling
6.250%, 04/15/18	150	151
Sirva Worldwide, Term Loan
0.000%, 03/22/19 (F)	850	837
Smart & Final, Term Loan
5.750%, 11/15/19	250	253
Sophos Public
6.500%, 05/10/19	10	10
Southern Graphic Systems, 1st Lien Cov-Lite
5.000%, 10/11/19	450	454
Sumtotal Systems
7.250%, 11/13/19	2	2
6.250%, 11/13/19	2	2
Sumtotal Systems, Term Loan Cov-Lite
6.250%, 10/25/19	845	845
Sutherland Global, 1st Lien
7.250%, 03/06/19	207	204
Sutherland SGS
7.250%, 03/06/19	93	92
The Harvard Drug Group LLC, Term Loan B
6.000%, 10/04/19	260	264
Ti Automotive, Term Loan B
5.500%, 03/27/19	350	353
Tomkins,1st Lien Cov-Lite
5.000%, 11/09/18	200	203
Topaz Power, 1st Lien Term Loan
5.250%, 02/25/20	400	406
Transtar Industries, Term Loan, 1st Lien
9.750%, 10/02/18	299	302
Transtar Industries, Term Loan, 2nd Lien
9.750%, 10/02/19	150	154
Travelport Holdings, Term Loan B
5.056%, 08/21/15	540	536

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	155

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Univision Communications, Extended Term Loan B
4.452%, 03/31/17	$596	$599
US Foodservice, 1st Lien
5.750%, 03/31/17	199	202
Viking Aquisitions
6.000%, 11/05/16	100	99
Wall Street Systems, 1st Lien
5.750%, 10/24/19	550	556
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 04/24/20	150	151
Warner Music Group, Term Loan Cov-Lite
5.250%, 11/01/18	30	30
5.250%, 10/25/18	70	71
Wilsonart International Holdings, Term Loan, 1st Lien
5.500%, 10/24/19	800	811

Total Loan Participations (Cost $43,046) ($ Thousands)		43,925

ASSET-BACKED SECURITIES — 8.7%

Other Asset-Backed Securities — 8.7%
AABS Limited, Ser 2013-1, Cl A
4.875%, 01/15/38	500	510
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A3
0.354%, 09/25/36 (B)	1,041	1,018
Aerco, Ser 2000-2A, Cl A3
0.663%, 07/15/25 (A) (B)	1,719	1,289
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.753%, 03/15/19 (B)	1,534	843
Argent Securities, Ser 2005-W3, Cl A2D
0.544%, 11/25/35 (B)	455	415
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.254%, 12/25/34 (B)	750	638
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/33 (A) (B)	893	795
Castle Trust, Ser 2003-1AW, Cl A1
0.953%, 05/15/27 (A) (B)	23	22
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.582%, 12/15/49 (A) (C)	703	521
CKE Restaurant Holdings, Ser 2013-1A, Cl A2
0.000%, 03/20/43 (A)	2,500	2,500
COMM Mortgage Trust, Ser FL14, Cl GLB1
0.953%, 06/15/22 (A) (B)	766	736

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.454%, 09/25/36 (B)	$717	$411
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.654%, 01/25/36 (B)	600	494
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.667%, 08/27/47 (A) (B)	2,099	1,889
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.344%, 07/25/37 (A) (B)	510	446
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/37 (A) (C)	1,963	1,947

Total Asset-Backed Securities (Cost $14,397) ($ Thousands)		14,474

PREFERRED STOCK — 0.6%
Reinsurance Group of America*	40,000	1,089

Total Preferred Stock (Cost $1,000) ($ Thousands)		1,089

EXCHANGE TRADED NOTE — 0.6%
iPATH S&P 500 VIX Short-Term Futures	51,600	1,046

Total Exchange Traded Note (Cost $1,059) ($ Thousands)		1,046

MORTGAGE-BACKED SECURITIES — 0.4%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.444%, 07/25/37 (B)	691	478
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.394%, 12/25/46 (B)	361	238

Total Mortgage-Backed Securities (Cost $717) ($ Thousands)		716

EXCHANGE TRADED FUND — 0.1%
iShares MSCI Spain	3,668	104

Total Exchange Traded Fund (Cost $82) ($ Thousands)		104

Total Investments — 106.3% (Cost $170,917) ($ Thousands)		$176,780

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Percentages are based on a Net Assets of $166,258 ($ Thousands)

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2013 was $32,324 ($ Thousands) and represented 19.4% of Net Assets.

(E)	Unfunded bank loan. Interest rate not available.

(F)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

LLC. — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PIK — Payment-in-Kind

S&P — Standard & Poor’s

Ser — Series

SPV — Special Purpose Vehicle

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$67,948	$—	$67,948
Collateralized Debt Obligations	—	16,895	30,583	47,478
Loan Participations	—	41,279	2,646	43,925
Asset-Backed Securities	—	12,006	2,468	14,474
Preferred Stock	1,089	—	—	1,089
Exchange Traded Fund	104	—	—	104
Mortgage-Backed Securities	—	716	—	716
Exchange Traded Note	1,046	—	—	1,046

Total Investments in Securities	$2,239	$138,844	$35,697	$176,780

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements*	$(20,363)	$—	$—	$(20,363)

Total Other Financial Instruments	$(20,363)	$—	$—	$(20,363)

*	See Note 2 for more information on reverse repurchase agreements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Collateralized Debt Obligations	Investments in Asset-Backed Securities	Investments in Loan Participation Securities
Beginning balance as of October 1, 2012	$14,433	$2,689	$—
Accrued discounts/premiums	94	2	2
Realized gain/(loss)	4,239	34	—
Change in unrealized appreciation/(depreciation)	522	(24)	19
Purchases	14,719	—	2,625
Sales	(3,849)	(233)	—
Transfer into Level 3	425	—	—
Transfer out of Level 3	—	—	—

Ending balance as of March 31, 2013	$30,583	$2,468	$2,646

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$402	$(24)	$—

(1)

Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	157

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 13.9%

Australia — 0.7%
Arrium	322,480	$292
BHP Billiton	119,960	4,092
Stockland†	33,930	129

		4,513

Brazil — 1.5%
Petroleo Brasileiro, ADR	229,410	3,801
Petroleo Brasileiro, Cl A ADR	88,090	1,599
Vale, Cl B ADR	282,510	4,670

		10,070

Canada — 3.1%
Agnico-Eagle Mines	27,150	1,113
Agrium	12,959	1,263
Allied Properties, Cl A†	7,010	228
Artis†	4,800	76
Brookfield Residential Properties*	13,450	327
Cameco	47,990	995
Cominar†	11,350	258
Dominion Diamond*	40,920	668
Dundee, Cl A (Canada)†	11,640	420
Goldcorp	106,390	3,579
Granite†	10,459	399
Kinross Gold	269,530	2,133
Morguard†	7,100	125
New Gold*	74,060	673
North American Palladium*	475,190	680
Primaris Retail†	13,390	359
RioCan†	8,050	220
Suncor Energy	126,010	3,775
Teck Resources, Cl B	71,690	2,018
West Fraser Timber, Cl O	4,970	440
Yamana Gold	96,090	1,480

		21,229

China — 0.4%
China Petroleum & Chemical, Cl H*	2,502,000	2,946
KWG Property Holding	159,500	100

		3,046

Description	Shares	Market Value ($ Thousands)

France — 0.3%
Total	34,900	$1,671

Germany — 0.2%
BASF	17,900	1,567

Hong Kong — 0.0%
Evergrande Real Estate Group	215,000	87

Italy — 0.6%
Eni	182,050	4,090

Japan — 0.2%
JFE Holdings	65,600	1,231

Luxembourg — 0.1%
MHP GDR*	43,370	781

Netherlands — 1.4%
Koninklijke DSM	28,926	1,684
Royal Dutch Shell, Cl A	230,822	7,452

		9,136

Norway — 0.3%
Aker Solutions	55,770	1,037
Statoil	43,660	1,055

		2,092

Russia — 0.8%
Gazprom OAO	436,700	3,734
MMC Norilsk Nickel	97,050	1,639

		5,373

Singapore — 0.0%
Mapletree Commercial Trust†	126,000	137
UOL Group	26,000	146

		283

South Africa — 0.1%
Exxaro Resources	34,100	605

Sweden — 0.1%
Lundin Petroleum*	45,110	976

Thailand — 0.4%
Banpu	102,050	1,314
PTT	129,800	1,445

		2,759

United Kingdom — 3.7%
Anglo American	108,110	2,779
BG Group	196,220	3,366
BP	1,044,460	7,298

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Shares	Market Value ($ Thousands)

InterContinental Hotels Group	4,423	$135
Johnson Matthey	18,820	658
Mondi	76,650	1,041
Rio Tinto	142,860	6,696
Royal Dutch Shell, Cl B	71,790	2,383
Xstrata	38,430	624

		24,980

Total Foreign Common Stock (Cost $99,625) ($ Thousands)		94,489

COMMON STOCK — 10.6%

Consumer Discretionary — 0.1%
PulteGroup *	13,540	274
Toll Brothers *	7,460	255

		529

Consumer Staples — 0.2%
Bunge	13,350	986

Energy — 5.9%
Anadarko Petroleum, Cl A	29,450	2,575
Cabot Oil & Gas	10,080	682
Chevron	47,740	5,673
Diamond Offshore Drilling	14,420	1,003
EOG Resources	16,540	2,118
Exxon Mobil	166,190	14,975
Halliburton	33,240	1,344
Helmerich & Payne	9,950	604
Hess	19,300	1,382
Murphy Oil	16,270	1,037
Noble Energy	8,970	1,038
Occidental Petroleum	45,110	3,535
Schlumberger, Cl A	28,630	2,144
Seadrill	36,070	1,342
Valero Energy	16,270	740

		40,192

Financials — 3.3%
American Realty Capital
Properties †	19,330	284
Ashford Hospitality Trust †	36,800	455
Associated Estates Realty †	25,750	480
AvalonBay Communities	3,770	478
Aviv * †	2,026	49
BioMed Realty Trust †	14,070	304
Boston Properties †	5,480	554
Brandywine Realty Trust †	17,090	254
CBL & Associates Properties †	3,330	79
Chesapeake Lodging Trust †	13,750	315
Corporate Office Properties Trust †	8,530	228
CubeSmart †	6,540	103
CyrusOne †	15,924	364

Description	Shares	Market Value ($ Thousands)

DDR †	39,800	$693
Douglas Emmett †	16,440	410
Duke Realty †	32,280	548
Equity Residential †	12,070	665
Extra Space Storage †	12,220	480
Federal Realty Investment Trust †	910	98
Forest City Enterprises, Cl A *	7,447	132
Franklin Street Properties †	10,130	148
General Growth Properties †	24,150	480
HCP †	15,550	775
Health Care †	9,680	657
Home Properties †	2,460	156
Host Hotels & Resorts †	27,650	484
Inland Real Estate †	7,640	77
Kimco Realty †	15,320	343
Kite Realty Group Trust †	57,168	385
Lexington Realty Trust †	26,640	314
Liberty Property Trust †	5,930	236
LTC Properties †	11,980	488
Macerich †	2,410	155
Mack-Cali Realty †	9,490	272
Mid-America Apartment Communities †	8,100	559
Omega Healthcare Investors †	5,450	165
Parkway Properties †	25,883	480
Pebblebrook Hotel Trust †	2,570	66
Pennsylvania REIT †	20,160	391
Post Properties †	2,670	126
ProLogis †	18,460	738
Public Storage †	5,480	835
Ramco-Gershenson Properties †	28,130	473
Realogy Holdings *	5,686	278
Realty Income †	8,960	406
RLJ Lodging Trust †	17,370	395
Sabra Health Care †	2,460	71
Senior Housing Properties Trust †	14,240	382
Simon Property Group †	15,210	2,412
SL Green Realty †	1,300	112
Spirit Realty Capital †	23,403	445
STAG Industrial †	8,320	177
Strategic Hotels & Resorts * †	55,460	463
Sun Communities †	4,230	209
UDR †	2,610	63
Ventas †	9,910	725
Vornado Realty Trust †	7,870	658

		22,572

Industrials — 0.1%
Fortune Brands Home & Security *	8,160	305
Masco	13,019	264

		569

Information Technology — 0.0%
EPR Properties, Cl A †	2,130	111

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	159

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.0%
Commercial Metals, Cl A	81,470	$1,291
Freeport-McMoRan Copper &
Gold, Cl B	65,140	2,156
Monsanto	26,690	2,819
United States Steel	31,620	617

		6,883

Total Common Stock (Cost $64,082) ($ Thousands)		71,842

CORPORATE OBLIGATIONS — 7.7%

Consumer Discretionary — 0.9%
CBS
3.375%, 03/01/2022	$585	596
Comcast
6.450%, 03/15/2037	185	234
DIRECTV Holdings
3.800%, 03/15/2022 to 03/15/2022 (A)	745	761
Dollar General
4.125%, 07/15/2017	94	101
Macy’s Retail Holdings
3.875%, 01/15/2022	675	712
Marriott International
3.000%, 03/01/2019	380	398
NBCUniversal Media
4.375%, 04/01/2021	210	236
News America
6.150%, 02/15/2041	165	198
4.500%, 02/15/2021	260	293
3.000%, 09/15/2022 (A)	235	232
Omnicom Group
3.625%, 05/01/2022	167	171
Reed Elsevier Capital
8.625%, 01/15/2019	475	617
SES
3.600%, 04/04/2023 (A)	194	194
Time Warner
4.000%, 01/15/2022	355	382
Time Warner Cable
4.000%, 09/01/2021	360	384
WPP Finance 2010
4.750%, 11/21/2021 (A)	460	497
Wynn Las Vegas
5.375%, 03/15/2022 (A)	285	299

		6,305

Consumer Staples — 0.3%
Altria Group
4.750%, 05/05/2021	210	238
ConAgra Foods
3.200%, 01/25/2023	245	244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delhaize Group
6.500%, 06/15/2017	$320	$366
Kroger
3.400%, 04/15/2022	443	462
Reynolds American
3.250%, 11/01/2022	330	326
Tyson Foods
4.500%, 06/15/2022	630	686

		2,322

Energy — 1.3%
DCP Midstream
4.750%, 09/30/2021 (A)	220	235
Encana
3.900%, 11/15/2021	685	724
Energy Transfer Partners
6.125%, 02/15/2017	200	232
5.200%, 02/01/2022	465	522
Enterprise Products Operating
5.200%, 09/01/2020	165	194
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	340	379
KazMunayGas National
7.000%, 05/05/2020 (A)	325	387
Kinder Morgan Energy Partners
3.950%, 09/01/2022	685	728
Korea National Oil
3.125%, 04/03/2017 (A)	465	490
Marathon Petroleum
5.125%, 03/01/2021	196	229
Nabors Industries
4.625%, 09/15/2021	360	376
Noble Energy
8.250%, 03/01/2019	153	199
4.150%, 12/15/2021	475	522
Petrobras International Finance
5.375%, 01/27/2021	214	231
Petronas Capital
5.250%, 08/12/2019 (A)	330	384
Phillips 66
4.300%, 04/01/2022	670	735
Spectra Energy Capital
6.200%, 04/15/2018	315	380
Transocean
2.500%, 10/15/2017	288	292
Weatherford International
4.500%, 04/15/2022	460	474
Williams
3.700%, 01/15/2023	709	704
Williams Partners
4.000%, 11/15/2021	585	613

		9,030

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 2.9%
Royal Bank of Scotland
9.500%, 03/16/2022 (B)	$124	$143
American International Group
6.400%, 12/15/2020	325	402
4.875%, 06/01/2022	230	260
American Tower †
4.700%, 03/15/2022	365	397
3.500%, 01/31/2023	485	481
Bank of America MTN
5.000%, 05/13/2021	640	717
3.300%, 01/11/2023	545	537
Barclays Bank
7.625%, 11/21/2022	414	409
6.625%, 03/30/2022	390	570
Capital One Financial
4.750%, 07/15/2021	350	395
Citigroup
5.950%, 12/29/2049 (B)	790	820
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.950%, 11/09/2022	357	359
Danske Bank MTN
5.684%, 12/31/2049 (B)	309	448
DNB Bank
3.200%, 04/03/2017 (A)	465	493
Fifth Third Bancorp
3.500%, 03/15/2022	190	198
Ford Motor Credit
5.000%, 05/15/2018	710	782
Goldman Sachs Group
5.750%, 01/24/2022	165	192
5.250%, 07/27/2021	350	396
3.625%, 02/07/2016	225	239
Hartford Financial Services Group
5.125%, 04/15/2022	655	755
HCP †
5.375%, 02/01/2021	455	528
2.700%, 02/01/2014	220	223
Health Care
5.250%, 01/15/2022†	695	784
Healthcare Realty Trust
5.750%, 01/15/2021†	285	325
Host Hotels & Resorts
5.250%, 03/15/2022† (A)	190	211
HSBC Holdings PLC
4.000%, 03/30/2022	680	732
ING Bank
2.000%, 09/25/2015 (A)	665	676
IPIC GMTN
3.750%, 03/01/2017 (A)	460	492
JPMorgan Chase
7.900%, 04/29/2049 (B)	445	511

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.400%, 01/06/2042	$175	$201
4.500%, 01/24/2022	360	395
LBG Capital No. 2
15.000%, 12/21/2019	430	788
Lincoln National
4.200%, 03/15/2022	185	201
MetLife
5.700%, 06/15/2035	80	94
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	297
Morgan Stanley
5.500%, 07/28/2021	585	671
3.750%, 02/25/2023	272	275
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	55	60
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	519
Nomura Holdings MTN
2.000%, 09/13/2016	804	802
Prudential Financial
5.625%, 06/15/2043 (B)	365	378
SLM MTN
7.250%, 01/25/2022	450	503
Standard Chartered MTN
4.000%, 07/12/2022 (B)	775	801
Vesey Street Investment Trust I
4.404%, 09/01/2016 (C)	145	158

		19,618

Health Care — 0.1%
Watson Pharmaceuticals
3.250%, 10/01/2022	239	242
WellPoint
3.300%, 01/15/2023	230	233

		475

Industrials — 0.2%
BE Aerospace
5.250%, 04/01/2022	280	289
CSX
4.750%, 05/30/2042	470	488
Embraer
5.150%, 06/15/2022	149	162
Odebrecht Finance
5.125%, 06/26/2022 (A)	315	331
Republic Services
5.250%, 11/15/2021	320	374

		1,644

Information Technology — 0.3%
Baidu
2.250%, 11/28/2017	248	251

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	161

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hewlett-Packard
4.650%, 12/09/2021	$175	$181
Intel
4.800%, 10/01/2041	265	280
Motorola Solutions
3.500%, 03/01/2023	515	518
Oracle
3.875%, 07/15/2020	215	241
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	535	556

		2,027

Materials — 0.7%
Alcoa
5.400%, 04/15/2021	265	274
AngloGold Ashanti Holdings
5.375%, 04/15/2020	265	280
Ball
5.000%, 03/15/2022	280	291
Basell Finance BV
8.100%, 03/15/2027 (A)	220	295
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	425
CRH America
5.750%, 01/15/2021	240	268
Dow Chemical
5.250%, 11/15/2041	215	230
4.250%, 11/15/2020	210	231
4.125%, 11/15/2021	270	289
Eagle Spinco
4.625%, 02/15/2021 (A)	66	67
Gerdau Trade
5.750%, 01/30/2021 (A)	102	110
International Paper
7.950%, 06/15/2018	295	380
4.750%, 02/15/2022	315	354
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	405
Vale
5.625%, 09/11/2042	645	638

		4,537

Telecommunication Services — 0.5%
AT&T
5.550%, 08/15/2041	245	270
3.000%, 02/15/2022	275	278
British Telecommunications
5.950%, 01/15/2018	355	423
2.000%, 06/22/2015	200	205
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (A)	500	502
Rogers Communications
4.000%, 06/06/2022	60	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Telecom Italia Capital
7.175%, 06/18/2019	$260	$296
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	215
Verizon Communications
7.350%, 04/01/2039	350	470
VimpelCom Holdings BV
5.200%, 02/13/2019 (A)	330	331
Virgin Media Finance
5.250%, 02/15/2022	200	203
Vodafone Group
6.150%, 02/27/2037	385	456

		3,712

Utilities — 0.5%
CMS Energy
5.050%, 03/15/2022	185	213
Constellation Energy Group
5.150%, 12/01/2020	70	80
FirstEnergy Solutions
6.050%, 08/15/2021	350	414
Midamerican Energy Holdings
6.125%, 04/01/2036	390	485
Nisource Finance
6.125%, 03/01/2022	240	287
ONEOK
4.250%, 02/01/2022	460	489
Pacific Gas & Electric
4.500%, 12/15/2041	185	193
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	440	477
Talent Yield Investments
4.500%, 04/25/2022 (A)	495	543

		3,181

Total Corporate Obligations (Cost $51,332) ($ Thousands)		52,851

ASSET-BACKED SECURITIES — 3.8%

Automotive — 1.6%
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	706	706
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	665	670
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	960	960
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	794	794

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	$435	$443
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	580	586
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	608	608
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	490	493
Fifth Third Auto Trust, Ser 2013-A
0.610%, 09/15/2017	716	716
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	551	542
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	239
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (A)	880	880
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	174
Mercedes-Benz Master Owner Trust, Ser 2012-A
0.790%, 11/15/2017 (A)	1,278	1,278
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	664	665
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	680	680
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	460	460

		10,894

Credit Cards — 1.1%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	1,320	1,323
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	820	820
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	735	739
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	870	868

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	$1,000	$1,009
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	755	762
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	650	646
GE Capital Credit Card Master Note Trust, Ser 2013-1
1.350%, 03/15/2021	290	290
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	386
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	387

		7,230

Other Asset-Backed Securities — 1.1%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (A)	605	606
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,200	1,217
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.603%, 09/15/2017 (A) (B)	906	907
CIT Canada Equipment Receivables Trust, Ser 2012- 1A, Cl A1
1.705%, 07/22/2013 (A)	39	39
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	270	271
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.903%, 02/15/2017 (A) (B)	1,390	1,428
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,485	1,488
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.583%, 01/15/2018 (B)	838	838
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.693%, 06/20/2017 (B)	1,075	1,080

		7,874

Total Asset-Backed Securities (Cost $25,949) ($ Thousands)		25,998

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	163

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 3.6%

Agency Mortgage-Backed Obligations — 0.7%
FNMA
6.000%, 05/01/2038 to 05/01/2041	$4,390	$4,818

Non-Agency Mortgage-Backed Obligations — 2.9%
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	845	949
Banc of America Commercial Mortgage, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	262	294
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-T24, Cl AJ
5.598%, 10/12/2041 (B)	340	331
Commercial Mortgage Pass-Through Certificates, Ser 2006-C3, Cl AJ
5.805%, 06/15/2038 (B)	330	322
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	938
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.811%, 05/15/2046 (B)	965	1,126
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.902%, 12/05/2031 (A) (B)	425	425
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	559
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	860	980
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	305	336
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	1,030	1,032
GS Mortgage Securities II, Ser 2013-G1
2.059%, 04/11/2031	840	846
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	897	921
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.052%, 11/08/2029 (A) (B)	860	862
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	1,060	1,126

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CIBC19, Cl AM
5.714%, 02/12/2049 (B)	$300	$335
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.807%, 06/15/2049 (B)	270	310
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.001%, 02/15/2051 (B)	254	290
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	930	1,082
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	925	1,052
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/2040	885	997
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,414
Motel 6 Trust, Ser MTL6, Cl A2
1.948%, 10/05/2025 (A)	590	591
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	1,408	1,444
Wachovia Bank Commercial Mortgage Trust, Ser 2006- WL7A
0.323%, 09/15/2021 (A) (B)	732	723
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	496	499

		19,784

Total Mortgage-Backed Securities (Cost $24,275) ($ Thousands)		24,602

EXCHANGE TRADED FUND — 1.0%
Market Vectors Gold Miners ETF	183,380	6,941

Total Exchange Traded Fund (Cost $6,705) ($ Thousands)		6,941

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond
4.500%, 01/20/2022 (A)	355	398

Total Sovereign Debt (Cost $371) ($ Thousands)		398

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (B)	5,925	155

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Description	Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)

Total Preferred Stock (Cost $148) ($ Thousands)		$155

U.S. TREASURY OBLIGATIONS — 70.3%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$33,410	40,192
2.500%, 07/15/2016	44,915	51,961
2.375%, 01/15/2017	3,043	3,550
2.125%, 01/15/2019	3,679	4,487
2.000%, 07/15/2014	60,699	64,246
2.000%, 01/15/2016	31,576	35,190
1.875%, 07/15/2015	93,890	102,994
1.625%, 01/15/2015	50,218	53,564
1.625%, 01/15/2018	20,698	24,131
1.375%, 07/15/2018	14,406	16,873
0.625%, 07/15/2021	3,765	4,306
0.500%, 04/15/2015	5,542	5,821
0.125%, 04/15/2016	13,072	13,887
U.S. Treasury Bills
0.098%, 04/18/2013 (D)	56,815	56,814

Total U.S. Treasury Obligations (Cost $471,964) ($ Thousands)		478,016

Total Investments — 111.0% (Cost $744,451) ($ Thousands)		$755,292

PURCHASED OPTIONS*†† — 0.0%
S&P 500 ETF Trust, Put, Expires 06/22/2013	145	$217

Total Purchased Options (Proceeds $290) ($Thousands)		217

WRITTEN OPTIONS*†† — 0.0%
S&P 500 ETF Trust, Call, Expires 12/21/2013	(145)	(145)

Total Written Options (Premiums Received $(111)) ($Thousands)		$(145)

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	25	May-2013	$(30)
Cocoa	(41)	May-2013	(43)
Corn	20	Jul-2013	(6)
Cotton	10	Jul-2013	9
Feeder Cattle	(36)	May-2013	17
Gasoil Euro	(8)	Jun-2013	1
Gasoline	21	Jun-2013	34
Gold	(64)	Jul-2013	(23)
Heating Oil	(42)	May-2013	183
Lead	9	Jun-2013	(22)
Lean Hogs	72	Jun-2013	56
Live Cattle	49	Jul-2013	41
LME Copper	(7)	Jun-2013	38
LME Nickel	9	Jun-2013	2
Natural Gas	19	Apr-2013	90
Platinum	67	Jul-2013	(47)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Silver	(6)	May-2013	$31
Soybean	25	Jul-2013	(85)
Soybean Meal	28	Dec-2013	(36)
Soybean Oil	(30)	Jul-2013	–
Sugar No. 10	(65)	Jun-2013	44
U.S. 10-Year Treasury Note	(168)	Jun-2013	(178)
U.S. 2-Year Treasury Note	(43)	Jun-2013	(1)
U.S. 5-Year Treasury Note	(78)	Jun-2013	(15)
U.S. Long Treasury Bond	(21)	Jun-2013	(41)
Wheat	(75)	Jul-2013	15

			$34

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/2/2013-
5/3/2021	BRL	36,558	USD	18,300	$244
4/11/2013-
4/17/2013	EUR	22,515	USD	29,503	642
4/11/2013-
4/17/2013	GBP	24,879	USD	37,425	(369)
4/17/2013	AUD	10,381	USD	10,658	(136)
4/17/2013	CNY	17,354	USD	2,765	(25)
4/17/2013	JPY	210,297	USD	2,227	(7)
4/17/2013	RUB	154,850	USD	5,016	50
4/17/2013	SEK	5,896	USD	927	22
4/17/2013	SGD	314	USD	252	(1)
4/17/2013	THB	72,493	USD	2,432	(42)
4/17/2013	USD	1,797	CAD	1,845	19
4/17/2013	USD	16,712	CNY	104,877	148
4/17/2013	USD	7,298	GBP	4,889	129
4/17/2013	ZAR	17,815	USD	1,937	4
4/17/2013-
4/19/2013	CAD	30,686	USD	29,741	(456)

					$222

A list of the counterparties for the open forward foreign currency contracts held by the fund at March 31, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Barclays PLC	04/02/2013- 04/17/2013	$(35,886)	$36,666	$780
Brown Brothers Harriman	04/17/2013- 04/17/2021	(5,067)	5,004	(63)
Credit Suisse First Boston	04/17/2013	(4,965)	5,016	50
Deutsche Bank	04/17/2013- 04/19/2013	(793)	786	(7)
Goldman Sachs	04/11/2013- 05/03/2013	(37,072)	37,241	168
HSBC	04/11/2013- 04/17/2013	(44,006)	43,602	(404)
JPMorgan Chase Bank	04/17/2013	(5,018)	5,107	89
Royal Bank of Canada	04/17/2013	(28,855)	28,413	(442)
Standard Bank	04/17/2013	(3,120)	3,131	11
Wachovia Securities	04/17/2013	(2,279)	2,320	40

				$222

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	165

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Concluded)

March 31, 2013

A list of outstanding swap agreements held by the Fund at March 31, 2013, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	CDX.NA.IG.S19-V1-5Y. Index	SELL	1.00%	12/20/2017	(3,760)	$23
Bank of America	Societe Generale	SELL	3.00%	12/20/2017	(550)	1
Deutsche Bank	Anadarko Petroleum Corp.	SELL	1.00%	09/20/2017	(500)	16

						$40

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3-Month US LIBOR	04/12/2042	2,790	$60
JPMorgan Chase Bank	1.67%	6-Month EURIBOR	04/03/2023	4,290	—
JPMorgan Chase Bank	3-Month US LIBOR	2.01%	04/03/2023	5,100	7

					$67

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Deutsche Bank	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.15%	Index Return	06/17/13	(3,044)	$(18)
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.14%	Index Return	06/17/13	(34,291)	(198)
Credit Suisse	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.14%	Index Return	06/17/13	(81,977)	(474)
Deutsche Bank	DJ-UBS COMMODITY EX-PRECIOUS METALS Index	0.11%	Index Return	06/17/13	(6,275)	(43)
Deutsche Bank	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.14%	Index Return	06/17/13	(1,467)	(82)
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	USD LIBOR Plus 45 Bps	03/17/14	100,173	(559)
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	USD LIBOR Plus 30 Bps	04/15/14	6,698	(77)
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	USD LIBOR Plus 30 Bps	04/15/14	1,399	(13)

						$(1,464)

For the period ended March 31, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $680,395 ($Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2013. The coupon on a step bond changes on a specified date.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
*	Non-income producing security.
†	Real Estate Investment Trust.
††	For the period ended March 31, 2013, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

FNMA — Fannie Mae

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$94,489	$—	$—	$94,489
Common Stock	71,842	—	—	71,842
Corporate Obligations	—	52,851	—	52,851
Asset-Backed Securities	—	25,998	—	25,998
Mortgage-Backed Securities	—	24,602	—	24,602
Exchange Traded Fund	6,941	—	—	6,941
Sovereign Debt	—	398	—	398
Preferred Stock	—	155	—	155
U.S. Treasury Obligations	—	478,016	—	478,016

Total Investments in Securities	$173,272	$582,020	$—	$755,292

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$34	$—	$—	$34
Reverse Repurchase
Agreements**	(88,409)	—	—	(88,409)
Forwards Contracts*	—	222	—	222
Credit Default Swaps*	—	40	—	40
Interest Rate Swaps*	—	67	—	67
Total Return Swaps*	—	(1,464)	—	(1,464)
Purchased Options	217	—	—	217
Written Options	(145)	—	—	(145)

Total Other Financial Instruments	$(88,303)	$(1,135)	$—	$(89,438)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.
**	See Note 2 for more information on the reverse repurchase agreements.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	167

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

March 31, 2013

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 14.7%
Bundesrepublik Deutschland
4.000%, 07/04/16	EUR	7,985	$11,541
Canadian Government Bond
2.000%, 06/01/16	CAD	17,680	17,863
Japan Government Five Year Bond
0.500%, 03/20/16	JPY	1,629,800	17,519
United Kingdom Gilt
4.000%, 09/07/16	GBP	10,270	17,548

Total Sovereign Debt (Cost $68,360) ($ Thousands)			64,471

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29		1,005	1,634
3.625%, 04/15/28		766	1,196
3.375%, 01/15/32		245	394
2.625%, 07/15/17		541	651
2.500%, 07/15/16 to 01/15/29		1,714	2,164
2.375%, 01/15/17 to 01/15/27		2,606	3,399
2.125%, 01/15/19 to 02/15/41		1,779	2,379
2.000%, 07/15/14 to 01/15/26		3,321	3,833
1.875%, 07/15/15 to 07/15/19		1,535	1,779
1.750%, 01/15/28		844	1,073
1.625%, 01/15/15 to 01/15/18		1,837	2,036
1.375%, 07/15/18 to 01/15/20		1,487	1,760
1.250%, 04/15/14 to 07/15/20		2,303	2,655
1.125%, 01/15/21		1,711	2,018
0.750%, 02/15/42		1,008	1,052
0.625%, 07/15/21 to 02/15/43		2,204	2,465
0.500%, 04/15/15		1,182	1,241
0.125%, 04/15/16 to 01/15/23		9,975	10,763
U.S. Treasury Note
1.750%, 05/31/16		19,635	20,469

Total U.S. Treasury Obligations (Cost $61,911) ($ Thousands)			62,961

MORTGAGE-BACKED SECURITIES — 7.6%

Agency Mortgage-Backed Obligations — 7.6%
FHLMC
2.500%, 05/27/16		6,044	6,423

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

FNMA
5.250%, 09/15/16	$5,568	$6,466
FNMA TBA
3.500%, 04/01/41	12,955	13,679
3.000%, 04/01/43	6,442	6,644

Total Mortgage-Backed Securities (Cost $33,089) ($ Thousands)		33,212

PREFERRED STOCK‡ — 0.9%
Hersha Hospitality Trust, Ser C, 6.875%	49,075	1,258
Pebblebrook Hotel Trust, Ser C, 6.500%	54,050	1,332
Sabra Health Care, 7.125%	43,875	1,107

Total Preferred Stock (Cost $3,675) ($ Thousands)		3,697

EXCHANGE TRADED FUND — 0.6%
iShares FTSE A50 China Index	2,080,600	2,793

Total Exchange Traded Fund (Cost $2,876) ($ Thousands)		2,793

Total Investments — 38.2% (Cost $169,911)($ Thousands)		$167,134

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	13	Jun-2013	$12
DJ Euro Stoxx 50 Index	96	Jun-2013	(90)
Euro-Bobl	49	Jun-2013	40
Euro-Bund	8	Jun-2013	14
Long Gilt 10-Year Bond	8	Jun-2013	20
Mini Japan 10-YR Bond	13	Jun-2013	6
MSCI EAFE Index E-MINI	207	Jun-2013	(100)
S&P 500 Index E-MINI	271	Jun-2013	498
S&P/TSE 60 Index	13	Jun-2013	(1)
Topix Index	25	Jun-2013	—
U.S. 10-Year Treasury Note	19	Jun-2013	12
U.S. 5-Year Treasury Note	114	Jun-2013	21

			$432

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/11/13	EUR	9,240	USD	12,076	$233
4/11/13-5/10/21	GBP	11,547	USD	17,469	(73)
4/12/13	JPY	1,888,552	USD	20,165	102
4/12/13	USD	2,643	JPY	244,981	(40)
4/19/13	CAD	18,222	USD	17,737	(194)
6/13/13	USD	1,849	CAD	1,909	27

					$55

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclay’s PLC	$(28,454)	$28,616	$162
Brown Brothers Harriman	(3,338)	3,300	(38)
Citigroup	(349)	343	(6)
Deutsche Bank	(20,340)	20,448	109
Royal Bank of Canada	(19,391)	19,219	(172)

			$55

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	169

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Concluded)

March 31, 2013

A summary of outstanding swap agreements held by the Fund at March 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)(1)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CDX.NA.HY.19-V1 Index	SELL	5.00	12/20/17		(940)	$17
Bank of America	CDX.NA.IG.19-V1 Index	SELL	1.00	12/20/17		(1,260)	4
Bank of America	iTRAXX EUROPE 18-V1	SELL	1.00	12/20/17	EUR	(140)	1
Bank of America	ITRAXX- EURO Crossover 18V1-5Y	SELL	5.00	12/20/17	EUR	(190)	(1)
Citibank	CDX.NA.HY.19-V1 Index	SELL	5.00	12/20/17		(770)	34
Citibank	CDX.NA.HY.19-V1 Index	SELL	5.00	12/20/17		(330)	19
Citibank	CDX-NA.HY.S19-V1-5Y Index	SELL	5.00	12/20/17		(3,490)	30
Citibank	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/17	EUR	(490)	8
Citibank	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/17	EUR	(340)	23
Citibank	ITRAXX- EURO Crossover 18V1-5Y	SELL	5.00	12/20/17	EUR	(150)	1
Citigroup	CDX.NA.HY.19-V1 Index	SELL	5.00	12/20/17		(210)	10
Citigroup	CDX.NA.HY.19-V1 Index	SELL	5.00	12/20/17		(240)	10
Citigroup	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/17	EUR	(430)	5
Citigroup	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/17	EUR	(300)	31
Deutsche Bank	CDX.NA.IG.19-V1 Index	SELL	1.00	12/20/17		(900)	(1)
Deutsche Bank	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/17	EUR	(210)	12
Deutsche Bank	CDX-NAHYS19V1-5Y-12670	SELL	5.00	12/20/17		(640)	(1)
Deutsche Bank	CDX-NA.IG.19-V1-5Y Index	SELL	1.00	12/20/17		(3,580)	(2)
Goldman Sachs	CDX.NA.IG.19-V1 Index	SELL	1.00	12/20/17		(1,910)	7
Goldman Sachs	iTRAXX EUROPE Crossover 18-V1	SELL	5.00	12/20/17	EUR	(200)	11
Goldman Sachs	iTRAXX EUROPE Crossover 18-V1	SELL	5.00	12/20/17	EUR	(280)	2
Morgan Stanley	CDX.NA.HY.19-V1 Index	SELL	5.00	12/20/17		(300)	13
Morgan Stanley	iTRAXX EUROPE 18-V1	SELL	1.00	12/20/17	EUR	(170)	2
Morgan Stanley	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/17	EUR	(330)	18
Morgan Stanley	ITRAXX- EURO Crossover 18V1-5Y	SELL	5.00	12/20/17	EUR	(260)	(2)

							$251

Percentages are based on Net Assets of $437,557 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

‡	Real Estate Investment Trust.

CAD	— Canadian Dollar

DJ	— Dow Jones

EAFE	— Europe, Australasia and Far East

EUR	— Euro

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FTSE	— Financial Times and the London Stock Exchange

GBP	— British Pound

JPY	— Japanese Yen

MSCI	— Morgan Stanley Capital International

PLC	— Public Limited Company

S&P	— Standard & Poor’s

Ser	— Series

TBA	— To Be Announced

Topix	— Tokyo Stock Price Index

TSE	— Tokyo Stock Exchange

USD	— U.S. Dollar

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s Investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$64,471	$—	$64,471
U.S. Treasury Obligations	—	62,961	—	62,961
Mortgage-Backed Securities	—	33,212	—	33,212
Preferred Stock	—	3,697	—	3,697
Exchange Traded Fund	2,793	—	—	2,793

Total Investments in Securities	$2,793	$164,341	$—	$167,134

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$432	$—	$—	$432
Forwards Contracts*	—	55	—	55
Credit Default Swaps*	—	251	—	251

Total Other Financial Instruments	$432	$306	$—	$738

*	Futures contracts, Forwards and Swaps are valued at the unrealized appreciation on the instrument.

During the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

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Statements of Assets and Liabilities ($ Thousands)

March 31, 2013 (Unaudited)

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$1,741,910	*	$1,372,044	*	$1,330,358	*
Affiliated investment, at value††	174,586		146,775		151,905
Cash	316		468		60
Receivable for investment securities sold	22,903		6,033		—
Receivable for fund shares sold	3,045		588		545
Dividends and interest receivable	1,745		1,558		900
Receivable for variation margin	67		9		118
Prepaid Expenses	27		24		21
Total Assets	1,944,599		1,527,499		1,483,907
LIABILITIES:
Payable upon return on securities loaned	73,762		97,049		99,292
Payable for investment securities purchased	62,812		8,913		445
Payable for fund shares redeemed	1,860		2,767		2,829
Administration fees payable	524		415		405
Investment advisory fees payable	517		372		412
Shareholder servicing fees payable Class A	267		243		184
Shareholder servicing fees payable Class I	—		2		2
Shareholder servicing fees payable Y	—		—		—
Chief Compliance Officer fees payable	1		1		1
Trustees fees payable	—		—		—
Administration servicing fees payable Class I	—		1		1
Accrued expense payable	132		105		118
Total Liabilities	139,875		109,868		103,689
Net Assets	$1,804,724		$1,417,631		$1,380,218
†Cost of investments	1,363,066		1,159,910		1,110,427
††Cost of affiliated investments	174,586		146,775		151,905
* Includes market value of securities on loan	72,640		95,086		97,828
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,404,862		$1,411,460		$1,241,902
Undistributed (distributions in excess of) net investment income	286		456		(58)
Accumulated net realized gain (loss) on investments, futures, and foreign currency	20,342		(206,441)		(82,303)
Net unrealized appreciation on investments and affiliated investments	378,844		212,134		219,931
Net unrealized appreciation on futures contracts	390		22		746
Net Assets	$1,804,724		$1,417,631		$1,380,218
Net Asset Value, Offering and Redemption Price Per Share — Class A	$ 12.77		$ 20.16		$ 27.53
	($1,804,724,327 ÷ 141,319,022 shares	)	($1,409,419,934 ÷ 69,924,415 shares	)	($1,371,474,067 ÷ 49,823,412 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$ 20.18		$ 27.23
			($8,210,931 ÷ 406,977 shares	)	($8,744,129 ÷ 321,073 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$2,076,165	*	$2,759,853	*	$305,995	*	$366,293	*	$ 300,045 *	$383,930		$ 97,813	*
179,224		213,399		81,956		84,600		92,565	17,521		16,610
392		561		61		133		22	94		27
26,878		162,802		2,650		1,683		2,091	4,870		1,542
2,618		27,839		697		132		110	446		138
2,117		3,677		236		495		95	332		110
120		197		18		1		1	38		29
29		43		5		7		6	6		2
2,287,543		3,168,371		391,618		453,344		394,935	407,237		116,271

108,363		168,661		61,621		68,372		80,542	—		11,046
28,228		431		9,240		1,647		1,667	4,721		1,400
2,357		193,323		393		760		726	465		36
627		465		93		113		93	117		29
621		75		157		200		159	176		42
308		23		46		46		36	72		11
—		1		—		1		—	—		—
—				—		—		—	—		—
1		2		—		—		—	—		—
—		2		1		1		1	1		—
—		—		—		1		—	—		—
131		158		22		38		29	31		12
140,636		363,141		71,573		71,179		83,253	5,583		12,576
$2,146,907		$2,805,230		$320,045		$382,165		$ 311,682	$401,654		$103,695
1,441,099		1,549,656		250,668		327,104		267,014	308,401		85,066
179,224		213,399		81,956		84,600		92,565	17,521		16,610
106,688		164,716		59,978		66,440		78,442	—		10,834

$1,858,724		$1,593,883		$264,179		$374,342		$ 443,506	$325,589		$ 105,785
346		1,133		(368)		71		(657)	33		32
(347,849)		(762)		605		(31,664)		(164,239)	75		(14,926)
635,066		1,210,197		55,327		39,189		33,031	75,529		12,747
620		779		302		227		41	428		57
$2,146,907		$2,805,230		$320,045		$382,165		$ 311,682	$401,654		$ 103,695
$15.38		$42.96		$11.50		$20.98		$20.68	$ 15.11		$ 22.15
($2,145,780,312 ÷ 139,526,106 shares)		($335,319,611 ÷ 7,805,545 shares)		($320,044,649 ÷ 27,834,728 shares)		($377,561,360 ÷ 17,996,901 shares)		($309,029,093 ÷ 14,942,447 shares)	($401,653,958 ÷ 26,573,732 shares	)	($102,414,651 ÷ 4,623,189 shares	)
N/A		$43.17		N/A		N/A		N/A	N/A		N/A
		($2,462,291,342 ÷ 57,041,575 shares)
N/A		$43.14		N/A		$20.85		$20.12	N/A		$ 22.17
		($7,618,746 ÷ 176,604 shares)				($4,603,554 ÷ 220,827 shares)		($2,652,579 ÷ 131,845 shares)			($1,280,656 ÷ 57,777 shares	)
$15.82		N/A		N/A		N/A		N/A	N/A		N/A
($1,127,091 ÷ 71,231 shares)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	173

Statements of Assets and Liabilities ($ Thousands)

March 31, 2013 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$742,359		$1,275,006		$526,937
Affiliated investment, at value††	22,726		81,597		19,523
Repurchase agreement†	—		—		—
Cash	307		—		201
Foreign currency, at value†††	—		—		129
Cash collateral on futures	—		—		—
Receivable for investment securities sold	1,322		9,666		—
Receivable for fund shares sold	1,151		1,271		1,212
Dividends and interest receivable	1,551		5,772		976
Receivable for variation margin	60		157		46
Swap contracts, at value††††	—		—		—
Options purchased, at value#	—		—		—
Swaptions purchased, at value‡	—		—		—
Unrealized gain on forward foreign currency contracts	—		903		—
Unrealized gain on foreign spot currency contracts	—		47		—
Prepaid Expenses	15		18		8
Total Assets	769,491		1,374,437		549,032
LIABILITIES:
Payable upon return on securities loaned	—		—		—
Payable for securities sold short@	—		—		—
Payable for investment securities purchased	958		18,155		84
Payable for fund shares redeemed	1,105		9,344		623
Dividend payable for securities sold short	—		—		—
Payable to custodian	—		870		—
Payable for variation margin	—		87		—
Administration fees payable	221		393		157
Investment advisory fees payable	239		541		171
Shareholder servicing fees payable Class A	158		280		112
Shareholder servicing fees payable Class I	—		—		—
Chief Compliance Officer fees payable	1		1		—
Trustees fees payable	2		4		2
Administration servicing fees payable Class I	—		—		—
Trustees fees payable	—		—		—
Income distribution payable	—		—		—
Swap contracts, at value††††	—		—		—
Options written, at valuep	—		—		—
Unrealized loss on forward foreign currency contracts	—		1,674		—
Unrealized loss on foreign spot currency contracts	—		6		—
Accrued expense payable	48		67		27
Total Liabilities	2,732		31,422		1,176
Net Assets	$766,759		$1,343,015		$547,856
†Cost of investments and repurchase agreements	594,242		1,099,887		413,653
††Cost of affiliated investments	22,726		81,597		19,523
†††Cost of foreign currency	—		—		131
††††Premiums received/(paid)	—		—		—
# Cost of options purchased	—		—		—
p Premiums received	—		—		—
‡ Cost of swaptions purchased	—		—		—
@ Proceeds from securities sold short	—		—		—
* Includes market value of securities on loan	—		—		—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$602,611		$1,124,303		$425,326
Undistributed (distributions in excess of) net investment income	281		(13,685)		164
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	15,446		57,340		8,787
Net unrealized appreciation (depreciation) on investments, securities sold short, and affiliated investments	148,117		175,119		113,284
Net unrealized appreciation (depreciation) on futures contracts	304		709		297
Net unrealized appreciation (depreciation) on swap contracts	—		—		—
Net unrealized appreciation (depreciation) on options	—		—		—
Net unrealized appreciation on swaptions	—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		(771)		(2)
Net Assets	$766,759		$1,343,015		$547,856
Net Asset Value, Offering and Redemption Price Per Share — Class A	$ 15.44		$10.99		$12.14
	($765,994,504 ÷ 49,606,338 shares	)	($1,342,617,801 ÷ 122,147,223 shares	)	($547,856,039 ÷ 45,110,707 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$ 15.43		$10.84		N/A
	($764,440 ÷ 49,535 shares	)	($396,887 ÷ 36,599 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund	Multi-Strategy Alternative Fund

$208,937	*	$180,970	$2,233,121 *	$969,864 *	$1,932,887	*	$306,803	$358,008
36,857		8,216	159,156	74,588	115,001		1,904	18,131
—		500	—	—	—		—	—
136		—	1,090	101	—		—	26,563
—		—	4,056	—	—		—	539
—		100	—	307	—		—	—
544		763	155,027	72,665	11,089		—	959
5,789		285	976	3,393	2,211		466	812
500		475	11,673	4,580	33,689		860	38
—		7	99	93	—		—	—
—		—	335	46	—		—	—
—		—	99	2	—		—	13
—		—	895	—	—		—	—
—		—	1,396	—	—		—	—
—		—	—	—	—		—	—
3		3	42	17	28		6	6
252,766		191,319	2,567,965	1,125,656	2,094,905		310,039	405,069

29,539		—	56,868	9,349	6		—	—
—		—	—	—	—		—	21,295
483		18,075	342,178	148,529	61,493		—	2,104
294		205	3,527	1,117	2,219		348	487
—		—	—	—	—		—	—
—		708	—	—	4,631		—	—
—		1	104	7	—		—	—
62		24	516	234	587		54	97
104		56	473	217	725		58	93
35		—	162	55	81		—	—
—		—	3	—	—		—	—
—		—	2	1	1		—	—
—		1	8	—	6		1	1
—		—	3	—	—		—	—
—		—	—	112	—		—	—
—		—	492	1,659	1,878		—	—
—		—	180	3	1,020		—	—
—		—	152	11	—		—	—
—		—	500	63	—		—	—
—		—	—	—	—		—	—
15		15	240	152	84		27	23
30,532		19,085	405,408	161,509	72,731		488	24,100
$222,234		$172,234	$2,162,557	$964,147	$2,022,174		$309,551	$380,969
142,572		183,715	2,151,308	933,602	1,832,793		298,929	353,774
36,857		8,216	159,156	74,588	115,001		1,904	18,131
—		—	4,042	—	—		—	539
—		—	(70)	—	959		—	—
—		—	84	8	—		—	14
—		—	(215)	(29)	—		—	—
—		—	851	—	—		—	—
—		—	—	—	—		—	(20,570)
28,873		—	55,116	9,106	6		—	—

$202,353		$298,160	$2,119,423	$932,912	$2,043,326		$305,392	$388,389
1,353		110	(5,177)	(611)	2,770		(2,131)	330
(47,837)		(123,772)	(34,031)	(4,136)	(122,037)		(1,584)	(11,258)
66,365		(2,245)	81,813	36,262	100,094		7,874	3,509
—		(19)	(796)	(273)	—		—	—
—		—	225	43	(1,979)		—	—
—		—	78	12	—		—	(1)
—		—	44	—	—		—	—
—		—	978	(62)	—		—	—
$222,234		$172,234	$2,162,557	$964,147	$2,022,174		$309,551	$380,969
$16.05		$7.60	$11.59	$10.46	$ 7.85		$ 10.43	$ 9.70
($221,531,090 ÷ 13,800,617 shares	)	($171,927,116 ÷ 22,618,998 shares )	($2,145,836,810 ÷ 185,072,759 shares )	($964,146,845 ÷ 92,148,476 shares )	($2,020,611,557 ÷ 257,558,149 shares	)	($309,551,277 ÷ 29,675,057 shares )	($380,968,817 ÷ 39,280,241 shares )
$16.04		$7.59	$11.59	N/A	$ 7.65		N/A	N/A
($702,803 ÷ 43,827 shares	)	($306,527 ÷ 40,397 shares )	($16,720,216 ÷ 1,442,940 shares )		($1,562,229 ÷ 204,271 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	175

Consolidated Statements of Assets and Liabilities/Statements of Assets and Liabilities ($ Thousands)

March 31, 2013 (Unaudited)

Multi-Asset Accumulation Fund
ASSETS:
Investments, at value†	$794,153
Affiliated investment, at value††	163,105
Cash	236,716
Foreign currency, at value†††	—
Cash collateral on futures	54,941
Cash collateral on reverse repurchase agreements	—
Receivable for investment securities sold	—
Receivable for fund shares sold	2,943
Dividends and interest receivable	3,177
Receivable for variation margin	1,510
Swap contracts, at value††††	1,469
Options purchased, at value#	—
Foreign tax reclaim receivable	90
Unrealized gain on forward foreign currency contracts	5,807
Prepaid Expenses	19
Total Assets	1,263,930
LIABILITIES:
Payable for investment securities purchased	—
Payable for fund shares redeemed	1,955
Payable for variation margin	4,033
Administration fees payable	362
Investment advisory fees payable	626
Shareholder servicing fees payable Class A	204
Chief Compliance Officer fees payable	1
Trustees fees payable	—
Overdraft of foreign currency, at value†††	733
Income distribution payable	—
Swap contracts, at value††††	779
Options written, at valuep	—
Reverse repurchase agreements	—
Unrealized loss on forward foreign currency contracts	1,862
Interest payable	—
Accrued expense payable	78
Total Liabilities	10,633
Net Assets	$1,253,297
†Cost of investments and repurchase agreements	772,981
††Cost of affiliated investments	163,105
†††Cost of foreign currency/(overdraft of foreign currency)	(741)
††††Premiums received/(paid)	(574)
# Cost of options purchased	—
p Premiums received	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,173,148
Undistributed (distributions in excess of) net investment income	(8,120)
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts and foreign currency	51,976
Net unrealized appreciation (depreciation) on investments, and affiliated investments	21,172
Net unrealized appreciation on futures contracts	9,905
Net unrealized appreciation (depreciation) on swap contracts	1,273
Net unrealized depreciation on options	—
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	3,943
Net Assets	$1,253,297
Net Asset Value, Offering and Redemption Price Per Share — Class A	$ 10.81
($1,253,296,974 ÷ 115,912,060 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$176,780		$755,292	$167,134
—		—	—
18,227		12,495	286,661
—		665	3
—		2,524	2,379
107		—	—
1,119		141	505
544		1,787	1,017
1,549		2,544	785
—		373	177
—		132	472
—		217	—
—		64	—
—		1,371	362
2		11	6
198,328		777,616	459,501

11,192		4,542	20,795
230		692	540
—		259	45
24		200	74
80		241	147
—		62	—
—		—	—
—		—	1
—		—	—
134		—	—
—		1,463	8
—		145	—
20,363		88,409	—
—		1,149	307
1		1	—
46		58	27
32,070		97,221	21,944
$166,258		$680,395	$437,557
170,917		744,451	169,911
—		—	—
—		662	3
—		26	213
—		290	—
—		(111)	—
$ 158,283		$687,572	$ 433,800
591		(7,622)	(2,799)
1,521		(9,192)	8,598
5,863		10,841	(2,777)
—		34	432
—		(1,357)	251
—		(107)	—
—		226	52
$ 166,258		$680,395	$ 437,557
$ 10.85		$9.87	$ 10.12
($166,257,606 ÷ 15,323,639 shares	)	($680,395,383 ÷ 68,963,299 shares )	($437,556,784 ÷ 43,234,049 shares )

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	177

Statements of Operations ($ Thousands)

For the six month period March 31, 2013 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$16,613	$16,415	$9,061
Dividends from Affiliated Investments†*	15	8	8
Interest Income	1	88	—
Securities Lending Income – Net	113	171	65
Less: Foreign Taxes Withheld	(51)	(12)	(45)
Total Investment Income	16,691	16,670	9,089
Expenses:
Investment Advisory Fees	3,079	2,324	2,640
Administration Fees	2,763	2,324	2,310
Shareholder Servicing Fees Class (A)	1,974	1,651	1,640
Shareholder Servicing Fees Class (E)	—	—	—
Shareholder Servicing Fees Class (I)	—	10	11
Shareholder Servicing Fees Class (Y)	—	—	—
Administration Servicing Fees Class (I)	—	10	10
Trustee Fees	12	11	11
Chief Compliance Officer Fees	4	3	3
Printing Fees	54	46	47
Professional Fees	43	38	38
Custodian/Wire Agent Fees	56	47	49
Registration Fees	27	22	24
Interest expense	—	—	—
Licensing Fees	—	—	—
Other Expenses	21	16	21
Total Expenses	8,033	6,502	6,804
Less:
Waiver of Investment Advisory Fees	(327)	(231)	(278)
Waiver of Shareholder Servicing Fees Class (A)	(641)	(330)	(591)
Waiver of Shareholder Servicing Fees Class (E)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	(3)	(5)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly*	(27)	(8)	(36)
Net Expenses	7,038	5,930	5,894
Net Investment Income (Loss)	9,653	10,740	3,195
Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	38,226	52,876	65,485
Futures Contracts	3,311	873	1,052
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	129,411	95,297	28,376
Affiliated Investments	—	5,163	3,660
Futures Contracts	445	22	746
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—
Net Increase in Net Assets from Operations	$181,046	$164,971	$102,514

†	Income is from investment of collateral in an affiliated security.
*	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$20,958	$35,065	$2,008	$4,851	$1,771	$3,006	$757
10	13	3	3	2	3	1
1	2	1	—	—	—	—
198	195	246	161	636	97	28
(75)	—	(3)	(7)	(2)	(2)	(1)
21,092	35,275	2,255	5,008	2,407	3,104	785

3,865	436	884	1,278	960	1,145	178
3,382	3,200	476	688	517	616	156
2,414	368	340	486	366	440	110
—	10	—	—	—	—	—
—	—	—	5	3	—	1
1	—	—	—	—	—	—
—	10	—	5	3	—	1
15	22	2	3	2	3	1
4	7	2	1	1	1	—
67	99	9	14	10	12	3
54	80	8	12	9	10	2
59	89	8	15	11	11	3
30	35	4	7	5	5	1
—	2	—	1	—	—	—
—	124	—	—	—	—	—
20	28	8	10	8	12	4
9,911	4,510	1,741	2,525	1,895	2,255	460

(503)	—	(79)	(57)	(76)	(217)	(2)
(792)	(103)	(101)	(201)	(171)	(64)	(3)
—	(4)	—	(3)	—	—	—
(1)	—	—	—	—	—	—
(1)	—	—	—	—	—	—
—	(462)	—	—	—	—	—
—	(2)	(7)	(15)	(4)	(16)	—
8,614	3,939	1,554	2,249	1,644	1,958	455
12,478	31,336	701	2,759	763	1,146	330

19,760	13,779	3,927	20,426	9,018	10,098	2,923
2,063	1,658	1,042	462	656	943	508
—	—	—	—	—	1	—

182,674	231,613	32,310	30,837	19,874	36,238	8,700
4,313	3,816	—	3,821	3,037	238	334
619	2,019	382	266	83	532	100
—	—	—	—	—	1	—
$221,907	$284,221	$38,362	$58,571	$33,431	$49,197	$12,895

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	179

Statements of Operations ($ Thousands)

For the Six month period ended March 31, 2013 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$9,950	$18,924	$7,607
Dividends from Affiliated Investments†*	6	14	4
Interest Income	1	5	—
Securities Lending Income – Net	—	—	—
Less: Foreign Taxes Withheld	(46)	(953)	(38)
Total Investment Income	9,911	17,990	7,573
Expenses:
Investment Advisory Fees	2,199	3,639	1,533
Administration Fees	1,184	1,959	826
Shareholder Servicing Fees Class (A)	845	1,399	590
Shareholder Servicing Fees Class (I)	1	—	—
Administration Servicing Fees Class (I)	1	—	—
Trustee Fees	5	8	4
Chief Compliance Officer Fees	2	3	1
Printing Fees	23	39	16
Professional Fees	19	30	13
Custodian/Wire Agent Fees	18	56	11
Registration Fees	10	12	6
Overdraft Fees	—	—	—
Dividend expense	—	—	—
Interest expense	—	—	—
Other Expenses	9	24	6
Total Expenses	4,316	7,169	3,006
Less:
Waiver of Investment Advisory Fees	(927)	(947)	(643)
Waiver of Shareholder Servicing Fees Class (A)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly*	—	—	—
Net Expenses	3,389	6,222	2,363
Net Investment Income (Loss)	6,522	11,768	5,210
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	19,313	18,967	10,594
Secuitires Sold Short	—	—	—
Futures Contracts	1,972	8,430	920
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	(88)	49,034	(39)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	60,114	88,740	42,725
Secuitires Sold Short	—	—	—
Affiliated Investments	—	—	—
Futures Contracts	366	1,040	349
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(5)	(3,003)	(2)
Net Increase in Net Assets from Operations	$88,194	$174,976	$59,757

†	Income is from investment of collateral in an affiliated security.
*	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund

$2,665	$2	$25	$—	$127	$—	$3,304
1	—	28	16	23	2	5
—	2,254	34,310	11,895	68,365	217	3
13	—	28	6	—	—	—
—	—	(4)	(4)	(8)	—	(1)
2,679	2,256	34,387	11,913	68,507	219	3,311

642	333	3,010	1,293	4,550	324	2,640
346	292	3,064	1,317	3,266	516	616
246	208	2,714	1,176	2,327	369	440
1	—	22	—	6	—	—
1	—	22	—	6	—	—
2	1	17	7	14	2	3
—	—	5	2	4	1	1
7	5	77	33	65	11	12
6	5	63	26	52	8	10
6	6	76	34	53	12	11
5	3	37	16	28	6	5
—	—	—	—	—	—	—
—	—	—	—	—	—	67
—	—	—	—	1	—	—
3	15	222	166	84	5	54
1,265	868	9,329	4,070	10,456	1,254	3,859

(59)	(4)	(200)	(77)	(514)	—	(2,144)
(74)	(208)	(1,759)	(882)	(1,612)	(369)	(440)
—	—	—	—	(6)	—	—
—	(156)	—	—	—	(219)	(50)
(3)	—	—	—	—	—	—
1,129	500	7,370	3,111	8,324	666	1,225
1,550	1,756	27,017	8,802	60,183	(447)	2,086

3,945	382	10,340	4,524	18,520	970	(940)
—	—	—	—	—	—	(2,531)
—	(32)	1,615	513	—	57	—
—	—	(138)	(14)	—	—	(13)
—	—	—	—	—	—	—
—	—	(2,731)	(162)	(562)	—	—
—	—	1,180	380	—	—	(1)

9,643	922	(24,337)	(10,080)	41,485	1,234	7,137
—	—	—	—	—	—	(634)
1,477	—	3,267	—	—	—	—
—	5	(372)	(68)	—	—	—
—	—	(209)	(5)	—	—	(2)
—	—	44	—	—	—	—
—	—	2,976	237	(558)	—	—
—	—	2,111	(12)	—	—	—
$16,615	$3,033	$20,763	$4,115	$119,068	$1,814	$5,102

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	181

Consolidated Statements of Operations/Statements of Operations ($ Thousands)

For the six month period ended March 31, 2013 (Unaudited)

Multi-Asset Accumulation Fund
Investment Income:
Dividends	$1,265
Dividends from Affiliated Investments*	44
Interest Income	26
Less: Foreign Taxes Withheld	(69)
Total Investment Income	1,266
Expenses:
Investment Advisory Fees	4,020
Administration Fees	1,876
Shareholder Servicing Fees Class (A)	1,340
Printing Fees	36
Professional Fees	29
Custodian/Wire Agent Fees	19
Trustee Fees	8
Registration Fees	7
Chief Compliance Officer Fees	2
Interest expense	—
Other Expenses	9
Total Expenses	7,346
Less:
Waiver of Investment Advisory Fees	(710)
Waiver of Shareholder Servicing Fees Class (A)	(356)
Waiver of Administration Fees	—
Net Expenses	6,280
Net Investment Income (Loss)	(5,014)
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,950
Futures Contracts	31,720
Options	—
Swaptions
Swap Contracts	5,750
Foreign Currency Transactions	9,795
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,738
Futures Contracts	11,280
Options	—
Swaptions	—
Swap Contracts	(382)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	2,726
Net Increase (Decrease) in Net Assets from Operations	$68,563

*	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$658	$2,164	$16
—	—	—
3,748	211	510
—	(85)	(1)
4,406	2,290	525

366	1,687	795
214	1,073	696
153	767	497
4	21	13
3	16	11
1	7	7
1	4	3
1	—	—
—	1	1
162	94	—
3	11	4
908	3,681	2,027

(2)	(291)	—
(153)	(532)	(497)
(103)	—	(295)
650	2,858	1,235
3,756	(568)	(710)

1,307	929	(26)
—	(516)	1,791
552	(867)	—
	—	83
—	(15,723)	1,186
—	2,324	5,467

3,486	4,462	(5,587)
—	9	1,287
321	29	—
—	—	(239)
—	(2,627)	(274)
—	826	(417)
$9,422	$(11,722)	$2,561

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	183

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2013 (Unaudited) and the years ended September 30, 2012

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12
Operations:
Net Investment Income (Loss)	$9,653	$14,253	$10,740	$20,244	$3,195	$2,673
Net Realized Gain (Loss) from Investments and Futures Contracts	41,537	97,479	53,749	76,899	66,537	184,995
Net Realized Loss on Foreign Currency Transactions	—	(4)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	129,856	322,662	100,482	243,993	32,782	171,228
Net Increase in Net Assets from Operations	181,046	434,390	164,971	341,136	102,514	358,896
Dividends and Distributions From:
Net Investment Income:
Class A	(13,072)	(13,802)	(14,784)	(20,439)	(4,897)	(1,505)
Class E	—	—	—	—	—	—
Class I	—	—	(71)	(100)	(16)	—
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(76,749)	(111,905)	—	—	—	—
Total Dividends and Distributions	(89,821)	(125,707)	(14,855)	(20,539)	(4,913)	(1,505)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	333,809	704,194	87,240	182,466	85,586	168,146
Reinvestment of Dividends and Distributions	80,330	114,481	13,875	19,265	4,586	1,416
Cost of Shares Redeemed	(188,899)	(1,161,041)	(185,334)	(373,280)	(170,458)	(448,713)
Increase (Decrease) in Net Assets Derived from Class A Transactions	225,240	(342,366)	(84,219)	(171,549)	(80,286)	(279,151)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	629	1,577	756	2,090
Reinvestment of Dividends and Distributions	—	—	58	84	14	—
Cost of Shares Redeemed	—	—	(1,026)	(2,981)	(1,190)	(2,240)
Decrease in Net Assets Derived from Class I Transactions	—	—	(339)	(1,320)	(420)	(150)
Class Y:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class Y Transactions	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	225,240	(342,366)	(84,558)	(172,869)	(80,706)	(279,301)
Net Increase (Decrease) in Net Assets	316,465	(33,683)	65,558	147,728	16,895	78,090
Net Assets:
Beginning of Period	1,488,259	1,521,942	1,352,073	1,204,345	1,363,323	1,285,233
End of Period	$1,804,724	$1,488,259	$1,417,631	$1,352,073	$1,380,218	$1,363,323
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$286	$3,705	$456	$4,571	$(58)	$1,660
(1)	See Note 7 in Notes to Financial Statements.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 12).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund
10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12

$12,478	$16,925	$31,336	$37,430	$701	$200	$2,759	$2,679	$763	$(430)
21,823	(5,136)	15,437	28,195	4,969	11,427	20,888	36,139	9,674	22,731
—	(24)	—	—	—	(1)	—	—	—	—
187,606	427,192	237,448	405,151	32,692	49,228	34,924	66,102	22,994	59,395
221,907	438,957	284,221	470,776	38,362	60,854	58,571	104,920	33,431	81,696

(17,022)	(15,517)	(37,960)	(27,545)	(1,304)	(294)	(3,170)	(3,816)	(1,204)	—
—	—	(4,063)	(4,552)	—	—	—	—	—	—
—	—	(94)	(113)	—	—	(26)	(29)	(3)	—
(10)	(10)	—	—	—	—	—	—	—	—

—	—	—	—	(12,455)	(33,642)	—	—	—	—
(17,032)	(15,527)	(42,117)	(32,210)	(13,759)	(33,936)	(3,196)	(3,845)	(1,207)	—

269,372	334,928	65,092	115,870	63,906	140,655	31,019	55,183	20,564	44,093
15,342	14,056	3,781	4,261	11,833	30,099	2,928	3,532	1,115	—
(226,528)	(385,106)	(52,323)	(146,918)	(34,348)	(147,530)	(116,273)	(130,832)	(45,573)	(96,286)
58,186	(36,122)	16,550	(26,787)	41,391	23,224	(82,326)	(72,117)	(23,894)	(52,193)

—	—	197,491	1,543,849 (2)	—	—	—	—	—	—
—	—	37,260	26,787	—	—	—	—	—	—
—	—	(569,901)	(556,755)	—	—	—	—	—	—
—	—	(335,150)	1,013,881	—	—	—	—	—	—

—	—	886	2,136	—	—	583	1,449	354	902
—	—	61	76	—	—	24	26	3	—
—	—	(2,467)	(2,898)	—	—	(965)	(2,089)	(627)	(1,884)
—	—	(1,520)	(686)	—	—	(358)	(614)	(270)	(982)

410	1	—	—	—	—	—	—	—	—
10	9	—	—	—	—	—	—	—	—
(494)	(94)	—	—	—	—	—	—	—	—
(74)	(84)	—	—	—	—	—	—	—	—
58,112	(36,206)	(320,120)	986,408	41,391	23,224	(82,684)	(72,731)	(24,164)	(53,175)
262,987	387,224	(78,016)	1,424,974	65,994	50,142	(27,309)	28,344	8,060	28,521

1,883,920	1,496,696	2,883,246	1,458,272	254,051	203,909	409,474	381,130	303,622	275,101
$2,146,907	$1,883,920	$2,805,230	$2,883,246	$320,045	$254,051	$382,165	$409,474	$311,682	$303,622
$346	$4,900	$1,133	$11,914	$(368)	$235	$71	$508	$(657)	$(213)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	185

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2013 (Unaudited) and the years ended September 30, 2012

	Tax-Managed Small/Mid Cap Fund
	10/01/12 to 03/31/13	10/01/11 to 09/30/12
Operations:
Net Investment Income	$1,146	$753
Net Realized Gain from Investments and Futures Contracts	11,041	14,736
Net Realized Gain (Loss) on Foreign Currency Transactions	1	(4)
Net Change in Unrealized Appreciation of Investments, Affiliated Investments and Futures Contracts	37,008	56,633
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1	—
Net Increase (Decrease) in Net Assets from Operations	49,197	72,118
Dividends and Distributions From:
Net Investment Income:
Class A	(1,350)	(1,060)
Class I	—	—
Net Capital Gains:
Class A	—	—
Class I	—	—
Total Dividends and Distributions	(1,350)	(1,060)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	60,082	80,865
Reinvestment of Dividends and Distributions	1,195	945
Cost of Shares Redeemed	(43,809)	(71,826)
Increase (Decrease) in Net Assets Derived from Class A Transactions	17,468	9,984
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	17,468	9,984
Net Increase in Net Assets	65,315	81,042
Net Assets:
Beginning of Period	336,339	255,297
End of Period	$401,654	$336,339
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$33	$237

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12

$330	$444	$6,522	$10,184	$11,768	$15,155
3,431	580	21,285	48,443	27,397	26,141
—	—	(88)	(45)	49,034	(9,022)
9,134	19,249	60,480	59,672	89,780	66,044

—	—	(5)	42	(3,003)	(2,695)
12,895	20,273	88,194	118,296	174,976	95,623

(412)	(464)	(9,241)	(8,978)	(26,158)	—
(3)	(4)	(7)	(10)	(6)	—

—	—	(5,613)	—	—	—
—	—	(5)	—	—	—
(415)	(468)	(14,866)	(8,988)	(26,164)	—

22,760	40,346	152,743	364,739	387,334	512,151
279	317	12,750	7,888	23,967	—
(18,056)	(49,263)	(108,049)	(298,985)	(145,595)	(202,261)
4,983	(8,600)	57,444	73,642	265,706	309,890

280	548	174	2,347	108	423
3	4	13	10	6	—
(258)	(690)	(207)	(1,841)	(78)	(142)
25	(138)	(20)	516	36	281
5,008	(8,738)	57,424	74,158	265,742	310,171
17,488	11,067	130,752	183,466	414,554	405,794

86,207	75,140	636,007	452,541	928,461	522,667
$103,695	$86,207	$766,759	$636,007	$1,343,015	$928,461
$32	$117	$281	$3,007	$(13,685)	$711

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	187

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2013 (Unaudited) and the year ended September 30, 2012

	Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12
Operations:
Net Investment Income (Loss)	$5,210	$6,214	$1,550	$1,014	$1,756	$3,741
Net Realized Gain (Loss) from Investments, Securities Sold Short Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	11,514	11,912	3,945	7,484	350	(170)
Net Realized Gain (Loss) on Foreign Currency Transactions	(39)	(19)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	43,074	49,655	11,120	35,170	927	4,526
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(2)	18	—	—	—	—
Net Increase in Net Assets from Operations	59,757	67,780	16,615	43,668	3,033	8,097
Dividends and Distributions From:
Net Investment Income:
Class A	(6,985)	(5,344)	(2,449)	(1,530)	(2,416)	(3,713)
Class I	—	—	(6)	(3)	(3)	(1)
Net Capital Gains:
Class A	(13,481)	(11,698)	—	—	—	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	(20,466)	(17,042)	(2,455)	(1,533)	(2,419)	(3,714)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	111,110	170,479	47,138	96,716	44,333	76,570
Reinvestment of Dividends and Distributions	17,415	14,346	2,327	1,455	2,172	3,353
Cost of Shares Redeemed	(62,034)	(72,897)	(33,536)	(91,256)	(36,227)	(82,204)
Increase (Decrease) in Net Assets Derived from Class A Transactions	66,491	111,928	15,929	6,915	10,278	(2,281)
Class I:
Proceeds from Shares Issued	—	—	216	358	290	50
Reinvestment of Dividends and Distributions	—	—	6	3	3	1
Cost of Shares Redeemed	—	—	(167)	(304)	(57)	(2)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	55	57	236	49
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	66,491	111,928	15,984	6,972	10,514	(2,232)
Net Increase (Decrease) in Net Assets	105,782	162,666	30,144	49,107	11,128	2,151
Net Assets:
Beginning of Period	442,074	279,408	192,090	142,983	161,106	158,955
End of Period	$547,856	$442,074	$222,234	$192,090	$172,234	$161,106
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year End	$164	$1,939	$1,353	$2,258	$110	$773

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12

$27,017	$63,021	$8,802	$21,882	$60,183	$121,432	$(447)	$1,686	$2,086	$2,121
9,086	39,479	4,861	34,207	17,958	21,132	1,027	7,613	(3,484)	(314)
1,180	2,704	380	(2)	—	—	—	—	(1)	(3)
(18,631)	75,324	(9,916)	3,296	40,927	130,328	1,234	481	6,501	5,537

2,111	(1,996)	(12)	(50)	—	—	—	—	—	—
20,763	178,532	4,115	59,333	119,068	272,892	1,814	9,780	5,102	7,341

(28,508)	(67,158)	(9,579)	(23,830)	(58,108)	(115,755)	(1,678)	(4,468)	(1,930)	(5,784)
(212)	(444)	—	—	(153)	(652)	—	—	—	—

—	(16,527)	(26,951)	(26,190)	—	(7,404)	(6,613)	(2,417)	—	—
—	(114)	—	—	—	(5)	—	—	—	—
(28,720)	(84,243)	(36,530)	(50,020)	(58,261)	(123,816)	(8,291)	(6,885)	(1,930)	(5,784)

249,865	524,263	204,153	551,984	524,952	1,212,958	74,003	161,434	86,153	154,901
25,618	76,137	31,580	43,982	48,028	101,964	7,341	6,174	1,769	5,319
(294,562)	(706,361)	(137,621)	(679,278)	(365,521)	(1,027,123)	(48,962)	(260,417)	(45,039)	(118,869)

(19,079)	(105,961)	98,112	(83,312)	207,459	287,799	32,382	(92,809)	42,883	41,351

5,674	3,914	—	—	656	34,303	—	—	—	—
166	415	—	—	118	557	—	—	—	—
(3,985)	(5,755)	—	—	(13,384)	(22,290)	—	—	—	—

1,855	(1,426)	—	—	(12,610)	12,570	—	—	—	—

(17,224)	(107,387)	98,112	(83,312)	194,849	300,369	32,382	(92,809)	42,883	41,351
(25,181)	(13,098)	65,697	(73,999)	255,656	449,445	25,905	(89,914)	46,055	42,908

2,187,738	2,200,836	898,450	972,449	1,766,518	1,317,073	283,646	373,560	334,914	292,006
$2,162,557	$2,187,738	$964,147	$898,450	$2,022,174	$1,766,518	$309,551	$283,646	$380,969	$334,914
$(5,177)	$(3,474)	$(611)	$166	$2,770	$848	$(2,131)	$(6)	$330	$174

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	189

Consolidated Statements of Changes in Net Assets/Statements of Changes in Net Assets ($ Thousands) (Concluded)

For the six month period ended March 31, 2013 (Unaudited) and the period ended September 30, 2012

	Multi-Asset Accumulation Fund (2)
	10/01/12 to 03/31/13	04/09/12 to 09/30/12
Operations:
Net Investment Income (Loss)	$(5,014)	$(1,823)
Net Realized Gain (Loss) from Investments, Futures Contracts, Written Options and Swap Contracts	39,420	35,177
Net Realized Gain (Loss) on Foreign Currency Transactions	9,795	1,591
Net Change in Unrealized Appreciation (Depreciation) of Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	21,636	10,714
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	2,726	1,217
Net Increase (Decrease) in Net Assets from Operations	68,563	46,876
Dividends and Distributions From:
Net Investment Income:
Class A	(641)	(3,211)
Net Capital Gains:
Class A	(31,438)	—
Return of Capital:
Class A	—	—
Total Dividends and Distributions	(32,079)	(3,211)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	330,322	1,020,724
Reinvestment of Dividends and Distributions	29,368	3,012
Cost of Shares Redeemed	(102,604)	(107,674)
Increase in Net Assets Derived from Class A Transactions	257,086	916,062
Increase in Net Assets Derived from Capital Share Transactions	257,086	916,062
Net Increase in Net Assets	293,570	959,727
Net Assets:
Beginning of Period	959,727	—
End of Period	$1,253,297	$959,727
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(8,120)	$(2,465)

(1)	See Note 7 in Notes to Financial Statements.
(2)	Commenced operations on April 9, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Multi-Asset Income Fund (2)		Multi-Asset Inflation Managed Fund (2)		Multi-Asset Capital Stability Fund (2)
10/01/12 to 03/31/13	04/09/12 to 09/30/12	10/01/12 to 03/31/13	04/09/12 to 09/30/12	10/01/12 to 03/31/13	04/09/12 to 09/30/12

$3,756	$1,486	$(568)	$1,042	$(710)	$(419)
1,859	274	(16,177)	301	3,034	2,963
—	—	2,324	(124)	5,467	(1,561)
3,807	2,056	1,873	7,538	(4,813)	2,719
—	—	826	(600)	(417)	469
9,422	3,816	(11,722)	8,157	2,561	4,171

(3,205)	(1,276)	(2,639)	(601)	(315)	(6)

(782)	—	(372)	—	(2,654)	—

—	—	—	(1,875)	—	—
(3,987)	(1,276)	(3,011)	(2,476)	(2,969)	(6)

97,967	90,729	202,905	579,104	138,912	377,782
3,232	1,118	2,702	2,311	2,552	5
(24,875)	(9,888)	(50,734)	(46,841)	(51,360)	(34,091)
76,324	81,959	154,873	534,574	90,104	343,696
76,324	81,959	154,873	534,574	90,104	343,696
81,759	84,499	140,140	540,255	89,696	347,861

84,499	—	540,255	—	347,861	—
$166,258	$84,499	$680,395	$540,255	$437,557	$347,861
$591	$40	$(7,622)	$(4,415)	$(2,799)	$(1,774)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	191

Statement of Cash Flows/Consolidated Statement of Cash Flows ($ Thousands)

For the six month period ended March 31, 2013 (Unaudited)

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$9,422	$(11,722)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(108,938)	(474,804)
Proceeds from Disposition of Investment Securities	33,107	304,267
Purchased Options/Purchases to Cover Written Options	(2,003)	(1,814)
Proceeds from Sale of Options/Expired Options	2,468	1,141
Amortization (Accretion of Market Discount)	(486)	4,434
Net Realized (Gain) Loss on:
Investments	(1,307)	(929)
Options	(552)	867
Net Change in Unrealized Appreciation on:
Investments	(3,486)	(4,462)
Options	(321)	(29)
Changes in assets:
Foreign currency, at value	—	(29)
Cash collateral on futures	—	(423)
Cash collateral on options	277	—
Receivable for investment securities sold	(216)	2,386
Dividends and interest receivable	(618)	(737)
Receivable for variation margin	—	(51)
Swap contracts, at value	—	1,312
Foreign tax reclaim receivable	—	(64)
Unrealized gain on forward foreign currency contracts	—	(1,063)
Prepaid Expenses	(1)	(6)
Changes in liabilities:
Payable for investment securities purchased	7,933	(5,052)
Dividend payable for securities sold short	1	—
Payable for variation margin	—	233
Administration fees payable	2	48
Investment advisory fees payable	41	51
Shareholder servicing fees payable Class A	—	43
Chief Compliance Officer fees payable	—	(1)
Swap contracts, at value	—	1,254
Reverse repurchase agreements	(1,780)	24,032
Unrealized loss on forward foreign currency contracts	—	242
Unrealized loss on foreign spot currency contracts	—	(1)
Interest payable	—	1
Accrued expense payable	8	19
Net Cash Used in Operating Activities	(66,449)	(160,857)
Cash Flows from Financing Activities:
Dividends and Distributions	(3,987)	(3,011)
Proceeds from Shares Issued	97,791	202,216
Reinvestment of Dividends and Distributions	3,311	2,702
Cost of Shares Redeemed	(24,759)	(50,425)
Net Cash Provided by Financing Activities	72,356	151,482
Net Change in Cash	5,907	(9,375)
Cash at beginning of period	12,320	21,870
Cash at end of period	$18,227	$12,495
Supplemental Disclosures of Non-cash Operating Activities:
Interest paid	$162	$94

The accompanying notes are an integral part of the financial statements.

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Financial Highlights

For the period ended March 31, 2013 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2013**	$12.15	$0.07		$1.27	$1.34	$(0.10)	$(0.62)	$(0.72)	$12.77	11.64%	$1,804,724	0.89%	0.89%	1.02%	1.22%	24%
2012	10.15	0.10		2.72	2.82	(0.09)	(0.73)	(0.82)	12.15	29.04	1,488,259	0.89	0.89	1.02	0.89	50
2011	10.77	0.08		(0.22)	(0.14)	(0.08)	(0.40)	(0.48)	10.15	(1.71)	1,521,942	0.89	0.89	1.02	0.70	100
2010(11)	10.00	0.10		0.80	0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Large Cap Value Fund
Class A
2013**	$18.02	$0.15		$2.20	$2.35	$(0.21)	$—	$(0.21)	$20.16	13.11%	$1,409,420	0.89%	0.89%	0.98%	1.62%	24%
2012	14.13	0.25		3.89	4.14	(0.25)	—	(0.25)	18.02	29.54	1,344,405	0.89	0.89	0.98	1.51	37
2011	14.75	0.22		(0.61)	(0.39)	(0.23)	—	(0.23)	14.13	(2.89)	1,197,272	0.89	0.89	0.98	1.35	63
2010	13.83	0.21		0.94	1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
2009	15.79	0.30		(1.92)	(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008	23.97	0.40		(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
Class I
2013**	$18.02	$0.13		$2.20	$2.33	$(0.17)	$—	$(0.17)	$20.18	13.02%	$8,211	1.11%	1.11%	1.23%	1.40%	24%
2012	14.13	0.21		3.89	4.10	(0.21)	—	(0.21)	18.02	29.20	7,668	1.11	1.11	1.23	1.28	37
2011	14.76	0.18		(0.62)	(0.44)	(0.19)	—	(0.19)	14.13	(3.14)	7,073	1.11	1.11	1.23	1.13	63
2010	13.83	0.18		0.95	1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
Large Cap Growth Fund
Class A
2013**	$25.57	$0.06		$2.00	$2.06	$(0.10)	$—	$(0.10)	$27.53	8.06%	$1,371,474	0.89%	0.89%	1.03%	0.49%	35%
2012	19.77	0.05		5.78	5.83	(0.03)	—	(0.03)	25.57	29.47	1,354,774	0.89	0.90	1.03	0.19	88
2011	19.66	0.06		0.14	0.20	(0.09)	—	(0.09)	19.77	0.97	1,278,538	0.89	0.89	1.03	0.27	108
2010	17.62	0.12		2.04	2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
2009	18.39	0.11		(0.77)	(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008	23.74	0.08		(5.35)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
Class I
2013**	$25.28	$0.03		$1.97	$2.00	$(0.05)	$—	$(0.05)	$27.23	7.92%	$8,744	1.11%	1.11%	1.28%	0.26%	35%
2012	19.57	—	*	5.71	5.71	—	—	—	25.28	29.18%	8,549	1.11	1.12	1.28	(0.02)	88
2011	19.47	0.01		0.14	0.15	(0.05)	—	(0.05)	19.57	0.73	6,695	1.11	1.11	1.28	0.05	108
2010	17.44	0.08		2.02	2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
Tax-Managed Large Cap Fund
Class A
2013**	$13.88	$0.09		$1.54	$1.63	$(0.13)	$—	$(0.13)	$15.38	11.79%	$2,145,780	0.89%	0.89%	1.02%	1.29%	26%
2012	10.80	0.12		3.07	3.19	(0.11)	—	(0.11)	13.88	29.70	1,882,834	0.89	0.89	1.03	0.96	53
2011	11.02	0.10		(0.22)	(0.12)	(0.10)	—	(0.10)	10.80	(1.20)	1,495,783	0.89	0.89	1.03	0.78	72
2010	10.19	0.10		0.84	0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
2009	11.08	0.13		(0.87)	(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008	14.70	0.15		(3.62)	(3.47)	(0.15)	—	(0.15)	11.08	(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
Class Y
2013**	$14.26	$0.12		$1.57	$1.69	$(0.13)	$—	$(0.13)	$15.82	11.94%	$1,127	0.56%	0.56%	0.72%	1.63%	26%
2012	11.07	0.17		3.14	3.31	(0.12)	—	(0.12)	14.26	30.03	1,086	0.56	0.56	0.73	1.29	53
2011	11.24	0.14		(0.21)	(0.07)	(0.10)	—	(0.10)	11.07	(0.68)	913	0.56	0.56	0.73	1.14	72
2010	10.37	0.01		0.97	0.98	(0.11)	—	(0.11)	11.24	9.54	2,980	0.56	0.56	0.74	1.28	58
2009	11.24	0.16		(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19		(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	193

Financial Highlights (Continued)

For the period ended March 31, 2013 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2013**	$39.60	$0.40	$3.51		$3.91	$(0.55)	$—	$(0.55)	$42.96	9.98%	$335,320	0.43%	0.43%	0.53%	1.98%	4%
2012	31.03	0.64	8.51		9.15	(0.58)	—	(0.58)	39.60	29.74	294,234	0.43	0.43	0.54	1.76	18
2011	31.30	0.55	(0.26	)(5)	0.29	(0.56)	—	(0.56)	31.03	0.75	255,345	0.43	0.43	0.53	1.61	61
2010	29.01	0.56	2.29		2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20
2009	32.43	0.57	(3.12)		(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008	44.71	0.68	(10.10)		(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41	0.41	0.53	1.77	27
Class E
2013**	$39.79	$0.44	$3.53		$3.97	$(0.59)	$—	$(0.59)	$43.17	10.10%	$2,462,291	0.25%	0.25%	0.28%	2.17%	4%
2012	31.17	0.71	8.54		9.25	(0.63)	—	(0.63)	39.79	29.97	2,580,512	0.25	0.25	0.29	1.92	18
2011	31.42	0.61	(0.25	)(5)	0.36	(0.61)	—	(0.61)	31.17	0.96	1,195,729	0.25	0.25	0.29	1.76	61
2010	29.12	0.61	2.29		2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
2009	32.54	0.61	(3.12)		(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008	44.85	0.75	(10.14)		(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
Class I
2013**	$39.73	$0.35	$3.53		$3.88	$(0.47)	$—	$(0.47)	$43.14	9.87%	$7,619	0.65%	0.65%	0.78%	1.77%	4%
2012	31.12	0.56	8.54		9.10	(0.49)	—	(0.49)	39.73	29.46	8,500	0.65	0.65	0.79	1.53	18
2011	31.37	0.47	(0.25	)(5)	0.22	(0.47)	—	(0.47)	31.12	0.56	7,198	0.65	0.65	0.79	1.35	61
2010	29.07	0.49	2.29		2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
2009	32.47	0.51	(3.12)		(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008	44.74	0.60	(10.12)		(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
Small Cap Fund
Class A
2013**	$10.62	$0.03	$1.41		$1.44	$(0.05)	$(0.51)	$(0.56)	$11.50	14.31%	$320,045	1.14%	1.14%	1.28%	0.51%	36%
2012	9.51	0.01	2.67		2.68	(0.01)	(1.56)	(1.57)	10.62	29.93	254,051	1.14	1.15	1.28	0.08	114
2011	11.14	(0.01)	(0.55)		(0.56)	(0.01)	(1.06)	(1.07)	9.51	(6.54)	203,909	1.14	1.14	1.28	(0.09)	123
2010(11)	10.00	0.01	1.15		1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Small Cap Value Fund
Class A
2013**	$18.23	$0.13	$2.77		$2.90	$(0.15)	$—	$(0.15)	$20.98	16.03%	$377,561	1.14%	1.14%	1.28%	1.40%	23%
2012	14.26	0.11	4.02		4.13	$(0.16)	—	(0.16)	18.23	29.04%	405,106	1.14	1.15	1.28	0.64	53
2011	15.45	0.07	(1.16)		(1.09)	(0.10)	—	(0.10)	14.26	(7.15)	377,222	1.14	1.14	1.28	0.41	70
2010	13.66	0.07	1.82		1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
2009	15.38	0.11	(1.62)		(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008	21.26	0.09	(3.22)		(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13	1.15	1.28	0.55	91
Class I
2013**	$18.10	$0.11	$2.76		$2.87	$(0.12)	$—	$(0.12)	$20.85	15.94%	$4,604	1.36%	1.36%	1.53%	1.16%	23%
2012	14.15	0.07	3.99		4.06	(0.11)	—	(0.11)	18.10	28.78	4,368	1.36	1.37	1.53	0.42	53
2011	15.34	0.03	(1.15)		(1.12)	(0.07)	—	(0.07)	14.15	(7.40)	3,908	1.36	1.36	1.53	0.20	70
2010	13.56	0.04	1.81		1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
2009	15.29	0.08	(1.62)		(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008	21.17	0.05	(3.21)		(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
Small Cap Growth Fund
Class A
2013**	$18.57	$0.05	$2.14		$2.19	$(0.08)	$—	$(0.08)	$20.68	11.84%	$309,029	1.11%	1.11%	1.28%	0.52%	35%
2012	14.20	(0.02)	4.39		4.37	—	—	—	18.57	30.77	300,972	1.11	1.12	1.28	(0.13)	110
2011	14.69	(0.07)	(0.42)		(0.49)	—	—	—	14.20	(3.34)	272,275	1.11	1.12	1.28	(0.43)	125
2010	12.96	(0.03)	1.76		1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
2009	13.98	0.02	(1.04)		(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	21.91	0.01	(6.22)		(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11	1.12	1.28	0.04	124

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Growth Fund (continued)
Class I
2013**	$18.04	$0.03	$2.08	$2.11	$(0.03)		$—	$(0.03)	$20.12	11.71%	$2,653	1.36%	1.36%	1.53%	0.29%	35%
2012	13.82	(0.06)	4.28	4.22	—		—	—	18.04	30.54	2,650	1.36	1.37	1.53	(0.38)	110
2011	14.34	(0.12)	(0.40)	(0.52)	—		—	—	13.82	(3.63)	2,826	1.36	1.37	1.53	(0.69)	125
2010	12.68	(0.06)	1.72	1.66	—		—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
2009	13.71	(0.02)	(1.01)	(1.03)	—		—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008	21.57	(0.03)	(6.12)	(6.15)	—		(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124
Tax-Managed Small/Mid Cap Fund
Class A
2013**	$13.26	$0.04	$1.86	$1.90	$(0.05)		$—	$(0.05)	$15.11	14.41%	$401,654	1.11%	1.11%	1.28%	0.65%	30%
2012	10.39	0.03	2.88	2.91	(0.04)		—	(0.04)	13.26	28.09	336,339	1.11	1.12	1.28	0.24	67
2011	10.81	0.02	(0.41)	(0.39)	(0.03)		—	(0.03)	10.39	(3.66)	255,297	1.11	1.12	1.29	0.17	105
2010	9.42	0.03	1.39	1.42	(0.03)		—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75
2009	10.16	0.04	(0.73)	(0.69)	(0.05)		—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	14.14	0.05	(3.19)	(3.14)	(0.04)		(0.80)	(0.84)	10.16	(23.34)	318,520	1.11	1.13	1.28	0.41	96
Mid-Cap Fund
Class A
2013**	$19.30	$0.08	$2.86	$2.94	$(0.09)		$—	$(0.09)	$22.15	15.31%	$102,414	1.02%	1.02%	1.03%	0.75%	41%
2012	14.99	0.09	4.32	4.41	(0.10)		—	(0.10)	19.30	29.50	85,119	1.02	1.02	1.04	0.53	81
2011	15.80	0.06	(0.79)	(0.73)	(0.08)		—	(0.08)	14.99	(4.67)	74,200	1.02	1.04	1.06	0.36	151
2010	13.92	0.08	1.88	1.96	(0.08)		—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
2009	14.87	0.11	(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	22.22	0.11	(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02	1.02	1.03	0.58	126
Class I
2013**	$19.30	$0.05	$2.88	$2.93	$(0.06)		$—	$(0.06)	$22.17	15.21%	$1,281	1.26%	1.26%	1.28%	0.50%	41%
2012	14.99	0.05	4.32	4.37	(0.06)		—	(0.06)	19.30	29.21	1,088	1.26	1.26	1.29	0.28	81
2011	15.81	0.03	(0.81)	(0.78)	(0.04)		—	(0.04)	14.99	(4.95)	940	1.26	1.28	1.31	0.18	151
2010	13.92	0.04	1.89	1.93	(0.04)		—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
2009	14.86	0.05	(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008(6)	22.56	0.06	(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2013**	$13.96	$0.14	$1.65	$1.79	$(0.19)		$(0.12)	$(0.31)	$15.44	13.08%	$765,995	1.00%	1.00%	1.27%	1.93%	18%
2012	11.49	0.22	2.45	2.67	(0.20)		—	(0.20)	13.96	23.41	635,298	1.00	1.00	1.28	1.72	48
2011	10.81	0.16	0.67	0.83	(0.15)		—	(0.15)	11.49	7.63	452,489	1.00	1.00	1.28	1.33	71
2010	9.65	0.14	1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
2009	11.25	0.13	(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	13.45	0.10	(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00	1.00	1.27	0.85	85
Class I
2013**	$13.93	$0.12	$1.66	$1.78	$(0.16)		$(0.12)	$(0.28)	$15.43	12.95%	$764	1.25%	1.25%	1.52%	1.64%	18%
2012	11.47	0.22	2.41	2.63	(0.17)		—	(0.17)	13.93	23.08	709	1.25	1.25	1.53	1.62	48
2011	10.79	0.14	0.66	0.80	(0.12)		—	(0.12)	11.47	7.39	52	1.25	1.25	1.53	1.14	71
2010	9.63	0.11	1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
2009	11.24	0.12	(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09	(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
Global Managed Volatility Fund
Class A
2013**	$9.80	$0.11	$1.33	$1.44	$(0.25)		$—	$(0.25)	$10.99	15.01%	$1,342,618	1.11%	1.11%	1.28%	2.10%	23%
2012	8.53	0.20	1.07	1.27	—		—	—	9.80	14.89	928,141	1.11	1.11	1.30	2.19	48
2011	8.21	0.18	0.14	0.32	—		—	—	8.53	3.90	522,646	1.11	1.11	1.29	2.11	68
2010	7.82	0.13	0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11	1.11	1.31	1.24	113

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	195

Financial Highlights/Consolidated Financial Highlights

For the period ended March 31, 2013 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Global Managed Volatility Fund (continued)
Class I
2013**	$9.66	$0.09		$1.32	$1.41	$(0.23)		$—	$(0.23)	$10.84	14.91%	$397	1.36%	1.36%	1.53%	1.85%	23%
2012	8.44	0.22		1.00	1.22	—		—	—	9.66	14.45	320	1.36	1.36	1.55	2.32	48
2011	8.15	0.15		0.14	0.29	—		—	—	8.44	3.56	21	1.36	1.36	1.54	1.78	68
2010	7.76	0.16		0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
2009	9.02	0.11		(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
2008	11.20	0.14		(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
Tax-Managed Managed Volatility Fund
Class A
2013**	$11.28	$0.12		$1.24	$1.36	$(0.17)		$(0.33)	$(0.50)	$12.14	12.53%	$547,856	1.00%	1.00%	1.27%	2.21%	14%
2012	9.77	0.18		1.87	2.05	(0.16)		(0.38)	(0.54)	11.28	21.70	442,074	1.00	1.00	1.28	1.71	30
2011	9.24	0.14		0.52	0.66	(0.13)		—	(0.13)	9.77	7.13	279,408	1.00	1.00	1.28	1.41	63
2010	8.14	0.12		1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28
2009	9.02	0.12		(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008(10)	10.00	0.10		(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00	1.00	1.29	1.43	65
Real Estate Fund
Class A
2013**	$14.97	$0.12		$1.15	$1.27	$(0.19)		$—	$(0.19)	$16.05	8.57%	$221,531	1.14%	1.14%	1.28%	1.57%	28%
2012	11.67	0.08		3.34	3.42	(0.12)		—	(0.12)	14.97	29.44	191,484	1.14	1.14	1.28	0.55	68
2011	11.58	0.04		0.25	0.29	(0.20)		—	(0.20)	11.67	2.41	142,538	1.14	1.14	1.28	0.33	83
2010	9.42	0.05		2.46	2.51	(0.35	)(12)	—	(0.35)	11.58	27.37	220,866	1.14	1.15	1.29	0.50	69
2009	13.73	0.16		(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14	1.15	1.29	2.08	97
2008	18.20	0.13		(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13	1.13	1.27	0.86	52
Class I
2013**	$14.93	$0.10		$1.16	$1.26	$(0.15)		$—	$(0.15)	$16.04	8.49%	$703	1.36%	1.36%	1.53%	1.33%	28%
2012	11.64	0.05		3.33	3.38	(0.09)		—	(0.09)	14.93	29.16	606	1.36	1.36	1.53	0.33	68
2011	11.57	(0.01)		0.28	0.27	(0.20)		—	(0.20)	11.64	2.19	445	1.36	1.36	1.53	(0.07)	83
2010	9.41	—	*	2.49	2.49	(0.33	)(12)	—	(0.33)	11.57	27.12	306	1.36	1.37	1.54	0.00	69
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36	1.37	1.55	1.26	97
2008(6)	18.55	0.13		(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36	1.36	1.52	0.86	52
Enhanced Income Fund
Class A
2013**	$7.57	$0.08		$0.06	$0.14	$(0.11)		$—	$(0.11)	$7.60	1.86%	$171,927	0.60%	0.60%	1.04%	2.10%	96%
2012	7.36	0.18		0.20	0.38	(0.17)		—	(0.17)	7.57	5.30	161,037	0.60	0.60	1.05	2.41	198
2011	7.46	0.20		(0.14)	0.06	(0.16)		—	(0.16)	7.36	0.83	158,936	0.60	0.60	1.05	2.61	174
2010	7.21	0.18		0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60	0.60	1.06	2.45	77
2009	8.21	0.29		(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60	0.60	1.06	4.30	132
2008	9.92	0.49		(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60	0.60	1.04	5.40	42
Class I
2013**	$7.56	$0.07		$0.06	$0.13	$(0.10)		$—	$(0.10)	$7.59	1.73%	$307	0.85%	0.85%	1.29%	1.89%	96%
2012	7.36	0.15		0.21	0.36	(0.16)		—	(0.16)	7.56	4.93	69	0.85	0.85	1.30	2.11	198
2011	7.45	0.18		(0.12)	0.06	(0.15)		—	(0.15)	7.36	0.72	19	0.85	0.85	1.30	2.36	174
2010	7.20	0.16		0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85	0.85	1.33	2.21	77
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85	0.85	1.31	3.73	132
2008	9.91	0.43		(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85	0.85	1.29	4.82	42
Core Fixed Income Fund
Class A
2013**	$11.64	$0.14		$(0.04)	$0.10	$(0.15)		$—	$(0.15)	$11.59	0.88%	$2,145,837	0.67%	0.67%	0.85%	2.47%	151%
2012	11.14	0.33		0.61	0.94	(0.35)		(0.09)	(0.44)	11.64	8.67	2,172,794	0.67	0.67	0.85	2.93	349
2011	10.93	0.36		0.22	0.58	(0.37)		—	(0.37)	11.14	5.43	2,185,135	0.71 (4)	0.71 (4)	0.89 (4)	3.25	473
2010	9.98	0.44		0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67	0.67	0.85	4.20	283
2009	9.37	0.50		0.62	1.12	(0.51)		—	(0.51)	9.98	12.55	2,450,746	0.67	0.67	0.86	5.42	329
2008	10.19	0.51		(0.82)	(0.31)	(0.51)		—	(0.51)	9.37	(3.25)	3,686,633	0.66	0.66	0.84	5.12	335

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund (continued)
Class I
2013**	$11.63	$0.13	$(0.03)	$0.10	$(0.14)	$—	$(0.14)	$11.59	0.86%	$16,720	0.89%		0.89%		1.10%		2.25%	151%
2012	11.13	0.31	0.61	0.92	(0.33)	(0.09)	(0.42)	11.63	8.44	14,944	0.89		0.89		1.10		2.71	349
2011	10.92	0.33	0.23	0.56	(0.35)	—	(0.35)	11.13	5.20	15,701	0.93	(4)	0.93	(4)	1.14	(4)	3.03	473
2010	9.97	0.41	0.96	1.37	(0.42)	—	(0.42)	10.92	14.01	17,445	0.89		0.89		1.10		3.96	283
2009	9.36	0.48	0.62	1.10	(0.49)	—	(0.49)	9.97	12.32	13,658	0.89		0.89		1.11		5.21	329
2008	10.19	0.49	(0.84)	(0.35)	(0.48)	—	(0.48)	9.36	(3.58)	8,090	0.90		0.90		1.09		4.87	335
U.S. Fixed Income Fund
Class A
2013**	$10.84	$0.10	$(0.06)	$0.04	$(0.11)	$(0.31)	$(0.42)	$10.46	0.37%	$964,147	0.66%		0.66%		0.86%		1.87%	143%
2012	10.70	0.25	0.44	0.69	(0.27)	(0.28)	(0.55)	10.84	6.68	898,450	0.66		0.66		0.87		2.34	322
2011	10.81	0.30	0.26	0.56	(0.32)	(0.35)	(0.67)	10.70	5.43	972,449	0.66		0.66		0.87		2.85	337
2010	10.28	0.33	0.60	0.93	(0.36)	(0.04)	(0.40)	10.81	9.22	877,709	0.66		0.66		0.86		3.12	299
2009(8)	10.00	0.08	0.27	0.35	(0.07)	—	(0.07)	10.28	3.55	677,723	0.66		0.66		0.87		3.23	51
High Yield Bond Fund
Class A
2013**	$7.59	$0.25	$0.25	$0.50	$(0.24)	$—	$(0.24)	$7.85	6.68%	$2,020,612	0.89%		0.89%		1.12%		6.44%	32%
2012	6.92	0.53	0.68	1.21	(0.51)	(0.03)	(0.54)	7.59	18.04	1,752,357	0.89		0.89		1.12		7.23	65
2011	7.27	0.55	(0.32)	0.23	(0.54)	(0.04)	(0.58)	6.92	2.96	1,316,158	0.89		0.89		1.13		7.38	82
2010	6.52	0.64	0.74	1.38	(0.61)	(0.02)	(0.63)	7.27	21.98	1,503,070	0.89		0.89		1.13		9.22	113
2009	6.57	0.60	(0.02)	0.58	(0.56)	(0.07)	(0.63)	6.52	11.88	1,289,964	0.89		0.89		1.15		11.03	98
2008	8.26	0.66	(1.60)	(0.94)	(0.66)	(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88		0.88		1.13		8.73	69
Class I
2013**	$7.40	$0.23	$0.25	$0.48	$(0.23)	$—	$(0.23)	$7.65	6.51%	$1,562	1.11%		1.11%		1.36%		6.29%	32%
2012	6.82	0.50	0.59	1.09	(0.48)	(0.03)	(0.51)	7.40	16.54	14,161	1.11		1.11		1.38		6.91	65
2011	7.28	0.53	(0.42)	0.11	(0.53)	(0.04)	(0.57)	6.82	1.19	915	1.11		1.11		1.37		7.06	82
2010	6.53	0.63	0.74	1.37	(0.60)	(0.02)	(0.62)	7.28	21.76	1,846	1.11		1.11		1.40		8.96	113
2009	6.58	0.58	(0.01)	0.57	(0.55)	(0.07)	(0.62)	6.53	11.65	200	1.11		1.11		1.40		10.45	98
2008(6)	8.26	0.66	(1.61)	(0.95)	(0.64)	(0.09)	(0.73)	6.58	(12.20)	47	1.11		1.11		1.38		8.96	69
Real Return Fund
Class A
2013**	$10.67	$(0.02)	$0.08	$0.06	$(0.06)	$(0.24)	$(0.30)	$10.43	0.59%	$309,551	0.45%		0.45%		0.85%		(0.30%)	43%
2012	10.60	0.05	0.23	0.28	(0.14)	(0.07)	(0.21)	10.67	2.66	283,646	0.45		0.45		0.85		0.48	137
2011	10.51	0.33	0.13	0.46	(0.27)	(0.10)	(0.37)	10.60	4.51	373,560	0.45		0.45		0.85		3.06	77
2010	10.19	0.12	0.40	0.52	(0.19)	(0.01)	(0.20)	10.51	5.20	240,925	0.45		0.45		0.86		1.18	94
2009(8)	10.00	0.10	0.09	0.19	—	—	—	10.19	1.90	83,568	0.45		0.45		0.88		4.11	23
Multi-Strategy Alternative Fund
Class A
2013**	$9.62	$0.06	$0.07	$0.13	$(0.05)	$—	$(0.05)	$9.70	1.39%	$380,969	0.69	%(18)	0.69	%(18)	2.19	%(18)	1.18%	70%
2012	9.57	0.07	0.17	0.24	(0.19)	—	(0.19)	9.62	2.50	334,914	0.65	(13)	0.65	(13)	2.15	(13)	0.68	44
2011	9.93	0.20	(0.41)	(0.21)	(0.15)	—	(0.15)	9.57	(2.16)	292,006	0.50		0.50		2.13		1.76	25
2010(7)	10.00	(0.02)	(0.05)	(0.07)	—	—	—	9.93	(0.70)	191,055	0.50		0.50		2.19		(0.42)	49
Multi-Asset Accumulation Fund
Class A
2013**	$10.51	$(0.05)	$0.68	$0.63	$(0.01)	$(0.32)	$(0.33)	$10.81	6.13%	$1,253,297	1.17%		1.17%		1.37%		(0.93)%	18%
2012(9)	10.00	(0.02)	0.57	0.55	(0.04)	—	(0.04)	10.51	5.51	959,727	1.17		1.17		1.39		(0.46)	38
Multi-Asset Income Fund
Class A
2013**	$10.35	$0.33	$0.51	$0.84	$(0.27)	$(0.07)	$(0.34)	$10.85	8.25%	$166,258	1.06	%(19)	1.06	%(19)	1.48	%(19)	6.14%	93%
2012(9)	10.00	0.23	0.30	0.53	(0.18)	—	(0.18)	10.35	5.37	84,499	0.89	(14)	0.89	(14)	1.36	(14)	4.88	25

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	197

Financial Highlights/Consolidated Financial Highlights (Continued)

For the period ended March 31, 2013 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Inflation Managed Fund
Class A
2013**	$10.10	$(0.01)	$(0.17)	$(0.18)	$(0.04)		$(0.01)	$(0.05)	$9.87	(1.79)%	$680,395	0.93	%(16)	0.93	%(16)	1.20	%(16)	(0.18)%	24%
2012(9)	10.00	0.02	0.13	0.15	(0.05	)(15)	—	(0.05)	10.10	1.54	540,255	0.93	(17)	0.93	(17)	1.22	(17)	0.47	19
Multi-Asset Capital Stability Fund
Class A
2013**	$10.14	$(0.02)	$0.08	$0.06	$(0.01)		$(0.07)	$(0.08)	$10.12	0.56%	$437,557	0.62%		0.62%		1.02%		(0.36)%	180%
2012(9)	10.00	(0.01)	0.15	0.14	—	*	—	— *	10.14	1.40	347,861	0.62		0.62		1.02		(0.29)	180

†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
**	For the six month period ended March 31, 2013. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85% for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(5)	The amount shown for the year ended September 30, 2011, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(7)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(8)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(9)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(10)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(11)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(12)	Includes return of capital of $0.10.
(13)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.13%.
(14)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76% and 1.23%.
(15)	Includes return of capital of $0.04 (See Note 9).
(16)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.17%.
(17)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.19%.
(18)	The expense ratio includes divided expense and other expenses outside of the cap. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.12%.
(19)	The expense ratio included internet expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.22%

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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March 31, 2013

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Strategy Alternative, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds. The Accumulation Commodity Strategy Subsidiary, Ltd. and Inflation Commodity Strategy Subsidiary, Ltd. are both wholly-owned subsidiaries of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows. The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

As of March 31, 2013, the Prime Obligation Fund has not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of

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March 31, 2013

the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Multi-Strategy Alternative Fund consist primarily of investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with pricing procedures approved by their respective Boards.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2013, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended March 31, 2013, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Multi-Asset Income Fund

Assets	Fair Value (in Thousands) at March 31, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized loan obligations	$18,941	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	231-2566

	317	Option Adjusted Spread off prior day's broker mark over the 3 month LIBOR	Indicative Quote	407

	933	Option Adjusted Spread off prior day's vendor price over the 3 month LIBOR	Indicative Quote	282

	4,414	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	400-1033

	638	Prior month-end broker mark	Indicative Quote	n/a

Total Collateralized loan obligations	25,243

Asset-Backed	2,468	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	409-793

Loans	898	Cost	Trade Price	n/a

	510	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	327

Total Loans	1,408

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least

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March 31, 2013

equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

MULTI-ASSET INCOME FUND

Principal Amount ($ Thousands)	Counterparty	Value ($Thousands)
$(2,621)	Barclays, 1.15%	$(2,621)
(1,627)	Bank of America, 1.95%	(1,627)
(1,601)	Barclays, 1.14%	(1,601)
(1,483)	Citi, 1.75%	(1,483)
(1,431)	Barclays, 1.15%	(1,431)
(1,281)	Barclays, 1.14%	(1,281)
(1,120)	Citi, 2.73%	(1,120)
(1,063)	Barclays, 1.15%	(1,063)
(1,053)	Barclays, 0.84%	(1,053)
(1,047)	Barclays, 0.83%	(1,047)
(982)	Barclays, 0.85%	(982)
(956)	Barclays, 0.65%	(956)
(874)	Bank of America, 1.95%	(874)
(697)	Nomura 2.13%	(697)
(618)	Barclays, 1.14%	(618)
(445)	Citi, 2.20%	(445)
(442)	Barclays, 1.15%	(442)
(439)	RBS 1.94%	(439)
(338)	Barclays, 1.15%	(338)
(245)	Barclays, 1.95%	(245)

		$(20,363)

MULTI-ASSET INFLATION MANAGED FUND

Principal Amount ($ Thousands)	Counterparty	Value ($Thousands)
$(33,369)	UBS, AG, 0.19%	$(33,369)
(21,709)	UBS, AG, 0.18%	(21,709)
(15,570)	UBS, AG, 0.24%	(15,570)
(4,246)	UBS, AG, 0.23%	(4,246)
(4,193)	UBS, AG, 0.12%	(4,193)
(3,562)	UBS, AG, 0.19%	(3,562)
(3,160)	UBS, AG, 0.24%	(3,160)
(2,600)	UBS, AG, 0.23%	(2,600)

		$(88,409)

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation and the Multi-Asset Inflation Managed Funds invests in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2013, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2013, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2013, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2013, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is

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March 31, 2013

a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of March 31, 2013, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund.

Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2013, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2013, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Titanium Asset Management PIPE	6,111	10/06/09	10/06/09	$24	$5	0.07%

Small Cap Growth Fund
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	$845	$111	0.04%
Value Creation	145,600	08/10/06	08/10/06	1,491	75	0.02

				$2,336	$186	0.06%

Enhanced Income Fund
JHT Holding, 2nd Lien	$50	12/16/08	12/16/08	$53	$17	0.01%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%
CUI Acquisition Warrants	47,444	09/06/11	09/06/11	4,033	1,898	0.09
Momentive Performance Materials PIK	$2,106	12/07/10	12/07/10	1,966	1,590	0.08
United Air Lines	282	10/30/06	10/30/06	197	73	0.00
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	323	0.02

				$6,681	$3,885	0.19%

PIK — Payment-In-Kind

PIPE — Private Investment In Public Entity

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return, Multi-Strategy Alternative, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds; are declared and paid annually for the Global Managed Volatility Fund; are declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income, High Yield Bond; and paid monthly for the Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	205

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

under the 1940 Act will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own board of directors that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small/Mid Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60
U.S. Fixed Income Fund	50,000	0.60
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25
Multi-Asset Accumulation Fund	25,000	0.75
Multi-Asset Income Fund	25,000	0.50
Multi-Asset Inflation Managed Fund	25,000	0.75
Multi-Asset Capital Stability Fund	10,000	0.25

For the six month period ended March 31, 2013, the Funds did not charge any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

As of March 31, 2013, the Core Fixed Income Fund and High Yield Bond Fund are the buyers (“receiving protection”) on a total notional amount of $3.1 million and $17.3 million, respectively. As of March 31, 2013, the Core Fixed Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $1.6 million, $4.8 million and $18.0 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(19,232)	—	—	—	$(19,232)
Maximum potential amount of future payments	$1,590,000	—	—	—	$1,590,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$32,810	—	—	$32,748	$65,558
Maximum potential amount of future payments	$1,204,938	—	—	$3,760,000	$4,964,938
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	—	—	$464,921	$464,921
Maximum potential amount of future payments	—	—	—	$19,043,155	$19,043,155
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-400	—	—	—	$1,590,000	—	$1,590,000
> than 400	—	—	—	—	—	—
Total	—	—	—	$1,590,000	—	$1,590,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$4,964,938	—	—	$4,964,938
> than 200	—	—	—	—	—	—
Total	—	—	$4,964,938	—	—	$4,964,938

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$9,559,742	—	—	$9,559,742
201-400	—	—	—	—	—	—
> than 400	—	—	$9,483,413	—	—	$9,483,413
Total	—	—	$19,043,155	—	—	$19,043,155

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	207

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2013 was as follows:

	Asset Derivatives			Liability Derivatives
	For the six month period ended March 31, 2013 ($ Thousands)			For the six month period ended March 31, 2013 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$993	*	Net Assets – Unrealized depreciation on futures contracts	$284	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	903		Unrealized loss on forward foreign currency contracts	1,674

Total Derivatives not accounted for as hedging instruments		$1,896			$1,958

Core Fixed Income Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$7	*	Net Assets – Unrealized depreciation on futures contracts	$803	*
	Net Assets – Unrealized appreciation on swap contracts	336	†	Net Assets – Unrealized depreciation on swap contracts	15	†
	Options Purchased, at value	99		Options written, at value	152
	Swaptions Purchased, at value	895		Swaptions written, at value	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,396		Unrealized loss on forward foreign currency contracts	500
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	30	†	Net Assets – Unrealized depreciation on swap contracts	126	†

Total Derivatives not accounted for as hedging instruments		$2,763			$1,596

U.S. Fixed Income Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$107	*	Net Assets – Unrealized depreciation on futures contracts	$380	*
	Net Assets – Unrealized appreciation on swap contracts	46	†	Net Assets – Unrealized depreciation on swap contracts	3	†
	Options Purchased, at value	2		Options written, at value	11
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	63

Total Derivatives not accounted for as hedging instruments		$155			$457

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$5,197	*	Net Assets – Unrealized depreciation on futures contracts	$1	*
	Net Assets – Unrealized appreciation on swap contracts	86	†	Net Assets – Unrealized depreciation on swap contracts	81	†
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	8,197	*	Net Assets – Unrealized depreciation on futures contracts	3,850	*
	Net Assets – Unrealized appreciation on swaps contracts	2,328	†	Net Assets – Unrealized depreciation on swap contracts	995	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	5,761		Unrealized loss on forward foreign currency contracts	1,816
Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	4,077	*	Net Assets – Unrealized depreciation on futures contracts	3,715	*
	Net Assets – Unrealized appreciation on swaps contracts	14		Net Assets – Unrealized depreciation on swap contracts	79	†

Total Derivatives not accounted for as hedging instruments		$25,660			$10,537

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

	Asset Derivatives			Liability Derivatives
	For the six month period ended March 31, 2013 ($ Thousands)			For the six month period ended March 31, 2013 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$—		Net Assets – Unrealized depreciation on futures contracts	$235	*
	Net Assets – Unrealized appreciation on swap contracts	67	†	Net Assets – Unrealized depreciation on swap contracts	—
Equity contracts	Net Assets – Unrealized appreciation on swaps contracts	—		Net Assets – Unrealized depreciation on swap contracts	649	†
	Options purchased, at value	217		Options written, at value	145
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,371		Unrealized loss on forward foreign currency contracts	1,149
Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	561	*	Net Assets – Unrealized depreciation on futures contracts	292	*
	Net Assets – Unrealized appreciation on swaps contracts	—		Net Assets – Unrealized depreciation on swap contracts	815	†
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	40	†	Net Assets – Unrealized depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$2,256			$3,285

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$125	*	Net Assets – Unrealized depreciation on futures contracts	$—
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	498	*	Net Assets – Unrealized depreciation on futures contracts	191	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	362		Unrealized loss on forward foreign currency contracts	307
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	258	†	Net Assets – Unrealized depreciation on swap contracts	7	†

Total Derivatives not accounted for as hedging instruments		$1,243			$505

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Summary Schedules of Investments, Schedules of Investments on Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the six month ended March 31, 2013.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$8,430	$—	$—	$8,430
Foreign exchange contracts	—	—	49,792	—	49,792
Total	$—	$8,430	$49,792	$—	$58,222
Core Fixed Income Fund
Interest rate contracts	$(184)	$1,615	$—	$(73)	$1,358
Foreign exchange contracts	—	—	—	—	—
Credit contracts	46	—	—	(2,658)	(2,612)
Total	$(138)	$1,615	$—	$(2,731)	$(1,254)
U.S. Fixed Income Fund
Interest rate contracts	$(14)	$513	$—	$(149)	$350
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Total	$(14)	$513	$—	$(149)	$350
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$(3,331)	$—	$3,028	$(303)
Equity contracts	—	42,874	—	2,973	45,847
Foreign exchange contracts	—	—	5,202	—	5,202
Commodity contracts	—	(7,823)	—	(251)	(8,074)
Total	$—	$31,720	$5,202	$5,750	$42,672

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	209

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Income Fund
Equity contracts	$—	$415	$—	$—	$—	$415
Commodity contracts	—	137	—	—	—	137
Total	$—	$552	$—	$—	$—	$552
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$70	$—	$20	$90
Equity contracts	—	(880)	—	—	(8,991)	(9,871)
Foreign exchange contracts	—	—	—	2,300	—	2,300
Commodity contracts	—	13	(586)	—	(6,932)	(7,505)
Credit contracts	—	—	—	—	5	5
Total	$—	$(867)	$(516)	$2,300	$(15,898)	$(14,981)
Multi-Asset Capital Stability Fund
Interest rate contracts	$83	$—	$(381)	$—	$—	$(298)
Equity contracts	—	—	2,172	—	—	2,172
Foreign exchange contracts	—	—	—	5,969	—	5,969
Credit contracts	—	—	—	—	1,186	1,186
Total	$83	$—	$1,791	$5,969	$1,186	$9,029

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$(1,040)	$—	$—	$(1,040)
Foreign exchange contracts	—	—	—	(3,014)	—	(3,014)
Total	$—	$—	$(1,040)	$(3,014)	$—	$(4,054)
Core Fixed Income Fund
Interest rate contracts	$44	$(209)	$(372)	$—	$573	$36
Foreign exchange contracts	—	—	—	2,052	—	2,052
Credit contracts	—	—	—	—	2,403	2,403
Total	$44	$(209)	$(372)	$2,052	$2,976	$4,491
U.S. Fixed Income Fund
Interest rate contracts	$—	$5	$68	$—	$237	$310
Foreign exchange contracts	—	—	—	13	—	13
Credit contracts	—	—	—	—	—	—
Total	$—	$5	$68	$13	$237	$323
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$3,769	$—	$(203)	$3,566
Equity contracts	—	—	9,924	—	280	10,204
Foreign exchange contracts	—	—	—	2,745	—	2,745
Commodity contracts	—	—	(2,413)	—	(459)	(2,872)
Total	$—	$—	$11,280	$2,745	$(382)	$13,643
Multi-Asset Income Fund
Interest rate contracts	$—	$399	$—	$—	$—	$399
Equity contracts	—	(78)	—	—	—	(78)
Total	$—	$321	$—	$—	$—	$321
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(86)	$—	$241	$155
Equity contracts	—	70	—	—	(2,043)	(1,973)
Foreign exchange contracts	—	—	—	821	—	821
Commodity contracts	—	(41)	95	—	(859)	(805)
Credit contracts	—	—	—	—	34	34
Total	$—	$29	$9	$821	$(2,627)	$(1,768)
Multi-Asset Capital Stability Fund
Interest rate contracts	$(239)	$—	$(41)	$—	$—	$(280)
Equity contracts	—	—	1,328	—	—	1,328
Foreign exchange contracts	—	—	—	(410)	—	(410)
Credit contracts	—	—	—	—	(274)	(274)
Total	$(239)	$—	$1,287	$(410)	$(274)	$364

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six month period ended March 31, 2013 are summarized as follows:

		Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	3,990,809	$364
Written	6,910,759	348
Expired	(755)	(270)
Closing Buys	(425)	(227)
Balance at end of period	10,900,388	$215

		U.S.Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,490,030	$34
Written	135	55
Expired	(22)	(7)
Closing Buys	(99)	(53)
Balance at end of period	1,490,044	$29

		Multi-Asset Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	3,121	$460
Written	1,045	484
Expired	(384)	(40)
Closing Buys	(3,782)	(904)
Balance at end of period	—	$—

	Multi-Asset Inflation Managed Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,183	$403
Written	460	314
Expired	(1,108)	(104)
Closing Buys	(390)	(502)
Balance at end of period	145	$111

Written Swaptions transactions entered into during the six month period ended March 31, 2013 are summarized as follows:

	Multi-Asset Capital Stability Fund
	Notional Amount ($ Thousands)	Premium ($ Thousands)
Balance at beginning of period	$151,500	$525
Written	—	—
Expired	—	—
Closing Buys	(151,500)	(525)
Balance at end of period	$—	$—

At March 31, 2013 the Funds had cash and/or securities at least equal to the value of written options/written swaptions.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows, and the Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2013 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT MARCH 31, 2013
Accumulation Commodity Strategy Subsidiary, Ltd	April 9, 2012	$170,962	13.6%
Inflation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	107,172	15.8%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	211

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements – SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) serves as each Fund’s Distributor. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

During the six month period ended March 31, 2013, the Distributor voluntarily waived a portion of its fee for all of the Funds except the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds.

For the six month period ended March 31, 2013, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class A	0.3900%	0.35%	0.25%	—	0.89%
Large Cap Value Fund
Class A	0.3500%	0.35%	0.25%	—	0.89%
Class I	0.3500%	0.35%	0.25%	0.25%	1.11%
Large Cap Growth Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class I	0.4000%	0.35%	0.25%	0.25%	1.11%
Tax-Managed Large Cap Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class Y	0.4000%	0.15%	0.15%	—	0.56%
S&P 500 Index Fund
Class A	0.0300%	0.22%	0.25%	—	0.43%
Class E	0.0300%	0.22%	—	—	0.25%
Class I	0.0300%	0.22%	0.25%	0.25%	0.65%
Small Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Small Cap Value Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Small Cap Growth Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Small/Mid Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Mid-Cap Fund
Class A	0.4000%	0.35%	0.25%	—	1.02%
Class I	0.4000%	0.35%	0.25%	0.25%	1.26%
U.S. Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%
Class I	0.6500%	0.35%	0.25%	0.25%	1.25%
Global Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Real Estate Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Enhanced Income Fund
Class A	0.4000%	0.35%	0.25%	—	0.60%
Class I	0.4000%	0.35%	0.25%	0.25%	0.85%
Core Fixed Income Fund
Class A	0.2750%	0.28%	0.25%	—	0.67%
Class I	0.2750%	0.28%	0.25%	0.25%	0.89%
U.S. Fixed Income
Class A	0.2750%	0.28%	0.25%	—	0.66%
High Yield Bond Fund
Class A	0.4875%	0.35%	0.25%	—	0.89%
Class I	0.4875%	0.35%	0.25%	0.25%	1.11%
Real Return
Class A	0.2200%	0.35%	0.25%	—	0.45%
Multi-Strategy Alternative Fund
Class A	1.5000%	0.35%	0.25%	—	0.63%
Multi-Asset Accumulation Fund
Class A	0.7500%	0.35%	0.25%	—	1.17%
Multi-Asset Income Fund
Class A	0.6000%	0.35%	0.25%	—	0.80%
Multi-Asset Inflation Managed Fund
Class A	0.5500%	0.35%	0.25%	—	0.90%
Multi-Asset Capital Stability Fund
Class A	0.4000%	0.35%	0.25%	—	0.62%

As of March 31, 2013 , SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Delaware Investment Fund Advisers
LSV Asset Management
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
Large Cap Value Fund
AJO, L.P.
Lazard Asset Management LLC
LSV Asset Management
Tocqueville Asset Management LP
Large Cap Growth Fund
Brown Advisory LLC
Delaware Investment Fund Advisers
INTECH Investment Management, LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Delaware Investment Fund Advisers
LSV Asset Management
Parametric Portfolio Associates
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.

Investment Sub-Adviser
Small Cap Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Integrity Asset Management, LLC
JP Morgan Investment Management Inc.
Robeco Investment Management, Inc.
Timberline Asset Management LLC
William Blair Company LLC
Small Cap Value Fund
Artisan Partners, Limited Partnership
Fiduciary Management Associates, LLC
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Security Capital Research + Management
William Blair + Company, LLC
Small Cap Growth Fund
Alliance Bornstein, L.P.
AQR Capital Management, LLC
Janus Capital Management, LLC
J.P. Morgan Investment Management Inc.
Timberline Asset Management LLC
Tax-Managed Small/Mid Cap Fund
AllianceBernstein, L.P.
Century Capital Management, LLC
Lee Munder Capital Group LLC
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP
William Blair + Company, LLC

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	213

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

Investment Sub-Adviser
Mid-Cap Fund
JP Morgan Investment Management Inc.
Lee Munder Capital Group LLC
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
AJO, L.P.
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
AJO, L.P.
LSV Asset Management
Parametric Portfolio Associates
Real Estate Fund
Security Capital Research and Management, Inc.
Urdang Capital Management
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Investment Fund Advisers
Guggenheim Partners Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP
Multi-Strategy Alternative Fund
Turner Investment, LP
Multi-Asset Accumulation Fund
AQR Capital Management, LLC
PanAgora Asset Management Inc.
Multi-Asset Income Fund
Guggenheim Partners Investment Management, LLC
Multi-Asset Inflation Managed Fund
AllianceBernstein, L.P.
Multi-Asset Capital Stability Fund
AllianceBernstein, L.P.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2013 were as follows ($ Thousands):

Large Cap Fund	$95
Large Cap Value Fund	12
Large Cap Growth Fund	56
Tax-Managed Large Cap Fund	5
S&P 500 Index Fund	3
Small Cap Fund	8
Small Cap Value Fund	15
Small Cap Growth Fund	5
Tax-Managed Small/Mid Cap Fund	19
Mid-Cap Fund	1
Real Estate Fund	5

$224

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2013 were as follows ($ Thousands):

Large Cap Fund	$156
Large Cap Value Fund	214
Tax-Managed Large Cap Fund	181
Small Cap Value Fund	173
Tax-Managed Small/Mid Cap Fund	84
U.S. Managed Volatility Fund	341
Tax-Managed Managed Volatility Fund	258

$1,407

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2013 , can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2013 , the Trust borrowed funds from the SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
S&P 500 Index Fund	03/05/13	03/06/13	$48,000	$2	0.36%
S&P 500 Index Fund	02/21/13	02/22/13	47,000	—	0.36
Small Cap Value Fund	02/13/13	02/14/13	35,000	1	0.35
High Yield Bond Fund	11/21/12	11/22/13	12,282	—	0.37
High Yield Bond Fund	11/23/12	11/26/13	7,158	—	0.37
High Yield Bond Fund	11/20/12	11/21/13	26,452	—	0.57

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	215

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

7. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2013 (Unaudited) and the years or period ended September 30, 2012

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12
Class A:
Shares Issued	27,605	62,172	4,629	11,183	3,307	7,259	18,851	26,227	1,607	3,283
Shares Issued in Lieu of Cash Distributions	6,919	10,721	738	1,199	176	60	1,084	1,134	94	122
Shares Redeemed	(15,718)	(100,390)	(10,064)	(22,504)	(6,645)	(19,009)	(16,077)	(30,133)	(1,326)	(4,203)
Total Class A Transactions	18,806	(27,497)	(4,697)	(10,122)	(3,162)	(11,690)	3,858	(2,772)	375	(798)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	4,865	41,251 (3)
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	924	754
Shares Redeemed	—	—	—	—	—	—	—	—	(13,598)	(15,513)
Total Class E Transactions	—	—	—	—	—	—	—	—	(7,809)	26,492
Class I:
Shares Issued	—	—	34	95	29	90	29	—	22	58
Shares Issued in Lieu of Cash Distributions	—	—	3	5	—	—	—	—	2	2
Shares Redeemed	—	—	(56)	(175)	(46)	(94)	(34)	—	(61)	(78)
Total Class I Transactions	—	—	(19)	(75)	(17)	(4)	(5)	—	(37)	(18)
Class Y:
Shares Issued	—	—	—	—	—	—	—	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	1	—	—
Shares Redeemed	—	—	—	—	—	—	—	(8)	—	—
Total Class Y Transactions	—	—	—	—	—	—	—	(7)	—	—
Increase (Decrease) in Share Transactions	18,806	(27,497)	(4,716)	(10,197)	(3,179)	(11,694)	3,853	(2,779)	(7,471)	25,676

	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund
	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12
Class A:
Shares Issued	5,981	13,738	1,616	3,211	1,088	2,571	4,359	6,528	1,115	2,223
Shares Issued in Lieu of Cash Distributions	1,176	3,129	156	213	61	—	90	81	14	18
Shares Redeemed	(3,250)	(14,389)	(5,997)	(7,662)	(2,411)	(5,546)	(3,241)	(5,817)	(916)	(2,780)
Total Class A Transactions	3,907	2,478	(4,225)	(4,238)	(1,262)	(2,975)	1,208	792	213	(539)
Class I:
Shares Issued	—	—	30	85	19	56	—	—	15	30
Shares Issued in Lieu of Cash Distributions	—	—	1	2	—	—	—	—	—	—
Shares Redeemed	—	—	(51)	(122)	(34)	(113)	—	—	(13)	(37)
Total Class I Transactions	—	—	(20)	(35)	(15)	(57)	—	—	2	(7)
Increase (Decrease) in Share Transactions	3,907	2,478	(4,245)	(4,273)	(1,277)	(3,032)	1,208	792	215	(546)

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/12 to 09/30/12
Class A:
Shares Issued	10,830	28,302	39,350	55,533	9,849	16,046	3,081	6,828	5,844	10,282
Shares Issued in Lieu of Cash Distributions	908	619	2,476	—	1,577	1,401	154	106	287	455
Shares Redeemed	(7,654)	(22,790)	(14,417)	(22,060)	(5,502)	(6,869)	(2,223)	(6,360)	(4,774)	(11,057)
Total Class A Transactions	4,084	6,131	27,409	33,473	5,924	10,578	1,012	574	1,357	(320)
Class I:
Shares Issued	13	180	11	46	—	—	14	26	39	6
Shares Issued in Lieu of Cash Distributions	1	1	1	—	—	—	—	—	—	—
Shares Redeemed	(15)	(135)	(8)	(15)	—	—	(11)	(23)	(8)	—
Total Class I Transactions	(1)	46	4	31	—	—	3	3	31	6
Increase (Decrease) in Share Transactions	4,083	6,177	27,413	33,504	5,924	10,578	1,015	577	1,388	(314)

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12	10/01/12 to 03/31/13	10/01/11 to 09/30/12
Class A:
Shares Issued	21,491	46,620	19,263	51,929	68,016	167,236	7,037	15,146	8,958	16,164
Shares Issued in Lieu of Cash Distributions	2,205	6,771	2,991	4,181	6,208	13,916	702	583	185	565
Shares Redeemed	(25,351)	(62,860)	(13,018)	(64,094)	(47,544)	(140,594)	(4,651)	(24,391)	(4,692)	(12,406)
Total Class A Transactions	(1,655)	(9,469)	9,236	(7,984)	26,680	40,558	3,088	(8,662)	4,451	4,323
Class I:
Shares Issued	488	347	—	—	87	4,859	—	—	—	—
Shares Issued in Lieu of Cash Distributions	14	37	—	—	16	77	—	—	—	—
Shares Redeemed	(344)	(510)	—	—	(1,813)	(3,156)	—	—	—	—
Total Class I Transactions	158	(126)	—	—	(1,710)	1,780	—	—	—	—
Increase (Decrease) in Share Transactions	(1,497)	(9,595)	9,236	(7,984)	24,970	42,338	3,088	(8,662)	4,451	4,323

	Multi-Asset Accumulation Fund (2)		Multi-Asset Income Fund (2)		Multi-Asset Inflation Managed Fund (2)		Multi-Asset Capital Stability Fund (2)
	10/01/12 to 03/31/13	04/09/12 to 09/30/12	10/01/12 to 03/31/13	04/09/12 to 09/30/12	10/01/12 to 03/31/13	04/09/12 to 09/30/12	10/01/12 to 03/31/13	04/09/12 to 09/30/12
Class A:
Shares Issued	31,534	101,691	9,194	9,035	20,250	57,992	13,748	37,711
Shares Issued in Lieu of Cash Distributions	2,832	298	304	110	270	233	253	1
Shares Redeemed	(9,805)	(10,638)	(2,338)	(981)	(5,066)	(4,715)	(5,086)	(3,393)
Total Class A Transactions	24,561	91,351	7,160	8,164	15,454	53,510	8,915	34,319
Increase in Share Transactions	24,561	91,351	7,160	8,164	15,454	53,510	8,915	34,319

(1)	Includes redemptions as a result of an affiliated transaction (see Note 6).
(2)	Commenced operations on April 9, 2012.
(3)	Includes subscriptions as a result of in-kind transfers of securities (See Note 12).
Amounts designated as “—” are zero or have been rounded to zero.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	217

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2013 , were as follows:

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Large Cap Fund
Purchases	$—	$518,223	$518,223
Sales	—	357,459	357,459
Large Cap Value Fund
Purchases	—	314,364	314,364
Sales	—	418,505	418,505
Large Cap Growth Fund
Purchases	—	447,796	447,796
Sales	—	539,362	539,362
Tax-Managed Large Cap Fund
Purchases	—	520,753	520,753
Sales	—	499,487	499,487
S&P 500 Index Fund
Purchases	—	115,169	115,169
Sales	—	412,856	412,856
Small Cap Fund
Purchases	—	122,489	122,489
Sales	—	93,455	93,455
Small Cap Value Fund
Purchases	—	88,133	88,133
Sales	—	177,869	177,869
Small Cap Growth Fund
Purchases	—	99,421	99,421
Sales	—	130,794	130,794
Tax-Managed Small/Mid Cap Fund
Purchases	—	115,038	115,038
Sales	—	101,631	101,631
Mid-Cap Fund
Purchases	—	37,731	37,731
Sales	—	35,190	35,190
U.S. Managed Volatility Fund
Purchases	—	165,458	165,458
Sales	—	114,456	114,456

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Global Managed Volatility Fund
Purchases	$—	$565,644	$565,644
Sales	—	241,692	241,692
Tax-Managed Managed Volatility
Purchases	—	116,158	116,158
Sales	—	65,950	65,950
Real Estate Fund
Purchases	—	66,948	66,948
Sales	—	54,468	54,468
Enhanced Income Fund
Purchases	67,474	37,611	105,085
Sales	71,659	24,159	95,818
Core Fixed Income Fund
Purchases	2,751,918	359,351	3,111,269
Sales	2,681,499	411,072	3,092,571
U.S Fixed Income Fund
Purchases	1,164,210	173,834	1,338,044
Sales	1,097,677	168,373	1,266,050
High Yield Bond Fund
Purchases	—	614,103	614,103
Sales	—	488,706	488,706
Real Return Fund
Purchases	149,245	—	149,245
Sales	124,172	—	124,172
Multi-Strategy Alternative Fund
Purchases	—	275,773	275,773
Sales	—	230,695	230,695
Multi-Asset Accumulation Fund
Purchases	158,809	152,422	311,231
Sales	61,343	57,904	119,247
Multi-Asset Income Fund
Purchases	—	115,598	115,598
Sales	—	80,205	80,205
Multi-Asset Inflation Managed Fund
Purchases	174,927	131,207	306,134
Sales	82,446	63,691	146,137
Multi-Asset Capital Stability Fund
Purchases	291,762	53,564	345,326
Sales	342,511	58,247	400,758

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2012, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2011. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ended December 31, 2012.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2012 and September 30, 2011 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2012	$35,557	$90,150	$—	$125,707
	2011	55,525	6,999	—	62,524
Large Cap Value Fund	2012	20,539	—	—	20,539
	2011	21,714	—	—	21,714
Large Cap Growth Fund	2012	1,505	—	—	1,505
	2011	6,587	—	—	6,587
Tax-Managed Large Cap Fund	2012	15,527	—	—	15,527
	2011	13,825	—	—	13,825
S&P 500 Index Fund	2012	32,210	—	—	32,210
	2011	30,225	—	—	30,225
Small Cap Fund	2012	9,269	24,667	—	33,936
	2011	18,003	2,754	—	20,757
Small Cap Value Fund	2012	3,845	—	—	3,845
	2011	3,323	—	—	3,323
Small Cap Growth Fund	2012	—	—	—	—
	2011	—	—	—	—
Tax-Managed Small/Mid Cap Fund	2012	1,060	—	—	1,060
	2011	741	—	—	741
Mid-Cap Fund	2012	468	—	—	468
	2011	671	—	—	671
U.S. Managed Volatility Fund	2012	8,988	—	—	8,988
	2011	5,926	—	—	5,926
Global Managed Volatility Fund	2012	—	—	—	—
	2011	—	—	—	—
Tax-Managed Managed Volatility Fund	2012	5,630	11,412	—	17,042
	2011	3,483	—	—	3,483
Real Estate Fund	2012	1,533	—	—	1,533
	2011	2,958	—	—	2,958
Enhanced Income Fund	2012	3,714	—	—	3,714
	2011	3,390	—	—	3,390
Core Fixed Income Fund	2012	84,243	—	—	84,243
	2011	74,340	—	—	74,340
U.S. Fixed Income Fund	2012	43,325	6,695	—	50,020
	2011	50,305	3,680	—	53,985
High Yield Bond Fund	2012	123,816	—	—	123,816
	2011	122,263	—	—	122,263
Real Return Fund	2012	6,814	71	—	6,885
	2011	11,366	42	—	11,408
Multi-Strategy Alternative Fund	2012	5,784	—	—	5,784
	2011	3,346	—	—	3,346
Multi-Asset Accumulation Fund	2012	3,211	—	—	3,211
Multi-Asset Income Fund	2012	1,276	—	—	1,276
Multi-Asset Inflation Managed Fund	2012	588	13	1,875	2,476
Multi-Asset Capital Stability Fund	2012	6	—	—	6

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	219

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

As of fiscal year ended September 30, 2012, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late-Year Loss Deferral ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributions Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$19,306	$59,186	$—	$—	$—	$230,153	$(8)	$308,637
Large Cap Value Fund	4,490	—	(238,417)	—	—	90,017	(35)	(143,945)
Large Cap Growth Fund	1,615	—	(140,636)	—	—	179,719	17	40,715
Tax-Managed Large Cap Fund	4,907	—	(311,840)	(11,778)	—	402,048	(29)	83,308
S&P 500 Index Fund	11,850	—	(6,792)	(1,081)	—	965,233	33	969,243
Small Cap Fund	369	12,453	—	—	—	18,500	(59)	31,263
Small Cap Value Fund	604	—	(48,128)	—	—	(14)	(14)	(47,552)
Small Cap Growth Fund	1	—	(172,229)	—	—	8,351	(171)	(164,048)
Tax-Managed Small/Mid Cap Fund	295	—	(8,838)	—	—	36,812	(51)	28,218
Mid-Cap Fund	119	—	(16,903)	(657)	—	2,873	(2)	(14,570)
U.S. Managed Volatility Fund	3,005	1,897	—	—	—	85,918	—	90,820
Global Managed Volatility Fund	9,136	—	(17,504)	—	—	80,325	(2,057)	69,900
Tax-Managed Managed Volatility Fund	3,771	9,555	—	—	—	69,913	—	83,239
Real Estate Fund	2,229	—	(43,117)	—	—	45,881	728	5,721
Enhanced Income Fund	775	—	(123,817)	(330)	—	(3,168)	—	(126,540)
Core Fixed Income Fund	2,220	—	(26,396)	(3,986)	—	97,365	(18,112)	51,091
U.S. Fixed Income Fund	24,311	3,320	—	—	—	44,567	(8,548)	63,650
High Yield Bond Fund	10,998	—	(137,337)	—	—	54,592	(10,212)	(81,959)
Real Return Fund	6,286	—	—	(180)	—	6,490	(1,960)	10,636
Multi-Strategy Alternative Fund	177	—	(4,659)	(1,959)	—	(4,052)	(99)	(10,592)
Multi-Asset Accumulation Fund	23,960	8,439	—	—	—	13,934	(2,668)	43,665
Multi-Asset Income Fund	840	—	—	—	—	2,053	(353)	2,540
Multi-Asset Inflation Managed Fund	—	—	—	—	—	7,520	36	7,556
Multi-Asset Capital Stability Fund	1,689	597	—	—	(989)	3,829	(961)	4,165

Post October losses represent losses realized on investment transactions from November 1, 2011 through September 30, 2012 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2012 through September 30, 2012 and specified losses realized on investment transactions from October 1, 2011 through September 30, 2012, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$—	$238,417	$—	$—	$—	$238,417
Large Cap Growth Fund	—	140,636	—	—	—	140,636
Tax-Managed Large Cap Fund	—	264,576	47,264	—	—	311,840
S&P 500 Index Fund	—	6,792	—	—	—	6,792
Small Cap Value Fund	—	48,128	—	—	—	48,128
Small Cap Growth Fund	—	172,229	—	—	—	172,229
Tax-Managed Small/Mid Cap Fund	—	8,838	—	—	—	8,838
Mid-Cap Fund	—	14,531	2,372	—	—	16,903
Global Managed Volatility Fund	—	17,504	—	—	—	17,504
Real Estate Fund	—	—	43,117	—	—	43,117
Enhanced Income Fund	26,775	61,656	31,835	3,427	124	123,817
High Yield Bond Fund	3,086	61,490	63,877	3,037	5,847	137,337
Multi-Strategy Alternative Fund	1,945	—	—	—	—	1,945

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Tem Loss	Long-Term Loss	Total*
Core Fixed Income Fund	$—	$26,396	$26,396
Multi-Strategy Alternative Fund	611	2,103	2,714

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2012, the following Funds utilized capital loss carryforward to offset capital gains and/or had expired capital loss carryforwards:

	Utilized Capital Loss Carry/forwards ($ Thousands)	Expired Capital Loss Carry/forwards ($ Thousands)
Large Cap Value Fund	$65,195	$—
Large Cap Growth Fund	179,347	—
Tax-Managed Large Cap Fund	21,437	—
S&P 500 Index Fund	25,516	—
Small Cap Value Fund	32,688	—
Small Cap Growth Fund	21,208	—
Tax-Managed Small/Mid Cap Fund	14,109	—
Mid-Cap Fund	717	—
U.S. Managed Volatility Fund	46,055	—
Global Managed Volatility Fund	26,128	—
Enhanced Income Fund	402	—
High Yield Bond Fund	23,776	—

For Federal income tax purposes, the cost of securities owned at March 31, 2013, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2013 , were as follows:

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Large Cap Fund	$1,537,652	$395,293	$(16,449)	$378,844
Large Cap Value Fund	1,306,685	285,570	(73,436)	212,134
Large Cap Growth Fund	1,262,332	240,276	(20,345)	219,931
Tax-Managed Large Cap Fund	1,620,323	637,090	(2,024)	635,066
S&P 500 Index Fund	1,763,187	1,218,765	(8,700)	1,210,065
Small Cap Fund	332,624	62,155	(6,828)	55,327
Small Cap Value Fund	411,704	64,275	(25,086)	39,189
Small Cap Growth Fund	359,579	50,196	(17,165)	33,031

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Tax-Managed Small/Mid Cap Fund	$325,922	$90,202	$(14,673)	$75,529
Mid-Cap Fund	101,676	14,848	(2,101)	12,747
U.S. Managed Volatility Fund	616,968	154,773	(6,656)	148,117
Global Managed Volatility Fund	1,181,484	181,379	(6,260)	175,119
Tax-Managed Managed Volatility Fund	433,176	117,061	(3,777)	113,284
Real Estate Fund	179,429	67,056	(691)	66,365
Enhanced Income Fund	191,931	1,577	(3,822)	(2,245)
Core Fixed Income Fund	2,310,464	117,572	(35,759)	81,813
U.S. Fixed Income Fund	1,008,190	40,650	(4,388)	36,262
High Yield Bond Fund	1,947,794	124,313	(24,219)	100,094
Real Return Fund	300,833	7,876	(2)	7,874
Multi-Strategy Alternative Fund	371,905	12,362	(8,128)	4,234
Multi-Asset Accumulation Fund	936,086	24,601	(3,429)	21,172
Multi-Asset Income Fund	170,917	6,450	(587)	5,863
Multi-Asset Inflation Managed Fund	744,451	19,097	(8,256)	10,841
Multi-Asset Capital Stability Fund	169,911	1,264	(4,041)	(2,777)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	221

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2013

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

11. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Fund’s Prospectus provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

The market values of the Core Fixed Income, U.S. Fixed Income, High Yield Bond and Multi-Asset Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

12. IN-KIND TRANSFER OF SECURITIES

During the year ended September 30, 2012, the S&P 500 Index Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Shares Issued	Value
09/28/12	1,755,134	$69,836,796

13. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,116.40	0.89%	$4.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,131.10	0.89%	$4.74
Class I Shares	1,000.00	1,130.20	1.11	5.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Class I Shares	1,000.00	1,019.39	1.11	5.60
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,080.60	0.89%	$4.63
Class I Shares	1,000.00	1,079.20	1.11	5.76
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Class I Shares	1,000.00	1,019.39	1.11	5.60

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,117.90	0.89%	$4.71
Class Y Shares	1,000.00	1,119.40	0.56	2.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Class Y Shares	1,000.00	1,022.13	0.56	2.84
S &P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,099.80	0.43%	$2.26
Class E Shares	1,000.00	1,101.00	0.25	1.32
Class I Shares	1,000.00	1,098.70	0.65	3.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.78	0.43%	$2.18
Class E Shares	1,000.00	1,023.67	0.25	1.27
Class I Shares	1,000.00	1,021.68	0.65	3.28
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,143.10	1.14%	$6.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	223

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,160.30	1.14%	$6.15
Class I Shares	1,000.00	1,159.40	1.36	7.33
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75
Class I Shares	1,000.00	1,018.14	1.36	6.85
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,143.10	1.11%	$5.94
Class I Shares	1,000.00	1,117.10	1.36	7.19
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60
Class I Shares	1,000.00	1,018.14	1.36	6.85
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,144.80	1.11%	$5.95
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,153.10	1.02%	$5.49
Class I Shares	1,000.00	1,152.10	1.26	6.79
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.83	1.02%	$5.15
Class I Shares	1,000.00	1,018.62	1.26	6.37
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,130.80	1.00%	$5.32
Class I Shares	1,000.00	1,129.50	1.25	6.65
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.00%	$5.05
Class I Shares	1,000.00	1,018.69	1.25	6.30
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,150.10	1.11%	$5.96
Class I Shares	1,000.00	1,149.10	1.36	7.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60
Class I Shares	1,000.00	1,018.15	1.36	6.84
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,125.30	1.00%	$5.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.00%	$5.05
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,085.70	1.14%	$5.94
Class I Shares	1,000.00	1,084.90	1.36	7.08
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75
Class I Shares	1,000.00	1,018.14	1.36	6.85
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,018.60	0.60%	$3.03
Class I Shares	1,000.00	1,017.30	0.85	4.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.93	0.60%	$3.03
Class I Shares	1,000.00	1,020.69	0.85	4.29

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expense Paid During Period*
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.80	0.67%	$3.37
Class I Shares	1,000.00	1,008.60	0.89	4.46
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.58	0.67%	$3.39
Class I Shares	1,000.00	1,020.49	0.89	4.48
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,003.70	0.66%	$3.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.63	0.66%	$3.34
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,066.80	0.89%	$4.60
Class I Shares	1,000.00	1,065.10	1.10	5.66
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.50
Class I Shares	1,000.00	1,019.45	1.10	5.54
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.90	0.45%	$2.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.68	0.45%	$2.28
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,013.90	0.69%	$3.46
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.49	0.69%	$3.48
Multi-Asset Accumulation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,061.30	1.17%	$6.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.10	1.17%	$5.89
Multi-Asset Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,082.50	1.06%	$5.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.65	1.06%	$5.34
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class A Shares	$1,000.00	$982.10	0.93%	$4.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.29	0.93%	$4.68
Multi-Asset Capital Stability Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.60	0.62%	$3.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.84	0.62%	$3.13

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	225

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the December 4 – 5, 2012 and the March 26 – 27, 2013 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013	227

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/13)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 12.2%
Abercrombie & Fitch, Cl A	38,600	$1,784
Amazon.com, Cl A	11,650	3,105
Apollo Group, Cl A	27,500	478
Autoliv (A)	17,400	1,203
Best Buy (A)	27,400	607
Big Lots	19,300	681
CBS, Cl B	190,440	8,892
Charter Communications, Cl A *	48,830	5,087
Chipotle Mexican Grill, Cl A *	13,240	4,315
Coach	162,552	8,126
Comcast, Cl A	103,800	4,361
Dillard’s, Cl A	56,200	4,414
DIRECTV *	66,400	3,759
Discovery Communications, Cl A *	44,990	3,542
DISH Network, Cl A	38,800	1,470
Ford Motor	333,900	4,391
Fossil, Cl A *	49,102	4,743
GameStop, Cl A (A)	183,700	5,138
Gannett (A)	143,300	3,134
Gap	69,500	2,460
Gildan Activewear, Cl A	29,400	1,174
Harley-Davidson, Cl A	170,354	9,080
Home Depot	101,580	7,088
International Game Technology	76,800	1,267
ITT Educational Services * (A)	—	—
Kohl’s	43,200	1,993
Lear	52,000	2,853
Liberty Media - Interactive, Cl A *	407,850	8,720
Macy’s	110,500	4,623
Mohawk Industries *	300	34
Newell Rubbermaid, Cl B	113,100	2,952
News, Cl B	230,710	7,097
News, Cl A	163,100	4,978
Nike, Cl B	236,301	13,944
Nordstrom	152,169	8,404
priceline.com *	11,250	7,739
PulteGroup *	87,700	1,775
RadioShack (A)	39,200	132
Ralph Lauren, Cl A	33,030	5,592
Sally Beauty Holdings *	115,175	3,384
Signet Jewelers (A)	28,900	1,936
Starbucks	135,109	7,696
Target, Cl A	176,094	12,054
Time Warner	32,500	1,873
Time Warner Cable, Cl A	68,150	6,546
TRW Automotive Holdings *	30,600	1,683
Tupperware Brands	4,200	343
Under Armour, Cl A * (A)	63,860	3,270
Walt Disney	156,260	8,875
Whirlpool	63,200	7,487
Wyndham Worldwide	52,300	3,372

		219,654

Consumer Staples — 9.8%
Altria Group	173,000	5,949
Anheuser-Busch InBev ADR	114,122	11,361

Description	Shares	Market Value ($ Thousands)

Archer-Daniels-Midland	109,200	$3,683
Bunge	19,000	1,403
Coca-Cola	59,800	2,418
Coca-Cola Enterprises	144,900	5,350
ConAgra Foods	83,200	2,979
Constellation Brands, Cl A *	9,200	438
Costco Wholesale	164,300	17,434
CVS Caremark	303,843	16,708
Dr Pepper Snapple Group	26,900	1,263
Energizer Holdings	21,000	2,095
Estee Lauder, Cl A	317,012	20,298
Ingredion	24,200	1,750
Kimberly-Clark	32,600	3,194
Kroger	215,700	7,148
Mead Johnson Nutrition, Cl A	165,196	12,795
PepsiCo	66,900	5,293
Philip Morris International	90,330	8,375
Procter & Gamble	110,800	8,538
Reynolds American	19,900	885
Safeway (A)	181,900	4,793
Smithfield Foods *	61,900	1,639
Tyson Foods, Cl A	283,200	7,029
Walgreen	245,375	11,700
Wal-Mart Stores	56,900	4,258
Whole Foods Market	88,408	7,669

		176,445

Energy — 10.3%
Apache	20,500	1,582
Chevron	210,000	24,952
ConocoPhillips	247,660	14,884
Core Laboratories (A)	46,197	6,371
EOG Resources	91,925	11,773
Exxon Mobil	346,500	31,223
FMC Technologies *	130,293	7,087
Halliburton	38,600	1,560
Helmerich & Payne	49,800	3,023
Hess	52,700	3,774
HollyFrontier	75,800	3,900
Kinder Morgan	279,903	10,827
Marathon Oil	112,800	3,804
Marathon Petroleum	125,800	11,272
Murphy Oil	85,000	5,417
Nabors Industries	54,300	881
National Oilwell Varco, Cl A	32,670	2,311
Newfield Exploration *	23,300	522
Noble Energy	47,350	5,477
Occidental Petroleum	24,400	1,912
Patterson-UTI Energy (A)	53,000	1,263
Phillips 66	153,570	10,745
Schlumberger, Cl A	140,563	10,527
Valero Energy	180,500	8,211
Western Refining (A)	72,700	2,574

		185,872

Financials — 15.7%
ACE	43,200	3,844
Aflac	72,400	3,766
Allied World Assurance Holdings *	25,400	2,355
Allstate	155,700	7,640
American Capital *	170,200	2,484

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

American Capital Agency, Cl A †	8,100	$266
American Financial Group	32,647	1,547
American International Group *	217,080	8,427
American Tower, Cl A †	9,300	715
Ameriprise Financial	94,300	6,945
Annaly Capital Management †	58,200	925
Associated Banc-Corp	20,300	308
Assurant	92,400	4,159
AvalonBay Communities	2,100	266
Axis Capital Holdings	46,000	1,915
Bank of America	833,200	10,148
Bank of New York Mellon	56,700	1,587
BB&T	10,200	320
Berkshire Hathaway, Cl B	26,300	2,740
BlackRock	1,300	334
Boston Properties †	2,400	243
Brandywine Realty Trust †	67,500	1,002
Capital One Financial *	171,010	9,397
CBL & Associates Properties †	35,800	845
CBRE Group, Cl A *	7,500	190
Charles Schwab (A)	597,996	10,579
Chubb	10,900	954
Citigroup	265,000	11,724
CME Group	74,925	4,600
CNA Financial	25,700	840
CommonWealth †	17,600	395
Digital Realty Trust, Cl A † (A)	2,900	194
Discover Financial Services	206,400	9,255
Endurance Specialty Holdings	20,000	956
Equity Residential †	7,800	429
Everest Re Group	48,700	6,324
Fifth Third Bancorp	324,200	5,288
General Growth Properties †	12,600	250
Goldman Sachs Group	65,700	9,668
Hartford Financial Services Group	62,400	1,610
HCP †	10,800	538
Health Care †	6,200	421
Hospitality Properties Trust †	29,600	812
Host Hotels & Resorts †	11,300	198
Huntington Bancshares *	823,600	6,087
IntercontinentalExchange * (A)	43,150	7,036
Jones Lang LaSalle	1,100	109
JPMorgan Chase	692,370	32,860
Keycorp *	813,300	8,101
Kimco Realty †	6,400	143
Lincoln National	193,300	6,304
Loews	19,000	837
Macerich †	2,200	142
MetLife	42,000	1,597
MFA Financial †	94,700	883
Morgan Stanley	34,500	758
Northern Trust *	63,580	3,469
PartnerRe	67,500	6,285
PNC Financial Services Group	79,100	5,260
Popular *	32,970	910
Progressive (A)	308,725	7,802
ProLogis †	11,000	440
Protective Life	41,600	1,489
Prudential Financial	35,400	2,088

Description	Shares	Market Value ($ Thousands)

Public Storage †	2,400	$366
Regions Financial *	532,000	4,357
Reinsurance Group of America, Cl A	56,100	3,348
RenaissanceRe Holdings	21,200	1,950
Senior Housing Properties Trust †	28,600	767
Simon Property Group †	7,200	1,142
SL Green Realty †	2,100	181
SLM	73,200	1,499
State Street	23,700	1,400
Torchmark, Cl A (A)	23,250	1,390
Travelers	105,000	8,840
Unum Group (A)	165,900	4,687
US Bancorp	120,900	4,102
Validus Holdings	45,100	1,685
Ventas †	4,251	311
Vornado Realty Trust †	3,100	259
Wells Fargo *	439,200	16,246
Weyerhaeuser †	8,900	279

		282,812

Health Care — 13.6%
Abbott Laboratories	81,600	2,882
AbbVie	15,200	620
Aetna, Cl A (A)	87,700	4,483
Alexion Pharmaceuticals *	38,570	3,554
Allergan	120,700	13,474
AmerisourceBergen	62,100	3,195
Amgen, Cl A	165,613	16,977
Baxter International	18,600	1,351
Biogen Idec *	55,510	10,708
Cardinal Health	110,700	4,607
Celgene, Cl A *	118,467	13,732
Charles River Laboratories International *	4,000	177
Cigna	50,000	3,119
Community Health Systems	32,100	1,521
Covance *	65,133	4,841
Covidien	65,760	4,461
DaVita HealthCare Partners *	47,703	5,657
Eli Lilly	65,800	3,737
Endo Pharmaceuticals Holdings *	18,600	572
Express Scripts Holding *	299,615	17,273
Gilead Sciences *	93,951	4,597
HCA Holdings	66,300	2,694
Hill-Rom Holdings	4,700	166
Humana	77,700	5,370
Idexx Laboratories * (A)	49,559	4,579
Intuitive Surgical *	13,449	6,606
Johnson & Johnson (A)	178,991	14,593
McKesson	39,100	4,221
Medtronic	28,700	1,348
Merck	277,200	12,260
Mondelez International, Cl A	327,498	10,025
Novo Nordisk ADR (A)	35,300	5,701
Omnicare	44,800	1,824
Perrigo	36,350	4,316
Pfizer	1,041,000	30,043
St. Jude Medical (A)	49,900	2,018
Thermo Fisher Scientific	400	30

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

United Therapeutics *	67,700	$4,121
UnitedHealth Group	20,100	1,150
Warner Chilcott, Cl A	290,100	3,931
WellPoint	92,000	6,093
Zimmer Holdings	36,300	2,730

		245,357

Industrials — 8.8%
Aecom Technology *	14,300	469
AGCO	82,400	4,295
Alaska Air Group *	58,800	3,761
Alliant Techsystems	10,049	728
Avery Dennison	8,400	362
Canadian Pacific Railway	58,300	7,607
Caterpillar, Cl A	56,025	4,872
Copa Holdings, Cl A	10,500	1,256
Cummins	52,160	6,041
Danaher, Cl A	109,761	6,822
Deere	31,400	2,700
Delta Air Lines, Cl A *	291,500	4,813
Engility Holdings *	4,883	117
Exelis	23,300	254
FedEx	9,600	943
Fluor	142,552	9,456
General Cable *	8,200	301
General Dynamics	25,900	1,826
General Electric	297,200	6,871
Ingersoll-Rand	6,900	379
Kansas City Southern	54,250	6,016
KBR	50,200	1,610
L-3 Communications Holdings	108,900	8,812
Lockheed Martin	41,300	3,986
Norfolk Southern	22,600	1,742
Northrop Grumman	129,500	9,085
Oshkosh Truck *	37,000	1,572
Pall	130,940	8,952
Parker Hannifin, Cl A	15,700	1,438
Pentair	143,290	7,558
Precision Castparts	24,423	4,631
Raytheon	107,700	6,332
Roper Industries	49,559	6,309
RR Donnelley & Sons (A)	78,200	942
Southwest Airlines, Cl A	102,100	1,376
Stericycle, Cl A *	60,664	6,441
Textron	41,400	1,234
Timken	43,100	2,439
Union Pacific	73,290	10,437
United Continental Holdings * (A)	38,400	1,229
URS	36,800	1,745
US Airways Group * (A)	63,900	1,084
Waste Management	29,000	1,137

		159,980

Information Technology — 18.4%
Accenture, Cl A	117,128	8,898
Adobe Systems *	456,906	19,880
Altera	154,520	5,481
Amdocs	93,700	3,397
Amphenol, Cl A	81,662	6,096
Analog Devices	87,710	4,078
Ansys *	54,231	4,416
Apple	60,968	26,986

Description	Shares	Market Value ($ Thousands)

Applied Materials	302,040	$4,071
Arrow Electronics, Cl A *	7,000	284
Avnet *	34,800	1,260
BMC Software	166,900	7,733
Brocade Communications Systems *	101,800	587
CA	50,700	1,276
Cisco Systems	544,200	11,379
Citrix Systems *	55,807	4,027
Cognizant Technology Solutions, Cl A ADR *	74,354	5,696
Computer Sciences	32,500	1,600
Comverse Technology *	5	—
CoreLogic *	58,900	1,523
Corning, Cl B	133,400	1,778
Dell	107,300	1,538
EMC *	342,147	8,174
Facebook, Cl A *	107,950	2,761
Fidelity National Information Services, Cl B	52,400	2,076
First Solar * (A)	35,500	957
Fiserv, Cl A *	16,900	1,485
Genpact	241,705	4,397
Google, Cl A *	22,876	18,164
Harris	37,800	1,752
Hewlett-Packard *	93,000	2,217
IAC	6,100	273
Ingram Micro, Cl A *	78,800	1,551
Intel	171,500	3,747
International Business Machines	46,697	9,961
Intuit	129,875	8,526
Lender Processing Services	65,400	1,665
Marvell Technology Group	52,200	552
Mastercard, Cl A	51,729	27,992
Microsoft	171,700	4,912
Motorola Solutions	19,600	1,255
National Instruments	123,446	4,043
NetApp *	154,307	5,271
Oracle, Cl B	275,984	8,925
Qualcomm *	417,545	27,955
SAIC (A)	186,800	2,531
Salesforce.com *	24,809	4,437
Seagate Technology (A)	90,600	3,312
Symantec, Cl A *	191,100	4,716
TE Connectivity	37,400	1,568
Tech Data *	29,300	1,336
Teradata *	103,575	6,060
Texas Instruments	150,140	5,327
Total System Services	8,600	213
VeriFone Holdings *	82,350	1,703
Verint Systems *	7	—
VeriSign * (A)	106,275	5,025
Visa, Cl A	87,025	14,780
Western Digital	119,300	5,999
Xerox	422,300	3,632
Yahoo! *	27,200	640

		331,874

Materials — 3.6%
Agrium (A)	30,000	2,925
Alpha Natural Resources * (A)	275,600	2,263

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Ashland (A)	11,100	$825
Axiall	3,598	224
Cabot	27,000	923
CF Industries Holdings	35,300	6,720
Domtar	16,800	1,304
Dow Chemical, Cl A	233,810	7,444
Eastman Chemical	23,100	1,614
Ecolab	68,029	5,455
Freeport-McMoRan Copper & Gold, Cl B	62,100	2,056
Huntsman	95,400	1,773
International Paper	39,000	1,817
Louisiana-Pacific *	55,900	1,207
LyondellBasell Industries, Cl A	124,200	7,861
Monsanto	73,210	7,733
Newmont Mining	6,900	289
Reliance Steel & Aluminum	11,000	783
Rock Tenn, Cl A	10,500	974
Sherwin-Williams, Cl A	21,800	3,682
Steel Dynamics (A)	64,100	1,017
Syngenta ADR	64,125	5,370
Westlake Chemical (A)	10,200	954

		65,213

Telecommunication Services — 2.0%
AT&T	273,200	10,024
Crown Castle International *	272,847	19,001
SBA Communications, Cl A *	36,170	2,605
Sprint Nextel *	189,200	1,175
Verizon Communications	56,400	2,772

		35,577

Utilities — 1.9%
AES	210,500	2,646
Ameren	120,000	4,202
American Electric Power	171,400	8,335
DTE Energy	20,100	1,374
Duke Energy	10,600	770
Edison International	120,400	6,059
Entergy	53,500	3,383
Exelon	32,000	1,103
NV Energy	108,300	2,169
Public Service Enterprise Group	127,300	4,372

		34,413

Total Common Stock (Cost $1,358,672) ($ Thousands)		1,737,197

WARRANTS — 0.0%
Kinder Morgan Expires 2017	98,496	506

Total Warrants (Cost $188) ($Thousands)		506

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P., 0.120% * * † † (B)	73,761,768	$73,762

Total Affiliated Partnership (Cost $73,762) ($ Thousands)		73,762

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENTS — 5.6%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010% * *	874,102	$874
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% * * † †	100,824,286	100,824

Total Cash Equivalents (Cost $101,698) ($ Thousands)		101,698

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.081%, 06/27/13	$3,333	3,333

Total U.S. Treasury Obligations (Cost $3,332) ($ Thousands)		3,333

Total Investments — 106.2% (Cost $1,537,652) ($ Thousands)		$1,916,496

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	188	Jun-2013	$323
S&P Mid 400 Index E-MINI	16	Jun-2013	67

			$390

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,804,724 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $72,640 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2013 was $73,762 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,737,197	$—	$—	$1,737,197
Warrant	506	—	—	506
Affiliated Partnership	—	73,762	—	73,762
Cash Equivalents	101,698	—	—	101,698
U.S. Treasury Obligations	—	3,333	—	3,333

Total Investments in Securities	$1,839,401	$77,095	$—	$1,916,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$390	$—	$—	$390

Total Other Financial Instruments	$390	$—	$—	$390

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 7.5%
Aeropostale * (A)	274,200	$3,729
Ascena Retail Group *	195,900	3,634
Autoliv (A)	33,900	2,344
Autozone *	6,525	2,589
Best Buy (A)	29,200	647
Comcast, Cl A	164,000	6,791
Delphi Automotive	77,970	3,462
Dillard’s, Cl A	57,200	4,493
DIRECTV *	65,000	3,680
Ford Motor	387,900	5,101
GameStop, Cl A (A)	176,100	4,925
Gannett (A)	108,900	2,382
Gap	136,300	4,825
General Motors *	128,200	3,566
Gildan Activewear, Cl A	47,500	1,896
Hasbro (A)	52,000	2,285
Kohl’s	66,600	3,072
Lear	89,000	4,883
Macy’s	267,400	11,188
Newell Rubbermaid, Cl B	85,000	2,219
News, Cl A	70,000	2,136
RadioShack (A)	71,700	241
Staples (A)	300,605	4,037
Target, Cl A	44,800	3,067
Time Warner	29,700	1,711
Viacom, Cl B	105,100	6,471
Whirlpool	75,700	8,967
Wyndham Worldwide	29,400	1,896

		106,237

Consumer Staples — 7.4%
Altria Group	190,700	6,558
Archer-Daniels-Midland	65,300	2,203
Campbell Soup (A)	114,470	5,192
Coca-Cola Enterprises	159,500	5,889
Colgate-Palmolive	47,190	5,570
CVS Caremark	176,900	9,728
Dr Pepper Snapple Group	44,700	2,099
Energizer Holdings	26,800	2,673
Ingredion	58,800	4,252
Kroger	293,700	9,733
Molson Coors Brewing, Cl B	85,500	4,183
PepsiCo	158,910	12,571
Procter & Gamble	62,000	4,778
Safeway (A)	255,400	6,730
Smithfield Foods *	80,300	2,126
SUPERVALU (A)	111,437	562
SYSCO, Cl A (A)	108,200	3,805
Tyson Foods, Cl A	182,900	4,540
Walgreen	58,800	2,803
Wal-Mart Stores	112,050	8,385

		104,380

Energy — 15.2%
Anadarko Petroleum, Cl A	24,900	2,178
Apache	102,125	7,880
Baker Hughes	117,225	5,440
Chevron	319,600	37,975
ConocoPhillips	258,400	15,530
Consol Energy	58,100	1,955

Description	Shares	Market Value ($ Thousands)

EOG Resources	15,400	$1,972
EQT	33,900	2,297
Exxon Mobil	553,295	49,857
Halliburton	126,900	5,128
Helmerich & Payne	34,400	2,088
Hess	41,900	3,001
HollyFrontier	102,400	5,269
Marathon Oil	169,700	5,722
Marathon Petroleum	170,700	15,295
Murphy Oil	190,510	12,141
Nabors Industries	98,000	1,590
National Oilwell Varco, Cl A	55,300	3,913
Noble Energy	25,800	2,984
Occidental Petroleum	83,900	6,575
Patterson-UTI Energy (A)	75,100	1,790
Phillips 66	55,800	3,904
Schlumberger, Cl A	65,915	4,936
Tesoro	46,800	2,740
Valero Energy	231,800	10,545
Western Refining (A)	101,000	3,576

		216,281

Financials — 24.1%
ACE	22,600	2,011
Aflac	190,555	9,913
Allied World Assurance Holdings *	21,100	1,956
Allstate	216,200	10,609
American Express	129,500	8,736
Ameriprise Financial	129,700	9,552
Assurant	84,600	3,808
AvalonBay Communities	14,700	1,862
Axis Capital Holdings	68,400	2,847
Bank of America	1,053,700	12,834
Bank of New York Mellon	80,300	2,248
Capital One Financial *	114,200	6,275
CBL & Associates Properties †	83,500	1,971
CBOE Holdings	34,100	1,260
CBRE Group, Cl A *	270,185	6,822
Chubb	24,000	2,101
Citigroup	567,960	25,127
Discover Financial Services	220,000	9,865
Endurance Specialty Holdings	39,000	1,864
Everest Re Group	98,485	12,789
Fidelity National Financial, Cl A	201,421	5,082
Fifth Third Bancorp (A)	688,800	11,234
Goldman Sachs Group	85,000	12,508
Hartford Financial Services Group (A)	172,700	4,456
Hospitality Properties Trust †	58,400	1,603
Huntington Bancshares *	1,025,300	7,577
IntercontinentalExchange * (A)	12,600	2,055
Invesco	93,800	2,716
JPMorgan Chase	730,900	34,688
KeyCorp *	751,100	7,481
Lazard, Cl A	140,849	4,807
Lincoln National	155,900	5,084
McGraw-Hill	80,895	4,213
MetLife	287,000	10,912
MSCI, Cl A *	111,860	3,795
PartnerRe	23,100	2,151
PNC Financial Services Group	119,700	7,960

1	SEI Institutional Managed Trust / Quarterly Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Protective Life (A)	88,700	$3,175
Prudential Financial	83,400	4,920
Regions Financial *	846,800	6,935
RenaissanceRe Holdings	39,000	3,587
State Street	46,200	2,730
Travelers	112,400	9,463
Unum Group (A)	79,300	2,240
US Bancorp	163,500	5,548
Wells Fargo *	814,300	30,121
Weyerhaeuser †	208,300	6,536
Willis Group Holdings (A)	81,500	3,218

		341,245

Health Care — 12.8%
Abbott Laboratories	28,700	1,014
AbbVie	28,700	1,170
Aetna, Cl A (A)	186,100	9,513
AmerisourceBergen	92,800	4,775
Amgen, Cl A	135,000	13,839
Baxter International	63,600	4,620
Biogen Idec *	19,600	3,781
Cardinal Health	160,400	6,676
CareFusion *	105,500	3,691
Cigna	68,200	4,254
Covidien	39,800	2,700
Endo Pharmaceuticals Holdings *	33,500	1,030
Forest Laboratories, Cl A *	139,530	5,308
Hologic * (A)	170,080	3,844
Humana	102,800	7,104
Johnson & Johnson (A)	198,195	16,159
McKesson	75,800	8,183
Merck	286,600	12,676
Pfizer	1,420,200	40,987
St. Jude Medical (A)	122,005	4,934
United Therapeutics *	101,100	6,154
UnitedHealth Group	64,600	3,696
Warner Chilcott, Cl A	145,600	1,973
WellPoint	104,500	6,921
Zimmer Holdings (A)	92,700	6,973

		181,975

Industrials — 10.3%
AGCO	87,500	4,560
Alaska Air Group *	56,800	3,633
Boeing	25,000	2,146
Caterpillar, Cl A	65,100	5,662
Deere	43,000	3,697
Delta Air Lines, Cl A *	216,100	3,568
Diana Shipping * (A)	127,800	1,362
Dover	40,300	2,937
Emerson Electric	85,750	4,791
Engility Holdings *	9,516	228
Fluor	30,100	1,997
General Dynamics	24,800	1,749
General Electric	750,875	17,360
GrafTech International * (A)	504,810	3,877
Honeywell International	38,700	2,916
Illinois Tool Works	62,150	3,787
Ingersoll-Rand	146,240	8,045
ITT	175,265	4,983
Joy Global	39,900	2,375
KBR	30,400	975

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings	116,800	$9,452
Lockheed Martin	80,600	7,780
Norfolk Southern	23,800	1,835
Northrop Grumman (A)	214,130	15,021
Oshkosh Truck *	120,200	5,107
Parker Hannifin, Cl A	19,400	1,777
Raytheon	114,600	6,737
Rockwell Collins (A)	78,980	4,985
RR Donnelley & Sons (A)	144,100	1,736
SPX	27,600	2,179
Teleflex	55,090	4,656
Union Pacific	31,300	4,457

		146,370

Information Technology — 9.4%
Amdocs	107,200	3,886
Apple	5,151	2,280
Automatic Data Processing	75,230	4,891
Avnet *	49,000	1,774
BMC Software	63,700	2,951
CA	69,300	1,744
Check Point Software Technologies * (A)	111,200	5,225
Cisco Systems	1,107,100	23,150
Computer Sciences	53,700	2,643
Corning, Cl B	175,400	2,338
Dell	174,300	2,498
EMC *	149,800	3,579
First Solar * (A)	60,400	1,628
Harris	35,200	1,631
Hewlett-Packard *	126,400	3,013
Ingram Micro, Cl A *	72,300	1,423
Intel	257,800	5,633
International Business Machines	11,800	2,517
LSI Logic *	825,590	5,598
Mastercard, Cl A	4,575	2,476
Microsoft	413,860	11,841
Oracle, Cl B	134,800	4,360
Riverbed Technology * (A)	247,300	3,687
SAIC (A)	219,700	2,977
Seagate Technology (A)	122,200	4,468
Symantec, Cl A *	260,000	6,417
TE Connectivity	46,300	1,941
Tech Data *	33,500	1,528
Total System Services	101,120	2,506
VeriFone Holdings *	210,100	4,345
Vishay Intertechnology * (A)	103,400	1,407
Western Digital	90,200	4,535
Xerox	222,600	1,914

		132,804

Materials — 5.0%
Agrium (A)	39,200	3,822
CF Industries Holdings	34,400	6,549
Crown Holdings *	82,200	3,420
Domtar	36,100	2,802
E.I. Du Pont de Nemours	154,870	7,613
Eastman Chemical	70,100	4,898
Freeport-McMoRan Copper & Gold, Cl B	116,000	3,840
Huntsman	135,000	2,509
International Paper	56,200	2,618

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Louisiana-Pacific *	94,200	$2,035
LyondellBasell Industries, Cl A	56,900	3,601
Newmont Mining	156,340	6,549
Owens-Illinois *	304,990	8,128
Potash Corp of Saskatchewan	41,700	1,637
Sealed Air	227,906	5,495
WR Grace *	62,040	4,809

		70,325

Telecommunication Services — 1.5%
AT&T	437,800	16,063
Sprint Nextel *	312,700	1,942
Verizon Communications	69,300	3,406

		21,411

Utilities — 3.0%
AES	338,000	4,249
Ameren	190,700	6,678
American Electric Power	164,800	8,014
Duke Energy	22,700	1,648
Edison International	122,800	6,179
Entergy	24,300	1,537
NV Energy	262,500	5,258
Pinnacle West Capital	35,400	2,049
Public Service Enterprise Group	160,100	5,498
Westar Energy	59,500	1,974

		43,084

Total Common Stock (Cost $1,152,322) ($ Thousands)		1,364,112

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Shares (A)	41,820	6,459

Total Exchange Traded Fund (Cost $6,116) ($ Thousands)		6,459

AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P. 0.120% * * † † (B)	97,048,940	97,049

Total Affiliated Partnership (Cost $97,049) ($ Thousands)		97,049

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% * * † †	49,725,905	49,726

Total Cash Equivalent (Cost $49,726) ($ Thousands)		49,726

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.130%, 07/25/13	$129	129
0.082%, 06/27/13	1,344	1,344

Total U.S. Treasury Obligations (Cost $1,472) ($ Thousands)		1,473

Total Investments — 107.1% (Cost $1,306,685) ($ Thousands)		$1,518,819

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	3	Jun-2013	$1
S&P 500 Index EMINI	30	Jun-2013	21

			$22

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,417,631 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $95,086 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of March 31, 2012 was $97,049 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depository Receipts

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,364,112	$—	$—	$1,364,112
Exchange Traded Fund	6,459	—	—	6,459
Affiliated Partnership	—	97,049	—	97,049
Cash Equivalent	49,726	—	—	49,726
U.S. Treasury Obligations	—	1,473	—	1,473

Total Investments in Securities	$1,420,297	$98,522	$—	$1,518,819

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$22	$—	$—	$22

Total Other Financial Instruments	$22	$—	$—	$22

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0% ‡

Consumer Discretionary — 14.5%
Amazon.com, Cl A	2,200	$586
AMC Networks, Cl A *	7,100	449
American Eagle Outfitters *	8,200	153
Cablevision Systems, Cl A	6,500	97
Charter Communications, Cl A *	14,500	1,511
Chico’s FAS (A)	74,600	1,253
Cinemark Holdings	5,400	159
Comcast, Cl A	333,600	14,014
Delphi Automotive	13,800	613
Discovery Communications, Cl A *	104,900	8,260
DISH Network, Cl A	43,900	1,664
Dollar General *	17,300	875
DR Horton	11,500	280
DSW, Cl A	10,100	645
Expedia	15,300	918
Foot Locker, Cl A	5,700	195
Fossil, Cl A * (A)	102,236	9,876
Gap	182,500	6,461
Goodyear Tire & Rubber *	42,400	534
H&R Block	74,600	2,195
Hanesbrands *	26,900	1,226
Home Depot	257,900	17,996
Jarden *	18,000	771
Lamar Advertising, Cl A *	20,600	1,001
Liberty Global, Cl A *	106,900	7,846
Liberty Media *	4,200	469
Liberty Media - Interactive, Cl A *	844,710	18,060
Liberty Ventures, Ser A *	1,200	91
LKQ *	182,500	3,971
Lowe’s	35,200	1,335
Marriott International, Cl A (A)	2,000	84
Mattel	12,600	552
Morningstar, Cl A	1,400	98
News, Cl A	193,600	5,909
Nike, Cl B	158,875	9,375
NVR *	2,600	2,808
Polaris Industries	1,100	102
priceline.com *	22,275	15,324
Ross Stores	14,400	873
Sally Beauty Holdings *	228,025	6,699
Scripps Networks Interactive, Cl A	22,800	1,467
Snap-on	4,800	397
Starbucks	280,813	15,995
Starz - Liberty Capital *	3,200	71
Target, Cl A	9,800	671
Time Warner Cable, Cl A	128,500	12,344
TJX	56,500	2,641
Under Armour, Cl A *	20,300	1,039
Urban Outfitters *	54,100	2,096
Virgin Media (A)	150,700	7,380
Walt Disney	167,700	9,525
Williams-Sonoma	17,700	912
Wyndham Worldwide	4,000	258

		200,124

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 7.3%
Altria Group	220,197	$7,573
Brown-Forman, Cl B	39,400	2,813
Coca-Cola Enterprises	3,000	111
Colgate-Palmolive	5,200	614
Costco Wholesale	131,058	13,907
Dr Pepper Snapple Group	47,700	2,239
Estee Lauder, Cl A	228,809	14,651
HJ Heinz	2,400	173
Ingredion	3,000	217
Kellogg	3,600	232
Kimberly-Clark	58,600	5,741
Kraft Foods	8,400	433
McCormick	76,000	5,590
Mead Johnson Nutrition, Cl A	181,698	14,072
Philip Morris International	123,697	11,468
Walgreen	413,450	19,713
Wal-Mart Stores	22,800	1,706

		101,253

Energy — 7.2%
Atwood Oceanics, Cl A *	6,300	331
Cabot Oil & Gas	69,100	4,672
Core Laboratories (A)	95,778	13,210
Dresser-Rand Group *	3,700	228
EOG Resources	184,925	23,683
FMC Technologies * (A)	270,129	14,692
Halliburton	32,200	1,301
Kinder Morgan	554,269	21,439
Pioneer Natural Resources	3,100	385
Schlumberger, Cl A	180,025	13,482
Southwestern Energy, Cl A * (A)	40,600	1,513
Williams	113,500	4,252

		99,188

Financials — 6.3%
Affiliated Managers Group	7,000	1,075
American Tower, Cl A †	46,900	3,608
Aon	1,900	117
Arch Capital Group * (A)	6,200	326
BlackRock	7,000	1,798
CBOE Holdings	6,200	229
Charles Schwab (A)	903,026	15,975
CME Group	148,575	9,121
Eaton Vance	47,500	1,987
Extra Space Storage †	43,000	1,689
Federal Realty Investment Trust †	10,500	1,134
Franklin Resources	2,900	437
HCP †	16,200	808
IntercontinentalExchange * (A)	85,225	13,898
Lazard, Cl A	20,200	690
McGraw-Hill	87,600	4,562
Moody’s	41,000	2,186
Plum Creek Timber †	35,600	1,858
Progressive (A)	612,836	15,486
Rayonier † (A)	49,100	2,930
Regency Centers †	10,500	556
Simon Property Group †	6,100	967
Tanger Factory Outlet Centers †	3,800	137
Travelers	17,300	1,457

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Validus Holdings	2,900	$108
Waddell & Reed Financial, Cl A	12,000	525
Weyerhaeuser †	106,100	3,329

		86,993

Health Care — 15.6%
Abbott Laboratories	117,300	4,143
AbbVie	126,200	5,147
Actavis *	69,400	6,392
Alexion Pharmaceuticals *	26,100	2,405
Allergan	190,775	21,296
Amgen, Cl A	154,300	15,817
Ariad Pharmaceuticals *	109,900	1,988
Baxter International	92,500	6,719
Biogen Idec *	35,400	6,829
Celgene, Cl A *	158,400	18,360
Charles River Laboratories International *	10,100	447
Covance * (A)	135,374	10,061
DaVita HealthCare Partners *	141,946	16,833
Edwards Lifesciences, Cl A *	56,300	4,626
Eli Lilly	95,900	5,446
Express Scripts Holding *	313,507	18,074
Gilead Sciences *	44,000	2,153
HCA Holdings	13,100	532
Idexx Laboratories * (A)	103,005	9,517
Illumina * (A)	26,500	1,431
Intuitive Surgical *	27,953	13,730
Medivation *	37,600	1,759
Medtronic	23,000	1,080
Mettler Toledo International *	4,700	1,002
Mylan Laboratories *	176,400	5,105
Novo Nordisk ADR	69,907	11,290
Perrigo	71,800	8,525
Regeneron Pharmaceuticals * (A)	51,500	9,085
ResMed (A)	79,500	3,686
Sirona Dental Systems, Cl A *	3,500	258
United Therapeutics *	29,100	1,771

		215,507

Industrials — 6.4%
C.H. Robinson Worldwide	1,900	113
Caterpillar, Cl A	66,450	5,779
Chicago Bridge & Iron	2,800	174
Colfax *	2,200	102
Copa Holdings, Cl A	3,900	466
Copart *	19,500	669
Danaher, Cl A (A)	227,561	14,143
Deere	17,500	1,505
Eaton	7,400	453
Equifax	8,200	472
Flowserve	17,400	2,918
Fluor	260,638	17,288
Fortune Brands Home & Security *	16,700	625
IHS, Cl A *	12,900	1,351
Ingersoll-Rand	80,800	4,445
Kansas City Southern	1,300	144
Lennox International	9,400	597
Manitowoc	9,400	193

Description	Shares	Market Value ($ Thousands)

Masco	186,400	$3,775
Pall	2,500	171
Roper Industries	105,751	13,463
Stericycle, Cl A * (A)	126,266	13,407
Stratasys * (A)	8,000	594
TransDigm Group	31,300	4,786
Union Pacific	1,500	214
Valmont Industries	8,100	1,274

		89,121

Information Technology — 31.2%
Accenture, Cl A	167,369	12,715
Adobe Systems *	470,975	20,492
Alliance Data Systems * (A)	32,500	5,262
Amphenol, Cl A	169,304	12,639
Ansys *	112,434	9,154
AOL	9,900	381
Apple	157,044	69,512
BMC Software	330,450	15,310
Cadence Design Systems * (A)	169,900	2,367
Citrix Systems *	115,702	8,349
Cognizant Technology Solutions, Cl A ADR *	154,524	11,838
Concur Technologies * (A)	5,400	371
eBay *	100,000	5,422
Facebook, Cl A *	28,300	724
FleetCor Technologies *	12,900	989
Gartner *	8,400	457
Genpact	518,164	9,425
Google, Cl A *	52,875	41,984
Harris	23,200	1,075
International Business Machines	12,574	2,682
Intuit	258,275	16,956
IPG Photonics (A)	4,800	319
Jack Henry & Associates	12,000	554
Lender Processing Services	5,200	132
LinkedIn, Cl A *	600	106
Mastercard, Cl A	68,266	36,941
Microsoft	66,658	1,907
National Instruments	258,362	8,461
NetApp *	319,913	10,928
NetSuite * (A)	9,900	793
NeuStar, Cl A *	24,400	1,135
Oracle, Cl B	67,200	2,173
Paychex (A)	10,400	365
Qualcomm *	574,560	38,467
Rackspace Hosting * (A)	74,600	3,766
Salesforce.com * (A)	51,563	9,221
Solera Holdings	9,700	566
Teradata *	205,075	11,999
VeriFone Holdings *	161,175	3,333
VeriSign * (A)	223,475	10,566
Visa, Cl A	241,275	40,978

		430,814

Materials — 4.1%
Allied Nevada Gold	74,300	1,223
CF Industries Holdings	4,600	876
Eastman Chemical	35,200	2,459
Ecolab	141,397	11,337

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

FMC	2,100	$120
LyondellBasell Industries, Cl A	12,700	804
Monsanto	38,000	4,014
NewMarket	5,400	1,406
Packaging Corp of America	45,900	2,060
PPG Industries	20,200	2,705
Royal Gold, Cl A	44,200	3,139
Sherwin-Williams, Cl A	58,000	9,796
Southern Copper (A)	58,900	2,213
Syngenta ADR	126,446	10,590
Valspar	50,900	3,168
Westlake Chemical	1,100	103

		56,013

Telecommunication Services — 3.2%
Crown Castle International *	487,925	33,979
SBA Communications, Cl A * (A)	76,800	5,531
Verizon Communications	84,500	4,153

		43,663

Utilities — 0.2%
ITC Holdings	2,700	241
Oneok	57,200	2,727

		2,968

Total Common Stock (Cost $1,106,320) ($ Thousands)		1,325,644

WARRANTS — 0.1%
Kinder Morgan Expires 2017	187,705	965

Total Warrants (Cost $358) ($Thousands)		965

AFFILIATED PARTNERSHIP — 7.2% SEI Liquidity Fund, L.P. 0.120% * * † † (B)	99,291,832	99,292

Total Affiliated Partnership (Cost $99,292) ($ Thousands)		99,292

CASH EQUIVALENTS — 4.0%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010% * *	2,039,720	2,040
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% * * † †	52,613,205	52,613

Total Cash Equivalents (Cost $54,653) ($ Thousands)		54,653

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.078%, 06/27/13	$1,709	1,709

Total U.S. Treasury Obligations (Cost $1,709) ($ Thousands)		1,709

Total Investments — 107.4% (Cost $1,262,332) ($ Thousands)		$1,482,263

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts (Long)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	9	Jun-2013	$6
S&P 500 Index EMINI	399	Jun-2013	740

			$746

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,380,218 ($Thousands).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2012 The total market value of securities on loan at March 31, 2013 was $97,828 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2013 was $99,292 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard and Poor’s

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,325,644	$—	$—	$1,325,644
Warrant	965	—	—	965
Affiliated Partnership	—	99,292	—	99,292
Cash Equivalents	54,653	—	—	54,653
U.S. Treasury Obligations	—	1,709	—	1,709

Total Investments in Securities	$1,381,262	$101,001	$—	$1,482,263

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$746	$—	$—	$746

Total Other Financial Instruments	$746	$—	$—	$746

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 11.9%
ADT, Cl A	1,662	$81
Amazon.com, Cl A	15,040	4,008
Autoliv (A)	22,650	1,566
Bed Bath & Beyond	21,011	1,354
Best Buy (A)	38,213	846
Big Lots	10,863	383
CarMax * (A)	1,883	79
CBS, Cl B	208,745	9,746
Charter Communications, Cl A *	51,650	5,381
Chipotle Mexican Grill, Cl A *	13,788	4,493
Coach	174,084	8,702
Comcast, Cl A	127,144	5,341
Darden Restaurants (A)	3,127	162
Dillard’s, Cl A	53,498	4,202
DIRECTV *	58,230	3,296
Discovery Communications, Cl A *	46,424	3,655
DISH Network, Cl A	65,584	2,486
DR Horton	6,500	158
Family Dollar Stores	701	42
Foot Locker, Cl A	30,000	1,027
Ford Motor	446,726	5,875
Fossil, Cl A * (A)	54,760	5,290
GameStop, Cl A (A)	158,976	4,447
Gannett (A)	176,643	3,863
Gap (A)	202,962	7,185
General Motors * (A)	4,749	132
Genuine Parts	2,400	187
Gildan Activewear, Cl A	38,829	1,550
Guess?, Cl 3 (A)	—	—
H&R Block	52,113	1,533
Harley-Davidson, Cl A	184,226	9,819
Harman International Industries, Cl A	20,969	936
Hasbro (A)	9,640	424
Home Depot	119,248	8,321
International Game Technology	28,909	477
Interpublic Group	2,743	36
Johnson Controls	4,300	151
Kohl’s	12,965	598
Las Vegas Sands	4,119	232
Lear	83,509	4,582
Liberty Global, Cl A *	3,095	227
Liberty Media-Interactive, Cl A *	460,446	9,844
LKQ *	13,165	287
Lowe’s	45,020	1,707
Macy’s	156,997	6,569
Marriott International, Cl A	11	—
Mattel	6,987	306
McDonald’s	6,294	627
MGM Mirage *	33,662	443
Newell Rubbermaid, Cl B	63,977	1,670
News, Cl B	235,000	7,229
News, Cl A	244,747	7,470
Nike, Cl B	293,208	17,302
Nordstrom	157,924	8,722

Description	Shares	Market Value ($ Thousands)

Omnicom Group (A)	3,479	$205
PetSmart	1,608	100
Polaris Industries	600	55
priceline.com *	13,299	9,149
PulteGroup *	13,035	264
Ralph Lauren, Cl A	27,814	4,709
Royal Caribbean Cruises	3,900	130
Sally Beauty Holdings *	109,955	3,230
Sears Holdings * (A)	900	45
Signet Jewelers (A)	19,199	1,286
Sirius XM Radio (A)	19,560	60
Staples (A)	4,274	57
Starbucks	148,278	8,446
Starwood Hotels & Resorts Worldwide	4,743	302
Target, Cl A	238,820	16,347
Tempur-Pedic International *	21,091	1,046
Time Warner	52,231	3,010
Time Warner Cable, Cl A	60,563	5,818
TJX	4,954	232
Tupperware Brands	5,517	451
Under Armour, Cl A *	66,265	3,393
Urban Outfitters *	763	30
VF (A)	1,187	199
Walt Disney	184,974	10,506
Washington Post, Cl B	809	362
Whirlpool	71,496	8,469
Wyndham Worldwide (A)	55,235	3,562

		256,512

Consumer Staples — 10.3%
Altria Group	173,900	5,981
Anheuser-Busch InBev ADR	116,303	11,578
Archer-Daniels-Midland	146,608	4,945
Beam	8,611	547
Bunge (A)	32,638	2,410
Church & Dwight	11,874	767
Clorox	832	74
Coca-Cola	97,088	3,926
Coca-Cola Enterprises	150,470	5,555
Colgate-Palmolive	3,283	387
ConAgra Foods	104,910	3,757
Constellation Brands, Cl A *	10,975	523
Costco Wholesale	192,687	20,446
CVS Caremark	329,617	18,126
Dean Foods *	69,649	1,263
Dr Pepper Snapple Group	34,392	1,615
Estee Lauder, Cl A	363,863	23,298
General Mills, Cl A	17,408	858
Green Mountain Coffee Roasters * (A)	11,520	654
Herbalife (A)	10,600	397
Hershey	1,160	102
Hillshire Brands	30,284	1,064
HJ Heinz	4,438	321
Ingredion	39,774	2,876
JM Smucker	7,014	696
Kellogg	11,489	740
Kimberly-Clark	41,873	4,103
Kraft Foods	13,143	677
Kroger	267,391	8,861
Lorillard	23,428	945

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Mead Johnson Nutrition, Cl A	193,536	$14,989
PepsiCo	90,100	7,128
Philip Morris International	120,354	11,158
Procter & Gamble	151,347	11,663
Reynolds American	47,973	2,134
Safeway (A)	171,881	4,529
Smithfield Foods *	59,164	1,567
SYSCO, Cl A	6,029	212
Tyson Foods, Cl A (A)	386,893	9,603
Walgreen	281,641	13,429
Wal-Mart Stores	80,508	6,024
Whole Foods Market	117,593	10,201

		220,129

Energy — 10.4%
Anadarko Petroleum, Cl A	3,563	312
Apache	13,720	1,059
Cameron International *	5,018	327
Chesapeake Energy (A)	4,174	85
Chevron	277,584	32,982
Cimarex Energy	5,845	441
Concho Resources *	900	88
ConocoPhillips	290,712	17,472
Core Laboratories (A)	53,712	7,408
Devon Energy	6,790	383
Energen	750	39
EOG Resources	105,210	13,474
EQT	2,100	142
Exxon Mobil	472,196	42,550
FMC Technologies *	152,620	8,301
Halliburton	5,836	236
Hess	56,830	4,070
HollyFrontier	102,354	5,266
Kinder Morgan	302,468	11,699
Marathon Oil	167,196	5,638
Marathon Petroleum	168,109	15,063
Murphy Oil	96,903	6,176
Nabors Industries	33,146	538
National Oilwell Varco, Cl A	35,843	2,536
Newfield Exploration *	29,227	655
Noble Energy	46,334	5,359
Occidental Petroleum	17,280	1,354
Patterson-UTI Energy	59,900	1,428
Phillips 66	155,912	10,909
Pioneer Natural Resources	2,401	298
Plains Exploration & Production, Cl A *	2,500	119
Schlumberger, Cl A	146,396	10,963
SM Energy	1,000	59
Spectra Energy	6,373	196
Superior Energy Services *	31,248	811
Tesoro	20,299	1,188
Valero Energy	241,616	10,991
Western Refining (A)	70,485	2,496
Williams	5,410	203

		223,314

Financials — 15.8%
ACE	32,344	2,878
Affiliated Managers Group	1,000	154
Aflac	76,072	3,957
Allied World Assurance Holdings *	37,344	3,463

Description	Shares	Market Value ($ Thousands)

Allstate	172,676	$8,473
American Capital *	203,075	2,964
American Capital Agency, Cl A †	11,000	361
American Express	6,330	427
American Financial Group	39,790	1,885
American International Group *	232,082	9,009
American Tower, Cl A †	2,495	192
Ameriprise Financial	114,995	8,469
Annaly Capital Management †	143,506	2,280
Arch Capital Group * (A)	6,051	318
Ares Capital	14,254	258
Associated Banc-Corp	21,133	321
Assurant	146,028	6,573
AvalonBay Communities	1,788	227
Axis Capital Holdings	52,686	2,193
Bank of America	900,352	10,966
Bank of New York Mellon	51,336	1,437
BB&T	11,249	353
Berkshire Hathaway, Cl B	43,666	4,550
BlackRock	2,401	617
Boston Properties †	4,827	488
Brandywine Realty Trust †	101,137	1,502
Capital One Financial *	189,882	10,434
CBL & Associates Properties †	43,851	1,035
CBRE Group, Cl A *	2,800	71
Charles Schwab (A)	687,641	12,164
Chubb	36,800	3,221
Citigroup	348,160	15,403
CME Group	87,815	5,391
DDR † (A)	57,863	1,008
Digital Realty Trust, Cl A † (A)	1,300	87
Discover Financial Services	261,621	11,731
Equity Residential †	4,687	258
Everest Re Group	65,839	8,550
Fidelity National Financial, Cl A	5,399	136
Fifth Third Bancorp	491,034	8,009
Franklin Resources	1,489	225
Fulton Financial	25,026	293
Genworth Financial, Cl A *	83,086	831
Goldman Sachs Group	71,669	10,546
Hartford Financial Services Group	101,910	2,629
HCP †	10,920	544
Health Care †	5,009	340
Hospitality Properties Trust †	55,114	1,512
Host Hotels & Resorts †	15,849	277
Huntington Bancshares * (A)	801,445	5,923
IntercontinentalExchange * (A)	50,225	8,190
JPMorgan Chase	808,204	38,357
Keycorp * (A)	997,856	9,939
Kimco Realty † (A)	15,742	353
Lincoln National	207,901	6,780
Loews	41,908	1,847
Macerich †	5,647	364
MetLife	56,878	2,162
MFA Financial †	109,743	1,023
Morgan Stanley	24,877	547
Northern Trust *	51,785	2,825
PartnerRe	50,838	4,734

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

People’s United Financial	23,725	$319
PNC Financial Services Group	83,700	5,566
Popular *	44,819	1,237
Progressive (A)	351,808	8,890
ProLogis †	14,709	588
Protective Life (A)	103,767	3,715
Prudential Financial	44,724	2,638
Public Storage †	4,106	625
Raymond James Financial	4,992	230
Regions Financial *	657,300	5,383
Reinsurance Group of America, Cl A	56,545	3,374
RenaissanceRe Holdings	16,714	1,537
Simon Property Group †	10,072	1,597
SLM	99,185	2,031
State Street	40,538	2,395
SunTrust Banks *	16,281	469
Torchmark, Cl A (A)	11,690	699
Travelers	127,328	10,720
Unum Group (A)	149,584	4,226
US Bancorp	163,933	5,562
Validus Holdings	28,272	1,058
Ventas †	7,372	540
Vornado Realty Trust †	5,334	446
Wells Fargo *	602,129	22,273
Weyerhaeuser †	17,503	549

		338,721

Health Care — 13.2%
Abbott Laboratories	99,343	3,509
AbbVie	73,287	2,989
Aetna, Cl A	56,625	2,895
Agilent Technologies	5,250	220
Alexion Pharmaceuticals *	36,911	3,401
Allergan	133,287	14,879
AmerisourceBergen	88,988	4,578
Amgen, Cl A	222,828	22,842
Baxter International	36,801	2,673
Becton Dickinson	2,360	226
Biogen Idec *	58,978	11,378
Bristol-Myers Squibb	18,304	754
Cardinal Health	73,112	3,043
Celgene, Cl A *	168,007	19,474
Cerner *	2,200	208
Cigna	67,984	4,240
Community Health Systems	39,000	1,848
Covance *	92,947	6,908
Covidien	64,356	4,366
DaVita HealthCare Partners *	45,627	5,411
Edwards Lifesciences, Cl A *	1,400	115
Eli Lilly	79,137	4,494
Endo Pharmaceuticals Holdings *	29,070	894
Express Scripts Holding *	351,227	20,248
Gilead Sciences *	120,443	5,893
HCA Holdings	96,574	3,924
Health Net, Cl A *	11,102	318
Henry Schein *	1,000	93
Hill-Rom Holdings	14,983	528
Humana	108,820	7,521
Idexx Laboratories * (A)	61,340	5,667
Intuitive Surgical *	13,055	6,412

Description	Shares	Market Value ($ Thousands)

Johnson & Johnson (A)	219,119	$17,865
Life Technologies *	3,691	239
McKesson	49,594	5,354
Medtronic	60,275	2,831
Merck	330,791	14,631
Mondelez International, Cl A	39,056	1,195
Novo Nordisk ADR (A)	39,474	6,375
Omnicare (A)	75,572	3,077
Patterson	2,100	80
Perrigo	39,865	4,733
Pfizer	1,231,786	35,549
United Therapeutics *	71,499	4,352
UnitedHealth Group	30,248	1,730
Warner Chilcott, Cl A	376,692	5,104
Waters * (A)	1,600	150
WellPoint	74,244	4,917
Zimmer Holdings	37,448	2,817

		282,948

Industrials — 9.0%
Aecom Technology *	11,743	385
AGCO	84,302	4,394
Alaska Air Group *	82,600	5,283
Alliant Techsystems	12,536	908
Avery Dennison	11,196	482
Babcock & Wilcox	37,080	1,053
Boeing	12,550	1,077
C.H. Robinson Worldwide	2,502	149
Canadian Pacific Railway (A)	59,321	7,740
Carlisle	1,500	102
Caterpillar, Cl A	47,185	4,104
Chicago Bridge & Iron	199	12
CNH Global	1,600	66
Copa Holdings, Cl A	12,997	1,554
CSX	10,047	247
Cummins	40,525	4,693
Danaher, Cl A	125,204	7,781
Deere	34,544	2,970
Delta Air Lines, Cl A *	291,255	4,809
Donaldson, Cl A	3,800	138
Dover	3,105	226
Eaton	3,913	240
Emerson Electric	4,998	279
Engility Holdings *	13,582	326
Equifax	2,500	144
Expeditors International of Washington	1,343	48
Fastenal, Cl A (A)	5,744	295
FedEx	13,230	1,299
Fluor	165,875	11,002
Fortune Brands Home & Security *	1,837	69
General Cable * (A)	25,000	916
General Dynamics	19,797	1,396
General Electric	452,052	10,452
Hertz Global Holdings *	4,200	94
Honeywell International (A)	4,905	370
Illinois Tool Works	3,529	215
Ingersoll-Rand	9,146	503
ITT	12,586	358
Jacobs Engineering Group *	17,906	1,007
Kansas City Southern	61,374	6,806

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

KBR	46,215	$1,483
L-3 Communications Holdings	120,496	9,750
Lincoln Electric Holdings	16,823	911
Lockheed Martin	70,810	6,835
Manitowoc (A)	4,100	84
Manpower	18,167	1,031
Navistar International * (A)	9,626	333
Norfolk Southern	26,000	2,004
Northrop Grumman (A)	156,994	11,013
Oshkosh Truck *	98,940	4,204
Pall	134,286	9,181
Parker Hannifin, Cl A	18,236	1,670
Pentair	146,056	7,704
Precision Castparts	28,961	5,492
Quanta Services *	1,386	40
Raytheon	116,768	6,865
Republic Services	2,031	67
Robert Half International	2,900	109
Rockwell Collins	4,159	262
Roper Industries	62,497	7,957
RR Donnelley & Sons (A)	93,388	1,125
Southwest Airlines, Cl A	109,628	1,478
Stericycle, Cl A *	73,247	7,777
Textron	5,200	155
Timken	41,246	2,334
Tyco International	3,325	106
Union Pacific	79,400	11,307
United Continental Holdings * (A)	43,870	1,404
United Parcel Service, Cl B	4,585	394
United Rentals * (A)	7,390	406
United Technologies	17,341	1,620
URS	44,835	2,126
Waste Management	18,232	715
WW Grainger	762	172

		192,106

Information Technology — 18.4%
Accenture, Cl A	140,841	10,700
Activision Blizzard	17,055	248
Adobe Systems *	544,064	23,672
Alliance Data Systems * (A)	1,100	178
Altera	135,090	4,792
Amdocs	101,854	3,692
Amphenol, Cl A	106,621	7,960
Analog Devices	91,415	4,250
Ansys *	62,424	5,083
Apple	77,028	34,095
Applied Materials	343,931	4,636
Atmel	156,217	1,087
Autodesk, Cl A	31,671	1,306
Avnet *	39,148	1,417
BMC Software	177,995	8,246
Brocade Communications Systems *	180,808	1,043
CA	68,845	1,733
Cisco Systems	634,204	13,261
Citrix Systems *	64,681	4,667
Cognizant Technology Solutions, Cl A ADR *	95,782	7,338
Computer Sciences	28,981	1,427
Corning, Cl B	174,210	2,322

Description	Shares	Market Value ($ Thousands)

Dell	153,671	$2,202
DST Systems	11,635	829
eBay *	6,495	352
Electronic Arts *	58,203	1,030
EMC *	361,943	8,647
Equinix *	800	173
Facebook, Cl A *	100,000	2,558
Fidelity National Information Services, Cl B	64,209	2,544
Fiserv, Cl A *	21,023	1,846
Genpact	340,595	6,195
Global Payments	8,847	439
Google, Cl A *	27,477	21,818
Harris	25,220	1,169
Hewlett-Packard *	144,831	3,453
Ingram Micro, Cl A *	87,100	1,714
Intel	258,431	5,647
International Business Machines	62,681	13,370
Intuit	156,005	10,242
Juniper Networks *	10,346	192
Lam Research * (A)	5,300	220
Lender Processing Services	79,517	2,025
Lexmark International, Cl A	23,673	625
Marvell Technology Group	162,398	1,718
Mastercard, Cl A	60,101	32,523
Microchip Technology	1,219	45
Microsoft	300,199	8,589
National Instruments	142,201	4,657
NetApp *	178,833	6,109
Oracle, Cl B	366,447	11,851
Qualcomm *	479,497	32,102
Rackspace Hosting *	1,378	69
Red Hat *	1,214	61
Rovi *	33,373	715
SAIC (A)	111,302	1,508
Salesforce.com *	32,383	5,791
Seagate Technology (A)	94,758	3,464
Symantec, Cl A *	199,824	4,932
TE Connectivity	36,055	1,512
Tech Data *	22,300	1,017
Teradata *	95,442	5,584
Texas Instruments	159,868	5,672
Total System Services	13,564	336
VeriSign * (A)	141,384	6,685
Visa, Cl A	101,051	17,163
Vishay Intertechnology * (A)	88,686	1,207
Western Digital	131,912	6,632
Xerox	526,275	4,526
Yahoo! *	40,887	962

		395,873

Materials — 3.6%
Agrium (A)	41,500	4,046
Alcoa	21,476	183
Alpha Natural Resources *	338,514	2,779
Cabot	18,468	632
CF Industries Holdings	33,809	6,436
Commercial Metals, Cl A	35,073	556
Domtar	26,892	2,087
Dow Chemical, Cl A	249,300	7,938
E.I. Du Pont de Nemours	5,201	256

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Eastman Chemical	34,295	$2,396
Ecolab	78,941	6,329
Freeport-McMoRan Copper & Gold, Cl B	22,723	752
Huntsman	130,787	2,431
International Paper	20,461	953
Louisiana-Pacific *	112,350	2,427
LyondellBasell Industries, Cl A	135,870	8,599
Martin Marietta Materials, Cl A	550	56
Monsanto	75,004	7,923
Newmont Mining	34,508	1,446
Owens-Illinois *	32,385	863
PPG Industries	3,000	402
Praxair	2,548	284
Reliance Steel & Aluminum	38,543	2,743
Rock Tenn, Cl A	13,000	1,206
Sherwin-Williams, Cl A	22,599	3,817
Sigma-Aldrich	2,200	171
Steel Dynamics (A)	94,148	1,494
Syngenta ADR	84,000	7,035
United States Steel (A)	12,086	236
Vulcan Materials	1,097	57
Westlake Chemical (A)	12,337	1,154

		77,687

Telecommunication Services — 2.2%
AT&T	359,177	13,178
CenturyTel	6,892	242
Crown Castle International *	321,932	22,419
MetroPCS Communications *	3,342	36
SBA Communications, Cl A * (A)	53,356	3,843
Sprint Nextel *	285,000	1,770
Verizon Communications	97,068	4,771

		46,259

Utilities — 1.8%
AES	246,798	3,102
Ameren	171,738	6,014
American Electric Power	179,636	8,736
American Water Works	5,896	245
Centerpoint Energy	4,900	117
CMS Energy	7,966	223
Consolidated Edison (A)	3,405	208
Dominion Resources	5,292	308
DTE Energy	10,523	719
Duke Energy	17,375	1,261
Edison International	79,237	3,987
Entergy	28,301	1,790
Exelon	11,287	389
Hawaiian Electric Industries	3,200	89
MDU Resources Group	2,200	55
National Fuel Gas	1,300	80
NextEra Energy	4,538	352
NV Energy	127,620	2,556
OGE Energy	2,612	183
PG&E	8,566	381
PNM Resources	43,000	1,002
Public Service Enterprise Group	171,521	5,890
Sempra Energy	1,517	121
Southern	30,000	1,408
UGI	710	27

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

		$39,243

Total Common Stock (Cost $1,437,726) ($ Thousands)		$2,072,792

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P., 0.120% * * † † (B)	108,362,750	108,363

Total Affiliated Partnership (Cost $108,363) ($ Thousands)		108,363

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% * * † †	70,860,878	70,861

Total Cash Equivalent (Cost $70,861) ($ Thousands)		70,861

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills 0.082%, 06/27/13	$3,374	3,373

Total U.S. Treasury Obligations (Cost $3,373) ($ Thousands)		3,373

Total Investments — 105.1% (Cost $1,620,323) ($ Thousands)		$2,255,389

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	339	Jun-2013	$513
S&P Mid 400 Index E-MINI	29	Jun-2013	107

			$620

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,146,907 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $106,688 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of March 31, 2013 was $108,363 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,072,792	$—	$—	$2,072,792
Affiliated Partnership	—	108,363	—	108,363
Cash Equivalent	70,861	—	—	70,861
U.S. Treasury Obligations	—	3,373	—	3,373

Total Investments in Securities	$2,143,653	$111,736	$—	$2,255,389

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$620	$—	$—	$620

Total Other Financial Instruments	$620	$—	$—	$620

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 11.6%
Abercrombie & Fitch, Cl A	15,700	$725
ADT, Cl A	45,750	2,239
Amazon.com, Cl A	71,700	19,107
Apollo Group, Cl A	20,803	362
Autonation *	7,626	334
Autozone *	7,194	2,854
Bed Bath & Beyond	44,633	2,875
Best Buy (A)	52,441	1,162
BorgWarner (A)	22,800	1,764
Cablevision Systems, Cl A	42,300	633
CarMax * (A)	45,000	1,877
Carnival	87,584	3,004
CBS, Cl B	115,401	5,388
Chipotle Mexican Grill, Cl A *	6,100	1,988
Coach	55,410	2,770
Comcast, Cl A	520,422	21,863
Darden Restaurants (A)	25,513	1,318
Delphi Automotive	57,800	2,566
DIRECTV *	113,000	6,397
Discovery Communications, Cl A *	48,400	3,811
Dollar General *	59,600	3,015
Dollar Tree *	44,800	2,170
DR Horton	55,149	1,340
Expedia	18,450	1,107
Family Dollar Stores	18,922	1,117
Ford Motor	773,380	10,170
Fossil, Cl A *	10,500	1,014
GameStop, Cl A (A)	23,900	668
Gannett (A)	45,347	992
Gap	58,631	2,076
Garmin (A)	21,600	714
Genuine Parts	30,536	2,382
Goodyear Tire & Rubber *	48,393	610
H&R Block	53,504	1,574
Harley-Davidson, Cl A	44,608	2,377
Harman International Industries, Cl A	13,400	598
Hasbro (A)	22,591	993
Home Depot	294,796	20,571
International Game Technology	52,156	861
Interpublic Group	81,601	1,063
J.C. Penney (A)	28,080	424
Johnson Controls	134,957	4,733
Kohl’s	41,747	1,926
L Brands	47,227	2,109
Leggett & Platt (A)	28,154	951
Lennar, Cl A (A)	32,507	1,348
Lowe’s	218,836	8,298
Macy’s	77,964	3,262
Marriott International, Cl A	48,052	2,029
Mattel	67,918	2,974
McDonald’s	197,770	19,716
NetFlix *	11,000	2,084
Newell Rubbermaid, Cl B	56,447	1,473
News, Cl A	394,333	12,035
Nike, Cl B	143,088	8,444

Description	Shares	Market Value ($ Thousands)

Nordstrom	29,502	$1,629
Omnicom Group (A)	51,504	3,033
O’Reilly Automotive *	21,900	2,246
PetSmart (A)	21,200	1,317
priceline.com *	9,880	6,797
PulteGroup *	67,082	1,358
PVH	15,400	1,645
Ralph Lauren, Cl A	12,000	2,032
Ross Stores	43,868	2,659
Scripps Networks Interactive, Cl A	17,000	1,094
Snap-on	11,453	947
Staples (A)	132,914	1,785
Starbucks	147,758	8,416
Starwood Hotels & Resorts Worldwide	38,235	2,437
Target, Cl A	128,319	8,783
Tiffany (A)	23,473	1,632
Time Warner	184,312	10,620
Time Warner Cable, Cl A (A)	58,283	5,599
TJX	143,834	6,724
TripAdvisor * (A)	21,650	1,137
Urban Outfitters *	21,600	837
VF (A)	17,414	2,921
Viacom, Cl B	89,801	5,529
Walt Disney	356,027	20,222
Washington Post, Cl B (A)	855	382
Whirlpool	15,505	1,837
Wyndham Worldwide (A)	26,902	1,735
Wynn Resorts	15,700	1,965
Yum! Brands	88,870	6,393

		323,966

Consumer Staples — 10.4%
Altria Group	396,256	13,627
Archer-Daniels-Midland	129,866	4,381
Avon Products (A)	85,251	1,767
Beam	31,619	2,009
Brown-Forman, Cl B	29,892	2,134
Campbell Soup (A)	35,375	1,605
Clorox	25,842	2,288
Coca-Cola	755,706	30,561
Coca-Cola Enterprises	51,717	1,909
Colgate-Palmolive	86,693	10,232
ConAgra Foods	81,652	2,924
Constellation Brands, Cl A *	30,100	1,434
Costco Wholesale	85,918	9,117
CVS Caremark	242,735	13,348
Dean Foods *	36,700	665
Dr Pepper Snapple Group	40,200	1,887
Estee Lauder, Cl A	47,300	3,029
General Mills, Cl A	127,482	6,286
Hershey	29,612	2,592
HJ Heinz	63,249	4,571
Hormel Foods (A)	26,500	1,095
JM Smucker	21,148	2,097
Kellogg	49,267	3,174
Kimberly-Clark (A)	76,399	7,485
Kraft Foods	116,799	6,019
Kroger	102,259	3,389
Lorillard	74,828	3,020

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

McCormick (A)	26,161	$1,924
Mead Johnson Nutrition, Cl A	39,934	3,093
Molson Coors Brewing, Cl B	30,746	1,505
Monster Beverage *	28,400	1,356
PepsiCo	304,185	24,064
Philip Morris International	324,865	30,118
Procter & Gamble	538,601	41,505
Reynolds American	63,480	2,824
Safeway (A)	47,246	1,245
SYSCO, Cl A (A)	115,520	4,063
Tyson Foods, Cl A	55,890	1,387
Walgreen	169,544	8,084
Wal-Mart Stores	329,844	24,682
Whole Foods Market	34,000	2,949

		291,444

Energy — 10.7%
Anadarko Petroleum, Cl A	98,680	8,630
Apache	77,200	5,957
Baker Hughes	87,149	4,045
Cabot Oil & Gas	41,500	2,806
Cameron International *	48,900	3,188
Chesapeake Energy (A)	102,700	2,096
Chevron	383,078	45,517
ConocoPhillips	240,743	14,469
Consol Energy	45,000	1,514
Denbury Resources * (A)	73,600	1,373
Devon Energy	74,413	4,198
Diamond Offshore Drilling (A)	13,700	953
Ensco, Cl A (A)	45,800	2,748
EOG Resources	53,544	6,857
EQT	29,700	2,012
Exxon Mobil	883,498	79,612
FMC Technologies *	46,900	2,551
Halliburton (A)	183,779	7,426
Helmerich & Payne	21,000	1,275
Hess	58,575	4,195
Kinder Morgan	124,565	4,818
Marathon Oil	139,556	4,706
Marathon Petroleum	65,378	5,858
Murphy Oil	35,763	2,279
Nabors Industries	57,378	931
National Oilwell Varco, Cl A	84,168	5,955
Newfield Exploration *	26,700	599
Noble	49,800	1,900
Noble Energy	35,400	4,094
Occidental Petroleum	158,859	12,450
Peabody Energy	53,200	1,125
Phillips 66	122,571	8,576
Pioneer Natural Resources (A)	26,100	3,243
QEP Resources	35,200	1,121
Range Resources (A)	32,100	2,601
Rowan, Cl A *	24,497	866
Schlumberger, Cl A	261,943	19,617
Southwestern Energy, Cl A * (A)	69,200	2,578
Spectra Energy	131,761	4,052
Tesoro	27,100	1,587
Valero Energy	109,008	4,959
Williams	134,365	5,033
WPX Energy *	39,421	631

		301,001

Description	Shares	Market Value ($ Thousands)

Financials — 15.6%
ACE	66,900	$5,952
Aflac	92,208	4,797
Allstate	94,159	4,620
American Express	189,515	12,785
American International Group *	291,108	11,301
American Tower, Cl A †	77,900	5,992
Ameriprise Financial	40,084	2,952
Aon	61,429	3,778
Apartment Investment & Management, Cl A †	28,739	881
Assurant	15,500	698
AvalonBay Communities	22,408	2,838
Bank of America	2,133,528	25,987
Bank of New York Mellon	229,386	6,421
BB&T	137,997	4,332
Berkshire Hathaway, Cl B	359,647	37,475
BlackRock	24,757	6,360
Boston Properties †	29,900	3,022
Capital One Financial *	114,762	6,306
CBRE Group, Cl A *	60,000	1,515
Charles Schwab (A)	216,727	3,834
Chubb	51,456	4,504
Cincinnati Financial	28,979	1,367
Citigroup	599,208	26,509
CME Group	60,535	3,716
Comerica (A)	36,983	1,330
Discover Financial Services	97,730	4,382
E*Trade Financial *	53,543	573
Equity Residential †	63,140	3,477
Fifth Third Bancorp	172,611	2,815
First Horizon National (A)	48,036	513
Franklin Resources	27,215	4,104
Genworth Financial, Cl A *	97,200	972
Goldman Sachs Group	86,256	12,693
Hartford Financial Services Group	86,086	2,221
HCP †	89,400	4,458
Health Care †	51,400	3,491
Host Hotels & Resorts †	143,248	2,505
Hudson City Bancorp, Cl A	93,700	809
Huntington Bancshares *	166,075	1,227
IntercontinentalExchange * (A)	14,300	2,332
Invesco	86,900	2,517
JPMorgan Chase	754,657	35,816
Keycorp *	182,183	1,815
Kimco Realty † (A)	80,400	1,801
Legg Mason (A)	22,600	727
Leucadia National (A)	57,800	1,586
Lincoln National (A)	53,498	1,745
Loews	61,049	2,690
M&T Bank (A)	24,161	2,492
Marsh & McLennan	108,150	4,106
McGraw-Hill	55,321	2,881
MetLife	215,626	8,198
Moody’s	38,208	2,037
Morgan Stanley	270,661	5,949
NASDAQ OMX Group, Cl A	23,200	749

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Northern Trust *	42,905	$2,341
NYSE Euronext	47,900	1,851
People’s United Financial (A)	66,800	898
Plum Creek Timber †	32,035	1,672
PNC Financial Services Group	104,175	6,928
Principal Financial Group, Cl A (A)	54,348	1,849
Progressive	109,568	2,769
ProLogis †	91,300	3,650
Prudential Financial	91,666	5,407
Public Storage †	28,428	4,330
Regions Financial *	278,663	2,282
Simon Property Group †	61,802	9,799
SLM	89,343	1,830
State Street	90,091	5,323
SunTrust Banks *	106,296	3,062
T. Rowe Price Group	51,108	3,826
Torchmark, Cl A (A)	18,457	1,104
Travelers	74,552	6,277
Unum Group	53,152	1,502
US Bancorp	367,406	12,466
Ventas †	57,532	4,211
Vornado Realty Trust †	33,373	2,791
Wells Fargo *	966,563	35,753
Weyerhaeuser †	107,540	3,375
XL Group, Cl A	58,205	1,764
Zions Bancorporation (A)	36,360	909

		438,922

Health Care — 12.7%
Abbott Laboratories	309,746	10,940
AbbVie	311,646	12,709
Actavis *	25,171	2,319
Aetna, Cl A (A)	64,702	3,308
Agilent Technologies	68,406	2,871
Alexion Pharmaceuticals *	38,500	3,547
Allergan	60,666	6,772
AmerisourceBergen	45,392	2,335
Amgen, Cl A	147,555	15,126
Baxter International	107,638	7,819
Becton Dickinson (A)	38,262	3,658
Biogen Idec *	46,600	8,990
Boston Scientific *	267,612	2,090
Bristol-Myers Squibb	322,875	13,299
C.R. Bard	14,988	1,510
Cardinal Health	67,255	2,799
CareFusion *	43,877	1,535
Celgene, Cl A *	82,600	9,574
Cerner *	28,900	2,738
Cigna	56,371	3,516
Coventry Health Care	26,513	1,247
Covidien	93,100	6,316
DaVita HealthCare Partners *	16,600	1,969
Dentsply International (A)	28,200	1,196
Edwards Lifesciences, Cl A *	22,500	1,849
Eli Lilly	196,830	11,178
Express Scripts Holding *	161,361	9,302
Forest Laboratories, Cl A *	46,163	1,756
Gilead Sciences * (A)	300,144	14,686
Hospira *	32,604	1,070
Humana	31,197	2,156

Description	Shares	Market Value ($ Thousands)

Intuitive Surgical *	7,920	$3,890
Johnson & Johnson (A)	551,182	44,938
Laboratory Corp of America Holdings * (A)	18,363	1,656
Life Technologies *	33,943	2,193
McKesson	45,969	4,963
Medtronic	199,417	9,365
Merck	595,944	26,359
Mondelez International, Cl A	350,598	10,732
Mylan Laboratories *	78,011	2,258
Patterson	16,500	628
PerkinElmer	22,440	755
Perrigo	17,400	2,066
Pfizer	1,417,576	40,911
Quest Diagnostics	31,224	1,763
St. Jude Medical (A)	55,756	2,255
Stryker	57,042	3,721
Tenet Healthcare *	20,519	976
Thermo Fisher Scientific	70,543	5,396
UnitedHealth Group	202,047	11,559
Varian Medical Systems * (A)	21,500	1,548
Waters * (A)	16,897	1,587
WellPoint	59,998	3,974
Zimmer Holdings	33,355	2,509

		356,182

Industrials — 9.8%
3M	125,182	13,308
Avery Dennison	19,715	849
Boeing	134,232	11,524
C.H. Robinson Worldwide	31,800	1,891
Caterpillar, Cl A	129,197	11,236
Cintas (A)	20,707	914
CSX	201,250	4,957
Cummins	34,840	4,035
Danaher, Cl A	114,296	7,104
Deere	76,802	6,603
Dover	34,437	2,510
Dun & Bradstreet (A)	8,100	678
Eaton	92,910	5,691
Emerson Electric	142,406	7,956
Equifax	23,725	1,366
Expeditors International of Washington	40,700	1,453
Fastenal, Cl A (A)	53,200	2,732
FedEx	57,705	5,667
Flowserve	9,500	1,593
Fluor	32,044	2,126
General Dynamics	65,526	4,620
General Electric	2,050,374	47,404
Honeywell International (A)	154,555	11,646
Illinois Tool Works	81,924	4,992
Ingersoll-Rand	54,300	2,987
Jacobs Engineering Group *	25,700	1,445
Joy Global (A)	20,900	1,244
L-3 Communications Holdings	17,723	1,434
Lockheed Martin	52,794	5,096
Masco	70,268	1,423
Norfolk Southern	62,026	4,781
Northrop Grumman	46,719	3,277
PACCAR	69,691	3,524

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Pall	21,895	$1,497
Parker Hannifin, Cl A	29,371	2,690
Pentair	40,666	2,145
Pitney Bowes (A)	39,675	590
Precision Castparts	28,900	5,480
Quanta Services *	42,000	1,200
Raytheon	64,168	3,773
Republic Services	58,583	1,933
Robert Half International	27,527	1,033
Rockwell Automation	27,526	2,377
Rockwell Collins (A)	26,978	1,703
Roper Industries	19,500	2,483
Ryder System	10,154	606
Southwest Airlines, Cl A	143,549	1,935
Stanley Black & Decker	31,635	2,561
Stericycle, Cl A *	17,000	1,805
Textron	53,498	1,595
Tyco International	91,900	2,941
Union Pacific	92,494	13,172
United Parcel Service, Cl B	141,011	12,113
United Technologies	166,332	15,540
Waste Management	86,228	3,381
WW Grainger	11,765	2,647
Xylem	36,700	1,011

		274,277

Information Technology — 17.8%
Accenture, Cl A	127,100	9,656
Adobe Systems *	98,336	4,279
Advanced Micro Devices (A)	127,063	324
Akamai Technologies * (A)	35,100	1,239
Altera	63,051	2,237
Amphenol, Cl A	31,500	2,352
Analog Devices	60,299	2,803
Apple	185,131	81,945
Applied Materials	236,650	3,190
Autodesk, Cl A	44,317	1,828
Automatic Data Processing	95,650	6,219
BMC Software	25,949	1,202
Broadcom, Cl A	103,236	3,579
CA	65,627	1,652
Cisco Systems	1,051,404	21,985
Citrix Systems *	36,742	2,651
Cognizant Technology Solutions, Cl A ADR *	59,500	4,558
Computer Sciences	30,233	1,488
Corning, Cl B	290,378	3,871
Dell	287,974	4,127
eBay *	230,132	12,478
Electronic Arts *	59,178	1,047
EMC *	414,940	9,913
F5 Networks, Cl A *	15,500	1,381
Fidelity National Information Services, Cl B	57,765	2,289
First Solar * (A)	12,540	338
Fiserv, Cl A *	26,280	2,308
Flir Systems	28,600	744
Google, Cl A *	52,663	41,816
Harris	22,300	1,033
Hewlett-Packard *	385,065	9,180
Intel (A)	975,215	21,309

Description	Shares	Market Value ($ Thousands)

International Business Machines	206,537	$44,054
Intuit	54,886	3,603
Iron Mountain	32,975	1,197
Jabil Circuit	36,279	670
JDS Uniphase *	46,356	620
Juniper Networks *	101,700	1,885
Kla-Tencor	32,771	1,728
Lam Research * (A)	32,017	1,328
Linear Technology	45,894	1,761
LSI Logic *	108,446	735
Mastercard, Cl A	20,800	11,256
Microchip Technology (A)	38,500	1,415
Micron Technology * (A)	201,469	2,011
Microsoft	1,486,493	42,528
Molex (A)	27,260	798
Motorola Solutions	54,429	3,485
NetApp *	71,076	2,428
Nvidia	123,248	1,580
Oracle, Cl B	728,188	23,550
Paychex (A)	63,856	2,240
Qualcomm *	338,832	22,685
Red Hat *	38,100	1,926
SAIC (A)	55,944	758
Salesforce.com *	26,600	4,757
SanDisk * (A)	47,700	2,623
Seagate Technology	63,000	2,303
Symantec, Cl A *	135,847	3,353
TE Connectivity	82,900	3,476
Teradata *	32,668	1,912
Teradyne * (A)	37,507	608
Texas Instruments (A)	217,849	7,729
Total System Services	31,680	785
VeriSign *	30,100	1,423
Visa, Cl A	101,672	17,268
Western Digital	42,700	2,147
Western Union	112,112	1,686
Xerox	241,306	2,075
Xilinx	51,609	1,970
Yahoo! *	191,138	4,497

		497,874

Materials — 3.4%
Air Products & Chemicals	40,926	3,565
Airgas	13,500	1,339
Alcoa (A)	210,835	1,796
Allegheny Technologies (A)	21,159	671
Ball	29,482	1,403
Bemis (A)	20,290	819
CF Industries Holdings	12,390	2,359
Cliffs Natural Resources (A)	29,911	569
Dow Chemical, Cl A	237,475	7,561
E.I. Du Pont de Nemours	184,235	9,057
Eastman Chemical	30,316	2,118
Ecolab	52,330	4,196
FMC	27,100	1,545
Freeport-McMoRan Copper & Gold, Cl B	187,236	6,198
International Flavors & Fragrances	16,094	1,234
International Paper	86,970	4,051

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

LyondellBasell Industries, Cl A	74,900	$4,740
MeadWestvaco	34,615	1,257
Monsanto	105,648	11,159
Mosaic	54,600	3,255
Newmont Mining	97,908	4,101
Nucor	62,682	2,893
Owens-Illinois *	32,400	863
PPG Industries	28,145	3,770
Praxair	58,399	6,514
Sealed Air	38,328	924
Sherwin-Williams, Cl A	16,916	2,857
Sigma-Aldrich (A)	23,736	1,844
United States Steel (A)	28,426	554
Vulcan Materials	25,649	1,326

		94,538

Telecommunication Services — 2.9%
AT&T	1,082,840	39,730
CenturyTel (A)	123,357	4,334
Crown Castle International *	57,800	4,025
Frontier Communications (A)	196,825	783
MetroPCS Communications *	63,100	688
Sprint Nextel *	593,622	3,686
Verizon Communications	563,548	27,698
Windstream (A)	116,446	926

		81,870

Utilities — 3.4%
AES	122,090	1,535
AGL Resources	23,200	973
Ameren	47,844	1,675
American Electric Power	95,715	4,655
Centerpoint Energy	84,368	2,021
CMS Energy	52,192	1,458
Consolidated Edison (A)	57,733	3,523
Dominion Resources	113,640	6,612
DTE Energy	34,045	2,327
Duke Energy	138,907	10,083
Edison International	64,253	3,233
Entergy	35,164	2,224
Exelon	168,546	5,811
FirstEnergy	82,510	3,482
Integrys Energy Group	15,434	898
NextEra Energy	83,620	6,496
NiSource	61,379	1,801
Northeast Utilities	61,935	2,692
NRG Energy	63,700	1,687
Oneok	40,400	1,926
Pepco Holdings (A)	45,400	971
PG&E	86,529	3,853
Pinnacle West Capital	21,649	1,253
PPL	114,971	3,600
Public Service Enterprise Group	99,730	3,425
SCANA	26,100	1,335
Sempra Energy (A)	44,565	3,563
Southern	171,335	8,039
TECO Energy (A)	40,312	718
Wisconsin Energy (A)	45,200	1,939
Xcel Energy	96,319	2,861

		96,669

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Common Stock (Cost $1,546,546) ($ Thousands)		$2,756,743

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P., 0.120% * * † † (B)	168,660,713	168,661

Total Affiliated Partnership (Cost $168,661) ($ Thousands)		168,661

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% * * † †	44,738,474	44,738

Total Cash Equivalent (Cost $44,738) ($ Thousands)		44,738

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
United States Treasury Bills
0.090%, 06/06/13	$3,110	3,110

Total U.S. Treasury Obligation (Cost $3,110) ($ Thousands)		3,110

Total Investments — 106.0% (Cost $1,763,055) ($ Thousands)		$2,973,252

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	666	Jun-2013	$779

For the period ended March 31, 2013, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,805,230 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $164,716 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2013 was $168,661 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,756,743	$—	$—	$2,756,743
Affiliated Partnership	—	168,661	—	168,661
Cash Equivalent	44,738	—	—	44,738
U.S. Treasury Obligations	—	3,110	—	3,110

Total Investments in Securities	$2,801,481	$171,771	$—	$2,973,252

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$779	$—	$—	$779

Total Other Financial Instruments	$779	$—	$—	$779

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 14.0%
Aaron’s	5,690	$163
America’s Car-Mart *	5,200	243
Ameristar Casinos	1,100	29
ANN	2,600	75
Arctic Cat *	11,541	505
Asbury Automotive Group	11,436	420
Beazer Homes USA, Cl A * (A)	6,500	103
Belo, Cl A	45,703	449
Big Lots	10,310	364
Biglari Holdings *	540	202
BJ’s Restaurants * (A)	16,148	537
Bob Evans Farms	6,745	287
Boyd Gaming *	4,654	38
Bravo Brio Restaurant Group *	27,500	435
Bright Horizons Family Solutions *	15,222	514
Brown Shoe	15,800	253
Brunswick	12,661	433
Cabela’s *	12,190	741
Capella Education *	3,600	112
Career Education *	52,600	125
Carmike Cinemas *	7,500	136
Cato, Cl A	7,694	186
CEC Entertainment	6,381	209
Cheesecake Factory (A)	5,300	205
Childrens Place Retail Stores *	14,425	647
Conn’s * (A)	34,477	1,238
Cooper Tire & Rubber	18,560	476
Core-Mark Holding, Cl A	11,099	570
Corinthian Colleges * (A)	81,900	172
Dana Holding	34,712	619
Destination Maternity	10,200	239
Destination XL Group *	37,700	192
Dick’s Sporting Goods	7,280	344
Dorman Products (A)	10,629	395
Drew Industries	6,580	239
Express *	20,540	366
Five Below * (A)	13,859	525
Francesca’s Holdings * (A)	50,268	1,441
Fred’s, Cl A	12,400	169
GameStop, Cl A (A)	20,611	576
Genesco *	9,115	548
G-III Apparel Group *	2,800	112
Grand Canyon Education *	25,663	652
Helen of Troy *	6,300	242
hhgregg, Cl A * (A)	13,800	153
Hibbett Sports * (A)	9,995	562
HomeAway * (A)	30,298	985
Hot Topic	11,200	155
Hovnanian Enterprises, Cl A *	15,100	87
Ignite Restaurant Group *	14,900	219
Insight Enterprises *	12,000	247
Isle of Capri Casinos * (A)	19,422	122
Jack in the Box *	17,016	589
JAKKS Pacific (A)	3,927	41
Jones Group (A)	16,200	206
K12 * (A)	9,700	234
Krispy Kreme Doughnuts *	67,210	971
La-Z-Boy, Cl Z	19,020	359
Libbey *	44,700	864

Description	Shares	Market Value ($ Thousands)

Life Time Fitness * (A)	6,130	$262
Live Nation *	30,655	379
LKQ *	19,094	415
Lumber Liquidators Holdings * (A)	15,640	1,098
M/I Homes *	5,200	127
Maidenform Brands *	4,100	72
Marriott Vacations Worldwide *	2,600	112
Matthews International, Cl A	6,800	237
MDC Partners, Cl A	61,000	986
Men’s Wearhouse	11,109	371
Meredith (A)	8,835	338
Meritage Homes *	12,093	567
Modine Manufacturing *	42,217	384
Monro Muffler (A)	14,126	561
Morgans Hotel Group *	38,543	228
Movado Group	8,970	301
Multimedia Games Holding *	11,200	234
National CineMedia	26,756	422
National Presto Industries (A)	1,400	113
New York Times, Cl A *	5,900	58
Nutrisystem (A)	23,900	203
Office Depot * (A)	34,300	135
OfficeMax (A)	3,000	35
Orient-Express Hotels, Cl A *	43,900	433
Oxford Industries, Cl A (A)	7,019	373
Pandora Media * (A)	22,690	321
Panera Bread, Cl A *	2,670	441
Papa John’s International, Cl A *	4,800	297
Pep Boys-Manny Moe & Jack	24,440	288
Perry Ellis International, Cl A	9,400	171
PetMed Express	20,900	280
Pier 1 Imports (A)	59,304	1,364
Pinnacle Entertainment *	31,685	463
ReachLocal *	34,820	521
Red Robin Gourmet Burgers *	15,291	697
Regis (A)	20,410	371
Rent-A-Center	2,400	89
Ruby Tuesday *	25,272	186
Ryland Group (A)	19,545	813
Sauer-Danfoss	700	41
Scholastic, Cl B (A)	7,600	203
Scientific Games, Cl A *	3,540	31
Shoe Carnival	10,123	207
Shutterfly *	18,257	806
Six Flags Entertainment	6,385	463
Smith & Wesson Holding * (A)	16,100	145
Sonic *	8,600	111
Sotheby’s	7,229	271
Stage Stores	10,023	259
Standard Motor Products	8,500	236
Standard-Pacific * (A)	42,954	371
Steiner Leisure *	2,600	126
Steven Madden *	4,800	207
Stewart Enterprises, Cl A	19,200	178
Tempur-Pedic International * (A)	7,895	392
Tenneco *	5,230	206
Tesla Motors * (A)	5,600	212
TRI Pointe Homes *	9,920	200
Ulta Salon Cosmetics & Fragrance *	1,185	96
Vail Resorts	11,510	717
Vitamin Shoppe *	21,524	1,051

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Wet Seal, Cl A *	111,900	$338
Winnebago Industries *	1,500	31
Wolverine World Wide (A)	11,835	525
Zumiez * (A)	17,531	401

		44,890

Consumer Staples — 2.3%
Andersons	6,100	326
Annie’s * (A)	7,953	304
Casey’s General Stores	5,687	332
Chefs’ Warehouse Holdings * (A)	17,245	319
Chiquita Brands International *	103,500	803
Darling International *	7,100	128
Dole Food * (A)	14,500	158
Elizabeth Arden *	4,310	173
Fresh Del Monte Produce	15,800	426
Fresh Market *	11,494	492
Hain Celestial Group * (A)	5,557	339
J&J Snack Foods	6,900	531
Lancaster Colony (A)	3,700	285
Medifast *	6,533	150
Pilgrim’s Pride *	17,700	163
Post Holdings *	1,100	47
Prestige Brands Holdings, Cl A *	1,400	36
Rite Aid *	74,000	141
Sanderson Farms	2,000	109
Snyders-Lance	6,530	165
Spartan Stores	20,710	363
Spectrum Brands Holdings	6,140	347
SUPERVALU (A)	9,200	46
Susser Holdings *	5,459	279
TreeHouse Foods *	4,444	290
USANA Health Sciences * (A)	4,400	213
Weis Markets	700	28
WhiteWave Foods, Cl A * (A)	16,380	280

		7,273

Energy — 5.9%
Alberta Oilsands *	184,500	9
Approach Resources, Cl A *	3,900	96
Bill Barrett *	5,200	105
Bonanza Creek Energy	7,565	293
Bristow Group (A)	1,800	119
Clayton Williams Energy *	400	18
Cloud Peak Energy *	5,000	94
Comstock Resources *	5,800	94
Contango Oil & Gas	1,500	60
CVR Energy *	1,300	67
Delek US Holdings	15,943	629
Dril-Quip *	11,468	1,000
Energy XXI Bermuda (A)	22,270	606
EPL Oil & Gas *	14,600	391
Forest Oil *	12,000	63
Forum Energy Technologies * (A)	40,435	1,163
Frontline	7,600	18
Goodrich Petroleum *	1,800	28
Green Plains Renewable Energy *	9,100	104
Gulfmark Offshore, Cl A	12,764	497
Gulfport Energy *	23,571	1,080
Halcon Resources, Cl A *	26,000	203
Harvest Natural Resources *	1,900	7
Heckmann * (A)	16,900	73
Helix Energy Solutions Group *	52,310	1,197

Description	Shares	Market Value ($ Thousands)

Hornbeck Offshore Services *	5,458	$254
Key Energy Services *	43,499	351
Knightsbridge Tankers (A)	6,900	57
Kodiak Oil & Gas * (A)	41,366	376
Laredo Petroleum Holdings * (A)	45,406	830
Lufkin Industries	4,250	282
Matador Resources *	29,040	257
Mitcham Industries *	5,900	100
Newpark Resources, Cl A * (A)	9,400	87
Oasis Petroleum *	53,846	2,050
Oceaneering International, Cl A	9,030	600
Oil States International *	4,610	376
Parker Drilling *	36,500	156
PDC Energy, Cl A * (A)	10,685	530
Penn Virginia (A)	38,800	157
PetroQuest Energy *	25,700	114
Pioneer Energy Services *	54,494	449
Rentech	48,500	114
Rosetta Resources * (A)	9,851	469
Ship Finance International (A)	13,200	233
StealthGas *	15,800	189
Stone Energy, Cl A * (A)	5,200	113
SunCoke Energy, Inc. *	1,500	25
Swift Energy, Cl A *	5,700	84
Tesco *	24,800	332
TETRA Technologies *	41,390	425
Triangle Petroleum *	11,200	74
Vaalco Energy *	43,340	329
Western Refining (A)	13,842	490
Willbros Group *	36,800	361

		18,278

Financials — 20.9%
Acadia Realty Trust †	13,875	385
Affiliated Managers Group	4,990	766
American Assets Trust †	11,195	358
American Capital Mortgage Investment †	8,500	220
American Equity Investment Life Holding (A)	29,300	436
Amerisafe	900	32
Amtrust Financial Services (A)	35,989	1,247
Argo Group International Holdings	9,800	406
Ashford Hospitality Trust †	2,400	30
Associated Estates Realty †	29,648	553
Astoria Financial	10,800	107
Banco Latinoamericano de Exportaciones, Cl E	9,300	230
Bancorp *	22,680	314
Bancorpsouth, Cl A (A)	71,153	1,160
Bank of the Ozarks (A)	19,462	863
Banner	35,624	1,134
BBCN Bancorp	6,220	81
Berkshire Hills Bancorp (A)	15,400	393
BGC Partners, Cl A	52,400	218
BlackRock Kelso Capital	25,100	251
Boston Private Financial Holdings	37,050	366
Brandywine Realty Trust †	16,890	251
BRE Properties, Cl A †	4,160	203

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Brookline Bancorp, Cl A	3,800	$35
Campus Crest Communities †	58,900	819
Capital Bank Financial, Cl A *	4,970	85
Cardinal Financial	14,600	265
Cardtronics *	6,120	168
Central Pacific Financial *	50,560	794
Chesapeake Lodging Trust †	16,000	367
Citizens Republic Bancorp *	2,300	52
City Holding	6,000	239
CNO Financial Group	153,520	1,758
CoBiz Financial	37,560	303
Cohen & Steers (A)	8,990	324
Columbia Banking System (A)	19,310	424
Community Bank System (A)	5,400	160
Coresite Realty †	11,355	397
Cousins Properties, Cl A †	3,200	34
Credit Acceptance, Cl A *	700	85
CubeSmart †	31,224	493
CVB Financial	2,100	24
DiamondRock Hospitality †	47,342	441
Douglas Emmett †	15,250	380
Eagle Bancorp *	18,303	401
East West Bancorp	15,850	407
EastGroup Properties †	16,859	981
Education Realty Trust, Cl A †	70,640	744
Employers Holdings	18,400	432
Encore Capital Group *	4,200	127
Endurance Specialty Holdings	1,470	70
EPR Properties, Cl A †	5,650	294
Evercore Partners, Cl A	4,630	193
FBR *	25,575	484
Financial Engines	15,351	556
First American Financial	22,290	570
First BanCorp * (A)	40,650	253
First Cash Financial Services *	672	39
First Commonwealth Financial	77,165	576
First Financial Bancorp (A)	15,650	251
First Horizon National (A)	89,227	953
First Industrial Realty Trust †	5,400	92
First Midwest Bancorp	21,300	283
First Potomac Realty Trust †	2,000	30
FirstMerit, Cl A (A)	15,840	262
Forest City Enterprises, Cl A *	18,475	328
Forestar Group *	2,000	44
Fulton Financial	46,972	550
FXCM, Cl A (A)	27,660	378
Getty Realty † (A)	2,600	53
Glacier Bancorp, Cl A (A)	18,912	359
Glimcher Realty Trust †	17,990	209
Global Indemnity, Cl A *	5,500	128
Government Properties Income Trust, Cl A †	13,800	355
Great American Group *	41,800	6
Hanover Insurance Group, Cl A	14,800	735
Healthcare Realty Trust †	2,200	62
Hercules Technology Growth Capital, Cl A	6,300	77
Highwoods Properties † (A)	11,615	460
Home BancShares	5,100	192
Home Loan Servicing Solutions	13,200	308
Home Properties †	3,350	212
Horace Mann Educators, Cl A	18,800	392
Hudson Pacific Properties †	1,000	22

Description	Shares	Market Value ($ Thousands)

IBERIABANK	9,450	$473
Infinity Property & Casualty	4,100	230
Inland Real Estate †	29,800	301
International Bancshares	7,600	158
Investment Technology Group *	50,387	556
Investors Real Estate Trust †	4,500	44
Janus Capital Group	23,650	222
Jones Lang LaSalle	3,381	336
Kennedy-Wilson Holdings (A)	61,600	955
Kite Realty Group Trust †	30,835	208
Lexington Realty Trust † (A)	96,753	1,142
LTC Properties †	5,100	208
Mack-Cali Realty †	7,900	226
Maiden Holdings	54,800	580
MB Financial	10,785	261
Meadowbrook Insurance Group	122,600	864
Medical Properties Trust †	42,125	676
MGIC Investment * (A)	44,315	219
Montpelier Re Holdings	12,800	334
National Financial Partners * (A)	19,115	429
National Penn Bancshares (A)	48,572	519
National Retail Properties †	7,170	259
Nationstar Mortgage Holdings * (A)	4,700	174
NBT Bancorp	11,400	252
Nelnet, Cl A	24,300	821
Netspend Holdings *	74,320	1,181
Northfield Bancorp	34,350	390
NorthStar Realty Finance † (A)	62,730	595
Northwest Bancshares	7,200	91
Ocwen Financial *	19,700	747
Old National Bancorp, Cl A	25,509	351
Omega Healthcare Investors † (A)	1,000	30
OmniAmerican Bancorp, Cl A *	7,000	177
Oriental Financial Group	24,685	383
Oritani Financial	11,100	172
PacWest Bancorp (A)	33,173	966
Parkway Properties †	20,385	378
Pebblebrook Hotel Trust †	22,034	568
PennantPark Investment (A)	56,403	637
Pennsylvania †	4,800	93
Pinnacle Financial Partners *	3,800	89
Piper Jaffray *	6,600	226
Platinum Underwriters Holdings	8,100	452
Popular *	6,140	169
Potlatch †	6,377	292
Primerica *	6,700	219
PrivateBancorp, Cl A	14,000	265
ProAssurance	16,421	777
Prospect Capital	14,500	158
Prosperity Bancshares (A)	13,425	636
Provident Financial Services	13,700	209
PS Business Parks †	1,900	150
Radian Group	57,720	618
RAIT Financial Trust † (A)	55,770	444
Ramco-Gershenson Properties †	26,500	445
Retail Opportunity Investments †	2,900	41
RLI (A)	6,936	498
RLJ Lodging Trust †	6,100	139
Ryman Hospitality Properties † (A)	9,897	453
Sabra Health Care † (A)	11,600	337
Safeguard Scientifics *	27,626	437

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

SCBT Financial	3,900	$197
Selective Insurance Group	10,726	258
Signature Bank NY, Cl B *	10,720	844
Solar Capital	6,300	148
STAG Industrial †	7,500	160
Starwood Property Trust †	17,500	486
Sterling Financial	17,125	371
Stewart Information Services (A)	11,160	284
Stifel Financial * (A)	20,810	722
Sunstone Hotel Investors * †	47,604	586
Susquehanna Bancshares	100,922	1,254
SVB Financial Group, Cl B *	4,435	315
Symetra Financial	15,900	213
Synovus Financial	129,941	360
Tanger Factory Outlet Centers †	10,090	365
Texas Capital Bancshares *	4,344	176
THL Credit	13,500	202
TICC Capital	36,300	361
Titanium Asset Management PIPE * (B) (C) (D)	6,111	5
Tower Group International	8,231	152
Two Harbors Investment † (A)	29,500	372
UMB Financial	500	25
United Community Banks *	21,900	248
United Financial Bancorp	6,800	103
Validus Holdings	7,300	273
ViewPoint Financial Group	25,500	513
Waddell & Reed Financial, Cl A	9,991	438
Washington Federal	10,430	183
Washington Real Estate Investment Trust †	5,400	150
Webster Financial	10,670	259
Western Alliance Bancorp *	83,687	1,158
Wilshire Bancorp *	38,700	262
Winthrop Realty Trust †	10,200	128
Wintrust Financial (A)	3,069	114
World Acceptance *	100	9
WSFS Financial	7,900	384
Zillow, Cl A * (A)	3,660	200

		67,057

Health Care — 12.6%
Acadia Healthcare, Cl A *	63,857	1,877
Accuray * (A)	146,100	678
Achillion Pharmaceuticals *	16,470	144
Acorda Therapeutics *	6,960	223
Aegerion Pharmaceuticals, Cl A *	10,810	436
Affymax * (A)	87,400	122
Akorn * (A)	42,799	592
Alere * (A)	25,300	646
Align Technology	5,150	173
Alkermes *	2,800	66
AMAG Pharmaceuticals *	7,200	172
Amedisys	14,500	161
Amsurg *	14,254	480
Analogic	4,860	384
Ariad Pharmaceuticals *	31,467	569
Arqule *	19,000	49
Array BioPharma *	27,500	135
ArthroCare	3,300	115
athenahealth * (A)	3,627	352
Auxilium Pharmaceuticals *	3,300	57
AVEO Pharmaceuticals, Cl A *	3,400	25

Description	Shares	Market Value ($ Thousands)

Bio-Reference Labs *	500	$13
BioScrip *	23,425	298
Bruker BioSciences *	23,270	444
Cantel Medical	3,500	105
Celldex Therapeutics, Cl A *	11,927	138
Centene *	8,387	369
Cepheid * (A)	4,630	178
Charles River Laboratories International *	10,200	452
Chemed	3,008	241
Computer Programs & Systems	2,200	119
Conmed	17,780	606
Cubist Pharmaceuticals * (A)	18,938	887
Cyberonics * (A)	7,368	345
DexCom *	30,797	515
Dynavax Technologies *	43,400	96
Emergent Biosolutions *	23,800	333
Emeritus *	23,816	662
Endocyte * (A)	20,200	251
Ensign Group	4,300	144
Exact Sciences *	25,610	251
ExamWorks Group *	18,369	318
Fluidigm *	18,377	340
Furiex Pharmaceuticals *	6,044	227
Gentiva Health Services *	27,400	296
Greatbatch *	14,575	435
Halozyme Therapeutics *	39,220	226
Health Management Associates, Cl A *	34,220	440
Health Net, Cl A *	11,440	327
HealthSouth *	46,235	1,219
HeartWare International *	5,200	460
Hill-Rom Holdings	2,930	103
Hi-Tech Pharmacal	2,500	83
HMS Holdings *	24,844	675
Hyperion Therapeutics *	4,940	128
ICON *	15,329	495
ICU Medical *	12,647	745
Immunogen * (A)	5,000	80
Impax Laboratories *	7,900	122
Imris *	66,577	224
Infinity Pharmaceuticals * (A)	4,175	202
Insulet * (A)	22,365	578
Intercept Pharmaceuticals *	2,395	90
Invacare	28,100	367
IPC The Hospitalist * (A)	9,587	426
Isis Pharmaceuticals * (A)	17,127	290
Jazz Pharmaceuticals *	8,610	481
Keryx Biopharmaceuticals * (A)	38,850	274
LHC Group *	10,400	223
Magellan Health Services *	13,536	644
MAP Pharmaceuticals * (A)	7,400	185
Masimo	14,780	290
Medical Action Industries *	38,800	233
Medicines *	1,700	57
MEDNAX * (A)	10,908	978
MELA Sciences *	5,960	7
Momenta Pharmaceuticals *	15,200	203
Nektar Therapeutics * (A)	34,950	384
Neurocrine Biosciences *	16,900	205
NewLink Genetics * (A)	13,214	162
Novadaq Technologies * (A)	39,570	392
NPS Pharmaceuticals *	10,300	105

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

NuVasive *	1,100	$23
Onyx Pharmaceuticals * (A)	9,390	834
Optimer Pharmaceuticals * (A)	40,162	478
OraSure Technologies *	20,500	111
Orexigen Therapeutics * (A)	75,468	472
Orthofix International *	6,100	219
Pacira Pharmaceuticals *	2,829	82
Parexel International *	18,151	717
PDL BioPharma (A)	60,883	445
Pharmacyclics *	3,090	248
PharMerica *	14,100	197
Pozen * (A)	27,000	142
Providence Service *	6,900	128
Puma Biotechnology *	14,446	482
Repros Therapeutics * (A)	8,330	134
Rigel Pharmaceuticals *	18,500	126
Sagent Pharmaceuticals *	14,980	263
Sangamo Biosciences (A)	—	—
Santarus *	24,800	430
Sciclone Pharmaceuticals *	57,600	265
Select Medical Holdings	15,300	138
Sirona Dental Systems, Cl A *	7,935	585
Spectranetics *	26,371	489
STERIS, Cl A	600	25
Symmetry Medical *	14,800	169
Synageva BioPharma, Cl A *	2,796	154
Syneron Medical *	34,110	349
Synta Pharmaceuticals * (A)	25,010	215
Team Health Holdings *	22,231	809
TESARO * (A)	8,759	192
Threshold Pharmaceuticals *	2,443	11
Threshold Pharmaceuticals, Cl A * (A)	64,197	296
Tornier BV *	17,159	323
Trinity Biotech ADR	3,300	56
Trius Therapeutics *	22,145	151
Unilife * (A)	110,416	241
ViroPharma * (A)	16,205	408
Vocera Communications *	32,110	739
Volcano * (A)	9,386	209
WellCare Health Plans *	20,237	1,173
Wright Medical Group *	900	21
XenoPort *	31,600	226

		40,397

Industrials — 17.1%
AAR	17,449	321
ABM Industries	10,900	242
ACCO Brands * (A)	21,200	142
Actuant, Cl A	58,314	1,786
Acuity Brands	13,185	914
Advisory Board *	18,197	956
Aegean Marine Petroleum Network	35,700	239
Air Lease, Cl A	6,360	186
Air Transport Services Group *	47,700	278
Aircastle	21,100	289
Alaska Air Group *	2,400	154
Albany International, Cl A	6,800	196
Altra Holdings	4,800	131
American Science & Engineering, Cl A	1,000	61
Apogee Enterprises	10,600	307

Description	Shares	Market Value ($ Thousands)

Armstrong World Industries *	7,670	$429
AZZ	1,200	58
Beacon Roofing Supply (A)	13,441	520
Belden	11,905	615
Blount International	6,400	86
Brink’s	18,700	529
Carlisle	15,393	1,043
Cascade	400	26
Chart Industries *	9,500	760
CIRCOR International	5,970	254
Clarcor	8,697	456
Columbus McKinnon *	6,300	121
Consolidated Graphics *	7,088	277
Con-way	4,490	158
Corporate Executive Board	8,963	521
Cubic	8,778	375
Curtiss-Wright	4,690	163
Deluxe	9,858	408
DigitalGlobe *	25,699	743
DXP Enterprises *	3,870	289
Dycom Industries *	56,575	1,114
EMCOR Group	34,269	1,453
EnerSys * (A)	8,795	401
ESCO Technologies	12,079	493
Esterline Technologies *	12,100	916
Exponent	4,200	227
Flow International *	50,300	197
Fortune Brands Home & Security *	16,175	605
Franklin Electric	1,656	56
FreightCar America, Cl A	1,800	39
FTI Consulting * (A)	23,688	892
G&K Services	18,050	822
Generac Holdings	11,780	416
General Cable *	14,300	524
Genesee & Wyoming, Cl A *	17,721	1,650
Geo Group †	4,000	151
Global Power Equipment Group	18,600	328
Graco	8,960	520
GrafTech International * (A)	25,500	196
Granite Construction	3,000	95
Great Lakes Dredge & Dock	24,500	165
H&E Equipment Services	8,550	174
HEICO (A)	7,743	336
Hexcel, Cl A *	68,543	1,988
ICF International, Cl A *	17,000	462
IDEX	9,880	528
Insperity, Cl A	6,200	176
Interface, Cl A	47,450	912
John Bean Technologies, Cl A	10,200	212
Kadant	12,152	304
Kelly Services, Cl A	1,300	24
Keyw Holding, Cl A * (A)	28,615	462
Kforce	12,900	211
Kirby *	11,600	891
Layne Christensen *	500	11
Lennox International	5,519	350
Lincoln Electric Holdings	10,610	575
Lindsay (A)	4,603	406
Manitowoc (A)	9,770	201
Marten Transport	15,740	317
MasTec * (A)	7,920	231
Meritor *	11,100	52

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Middleby *	8,018	$1,220
Mine Safety Appliances	2,000	99
Mistras Group *	15,520	376
Mobile Mini *	10,050	296
Moog, Cl A *	11,983	549
MSC Industrial Direct, Cl A	6,080	521
Mueller Water Products, Cl A	28,000	166
MYR Group *	14,700	361
NACCO Industries, Cl A	2,000	107
Navigant Consulting *	23,300	306
Northwest Pipe *	11,530	323
Old Dominion Freight Line, Cl A *	35,510	1,357
Orbital Sciences *	14,000	234
Orion Marine Group *	34,800	346
PRGX Global *	23,200	161
Primoris Services	16,944	375
Proto Labs *	1,730	85
Quanex Building Products	3,700	60
Rand Logistics *	10,500	64
RBC Bearings *	8,330	421
Resources Connection	16,200	206
Rexnord *	15,190	322
Rush Enterprises, Cl A * (A)	25,151	607
Saia *	18,855	682
Scorpio Tankers *	76,700	684
Silver Bay Realty Trust †	1,446	30
Simpson Manufacturing (A)	13,494	413
Skywest	2,200	35
Spirit Airlines *	27,025	685
Standex International (A)	7,117	393
Steelcase, Cl A	43,793	645
Sun Hydraulics	100	3
Swift Transportation, Cl A *	80,840	1,146
Sykes Enterprises *	6,400	102
TAL International Group (A)	5,510	250
Taser International *	25,700	204
Team *	200	8
Teledyne Technologies *	4,340	340
Tetra Tech *	11,984	365
Thermon Group Holdings *	12,808	284
TMS International, Cl A *	34,000	449
Trex * (A)	16,454	809
TrueBlue *	27,504	581
Tutor Perini *	30,900	596
United Rentals * (A)	11,350	624
US Airways Group * (A)	2,800	48
US Ecology	19,594	520
USG * (A)	11,640	308
Valmont Industries	3,790	596
Wabash National *	61,330	623
Wabtec	3,910	399
WageWorks *	11,389	285
Watsco	6,138	517
Woodward	4,510	179

		55,481

Information Technology — 16.3%
ACI Worldwide *	4,020	196
Active Network * (A)	9,100	38
Actuate *	28,100	169
Acxiom *	19,655	401
Adtran (A)	18,186	357
Advanced Energy Industries *	12,600	231

Description	Shares	Market Value ($ Thousands)

Arris Group * (A)	32,843	$564
Aruba Networks (A)	51,319	1,270
Aspen Technology *	37,236	1,202
Atmel	39,425	274
ATMI *	2,000	45
Benchmark Electronics *	2,500	45
Black Box	5,300	116
Blucora	16,300	252
BroadSoft * (A)	15,310	405
Brooks Automation	35,260	359
Cadence Design Systems * (A)	70,275	979
Calix *	21,300	174
Cavium * (A)	49,565	1,924
Ceva, Cl A *	4,300	67
CIBER *	114,300	537
Ciena * (A)	49,369	790
CommVault Systems *	6,820	559
Computer Task Group	7,200	154
Compuware *	25,260	316
comScore *	1,000	17
Comtech Telecommunications	1,000	24
Concur Technologies * (A)	3,551	244
Convergys	2,500	43
Cornerstone OnDemand * (A)	13,336	455
CoStar Group * (A)	9,472	1,037
Cray *	14,700	341
CSG Systems International *	10,100	214
Dealertrack Technologies *	49,060	1,441
Demandware * (A)	25,810	654
Dice Holdings * (A)	5,400	55
Digi International *	39,700	355
Digital River *	6,900	98
Diodes *	10,500	220
EarthLink	78,500	425
Electronics for Imaging *	3,070	78
Ellie Mae *	8,600	207
Emulex *	26,000	170
Entegris *	64,780	639
Envestnet *	35,067	614
ExactTarget * (A)	16,273	379
Exar *	53,800	565
ExlService Holdings *	18,189	598
Extreme Networks *	16,100	54
Fabrinet *	400	6
Fairchild Semiconductor International *	70,572	998
FEI	2,880	186
Finisar * (A)	22,270	294
FleetMatics Group * (A)	16,264	394
FormFactor *	31,900	150
Forrester Research	2,596	82
Fortinet *	25,940	614
Fusion-io * (A)	13,190	216
Genpact	20,430	372
Global Cash Access Holdings *	29,100	205
Guidewire Software, Cl Z *	30,101	1,157
Harmonic, Cl A *	18,900	109
Heartland Payment Systems	8,220	271
Hittite Microwave, Cl A *	12,583	762
Imperva *	10,021	386
Infinera *	30,834	216
Infoblox * (A)	54,221	1,177
Inphi *	52,838	552

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Integrated Device Technology *	130,215	$973
Interactive Intelligence Group *	10,869	482
Intermec *	12,200	120
Internap Network Services *	55,487	519
Intersil, Cl A	40,283	351
IntraLinks Holdings, Cl A *	24,453	156
InvenSense, Cl A * (A)	35,996	384
Ixia *	7,959	172
j2 Global (A)	9,925	389
Limelight Networks *	75,200	155
Littelfuse	4,180	284
LivePerson *	24,522	333
Loral Space & Communications	3,000	186
LTX-Credence *	25,433	154
Manhattan Associates *	6,600	490
MAXIMUS	2,577	206
Mentor Graphics	23,188	419
Micrel	4,400	46
Mindspeed Technologies * (A)	65,032	217
Model N *	11,150	221
Monolithic Power Systems	6,977	170
Move *	21,800	260
MTS Systems, Cl A	800	46
Nanometrics *	2,800	40
Netscout Systems *	900	22
NetSuite * (A)	3,217	258
Newport *	5,200	88
ON Semiconductor *	46,600	386
OpenTable * (A)	7,413	467
OSI Systems *	12,106	754
Palo Alto Networks * (A)	3,110	176
Photronics *	53,474	357
Plantronics	9,757	431
Plexus *	9,214	224
PLX Technology *	25,500	116
Power-One * (A)	23,800	99
Procera Networks *	5,500	65
Progress Software *	10,845	247
PROS Holdings *	1,000	27
PTC *	55,592	1,417
QLogic *	9,800	113
Quantum * (A)	183,721	235
Rogers *	5,493	262
Ruckus Wireless * (A)	15,020	315
Saba Software *	45,200	359
Sanmina *	35,915	408
Sapient *	1,200	15
Seachange International *	12,700	151
Semtech *	25,600	906
ServiceSource International * (A)	29,730	210
Silicon Image *	5,700	28
Silicon Laboratories *	4,560	189
SolarWinds *	12,736	753
Sonus Networks *	132,117	342
Sourcefire * (A)	12,409	735
Spansion, Cl A *	9,200	118
Splunk *	7,450	298
SPS Commerce *	12,109	517
STEC *	14,200	63
SYNNEX * (A)	12,636	468
Take-Two Interactive Software, Cl A *	38,209	617
Tangoe * (A)	34,740	431

Description	Shares	Market Value ($ Thousands)

TeleTech Holdings *	2,700	$57
Tellabs, Cl A	87,400	183
Teradyne * (A)	22,105	358
Travelzoo *	6,000	128
TriQuint Semiconductor *	84,735	428
Trulia * (A)	11,850	372
Tyler Technologies *	2,400	147
Ultimate Software Group *	2,729	284
Ultra Clean Holdings *	30,646	199
Unisys *	5,500	125
United Online	51,800	312
Veeco Instruments *	10,786	413
Vishay Intertechnology * (A)	40,065	545
Vocus *	1,100	16
Volterra Semiconductor *	5,300	75
WEX *	5,634	442

		52,022

Materials — 3.3%
Alpha Natural Resources * (A)	12,900	106
Boise	21,200	183
Buckeye Technologies	9,827	294
Carpenter Technology	7,805	385
Century Aluminum *	10,200	79
Chemtura *	5,200	112
Commercial Metals, Cl A	9,360	148
Ferro *	19,100	129
Glatfelter	4,400	103
Globe Specialty Metals	9,100	127
GSE Holding *	62,000	512
H.B. Fuller	13,965	546
Haynes International	1,800	99
Headwaters, Cl A *	9,700	106
Horsehead Holding * (A)	17,300	188
Innospec	7,800	345
Kaiser Aluminum (A)	10,810	699
Kapstone Paper and Packaging	9,210	256
Koppers Holdings	600	26
Kraton Performance Polymers *	4,200	98
LSB Industries *	5,800	202
Materion	1,600	46
Metals USA Holdings	3,200	66
Minerals Technologies	17,412	723
Myers Industries	3,700	52
Noranda Aluminum Holding	44,400	199
PolyOne	78,763	1,923
Quaker Chemical	6,876	406
RTI International Metals *	21,073	668
Schnitzer Steel Industries, Cl A (A)	2,800	75
Schulman A	8,100	256
Sensient Technologies	12,070	472
Silgan Holdings	7,854	371
Wausau Paper	4,600	50
Worthington Industries (A)	15,345	475

		10,525

Telecommunication Services — 0.2%
Boingo Wireless * (A)	38,540	213
magicJack VocalTec * (A)	1,900	27
NTELOS Holdings	3,300	42
tw telecom, Cl A *	8,510	214
Vonage Holdings *	30,200	87

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

		$583

Utilities — 2.1%
ALLETE	12,255	601
American States Water	2,500	144
Cadiz * (A)	27,300	185
Chesapeake Utilities	5,576	273
Cleco	9,010	424
Dynegy * (A)	3,600	86
El Paso Electric, Cl A	11,060	372
Empire District Electric	10,200	228
NorthWestern	14,125	563
Otter Tail	4,000	125
Piedmont Natural Gas (A)	10,300	339
PNM Resources	36,589	852
Portland General Electric	4,600	139
South Jersey Industries, Cl A	6,365	354
Southwest Gas	8,484	403
UIL Holdings (A)	11,020	436
UNS Energy	5,000	245
Vectren	10,496	372
WGL Holdings	9,651	425

		6,566

Total Common Stock (Cost $248,033) ($ Thousands)		303,072

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Growth Index Fund (A)	6,089	656

iShares Russell 2000 Value Index Fund (A)	19,200	1,609

Total Exchange Traded Funds (Cost $1,977) ($ Thousands)		2,265

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 * (B)	12,911	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics (B)	45,500	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 19.3%
SEI Liquidity Fund, L.P., 0.120% * * † † (E)	61,621,197	61,621

Total Affiliated Partnership (Cost $61,621) ($ Thousands)		61,621

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% * * † †	20,334,735	$20,335

Total Cash Equivalent (Cost $20,335) ($ Thousands)		20,335

U.S. TREASURY OBLIGATIONS (F) (G) — 0.2%
U.S. Treasury Bills
0.086%, 06/27/13	$645	645
0.060%, 07/25/13	13	13

Total U.S. Treasury Obligations (Cost $658) ($ Thousands)		658

Total Investments — 121.2% (Cost $332,624) ($ Thousands)		$387,951

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number Of Contracts	Expiration Date	Unrealized Appreciation) ($ Thousands)
Russell 2000 Index E-MINI	90	Jun-2013	$302

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $320,045. ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $59,978 ($ Thousands).

(B)	Securities considered illiquid. The total market value of such securities as of March 31, 2013 was $5 ($ Thousands) and represented 0.00% of Net Assets.

(C)	Securities considered restricted. The total market value of such securities as of March 31, 2013 was $5 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2013 was $5 ($ Thousands) and represented 0.00% of Net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2013 was $61,621 ($ Thousands).

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$302,882	$190	$—	$303,072
Exchange Traded Funds	2,265	—	—	2,265
Right	—	—	—	—
Warrants	—	—	—	—
U.S. Treasury Obligations	—	658	—	658
Affiliated Partnership	61,621	—	—	61,621
Cash Equivalent	20,335	—	—	20,335

Total Investments in Securities	$387,103	$848	$—	$387,951

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$302	$—	$—	$302

Total Other Financial Instruments	$302	$—	$—	$302

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or has been rounded to $0

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Consumer Discretionary — 10.4%
Aaron’s	7,580	$218
Aeropostale *	21,992	299
American Greetings, Cl A (A)	11,800	190
America’s Car-Mart *	7,000	327
ANN	19,285	560
Arbitron	3,100	145
Belo, Cl A	51,480	506
Big Lots	25,310	893
Bob Evans Farms (A)	7,800	332
Bravo Brio Restaurant Group *	35,400	560
Cabela’s *	8,231	500
Callaway Golf (A)	50,087	332
Carmike Cinemas *	4,800	87
Cato, Cl A	15,700	379
CEC Entertainment	14,600	478
Cheesecake Factory (A)	7,060	273
Childrens Place Retail Stores *	6,995	314
Coinstar * (A)	22,100	1,291
Columbia Sportswear (A)	5,831	337
Cooper Tire & Rubber	35,064	900
Core-Mark Holding, Cl A	6,498	333
Cracker Barrel Old Country Store	5,100	412
CSS Industries	24,100	626
Dana Holding	35,835	639
Destination XL Group *	83,500	425
DreamWorks Animation SKG, Cl A * (A)	53,500	1,014
Drew Industries	6,510	236
Ethan Allen Interiors (A)	15,664	516
Express *	28,251	503
Federal Mogul, Cl A *	28,800	174
Genesco *	5,160	310
Ignite Restaurant Group *	33,000	484
Insight Enterprises *	27,600	569
JAKKS Pacific (A)	27,461	288
Jones Group (A)	35,900	457
JOS A Bank Clothiers * (A)	16,900	674
Journal Communications, Cl A *	98,000	659
K12 * (A)	21,400	516
Krispy Kreme Doughnuts *	54,580	788
Libbey *	98,900	1,912
Life Time Fitness * (A)	7,505	321
Matthews International, Cl A (A)	63,244	2,207
MDC Partners, Cl A	135,000	2,183
Men’s Wearhouse	29,213	976
Meredith (A)	19,610	750
Movado Group	6,890	231
Nutrisystem	21,200	180
Oxford Industries, Cl A (A)	11,492	610
Pep Boys-Manny Moe & Jack	29,945	353
Pier 1 Imports (A)	34,395	791
Pinnacle Entertainment *	38,765	567
Regis (A)	72,764	1,323
Rent-A-Center	45,300	1,673
Ryland Group (A)	7,360	306
Scholastic, Cl B	22,200	592
Scientific Games, Cl A *	26,586	233
Sinclair Broadcast Group, Cl A	27,300	553
Skechers U.S.A., Cl A * (A)	31,200	660

Description	Shares	Market Value ($ Thousands)

Stage Stores	27,100	$701
Standard Motor Products	17,300	479
Starwood Hotels & Resorts Worldwide	3,150	201
Steven Madden *	6,400	276
Tempur-Pedic International *	9,665	480
Tenneco *	6,960	274
Universal Electronics *	16,100	374
Vail Resorts (A)	10,365	646
Wet Seal, Cl A *	65,400	198
WMS Industries * (A)	45,400	1,145

		39,739

Consumer Staples — 2.8%
Casey’s General Stores (A)	6,208	362
Central Garden and Pet, Cl A *	17,880	147
Chiquita Brands International *	135,900	1,054
Darling International *	47,928	861
Dole Food * (A)	116,120	1,266
Elizabeth Arden *	5,750	231
Fresh Del Monte Produce	19,500	526
Ingles Markets, Cl A	28,600	614
Ingredion	9,040	654
J&J Snack Foods	6,585	506
Nash Finch	10,700	210
Pantry *	28,253	352
Prestige Brands Holdings, Cl A *	11,892	306
Sanderson Farms (A)	7,724	422
Snyders-Lance	8,710	220
Spartan Stores	45,783	804
Spectrum Brands Holdings	4,590	260
TreeHouse Foods *	7,211	470
Universal (A)	12,200	683
USANA Health Sciences * (A)	8,900	430
Weis Markets	4,700	191

		10,569

Energy — 5.4%
Approach Resources, Cl A *	8,800	217
Berry Petroleum, Cl A (A)	1,905	88
Bill Barrett *	11,400	231
Bonanza Creek Energy	9,255	358
Cloud Peak Energy *	67,600	1,270
Comstock Resources * (A)	37,700	613
Delek US Holdings	11,800	466
EPL Oil & Gas *	13,400	359
Era Group *	4,700	99
Forest Oil *	34,500	181
Forum Energy Technologies * (A)	8,330	240
Goodrich Petroleum * (A)	18,663	292
Gulfmark Offshore, Cl A	42,402	1,652
Gulfport Energy *	12,336	565
Halcon Resources, Cl A *	34,710	270
Heckmann * (A)	37,400	161
Helix Energy Solutions Group *	32,350	740
Key Energy Services *	123,277	996
Lufkin Industries (A)	10,405	691
McDermott International *	40,340	443
Newpark Resources, Cl A * (A)	73,500	682
Oasis Petroleum *	17,170	654
Parker Drilling *	184,500	790
REX American Resources *	9,900	219
Rosetta Resources *	4,630	220

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

SEACOR Holdings, Cl A	4,700	$346
StealthGas *	34,900	418
Superior Energy Services *	16,800	436
Swift Energy, Cl A * (A)	30,046	445
Tesoro	15,100	884
TETRA Technologies *	50,675	520
Tidewater, Cl A (A)	20,600	1,040
Unit *	33,900	1,544
USEC * (A)	134,800	50
W&T Offshore (A)	20,200	287
Western Refining (A)	21,900	776
World Fuel Services (A)	37,800	1,501

		20,744

Financials — 33.6% ‡
1st Source	28,650	679
Acadia Realty Trust †	16,990	472
Access National	2,600	43
Allied World Assurance Holdings *	5,600	519
Alterra Capital Holdings	7,370	232
American Assets Trust †	13,710	439
American Capital Mortgage Investment †	18,900	489
American Equity Investment Life Holding (A)	90,000	1,340
American National Bankshares	1,600	35
Ameris Bancorp *	5,094	73
Amtrust Financial Services (A)	9,629	334
Anworth Mortgage Asset †	147,500	934
Apartment Investment & Management, Cl A †	19,765	606
Ashford Hospitality Trust †	31,900	394
Aspen Insurance Holdings	9,700	374
Associated Estates Realty †	13,010	242
Astoria Financial	1,250	12
AvalonBay Communities	6,519	826
Bancfirst	2,400	100
Banco Latinoamericano de Exportaciones, Cl E	42,900	1,061
Bancorp *	3,250	45
Bancorpsouth, Cl A (A)	99,984	1,630
Bank Mutual	12,400	69
Bank of Kentucky Financial	1,300	36
Bank of Marin Bancorp	1,300	52
Bank of the Ozarks (A)	19,115	848
BankFinancial	3,450	28
Banner	22,680	722
BBCN Bancorp	31,590	413
Beneficial Mutual Bancorp *	8,400	87
Berkshire Bancorp	450	4
Berkshire Hills Bancorp	32,445	829
BioMed Realty Trust †	25,500	551
BlackRock Kelso Capital	52,500	525
Boston Private Financial Holdings (A)	70,263	694
Boston Properties †	9,035	913
Brandywine Realty Trust †	67,450	1,002
Bridge Capital Holdings *	400	6
Bryn Mawr Bank	2,750	64
C&F Financial	300	12
Camden National	12,900	427

Description	Shares	Market Value ($ Thousands)

Campus Crest Communities †	99,300	$1,380
Cape Bancorp	1,550	14
Capital Bank Financial, Cl A *	6,630	114
Capital City Bank Group *	2,800	35
CapLease †	91,100	580
Capstead Mortgage †	27,400	351
Cardinal Financial	15,515	282
Cardtronics *	8,150	224
Cathay General Bancorp	14,650	295
CBL & Associates Properties †	35,067	828
Center Bancorp, Cl A	2,100	26
Central Pacific Financial *	62,700	984
Charter Financial	1,000	13
Chemical Financial	7,150	189
Citizens & Northern	2,050	40
Citizens Republic Bancorp *	6,123	138
City Holding	4,100	163
CNB Financial	1,550	26
CNO Financial Group	276,280	3,163
CoBiz Financial	57,550	465
Colonial Properties Trust † (A)	19,108	432
Columbia Banking System (A)	23,010	506
CommonWealth †	18,100	406
Community Bank System (A)	2,100	62
Community Trust Bancorp	13,300	453
Coresite Realty †	6,795	238
CVB Financial (A)	23,550	265
Dime Community Bancshares	13,600	195
Douglas Emmett †	10,450	261
Dynex Capital †	33,400	357
Eagle Bancorp *	46,565	1,019
East West Bancorp	19,395	498
EastGroup Properties †	13,825	805
Education Realty Trust, Cl A †	88,694	934
Employers Holdings	62,326	1,462
Encore Capital Group *	9,400	283
Endurance Specialty Holdings	32,941	1,575
Enterprise Bancorp	1,100	19
Enterprise Financial Services	4,500	65
EPR Properties, Cl A †	5,670	295
Equity One, Cl A †	26,950	646
Equity Residential † (A)	25,450	1,401
EverBank Financial, Cl A	13,350	206
Evercore Partners, Cl A	6,180	257
Extra Space Storage †	6,736	265
FBR *	56,600	1,072
Federal Agricultural Mortgage, Cl C	3,250	100
Federal Realty Investment Trust †	1,550	167
Federated Investors, Cl B (A)	17,775	421
Fidelity Southern *	1,515	17
Financial Institutions	3,250	65
First Bancorp	4,700	63
First BanCorp * (A)	36,080	225
First Busey	18,650	85
First Community Bancshares (A)	25,445	403
First Defiance Financial	2,750	64
First Financial	4,150	131
First Financial Bancorp (A)	17,350	278
First Financial Bankshares, Cl A (A)	2,150	104
First Financial Holdings	9,592	201

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

First Horizon National (A)	100,479	$1,073
First Interstate Bancsystem, Cl A	6,150	116
First Merchants	19,350	299
First Midwest Bancorp	119,243	1,584
First of Long Island	450	13
FirstMerit, Cl A (A)	61,802	1,022
Flushing Financial	53,925	913
FNB (Pennsylvania)	24,650	298
Forest City Enterprises, Cl A *	22,605	402
Franklin Financial	600	11
Fulton Financial	67,280	787
FXCM, Cl A (A)	46,070	630
General Growth Properties †	26,782	532
German American Bancorp	800	18
GFI Group	63,000	210
Glacier Bancorp, Cl A	4,100	78
Glimcher Realty Trust †	24,010	279
Global Indemnity, Cl A *	12,200	283
Government Properties Income Trust, Cl A †	15,400	396
Great American Group *	91,900	14
Great Southern Bancorp	2,900	71
Hancock Holding, Cl A	38,330	1,185
Hanmi Financial *	14,900	238
Hanover Insurance Group, Cl A	39,853	1,980
Hatteras Financial †	26,100	716
HCP †	18,562	925
Health Care † (A)	13,250	900
Heritage Commerce *	3,350	23
Heritage Financial	2,200	32
Heritage Financial Group	1,400	20
Heritage Oaks Bancorp *	2,700	15
Highwoods Properties † (A)	18,605	736
Home Bancorp *	1,100	20
Home BancShares	7,600	286
Home Federal Bancorp	3,050	39
Home Loan Servicing Solutions	36,850	860
Horace Mann Educators, Cl A	55,943	1,167
Horizon Bancorp	2,675	54
Hospitality Properties Trust †	12,900	354
Host Hotels & Resorts †	42,606	745
Hudson Valley Holding	4,416	66
IBERIABANK	11,613	581
Infinity Property & Casualty	11,731	659
International Bancshares (A)	26,705	555
Investors Bancorp, Cl A	18,127	340
Kennedy-Wilson Holdings	136,600	2,119
Kimco Realty † (A)	17,450	391
Lakeland Bancorp	3,971	39
Lakeland Financial	5,500	147
Lexington Realty Trust † (A)	151,808	1,791
Macerich †	11,661	751
Mack-Cali Realty † (A)	31,611	904
Maiden Holdings	121,900	1,291
MainSource Financial Group (A)	59,957	842
MB Financial	15,000	363
Meadowbrook Insurance Group	271,200	1,912
Medical Properties Trust †	13,920	223
Mercantile Bank	1,800	30
Metro Bancorp *	2,900	48
MetroCorp Bancshares *	3,100	31
MFA Financial †	139,740	1,302

Description	Shares	Market Value ($ Thousands)

Mid-America Apartment Communities †	10,094	$697
MidWestOne Financial Group	1,050	25
Montpelier Re Holdings	23,800	620
NASB Financial *	400	8
National Bankshares, Cl A (A)	950	33
National Financial Partners * (A)	23,415	525
National Penn Bancshares (A)	35,464	379
National Retail Properties † (A)	8,790	318
Nationstar Mortgage Holdings * (A)	10,400	384
NBT Bancorp	3,300	73
Nelnet, Cl A	56,000	1,893
Northfield Bancorp	75,887	862
Northrim BanCorp	150	3
Northwest Bancshares	20,425	259
OceanFirst Financial	31,900	460
Ocwen Financial *	54,950	2,084
Old National Bancorp, Cl A	98,634	1,356
OmniAmerican Bancorp, Cl A *	15,400	389
Oriental Financial Group	43,186	670
Pacific Continental	3,050	34
PacWest Bancorp (A)	52,226	1,520
Peapack Gladstone Financial	1,350	20
Pebblebrook Hotel Trust †	26,979	696
Pennsylvania †	20,800	403
PennyMac Mortgage Investment Trust †	23,500	608
Peoples Bancorp	2,650	59
PHH * (A)	21,700	476
PICO Holdings *	29,700	659
Pinnacle Financial Partners *	11,150	260
Platinum Underwriters Holdings	51,157	2,855
Popular *	32,390	894
Preferred Bank *	2,250	36
PrivateBancorp, Cl A	48,850	924
ProAssurance	23,365	1,106
ProLogis † (A)	29,294	1,171
Prosperity Bancshares (A)	22,050	1,045
Protective Life	14,200	508
Provident Financial Holdings	5,950	101
Provident Financial Services	18,200	278
Public Storage †	8,057	1,227
Radian Group (A)	15,000	161
RAIT Financial Trust † (A)	9,799	78
Regency Centers †	6,331	335
Reinsurance Group of America, Cl A	9,734	581
Renasant (A)	7,500	168
Republic Bancorp, Cl A (A)	29,705	673
Rockville Financial	651	8
S&T Bancorp (A)	8,900	165
Safeguard Scientifics *	33,802	534
Sandy Spring Bancorp	2,000	40
SCBT Financial (A)	13,200	665
Selective Insurance Group	13,133	315
Sierra Bancorp	2,700	36
Simon Property Group †	12,144	1,926
SL Green Realty † (A)	5,842	503
Southside Bancshares (A)	12,800	269
Southwest Bancorp *	6,000	75
StanCorp Financial Group (A)	7,800	334

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Starwood Property Trust †	28,500	$791
State Bank Financial	9,200	151
StellarOne, Cl A	5,850	94
Sterling Financial	7,200	156
Suffolk Bancorp *	3,350	48
Sunstone Hotel Investors * † (A)	22,800	281
Susquehanna Bancshares	147,294	1,831
SY Bancorp, Cl A	2,600	59
Symetra Financial	33,900	455
Synovus Financial	82,905	230
TCF Financial (A)	38,157	571
Territorial Bancorp	1,700	40
Texas Capital Bancshares *	5,793	234
THL Credit	30,000	449
Tompkins Financial	2,550	108
Tower Group International	18,109	334
Tree.com	4,200	78
Trico Bancshares	4,450	76
Trustmark	5,350	134
Two Harbors Investment †	44,100	556
UDR †	29,150	705
UMB Financial (A)	2,550	125
Umpqua Holdings	9,800	130
Union First Market Bankshares	34,245	670
United Bankshares (A)	3,400	90
United Community Banks *	69,700	790
United Financial Bancorp	17,950	273
Univest Corp of Pennsylvania	2,800	49
Validus Holdings	26,200	979
Ventas †	9,019	660
ViewPoint Financial Group	35,400	712
Virginia Commerce Bancorp *	6,200	87
Vornado Realty Trust †	7,950	665
Washington Banking	2,900	40
Washington Federal	13,880	243
Washington Trust Bancorp	2,850	78
Waterstone Financial *	2,950	24
Webster Financial	20,570	499
Weingarten Realty Investors † (A)	11,650	368
WesBanco	8,250	198
West Bancorporation	2,350	26
Western Alliance Bancorp *	95,560	1,323
Wilshire Bancorp *	52,300	355
Winthrop Realty Trust †	50,600	637
Wintrust Financial (A)	8,200	304
WSFS Financial	20,450	995
Zions Bancorporation (A)	27,522	688

		128,654

Health Care — 4.8%
Accuray * (A)	283,700	1,317
Akorn * (A)	15,140	209
Alere * (A)	56,100	1,432
Amsurg *	25,821	869
Analogic	3,420	270
Cambrex *	29,700	380
Charles River Laboratories International *	16,460	729
Conmed	35,915	1,223
Enzon Pharmaceuticals	21,800	83
Five Star Quality Care *	56,519	378
Greatbatch *	36,890	1,102

Description	Shares	Market Value ($ Thousands)

HealthSouth *	27,380	$722
Hill-Rom Holdings	12,020	423
Hi-Tech Pharmacal	7,400	245
ICON *	26,276	848
Invacare (A)	50,500	659
Kindred Healthcare *	25,100	264
Magellan Health Services *	12,745	606
Masimo	11,110	218
Medical Action Industries *	88,000	528
MEDNAX * (A)	12,096	1,084
Merit Medical Systems *	14,700	180
Orthofix International *	8,800	316
Owens & Minor (A)	11,000	358
PDL BioPharma (A)	48,900	357
PerkinElmer	14,027	472
PharMerica *	35,300	494
Providence Service *	17,000	314
Questcor Pharmaceuticals (A)	7,800	254
Sciclone Pharmaceuticals *	42,500	196
Select Medical Holdings	48,950	441
Skilled Healthcare Group, Cl A *	64,200	422
Symmetry Medical *	32,800	376
Team Health Holdings *	9,660	352
Trinity Biotech ADR	7,300	123

		18,244

Industrials — 17.6%
AAR	14,000	257
ABM Industries	24,100	536
ACCO Brands * (A)	46,800	313
Actuant, Cl A	35,746	1,095
Aegean Marine Petroleum Network	79,100	531
Air Lease, Cl A (A)	8,490	249
Air Transport Services Group *	105,900	617
Aircastle	56,200	769
Alamo Group	8,928	342
Alaska Air Group *	11,300	723
Alliant Techsystems	11,900	862
Ampco-Pittsburgh	21,328	403
Astec Industries	16,800	587
Atlas Air Worldwide Holdings *	18,100	738
Beacon Roofing Supply (A)	7,000	271
Belden	27,991	1,446
Blount International	14,200	190
Brady, Cl A	14,852	498
Brink’s	41,400	1,170
Chart Industries *	2,760	221
CIRCOR International	9,930	422
Columbus McKinnon *	15,400	296
Comfort Systems USA	31,500	444
Consolidated Graphics *	11,500	450
Con-way	5,990	211
CRA International *	15,900	356
Cubic	18,686	798
Curtiss-Wright	46,091	1,599
Deluxe	19,000	786
EMCOR Group	69,128	2,930
Encore Wire	11,500	403
EnPro Industries * (A)	8,238	422
ESCO Technologies	14,777	604
Esterline Technologies *	3,860	292

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Flow International *	111,300	$435
Franklin Electric	2,890	97
FTI Consulting * (A)	87,015	3,277
G&K Services	31,990	1,456
General Cable *	13,224	484
Geo Group †	8,300	312
Global Power Equipment Group	41,100	724
GrafTech International * (A)	56,500	434
Granite Construction	19,900	634
Great Lakes Dredge & Dock	54,200	365
H&E Equipment Services	9,660	197
Harsco	11,400	282
Hawaiian Holdings * (A)	64,900	374
Hyster-Yale Materials Handling	11,000	628
ICF International, Cl A *	37,700	1,025
IDEX	4,378	234
Interface, Cl A	39,998	769
ITT	24,400	694
John Bean Technologies, Cl A	11,600	241
Kadant	38,723	968
Kaman, Cl A	6,500	231
KAR Auction Services	25,266	506
Kaydon	43,347	1,109
LB Foster, Cl A	5,700	252
Manitowoc (A)	14,970	308
MasTec * (A)	10,570	308
Miller Industries	22,200	356
Moog, Cl A *	14,679	673
Mueller Industries	6,200	330
NACCO Industries, Cl A	6,900	368
Navigant Consulting *	34,600	455
NN, Cl A *	26,300	249
Northwest Pipe *	14,130	395
Orbital Sciences *	38,950	650
Orion Marine Group * (A)	147,187	1,463
PRGX Global *	52,400	364
Proto Labs *	2,310	113
Quad (A)	27,500	658
Rand Logistics *	25,900	159
Republic Airways Holdings * (A)	21,500	248
Ryder System	34,910	2,086
Scorpio Tankers * (A)	169,800	1,515
Silver Bay Realty Trust †	2,161	45
Skywest	40,400	648
Spirit Aerosystems Holdings, Cl A *	15,900	302
Spirit Airlines *	31,800	806
Steelcase, Cl A	52,200	769
Swift Transportation, Cl A *	23,300	330
Sykes Enterprises * (A)	60,000	957
TAL International Group (A)	22,235	1,007
Teledyne Technologies *	10,222	802
Teleflex	6,398	541
Terex *	11,341	390
Tetra Tech *	76,629	2,336
TMS International, Cl A *	75,100	991
Towers Watson, Cl A	22,585	1,566
Trex *	4,960	244
Trimas *	16,840	547
Triumph Group	9,740	765
TrueBlue *	30,400	643
Tutor Perini *	109,800	2,119

Description	Shares	Market Value ($ Thousands)

VSE	13,900	$347
Wabash National *	66,000	671
Watts Water Technologies,Cl A (A)	12,461	598
WESCO International * (A)	6,796	493
Woodward	24,314	967

		67,141

Information Technology — 11.2%
ACI Worldwide *	5,350	261
Acxiom *	24,050	491
Adtran (A)	98,183	1,929
Advanced Energy Industries *	19,300	353
Amkor Technology (A)	99,500	398
Arrow Electronics, Cl A *	25,500	1,036
Atmel	48,270	336
Benchmark Electronics *	57,700	1,040
Black Box (A)	12,300	268
CACI International, Cl A * (A)	31,416	1,818
Cadence Design Systems *	32,640	455
CIBER *	253,000	1,189
Coherent	8,307	471
Computer Task Group	15,700	336
Comtech Telecommunications	14,021	341
Convergys	22,288	379
CSG Systems International *	34,100	723
CTS	27,000	282
Diebold	66,171	2,006
Digi International *	88,000	786
Diodes *	23,600	495
EarthLink	187,935	1,019
Electronics for Imaging *	4,100	104
Emulex *	60,675	396
Entegris *	63,260	624
Exar *	116,700	1,225
FEI	3,830	247
Genpact	25,000	455
GT Advanced Technologies * (A)	61,400	202
Heartland Payment Systems	7,900	260
Imation * (A)	30,500	117
Inphi *	24,653	258
Integrated Device Technology *	80,881	604
Intermec *	3,600	35
Intersil, Cl A	101,900	888
IntraLinks Holdings, Cl A *	29,936	190
InvenSense, Cl A * (A)	12,880	137
Itron *	6,400	297
Ixia *	10,627	230
j2 Global (A)	12,160	477
Lender Processing Services	13,300	339
Lexmark International, Cl A	28,900	763
Liquidity Services * (A)	18,698	557
Logitech International (A)	3,800	27
Manhattan Associates *	4,340	322
Mentor Graphics	15,600	282
MicroStrategy, Cl A *	7,800	788
Monolithic Power Systems	8,536	208
MTS Systems, Cl A	4,900	285
Multi-Fineline Electronix *	16,100	248
Nanometrics *	26,200	378
ON Semiconductor *	57,015	472
OSI Systems *	4,710	293

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Park Electrochemical	12,700	$322
Photronics *	86,000	575
Plantronics	9,100	402
Power-One * (A)	64,300	267
Progress Software *	46,650	1,063
PTC *	47,772	1,218
Pulse Electronics, Cl A * (A)	36,300	15
QLogic *	73,400	851
RF Micro Devices, Cl A *	129,201	687
Rudolph Technologies *	27,400	323
Saba Software *	100,000	795
Seachange International *	28,100	334
Semtech *	7,890	279
Silicon Laboratories *	6,090	252
SYNNEX * (A)	10,600	392
Take-Two Interactive Software, Cl A *	14,520	234
Tangoe *	17,840	221
Tech Data *	34,900	1,592
TeleCommunication Systems, Cl A *	102,300	228
Tessco Technologies (A)	12,000	260
Ultra Clean Holdings *	37,391	243
Ultratech *	39,800	1,573
United Online (A)	88,200	532
Vishay Intertechnology * (A)	32,757	446
Volterra Semiconductor *	14,900	212
Websense *	45,000	675
Zebra Technologies, Cl A *	11,438	539

		42,650

Materials — 5.0%
Allegheny Technologies	12,574	399
Alpha Natural Resources * (A)	32,700	268
Boise	66,700	577
Buckeye Technologies (A)	11,000	329
Commercial Metals, Cl A	12,490	198
Compass Minerals International, Cl A	8,987	709
Cytec Industries	4,639	344
Glatfelter	31,100	727
Globe Specialty Metals	20,200	281
Greif, Cl A	10,437	560
GSE Holding *	137,800	1,138
H.B. Fuller	51,990	2,032
Horsehead Holding * (A)	28,900	315
Innophos Holdings	9,074	495
Innospec	9,000	399
Intrepid Potash (A)	17,139	322
Kraton Performance Polymers *	3,700	87
LSB Industries *	9,500	330
Minerals Technologies	23,565	978
Neenah Paper, Cl A	17,900	551
Olin	22,300	562
OM Group *	13,500	317
Owens-Illinois *	19,706	525
PolyOne (A)	39,805	972
RTI International Metals * (A)	31,181	988
Schnitzer Steel Industries, Cl A (A)	30,200	805
Schweitzer-Mauduit International	8,200	318
Scotts Miracle-Gro, Cl A (A)	9,695	419

Description	Shares	Market Value ($ Thousands)

Sensient Technologies	37,228	$1,455
Silgan Holdings	18,157	858
Stepan	8,400	530
Worthington Industries (A)	14,400	446

		19,234

Telecommunication Services — 0.5%
Atlantic Telegraph-Network	13,200	640
Iridium Communications * (A)	32,400	195
Neutral Tandem	41,800	137
tw telecom, Cl A *	10,425	262
USA Mobility	28,700	381
Vonage Holdings *	134,300	388

		2,003

Utilities — 3.2%
ALLETE	15,475	759
American States Water	5,400	311
Avista	8,900	244
Cadiz * (A)	60,400	408
Chesapeake Utilities	6,801	334
Cleco	29,115	1,369
Dynegy * (A)	9,300	223
Empire District Electric	22,800	511
Great Plains Energy	51,809	1,201
Idacorp, Cl A	12,255	592
NorthWestern	13,500	538
Piedmont Natural Gas (A)	22,700	746
PNM Resources	20,890	487
Portland General Electric	65,991	2,001
Southwest Gas	10,395	493
UIL Holdings (A)	19,500	772
UNS Energy	6,670	326
Westar Energy	7,854	261
WGL Holdings	11,825	522

		12,098

Total Common Stock (Cost $322,327) ($ Thousands)		361,076

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Index Fund (A)	14,480	1,365
iShares Russell 2000 Value Index Fund (A)	37,200	3,118

		4,483

Total Exchange Traded Funds (Cost $4,043) ($ Thousands)		4,483

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 * (B)	12,327	—

Total Warrants (Cost $—) ($Thousands)		—

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 17.9%
SEI Liquidity Fund, L.P., 0.120%(C) * * † †	68,371,773	$68,372

Total Affiliated Partnership (Cost $68,372) ($ Thousands)		68,372

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% * * † †	16,228,138	16,228

Total Cash Equivalent (Cost $16,228) ($ Thousands)		16,228

U.S. TREASURY OBLIGATIONS (C)(D) — 0.2%
U.S. Treasury Bills
0.086%, 06/27/13	$734	734

Total U.S. Treasury Obligations (Cost $734) ($ Thousands)		734

Total Investments — 118.0% (Cost $411,704) ($ Thousands)		$450,893

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	72	Jun-2013	$227

For the year ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $382,165 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $66,440 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2013 was $68,372 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$361,076	$—	$—	$361,076
Exchange Traded Funds	4,483	—	—	4,483
Warrant	—	—	—	—
U.S. Treasury Obligation	—	734	—	734
Affiliated Partnership	68,372	—	—	68,372
Cash Equivalent	16,228	—	—	16,228

Total Investments in Securities	$450,159	$734	$—	$450,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$227	$—	$—	$227

Total Other Financial Instruments	$227	$—	$—	$227

*	Futures contracts are value at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0

For the year ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 16.3%
America’s Car-Mart *	5,600	$262
Ameristar Casinos	1,600	42
ANN	10,500	305
Arctic Cat *	39,031	1,706
Biglari Holdings *	410	153
BJ’s Restaurants * (A)	9,447	314
Boyd Gaming *	6,100	50
Bravo Brio Restaurant Group *	16,600	263
Bright Horizons Family Solutions *	21,626	731
Brunswick	7,408	253
Cabela’s *	17,770	1,080
Capella Education *	15,200	473
Carmike Cinemas *	15,900	288
Carter’s *	19,815	1,135
Cato, Cl A	18,206	440
Childrens Place Retail Stores *	17,834	799
Conn’s * (A)	52,101	1,870
Cooper Tire & Rubber	28,300	726
Core-Mark Holding, Cl A	14,500	744
CROCS *	14,000	207
Dana Holding	10,400	186
Deckers Outdoor * (A)	13,900	774
Destination Maternity	11,600	271
Dick’s Sporting Goods	10,375	491
DineEquity	700	48
Domino’s Pizza	11,200	576
Dorman Products (A)	6,219	231
Drew Industries	1,400	51
Express *	20,900	372
Five Below * (A)	20,275	768
Francesca’s Holdings * (A)	63,868	1,831
GameStop, Cl A (A)	12,059	337
Gordmans Stores *	46,610	546
Grand Canyon Education *	53,145	1,349
hhgregg, Cl A * (A)	21,700	240
Hibbett Sports * (A)	40,378	2,272
HomeAway *	45,599	1,482
Hot Topic	20,900	290
HSN, Cl A	445	24
Jack in the Box *	17,487	605
K12 * (A)	53,700	1,295
La-Z-Boy, Cl Z	900	17
Lions Gate Entertainment * (A)	2,400	57
LKQ *	27,194	592
Lumber Liquidators Holdings * (A)	23,118	1,623
Maidenform Brands *	49,915	875
Monro Muffler (A)	29,805	1,184
Morgans Hotel Group *	94,000	557
Movado Group	11,300	379
Multimedia Games Holding *	35,800	747
National CineMedia	131,230	2,071
Nutrisystem (A)	24,600	209
Orient-Express Hotels, Cl A *	45,964	453
Oxford Industries, Cl A (A)	5,996	318
Pandora Media * (A)	32,320	458
Panera Bread, Cl A *	3,793	627
Papa John’s International, Cl A *	16,600	1,026

Description	Shares	Market Value ($ Thousands)

PetMed Express (A)	55,800	$749
Pier 1 Imports (A)	18,648	429
Pinnacle Entertainment *	3,000	44
Pool	2,500	120
Quiksilver *	160,277	973
ReachLocal *	61,600	922
Red Robin Gourmet Burgers *	18,848	860
Scientific Games, Cl A *	6,102	53
Shutterfly *	14,587	644
Six Flags Entertainment	9,675	701
Smith & Wesson Holding * (A)	64,300	579
SodaStream International * (A)	18,656	926
Sonic *	25,000	322
Sotheby’s	11,265	422
Standard-Pacific * (A)	25,131	217
Steiner Leisure *	3,800	184
Tenneco *	4,900	193
Tesla Motors * (A)	8,671	329
TRI Pointe Homes *	15,295	308
Ulta Salon Cosmetics & Fragrance *	1,685	137
Vail Resorts (A)	5,210	325
Valassis Communications (A)	4,500	134
Vitamin Shoppe *	19,738	964
Winnebago Industries *	9,400	194
Wolverine World Wide (A)	60,782	2,697
Zumiez * (A)	10,257	235

		50,734

Consumer Staples — 2.9%
Annie’s *	12,439	476
Casey’s General Stores (A)	25,333	1,477
Chefs’ Warehouse Holdings *	24,555	453
Darling International *	19,100	343
Fresh Market *	10,541	451
J&J Snack Foods	5,300	407
Lancaster Colony (A)	13,403	1,032
Medifast *	30,367	696
Pilgrim’s Pride *	74,400	684
Prestige Brands Holdings, Cl A *	25,800	663
Rite Aid *	500,100	950
Sanderson Farms (A)	2,300	126
Spectrum Brands Holdings	1,100	62
USANA Health Sciences * (A)	12,100	585
WD-40	900	50
WhiteWave Foods, Cl A * (A)	25,879	442

		8,897

Energy — 5.3%
Berry Petroleum, Cl A (A)	4,700	218
Clayton Williams Energy *	2,800	122
CVR Energy *	2,400	124
Delek US Holdings	8,110	320
Dresser-Rand Group *	21,492	1,325
Dril-Quip *	25,538	2,226
Endeavour International * (A)	67,900	200
Energy XXI Bermuda (A)	24,774	674
Forum Energy Technologies * (A)	29,597	851
Goodrich Petroleum * (A)	24,300	380
Harvest Natural Resources *	2,200	8
Hornbeck Offshore Services *	3,194	148
ION Geophysical *	10,100	69
Key Energy Services *	18,763	152

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Kodiak Oil & Gas *	4,300	$39
Laredo Petroleum Holdings * (A)	68,253	1,248
Matador Resources *	40,430	358
Mitcham Industries *	16,400	278
Oasis Petroleum * (A)	67,513	2,570
Oceaneering International, Cl A	12,900	857
Oil States International *	6,563	535
Pioneer Energy Services *	29,484	243
Rentech	110,900	261
Rosetta Resources *	3,727	177
Targa Resources	5,480	372
Vaalco Energy * (A)	100,460	763
W&T Offshore (A)	4,600	65
Western Refining (A)	17,100	606
Willbros Group *	53,600	526
World Fuel Services (A)	21,472	853

		16,568

Financials — 6.4%
Acadia Realty Trust †	6,800	189
Affiliated Managers Group	7,456	1,145
Alexander’s † (A)	600	198
Amtrust Financial Services (A)	18,520	642
Bank of the Ozarks (A)	2,491	110
Banner	7,231	230
BRE Properties, Cl A †	6,427	313
Cardtronics *	12,275	337
Cohen & Steers (A)	14,096	509
Credit Acceptance, Cl A *	2,800	342
Douglas Emmett †	24,035	599
EastGroup Properties †	7,406	431
Employers Holdings	2,000	47
Encore Capital Group * (A)	17,300	521
Financial Engines (A)	44,459	1,610
First Cash Financial Services *	1,028	60
Glimcher Realty Trust †	22,200	258
Greenhill	3,200	171
Highwoods Properties † (A)	9,300	368
Home Properties † (A)	5,197	330
IBERIABANK	12,320	616
Jones Lang LaSalle	1,978	197
MarketAxess Holdings	14,011	522
Montpelier Re Holdings	34,000	886
MSCI, Cl A *	14,875	505
National Health Investors †	2,700	177
Netspend Holdings *	43,482	691
Ocwen Financial *	1,300	49
Omega Healthcare Investors † (A)	15,300	464
PennantPark Investment	62,823	709
Portfolio Recovery Associates *	2,300	292
Potlatch †	6,523	299
PS Business Parks †	2,300	181
Ryman Hospitality Properties † (A)	3,487	160
Signature Bank NY, Cl B *	15,954	1,257
Sovran Self Storage †	4,100	264
Stifel Financial *	30,734	1,066
Strategic Hotels & Resorts * †	24,000	200
Sun Communities † (A)	3,700	183
SVB Financial Group, Cl B *	6,314	448
Tanger Factory Outlet Centers †	5,916	214

Description	Shares	Market Value ($ Thousands)

Texas Capital Bancshares *	4,700	$190
Titanium Asset Management PIPE (B) (F)	140,900	111
Value Creation (B) (F)	145,600	75
WisdomTree Investments *	65,870	685
World Acceptance * (A)	3,800	326
Zillow, Cl A * (A)	5,871	321

		19,498

Health Care — 18.9%
Abaxis	1,600	76
Acadia Healthcare, Cl A *	77,467	2,277
Accuray * (A)	63,300	294
Achillion Pharmaceuticals * (A)	63,299	553
Acorda Therapeutics *	17,885	573
Aegerion Pharmaceuticals, Cl A *	16,152	652
Affymax * (A)	158,600	220
Akorn * (A)	44,769	619
Align Technology (A)	7,320	245
Alkermes *	16,600	394
Alnylam Pharmaceuticals *	4,500	110
AMAG Pharmaceuticals *	27,000	644
Analogic	12,100	956
Arena Pharmaceuticals * (A)	23,300	191
Ariad Pharmaceuticals *	50,438	912
Arqule *	57,700	149
Array BioPharma *	92,200	454
ArthroCare	13,100	455
athenahealth * (A)	9,237	896
AVEO Pharmaceuticals, Cl A *	21,000	154
Bio-Reference Labs * (A)	13,400	348
BioScrip *	13,705	174
Bruker BioSciences *	36,790	703
Cantel Medical	6,600	198
Celldex Therapeutics, Cl A *	18,377	213
Centene *	4,907	216
Cepheid * (A)	6,595	253
Chemed	7,192	575
Computer Programs & Systems	7,800	422
Conceptus * (A)	44,630	1,078
Cubist Pharmaceuticals * (A)	28,371	1,328
Cyberonics * (A)	6,610	309
DexCom *	18,018	301
Dynavax Technologies * (A)	159,300	354
Emergent Biosolutions *	36,300	507
Emeritus *	37,778	1,050
Endocyte * (A)	39,000	486
Endologix *	70,640	1,141
Ensign Group	5,400	180
Exact Sciences * (A)	31,824	312
ExamWorks Group *	76,757	1,330
Fluidigm * (A)	45,004	833
Furiex Pharmaceuticals *	3,536	132
Halozyme Therapeutics *	66,407	383
Health Net, Cl A *	17,945	514
HealthSouth *	12,864	339
HeartWare International *	7,390	654
Hi-Tech Pharmacal	1,900	63
HMS Holdings *	14,535	395
Hyperion Therapeutics *	7,040	182
ICON *	21,804	704
ICU Medical *	13,338	786
Immunogen * (A)	18,000	289

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Impax Laboratories *	23,535	$363
Imris *	111,657	376
Incyte * (A)	23,303	546
Infinity Pharmaceuticals * (A)	11,229	544
Insulet * (A)	35,416	916
Intercept Pharmaceuticals *	3,160	118
IPC The Hospitalist * (A)	13,642	607
Ironwood Pharmaceuticals, Cl A *	2,306	42
Isis Pharmaceuticals * (A)	10,020	170
Jazz Pharmaceuticals *	12,260	685
Keryx Biopharmaceuticals * (A)	22,730	160
LHC Group *	6,800	146
MAP Pharmaceuticals * (A)	11,345	284
Masimo	45,675	896
MedAssets *	8,300	160
Medicines * (A)	8,100	271
MEDNAX * (A)	8,526	764
MELA Sciences *	14,300	17
Momenta Pharmaceuticals * (A)	36,300	484
MWI Veterinary Supply *	1,400	185
Nektar Therapeutics * (A)	59,954	659
Neurocrine Biosciences *	20,100	244
NewLink Genetics * (A)	7,748	95
Novadaq Technologies * (A)	118,871	1,178
NPS Pharmaceuticals * (A)	13,327	136
NuVasive *	19,000	405
Onyx Pharmaceuticals * (A)	13,864	1,232
Optimer Pharmaceuticals * (A)	34,789	414
OraSure Technologies *	20,900	113
Orexigen Therapeutics * (A)	82,330	515
Orthofix International *	14,200	509
Pacira Pharmaceuticals *	4,101	118
Parexel International *	16,220	641
PDL BioPharma (A)	149,000	1,089
Pharmacyclics * (A)	11,990	964
Pozen * (A)	53,600	282
Puma Biotechnology *	21,747	726
Quidel * (A)	41,508	986
Repros Therapeutics * (A)	11,790	190
Rigel Pharmaceuticals *	31,300	213
Sagent Pharmaceuticals *	26,412	463
Santarus *	49,800	863
Sciclone Pharmaceuticals *	116,900	538
Seattle Genetics * (A)	14,029	498
Sirona Dental Systems, Cl A *	11,281	832
Spectranetics *	15,429	286
Synageva BioPharma, Cl A *	12,817	704
Syneron Medical *	62,667	641
Synta Pharmaceuticals * (A)	38,918	335
Team Health Holdings *	21,841	795
Techne, Cl A	16,875	1,145
TESARO * (A)	12,467	274
Threshold Pharmaceuticals, Cl A * (A)	89,180	411
Tornier BV *	26,939	508
Trius Therapeutics *	12,956	89
Unilife * (A)	172,572	376
ViroPharma * (A)	12,566	316
Vocera Communications *	47,820	1,100
Volcano * (A)	49,793	1,108
WellCare Health Plans *	20,311	1,177

Description	Shares	Market Value ($ Thousands)

XenoPort *	76,300	$546

		59,024

Industrials — 20.9%
Acacia Research	9,800	296
Actuant, Cl A	29,297	897
Acuity Brands	20,163	1,398
Advisory Board *	21,040	1,105
Alaska Air Group *	10,600	678
Altra Holdings	8,000	218
American Science & Engineering, Cl A	5,100	311
AO Smith	1,300	95
Applied Industrial Technologies, Cl A	12,900	581
Armstrong World Industries *	12,116	677
AZZ	1,200	58
Beacon Roofing Supply	4,798	185
Belden	2,900	150
Brink’s	5,600	158
Carlisle	23,070	1,564
Cascade	1,500	98
Chart Industries *	10,590	847
CIRCOR International	3,400	144
Clarcor	8,689	455
Corporate Executive Board	5,544	323
DigitalGlobe *	14,702	425
DXP Enterprises *	4,837	361
Dycom Industries *	69,508	1,369
EnerSys * (A)	11,700	533
Exponent	12,300	663
Fortune Brands Home & Security *	25,621	959
Forward Air	2,800	104
FuelCell Energy * (A)	79,400	75
Generac Holdings	18,613	658
Genesee & Wyoming, Cl A *	21,103	1,965
Graco	14,210	825
GrafTech International * (A)	146,081	1,122
Great Lakes Dredge & Dock	6,300	43
H&E Equipment Services (A)	9,900	202
Heico, Cl A	41,216	1,414
HEICO (A)	12,168	528
Heritage-Crystal Clean * (A)	48,500	732
Hexcel, Cl A *	65,373	1,897
Hub Group, Cl A *	29,480	1,134
Huron Consulting Group *	2,700	109
IDEX	14,070	752
Insperity, Cl A	16,900	479
Interface, Cl A	44,410	854
John Bean Technologies, Cl A	11,500	239
Keyw Holding, Cl A * (A)	40,752	657
Kforce	37,900	621
Kirby *	16,877	1,296
Landstar System	20,854	1,191
Lennox International	3,229	205
Lincoln Electric Holdings	15,090	818
Lindsay	4,659	411
Marten Transport	30,246	609
Meritor *	38,800	183
Middleby *	12,042	1,832
Mine Safety Appliances	7,000	347

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Mistras Group *	22,633	$548
Mobile Mini *	5,880	173
MSC Industrial Direct, Cl A	9,631	826
Mueller Water Products, Cl A	86,300	512
MYR Group *	25,900	636
Nordson	13,771	908
Old Dominion Freight Line, Cl A *	45,686	1,745
Polypore International * (A)	40,015	1,608
Primoris Services	21,900	484
RBC Bearings *	11,914	602
Resources Connection	64,516	819
Rexnord * (A)	23,846	506
Ritchie Bros. Auctioneers (A)	58,820	1,276
RPX *	8,200	116
Rush Enterprises, Cl B *	3,210	66
Rush Enterprises, Cl A * (A)	39,864	962
Saia *	28,335	1,025
Sauer-Danfoss	1,200	70
Simpson Manufacturing (A)	20,563	629
Spirit Airlines *	41,200	1,045
Standard Parking *	46,638	965
Standex International	7,200	397
Steelcase, Cl A	63,270	932
Stratasys * (A)	11,675	866
Sun Hydraulics	3,600	117
Swift Transportation, Cl A *	18,852	267
Taser International *	39,900	317
Teledyne Technologies *	2,200	173
Tennant	14,290	694
Thermon Group Holdings *	18,220	405
Trex * (A)	27,707	1,363
TrueBlue *	70,865	1,498
United Rentals * (A)	16,170	889
US Airways Group * (A)	29,600	502
US Ecology	11,464	304
USG * (A)	6,811	180
Valmont Industries	5,405	850
Wabtec	18,114	1,850
WageWorks *	6,663	167
Watsco	9,707	817
WESCO International * (A)	17,573	1,276

		65,235

Information Technology — 22.7%
Active Network * (A)	38,400	161
Actuate *	71,300	428
Amtech Systems *	2,400	9
Anixter International (A)	3,600	252
Arris Group * (A)	5,500	95
Aruba Networks (A)	76,681	1,897
Aspen Technology *	61,899	1,999
ATMI *	19,200	431
Blackbaud, Cl A	50,216	1,488
Blucora	49,600	768
Broadridge Financial Solutions	81,005	2,012
BroadSoft * (A)	23,313	617
Cadence Design Systems *	62,090	865
Calix *	38,900	317
Cavium * (A)	56,689	2,200
Ceva, Cl A *	24,900	388
Ciena * (A)	43,068	690
CommVault Systems *	10,108	829

Description	Shares	Market Value ($ Thousands)

Concur Technologies * (A)	5,515	$379
Constant Contact *	900	12
Cornerstone OnDemand * (A)	31,491	1,074
CoStar Group * (A)	15,691	1,718
Cray *	32,400	752
CSG Systems International *	31,600	670
Dealertrack Technologies *	64,940	1,908
Demand Media *	16,500	142
Demandware * (A)	38,577	978
Dice Holdings * (A)	45,400	460
DTS *	33,075	550
Ebix (A)	1,800	29
Ellie Mae *	11,100	267
Envestnet *	128,349	2,247
Euronet Worldwide *	41,405	1,091
ExactTarget * (A)	23,173	539
ExlService Holdings *	14,442	475
Extreme Networks *	59,900	202
Fair Isaac	5,300	242
Fairchild Semiconductor International *	54,473	770
Finisar * (A)	31,720	418
FleetMatics Group * (A)	23,157	562
Fortinet *	38,658	915
Fusion-io * (A)	20,481	335
Global Cash Access Holdings *	81,600	575
Glu Mobile * (A)	43,500	130
Guidewire Software, Cl Z *	39,805	1,530
Heartland Payment Systems	15,300	504
Hittite Microwave, Cl A *	14,035	850
Imperva * (A)	15,756	607
Infinera *	47,710	334
Infoblox * (A)	55,075	1,195
Inphi *	53,651	561
Interactive Intelligence Group *	6,359	282
Internap Network Services *	32,463	304
International Rectifier * (A)	79,628	1,684
InvenSense, Cl A * (A)	15,414	165
Littelfuse	4,400	298
LivePerson *	98,037	1,331
Loral Space & Communications	5,300	328
Manhattan Associates *	11,400	847
Marin Software *	6,895	113
MAXIMUS	9,908	792
Measurement Specialties *	31,304	1,245
Mentor Graphics (A)	3,600	65
Micrel	20,900	220
Mindspeed Technologies * (A)	38,048	127
Model N *	20,980	416
MoneyGram International *	3,600	65
Monotype Imaging Holdings	5,700	135
Move *	73,900	883
MTS Systems, Cl A	3,400	198
Netscout Systems *	14,400	354
NetSuite * (A)	5,011	401
NIC	3,600	69
OpenTable * (A)	11,697	737
OSI Systems *	5,612	350
Palo Alto Networks * (A)	4,777	270
Plantronics	8,310	367
Plexus *	2,600	63
PLX Technology *	38,900	177

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Power Integrations (A)	3,800	$165
Procera Networks *	30,100	358
PROS Holdings *	4,000	109
PTC *	39,992	1,019
QLogic *	14,800	172
Quantum * (A)	293,443	376
RealD * (A)	81,475	1,059
RealPage * (A)	67,316	1,394
Rogers *	6,414	305
Ruckus Wireless * (A)	23,599	495
Saba Software *	4,000	32
Sapient *	9,300	113
Semtech *	28,150	996
ServiceSource International * (A)	56,252	398
Silicon Image *	104,700	509
SolarWinds *	18,863	1,115
Sonus Networks *	137,608	356
Sourcefire * (A)	12,433	736
Splunk *	11,658	467
SPS Commerce *	7,084	302
SS&C Technologies Holdings * (A)	58,914	1,766
SunPower, Cl A *	31,800	367
Take-Two Interactive Software, Cl A *	43,075	696
Tangoe *	12,503	155
Teradyne * (A)	31,460	510
Travelzoo *	20,700	442
Trulia * (A)	18,638	585
Tyler Technologies *	15,713	962
Ultimate Software Group *	1,597	166
Ultratech *	3,700	146
Unisys * (A)	34,900	794
Veeco Instruments * (A)	19,861	761
VistaPrint * (A)	22,392	865
Volterra Semiconductor *	33,000	469
WEX *	3,296	259
Yelp, Cl A *	26,065	618

		70,790

Materials — 2.3%
American Vanguard, Cl B	14,400	440
Axiall	4,400	273
Chemtura *	25,300	547
Haynes International	5,800	321
Headwaters, Cl A *	67,700	738
Innospec	18,400	815
Intrepid Potash (A)	82,480	1,547
Kaiser Aluminum (A)	2,127	137
Koppers Holdings	8,000	352
LSB Industries *	3,100	108
Materion	1,900	54
Metals USA Holdings	10,700	221
Myers Industries	30,600	427
Neenah Paper, Cl A	3,000	92
Noranda Aluminum Holding	85,700	385
PolyOne	42,530	1,038

		7,495

Telecommunication Services — 0.2%
Boingo Wireless * (A)	70,845	391
magicJack VocalTec * (A)	22,000	308

		699

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.1%
American States Water	2,900	$167
Genie Energy, Cl B	9,400	86

		253

Total Common Stock (Cost $266,168) ($ Thousands)		299,193

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Growth Index Fund (A)	3,542	381

Total Exchange Traded Fund (Cost $375) ($ Thousands)		381

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 * (D)	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 25.8%
SEI Liquidity Fund, L.P., 0.120% * * † † (C)	80,540,894	80,542

Total Affiliated Partnership (Cost $80,542) ($ Thousands)		80,542

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% * * † †	12,023,075	12,023

Total Cash Equivalent (Cost $12,023) ($ Thousands)		12,023

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.086%, 06/27/13	$471	471

Total U.S. Treasury Obligations (Cost $471) ($ Thousands)		471

Total Investments — 126.0% (Cost $359,579) ($ Thousands)		$392,610

A list of the open futures contracts held by the Fund at March 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	83	Jun-2013	$41

For the year ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $311,682 ($Thousands).

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2013

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust

††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $78,442 ($ Thousands)
(B)	Securities considered illiquid and restricted. The total market value of such securities as of March 31, 2013 was $186 ($Thousands) and represented 0.06% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2013 was $80,541 ($Thousands).

(D)	Security or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2013 was $186 ($Thousands) and represented 0.06% of Net Assets.

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$298,724	$395	$75	$299,193
Exchange Traded Fund	381	—	—	381
Warrant	—	—	—	—
U.S. Treasury Obligation	—	471	—	471
Affiliated Partnership	80,541	—	—	80,542
Cash Equivalent	12,023	—	—	12,023

Total Investments in Securities	$391,669	$866	$75	$392,610

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$41	$—	$—	$41

Total Other Financial Instruments	$41	$—	$—	$41

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the year ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended March 31, 2013, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 15.3%
Aaron’s	2,100	$60
Abercrombie & Fitch, Cl A	2,943	136
Aeropostale *	14,340	195
AFC Enterprises, Ser 2011-9A *	7,450	271
Allison Transmission Holdings	24,160	580
AMC Networks, Cl A *	717	45
American Axle & Manufacturing Holdings *	3,600	49
American Eagle Outfitters *	4,348	81
American Greetings, Cl A	14,200	229
America’s Car-Mart *	1,300	61
Ameristar Casinos	1,300	34
ANN	16,702	485
Apollo Group, Cl A	1,600	28
Arbitron	800	38
Asbury Automotive Group	2,900	106
Ascena Retail Group *	3,400	63
Ascent Media, Cl A	1,500	112
Autoliv	7,000	484
Autonation *	1,905	83
Bally Technologies *	3,100	161
Barnes & Noble *	2,584	43
Belo, Cl A	56,011	551
Big Lots	24,235	855
Biglari Holdings *	90	34
BJ’s Restaurants *	1,500	50
Bloomin’ Brands *	28,530	510
Bob Evans Farms	1,700	72
Body Central *	2,110	20
Boyd Gaming *	3,600	30
Bright Horizons Family Solutions *	19,024	643
Brinker International	7,200	271
Brown Shoe	2,700	43
Brunswick	2,100	72
Buffalo Wild Wings *	14,821	1,297
Burger King Worldwide	31,280	597
Cabela’s *	28,208	1,715
Cable Satisfaction	2,700	—
Cablevision Systems, Cl A	5,644	85
Callaway Golf	27,535	182
Capella Education *	700	22
Carter’s *	2,200	126
Cato, Cl A	9,700	234
CEC Entertainment	7,300	239
Central European Media Enterprises, Cl A *	700	3
Cheesecake Factory	15,540	600
Chico’s FAS	5,500	92
Childrens Place Retail Stores *	6,945	311
Cinemark Holdings	1,125	33
Coinstar *	1,200	70
Columbia Sportswear	3,706	215
Conn’s *	19,974	717
Cooper Tire & Rubber	24,621	632
Core-Mark Holding, Cl A	6,451	331
Cracker Barrel Old Country Store	600	48
CROCS *	900	13

Description	Shares	Market Value ($ Thousands)

CSS Industries	649	$17
Ctrip.com International ADR *	16,308	349
Dana Holding	15,545	277
Darden Restaurants	6,717	347
Deckers Outdoor *	1,000	56
DeVry	1,000	32
Dick’s Sporting Goods	11,067	524
Digital Generation *	800	5
Dillard’s, Cl A	2,985	234
DineEquity	800	55
Dollar General *	8,183	414
Domino’s Pizza	2,231	115
DR Horton	22,655	551
DreamWorks Animation SKG, Cl A *	600	11
DSW, Cl A	18,504	1,181
Dunkin’ Brands Group	2,386	88
Entercom Communications *	1,583	12
Ethan Allen Interiors	9,713	320
Exide Technologies *	2,925	8
Express *	16,101	287
Fifth & Pacific *	527	10
Five Below *	19,938	755
FNB United Corp *	2,954	29
Foot Locker, Cl A	3,237	111
Fossil, Cl A *	1,503	145
Francesca’s Holdings *	63,654	1,824
GameStop, Cl A	12,600	352
Gannett	18,400	402
Genesco *	5,125	308
Gentex	2,600	52
Gentherm *	3,300	54
GNC Holdings, Cl A	679	27
Goodyear Tire & Rubber *	6,100	77
Grand Canyon Education *	31,135	791
Group 1 Automotive	1,724	104
Guess?, Cl 3	1,400	35
Hanesbrands *	32,212	1,468
Harley-Davidson, Cl A	6,728	358
Harman International Industries, Cl A	8,600	384
Harte-Hanks	35,212	274
Hasbro	9,623	423
Helen of Troy *	2,400	92
Hibbett Sports *	21,809	1,227
Hillenbrand	2,500	63
HomeAway *	31,002	1,008
Hot Topic	4,814	67
HSN, Cl A	9,760	535
Iconix Brand Group *	1,300	34
Insight Enterprises *	9,500	196
International Game Technology	24,300	401
International Speedway, Cl A	900	29
Interpublic Group	34,400	448
iRobot *	11,900	305
Isle of Capri Casinos *	3,300	21
ITT Educational Services *	700	10
JAKKS Pacific	10,339	108
Jarden *	23,185	994
John Wiley & Sons, Cl A	900	35

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Jones Group	21,722	$276
JOS A Bank Clothiers *	1,000	40
Journal Communications, Cl A *	39,400	265
K12 *	1,000	24
KB Home	8,833	192
Krispy Kreme Doughnuts *	54,210	783
Lamar Advertising, Cl A *	1,300	63
Lear	14,642	803
Leggett & Platt	2,000	68
Lennar, Cl A	2,600	108
Libbey *	11,000	213
Life Time Fitness *	8,250	353
Lincoln Educational Services	8,900	52
Lions Gate Entertainment *	10,321	245
Lithia Motors, Cl A	1,589	75
Live Nation *	5,200	64
LKQ *	30,177	657
Luby’s *	2,388	18
Lumber Liquidators Holdings *	13,161	924
Madison Square Garden, Cl A *	1,900	110
Matthews International, Cl A	10,132	353
MDC Holdings	2,000	73
Men’s Wearhouse	18,751	627
Meredith	12,635	483
Meritage Homes *	1,800	84
Modine Manufacturing *	2,100	19
Mohawk Industries *	1,400	158
Monro Muffler	1,600	64
Morgans Hotel Group *	3,749	22
Morningstar, Cl A	300	21
National CineMedia	39,297	620
National Presto Industries	100	8
NetFlix *	1,303	247
New York Times, Cl A *	14,227	139
Newell Rubbermaid, Cl B	18,112	473
NVR *	100	108
Office Depot *	11,200	44
OfficeMax	6,223	72
Orient-Express Hotels, Cl A *	44,576	439
Oxford Industries, Cl A	4,859	258
Pandora Media *	79,070	1,120
Panera Bread, Cl A *	4,167	689
Penn National Gaming *	1,300	71
Penske Auto Group, Cl A	1,800	60
Pep Boys-Manny Moe & Jack	32,945	388
PetSmart	5,077	315
Pier 1 Imports	52,852	1,216
Pinnacle Entertainment *	38,495	563
Polaris Industries	1,672	155
Pool	2,100	101
PulteGroup *	22,329	452
PVH	1,370	146
Quiksilver *	34,480	209
RadioShack	17,600	59
Red Robin Gourmet Burgers *	800	36
Regal Entertainment Group, Cl A	1,592	27
Regis	42,932	781
Rent-A-Center	6,400	236
Royal Caribbean Cruises	9,636	320
Ruby Tuesday *	3,000	22

Description	Shares	Market Value ($ Thousands)

rue21 *	15,895	$467
Ruth’s Chris Steak House *	1,450	14
Ryland Group	2,100	87
Saks *	3,587	41
Sally Beauty Holdings *	2,242	66
Samsonite International	324,300	811
Sauer-Danfoss	1,700	99
Scholastic, Cl B	4,931	131
Scientific Games, Cl A *	14,621	128
Select Comfort *	1,100	22
Service International	6,700	112
Shutterfly *	7,753	342
Signet Jewelers	3,000	201
Sinclair Broadcast Group, Cl A	15,200	308
Six Flags Entertainment	156	11
Skechers U.S.A., Cl A *	6,512	138
Snap-on	800	66
Sotheby’s	1,400	52
Stage Stores	17,500	453
Standard-Pacific *	53,150	459
Steven Madden *	16,235	700
Stewart Enterprises, Cl A	2,900	27
Stoneridge *	1,763	14
Strayer Education	200	10
Tempur-Pedic International *	11,190	555
Tenneco *	21,204	834
Tesla Motors *	1,075	41
Thor Industries	700	26
Titan International	849	18
Toll Brothers *	2,600	89
TripAdvisor *	14,924	784
True Religion Apparel	2,200	57
TRW Automotive Holdings *	3,951	217
Tupperware Brands	1,200	98
Ulta Salon Cosmetics & Fragrance *	3,290	267
Under Armour, Cl A *	1,200	61
Universal Technical Institute	492	6
Urban Outfitters *	18,943	734
Vail Resorts	7,425	463
Valassis Communications	1,800	54
Vera Bradley *	26,696	631
Visteon *	586	34
Vitamin Shoppe *	10,702	523
WABCO Holdings *	1,500	106
Weight Watchers International	700	29
Whirlpool	12,210	1,446
Williams-Sonoma	1,200	62
Winnebago Industries *	1,852	38
WMS Industries *	2,250	57
Wolverine World Wide	700	31
World Wrestling Entertainment, Cl A	900	7

		61,134

Consumer Staples — 3.3%
B&G Foods, Cl A	2,800	85
Boston Beer, Cl A *	800	127
Cal-Maine Foods	1,100	47
Casey’s General Stores	12,130	707
Central European Distribution *	5,859	2

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Central Garden and Pet, Cl A *	18,333	$151
Chefs’ Warehouse Holdings *	21,650	400
Chiquita Brands International *	1,191	9
Coca-Cola Enterprises	8,774	324
Constellation Brands, Cl A *	3,106	148
Darling International *	33,746	606
Dean Foods *	5,300	96
Diamond Foods *	1,500	25
Dole Food *	24,924	272
Elizabeth Arden *	13,690	551
Energizer Holdings	5,200	519
Flowers Foods	3,000	99
Fresh Del Monte Produce	10,000	270
Fresh Market *	1,223	52
Green Mountain Coffee Roasters *	3,600	204
Hain Celestial Group *	1,700	104
Herbalife	4,924	184
Ingredion	5,970	432
J&J Snack Foods	7,840	603
JM Smucker	3,702	367
Kroger	16,863	559
Lancaster Colony	1,200	92
Medifast *	931	21
Molson Coors Brewing, Cl B	8,926	437
Nash Finch	1,000	20
Nu Skin Enterprises, Cl A	900	40
Omega Protein *	23,400	252
Pantry *	15,538	194
Post Holdings *	500	21
Prestige Brands Holdings, Cl A *	6,537	168
RITE AID CORP *	6,410	12
Safeway	24,500	646
Sanderson Farms	5,246	286
Smithfield Foods *	24,127	639
Snyders-Lance	800	20
Spartan Stores	25,209	442
Spectrum Brands Holdings	11,830	669
SUPERVALU	22,038	111
SYSCO, Cl A	11,386	400
TreeHouse Foods *	5,765	376
Tyson Foods, Cl A	15,094	375
Universal	5,400	303
USANA Health Sciences *	7,900	382
Vector Group	3,356	54
WD-40	400	22
Weis Markets	3,800	155

		13,080

Energy — 5.9%
Abraxas Petroleum *	5,943	14
Amyris *	6,628	20
Arch Coal	4,472	24
ATP Oil & Gas *	1,700	—
Atwood Oceanics, Cl A *	8,640	454
Berry Petroleum, Cl A	2,647	123
Bill Barrett *	1,000	20
Bonanza Creek Energy	9,190	355
BPZ Resources *	7,534	17
Bristow Group	700	46
Cal Dive International *	6,748	12

Description	Shares	Market Value ($ Thousands)

CARBO Ceramics	400	$36
Carrizo Oil & Gas *	1,700	44
Cheniere Energy *	4,145	116
Clean Energy Fuels *	2,390	31
Contango Oil & Gas	500	20
Dawson Geophysical *	793	24
Delek US Holdings	5,400	213
Denbury Resources *	17,800	332
Dresser-Rand Group *	1,809	112
Dril-Quip *	15,109	1,317
Energen	2,800	145
Energy XXI Bermuda	2,550	69
EQT	6,034	409
Era Group *	500	10
EXCO Resources	3,300	24
Exterran Holdings *	1,510	41
Forum Energy Technologies *	5,927	170
Global Geophysical Services *	2,665	7
Golar LNG	3,200	118
Goodrich Petroleum *	11,659	183
Gulf Island Fabrication	1,700	36
Gulfmark Offshore, Cl A	11,967	466
Gulfport Energy *	21,126	968
Heckmann *	5,527	24
Helix Energy Solutions Group *	42,862	981
Helmerich & Payne	13,549	822
Hercules Offshore *	9,373	70
HollyFrontier	6,972	359
ION Geophysical *	4,100	28
Key Energy Services *	31,783	257
Kodiak Oil & Gas *	9,063	82
Kosmos Energy *	3,836	43
Laredo Petroleum Holdings *	26,130	478
Lufkin Industries	5,167	343
Magnum Hunter Resources *	4,668	19
Matador Resources *	36,460	323
McDermott International *	52,960	582
McMoRan Exploration *	5,900	97
Nabors Industries	23,519	381
Natural Gas Services Group *	1,469	28
Newfield Exploration *	19,158	430
Newpark Resources, Cl A *	14,060	130
Northern Oil And Gas *	3,020	43
Oasis Petroleum *	34,398	1,310
Oceaneering International, Cl A	14,039	932
Oil States International *	7,037	574
Overseas Shipholding Group, Cl A *	1,426	5
Panhandle Oil and Gas, Cl A	600	17
Parker Drilling *	47,556	204
Patterson-UTI Energy	20,550	490
PDC Energy, Cl A *	201	10
Penn Virginia	1,300	5
PetroQuest Energy *	3,851	17
Pioneer Energy Services *	1,400	12
Pioneer Natural Resources	4,044	503
Plains Exploration & Production, Cl A *	4,433	211
Quicksilver Resources *	5,582	13
Range Resources	4,099	332

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Rex Energy *	21,810	$359
RigNet, Cl A *	519	13
Rosetta Resources *	9,850	469
Rowan, Cl A *	3,592	127
SandRidge Energy, Cl A *	20,922	110
SEACOR Holdings, Cl A	500	37
SemGroup, Cl A *	14,060	727
SM Energy	1,490	88
Spectra Energy	17,652	543
Stellus Capital Investment	700	10
Stone Energy, Cl A *	14,996	326
Superior Energy Services *	12,290	319
Swift Energy, Cl A *	17,718	262
Tesoro	19,200	1,124
TETRA Technologies *	50,295	516
Tidewater, Cl A	525	27
Trican Well Service	44,410	651
Ultra Petroleum *	5,018	101
UMH Properties, Inc. †	990	10
Uranium Energy *	8,280	18
USEC *	51,000	19
W&T Offshore	11,800	168
Western Refining	22,062	781
Whiting Petroleum *	15,262	776
Willbros Group *	1,500	15
World Fuel Services	1,200	48
WPX Energy *	2,255	36

		23,811

Financials — 17.5%
1st Source	4,900	116
Acadia Realty Trust †	18,360	510
Affiliated Managers Group	5,615	862
Alexander’s †	100	33
Alexandria Real Estate Equities †	1,434	102
Alleghany	298	118
Allied World Assurance Holdings *	4,300	399
Allstate	11,058	543
Alterra Capital Holdings	6,351	200
American Assets Trust †	16,105	516
American Campus Communities †	1,680	76
American Capital *	8,900	130
American Capital Mortgage Investment †	1,725	45
American Equity Investment Life Holding	4,000	60
American Financial Group	13,800	654
American National Insurance	2,700	235
Ameriprise Financial	6,183	455
Amerisafe	1,639	58
Ames National, Cl B	463	10
Anworth Mortgage Asset †	31,500	199
Apartment Investment & Management, Cl A †	3,753	115
Apollo Commercial Real Estate Finance †	2,950	52
Apollo Investment *	3,989	33
Apollo Residential Mortgage †	979	22
Arch Capital Group *	3,336	175
Ares Capital	16,991	307

Description	Shares	Market Value ($ Thousands)

Ares Commercial Real Estate †	1,025	$17
Argo Group International Holdings	6,282	260
ARMOUR Residential †	4,652	30
Arthur J. Gallagher	2,336	96
Artio Global Investors, Cl A	14,225	39
Ashford Hospitality Trust †	4,800	59
Aspen Insurance Holdings	8,500	328
Associated Banc-Corp	57,845	879
Associated Estates Realty †	3,300	62
Assured Guaranty	6,000	124
Axis Capital Holdings	2,535	105
Banco Latinoamericano de Exportaciones, Cl E	21,159	523
Bancorpsouth, Cl A	9,010	147
Bank of Hawaii	900	46
Bank of Marin Bancorp	278	11
Bank of the Ozarks	15,385	682
Banner	15,325	488
BBCN Bancorp	1,849	24
Berkshire Hills Bancorp	30,715	784
BioMed Realty Trust †	2,290	49
BlackRock Kelso Capital	2,400	24
Boston Private Financial Holdings	61,044	603
Brandywine Realty Trust †	26,671	396
BRE Properties, Cl A †	1,000	49
Brookline Bancorp, Cl A	1,200	11
Brown & Brown	27,576	884
Calamos Asset Management, Cl A	3,900	46
Camden Property Trust †	2,005	138
CapitalSource	1,897	18
Capstead Mortgage †	1,900	24
Cardinal Financial	10,429	190
Cardtronics *	26,518	728
Cathay General Bancorp	2,100	42
CBL & Associates Properties †	30,876	729
CBOE Holdings	295	11
Center Bancorp, Cl A	1,704	21
Chatham Lodging Trust †	669	12
Chemical Financial	10,100	266
Chesapeake Lodging Trust †	3,000	69
Chimera Investment †	70,826	226
City National	500	29
CNA Financial	12,400	405
CNB Financial	608	10
CNO Financial Group	93,883	1,075
CoBiz Financial	45,635	369
Colonial Properties Trust †	4,500	102
Comerica	6,692	241
Commerce Bancshares	1,683	69
CommonWealth †	13,100	294
Community Trust Bancorp	10,100	344
Coresite Realty †	6,750	236
Corrections Corp of America †	1,800	70
Countrywide *	6,800	40
Cousins Properties, Cl A †	14,402	154
Credit Acceptance, Cl A *	230	28
CubeSmart †	3,500	55

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

CVB Financial	14,812	$167
CYS Investments †	4,400	52
DCT Industrial Trust †	9,100	67
DDR †	4,325	75
DFC Global *	2,400	40
DiamondRock Hospitality †	1,624	15
Digital Realty Trust, Cl A †	7,953	532
Dime Community Bancshares	15,500	223
Douglas Emmett †	1,822	45
Duke Realty †	6,624	112
DuPont Fabros Technology †	658	16
E*Trade Financial *	19,401	208
Eagle Bancorp *	32,453	710
East West Bancorp	26,884	690
EastGroup Properties †	11,465	667
Education Realty Trust, Cl A †	77,314	814
Employers Holdings	17,720	416
Endurance Specialty Holdings	18,496	884
Enstar Group *	400	50
EPR Properties, Cl A †	1,000	52
Equity Lifestyle Properties †	900	69
Equity One, Cl A †	15,918	382
Erie Indemnity, Cl A	2,000	151
Essex Property Trust †	690	104
Evercore Partners, Cl A	700	29
Everest Re Group	6,060	787
Excel Trust †	2,400	33
Extra Space Storage †	2,600	102
FBL Financial Group, Cl A	2,500	97
Federal Agricultural Mortgage, Cl C	381	12
Federal Realty Investment Trust †	2,375	257
Federated Investors, Cl B	11,675	276
FelCor Lodging Trust * †	6,100	36
Fidelity National Financial, Cl A	3,700	93
Fifth Street Finance	11,008	121
Fifth Third Bancorp	34,353	560
Financial Engines	11,501	416
First American Financial	3,200	82
First Cash Financial Services *	1,400	82
First Commonwealth Financial	2,982	22
First Financial Bancorp	3,100	50
First Financial Bankshares, Cl A	900	44
First Horizon National	83,525	892
First Industrial Realty Trust †	4,500	77
First Midwest Bancorp	34,972	464
First Niagara Financial Group	31,920	283
First Potomac Realty Trust †	3,400	50
First Republic Bank	2,614	101
FirstMerit, Cl A	19,932	329
Flushing Financial	1,600	27
FNB (Pennsylvania)	11,200	136
Forest City Enterprises, Cl A *	25,750	458
Franklin Street Properties †	5,100	75
Fulton Financial	4,400	52
FXCM, Cl A	18,540	254
GAMCO Investors, Cl A	400	21
Genworth Financial, Cl A *	9,589	96
Getty Realty †	3,100	63
GFI Group	36,700	123

Description	Shares	Market Value ($ Thousands)

Gladstone Capital	1,198	$11
Gladstone Commercial †	1,220	24
Glimcher Realty Trust †	5,600	65
Government Properties Income Trust, Cl A †	2,000	51
Gramercy Capital * †	6,858	36
Green Dot, Cl A *	1,108	18
Greenhill	228	12
Greenlight Capital Re *	1,000	24
GSV Capital *	1,797	15
Gyrodyne Co. of America, Cl A †	139	10
Hampton Roads Bankshares *	6,129	8
Hancock Holding, Cl A	15,094	467
Hanover Insurance Group, Cl A	27,565	1,369
Hatteras Financial †	1,900	52
HCC Insurance Holdings	1,700	71
Healthcare Realty Trust †	3,400	97
Hercules Technology Growth Capital, Cl A	7,084	87
Hersha Hospitality Trust, Cl A †	4,600	27
Highwoods Properties †	9,350	370
Home Loan Servicing Solutions	1,783	42
Home Properties †	400	25
Horace Mann Educators, Cl A	21,962	458
Hospitality Properties Trust †	19,400	532
Host Hotels & Resorts †	25,536	447
Hudson City Bancorp, Cl A	15,642	135
Hudson Pacific Properties †	1,170	26
Huntington Bancshares *	108,198	800
IBERIABANK	16,919	846
Independent Bank	800	26
Infinity Property & Casualty	6,451	363
Inland Real Estate †	8,500	86
Invesco Mortgage Capital †	2,400	51
Investors Bancorp, Cl A	1,882	35
Investors Real Estate Trust †	1,800	18
Janus Capital Group	1,700	16
Jones Lang LaSalle	470	47
Kemper, Cl A	2,400	78
Kilroy Realty †	1,275	67
Knight Capital Group, Cl A *	14,693	55
LaSalle Hotel Properties †	1,400	36
Legg Mason	2,550	82
Leucadia National	2,622	72
Lexington Realty Trust †	74,357	877
Liberty Property Trust †	13,927	554
LPL Financial Holdings	655	21
LTC Properties †	2,500	102
Mack-Cali Realty †	1,500	43
Main Street Capital	423	14
MainSource Financial Group	1,220	17
Manning & Napier, Cl A	843	14
Markel *	100	50
MarketAxess Holdings	4,077	152
MB Financial	2,400	58
MBIA *	5,600	57
MCG Capital	7,700	37
Meadowbrook Insurance Group	27,900	197
Medical Properties Trust †	5,500	88
Mercury General	500	19

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

MetroCorp Bancshares *	925	$9
MFA Financial †	89,272	832
Mid-America Apartment Communities †	5,951	411
Montpelier Re Holdings	18,100	471
MSCI, Cl A *	2,800	95
NASDAQ OMX Group, Cl A	1,149	37
National Financial Partners *	23,255	522
National Health Investors †	800	52
National Penn Bancshares	35,878	384
National Retail Properties †	10,330	374
National Western Life Insurance, Cl A	200	35
Navigators Group *	800	47
NBT Bancorp	800	18
Nelnet, Cl A	932	31
Northfield Bancorp	1,122	13
NorthStar Realty Finance †	2,185	21
Northwest Bancshares	4,100	52
Ocwen Financial *	13,510	512
Old National Bancorp, Cl A	32,391	445
Old Republic International	4,000	51
Omega Healthcare Investors †	19,600	595
OmniAmerican Bancorp, Cl A *	888	22
One Liberty Properties †	140	3
Oppenheimer Holdings, Cl A	660	13
Oriental Financial Group	23,330	362
Oritani Financial	4,100	64
PacWest Bancorp	33,830	985
Park National	300	21
PartnerRe	10,309	960
Pebblebrook Hotel Trust †	54,666	1,410
PennantPark Investment	4,200	47
Pennsylvania REIT †	27,100	525
PennyMac Mortgage Investment Trust †	13,691	354
People’s United Financial	9,000	121
PHH *	1,000	22
Piedmont Office Realty Trust, Cl A †	517	10
Platinum Underwriters Holdings	9,700	541
Popular *	13,850	382
Portfolio Recovery Associates *	400	51
Post Properties †	1,200	57
Potlatch †	16,480	756
Principal Financial Group, Cl A	7,000	238
PrivateBancorp, Cl A	8,400	159
ProAssurance	20,528	972
Prospect Capital	5,940	65
Prosperity Bancshares	11,055	524
Protective Life	1,100	39
Provident Financial Services	12,108	185
PS Business Parks †	800	63
Radian Group	1,707	18
RAIT Financial Trust †	13,999	112
Ramco-Gershenson Properties †	2,300	39
Raymond James Financial	1,947	90
Rayonier †	2,835	169
Realogy Holdings *	856	42
Realty Income †	2,370	107

Description	Shares	Market Value ($ Thousands)

Redwood Trust †	1,200	$28
Regency Centers †	700	37
Regional Management *	1,170	24
Regions Financial *	49,700	407
Reinsurance Group of America, Cl A	13,234	790
RenaissanceRe Holdings	1,520	140
Resource Capital †	2,600	17
RLI	800	57
S&T Bancorp	5,000	93
Sabra Health Care †	2,365	69
Safeguard Scientifics *	33,572	530
Selective Insurance Group	13,032	313
Senior Housing Properties Trust †	3,100	83
Signature Bank NY, Cl B *	8,550	673
Solar Capital	8,266	194
Southwest Bancorp *	1,279	16
Sovran Self Storage †	1,800	116
StanCorp Financial Group	11,800	505
Starwood Property Trust †	2,300	64
State Bank Financial	1,268	21
Sterling Financial	9,178	199
Stifel Financial *	16,345	567
Strategic Hotels & Resorts * †	8,200	68
Summit Hotel Properties †	1,225	13
Sun Communities †	1,400	69
Sunstone Hotel Investors * †	5,100	63
SunTrust Banks *	16,983	489
Susquehanna Bancshares	76,958	957
SVB Financial Group, Cl B *	6,171	438
Synovus Financial	67,292	186
Tanger Factory Outlet Centers †	2,000	72
Taubman Centers †	1,576	122
TCF Financial	47,545	711
Terreno Realty †	654	12
Texas Capital Bancshares *	2,000	81
Tower Group International	3,359	62
Trustmark	900	23
Two Harbors Investment †	4,900	62
Umpqua Holdings	1,200	16
United Bankshares	4,300	114
United Fire Group	4,000	102
Unum Group	41,349	1,168
Validus Holdings	11,942	446
Valley National Bancorp	6,730	69
ViewPoint Financial Group	3,900	78
Virtus Investment Partners *	820	153
Waddell & Reed Financial, Cl A	18,880	827
Walter Investment Management *	1,164	43
Washington Federal	1,500	26
Washington Real Estate Investment Trust †	2,400	67
Webster Financial	7,700	187
Weingarten Realty Investors †	1,600	50
WesBanco	12,800	307
Westamerica Bancorporation	900	41
Western Alliance Bancorp *	38,243	529
Western Asset Mortgage Capital †	944	22
White Mountains Insurance Group	100	57

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Willis Group Holdings	11,388	$450
Wilshire Bancorp *	1,754	12
Wintrust Financial	600	22
WisdomTree Investments *	22,700	236
World Acceptance *	800	69
WSFS Financial	400	19
Zillow, Cl A *	537	29
Zions Bancorporation	37,921	948

		70,377

Health Care — 10.6%
Abaxis	1,600	76
Acadia Healthcare, Cl A *	25,226	741
Accuray *	4,734	22
Achillion Pharmaceuticals *	20,680	181
Acorda Therapeutics *	441	14
Aegerion Pharmaceuticals, Cl A *	367	15
Affymax *	2,452	3
Affymetrix, Cl A *	4,300	20
Air Methods	11,890	574
Akorn *	39,477	546
Alere *	2,690	69
Algeta *	7,474	251
Align Technology	10,270	344
Alkermes *	4,000	95
Allscripts Healthcare Solutions *	2,740	37
Amedisys	4,911	55
AmerisourceBergen	6,623	341
Amsurg *	11,256	379
Antares Pharma *	5,209	19
Arena Pharmaceuticals *	38,735	318
Ariad Pharmaceuticals *	14,067	254
Array BioPharma *	5,436	27
ArthroCare	2,478	86
athenahealth *	1,600	155
AVEO Pharmaceuticals, Cl A *	22,498	165
BioMarin Pharmaceuticals *	2,726	170
Bio-Reference Labs *	1,000	26
Brookdale Senior Living, Cl A *	1,700	47
Capital Senior Living *	200	5
CareFusion *	15,590	545
Catamaran *	5,410	287
Celldex Therapeutics, Cl A *	14,989	174
Centene *	1,600	70
Cepheid *	7,640	293
Cerus *	5,403	24
Charles River Laboratories International *	14,690	650
Chemed	800	64
Community Health Systems	2,037	97
Computer Programs & Systems	800	43
Conceptus *	1,008	24
Conmed	15,525	529
Cooper, Cl A	7,940	857
Covance *	10,010	744
Coventry Health Care	4,000	188
Cubist Pharmaceuticals *	23,095	1,081
Cyberonics *	16,298	763
Dendreon *	2,784	13
DexCom *	3,400	57
Dynavax Technologies *	4,691	10

Description	Shares	Market Value ($ Thousands)

Emergent Biosolutions *	1,200	$17
Emeritus *	1,400	39
Endo Pharmaceuticals Holdings *	18,942	583
Endocyte *	4,773	59
Endologix *	1,338	22
Enzon Pharmaceuticals	2,600	10
Exelixis *	48,360	223
Gentiva Health Services *	700	8
Geron *	8,900	10
Greatbatch *	28,185	842
Greenway Medical Technologies *	1,121	18
Haemonetics *	1,600	67
Halozyme Therapeutics *	2,500	14
Hanger Orthopedic Group *	18,500	583
Health Management Associates, Cl A *	5,100	66
Health Net, Cl A *	1,800	52
HealthSouth *	24,585	648
Healthways *	3,400	42
HeartWare International *	10,688	945
Hill-Rom Holdings	1,400	49
HMS Holdings *	2,100	57
Hologic *	9,219	208
Humana	5,500	380
Hyperion Therapeutics *	6,200	160
ICON *	19,260	622
Idenix Pharmaceuticals *	2,114	8
Idexx Laboratories *	1,226	113
Immunogen *	23,340	375
Impax Laboratories *	2,000	31
Incyte *	16,970	397
Infinity Pharmaceuticals *	5,575	270
Insulet *	19,190	496
Intercept Pharmaceuticals *	2,870	107
InterMune, Cl Basis Forward *	1,670	15
IPC The Hospitalist *	13,346	594
Ironwood Pharmaceuticals, Cl A *	23,425	428
Isis Pharmaceuticals *	3,300	56
Jazz Pharmaceuticals *	24,353	1,362
Keryx Biopharmaceuticals *	1,450	10
Kindred Healthcare *	3,321	35
LHC Group *	500	11
LifePoint Hospitals *	6,700	325
Magellan Health Services *	7,700	366
MannKind *	9,300	32
MAP Pharmaceuticals *	9,435	236
Masimo	1,600	31
MedAssets *	33,028	636
Medicines *	17,310	578
Medivation *	1,438	67
MEDNAX *	22,920	2,054
Meridian Bioscience	2,500	57
Merit Medical Systems *	3,125	38
Mettler Toledo International *	592	126
Myriad Genetics *	2,200	56
Navidea Biopharmaceuticals *	5,425	15
Nektar Therapeutics *	9,000	99
Neogen, Cl B *	900	45
NPS Pharmaceuticals *	32,057	327

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

NuVasive *	1,300	$28
Obagi Medical Products *	1,600	32
Omnicare	3,200	130
Omnicell *	1,300	25
OncoGenex Pharmaceutical *	1,019	12
Oncothyreon *	4,126	9
Onyx Pharmaceuticals *	23,176	2,059
Opko Health *	1,431	11
Optimer Pharmaceuticals *	17,140	204
Orthofix International *	4,400	158
Owens & Minor	950	31
Pacific Biosciences of California *	13,970	35
Pacira Pharmaceuticals *	3,583	103
Parexel International *	4,300	170
Patterson	8,730	332
PDL BioPharma	31,100	227
PerkinElmer	32,063	1,079
Pharmacyclics *	3,572	287
PharMerica *	19,200	269
Puma Biotechnology *	6,955	232
QIAGEN *	8,077	170
Quest Diagnostics	7,497	423
Questcor Pharmaceuticals	5,800	189
Repros Therapeutics *	10,470	168
ResMed	12,666	587
Rigel Pharmaceuticals *	22,270	151
Salix Pharmaceuticals *	24,696	1,264
Sciclone Pharmaceuticals *	41,200	190
Seattle Genetics *	16,908	600
Select Medical Holdings	33,500	301
Sequenom *	9,761	41
Sirona Dental Systems, Cl A *	10,365	764
Spectrum Pharmaceuticals	1,441	11
STERIS, Cl A	1,400	58
Symmetry Medical *	1,500	17
Synageva BioPharma, Cl A *	3,506	193
Team Health Holdings *	28,828	1,049
Techne, Cl A	900	61
Tenet Healthcare *	3,525	168
TESARO *	11,011	242
Theravance, Cl A *	1,400	33
Thoratec *	1,500	56
Tornier BV *	721	14
United Therapeutics *	10,414	634
Universal Health Services, Cl B	14,630	934
US Physical Therapy	900	24
ViroPharma *	2,500	63
Vivus *	1,662	18
Vocera Communications *	23,469	540
Volcano *	13,782	307
WellCare Health Plans *	15,238	883
West Pharmaceutical Services	1,100	71
Wright Medical Group *	970	23
XOMA *	6,744	24
ZIOPHARM Oncology *	2,506	5

		42,377

Industrials — 16.6%
3D Systems *	1,308	42
AAON	2,250	62
AAR	1,100	20

Description	Shares	Market Value ($ Thousands)

ABM Industries	2,100	$47
Acacia Research	1,500	45
ACCO Brands *	1,991	13
Accuride *	3,007	16
Actuant, Cl A	40,286	1,234
Acuity Brands	6,530	453
Advisory Board *	17,559	922
Aecom Technology *	1,800	59
Aerovironment	1,600	29
AGCO	16,397	855
Air Lease, Cl A	1,979	58
Aircastle	31,832	436
Alaska Air Group *	1,600	102
Albany International, Cl A	1,900	55
Alliant Techsystems	7,015	508
Altra Holdings	8,790	239
American Superconductor	5,422	14
Ampco-Pittsburgh	8,000	151
AO Smith	8,630	635
Apogee Enterprises	8,270	239
Applied Industrial Technologies, Cl A	9,570	431
Arkansas Best	900	11
Armstrong World Industries *	5,880	329
Atlas Air Worldwide Holdings *	800	33
Avery Dennison	1,034	45
Avis Budget Group *	19,738	549
Barnes Group	1,100	32
BE Aerospace	15,313	923
Beacon Roofing Supply	7,237	280
Belden	18,327	947
Blount International	5,419	72
Brady, Cl A	8,409	282
Briggs & Stratton	20,960	520
Brink’s	3,100	88
Calgon Carbon *	5,791	105
Carlisle	11,760	797
Chart Industries *	9,483	759
Chicago Bridge & Iron	14,292	887
Cintas	11,967	528
Clarcor	1,200	63
Clean Harbors *	1,200	70
Colfax *	6,393	298
Con-way	600	21
Copa Holdings, Cl A	2,094	251
Copart *	2,400	82
Corporate Executive Board	7,849	457
Covanta Holding	3,100	63
Crane, Cl A	600	34
Cubic	7,929	339
Curtiss-Wright	15,370	533
Deluxe	11,400	472
DigitalGlobe *	35,895	1,038
Donaldson, Cl A	3,704	134
Dover	5,980	436
Dun & Bradstreet	388	33
DXP Enterprises *	2,870	214
Dycom Industries *	35,455	698
Dynamic Materials	986	17
EMCOR Group	19,007	806

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

EnergySolutions *	3,600	$14
EnerNOC *	1,300	23
Engility Holdings *	1,216	29
EnPro Industries *	6,220	318
Equifax	2,212	127
ESCO Technologies	19,246	786
Esterline Technologies *	800	61
Federal Signal *	3,905	32
Flowserve	2,160	362
Fluor	7,052	468
Fortune Brands Home & Security *	1,171	44
Forward Air	4,163	155
Franklin Electric	7,542	253
FTI Consulting *	15,117	569
G&K Services	23,474	1,068
Gardner Denver	926	70
GATX	700	36
GenCorp *	3,047	41
Generac Holdings	4,034	142
General Cable *	8,047	295
Genesee & Wyoming, Cl A *	12,353	1,150
Geo Group †	2,419	91
Gorman-Rupp	1,562	47
Graco	600	35
GrafTech International *	2,200	17
Graham, Cl A	528	13
Granite Construction	5,570	177
Great Lakes Dredge & Dock	3,253	22
Harsco	3,200	79
Hawaiian Holdings *	41,000	236
Heartland Express	2,631	35
HEICO	1,761	76
Heidrick & Struggles International	411	6
Herman Miller	1,500	42
Hertz Global Holdings *	6,965	155
Hexcel, Cl A *	32,020	929
Higher One Holdings *	3,956	35
HNI	3,926	139
Hub Group, Cl A *	14,779	568
Hubbell, Cl B	1,284	125
Hyster-Yale Materials Handling	1,266	72
IDEX	16,007	855
II-VI *	2,000	34
Insteel Industries	905	15
Interface, Cl A	70,811	1,361
ITT	39,041	1,110
John Bean Technologies, Cl A	8,177	170
Kadant	26,330	658
Kaman, Cl A	2,096	74
Kansas City Southern	7,068	784
KAR Auction Services	13,890	278
Kaydon	8,584	220
KBR	4,000	128
Kelly Services, Cl A	1,200	22
Kennametal	1,100	43
Keyw Holding, Cl A *	35,931	580
Kirby *	12,230	939
Knoll, Cl B	1,200	22

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings	7,300	$591
Landstar System	10,810	617
Layne Christensen *	1,000	21
Lennox International	2,400	152
Lincoln Electric Holdings	15,176	822
Lydall *	2,500	38
Manitowoc	2,585	53
Manpower	1,493	85
Marten Transport	1,400	28
MasTec *	5,300	155
Mcgrath Rentcorp	1,900	59
Meritor *	1,500	7
Middleby *	7,440	1,132
Miller Industries	8,900	143
Moog, Cl A *	29,311	1,343
MSC Industrial Direct, Cl A	10,154	871
Mueller Industries	500	27
Mueller Water Products, Cl A	6,176	37
NACCO Industries, Cl A	400	21
Navistar International *	14,822	512
Nordson	9,348	616
Northwest Pipe *	14,035	393
Old Dominion Freight Line, Cl A *	20,599	787
On Assignment *	16,530	418
Orbital Sciences *	9,117	152
Orion Marine Group *	18,470	184
Oshkosh Truck *	8,700	370
Owens Corning *	9,950	392
Parker Hannifin, Cl A	4,454	408
Pentair	4,913	259
Performant Financial *	30,320	372
Pitney Bowes	1,641	24
PMFG *	1,291	8
Polypore International *	16,732	672
Quad	12,000	287
Quanex Building Products	1,800	29
Quanta Services *	3,656	104
RBC Bearings *	11,761	595
Regal-Beloit	600	49
Republic Airways Holdings *	28,200	326
Resources Connection	2,600	33
Robert Half International	2,370	89
Roper Industries	3,005	383
RR Donnelley & Sons	22,312	269
Ryder System	8,900	532
Saia *	6,600	239
Silver Bay Realty Trust †	240	5
Simpson Manufacturing	7,840	240
Skywest	11,800	189
Spirit Aerosystems Holdings, Cl A *	1,068	20
Spirit Airlines *	37,840	960
SPX	600	47
Stanley Black & Decker	6,335	513
Steelcase, Cl A	50,470	743
Stratasys *	377	28
Swisher Hygiene, Cl Common Subscription Recei *	28,467	37
Sykes Enterprises *	5,109	81
TAL International Group	12,890	584

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Teledyne Technologies *	11,368	$892
Teleflex	4,317	365
Terex *	8,895	306
Tetra Tech *	33,174	1,012
Textron	7,400	221
Thermon Group Holdings *	16,110	358
Timken	6,716	380
Toro	1,400	64
Towers Watson, Cl A	13,642	946
TransDigm Group	1,533	234
TRC *	1,458	9
Trimas *	9,257	301
Triumph Group	5,510	433
TrueBlue *	37,485	792
Tutor Perini *	3,700	71
Unifirst	644	58
United Rentals *	30,439	1,673
United Stationers	1,000	39
Universal Forest Products	1,908	76
URS	8,200	389
US Airways Group *	3,969	67
USG *	1,100	29
UTI Worldwide	2,500	36
Valmont Industries	4,865	765
Vicor *	2,300	11
Wabash National *	2,806	28
Wabtec	1,800	184
WageWorks *	28,800	721
Waste Connections	1,800	65
Watsco	600	51
Watts Water Technologies, Cl A	6,850	329
Werner Enterprises	1,900	46
WESCO International *	13,526	982
Woodward	1,400	56
Xylem	15,283	421

		66,707

Information Technology — 16.3%
ACI Worldwide *	3,453	169
Acme Packet *	1,200	35
Active Network *	5,384	23
Acxiom *	23,885	487
Adobe Systems *	7,588	330
Adtran	23,335	458
Advanced Energy Industries *	13,600	249
Advent Software *	1,000	28
Akamai Technologies *	10,571	373
Alliance Data Systems *	6,517	1,055
Anixter International	7,337	513
Ansys *	11,102	904
AOL	2,700	104
Applied Micro Circuits *	370	3
Arris Group *	7,200	124
Arrow Electronics, Cl A *	1,900	77
Aruba Networks	82,576	2,043
Aspen Technology *	24,923	805
Atmel	60,005	418
ATMI *	800	18
Audience *	895	14
Avnet *	8,652	313
Benchmark Electronics *	28,982	522

Description	Shares	Market Value ($ Thousands)

Black Box	5,800	$126
Blackbaud, Cl A	1,000	30
Bottomline Technologies *	2,964	84
Broadridge Financial Solutions	1,700	42
BroadSoft *	31,967	846
Brocade Communications Systems *	69,800	403
CACI International, Cl A *	3,824	221
Cadence Design Systems *	142,925	1,991
Calix *	2,331	19
Cavium *	19,799	768
Checkpoint Systems *	1,100	14
Ciena *	39,494	632
Cirrus Logic *	734	17
Cognex	1,400	59
Coherent	6,508	369
CommVault Systems *	1,400	115
Computer Sciences	5,000	246
Compuware *	800	10
Comtech Telecommunications	8,556	208
Concur Technologies *	9,539	655
Constant Contact *	800	10
Convergys	28,952	493
CoreLogic *	1,800	47
Cornerstone OnDemand *	11,129	380
CoStar Group *	13,522	1,480
Cray *	1,586	37
Cree *	1,902	104
CSG Systems International *	16,700	354
CTS	9,700	101
Cymer *	600	58
Cypress Semiconductor	3,500	39
Dealertrack Technologies *	49,771	1,462
Demand Media *	6,260	54
Demandware *	16,730	424
Diebold	29,713	901
Diodes *	1,800	38
DST Systems	600	43
EarthLink	74,725	405
Echo Global Logistics *	1,761	39
EchoStar, Cl A *	2,900	113
Electronics for Imaging *	1,300	33
Emulex *	37,673	246
Entegris *	6,300	62
Envivio *	2,447	4
Euronet Worldwide *	1,400	37
ExactTarget *	20,432	475
F5 Networks, Cl A *	3,885	346
Factset Research Systems	800	74
Fair Isaac	15,450	706
Fairchild Semiconductor International *	49,631	702
FARO Technologies *	1,300	56
FEI	1,500	97
Fidelity National Information Services, Cl B	13,780	546
Finisar *	28,719	379
First Solar *	681	18
FleetCor Technologies *	923	71
FleetMatics Group *	41,775	1,013

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Flir Systems	2,400	$62
FormFactor *	1,169	5
Forrester Research	1,400	44
Fortinet *	36,496	864
Fox Chase Bankcorp Inc., Cl A	613	10
Fusion-io *	1,021	17
Gartner *	2,600	142
Genpact	27,729	504
Global Cash Access Holdings *	2,457	17
Global Payments	2,534	126
Guidewire Software, Cl Z *	20,186	776
Harris	11,700	542
Heartland Payment Systems	14,180	468
Hittite Microwave, Cl A *	500	30
IAC	12,500	559
Immersion *	2,588	30
Imperva *	19,500	751
Informatica *	2,900	100
Ingram Micro, Cl A *	1,200	24
Inphi *	22,707	237
Integrated Device Technology *	87,430	653
InterDigital	1,000	48
Intermec *	2,846	28
International Rectifier *	1,600	34
Intersil, Cl A	4,300	37
IntraLinks Holdings, Cl A *	30,842	196
IPG Photonics	16,272	1,081
Ixia *	22,310	483
j2 Global	13,775	540
Jabil Circuit	4,400	81
JDS Uniphase *	49,275	659
Juniper Networks *	20,142	373
KLA-Tencor	4,100	216
KVH Industries *	779	11
Lattice Semiconductor *	93,120	507
Lexmark International, Cl A	6,100	161
Limelight Networks *	1,566	3
Liquidity Services *	10,279	306
Littelfuse	7,379	501
LivePerson *	25,238	343
Loral Space & Communications	800	49
LSI Logic *	14,595	99
Manhattan Associates *	4,027	299
Mantech International, Cl A	900	24
MAXIMUS	1,200	96
Measurement Specialties *	2,900	115
Mentor Graphics	2,400	43
Methode Electronics	2,700	35
Micrel	7,000	74
Microchip Technology	12,345	454
Micros Systems *	13,580	618
Microsemi *	1,300	30
Molex	13,482	395
MoneyGram International *	2,123	38
Monolithic Power Systems	10,690	261
Monster Worldwide *	1,600	8
MTS Systems, Cl A	3,945	229
NCR	3,736	103
NETGEAR *	1,600	54
Netscout Systems *	24,644	605

Description	Shares	Market Value ($ Thousands)

NetSuite *	1,400	$112
NeuStar, Cl A *	1,000	47
NIC	4,100	79
Nuance Communications *	6,819	138
NXP Semiconductor *	22,514	681
OCZ Technology Group *	3,329	6
OmniVision Technologies *	1,400	19
ON Semiconductor *	67,920	562
OSI Systems *	1,300	81
Painted Pony Petroleum Ltd *	38,460	386
Palo Alto Networks *	7,310	414
Pericom Semiconductor, Cl A *	1,212	8
Photronics *	29,800	199
Plantronics	1,100	49
Plexus *	1,500	37
PMC - Sierra *	8,500	58
Polycom *	8,000	89
Power Integrations	2,663	116
PTC *	75,410	1,922
Pulse Electronics, Cl A *	19,700	8
QLIK Technologies *	1,425	37
QLogic *	150	2
Quality Systems	1,000	18
Quantum *	8,799	11
Rambus *	1,900	11
RealD *	2,286	30
RealNetworks *	2,800	22
Responsys *	1,557	14
RF Micro Devices, Cl A *	78,383	417
Riverbed Technology *	5,053	75
Rofin-Sinar Technologies *	1,100	30
Rogers *	9,940	473
Rovi *	2,724	58
Rubicon Technology *	404	3
SAIC	29,811	404
Sapient *	2,100	26
Scansource *	4,632	131
Seagate Technology	19,200	702
Semtech *	47,057	1,665
ServiceNow *	17,748	642
Silicon Graphics International *	2,400	33
Silicon Laboratories *	1,600	66
Skyworks Solutions *	4,937	109
SolarWinds *	19,502	1,153
Solera Holdings	12,670	739
Sonus Networks *	21,550	56
Sourcefire *	296	18
Splunk *	11,410	457
STEC *	3,349	15
SunPower, Cl A *	329	4
Symantec, Cl A *	21,362	527
Synaptics *	3,844	156
Synopsys *	20,708	743
Syntel	1,400	95
Take-Two Interactive Software, Cl A *	2,400	39
Tech Data *	10,000	456
TeleTech Holdings *	5,391	114
Tellabs, Cl A	22,081	46
Teradyne *	28,935	469

11	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Tessera Technologies	4,036	$76
TIBCO Software, Cl E *	25,214	510
TiVo *	2,000	25
Total System Services	2,800	69
Trimble Navigation *	5,604	168
TriQuint Semiconductor *	4,100	21
Trulia *	17,450	548
Tyler Technologies *	1,277	78
Ultimate Software Group *	800	83
Ultra Clean Holdings *	37,139	241
Ultratech *	11,390	450
Unisys *	670	15
United Online	29,700	179
Universal Display *	900	27
Valueclick *	3,600	106
Veeco Instruments *	15,847	607
VeriFone Holdings *	2,577	53
Verint Systems *	17,510	640
Viasat *	1,100	53
VirnetX Holding *	645	12
Virtusa *	8,500	202
Vishay Intertechnology *	65,073	886
Vishay Precision Group *	192	3
VistaPrint *	900	35
Volterra Semiconductor *	2,100	30
Web.com Group *	40,098	685
WebMD Health, Cl A *	1,121	27
Websense *	2,994	45
Western Digital	13,200	664
WEX *	6,580	516
WNS Holdings ADR *	28,920	426
Yelp, Cl A *	863	20
Zebra Technologies, Cl A *	7,188	339

		65,481

Materials — 5.7%
Air Products & Chemicals	4,661	406
AK Steel Holding	5,745	19
Albemarle	4,500	281
Allegheny Technologies	26,171	830
Allied Nevada Gold	876	14
Alpha Natural Resources *	6,341	52
AMCOL International	1,500	45
Aptargroup	1,800	103
Ashland	2,600	193
Axiall	15,116	940
Balchem	1,400	61
Ball	4,789	228
Bemis	1,700	69
Boise	36,400	315
Buckeye Technologies	1,900	57
Cabot	900	31
Carpenter Technology	1,300	64
Century Aluminum *	5,100	40
Chemtura *	1,310	28
Clearwater Paper *	800	42
Coeur d’Alene Mines *	3,300	62
Compass Minerals International, Cl A	12,022	949
Crown Holdings *	4,800	200
Cytec Industries	3,550	263

Description	Shares	Market Value ($ Thousands)

Domtar	4,200	$326
Eagle Materials	700	47
Eastman Chemical	4,248	297
Ecolab	1	—
Ferro *	2,300	16
Flotek Industries *	1,999	33
Glatfelter	1,700	40
Globe Specialty Metals	5,200	72
Greif, Cl A	13,900	745
H.B. Fuller	6,410	250
Handy & Harman *	715	11
Headwaters, Cl A *	55,930	610
Hecla Mining	8,100	32
Horsehead Holding *	2,100	23
Huntsman	28,000	521
Innophos Holdings	6,089	332
International Flavors & Fragrances	1,082	83
Intrepid Potash	10,599	199
Jaguar Mining *	6,405	4
Kaiser Aluminum	2,571	166
Kapstone Paper and Packaging	30,480	847
Koppers Holdings	480	21
Kronos Worldwide	1,900	30
Louisiana-Pacific *	27,654	597
Martin Marietta Materials, Cl A	700	71
Materion	595	17
McEwen Mining *	4,734	14
Methanex	19,850	806
Minerals Technologies	13,568	563
Molycorp *	3,320	17
Noranda Aluminum Holding	6,400	29
Nucor	8,437	389
Olin	28,100	709
OM Group *	8,400	197
Owens-Illinois *	26,052	694
Packaging Corp of America	12,920	580
Paramount Gold and Silver *	5,731	13
PolyOne	71,495	1,745
Reliance Steel & Aluminum	1,200	85
Resolute Forest Products *	925	15
Rock Tenn, Cl A	1,226	114
Rockwood Holdings	7,491	490
Royal Gold, Cl A	1,700	121
RPM International	3,100	98
RTI International Metals *	25,069	794
Schnitzer Steel Industries, Cl A	400	11
Schulman A	7,575	239
Schweitzer-Mauduit International	12,732	493
Scotts Miracle-Gro, Cl A	15,097	653
Sealed Air	2,908	70
Sensient Technologies	18,740	733
Shutterstock, Inc. *	9,070	408
Silgan Holdings	23,629	1,116
Sonoco Products	1,400	49
Steel Dynamics	13,947	221
Stillwater Mining *	2,600	34
STR Holdings *	1,765	4
Tahoe Resources *	3,516	62
Texas Industries *	600	38

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

UFP Technologies *	13,800	$272
United States Steel	2,814	55
Valspar	1,860	116
Walter Energy	1,614	46
WR Grace *	1,400	108

		22,883

Telecommunication Services — 0.6%
Cincinnati Bell, Cl A *	7,194	24
Clearwire, Cl A *	4,808	15
Cogent Communications Group	1,395	37
Consolidated Communications Holdings	1,600	28
Frontier Communications	12,049	48
Iridium Communications *	19,900	120
Leap Wireless International *	3,400	20
Level 3 Communications *	4,006	81
Lumos Networks	1,400	19
MetroPCS Communications *	7,578	82
Neutral Tandem	20,900	68
NII Holdings *	3,376	15
NTELOS Holdings	1,400	18
Premiere Global Services *	16,400	180
SBA Communications, Cl A *	3,897	281
Telephone & Data Systems	392	8
tw telecom, Cl A *	41,598	1,048
USA Mobility	15,500	206
Vonage Holdings *	87,900	254

		2,552

Utilities — 3.3%
AGL Resources	16,690	700
ALLETE	10,940	536
Alliant Energy	1,300	65
American States Water	1,700	98
American Water Works	3,741	155
Aqua America	269	8
Atlantic Power	2,310	11
Atmos Energy	2,500	107
Avista	15,500	425
Black Hills, Cl A	700	31
California Water Service Group, Cl A	2,800	56
CH Energy Group	1,000	65
Chesapeake Utilities	7,156	351
Cleco	22,496	1,058
CMS Energy	10,600	296
Edison International	6,342	319
El Paso Electric, Cl A	4,700	158
Empire District Electric	4,400	99
Great Plains Energy	55,011	1,276
Hawaiian Electric Industries	4,800	133
Idacorp, Cl A	8,140	393
Integrys Energy Group	1,000	58
ITC Holdings	1,000	89
Laclede Group	2,600	111
MDU Resources Group	5,300	132
MGE Energy	1,600	89
National Fuel Gas	372	23
New Jersey Resources	750	34
Northwest Natural Gas	1,400	61

Description	Shares	Market Value ($ Thousands)

NorthWestern	2,600	$104
NRG Energy	6,974	185
NV Energy	15,500	310
OGE Energy	900	63
Otter Tail	1,800	56
Pepco Holdings	2,200	47
Piedmont Natural Gas	1,800	59
Pinnacle West Capital	1,100	64
PNM Resources	22,445	523
Portland General Electric	48,049	1,457
SCANA	8,982	460
South Jersey Industries, Cl A	88	5
Southwest Gas	11,525	547
TECO Energy	23,080	411
UGI	20,300	779
UIL Holdings	2,400	95
UNS Energy	1,300	64
Vectren	2,100	74
Westar Energy	6,219	206
WGL Holdings	12,945	571
Xcel Energy	13,855	413

		13,430

Total Common Stock (Cost $306,477) ($ Thousands)		381,832

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Growth Index Fund	6,570	708

iShares Russell 2000 Index Fund	7,963	750

Total Exchange Traded Funds (Cost $1,284) ($ Thousands)		1,458

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 * (A)	6,042	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—

Total Rights (Cost $—) ($Thousands)		—

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% * * † †	17,520,655	17,521

Total Cash Equivalent (Cost $17,521) ($ Thousands)		17,521

13	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.079%, 06/27/13	$640	$640

Total U.S. Treasury Obligations (Cost $640) ($ Thousands)		640

Total Investments — 100.0% (Cost $325,922) ($ Thousands)		$401,451

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number Of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	71	Jun-2013	$198
S&P Mid 400 Index E-MINI	52	Jun-2013	230

			$428

For the year ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $401,654 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$381,596	$236	$—	$381,832
Exchange Traded Funds	1,458	—	—	1,458
Right	—	—	—	—
Warrant	—	—	—	—
U.S. Treasury Obligation	—	640	—	640
Cash Equivalent	17,521	—	—	17,521

Total Investments in Securities	$400,575	$876	$—	$401,451

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$428	$—	$—	$428

Total Other Financial Instruments	$428	$—	$—	$428

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%

Consumer Discretionary — 14.8%
Advance Auto Parts	200	$16
AMC Networks, Cl A *	900	57
Apollo Group, Cl A	400	7
Arctic Cat *	900	39
Bed Bath & Beyond	1,800	116
Belo, Cl A	6,900	68
Cabela’s *	7,503	456
Carmike Cinemas *	2,600	47
Carter’s *	2,400	137
CBS, Cl B	300	14
Cinemark Holdings	4,100	121
Coach	1,710	85
Darden Restaurants (A)	7,786	402
Dillard’s, Cl A	1,800	141
DIRECTV *	300	17
Discovery Communications, Cl A *	4,300	338
Dollar General *	9,485	480
Dollar Tree *	4,380	212
Foot Locker, Cl A	5,000	171
Gap	5,600	198
Global Sources *	2,100	16
GNC Holdings, Cl A	9,700	381
Harley-Davidson, Cl A	22,149	1,181
Harte-Hanks	3,700	29
Hasbro (A)	11,154	490
Interpublic Group	25,438	331
Jack in the Box *	200	7
Jarden *	300	13
John Wiley & Sons, Cl A	300	12
Liberty Media *	100	11
Lululemon Athletica * (A)	5,450	340
Macy’s	5,500	230
Madison Square Garden, Cl A *	4,700	271
Marriott International, Cl A	14,350	606
Michael Kors Holdings *	10,900	619
Mohawk Industries *	4,600	520
Newell Rubbermaid, Cl B	20,994	548
O’Reilly Automotive *	7,500	769
Panera Bread, Cl A *	970	160
PetSmart	12,895	801
Polaris Industries	1,800	167
PulteGroup *	7,700	156
Ralph Lauren, Cl A	1,100	186
Ross Stores	9,000	546
Royal Caribbean Cruises	11,169	371
Sally Beauty Holdings *	8,800	259
Scripps Networks Interactive, Cl A	300	19
Staples	1,600	21
Tesla Motors * (A)	6,800	258
Thor Industries (A)	3,600	132
Tilly’s, Cl A *	300	4
Tractor Supply	4,900	510
Tupperware Brands	2,400	196
Under Armour, Cl A *	5,500	282
Urban Outfitters *	14,600	566
VF (A)	530	89
Visteon *	1,400	81

Description	Shares	Market Value ($ Thousands)

Whirlpool	1,980	$235
Williams-Sonoma	8,000	412
Wyndham Worldwide	1,300	84
Wynn Resorts	2,850	357

		15,388

Consumer Staples — 4.8%
Archer-Daniels-Midland	2,800	95
Bunge	2,500	185
Coca-Cola Enterprises	10,170	376
ConAgra Foods	6,600	236
Darling International *	21,220	381
Herbalife (A)	300	11
Hormel Foods	900	37
Ingredion	2,700	195
JM Smucker	5,791	574
Kroger	27,446	910
Lorillard	1,230	50
Medifast *	1,100	25
Molson Coors Brewing, Cl B	10,346	506
Omega Protein *	400	4
SYSCO, Cl A (A)	13,198	464
Tyson Foods, Cl A	26,396	655
WhiteWave Foods, Cl A * (A)	13,700	234

		4,938

Energy — 7.0%
Atwood Oceanics, Cl A *	100	5
Cabot Oil & Gas	8,100	548
Cameron International *	5,050	329
Concho Resources *	5,380	524
Continental Resources, Cl A *	800	70
Ensco, Cl A	2,200	132
EQT	7,994	542
Helmerich & Payne	2,200	134
Hess	300	21
HollyFrontier	3,900	201
Marathon Oil	2,200	74
Marathon Petroleum	4,000	358
McDermott International *	27,617	303
Murphy Oil	3,600	229
Nabors Industries	17,677	287
Newfield Exploration *	19,556	438
Noble Energy	700	81
Oceaneering International, Cl A	5,775	384
Pioneer Natural Resources	4,688	583
Range Resources (A)	9,151	742
Southwestern Energy, Cl A *	900	34
Spectra Energy	20,461	629
Tesoro	4,100	240
Unit *	1,300	59
Valero Energy	7,000	318

		7,265

Financials — 15.1%
Allstate	12,818	629
American Assets Trust †	100	3
American Capital Agency, Cl A †	5,900	193
American Capital Mortgage Investment †	3,600	93
American Financial Group	2,000	95
Ameriprise Financial	8,667	638
Annaly Capital Management †	13,500	215

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Artisan Partners Asset Management, Cl A *	1,700	$67
Axis Capital Holdings	8,100	337
Camden Property Trust †	2,300	158
CBL & Associates Properties †	3,300	78
CBRE Group, Cl A *	7,100	179
Chatham Lodging Trust †	1,700	30
CIT Group *	4,100	178
CNA Financial	1,500	49
Comerica (A)	7,757	279
Corrections Corp of America †	700	27
Digital Realty Trust, Cl A † (A)	9,219	617
Discover Financial Services	2,300	103
East West Bancorp	3,100	79
Endurance Specialty Holdings	9,975	477
Fifth Third Bancorp	52,520	857
Franklin Street Properties †	4,200	61
General Growth Properties †	9,400	187
Genworth Financial, Cl A *	12,800	128
Hospitality Properties Trust †	5,600	154
Host Hotels & Resorts †	29,599	518
Huntington Bancshares *	23,900	177
Inland Real Estate †	3,900	39
Invesco	4,400	128
Jones Lang LaSalle	1,760	175
Keycorp *	21,500	214
Liberty Property Trust †	14,173	563
M&T Bank (A)	3,300	340
Marsh & McLennan	3,200	122
MFA Financial †	2,400	22
Moody’s	10,525	561
Nelnet, Cl A	1,000	34
PartnerRe	5,806	541
ProAssurance	1,700	80
ProLogis †	7,177	287
Raymond James Financial	3,600	166
Realogy Holdings *	3,000	147
Regions Financial *	24,500	201
Reinsurance Group of America, Cl A	8,924	532
Resource Capital †	5,400	36
RLJ Lodging Trust †	1,600	36
Signature Bank NY, Cl B *	4,300	339
SLM	11,700	240
SunTrust Banks *	20,985	605
T. Rowe Price Group	11,325	848
Taubman Centers †	200	16
TCF Financial (A)	28,241	422
Unum Group (A)	32,394	915
Ventas †	1,700	124
Vornado Realty Trust †	2,435	204
Willis Group Holdings	13,200	521
Winthrop Realty Trust †	2,800	35
XL Group, Cl A	2,000	61
Zions Bancorporation (A)	22,129	553

		15,713

Health Care — 11.0%
Actavis *	7,000	645
Agilent Technologies	13,500	567
Alexion Pharmaceuticals *	5,070	467
AmerisourceBergen (A)	7,677	395

Description	Shares	Market Value ($ Thousands)

Brookdale Senior Living, Cl A *	14,300	$399
Bruker BioSciences *	21,800	416
C.R. Bard	1,700	171
CareFusion *	22,071	772
Charles River Laboratories International *	8,872	393
Cigna	4,400	274
DaVita HealthCare Partners *	2,400	285
Edwards Lifesciences, Cl A *	300	25
Endo Pharmaceuticals Holdings *	4,800	148
Health Net, Cl A *	8,700	249
Hill-Rom Holdings	100	4
Humana	8,350	577
IDEXX Laboratories *	200	18
Illumina * (A)	6,400	346
Intuitive Surgical *	220	108
Life Technologies *	3,900	252
MEDNAX * (A)	5,764	517
Mettler Toledo International *	550	117
Mylan Laboratories *	500	14
Myriad Genetics *	2,900	74
Onyx Pharmaceuticals * (A)	4,925	438
Patterson	8,844	336
PerkinElmer	3,700	124
Quest Diagnostics	8,690	490
Regeneron Pharmaceuticals *	2,500	441
Sirona Dental Systems, Cl A *	5,750	424
St. Jude Medical	4,900	198
Stryker	200	13
Techne, Cl A	700	48
Thermo Fisher Scientific	900	69
Thoratec *	11,900	446
United Therapeutics *	3,100	189
Valeant Pharmaceuticals International *	7,400	555
Vertex Pharmaceuticals *	5,100	280
Zimmer Holdings	1,100	83

		11,367

Industrials — 14.3%
Acuity Brands	5,150	357
Air Lease, Cl A (A)	8,800	258
Allegiant Travel, Cl A	400	36
Alliant Techsystems	2,400	174
Armstrong World Industries *	200	11
Babcock & Wilcox	5,500	156
Canadian Pacific Railway (A)	3,600	469
Carlisle	10,075	683
Cintas (A)	11,880	524
Columbus McKinnon *	900	17
CSX	1,900	47
Delta Air Lines, Cl A *	18,600	307
Donaldson, Cl A	2,600	94
Dover	7,832	571
Equifax	3,400	196
Exelis	8,000	87
Flowserve	4,229	709
Fluor	14,674	973
Fortune Brands Home & Security *	15,300	573
Generac Holdings	7,000	248
Hubbell, Cl B	1,050	102

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Huntington Ingalls Industries, Cl A	2,900	$155
Ingersoll-Rand	1,200	66
JB Hunt Transport Services	8,200	611
KBR	5,100	164
Kirby *	5,550	426
L-3 Communications Holdings	2,180	176
Lennox International	1,100	70
Matson	4,600	113
MSC Industrial Direct, Cl A	7,300	626
NACCO Industries, Cl A	100	5
Nielsen Holdings	10,300	369
Nordson	900	59
Norfolk Southern	400	31
Northrop Grumman	700	49
Oshkosh Truck *	5,200	221
Pall	8,200	561
Parker Hannifin, Cl A	6,663	610
Rockwell Automation	8,005	691
Rollins	3,100	76
Spirit Aerosystems Holdings, Cl A *	2,100	40
Stanley Black & Decker	7,343	594
Stericycle, Cl A *	4,600	489
Timken	2,200	125
Towers Watson, Cl A	7,814	542
Unifirst	300	27
Valmont Industries	980	154
Wabtec	4,725	483
WW Grainger	860	194
Xylem	17,715	488

		14,807

Information Technology — 15.0%
Activision Blizzard	4,300	63
Adobe Systems *	8,795	383
Akamai Technologies *	10,000	353
Alliance Data Systems * (A)	4,120	667
Amphenol, Cl A	7,750	579
Analog Devices	300	14
Arrow Electronics, Cl A *	1,900	77
Aruba Networks (A)	15,000	371
Avago Technologies, Cl A	16,800	603
Avnet *	4,700	170
BMC Software	3,300	153
Broadridge Financial Solutions	3,500	87
Brocade Communications Systems *	21,100	122
CA	7,100	179
Citrix Systems *	5,025	362
CommVault Systems *	200	16
CoreLogic *	16,400	424
Cree *	3,200	175
Diebold	19,565	593
F5 Networks, Cl A *	4,935	440
Fidelity National Information Services, Cl B	16,673	661
Fiserv, Cl A *	2,000	176
FleetCor Technologies *	9,200	705
Global Payments	1,800	89
Harris	3,000	139
IAC	2,900	130

Description	Shares	Market Value ($ Thousands)

Ingram Micro, Cl A *	4,500	$89
Intuit	3,500	230
Jabil Circuit	3,000	55
Juniper Networks *	31,147	577
Kla-Tencor	7,400	390
Kulicke & Soffa Industries *	700	8
Lender Processing Services	5,200	132
LinkedIn, Cl A *	2,220	391
LSI Logic *	20,800	141
Maxim Integrated Products	3,300	108
Microchip Technology (A)	14,309	526
Molex (A)	12,883	377
NetApp *	5,400	184
OpenTable * (A)	5,800	365
Palo Alto Networks * (A)	5,350	303
PMC - Sierra *	2,300	16
Rackspace Hosting *	100	5
Red Hat *	6,550	331
Rovi *	2,400	51
SAIC (A)	5,200	71
SanDisk *	300	17
Silicon Laboratories *	500	21
SolarWinds *	6,900	408
Solera Holdings	200	12
Splunk *	5,900	236
Symantec, Cl A *	31,861	786
Synopsys *	24,701	886
Total System Services	900	22
Vishay Intertechnology * (A)	20,709	282
Workday, Cl A * (A)	4,750	293
Xerox	4,500	39
Xilinx	11,250	429

		15,512

Materials — 7.1%
Air Products & Chemicals	5,403	471
Albemarle	2,600	163
Alcoa (A)	19,300	164
Allegheny Technologies	19,317	613
Ball	700	33
CF Industries Holdings	1,090	207
Compass Minerals International, Cl A (A)	6,954	549
Crown Holdings *	4,100	171
Eastman Chemical	280	20
FutureFuel	700	9
Greif, Cl A	8,880	476
International Flavors & Fragrances	600	46
LSB Industries *	700	24
Nucor	9,780	451
Owens-Illinois *	17,876	476
PPG Industries	4,700	630
Reliance Steel & Aluminum	900	64
Rockwood Holdings	7,524	492
Scotts Miracle-Gro, Cl A (A)	9,581	414
Sherwin-Williams, Cl A	6,020	1,017
Silgan Holdings	9,031	427
Valspar	2,300	143
WR Grace *	4,625	358
Zep	300	4

		7,422

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2013

Description	Face Amount ( $ Thousands) /Shares	Market Value ( $ Thousands)

Telecommunication Services — 0.0%
MetroPCS Communications *	1,300	$14

Utilities — 4.9%
AES	15,000	189
AGL Resources	14,879	624
Alliant Energy	3,200	161
Ameren	5,200	182
American Water Works	4,200	174
Centerpoint Energy	200	5
Consolidated Edison	1,200	73
DTE Energy	1,200	82
Edison International	11,751	591
El Paso Electric, Cl A	500	17
Entergy	850	54
Great Plains Energy	29,580	686
NV Energy	6,100	122
Portland General Electric	10,010	303
PPL	4,400	138
SCANA	8,313	425
TECO Energy (A)	24,666	439
UGI	4,200	162
Xcel Energy	20,660	614

		5,041

Total Common Stock (Cost $84,720) ($ Thousands)		97,467

AFFILIATED PARTNERSHIP — 10.6%
SEI Liquidity Fund, L.P., 0.120% * * † † (B)	11,046,342	11,046

Total Affiliated Partnership (Cost $11,046) ($ Thousands)		11,046

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% * * † †	5,563,454	5,564

Total Cash Equivalent (Cost $5,564) ($ Thousands)		5,564

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.066%, 06/27/13	$311	311
0.110%, 07/25/13	35	35

Total U.S. Treasury Obligations (Cost $346) ($ Thousands)		346

Total Investments — 110.3% (Cost $101,676) ($ Thousands)		$114,423

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	41	Jun-2013	$57

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $103,695 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2012 was $10,834 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $11,046 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$97,467	$—	$—	$97,467
Affiliated Partnership	—	11,046	—	11,046
Cash Equivalent	5,564	—	—	5,564
U.S. Treasury Obligations	—	346	—	346

Total Investments in Securities	$103,031	$11,392	$—	$114,423

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$57	$—	$—	$57

Total Other Financial Instruments	$57	$—	$—	$57

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 6.5%
Aaron’s	62,000	$1,778
Advance Auto Parts	4,290	355
Big Lots	28,000	988
Brinker International	8,859	334
Carter’s *	491	28
Choice Hotels International	47,900	2,027
Cinemark Holdings	67,200	1,978
Cracker Barrel Old Country Store	25,100	2,029
Dillard’s, Cl A	1,009	79
DIRECTV *	103,000	5,831
GameStop, Cl A	59,100	1,653
Genuine Parts	11,600	905
H&R Block	198,300	5,834
Jarden *	14,550	623
Kohl’s	60,800	2,805
Madison Square Garden, Cl A *	39,200	2,258
PetMed Express	61,800	829
PetSmart	22,245	1,381
Regal Entertainment Group, Cl A	50,018	834
Scripps Networks Interactive, Cl A	16,600	1,068
Shaw Communications, Cl B	87,100	2,153
Target, Cl A	136,425	9,338
Time Warner Cable, Cl A	33,400	3,208
TripAdvisor *	24,364	1,280

		49,596

Consumer Staples — 20.1%
Altria Group	145,075	4,989
Archer-Daniels-Midland	64,700	2,182
Brown-Forman, Cl B	17,158	1,225
Bunge	37,425	2,763
Campbell Soup	88,463	4,013
Church & Dwight	77,329	4,998
Clorox	86,656	7,672
Coca-Cola Enterprises	95,400	3,522
Colgate-Palmolive	22,715	2,681
ConAgra Foods	136,700	4,895
CVS Caremark	95,700	5,263
Dean Foods *	41,054	744
Dr Pepper Snapple Group	92,374	4,337
Energizer Holdings	18,300	1,825
Flowers Foods	64,700	2,131
Fresh Del Monte Produce	60,600	1,635
General Mills, Cl A	45,500	2,243
Harris Teeter Supermarkets	21,700	927
Hershey	86,951	7,611
HJ Heinz	14,842	1,073
Hormel Foods	274,706	11,351
Ingredion	6,068	439
JM Smucker	22,000	2,181
Kellogg	46,543	2,999
Kimberly-Clark	102,831	10,075
Kroger	168,500	5,584
Lorillard	71,840	2,899
McCormick	43,968	3,234
Metro, Cl A	40,300	2,524
Molson Coors Brewing, Cl B	83,600	4,091
Philip Morris International	55,798	5,173
Reynolds American	98,767	4,394

Description	Shares	Market Value ($ Thousands)

Safeway	189,400	$4,991
SYSCO, Cl A	122,927	4,323
TreeHouse Foods *	29,100	1,896
Tyson Foods, Cl A	114,100	2,832
Universal	31,000	1,737
Walgreen	115,700	5,517
Wal-Mart Stores	152,618	11,420

		154,389

Energy — 3.3%
Cenovus Energy	27,900	865
Chevron	62,200	7,391
ConocoPhillips	62,800	3,774
Diamond Offshore Drilling	8,100	563
Exxon Mobil	102,100	9,200
Imperial Oil	36,700	1,500
TransCanada	43,000	2,059

		25,352

Financials — 15.7%
Alleghany	2,785	1,103
Allied World Assurance Holdings *	66,438	6,160
American Campus Communities †	40,400	1,832
American Capital Agency, Cl A †	55,100	1,806
Arch Capital Group *	102,073	5,366
BOK Financial	17,200	1,071
Brown & Brown	28,100	900
CBOE Holdings	57,800	2,135
Chubb	52,400	4,587
Commerce Bancshares	25,702	1,049
Endurance Specialty Holdings	35,500	1,697
Equity Lifestyle Properties †	23,600	1,812
Erie Indemnity, Cl A	25,900	1,956
Everest Re Group	64,731	8,406
Extra Space Storage †	19,522	767
Federal Realty Investment Trust †	25,053	2,707
Fidelity National Financial, Cl A	152,568	3,849
First Citizens BancShares, Cl A	993	181
First Niagara Financial Group	213,400	1,891
Genworth MI Canada	40,500	996
Hancock Holding, Cl A	56,400	1,744
HCC Insurance Holdings	43,000	1,807
Home Properties †	34,866	2,211
Liberty Property Trust †	22,182	882
Mercury General	4,967	188
MFA Financial †	265,692	2,476
Mid-America Apartment Communities †	29,912	2,066
National Bank of Canada	48,400	3,554
National Retail Properties †	39,800	1,440
New York Community Bancorp	24,141	346
PartnerRe	122,516	11,408
PennyMac Mortgage Investment Trust †	89,100	2,307
People’s United Financial	57,294	770
Piedmont Office Realty Trust, Cl A †	105,900	2,075
Platinum Underwriters Holdings	34,300	1,914
Plum Creek Timber †	4,041	211
Primerica *	40,700	1,334
Prosperity Bancshares	43,400	2,057
Public Storage †	9,759	1,486

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Realty Income †	44,000	$1,995
RenaissanceRe Holdings	65,724	6,046
Senior Housing Properties Trust †	19,500	523
Signature Bank NY, Cl B *	26,800	2,111
Tanger Factory Outlet Centers †	60,994	2,207
TFS Financial *	182,600	1,978
Tower Group International	53,817	993
Travelers	55,300	4,656
Two Harbors Investment †	147,200	1,856
Validus Holdings	121,400	4,537
Washington Federal	41,848	732
White Mountains Insurance Group	3,642	2,066

		120,247

Health Care — 16.8%
Abbott Laboratories	160,647	5,674
AbbVie	160,647	6,551
Actavis *	13,615	1,254
Aetna, Cl A	57,900	2,960
AmerisourceBergen	145,973	7,510
Amgen, Cl A	124,463	12,759
AstraZeneca ADR	56,700	2,834
Baxter International	52,700	3,828
Becton Dickinson	63,664	6,087
Biogen Idec *	4,723	911
Cardinal Health	166,085	6,912
Celgene, Cl A *	16,700	1,936
Cooper, Cl A	6,600	712
Cubist Pharmaceuticals *	45,500	2,130
Eli Lilly	79,188	4,497
Endo Pharmaceuticals Holdings *	21,300	655
Henry Schein *	21,308	1,972
Humana	18,500	1,279
Johnson & Johnson	97,200	7,925
Magellan Health Services *	27,800	1,322
McKesson	92,562	9,993
Medtronic	52,100	2,447
Merck	179,100	7,922
Patterson	47,700	1,815
Perrigo	7,100	843
Pfizer	286,400	8,265
Techne, Cl A	72,783	4,939
United Therapeutics *	55,800	3,396
UnitedHealth Group	58,500	3,347
Waters *	8,500	798
WellPoint	28,500	1,888
Zimmer Holdings	44,700	3,362

		128,723

Industrials — 5.6%
Alliant Techsystems	34,100	2,470
C.H. Robinson Worldwide	30,100	1,790
Copa Holdings, Cl A	8,082	967
Covanta Holding	27,800	560
Dun & Bradstreet	17,600	1,472
FTI Consulting *	32,000	1,205
General Dynamics	24,100	1,699
L-3 Communications Holdings	68,400	5,535
Landstar System	33,500	1,913
Lockheed Martin	44,824	4,326
Northrop Grumman	71,000	4,981
Old Dominion Freight Line, Cl A *	55,900	2,135

Description	Shares	Market Value ($ Thousands)

Raytheon	107,900	$6,343
Rollins	72,500	1,780
Silver Bay Realty Trust †	7,213	149
TransDigm Group	14,300	2,187
Verisk Analytics, Cl A *	36,300	2,237
Waste Connections	26,146	941

		42,690

Information Technology — 9.3%
Activision Blizzard	306,100	4,460
Amdocs	185,641	6,729
AOL	83,528	3,215
BMC Software	45,700	2,117
Booz Allen Hamilton Holding, Cl A	6,977	94
Broadridge Financial Solutions	83,900	2,084
CACI International, Cl A *	20,600	1,192
Cadence Design Systems *	32,376	451
CGI Group, Cl A *	42,700	1,160
Cisco Systems	195,600	4,090
Dell	72,600	1,040
DST Systems	621	44
FleetCor Technologies *	13,964	1,070
Flir Systems	76,600	1,993
Global Payments	39,400	1,956
Harris	102,297	4,740
Hewlett-Packard *	76,800	1,831
IAC	56,047	2,504
Ingram Micro, Cl A *	102,500	2,017
Intel	153,300	3,350
International Business Machines	37,687	8,039
Jack Henry & Associates	28,100	1,299
Microsoft	196,700	5,628
NeuStar, Cl A *	17,000	791
SAIC	366,700	4,969
Tech Data *	43,322	1,976
Total System Services	74,400	1,844
Zebra Technologies, Cl A *	15,800	745

		71,428

Materials — 1.6%
Aptargroup	34,300	1,967
Ball	33,400	1,589
Barrick Gold	30,100	884
Compass Minerals International, Cl A	25,200	1,988
Greif, Cl A	13,200	708
Royal Gold, Cl A	31,902	2,266
Silgan Holdings	39,100	1,847
Sonoco Products	26,000	910

		12,159

Telecommunication Services — 3.1%
AT&T	169,400	6,215
BCE	23,800	1,111
NTT DoCoMo ADR	260,300	3,871
Rogers Communications, Cl B	84,700	4,325
SK Telecom ADR	191,000	3,413
tw telecom, Cl A *	1,003	25
Verizon Communications	40,500	1,991
Vodafone Group ADR	99,900	2,838

		23,789

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 14.7%
AGL Resources	44,900	$1,884
Alliant Energy	36,800	1,847
Ameren	71,700	2,511
American Electric Power	129,459	6,296
American States Water	31,400	1,808
American Water Works	172,385	7,143
Atmos Energy	88,600	3,782
Avista	49,700	1,362
Cleco	39,800	1,872
CMS Energy	54,369	1,519
Consolidated Edison	111,133	6,783
DTE Energy	131,934	9,016
Edison International	63,113	3,176
El Paso Electric, Cl A	48,900	1,645
Entergy	59,569	3,767
Great Plains Energy	52,500	1,217
Hawaiian Electric Industries	85,989	2,383
Idacorp, Cl A	35,100	1,694
Integrys Energy Group	10,367	603
ITC Holdings	5,798	518
NextEra Energy	18,555	1,441
NV Energy	85,100	1,705
PG&E	142,100	6,328
Pinnacle West Capital	32,026	1,854
Portland General Electric	111,200	3,373
PPL	251,433	7,872
Public Service Enterprise Group	148,400	5,096
SCANA	66,240	3,389
Southern	96,079	4,508
UGI	99,070	3,803
Vectren	109,130	3,865
WGL Holdings	35,800	1,579
Wisconsin Energy	114,466	4,909
Xcel Energy	77,555	2,303

		112,851

Total Common Stock (Cost $593,107) ($ Thousands)		741,224

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% * * † †	22,725,742	22,726

Total Cash Equivalent (Cost $22,726) ($ Thousands)		22,726

U.S. TREASURY OBLIGATIONS (A) (B) — 0.1%
U.S. Treasury Bills
0.066%, 06/27/13	$899	899
0.110%, 07/25/13	236	236

Total U.S. Treasury Obligations (Cost $1,135) ($ Thousands)		1,135

Total Investments — 99.8% (Cost $616,968) ($ Thousands)		$765,085

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	204	Jun-2013	$304

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $766,759 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$741,224	$—	$—	$741,224
Cash Equivalent	22,726	—	—	22,726
U.S. Treasury Obligations	—	1,135	—	1,135

Total Investments in Securities	$763,950	$1,135	$—	$765,085

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$304	$—	$—	$304

Total Other Financial Instruments	$304	$—	$—	$304

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%

Australia — 5.9%
AGL Energy	66,333	$1,096
Amcor	160,715	1,553
Brickworks	9,518	129
CFS Retail Property Trust Group †	1,802,719	3,773
Coca-Cola Amatil	662,108	10,053
Costamare	34,820	553
CSL	154,054	9,502
Flight Centre	19,831	694
GPT Group †	528,317	2,041
Hansen Technologies	41,039	37
Metcash, Cl A	1,501,667	6,474
Premier Investments	32,504	290
SP AusNet, Cl Miscellaneous	3,208,284	3,992
Sydney Airport	235,850	806
Tabcorp Holdings	1,006,049	3,384
Tatts Group	1,933,079	6,381
Telstra, Cl B	1,553,284	7,295
Treasury Wine Estates	305,840	1,812
Washington H Soul Pattinson	7,318	106
Wesfarmers	142,230	5,954
Westfield Group †	128,869	1,456
Westfield Retail Trust †	1,495,364	4,703
Woolworths	215,521	7,584

		79,668

Austria — 0.1%
Oesterreichische Post	27,131	1,168

		1,168

Belgium — 0.3%
Belgacom	130,745	3,250
Colruyt	6,990	338
Mobistar	29,587	664

		4,252

Canada — 12.1%
Agnico-Eagle Mines	46,700	1,915
Agrium	2,200	215
Alimentation Couche Tard, Cl B	72,700	3,939
Bank of Montreal	79,400	4,996
BCE	301,381	14,074
Bell Aliant	328,969	8,722
Brookfield Office Properties	34,400	590
Canadian National Railway	17,400	1,748
Canadian Tire, Cl A	81,100	5,851
Canadian Utilities, Cl A	20,600	1,632
Cash Store Financial Services, Cl A	5,200	13
CGI Group, Cl A *	65,200	1,772
CI Financial	900	25
CML HealthCare	39,699	283
Constellation Software	2,000	246
Emera	72,400	2,501
Empire, Cl A	76,600	4,987
EnerCare	15,822	142
Fairfax Financial Holdings	3,700	1,444
Fortis, Cl Common Subscription Receipt	202,400	6,802
Franco-Nevada	10,600	484
Genworth MI Canada	8,000	197

Description	Shares	Market Value ($ Thousands)

George Weston	66,500	$4,943
IGM Financial	2,100	95
Intact Financial, Cl Common Subscription Receipt	11,800	723
Jean Coutu Group PJC, Cl A	35,500	553
K-Bro Linen	4,265	138
Leisureworld Senior Care, Cl B	9,736	123
Loblaw	7,200	303
Manitoba Telecom Services	244,900	7,953
Metro, Cl A	181,400	11,363
Morguard Real Estate Investment Trust †	28,100	493
National Bank of Canada	111,000	8,150
North West	51,804	1,182
Premium Brands Holdings *	4,500	84
RioCan Real Estate Investment Trust †	199,300	5,452
Rogers Communications, Cl B	239,800	12,245
Rogers Sugar	46,402	286
Saputo	244,500	12,411
Shaw Communications, Cl B	12,800	317
Shoppers Drug Mart, Cl B	28,500	1,219
TELUS	104,200	7,194
Tim Hortons	137,500	7,471
TMX Group	84,267	4,610
TransCanada	77,700	3,709
Valener	33,226	526
Yamana Gold	568,800	8,760

		162,881

Denmark — 2.8%
Coloplast A/S, Cl B	203,720	10,958
GN Store Nord	128,543	2,287
H Lundbeck, Cl H	19,290	355
Novo Nordisk, Cl B	63,617	10,335
Royal UNIBREW	8,319	738
SimCorp	1,047	281
TDC	1,085,849	8,342
Topdanmark *	148,406	3,551
William Demant Holding *	4,837	405

		37,252

Finland — 0.3%
Olvi, Cl A	1,700	47
Orion, Cl B	171,209	4,496

		4,543

France — 0.3%
Boiron *	6,078	315
Bonduelle S.C.A.	6,128	155
Canal +	13,049	91
Medica *	5,296	97
Societe BIC	26,391	3,064
Tessi	1,012	109
Vilmorin & Cie	3,938	473

		4,304

Germany — 0.7%
Constantin Medien *	14,561	34
Fielmann	22,360	2,064
Freenet	168,515	4,094
Suedzucker	66,749	2,819

		9,011

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Guernsey — 0.6%
Amdocs	208,522	$7,559

		7,559

Hong Kong — 2.7%
Cheung Kong Infrastructure Holdings	591,000	4,054
CLP Holdings, Cl B	1,218,000	10,670
HKT Trust	30,000	30
Link †	1,840,500	10,029
Power Assets Holdings	1,087,500	10,262
Prosperity REIT †	738,000	256
Skyfame Realty Holdings *	1,312,000	98
Sunlight Real Estate Investment Trust †	590,000	258
Transport International Holdings, Cl B	14,000	31

		35,688

Ireland — 0.4%
Kerry Group, Cl A	4,655	277
Ryanair Holdings	613,217	4,676

		4,953

Israel — 0.7%
Azrieli Group *	14,125	394
El Al Israel Airlines *	65,866	10
Formula Systems 1985 *	3,851	74
Given Imaging *	22,493	368
Ituran Location and Control	6,055	95
Orbotech *	7,977	80
Osem Investments	15,360	294
Silicom	10,545	299
Teva Pharmaceutical Industries	185,346	7,304

		8,918

Italy — 0.1%
CSP International Fashion
Group	1,207	2
Recordati	26,813	242
Reply, Cl B	1,356	52
Snam Rete Gas	339,149	1,546

		1,842

Japan — 16.1%
Aeon, Cl H	499,400	6,445
Ajinomoto	66,000	992
Ajis	1,300	16
Alfresa Holdings	90,300	4,882
Alpen	19,900	373
Artnature	3,900	66
Asahi Group Holdings	82,700	1,976
Astellas Pharma	42,500	2,284
Autobacs Seven	41,400	661
Benesse, Cl A	11,700	503
Can Do	140	234
Central Japan Railway	35,200	3,709
Coca-Cola Central Japan	60,936	803
Coca-Cola West	7,400	129
Daito Trust Construction	49,400	4,208
Doutor Nichires Holdings	30,100	442
Duskin	15,000	299
Dydo Drinco	44,800	2,077
Electric Power Development	83,200	2,189

Description	Shares	Market Value ($ Thousands)

FamilyMart, Cl H	133,100	$6,150
Fancl	219,500	2,392
Fuji Oil	27,000	419
Geo	81	102
Hakuhodo DY Holdings	33,530	2,554
Haruyama Trading	2,000	12
Hiday Hidaka	3,720	80
House Foods	135,800	2,363
Idemitsu Kosan	18,800	1,621
Infocom	84	144
Ito En	140,200	3,337
Itochu Techno-Solutions	4,700	235
Itochu-Shokuhin	3,900	157
Japan Prime Realty Investment, Cl A †	294	1,166
Japan Retail Fund Investment, Cl A †	530	1,307
J-Oil Mills	56,000	174
Kaken Pharmaceutical	50,000	916
Kamigumi	183,000	1,701
Kao	440,400	14,407
Kappa Create Holdings	24,200	489
Kasumi	16,300	100
Kato Sangyo	4,100	84
KDDI	7,200	296
Kewpie	452,600	6,451
KEY Coffee	16,900	274
Kissei Pharmaceutical	14,100	297
Kobayashi Pharmaceutical	62,100	2,998
Kokuyo	19,500	149
Komatsu Seiren	5,000	23
Komeri	12,200	360
Kose	173,800	4,022
Kura	8,800	162
Lawson	69,300	5,336
Lion, Cl H	1,072,400	5,900
Mandom	33,200	1,164
Marudai Food	82,000	272
Matsumotokiyoshi Holdings	89,100	2,576
Matsuya Foods	16,600	287
Maxvalu Tokai	3,300	46
McDonald’s Holdings Japan	283,600	7,717
Medipal Holdings	156,800	2,217
Megmilk Snow Brand	32,000	510
MEIJI Holdings	12,400	575
MID Reit, Cl A †	61	184
Mikuni Coca-Cola Bottling	10,700	110
Milbon	4,300	153
Ministop	63,000	1,020
Miraca Holdings	10,300	501
Mochida Pharmaceutical	18,000	232
Morinaga Milk Industry	167,025	509
MOS Food Services	28,000	581
Nagoya Railroad	50,000	158
Namco Bandai Holdings	355,700	6,290
Nihon Shokuhin Kako	2,000	8
Nippon Express	209,000	1,019
Nippon Flour Mills	33,000	152
Nippon Telegraph & Telephone	159,800	6,967
Nissin Food Products	16,100	750
Nitori Holdings	11,450	876
Noevir Holdings	28,500	473

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Nomura Real Estate Office Fund, Cl A †	84	$630
NTT DOCOMO	4,641	7,005
Ohsho Food Service	11,400	355
Oracle Japan	44,800	2,027
Oriental Land	5,100	830
Osaka Gas	1,978,000	8,698
Otsuka	21,600	2,342
Otsuka Holdings	527,500	18,489
Park24	19,600	384
Plenus	8,900	143
Rock Field	3,300	69
Royal Holdings	15,500	222
Saizeriya	10,900	150
San-A, Cl A	1,400	63
Santen Pharmaceutical	1,400	66
Sekisui Chemical	356,000	3,902
Shimachu	70,800	1,766
Shizuoka Bank	151,000	1,700
Shizuoka Gas	30,000	209
St. Marc Holdings	10,200	483
Starbucks Coffee Japan	394	332
Sugi Holdings	5,300	189
Suzuken	176,100	6,546
Takeda Pharmaceutical	146,100	7,805
TKC	8,200	150
Toho Gas	112,000	729
Tokai	9,200	283
Tokyo Gas	276,000	1,507
Torii Pharmaceutical	3,200	78
Toyo Suisan Kaisha	33,000	1,009
USS	10,110	1,186
West Japan Railway	44,700	2,143
Yamazaki Baking	696,000	9,462
Yoshinoya Holdings	1,336	1,569

		216,334

Luxembourg — 0.0%
Millicom International Cellular	3,693	295

		295

Netherlands — 0.1%
Nutreco	8,727	801

		801

New Zealand — 0.7%
Argosy Property	181,940	150
Auckland International Airport	550,942	1,358
Chorus	300,401	707
Contact Energy	133,100	635
Infratil	74,211	149
Port of Tauranga	37,108	428
Restaurant Brands New Zealand	21,157	50
Ryman Healthcare	74,405	314
Sky City Entertainment Group	180,289	665
Sky Network Television	72,122	320
Summerset Group Holdings	69,427	152
Telecom Corp of New Zealand	2,419,107	4,737
Trade Me, Cl H	46,016	182

		9,847

Norway — 0.1%
Orkla	145,139	1,160

Description	Shares	Market Value ($ Thousands)

Telenor	13,788	$302

		1,462

Portugal — 0.3%
EDP - Energias de Portugal *	1,158,522	3,567
Portucel	122,445	421
Semapa-Sociedade de Investimento e Gestao	25,343	229
Sonaecom - SGPS *	142,167	307

		4,524

Singapore — 2.1%
Ascendas Real Estate
Investment Trust †	1,601,000	3,355
ComfortDelGro	609,000	938
Frasers Commercial Trust †	148,000	168
Mapletree Industrial Trust †	395,000	447
Metro Holdings	73,539	54
MobileOne	774,000	1,847
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust, Cl REIT †	681,000	695
SATS	172,000	422
Singapore Post	674,000	676
Singapore Press Holdings	951,000	3,434
Singapore Telecommunications	2,891,000	8,366
StarHub	2,105,000	7,381

		27,783

Spain — 0.4%
Enagas *	128,638	2,995
Viscofan	44,278	2,321

		5,316

Sweden — 0.9%
Acando	46,748	122
Axfood	118,656	4,825
Industrial & Financial Systems, Cl B	2,550	46
Svenska Cellulosa, Cl B	91,484	2,359
Tele2, Cl B	10,824	188
TeliaSonera	571,514	4,081

		11,621

Switzerland — 4.2%
Actelion	8,903	483
Allreal Holding, Cl A	25,943	3,769
Basler Kantonalbank, Cl H	2,216	220
Bell	46	108
Emmi *	1,224	345
Galenica	2,297	1,384
Implenia	691	38
Intershop Holdings	392	139
Lindt & Spruengli	48	515
Mobilezone Holding	28,743	294
Mobimo Holding *	7,815	1,752
Nestle	103,382	7,472
Novartis	104,858	7,446
Orior *	660	35
PSP Swiss Property	82,868	7,547
Roche Holding	32,858	7,645

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Siegfried Holding	5,821	$757
Swiss Prime Site, Cl H	92,971	7,522
Swisscom	18,110	8,374
Vetropack Holding, Cl A	17	34

		55,879

United Kingdom — 11.3%
Associated British Foods	271,546	7,843
AstraZeneca	328,771	16,482
British American Tobacco	139,620	7,482
British Sky Broadcasting Group	73,305	983
Centrica	1,636,918	9,145
Cranswick	60,855	912
Dairy Crest Group	18,916	123
Devro, Cl A	116,841	623
Dignity	16,560	357
Fidessa Group	5,588	165
Genus	24,871	596
GlaxoSmithKline	110,089	2,573
Greggs	359,127	2,602
Imperial Tobacco Group	226,702	7,918
J Sainsbury	1,612,426	9,273
JD Sports Fashion	2,922	31
LSL Property Services	9,779	50
National Grid	775,987	9,019
Next, Cl A	111,233	7,379
Reckitt Benckiser Group	124,252	8,907
Royal Dutch Shell, Cl A	96,810	3,132
Smith & Nephew	650,191	7,508
SSE	291,698	6,577
Synergy Health	46,324	716
Tate & Lyle	343,111	4,431
Unilever	396,949	16,790
United Utilities Group, Cl B	285,341	3,072
Vodafone Group	2,101,834	5,959
WM Morrison Supermarkets	2,710,503	11,374

		152,022

United States — 30.0%
Abbott Laboratories	171,562	6,059
ALLETE	6,038	296
Altria Group	196,019	6,741
American Capital Agency, Cl A †	297,441	9,750
American Electric Power	156,436	7,608
AmerisourceBergen	71,282	3,668
Amgen, Cl A	131,103	13,439
Annaly Capital Management †	749,794	11,914
AT&T	106,873	3,921
Autozone *	25,422	10,086
Becton Dickinson	3,831	366
Bemis	48,947	1,976
Campbell Soup	224,628	10,189
Capitol Federal Financial	622,070	7,508
CenturyTel	51,071	1,794
Chesapeake Utilities	23,154	1,136
Church & Dwight	119,701	7,736
Cleco	3,322	156
Clorox	90,449	8,008
Colgate-Palmolive	64,866	7,656
ConAgra Foods	201,739	7,224
Consolidated Edison	124,749	7,613
Dr Pepper Snapple Group	33,146	1,556
DTE Energy	95,033	6,495

Description	Shares	Market Value ($ Thousands)

EarthLink	138,106	$749
Edison International	241,581	12,156
El Paso Electric, Cl A	74,450	2,505
Eli Lilly	17,204	977
Empire District Electric	115,056	2,577
Entergy	107,419	6,793
General Mills, Cl A	268,780	13,254
Great Plains Energy	77,550	1,798
Hawaiian Electric Industries	99,306	2,752
Hershey	35,819	3,135
Hormel Foods	283,835	11,728
Idacorp, Cl A	11,304	546
Investors Real Estate Trust †	17,390	172
Jack Henry & Associates	44,834	2,072
JM Smucker	57,168	5,669
Johnson & Johnson	200,967	16,385
Kellogg	118,738	7,650
Kimberly-Clark	153,952	15,084
Kroger	138,159	4,579
Laclede Group	75,163	3,209
Gyrodyne Co. of America †	8,808	647
Lorillard	144,477	5,830
Maxygen, Cl A	22,149	53
McCormick	43,175	3,176
Medcath	43,046	59
MGE Energy	2,536	141
Mondelez International, Cl A	30,646	938
NV Energy	366,263	7,336
Oil-Dri Corp of America	3,429	93
Orchids Paper Products	5,756	134
O’Reilly Automotive *	28,054	2,877
Otter Tail	34,792	1,084
PDL BioPharma	101,440	742
Pepco Holdings	149,898	3,208
PepsiCo	96,902	7,666
Phillips 66	135,593	9,488
Piedmont Office Realty Trust, Cl A †	224,419	4,396
Pinnacle West Capital	148,268	8,583
Portland General Electric	250,796	7,607
PPL	267,032	8,361
Procter & Gamble	98,529	7,593
Reading International, Cl A *	16,183	91
Retail Opportunity Investments †	227,761	3,191
Reynolds American	36,848	1,639
Rockville Financial	42,561	552
Seneca Foods, Cl A *	6,087	201
Simplicity Bancorp	5,945	89
Southern	376,461	17,664
Starz - Liberty Capital *	55,936	1,239
Territorial Bancorp	7,233	172
TJX	15,139	708
UIL Holdings	13,317	527
Unitil	12,277	345
Universal	62,389	3,496
UNS Energy	152,273	7,452
Vector Group	322,547	5,200
Vectren	139,378	4,937
Verizon Communications	98,126	4,823
Weis Markets	31,898	1,298
Westar Energy	154,502	5,126

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2013

Description	Shares/Face Amount ($ Thousands)		Market Value ($ Thousands)
Xcel Energy		255,065	$7,575

			403,022

Total Common Stock (Cost $1,075,836) ($ Thousands)			1,250,945

PREFERRED STOCK — 0.0%

Germany — 0.0%
Hornbach Holding		311	21
Sto, Cl R		367	56

			77

United States — 0.0%
Wachovia Preferred Funding †		5,113	140

Total Preferred Stock (Cost $207) ($ Thousands)			217

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% * * † †		81,597,119	81,597

Total Cash Equivalent (Cost $81,597) ($ Thousands)			81,597

TIME DEPOSITS — 1.5%
Brown Brothers Harriman
2.070%, 04/01/2013	AUD	1,213,044	1,263
1.450%, 04/01/2013	NZD	15,393	13
0.650%, 04/01/2013	NOK	590	—
0.233%, 04/01/2013	CAD	143,914	142
0.150%, 04/01/2013	DKK	922,667	159
0.071%, 04/01/2013	GBP	256,341	390
0.050%, 04/01/2013	SEK	1,618,448	248
0.030%, 04/01/2013	USD	12,740,338	12,740
0.028%, 04/01/2013	EUR	3,959,856	5,075
0.010%, 04/01/2013	SGD	125	—
0.005%, 04/01/2013	JPY	17,568,376	187
0.005%, 04/01/2013	HKD	3,975,188	512

Total Time Deposits (Cost $20,729) ($ Thousands)			20,729

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.066%, 6/27/2013		$3,001	3,000
0.110%, 7/25/2013		115	115

Total U.S. Treasury Obligations (Cost $3,115) ($ Thousands)			3,115

Total Investments — 101.0% (Cost $1,181,484) ($ Thousands)			$1,356,603

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	229	Jun-2013	$(207)
FTSE 100 Index	72	Jun-2013	(20)
Hang Seng Index	11	Apr-2013	9
S&P 500 Index E-MINI	379	Jun-2013	797
SPI 200 Index	24	Jun-2013	(57)
Topix Index	44	Jun-2013	187

			$709

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/24/13	AUD	99,139	USD	103,366	$329
4/24/13	CAD	172,554	USD	168,808	(991)
4/24/13	CHF	54,998	USD	58,053	96
4/24/13	DKK	233,050	USD	40,288	204
4/24/13	EUR	40,393	USD	52,050	271
4/24/13	GBP	102,966	USD	156,334	(77)
4/24/13	HKD	301,782	USD	38,883	1
4/24/13	JPY	21,629,034	USD	229,343	(474)
4/24/13	NOK	1,576	USD	270	—
4/24/13	NZD	13,097	USD	10,907	(34)
4/24/13	SEK	86,169	USD	13,209	(11)
4/24/13	SGD	31,815	USD	25,574	(82)
4/24/13	USD	484	AUD	463	(3)
4/24/13	USD	859	CAD	873	1
4/24/13	USD	291	CHF	275	(1)
4/24/13	USD	136	DKK	790	—
4/24/13	USD	172	EUR	134	—
4/24/13	USD	567	GBP	374	1
4/24/13	USD	70	HKD	544	—
4/24/13	USD	1,620	JPY	152,405	(1)
4/24/13	USD	1	NOK	7	—
4/24/13	USD	83	NZD	99	—
4/24/13	USD	98	SEK	638	—
4/24/13	USD	142	SGD	176	—

					$(771)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Depreciation ($Thousands)
Brown Brothers Harriman	(902,375)	901,604	$(771)

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,343,015 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2013

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — U.S. Dollar

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,250,945	$—	$—	$1,250,945
Preferred Stock	217	—	—	217
Time Deposits	20,729	—	—	20,729
U.S. Treasury Obligations	—	3,115	—	3,115
Cash Equivalent	81,597	—	—	81,597

Total Investments in Securities	$1,353,488	$3,115	$—	$1,356,603

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$709	$—	$—	$709
Forwards*	—	(771)	—	(771)

Total Other Financial Instruments	$709	$(771)	$—	$(62)

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 6.0%
Aaron’s	41,200	$1,182
Big Lots	16,600	586
Canadian Tire, Cl A	20,900	1,508
Choice Hotels International	27,600	1,168
Cinemark Holdings	42,800	1,260
Cogeco Cable	10,500	471
Cracker Barrel Old Country Store	11,300	914
DIRECTV *	65,500	3,708
GameStop, Cl A	40,200	1,124
Genuine Parts	9,700	757
H&R Block	107,700	3,169
Hasbro	37,800	1,661
Jarden *	10,350	443
Kohl’s	43,600	2,011
Madison Square Garden, Cl A *	26,800	1,544
McDonald’s	33,235	3,313
Panera Bread, Cl A *	2,200	363
Regal Entertainment Group, Cl A	45,500	758
Scripps Networks Interactive, Cl A	8,800	566
Shaw Communications, Cl B	55,500	1,372
Target, Cl A	44,400	3,039
Time Warner Cable, Cl A	18,400	1,768

		32,685

Consumer Staples — 22.7%
Altria Group	105,712	3,635
Archer-Daniels-Midland	38,400	1,295
Brown-Forman, Cl B	41,287	2,948
Campbell Soup	34,308	1,556
Church & Dwight	80,373	5,195
Clorox	36,430	3,225
Coca-Cola	55,321	2,237
Coca-Cola Enterprises	49,400	1,824
Colgate-Palmolive	32,072	3,785
ConAgra Foods	86,200	3,087
Costco Wholesale	38,401	4,075
CVS Caremark	68,900	3,789
Dr Pepper Snapple Group	24,500	1,150
Energizer Holdings	15,200	1,516
Flowers Foods	49,500	1,631
Fresh Del Monte Produce	36,100	974
General Mills, Cl A	85,908	4,236
Harris Teeter Supermarkets	15,800	675
Hershey	64,957	5,686
HJ Heinz	25,257	1,825
Hormel Foods	179,066	7,399
JM Smucker	39,207	3,888
Kellogg	45,847	2,954
Kimberly-Clark	76,239	7,470
Kroger	138,516	4,590
Lorillard	117,936	4,759
McCormick	54,314	3,995
Metro, Cl A	27,400	1,716
Molson Coors Brewing, Cl B	35,200	1,723
PepsiCo	28,696	2,270
Philip Morris International	39,997	3,708
Procter & Gamble	43,424	3,346
Reynolds American	68,066	3,028
Safeway	128,800	3,394

Description	Shares	Market Value ($ Thousands)

Shoppers Drug Mart, Cl B	21,500	$920
TreeHouse Foods *	17,700	1,153
Tyson Foods, Cl A	81,000	2,010
Universal	16,000	897
Walgreen	74,500	3,552
Wal-Mart Stores	94,332	7,059

		124,175

Energy — 3.4%
Cenovus Energy	14,600	453
Chevron	42,900	5,097
ConocoPhillips	50,300	3,023
Diamond Offshore Drilling	4,900	341
Exxon Mobil	75,400	6,794
Imperial Oil	30,000	1,226
TransCanada	30,800	1,475

		18,409

Financials — 15.0%
Allied World Assurance Holdings *	19,825	1,838
Allstate	32,500	1,595
American Campus Communities †	31,700	1,437
American Capital Agency, Cl A †	38,300	1,256
Arch Capital Group *	49,676	2,611
Brown & Brown	12,600	404
Capitol Federal Financial	258,972	3,126
CBOE Holdings	39,400	1,455
Chubb	34,200	2,994
Commerce Bancshares	15,700	641
Cullen/Frost Bankers	44,259	2,767
Endurance Specialty Holdings	20,100	961
Equity Lifestyle Properties †	19,400	1,490
Erie Indemnity, Cl A	19,100	1,443
Everest Re Group	22,659	2,942
First Niagara Financial Group	178,200	1,579
Genworth MI Canada	23,900	588
Government Properties Income Trust, Cl A †	33,500	862
Hancock Holding, Cl A	48,500	1,500
Hanover Insurance Group, Cl A	17,900	889
HCC Insurance Holdings	42,900	1,803
Home Properties †	21,400	1,357
Maiden Holdings	62,300	660
MFA Financial †	126,200	1,176
Mid-America Apartment Communities †	20,200	1,395
National Bank of Canada	29,000	2,130
National Retail Properties †	25,200	912
PartnerRe	60,269	5,612
PennyMac Mortgage Investment Trust †	50,500	1,307
People’s United Financial	282,729	3,800
Piedmont Office Realty Trust, Cl A †	68,500	1,342
Platinum Underwriters Holdings	17,800	993
Primerica *	20,800	682
ProAssurance	11,919	564
Prosperity Bancshares	29,500	1,398
Realty Income †	28,900	1,311
RenaissanceRe Holdings	78,252	7,198
Senior Housing Properties Trust †	13,600	365
Signature Bank NY, Cl B *	18,500	1,457

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

Tanger Factory Outlet Centers †	40,800	$1,476
TFS Financial *	230,986	2,501
Tompkins Financial	12,200	516
Tower Group International	18,921	349
Travelers	33,800	2,846
Two Harbors Investment †	88,900	1,121
Validus Holdings	68,300	2,552
White Mountains Insurance Group	5,288	2,999

		82,200

Health Care — 14.4%
Abbott Laboratories	85,760	3,029
AbbVie	85,760	3,497
Aetna, Cl A	41,800	2,137
AmerisourceBergen	76,437	3,933
Amgen, Cl A	43,900	4,500
AstraZeneca ADR	53,600	2,679
Baxter International	43,100	3,131
Becton Dickinson	24,100	2,304
Cardinal Health	35,300	1,469
Celgene, Cl A *	13,500	1,565
Cooper, Cl A	7,000	755
Cubist Pharmaceuticals *	31,000	1,452
Eli Lilly	44,380	2,520
Endo Pharmaceuticals Holdings *	29,600	910
Greatbatch *	21,800	651
Humana	11,900	822
Johnson & Johnson	115,063	9,381
Magellan Health Services *	13,600	647
McKesson	35,000	3,779
Medtronic	29,000	1,362
Merck	114,200	5,051
Owens & Minor	12,500	407
Patterson	33,200	1,263
PDL BioPharma	96,900	708
Perrigo	27,513	3,267
Pfizer	169,600	4,895
Quest Diagnostics	13,300	751
St. Jude Medical	24,200	979
Techne, Cl A	38,032	2,580
United Therapeutics *	30,800	1,875
UnitedHealth Group	36,500	2,088
Waters *	4,100	385
WellPoint	21,900	1,450
Zimmer Holdings	39,300	2,956

		79,178

Industrials — 6.5%
Alliant Techsystems	36,100	2,615
C.H. Robinson Worldwide	25,400	1,510
Copa Holdings, Cl A	26,246	3,139
Covanta Holding	17,500	353
Dun & Bradstreet	12,300	1,029
FTI Consulting *	19,800	746
General Dynamics	22,900	1,615
L-3 Communications Holdings	46,100	3,730
Landstar System	24,200	1,382
Lockheed Martin	25,000	2,413
Northrop Grumman	51,500	3,613
Old Dominion Freight Line, Cl A *	38,200	1,459
Raytheon	73,000	4,292
Rollins	60,200	1,478

Description	Shares	Market Value ($ Thousands)

Silver Bay Realty Trust †	4,356	$90
Stericycle, Cl A *	30,482	3,236
TransDigm Group	9,800	1,498
Verisk Analytics, Cl A *	24,100	1,485

		35,683

Information Technology — 9.7%
Activision Blizzard	180,800	2,634
Amdocs	105,300	3,817
Automatic Data Processing	42,846	2,786
BMC Software	32,500	1,506
Broadridge Financial Solutions	63,500	1,577
CA	59,100	1,487
CACI International, Cl A *	11,100	642
CGI Group, Cl A *	36,400	989
Cisco Systems	134,000	2,802
CSG Systems International *	37,600	797
Dell	94,500	1,354
Flir Systems	51,300	1,334
Global Payments	26,800	1,331
Google, Cl A *	5,105	4,054
Harris	36,800	1,705
Hewlett-Packard *	49,700	1,185
IAC	72,920	3,258
Ingram Micro, Cl A *	60,300	1,187
Intel	117,400	2,565
International Business Machines	21,818	4,654
Jack Henry & Associates	13,800	638
Microsoft	111,500	3,190
National Instruments	13,500	442
NeuStar, Cl A *	9,300	433
SAIC	223,700	3,031
Tech Data *	22,200	1,013
Total System Services	57,400	1,422
Visa, Cl A	6,896	1,171
Zebra Technologies, Cl A *	7,200	339

		53,343

Materials — 1.7%
Aptargroup	25,900	1,486
Ball	26,000	1,237
Barrick Gold	24,900	731
Bemis	24,900	1,005
Compass Minerals International, Cl A	16,400	1,294
Greif, Cl A	10,500	563
Royal Gold, Cl A	13,528	961
Silgan Holdings	29,200	1,380
Sonoco Products	14,500	507

		9,164

Telecommunication Services — 2.8%
AT&T	110,400	4,051
BCE	17,100	798
CenturyTel	15,718	552
Iridium Communications *	94,500	569
NTT DoCoMo ADR	130,900	1,946
Rogers Communications, Cl B	43,200	2,206
SK Telecom ADR	129,800	2,320
Verizon Communications	26,500	1,303
Vodafone Group ADR	67,300	1,912

		15,657

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 13.8%
AGL Resources	47,006	$1,972
Alliant Energy	28,100	1,410
Ameren	31,000	1,086
American Electric Power	68,000	3,307
American States Water	22,500	1,295
American Water Works	35,300	1,463
Atmos Energy	73,700	3,146
Avista	22,800	625
Cleco	24,700	1,162
Consolidated Edison	71,815	4,383
Dominion Resources	13,121	763
DTE Energy	33,900	2,317
Duke Energy	52,680	3,824
Edison International	29,400	1,479
El Paso Electric, Cl A	27,700	932
Entergy	41,200	2,606
Great Plains Energy	55,900	1,296
Hawaiian Electric Industries	68,832	1,907
Idacorp, Cl A	24,800	1,197
ITC Holdings	22,710	2,027
Laclede Group	33,500	1,431
Northeast Utilities	81,630	3,548
OGE Energy	33,131	2,318
PG&E	103,600	4,613
Pinnacle West Capital	30,700	1,777
Portland General Electric	64,100	1,944
PPL	116,000	3,632
Public Service Enterprise Group	90,700	3,115
SCANA	33,535	1,716
Southern	71,689	3,364
UGI	38,500	1,478
Vectren	67,480	2,390
WGL Holdings	21,500	948
Wisconsin Energy	119,983	5,146

		75,617

Total Common Stock (Cost $412,827) ($ Thousands)		526,111

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% * * † †	19,522,806	19,523

Total Cash Equivalent (Cost $19,523) ($ Thousands)		19,523

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.066%, 6/27/2013	$826	826

Total U.S. Treasury Obligations (Cost $826) ($ Thousands)		826

Total Investments — 99.8% (Cost $433,176) ($ Thousands)		$546,460

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	157	Jun-2013	$297

For the period ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $547,856 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$526,111	$—	$—	$526,111
Cash Equivalent	19,523	—	—	19,523
U.S. Treasury Obligation	—	826	—	826

Total Investments in Securities	$545,634	$826	$—	$546,460

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$297	$—	$—	$297

Total Other Financial Instruments	$297	$—	$—	$297

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2013

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 5, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 5, 2013